================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2013 - April 30, 2014

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
-------------------------------------------------------------------
six months ended: April 30, 2014 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2014

Dear Fellow Shareholder,

Since our founding 33 years ago, Dimensional has grown into a global asset management firm. We believe well-functioning markets that bring together investors who supply capital with companies that put capital to work are what make our business and investment approach successful.

At Dimensional, we combine insights gained from academia and a belief in the power of markets with decades of practical experience implementing in competitive markets. By applying this approach, we have built up a long and compelling track record across global equity and fixed income markets.

Sincerely,

/s/ David G. Booth


David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                          Page
                                                                          ----
 Letter to Shareholders
 Definitions of Abbreviations and Footnotes..............................   1
 DFA Investment Dimensions Group Inc.
    Disclosure of Fund Expenses..........................................   2
    Disclosure of Portfolio Holdings.....................................   7
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        Enhanced U.S. Large Company Portfolio............................  10
        U.S. Large Cap Equity Portfolio..................................  12
        U.S. Large Cap Value Portfolio...................................  15
        U.S. Targeted Value Portfolio....................................  16
        U.S. Small Cap Value Portfolio...................................  19
        U.S. Core Equity 1 Portfolio.....................................  22
        U.S. Core Equity 2 Portfolio.....................................  25
        U.S. Vector Equity Portfolio.....................................  28
        U.S. Small Cap Portfolio.........................................  31
        U.S. Micro Cap Portfolio.........................................  34
        DFA Real Estate Securities Portfolio.............................  37
        Large Cap International Portfolio................................  39
        International Core Equity Portfolio..............................  43
        International Small Company Portfolio............................  48
        Japanese Small Company Portfolio.................................  49
        Asia Pacific Small Company Portfolio.............................  49
        United Kingdom Small Company Portfolio...........................  50
        Continental Small Company Portfolio..............................  50
        DFA International Real Estate Securities Portfolio...............  51
        DFA Global Real Estate Securities Portfolio......................  55
        DFA International Small Cap Value Portfolio......................  56
        International Vector Equity Portfolio............................  60
        World ex U.S. Value Portfolio....................................  65
        World ex U.S. Targeted Value Portfolio...........................  66
        World ex U.S. Core Equity Portfolio..............................  67
        Selectively Hedged Global Equity Portfolio.......................  68
        Emerging Markets Portfolio.......................................  69
        Emerging Markets Small Cap Portfolio.............................  69
        Emerging Markets Value Portfolio.................................  69
        Emerging Markets Core Equity Portfolio...........................  70
    Statements of Assets and Liabilities.................................  74
    Statements of Operations.............................................  81
    Statements of Changes in Net Assets..................................  88
    Financial Highlights.................................................  98
    Notes to Financial Statements........................................ 119
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Consolidated Disclosure of Fund Expenses............................. 146
    Consolidated Disclosure of Portfolio Holdings........................ 147
    Consolidated Schedule of Investments................................. 148
    Consolidated Statement of Assets and Liabilities..................... 153
    Consolidated Statement of Operations................................. 154
    Consolidated Statements of Changes in Net Assets..................... 155

TABLE OF CONTENTS
CONTINUED

                                                                        Page
                                                                        ----
       Consolidated Financial Highlights............................... 156
       Consolidated Notes to Financial Statements...................... 157
    Dimensional Investment Group Inc.
       Disclosure of Fund Expenses..................................... 169
       Disclosure of Portfolio Holdings................................ 171
       Schedule of Investments/Summary Schedule of Portfolio Holdings
           DFA International Value Portfolio........................... 172
           U.S. Large Company Portfolio................................ 173
       Statements of Assets and Liabilities............................ 176
       Statements of Operations........................................ 177
       Statements of Changes in Net Assets............................. 178
       Financial Highlights............................................ 179
       Notes to Financial Statements................................... 181
    The DFA Investment Trust Company
       Disclosure of Fund Expenses..................................... 191
       Disclosure of Portfolio Holdings................................ 193
       Summary Schedules of Portfolio Holdings
           The U.S. Large Cap Value Series............................. 195
           The DFA International Value Series.......................... 198
           The Japanese Small Company Series........................... 202
           The Asia Pacific Small Company Series....................... 205
           The United Kingdom Small Company Series..................... 208
           The Continental Small Company Series........................ 211
           The Canadian Small Company Series........................... 215
           The Emerging Markets Series................................. 218
           The Emerging Markets Small Cap Series....................... 222
       Statements of Assets and Liabilities............................ 226
       Statements of Operations........................................ 228
       Statements of Changes in Net Assets............................. 230
       Financial Highlights............................................ 233
       Notes to Financial Statements................................... 238
    Dimensional Emerging Markets Value Fund
       Disclosure of Fund Expenses..................................... 247
       Disclosure of Portfolio Holdings................................ 248
       Summary Schedule of Portfolio Holdings.......................... 249
       Statement of Assets and Liabilities............................. 253
       Statement of Operations......................................... 254
       Statements of Changes in Net Assets............................. 255
       Financial Highlights............................................ 256
       Notes to Financial Statements................................... 257
    Voting Proxies on Fund Portfolio Securities........................ 263
    Board Approval of Investment Advisory Agreements................... 264

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
AUD     Australian Dollars
CAD     Canadian Dollars
EUR     Euro
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     Enhanced U.S. Large Company Portfolio
     -
     Actual Fund Return
      Institutional Class Shares... $1,000.00 $1,083.50    0.23%    $1.19
     Hypothetical 5% Annual Return
      Institutional Class Shares... $1,000.00 $1,023.65    0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/13  04/30/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Equity Portfolio
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,085.10    0.19%    $0.98
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,093.50    0.27%    $1.40
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,074.50    0.47%    $2.42
    Class R2 Shares................. $1,000.00 $1,073.50    0.62%    $3.19
    Institutional Class Shares...... $1,000.00 $1,075.50    0.37%    $1.90
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,071.40    0.52%    $2.67
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,079.70    0.19%    $0.98
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,079.30    0.21%    $1.08
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,073.10    0.32%    $1.64
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/13  04/30/14    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,045.40    0.37%    $1.88
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.96    0.37%    $1.86

U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,044.60    0.52%    $2.64
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,084.90    0.18%    $0.93
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,049.70    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.41    0.28%    $1.40

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,059.70    0.38%    $1.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.91    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,076.10    0.53%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  974.20    0.55%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  999.90    0.55%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/13  04/30/14    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,092.70    0.59%    $3.06
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,146.50    0.56%    $2.98
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.02    0.56%    $2.81

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,043.70    0.38%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.91    0.38%    $1.91

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,067.60    0.32%    $1.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.21    0.32%    $1.61

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,093.30    0.68%    $3.53
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,066.50    0.50%    $2.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.32    0.50%    $2.51

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,038.50    0.60%    $3.03
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,056.20    0.70%    $3.57
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/13  04/30/14    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Core Equity Portfolio***
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,042.00    0.47%    $2.38
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.46    0.47%    $2.36

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,055.50    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  977.30    0.56%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,018.90    0.72%    $3.60
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  964.30    0.80%    $3.90
 Institutional Class Shares................... $1,000.00 $  965.90    0.55%    $2.68
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.83    0.80%    $4.01
 Institutional Class Shares................... $1,000.00 $1,022.07    0.55%    $2.76

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  987.90    0.61%    $3.01
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.77    0.61%    $3.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S Large Company Portfolio
              Corporate....................................  18.0%
              Government...................................  32.0%
              Foreign Corporate............................  14.4%
              Foreign Government...........................  25.0%
              Supranational................................  10.6%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   8.4%
              Energy.......................................  11.8%
              Financials...................................  13.1%
              Health Care..................................  12.0%
              Industrials..................................  13.4%
              Information Technology.......................  18.0%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.8%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   3.3%
              Energy.......................................  11.0%
              Financials...................................  24.8%
              Health Care..................................   6.3%
              Industrials..................................  17.0%
              Information Technology.......................  14.5%
              Materials....................................   7.9%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   3.0%
              Energy.......................................  12.1%
              Financials...................................  25.7%
              Health Care..................................   5.3%
              Industrials..................................  18.6%
              Information Technology.......................  14.1%
              Materials....................................   6.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.3%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  13.9%
              Consumer Staples.............................   7.6%
              Energy.......................................  10.7%
              Financials...................................  15.7%
              Health Care..................................  11.3%
              Industrials..................................  13.6%
              Information Technology.......................  17.4%
              Materials....................................   4.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.1%
              Utilities....................................   2.8%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   6.2%
              Energy.......................................  12.4%
              Financials...................................  18.6%
              Health Care..................................  10.7%
              Industrials..................................  14.1%
              Information Technology.......................  15.4%
              Materials....................................   5.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  13.5%
              Consumer Staples.............................   4.8%
              Energy.......................................  12.8%
              Financials...................................  23.3%
              Health Care..................................   8.0%
              Industrials..................................  14.3%
              Information Technology.......................  13.8%
              Materials....................................   6.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.4%
              Consumer Staples.............................   3.9%
              Energy.......................................   6.2%
              Financials...................................  16.5%
              Health Care..................................   9.4%
              Industrials..................................  18.4%
              Information Technology.......................  18.4%
              Materials....................................   5.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.6%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.2%
              Financials...................................  17.1%
              Health Care..................................   9.7%
              Industrials..................................  18.7%
              Information Technology.......................  17.6%
              Materials....................................   5.9%
              Other........................................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   1.7%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................  10.1%
              Energy.......................................   9.1%
              Financials...................................  24.6%
              Health Care..................................   9.5%
              Industrials..................................  12.8%
              Information Technology.......................   4.2%
              Materials....................................   9.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   7.0%
              Energy.......................................   9.3%
              Financials...................................  23.3%
              Health Care..................................   6.1%
              Industrials..................................  17.1%
              Information Technology.......................   5.7%
              Materials....................................  10.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Financials...................................   0.3%
              Real Estate Investment Trusts................  99.7%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  20.8%
              Consumer Staples.............................   3.7%
              Energy.......................................   5.0%
              Financials...................................  20.3%
              Health Care..................................   1.9%
              Industrials..................................  26.6%
              Information Technology.......................   5.2%
              Materials....................................  15.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   5.9%
              Energy.......................................   8.8%
              Financials...................................  23.8%
              Health Care..................................   4.9%
              Industrials..................................  18.7%
              Information Technology.......................   6.3%
              Materials....................................  12.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.0%
              Consumer Staples.............................   7.7%
              Energy.......................................   8.5%
              Financials...................................  24.3%
              Health Care..................................   2.5%
              Industrials..................................  11.1%
              Information Technology.......................  14.7%
              Materials....................................  11.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                    Face
                                                   Amount^    Value+
                                                   -------    ------
                                                    (000)
BONDS -- (60.3%)
AUSTRALIA -- (3.5%)
Commonwealth Bank of Australia
    3.875%, 12/14/15............................. GBP 1,015 $ 1,792,316
Westpac Banking Corp.
    1.125%, 09/25/15.............................     4,930   4,975,721
                                                            -----------
TOTAL AUSTRALIA............................................   6,768,037
                                                            -----------

CANADA -- (4.3%)
Enbridge, Inc.
    5.800%, 06/15/14.............................     1,100   1,106,523
Royal Bank of Canada
    3.360%, 01/11/16............................. CAD 5,000   4,696,456
TransAlta Corp.
    4.750%, 01/15/15.............................       925     949,947
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................     1,500   1,545,729
                                                            -----------
TOTAL CANADA...............................................   8,298,655
                                                            -----------

FRANCE -- (3.3%)
Reseau Ferre de France
    2.375%, 12/23/15............................. GBP 2,784   4,814,725
Total Capital SA
    3.125%, 10/02/15.............................     1,587   1,645,911
                                                            -----------
TOTAL FRANCE...............................................   6,460,636
                                                            -----------

GERMANY -- (2.6%)
KFW
    1.750%, 01/22/16............................. GBP 3,000   5,134,439
                                                            -----------

JAPAN -- (2.1%)
Japan Bank for International Cooperation
    2.500%, 01/21/16.............................     4,000   4,138,732
                                                            -----------

NETHERLANDS -- (8.2%)
Bank Nederlandse Gemeenten
    5.375%, 09/15/15............................. AUD 5,600   5,339,719
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.125%, 10/13/15.............................     5,469   5,596,739
Netherlands Government Bond
    0.250%, 09/12/15.............................     5,000   4,996,500
                                                            -----------
TOTAL NETHERLANDS..........................................  15,932,958
                                                            -----------

NEW ZEALAND -- (2.7%)
New Zealand Government Bond
    6.000%, 04/15/15............................. NZD 6,000   5,296,627
                                                            -----------

NORWAY -- (2.6%)
Kommunalbanken A.S.
    2.375%, 01/19/16.............................     5,000   5,165,790
                                                            -----------

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.8%)
Asian Development Bank
    2.500%, 03/15/16............................. $    4,000 $ 4,152,100
Council Of Europe Development Bank
    1.625%, 12/07/15.............................  GBP 3,400   5,813,233
European Investment Bank
    3.000%, 12/07/15.............................  GBP 3,000   5,242,378
                                                             -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................  15,207,711
                                                             -----------

SWEDEN -- (4.1%)
Nordea Bank AB
    3.875%, 12/15/15.............................  GBP 2,000   3,527,066
Svensk Exportkredit AB
    0.625%, 09/04/15.............................      4,500   4,518,549
                                                             -----------
TOTAL SWEDEN................................................   8,045,615
                                                             -----------

UNITED KINGDOM -- (3.6%)
Ensco P.L.C.
    3.250%, 03/15/16.............................      1,155   1,206,631
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        700     714,964
United Kingdom Gilt
    2.000%, 01/22/16.............................  GBP 3,000   5,178,860
                                                             -----------
TOTAL UNITED KINGDOM........................................   7,100,455
                                                             -----------

UNITED STATES -- (15.5%)
Amgen, Inc.
    4.850%, 11/18/14.............................      1,600   1,638,840
AT&T, Inc.
    2.500%, 08/15/15.............................      1,606   1,645,724
Citigroup, Inc.
    6.375%, 08/12/14.............................        762     774,107
CNA Financial Corp.
    5.850%, 12/15/14.............................      1,000   1,032,604
Comerica, Inc.
    3.000%, 09/16/15.............................      1,000   1,031,516
Constellation Energy Group, Inc.
    4.550%, 06/15/15.............................      1,000   1,041,456
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................        500     511,204
EOG Resources, Inc.
    2.500%, 02/01/16.............................      1,000   1,029,392
Express Scripts Holding Co.
    2.100%, 02/12/15.............................      1,000   1,011,509
Ford Motor Credit Co. LLC
    2.750%, 05/15/15.............................      1,000   1,021,175
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................        500     502,634

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    5.125%, 01/15/15.............................  $  894 $  921,893
HSBC USA, Inc.
    2.375%, 02/13/15.............................   1,000  1,015,914
International Paper Co.
    5.300%, 04/01/15.............................   1,050  1,094,844
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500  1,506,189
Mondelez International, Inc.
    4.125%, 02/09/16.............................     689    729,422
Morgan Stanley
    4.200%, 11/20/14.............................   1,500  1,530,483
National City Corp.
    4.900%, 01/15/15.............................   1,500  1,546,305
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000  1,005,927
Safeway, Inc.
    5.625%, 08/15/14.............................   1,500  1,520,555
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................   1,000  1,020,485
Toyota Motor Credit Corp.
    0.875%, 07/17/15.............................   2,000  2,008,616
WellPoint, Inc.
    5.000%, 12/15/14.............................   1,572  1,616,634
Wells Fargo & Co.
    1.500%, 07/01/15.............................   1,500  1,516,662
Williams Partners L.P.
    3.800%, 02/15/15.............................   1,000  1,024,201

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Xerox Corp.
    4.250%, 02/15/15............................. $ 1,000 $  1,029,112
                                                          ------------
TOTAL UNITED STATES..............................           30,327,403
                                                          ------------
TOTAL BONDS......................................          117,877,058
                                                          ------------

AGENCY OBLIGATIONS -- (6.1%)
Federal National Mortgage Association
    0.500%, 03/30/16.............................  12,000   12,017,724
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (29.3%)
U.S. Treasury Notes
^^  2.625%, 02/29/16.............................  18,000   18,750,942
    0.375%, 03/31/16.............................   6,500    6,499,747
    0.250%, 04/15/16.............................  32,000   31,908,736
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           57,159,425
                                                          ------------

                                                  Shares
                                                  ------       -

EXCHANGE-TRADED FUNDS -- (4.3%)
UNITED STATES -- (4.3%)
    SPDR S&P 500 ETF Trust.......................  44,100    8,309,763
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $189,961,192)............................          $195,363,970
                                                          ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  6,768,037    --    $  6,768,037
  Canada.................................          --    8,298,655    --       8,298,655
  France.................................          --    6,460,636    --       6,460,636
  Germany................................          --    5,134,439    --       5,134,439
  Japan..................................          --    4,138,732    --       4,138,732
  Netherlands............................          --   15,932,958    --      15,932,958
  New Zealand............................          --    5,296,627    --       5,296,627
  Norway.................................          --    5,165,790    --       5,165,790
  Supranational Organization Obligations.          --   15,207,711    --      15,207,711
  Sweden.................................          --    8,045,615    --       8,045,615
  United Kingdom.........................          --    7,100,455    --       7,100,455
  United States..........................          --   30,327,403    --      30,327,403
Agency Obligations.......................          --   12,017,724    --      12,017,724
U.S. Treasury Obligations................          --   57,159,425    --      57,159,425
Exchange-Traded Funds.................... $ 8,309,763           --    --       8,309,763
Futures Contracts**......................   9,210,168           --    --       9,210,168
Forward Currency Contracts**.............          --     (251,545)   --        (251,545)
                                          ----------- ------------    --    ------------
TOTAL.................................... $17,519,931 $186,802,662    --    $204,322,593
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                               Percentage
                                          Shares   Value+    of Net Assets**
                                          ------   ------    ---------------
    COMMON STOCKS -- (88.6%)
    Consumer Discretionary -- (11.8%)
    *   Amazon.com, Inc..................  3,260 $   991,464            0.5%
    #   Comcast Corp. Class A............ 19,662   1,017,705            0.5%
        Home Depot, Inc. (The)........... 13,913   1,106,223            0.6%
        McDonald's Corp..................  9,563     969,497            0.5%
        Walt Disney Co. (The)............ 16,094   1,276,898            0.6%
        Other Securities.................         20,972,759           10.6%
                                                 -----------          ------
    Total Consumer Discretionary.........         26,334,546           13.3%
                                                 -----------          ------
    Consumer Staples -- (7.4%)
        Altria Group, Inc................ 19,164     768,668            0.4%
        Coca-Cola Co. (The).............. 33,826   1,379,763            0.7%
        CVS Caremark Corp................ 10,891     791,994            0.4%
        PepsiCo, Inc..................... 14,898   1,279,589            0.7%
        Procter & Gamble Co. (The)....... 20,979   1,731,816            0.9%
        Wal-Mart Stores, Inc............. 19,844   1,581,765            0.8%
        Other Securities.................          8,969,055            4.5%
                                                 -----------          ------
    Total Consumer Staples...............         16,502,650            8.4%
                                                 -----------          ------
    Energy -- (10.5%)
        Chevron Corp..................... 21,017   2,638,054            1.3%
        ConocoPhillips................... 14,678   1,090,722            0.6%
        Exxon Mobil Corp................. 54,223   5,552,977            2.8%
        Occidental Petroleum Corp........  8,655     828,716            0.4%
        Schlumberger, Ltd................ 11,950   1,213,522            0.6%
        Other Securities.................         12,036,220            6.1%
                                                 -----------          ------
    Total Energy.........................         23,360,211           11.8%
                                                 -----------          ------
    Financials -- (11.6%)
        American Express Co..............  9,240     807,853            0.4%
        Bank of America Corp............. 76,492   1,158,089            0.6%
    *   Berkshire Hathaway, Inc. Class B. 13,217   1,703,010            0.9%
        Citigroup, Inc................... 22,250   1,065,997            0.5%
        JPMorgan Chase & Co.............. 34,493   1,930,918            1.0%
        Wells Fargo & Co................. 44,451   2,206,548            1.1%
        Other Securities.................         16,960,947            8.6%
                                                 -----------          ------
    Total Financials.....................         25,833,362           13.1%
                                                 -----------          ------
    Health Care -- (10.7%)
        AbbVie, Inc...................... 15,096     786,200            0.4%
        Amgen, Inc.......................  6,929     774,316            0.4%
    *   Gilead Sciences, Inc............. 14,615   1,147,131            0.6%
        Johnson & Johnson................ 24,589   2,490,620            1.3%
        Merck & Co., Inc................. 28,433   1,665,036            0.8%
        Pfizer, Inc...................... 58,972   1,844,644            0.9%
        UnitedHealth Group, Inc.......... 10,774     808,481            0.4%
        Other Securities.................         14,215,584            7.2%
                                                 -----------          ------
    Total Health Care....................         23,732,012           12.0%
                                                 -----------          ------
    Industrials -- (11.8%)
        3M Co............................  6,041     840,243            0.4%
        Boeing Co. (The).................  6,890     888,948            0.5%
        Caterpillar, Inc.................  7,328     772,371            0.4%
        General Electric Co.............. 89,722   2,412,625            1.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................     4,907 $    934,440            0.5%
      United Technologies Corp...........................     8,698    1,029,234            0.5%
      Other Securities...................................             19,470,304            9.8%
                                                                    ------------          ------
Total Industrials........................................             26,348,165           13.3%
                                                                    ------------          ------
Information Technology -- (16.0%)
      Apple, Inc.........................................    10,091    5,954,598            3.0%
      Cisco Systems, Inc.................................    39,850      920,933            0.5%
*     Google, Inc. Class A...............................     1,744      932,831            0.5%
*     Google, Inc. Class C...............................     1,744      918,495            0.5%
      Hewlett-Packard Co.................................    27,529      910,109            0.5%
      Intel Corp.........................................    62,176    1,659,477            0.8%
#     International Business Machines Corp...............     9,715    1,908,706            1.0%
      MasterCard, Inc. Class A...........................    10,160      747,268            0.4%
      Microsoft Corp.....................................    80,082    3,235,313            1.6%
      Oracle Corp........................................    29,564    1,208,576            0.6%
      QUALCOMM, Inc......................................    12,382      974,587            0.5%
      Visa, Inc. Class A.................................     3,637      736,893            0.4%
      Other Securities...................................             15,377,789            7.7%
                                                                    ------------          ------
Total Information Technology.............................             35,485,575           18.0%
                                                                    ------------          ------
Materials -- (4.1%)
      Dow Chemical Co. (The).............................    13,687      682,981            0.3%
      Other Securities...................................              8,508,084            4.3%
                                                                    ------------          ------
Total Materials..........................................              9,191,065            4.6%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                189,753            0.1%
                                                                    ------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................    65,485    2,337,815            1.2%
      Verizon Communications, Inc........................    46,285    2,162,898            1.1%
      Other Securities...................................                995,328            0.5%
                                                                    ------------          ------
Total Telecommunication Services.........................              5,496,041            2.8%
                                                                    ------------          ------
Utilities -- (2.1%)
      Other Securities...................................              4,660,189            2.4%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            197,133,569           99.8%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    243            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.074%.   663,556      663,556            0.3%
                                                                    ------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@  DFA Short Term Investment Fund..................... 2,124,238   24,577,432           12.5%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $200,177,255)..................................             $222,374,800          112.6%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 26,334,546          --   --    $ 26,334,546
   Consumer Staples..............   16,502,650          --   --      16,502,650
   Energy........................   23,360,211          --   --      23,360,211
   Financials....................   25,833,362          --   --      25,833,362
   Health Care...................   23,732,012          --   --      23,732,012
   Industrials...................   26,348,165          --   --      26,348,165
   Information Technology........   35,485,575          --   --      35,485,575
   Materials.....................    9,191,065          --   --       9,191,065
   Real Estate Investment Trusts.      189,753          --   --         189,753
   Telecommunication Services....    5,496,041          --   --       5,496,041
   Utilities.....................    4,660,189          --   --       4,660,189
 Rights/Warrants.................           -- $       243   --             243
 Temporary Cash Investments......      663,556          --   --         663,556
 Securities Lending Collateral...           --  24,577,432   --      24,577,432
                                  ------------ -----------   --    ------------
 TOTAL........................... $197,797,125 $24,577,675   --    $222,374,800
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $13,614,025,722
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $8,645,898,065)............................. $13,614,025,722
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (11.3%)
    Dillard's, Inc. Class A................   211,147 $   20,677,626            0.4%
#   GameStop Corp. Class A.................   635,798     25,228,465            0.5%
    Graham Holdings Co. Class B............    31,543     21,172,608            0.4%
*   Live Nation Entertainment, Inc.........   924,308     19,299,551            0.4%
#   Wendy's Co. (The)...................... 2,361,897     19,627,364            0.4%
    Other Securities.......................              552,101,846           11.1%
                                                      --------------          ------
Total Consumer Discretionary...............              658,107,460           13.2%
                                                      --------------          ------
Consumer Staples -- (2.8%)
    Other Securities.......................              161,380,997            3.2%
                                                      --------------          ------
Energy -- (9.3%)
    Nabors Industries, Ltd................. 1,097,257     28,001,999            0.6%
    Patterson-UTI Energy, Inc..............   740,622     24,092,434            0.5%
*   Rowan Cos. P.L.C. Class A..............   691,059     21,367,544            0.4%
    Superior Energy Services, Inc..........   633,713     20,861,832            0.4%
    Tesoro Corp............................   301,142     16,951,283            0.3%
#   Western Refining, Inc..................   390,087     16,968,784            0.3%
    Other Securities.......................              414,674,843            8.4%
                                                      --------------          ------
Total Energy...............................              542,918,719           10.9%
                                                      --------------          ------
Financials -- (21.0%)
    Allied World Assurance Co. Holdings AG.   172,670     18,594,832            0.4%
*   American Capital, Ltd.................. 1,547,412     23,195,706            0.5%
    American Financial Group, Inc..........   465,774     27,215,175            0.6%
    Aspen Insurance Holdings, Ltd..........   389,738     17,842,206            0.4%
    Assurant, Inc..........................   471,974     31,815,767            0.6%
    Axis Capital Holdings, Ltd.............   606,646     27,754,054            0.6%
    CNO Financial Group, Inc............... 1,174,038     20,252,155            0.4%
*   E*TRADE Financial Corp................. 1,292,524     29,017,164            0.6%
*   Genworth Financial, Inc. Class A....... 2,131,699     38,050,827            0.8%
#   Legg Mason, Inc........................   731,595     34,304,490            0.7%
    NASDAQ OMX Group, Inc. (The)...........   858,799     31,689,683            0.6%
    Old Republic International Corp........ 1,182,426     19,580,975            0.4%
    PartnerRe, Ltd.........................   321,083     33,842,148            0.7%
#   People's United Financial, Inc......... 1,543,963     22,047,792            0.5%
    Protective Life Corp...................   427,997     21,892,047            0.4%
    Reinsurance Group of America, Inc......   387,086     29,693,367            0.6%
    Zions Bancorp..........................   948,371     27,426,889            0.6%
    Other Securities.......................              772,754,830           15.3%
                                                      --------------          ------
Total Financials...........................            1,226,970,107           24.7%
                                                      --------------          ------
Health Care -- (5.3%)
*   Community Health Systems, Inc..........   490,559     18,587,280            0.4%
#   Omnicare, Inc..........................   597,354     35,405,172            0.7%
    Other Securities.......................              258,220,711            5.2%
                                                      --------------          ------
Total Health Care..........................              312,213,163            6.3%
                                                      --------------          ------
Industrials -- (14.4%)
    AGCO Corp..............................   303,952     16,930,126            0.3%
    AMERCO.................................    84,246     21,070,767            0.4%
#*  Avis Budget Group, Inc.................   665,365     34,991,545            0.7%
    Owens Corning..........................   624,093     25,494,199            0.5%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (Continued)
      Ryder System, Inc..................................    309,611 $   25,443,832            0.5%
      Trinity Industries, Inc............................    485,295     36,426,243            0.7%
#     URS Corp...........................................    366,165     17,253,695            0.4%
      Other Securities...................................               663,328,586           13.4%
                                                                     --------------          ------
Total Industrials........................................               840,938,993           16.9%
                                                                     --------------          ------
Information Technology -- (12.3%)
*     AOL, Inc...........................................    435,272     18,633,994            0.4%
*     Arrow Electronics, Inc.............................    510,838     28,990,056            0.6%
      Avnet, Inc.........................................    659,675     28,451,783            0.6%
*     Brocade Communications Systems, Inc................  1,885,092     17,550,207            0.4%
#*    First Solar, Inc...................................    629,345     42,474,494            0.9%
*     Ingram Micro, Inc. Class A.........................    789,039     21,272,491            0.4%
      Marvell Technology Group, Ltd......................  1,758,707     27,893,093            0.6%
      Other Securities...................................               532,902,393           10.6%
                                                                     --------------          ------
Total Information Technology.............................               718,168,511           14.5%
                                                                     --------------          ------
Materials -- (6.7%)
      Domtar Corp........................................    183,622     17,142,950            0.4%
      Reliance Steel & Aluminum Co.......................    417,707     29,582,010            0.6%
      Rock-Tenn Co. Class A..............................    176,292     16,855,278            0.3%
      Steel Dynamics, Inc................................    945,483     17,273,974            0.4%
#     United States Steel Corp...........................    741,765     19,300,725            0.4%
      Other Securities...................................               290,976,974            5.8%
                                                                     --------------          ------
Total Materials..........................................               391,131,911            7.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 3,457,010            0.1%
                                                                     --------------          ------
Telecommunication Services -- (1.1%)
      Other Securities...................................                62,739,830            1.3%
                                                                     --------------          ------
Utilities -- (0.5%)
      UGI Corp...........................................    449,464     20,985,474            0.4%
      Other Securities...................................                 6,488,366            0.2%
                                                                     --------------          ------
Total Utilities..........................................                27,473,840            0.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,945,500,541           99.6%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   682,686            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.074%. 15,510,701     15,510,701            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (14.9%)
(S)@  DFA Short Term Investment Fund..................... 74,872,147    866,270,744           17.4%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,310,166,489)................................              $5,827,964,672          117.3%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  658,074,122 $     33,338   --    $  658,107,460
  Consumer Staples..............    161,380,997           --   --       161,380,997
  Energy........................    542,918,719           --   --       542,918,719
  Financials....................  1,226,962,595        7,512   --     1,226,970,107
  Health Care...................    312,001,682      211,481   --       312,213,163
  Industrials...................    840,937,331        1,662   --       840,938,993
  Information Technology........    718,168,511           --   --       718,168,511
  Materials.....................    391,131,911           --   --       391,131,911
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      3,457,010           --   --         3,457,010
  Telecommunication Services....     62,739,830           --   --        62,739,830
  Utilities.....................     27,473,840           --   --        27,473,840
Rights/Warrants.................             --      682,686   --           682,686
Temporary Cash Investments......     15,510,701           --   --        15,510,701
Securities Lending Collateral...             --  866,270,744   --       866,270,744
                                 -------------- ------------   --    --------------
TOTAL........................... $4,960,757,249 $867,207,423   --    $5,827,964,672
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (83.9%)
Consumer Discretionary -- (12.3%)
*   Helen of Troy, Ltd..........................   842,455 $   52,821,928            0.5%
#*  Iconix Brand Group, Inc..................... 2,048,461     87,059,592            0.8%
*   Live Nation Entertainment, Inc.............. 2,763,163     57,694,843            0.5%
    Penske Automotive Group, Inc................ 1,250,616     57,353,250            0.5%
#   Rent-A-Center, Inc.......................... 1,812,734     52,949,960            0.5%
#   Scholastic Corp............................. 1,407,493     46,320,595            0.4%
*   Skechers U.S.A., Inc. Class A............... 1,138,657     46,673,550            0.4%
    Other Securities............................            1,166,377,767           10.8%
                                                           --------------          ------
Total Consumer Discretionary....................            1,567,251,485           14.4%
                                                           --------------          ------
Consumer Staples -- (2.6%)
#   Fresh Del Monte Produce, Inc................ 1,668,743     48,209,985            0.4%
*   Seaboard Corp...............................    18,588     45,317,544            0.4%
#   Universal Corp..............................   830,795     45,336,483            0.4%
    Other Securities............................              188,473,110            1.8%
                                                           --------------          ------
Total Consumer Staples..........................              327,337,122            3.0%
                                                           --------------          ------
Energy -- (10.2%)
#   Bristow Group, Inc.......................... 1,350,016    103,681,229            1.0%
#   Exterran Holdings, Inc...................... 2,367,691    101,858,067            0.9%
#*  Helix Energy Solutions Group, Inc........... 3,591,562     86,341,150            0.8%
#*  Hornbeck Offshore Services, Inc............. 1,311,935     54,353,467            0.5%
#*  SEACOR Holdings, Inc........................   572,132     47,710,087            0.4%
#   Western Refining, Inc....................... 1,084,054     47,156,349            0.4%
    Other Securities............................              861,451,752            7.9%
                                                           --------------          ------
Total Energy....................................            1,302,552,101           11.9%
                                                           --------------          ------
Financials -- (21.5%)
#   American Equity Investment Life Holding Co.. 2,111,537     49,241,043            0.5%
    Argo Group International Holdings, Ltd...... 1,019,162     45,271,176            0.4%
    Aspen Insurance Holdings, Ltd............... 1,316,288     60,259,665            0.6%
    CNO Financial Group, Inc.................... 8,473,636    146,170,221            1.3%
    Endurance Specialty Holdings, Ltd........... 1,345,668     68,386,848            0.6%
#   First American Financial Corp............... 1,825,531     48,559,125            0.5%
    Hanover Insurance Group, Inc. (The)......... 1,120,492     65,492,757            0.6%
    Kemper Corp................................. 1,652,800     65,136,848            0.6%
*   MBIA, Inc................................... 6,187,865     74,996,924            0.7%
#   Montpelier Re Holdings, Ltd................. 2,155,898     65,927,361            0.6%
#*  PHH Corp.................................... 2,038,158     48,447,016            0.5%
    Platinum Underwriters Holdings, Ltd.........   978,955     61,390,268            0.6%
    Susquehanna Bancshares, Inc................. 5,950,068     61,642,704            0.6%
#   Umpqua Holdings Corp........................ 4,077,772     67,813,348            0.6%
    Washington Federal, Inc..................... 2,231,745     48,161,057            0.5%
    Webster Financial Corp...................... 2,295,144     69,175,640            0.6%
#   Wintrust Financial Corp..................... 1,388,818     62,246,823            0.6%
    Other Securities............................            1,646,540,295           14.8%
                                                           --------------          ------
Total Financials................................            2,754,859,119           25.2%
                                                           --------------          ------
Health Care -- (4.4%)
*   LifePoint Hospitals, Inc.................... 1,892,213    105,812,551            1.0%
    Other Securities............................              460,081,866            4.2%
                                                           --------------          ------
Total Health Care...............................              565,894,417            5.2%
                                                           --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (15.6%)
      AMERCO.............................................     343,691 $    85,960,556            0.8%
*     Avis Budget Group, Inc.............................   3,370,535     177,256,436            1.6%
*     Esterline Technologies Corp........................   1,145,345     124,865,512            1.2%
#     GATX Corp..........................................   1,763,892     115,764,232            1.1%
#*    JetBlue Airways Corp...............................  10,804,486      85,409,462            0.8%
#     Mobile Mini, Inc...................................   1,175,105      51,916,139            0.5%
      Other Securities...................................               1,358,678,571           12.3%
                                                                      ---------------          ------
Total Industrials........................................               1,999,850,908           18.3%
                                                                      ---------------          ------
Information Technology -- (11.8%)
*     Benchmark Electronics, Inc.........................   2,299,623      53,305,261            0.5%
#*    CACI International, Inc. Class A...................     827,960      57,667,414            0.5%
#     Convergys Corp.....................................   3,909,664      84,214,163            0.8%
#*    Fairchild Semiconductor International, Inc.........   3,649,415      46,457,053            0.4%
*     SYNNEX Corp........................................   1,217,746      82,051,726            0.8%
*     Tech Data Corp.....................................     947,224      59,192,028            0.5%
*     TriQuint Semiconductor, Inc........................   3,614,088      51,247,768            0.5%
#     Vishay Intertechnology, Inc........................   4,983,062      70,859,142            0.7%
      Other Securities...................................               1,006,139,840            9.1%
                                                                      ---------------          ------
Total Information Technology.............................               1,511,134,395           13.8%
                                                                      ---------------          ------
Materials -- (5.1%)
*     Graphic Packaging Holding Co.......................   5,789,957      59,404,959            0.5%
#*    Louisiana-Pacific Corp.............................   4,511,484      73,943,223            0.7%
      Other Securities...................................                 524,216,549            4.8%
                                                                      ---------------          ------
Total Materials..........................................                 657,564,731            6.0%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  10,368,599            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (0.2%)
      Other Securities...................................                  27,904,905            0.3%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   7,480,762            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              10,732,198,544           98.3%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   2,716,551            0.0%
                                                                      ---------------          ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.074%. 131,694,550     131,694,550            1.2%
                                                                      ---------------          ------

                                                            Shares/
                                                             Face
                                                            Amount
                                                            -------         -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 166,620,285   1,927,796,697           17.7%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,487,737,808)................................               $12,794,406,342          117.2%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         Investments in Securities (Market Value)
                                 -------------------------------------------------------
                                     Level 1         Level 2     Level 3      Total
                                 ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,567,239,203  $       12,282   --    $ 1,567,251,485
  Consumer Staples..............     327,337,122              --   --        327,337,122
  Energy........................   1,302,552,101              --   --      1,302,552,101
  Financials....................   2,754,809,216          49,903   --      2,754,859,119
  Health Care...................     564,629,295       1,265,122   --        565,894,417
  Industrials...................   1,999,841,403           9,505   --      1,999,850,908
  Information Technology........   1,511,134,395              --   --      1,511,134,395
  Materials.....................     657,564,731              --   --        657,564,731
  Other.........................              --              --   --                 --
  Real Estate Investment Trusts.      10,368,599              --   --         10,368,599
  Telecommunication Services....      27,904,905              --   --         27,904,905
  Utilities.....................       7,480,762              --   --          7,480,762
Preferred Stocks
  Other.........................              --              --   --                 --
Rights/Warrants                               --       2,716,551   --          2,716,551
Temporary Cash Investments......     131,694,550              --   --        131,694,550
Securities Lending Collateral                 --   1,927,796,697   --      1,927,796,697
Futures Contracts**.............      (4,123,080)             --   --         (4,123,080)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $10,858,433,202  $1,931,850,060   --    $12,790,283,262
                                 ===============  ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (12.7%)
*   Amazon.com, Inc...................   117,726 $   35,804,008            0.4%
    Comcast Corp. Class A.............   754,125     39,033,510            0.4%
    Home Depot, Inc. (The)............   418,549     33,278,831            0.4%
    McDonald's Corp...................   366,308     37,136,305            0.4%
    Walt Disney Co. (The).............   447,208     35,481,483            0.4%
    Other Securities..................            1,076,715,488           11.8%
                                                 --------------           -----
Total Consumer Discretionary..........            1,257,449,625           13.8%
                                                 --------------           -----
Consumer Staples -- (6.9%)
    Altria Group, Inc.................   732,996     29,400,469            0.3%
    Coca-Cola Co. (The)............... 1,231,353     50,226,889            0.6%
    CVS Caremark Corp.................   420,555     30,582,760            0.3%
    PepsiCo, Inc......................   548,723     47,129,818            0.5%
    Philip Morris International, Inc..   379,444     32,415,901            0.4%
    Procter & Gamble Co. (The)........   620,688     51,237,794            0.6%
    Wal-Mart Stores, Inc..............   614,660     48,994,549            0.5%
    Other Securities..................              393,831,831            4.3%
                                                 --------------           -----
Total Consumer Staples................              683,820,011            7.5%
                                                 --------------           -----
Energy -- (9.8%)
    Chevron Corp......................   731,435     91,809,721            1.0%
    ConocoPhillips....................   459,670     34,158,078            0.4%
    Exxon Mobil Corp.................. 1,886,883    193,235,688            2.1%
    Occidental Petroleum Corp.........   304,289     29,135,672            0.3%
    Schlumberger, Ltd.................   337,427     34,265,712            0.4%
    Other Securities..................              585,460,350            6.5%
                                                 --------------           -----
Total Energy..........................              968,065,221           10.7%
                                                 --------------           -----
Financials -- (14.4%)
    American Express Co...............   342,243     29,922,306            0.3%
    Bank of America Corp.............. 3,840,087     58,138,917            0.7%
*   Berkshire Hathaway, Inc. Class B..   406,267     52,347,503            0.6%
    Citigroup, Inc.................... 1,034,416     49,558,871            0.6%
    JPMorgan Chase & Co............... 1,360,498     76,160,678            0.8%
    U.S. Bancorp......................   640,200     26,107,356            0.3%
    Wells Fargo & Co.................. 1,811,112     89,903,600            1.0%
    Other Securities..................            1,042,247,501           11.4%
                                                 --------------           -----
Total Financials......................            1,424,386,732           15.7%
                                                 --------------           -----
Health Care -- (10.4%)
    AbbVie, Inc.......................   586,332     30,536,171            0.3%
*   Gilead Sciences, Inc..............   585,923     45,989,096            0.5%
    Johnson & Johnson.................   871,648     88,289,226            1.0%
    Merck & Co., Inc..................   801,185     46,917,394            0.5%
    Pfizer, Inc....................... 2,295,798     71,812,561            0.8%
    UnitedHealth Group, Inc...........   363,224     27,256,329            0.3%
    Other Securities..................              709,823,334            7.8%
                                                 --------------           -----
Total Health Care.....................            1,020,624,111           11.2%
                                                 --------------           -----
Industrials -- (12.4%)
    3M Co.............................   232,760     32,374,588            0.4%
    Boeing Co. (The)..................   264,277     34,097,019            0.4%
    General Electric Co............... 3,214,914     86,449,037            1.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares       Value+     of Net Assets**
                                                          ------       ------     ---------------
Industrials -- (Continued)
    Union Pacific Corp.................................    165,151 $   31,449,705            0.4%
    United Technologies Corp...........................    222,603     26,340,613            0.3%
    Other Securities...................................             1,016,675,164           11.0%
                                                                   --------------           -----
Total Industrials......................................             1,227,386,126           13.5%
                                                                   --------------           -----
Information Technology -- (16.0%)
    Apple, Inc.........................................    319,378    188,461,764            2.1%
    Cisco Systems, Inc.................................  1,871,862     43,258,731            0.5%
*   Facebook, Inc. Class A.............................    459,531     27,470,763            0.3%
*   Google, Inc. Class A...............................     68,974     36,892,813            0.4%
*   Google, Inc. Class C...............................     68,974     36,325,847            0.4%
    Hewlett-Packard Co.................................    931,583     30,798,134            0.4%
    Intel Corp.........................................  2,209,569     58,973,397            0.7%
    International Business Machines Corp...............    334,798     65,777,763            0.7%
    MasterCard, Inc. Class A...........................    384,167     28,255,483            0.3%
    Microsoft Corp.....................................  2,517,862    101,721,625            1.1%
    Oracle Corp........................................  1,063,571     43,478,782            0.5%
    QUALCOMM, Inc......................................    411,597     32,396,800            0.4%
    Visa, Inc. Class A.................................    127,752     25,883,833            0.3%
    Other Securities...................................               859,943,985            9.3%
                                                                   --------------           -----
Total Information Technology...........................             1,579,639,720           17.4%
                                                                   --------------           -----
Materials -- (4.5%)
    Other Securities...................................               442,316,665            4.9%
                                                                   --------------           -----
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                 1,984,308            0.0%
                                                                   --------------           -----
Telecommunication Services -- (2.0%)
    AT&T, Inc..........................................  2,012,756     71,855,389            0.8%
    Verizon Communications, Inc........................  1,347,334     62,960,918            0.7%
    Other Securities...................................                55,965,589            0.6%
                                                                   --------------           -----
Total Telecommunication Services.......................               190,781,896            2.1%
                                                                   --------------           -----
Utilities -- (2.6%)
    Other Securities...................................               257,742,240            2.8%
                                                                   --------------           -----
TOTAL COMMON STOCKS....................................             9,054,196,655           99.6%
                                                                   --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                   153,458            0.0%
                                                                   --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.074%. 30,400,127     30,400,127            0.3%
                                                                   --------------           -----


U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                         Shares/
                                          Face                      Percentage
                                         Amount        Value+     of Net Assets**
                                         -------       ------     ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@   DFA Short Term Investment Fund.. 68,556,843 $  793,202,676            8.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,040,623,421)..............              $9,877,952,916          108.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $1,257,420,628 $     28,997   --    $1,257,449,625
  Consumer Staples..............    683,820,011           --   --       683,820,011
  Energy........................    968,065,221           --   --       968,065,221
  Financials....................  1,424,383,853        2,879   --     1,424,386,732
  Health Care...................  1,020,600,980       23,131   --     1,020,624,111
  Industrials...................  1,227,385,870          256   --     1,227,386,126
  Information Technology........  1,579,639,720           --   --     1,579,639,720
  Materials.....................    442,316,665           --   --       442,316,665
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,984,308           --   --         1,984,308
  Telecommunication Services....    190,781,896           --   --       190,781,896
  Utilities.....................    257,742,240           --   --       257,742,240
Preferred Stocks
  Other.........................             --           --   --                --
Rights/Warrants.................             --      153,458   --           153,458
Temporary Cash Investments......     30,400,127           --   --        30,400,127
Securities Lending Collateral...             --  793,202,676   --       793,202,676
                                 -------------- ------------   --    --------------
TOTAL........................... $9,084,541,519 $793,411,397   --    $9,877,952,916
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (91.0%)
Consumer Discretionary -- (11.9%)
    Comcast Corp. Class A.................. 1,101,420 $   57,009,499            0.5%
    Time Warner, Inc.......................   517,992     34,425,748            0.3%
    Twenty-First Century Fox, Inc. Class A.   846,333     27,099,583            0.2%
    Walt Disney Co. (The)..................   830,524     65,893,774            0.6%
    Other Securities.......................            1,314,336,060           11.5%
                                                      --------------           -----
Total Consumer Discretionary...............            1,498,764,664           13.1%
                                                      --------------           -----
Consumer Staples -- (5.7%)
    Coca-Cola Co. (The)....................   710,972     29,000,548            0.3%
    CVS Caremark Corp......................   680,040     49,452,509            0.4%
    Mondelez International, Inc. Class A...   938,871     33,470,751            0.3%
    PepsiCo, Inc...........................   321,785     27,638,114            0.3%
    Procter & Gamble Co. (The).............   646,219     53,345,378            0.5%
    Wal-Mart Stores, Inc...................   773,229     61,634,084            0.5%
    Other Securities.......................              456,824,401            3.9%
                                                      --------------           -----
Total Consumer Staples.....................              711,365,785            6.2%
                                                      --------------           -----
Energy -- (11.2%)
    Anadarko Petroleum Corp................   289,878     28,703,720            0.3%
    Chevron Corp........................... 1,126,532    141,402,297            1.2%
    ConocoPhillips.........................   719,368     53,456,236            0.5%
    EOG Resources, Inc.....................   313,746     30,747,108            0.3%
    Exxon Mobil Corp....................... 3,041,760    311,506,642            2.7%
    Occidental Petroleum Corp..............   470,771     45,076,323            0.4%
    Phillips 66............................   330,183     27,477,829            0.2%
    Schlumberger, Ltd......................   324,889     32,992,478            0.3%
    Other Securities.......................              741,633,360            6.4%
                                                      --------------           -----
Total Energy...............................            1,412,995,993           12.3%
                                                      --------------           -----
Financials -- (16.9%)
    American International Group, Inc......   794,955     42,235,959            0.4%
    Ameriprise Financial, Inc..............   219,392     24,490,729            0.2%
    Bank of America Corp................... 5,487,830     83,085,746            0.7%
*   Berkshire Hathaway, Inc. Class B.......   232,188     29,917,424            0.3%
    Citigroup, Inc......................... 1,691,954     81,061,516            0.7%
    Goldman Sachs Group, Inc. (The)........   245,156     39,180,832            0.4%
    JPMorgan Chase & Co.................... 2,211,559    123,803,073            1.1%
    U.S. Bancorp........................... 1,031,884     42,080,230            0.4%
    Wells Fargo & Co....................... 2,946,809    146,279,599            1.3%
    Other Securities.......................            1,511,570,030           13.0%
                                                      --------------           -----
Total Financials...........................            2,123,705,138           18.5%
                                                      --------------           -----
Health Care -- (9.8%)
    Amgen, Inc.............................   259,507     28,999,907            0.3%
*   Express Scripts Holding Co.............   462,397     30,786,392            0.3%
    Johnson & Johnson......................   664,537     67,310,953            0.6%
    Merck & Co., Inc....................... 1,401,705     82,083,845            0.7%
    Pfizer, Inc............................ 3,831,803    119,858,798            1.1%
    UnitedHealth Group, Inc................   576,403     43,253,281            0.4%
    Zoetis, Inc............................   936,170     28,328,504            0.3%
    Other Securities.......................              829,025,218            7.0%
                                                      --------------           -----
Total Health Care..........................            1,229,646,898           10.7%
                                                      --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                          Shares       Value+      of Net Assets**
                                                          ------       ------      ---------------
Industrials -- (12.8%)
    Caterpillar, Inc...................................    237,421 $    25,024,173            0.2%
    General Electric Co................................  5,351,514     143,902,211            1.3%
    Union Pacific Corp.................................    267,041      50,852,618            0.5%
    Other Securities...................................              1,391,070,871           12.0%
                                                                   ---------------           -----
Total Industrials......................................              1,610,849,873           14.0%
                                                                   ---------------           -----
Information Technology -- (14.0%)
    Apple, Inc.........................................    318,984     188,229,269            1.7%
    Cisco Systems, Inc.................................  3,101,253      71,669,957            0.6%
    EMC Corp...........................................  1,136,231      29,314,760            0.3%
    Hewlett-Packard Co.................................  1,806,885      59,735,618            0.5%
    Intel Corp.........................................  3,577,014      95,470,504            0.8%
    International Business Machines Corp...............    159,105      31,259,359            0.3%
*   Micron Technology, Inc.............................  1,086,356      28,375,619            0.3%
    Microsoft Corp.....................................  1,623,715      65,598,086            0.6%
    Oracle Corp........................................    676,733      27,664,845            0.3%
    Visa, Inc. Class A.................................    196,429      39,798,480            0.4%
    Other Securities...................................              1,120,511,351            9.5%
                                                                   ---------------           -----
Total Information Technology...........................              1,757,627,848           15.3%
                                                                   ---------------           -----
Materials -- (4.7%)
    Dow Chemical Co. (The).............................    627,320      31,303,268            0.3%
    Other Securities...................................                555,457,079            4.8%
                                                                   ---------------           -----
Total Materials........................................                586,760,347            5.1%
                                                                   ---------------           -----

Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                   ---------------           -----

Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                    547,524            0.0%
                                                                   ---------------           -----

Telecommunication Services -- (2.2%)
    AT&T, Inc..........................................  3,399,091     121,347,549            1.1%
    Verizon Communications, Inc........................  1,787,444      83,527,258            0.7%
    Other Securities...................................                 73,034,442            0.6%
                                                                   ---------------           -----
Total Telecommunication Services.......................                277,909,249            2.4%
                                                                   ---------------           -----

Utilities -- (1.8%)
    Other Securities...................................                231,094,679            2.0%
                                                                   ---------------           -----
TOTAL COMMON STOCKS....................................             11,441,267,998           99.6%
                                                                   ---------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                   ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                    276,051            0.0%
                                                                   ---------------           -----

TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves, 0.074%. 60,382,618      60,382,618            0.5%
                                                                   ---------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                         Shares/
                                          Face                       Percentage
                                         Amount        Value+      of Net Assets**
                                         -------       ------      ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@   DFA Short Term Investment Fund.. 92,686,728 $ 1,072,385,449            9.3%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
       (Cost $8,675,132,024)...........            $12,574,312,116          109.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,498,711,426 $       53,238   --    $ 1,498,764,664
  Consumer Staples..............     711,365,785             --   --        711,365,785
  Energy........................   1,412,995,993             --   --      1,412,995,993
  Financials....................   2,123,698,674          6,464   --      2,123,705,138
  Health Care...................   1,229,592,912         53,986   --      1,229,646,898
  Industrials...................   1,610,849,230            643   --      1,610,849,873
  Information Technology........   1,757,627,848             --   --      1,757,627,848
  Materials.....................     586,760,347             --   --        586,760,347
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.         547,524             --   --            547,524
  Telecommunication Services....     277,909,249             --   --        277,909,249
  Utilities.....................     231,094,679             --   --        231,094,679
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        276,051   --            276,051
Temporary Cash Investments......      60,382,618             --   --         60,382,618
Securities Lending Collateral...              --  1,072,385,449   --      1,072,385,449
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,501,536,285 $1,072,775,831   --    $12,574,312,116
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (88.2%)
Consumer Discretionary -- (11.9%)
    Comcast Corp. Class A.........................   336,814 $ 17,433,493            0.6%
    Walt Disney Co. (The).........................   118,253    9,382,193            0.3%
    Other Securities..............................            401,632,968           12.5%
                                                             ------------           -----
Total Consumer Discretionary......................            428,448,654           13.4%
                                                             ------------           -----
Consumer Staples -- (4.3%)
    CVS Caremark Corp.............................   113,204    8,232,195            0.3%
    Mondelez International, Inc. Class A..........   234,487    8,359,462            0.3%
    Procter & Gamble Co. (The)....................   105,525    8,711,089            0.3%
    Tyson Foods, Inc. Class A.....................   164,162    6,889,879            0.2%
    Wal-Mart Stores, Inc..........................   102,008    8,131,058            0.3%
    Other Securities..............................            113,596,910            3.4%
                                                             ------------           -----
Total Consumer Staples............................            153,920,593            4.8%
                                                             ------------           -----
Energy -- (11.3%)
    Anadarko Petroleum Corp.......................    78,236    7,746,929            0.3%
    Chesapeake Energy Corp........................   411,342   11,826,082            0.4%
    Chevron Corp..................................   304,598   38,233,141            1.2%
    ConocoPhillips................................   202,245   15,028,826            0.5%
    Exxon Mobil Corp..............................   436,562   44,708,314            1.4%
    Nabors Industries, Ltd........................   272,425    6,952,286            0.2%
    Occidental Petroleum Corp.....................   138,481   13,259,556            0.4%
    Phillips 66...................................    91,273    7,595,739            0.2%
    Tesoro Corp...................................   131,157    7,382,828            0.2%
*   Weatherford International, Ltd................   429,641    9,022,461            0.3%
    Other Securities..............................            247,244,735            7.7%
                                                             ------------           -----
Total Energy......................................            409,000,897           12.8%
                                                             ------------           -----
Financials -- (20.5%)
    American Financial Group, Inc.................   125,705    7,344,943            0.2%
    American International Group, Inc.............   128,798    6,843,038            0.2%
    Ameriprise Financial, Inc.....................    68,100    7,602,003            0.3%
    Bank of America Corp.......................... 1,375,380   20,823,253            0.7%
    Citigroup, Inc................................   394,453   18,898,243            0.6%
    Goldman Sachs Group, Inc. (The)...............    52,050    8,318,631            0.3%
    Hartford Financial Services Group, Inc. (The).   282,497   10,133,167            0.3%
    JPMorgan Chase & Co...........................   570,669   31,946,051            1.0%
    Lincoln National Corp.........................   152,570    7,401,171            0.2%
#   M&T Bank Corp.................................    62,325    7,604,273            0.3%
    MetLife, Inc..................................   134,576    7,045,054            0.2%
    Principal Financial Group, Inc................   157,281    7,367,042            0.2%
    Regions Financial Corp........................   681,506    6,910,471            0.2%
    Wells Fargo & Co..............................   664,411   32,981,362            1.0%
    Other Securities..............................            560,785,700           17.5%
                                                             ------------           -----
Total Financials..................................            742,004,402           23.2%
                                                             ------------           -----
Health Care -- (7.1%)
    Johnson & Johnson.............................    90,092    9,125,419            0.3%
    Merck & Co., Inc..............................   149,737    8,768,599            0.3%
    Pfizer, Inc...................................   459,005   14,357,676            0.5%
    Other Securities..............................            223,631,656            6.9%
                                                             ------------           -----
Total Health Care.................................            255,883,350            8.0%
                                                             ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (12.6%)
      General Electric Co................................    773,205 $   20,791,482            0.7%
      Southwest Airlines Co..............................    457,205     11,050,645            0.4%
      Union Pacific Corp.................................     38,051      7,246,052            0.2%
      Other Securities...................................               415,579,849           12.9%
                                                                     --------------          ------
Total Industrials........................................               454,668,028           14.2%
                                                                     --------------          ------
Information Technology -- (12.2%)
      Apple, Inc.........................................     44,049     25,992,874            0.8%
      Fidelity National Information Services, Inc........    135,134      7,220,210            0.2%
      Hewlett-Packard Co.................................    265,841      8,788,703            0.3%
      IAC/InterActiveCorp................................    115,491      7,654,743            0.3%
      Intel Corp.........................................    534,019     14,252,967            0.5%
*     Micron Technology, Inc.............................    569,578     14,877,377            0.5%
      Visa, Inc. Class A.................................     37,703      7,639,005            0.3%
      Western Digital Corp...............................    122,881     10,829,503            0.4%
      Xerox Corp.........................................    731,469      8,843,460            0.3%
      Other Securities...................................               333,621,346           10.1%
                                                                     --------------          ------
Total Information Technology.............................               439,720,188           13.7%
                                                                     --------------          ------
Materials -- (5.3%)
      Alcoa, Inc.........................................    555,703      7,485,319            0.3%
      Other Securities...................................               184,217,343            5.7%
                                                                     --------------          ------
Total Materials..........................................               191,702,662            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   348,570            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.9%)
      AT&T, Inc..........................................    796,344     28,429,481            0.9%
#     Frontier Communications Corp.......................  1,416,600      8,428,770            0.3%
      Verizon Communications, Inc........................    259,639     12,132,931            0.4%
      Other Securities...................................                21,569,670            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................                70,560,852            2.2%
                                                                     --------------          ------
Utilities -- (1.1%)
      Other Securities...................................                40,459,179            1.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,186,717,375           99.6%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   115,879            0.0%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.074%.  4,430,137      4,430,137            0.1%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund..................... 36,602,480    423,490,694           13.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,520,716,777)................................              $3,614,754,085          112.9%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  428,433,899 $     14,755   --    $  428,448,654
  Consumer Staples..............    153,920,593           --   --       153,920,593
  Energy........................    409,000,897           --   --       409,000,897
  Financials....................    742,001,713        2,689   --       742,004,402
  Health Care...................    255,844,065       39,285   --       255,883,350
  Industrials...................    454,667,543          485   --       454,668,028
  Information Technology........    439,720,188           --   --       439,720,188
  Materials.....................    191,702,662           --   --       191,702,662
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        348,570           --   --           348,570
  Telecommunication Services....     70,560,852           --   --        70,560,852
  Utilities.....................     40,459,179           --   --        40,459,179
Rights/Warrants.................             --      115,879   --           115,879
Temporary Cash Investments......      4,430,137           --   --         4,430,137
Securities Lending Collateral...             --  423,490,694   --       423,490,694
                                 -------------- ------------   --    --------------
TOTAL........................... $3,191,090,298 $423,663,787   --    $3,614,754,085
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (79.8%)
Consumer Discretionary -- (13.9%)
*   Buffalo Wild Wings, Inc........................   154,231 $   22,536,234            0.3%
#   Cheesecake Factory, Inc. (The).................   395,850     17,769,706            0.2%
#*  Deckers Outdoor Corp...........................   252,472     19,932,664            0.2%
    Men's Wearhouse, Inc. (The)....................   366,998     17,388,365            0.2%
#   Pool Corp......................................   297,781     17,575,035            0.2%
#   Thor Industries, Inc...........................   280,232     17,057,722            0.2%
    Other Securities...............................            1,344,069,552           16.1%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,456,329,278           17.4%
                                                              --------------          ------
Consumer Staples -- (3.1%)
    Other Securities...............................              324,070,330            3.9%
                                                              --------------          ------
Energy -- (5.0%)
    Bristow Group, Inc.............................   240,116     18,440,909            0.2%
#*  Carrizo Oil & Gas, Inc.........................   362,513     19,945,465            0.2%
#   Exterran Holdings, Inc.........................   427,513     18,391,609            0.2%
#   Western Refining, Inc..........................   474,279     20,631,136            0.3%
    Other Securities...............................              442,818,280            5.3%
                                                              --------------          ------
Total Energy.......................................              520,227,399            6.2%
                                                              --------------          ------
Financials -- (13.2%)
    Aspen Insurance Holdings, Ltd..................   393,938     18,034,482            0.2%
#   Bank of Hawaii Corp............................   311,016     17,158,753            0.2%
    CNO Financial Group, Inc.......................   978,475     16,878,694            0.2%
    PacWest Bancorp................................   529,478     20,845,549            0.3%
#*  Portfolio Recovery Associates, Inc.............   311,847     17,822,056            0.2%
*   Stifel Financial Corp..........................   367,302     17,178,715            0.2%
#   TCF Financial Corp............................. 1,122,858     17,628,871            0.2%
    Webster Financial Corp.........................   593,754     17,895,746            0.2%
    Other Securities...............................            1,241,022,930           14.8%
                                                              --------------          ------
Total Financials...................................            1,384,465,796           16.5%
                                                              --------------          ------
Health Care -- (7.5%)
*   Charles River Laboratories International, Inc..   349,228     18,760,528            0.2%
#*  Myriad Genetics, Inc...........................   502,527     21,211,665            0.3%
    STERIS Corp....................................   351,014     16,866,223            0.2%
*   VCA Antech, Inc................................   590,362     18,082,788            0.2%
    Other Securities...............................              708,767,643            8.4%
                                                              --------------          ------
Total Health Care..................................              783,688,847            9.3%
                                                              --------------          ------
Industrials -- (14.7%)
#   Alliant Techsystems, Inc.......................   169,067     24,382,843            0.3%
    AMERCO.........................................    73,355     18,346,819            0.2%
#*  Avis Budget Group, Inc.........................   435,404     22,897,896            0.3%
    Deluxe Corp....................................   335,346     18,427,263            0.2%
#   EnerSys, Inc...................................   269,950     18,243,221            0.2%
*   Esterline Technologies Corp....................   177,418     19,342,110            0.2%
    Huntington Ingalls Industries, Inc.............   227,971     23,481,013            0.3%
#   Landstar System, Inc...........................   277,211     17,461,521            0.2%
#   Manitowoc Co., Inc. (The)......................   789,124     25,078,361            0.3%
#*  MasTec, Inc....................................   498,398     19,726,593            0.2%
*   Middleby Corp. (The)...........................    73,604     18,583,538            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                         Percentage
                                             Shares        Value+      of Net Assets**
                                             ------        ------      ---------------
Industrials -- (Continued)
*     Spirit Airlines, Inc................     478,914 $    27,221,472            0.3%
      Other Securities....................               1,283,126,117           15.4%
                                                       ---------------          ------
Total Industrials.........................               1,536,318,767           18.3%
                                                       ---------------          ------
Information Technology -- (14.7%)
      Anixter International, Inc..........     180,205      17,656,486            0.2%
*     ARRIS Group, Inc....................     747,557      19,503,762            0.2%
      Belden, Inc.........................     250,180      18,465,786            0.2%
#*    Finisar Corp........................     716,199      18,728,604            0.2%
#     Lexmark International, Inc. Class A.     437,283      18,803,169            0.2%
*     RF Micro Devices, Inc...............   2,305,447      19,457,973            0.2%
#*    SunEdison, Inc......................   1,202,919      23,132,132            0.3%
#*    Synaptics, Inc......................     276,279      17,170,740            0.2%
*     Zebra Technologies Corp. Class A....     306,956      21,315,025            0.3%
      Other Securities....................               1,368,724,282           16.4%
                                                       ---------------          ------
Total Information Technology..............               1,542,957,959           18.4%
                                                       ---------------          ------
Materials -- (4.4%)
*     KapStone Paper and Packaging Corp...     665,719      17,561,667            0.2%
#     PolyOne Corp........................     529,913      19,855,840            0.2%
      Sensient Technologies Corp..........     327,419      17,696,997            0.2%
      Worthington Industries, Inc.........     463,710      17,064,528            0.2%
      Other Securities....................                 393,298,139            4.7%
                                                       ---------------          ------
Total Materials...........................                 465,477,171            5.5%
                                                       ---------------          ------
Other -- (0.0%)
      Other Securities....................                          --            0.0%
                                                       ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities....................                   6,475,221            0.1%
                                                       ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities....................                  50,995,661            0.6%
                                                       ---------------          ------
Utilities -- (2.7%)
      Black Hills Corp....................     299,559      17,299,532            0.2%
#     IDACORP, Inc........................     331,395      18,604,515            0.2%
#     Portland General Electric Co........     503,278      16,844,715            0.2%
      Other Securities....................                 236,745,206            2.8%
                                                       ---------------          ------
Total Utilities...........................                 289,493,968            3.4%
                                                       ---------------          ------
TOTAL COMMON STOCKS.......................               8,360,500,397           99.6%
                                                       ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities....................                          --            0.0%
                                                       ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities....................                     806,391            0.0%
                                                       ---------------          ------

                                             Shares/
                                              Face
                                             Amount
                                             -------         -                -
                                              (000)
SECURITIES LENDING COLLATERAL -- (20.2%)
(S)@  DFA Short Term Investment Fund...... 182,508,338   2,111,621,465           25.2%
                                                       ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,157,126,718).................               $10,472,928,253          124.8%
                                                       ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 -----------------------------------------------------
                                    Level 1        Level 2     Level 3      Total
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,456,311,570 $       17,708   --    $ 1,456,329,278
  Consumer Staples..............    324,070,330             --   --        324,070,330
  Energy........................    520,227,399             --   --        520,227,399
  Financials....................  1,384,444,603         21,193   --      1,384,465,796
  Health Care...................    783,552,244        136,603   --        783,688,847
  Industrials...................  1,536,314,041          4,726   --      1,536,318,767
  Information Technology........  1,542,957,959             --   --      1,542,957,959
  Materials.....................    465,477,171             --   --        465,477,171
  Other.........................             --             --   --                 --
  Real Estate Investment Trusts.      6,475,221             --   --          6,475,221
  Telecommunication Services....     50,995,661             --   --         50,995,661
  Utilities.....................    289,493,968             --   --        289,493,968
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        806,391   --            806,391
Securities Lending Collateral...             --  2,111,621,465   --      2,111,621,465
                                 -------------- --------------   --    ---------------
TOTAL........................... $8,360,320,167 $2,112,608,086   --    $10,472,928,253
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (83.4%)
  Consumer Discretionary -- (14.7%)
  *   Asbury Automotive Group, Inc...... 272,113 $ 16,800,257            0.4%
  #*  Conn's, Inc....................... 297,054   13,138,698            0.3%
      Finish Line, Inc. (The) Class A... 566,582   15,598,002            0.3%
  #*  G-III Apparel Group, Ltd.......... 192,344   13,804,529            0.3%
  #*  Grand Canyon Education, Inc....... 367,324   15,839,011            0.3%
  *   Helen of Troy, Ltd................ 194,371   12,187,062            0.3%
      La-Z-Boy, Inc..................... 560,610   13,583,580            0.3%
      Papa John's International, Inc.... 398,990   17,499,701            0.4%
  #*  Pinnacle Entertainment, Inc....... 540,950   12,587,906            0.3%
  #*  Sonic Corp........................ 614,578   11,701,565            0.3%
  #   Sturm Ruger & Co., Inc............ 185,803   11,956,423            0.3%
      Other Securities..................          688,649,062           14.1%
                                                 ------------          ------
  Total Consumer Discretionary..........          843,345,796           17.6%
                                                 ------------          ------
  Consumer Staples -- (3.5%)
      Andersons, Inc. (The)............. 247,908   15,442,189            0.3%
  #   Cal-Maine Foods, Inc.............. 201,183   11,996,542            0.3%
      J&J Snack Foods Corp.............. 162,568   15,216,365            0.3%
  #*  Susser Holdings Corp.............. 245,851   19,023,950            0.4%
      Other Securities..................          138,857,525            2.9%
                                                 ------------          ------
  Total Consumer Staples................          200,536,571            4.2%
                                                 ------------          ------
  Energy -- (5.2%)
  *   Carrizo Oil & Gas, Inc............ 216,987   11,938,625            0.3%
  *   Clayton Williams Energy, Inc...... 109,912   15,880,086            0.3%
      EnLink Midstream LLC.............. 460,526   16,270,384            0.3%
  #*  EPL Oil & Gas, Inc................ 309,088   12,097,704            0.3%
  *   Rex Energy Corp................... 567,510   11,951,761            0.3%
      Other Securities..................          228,737,824            4.7%
                                                 ------------          ------
  Total Energy..........................          296,876,384            6.2%
                                                 ------------          ------
  Financials -- (14.3%)
  #*  Encore Capital Group, Inc......... 293,377   12,679,754            0.3%
  #   FBL Financial Group, Inc. Class A. 271,426   12,135,456            0.3%
      Horace Mann Educators Corp........ 426,348   12,820,284            0.3%
  *   Western Alliance Bancorp.......... 615,654   14,203,138            0.3%
      Other Securities..................          766,060,935           15.8%
                                                 ------------          ------
  Total Financials......................          817,899,567           17.0%
                                                 ------------          ------
  Health Care -- (8.1%)
  *   Amsurg Corp....................... 290,077   12,563,235            0.3%
      CONMED Corp....................... 254,463   11,789,271            0.3%
  *   Corvel Corp....................... 270,276   12,308,369            0.3%
  *   NuVasive, Inc..................... 346,328   11,674,717            0.2%
  *   Prestige Brands Holdings, Inc..... 349,826   11,726,167            0.3%
      Other Securities..................          401,549,501            8.2%
                                                 ------------          ------
  Total Health Care.....................          461,611,260            9.6%
                                                 ------------          ------
  Industrials -- (15.5%)
  #   AAON, Inc......................... 412,028   11,680,994            0.2%
  #   American Railcar Industries, Inc.. 183,840   12,765,850            0.3%
  #*  EnPro Industries, Inc............. 205,444   14,629,667            0.3%
  #*  Greenbrier Cos., Inc. (The)....... 233,628   12,251,452            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (Continued)
*     H&E Equipment Services, Inc........................    315,381 $   12,157,938            0.3%
*     Huron Consulting Group, Inc........................    164,171     11,688,975            0.2%
      Mueller Water Products, Inc. Class A...............  1,433,001     13,068,969            0.3%
#     Raven Industries, Inc..............................    372,560     11,512,104            0.2%
      Other Securities...................................               789,855,016           16.4%
                                                                     --------------          ------
Total Industrials........................................               889,610,965           18.5%
                                                                     --------------          ------
Information Technology -- (14.7%)
*     Electronics for Imaging, Inc.......................    378,928     14,319,689            0.3%
#     Heartland Payment Systems, Inc.....................    339,474     13,898,066            0.3%
*     iGATE Corp.........................................    444,069     16,252,925            0.3%
*     Integrated Device Technology, Inc..................  1,086,430     12,678,638            0.3%
*     Manhattan Associates, Inc..........................    797,364     25,140,887            0.5%
      Methode Electronics, Inc...........................    439,533     12,192,645            0.3%
*     Netscout Systems, Inc..............................    328,700     12,806,152            0.3%
#*    SunEdison, Inc.....................................  1,431,312     27,524,130            0.6%
#*    Tyler Technologies, Inc............................    200,480     16,369,192            0.3%
      Other Securities...................................               690,094,080           14.3%
                                                                     --------------          ------
Total Information Technology.............................               841,276,404           17.5%
                                                                     --------------          ------
Materials -- (5.0%)
      AMCOL International Corp...........................    270,805     12,416,409            0.3%
*     Clearwater Paper Corp..............................    188,063     11,545,188            0.2%
#*    Flotek Industries, Inc.............................    458,236     12,835,190            0.3%
*     KapStone Paper and Packaging Corp..................    640,153     16,887,236            0.4%
      Other Securities...................................               229,804,098            4.7%
                                                                     --------------          ------
Total Materials..........................................               283,488,121            5.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.0%)
      Other Securities...................................                54,707,698            1.1%
                                                                     --------------          ------
Utilities -- (1.4%)
      Other Securities...................................                81,698,194            1.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS                                                   4,771,050,960           99.3%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   442,939            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.074%. 13,684,516     13,684,516            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (16.4%)
(S)@  DFA Short Term Investment Fund..................... 80,788,021    934,717,403           19.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,074,714,677)................................              $5,719,895,818          119.1%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  843,342,070 $      3,726   --    $  843,345,796
  Consumer Staples............    200,536,571           --   --       200,536,571
  Energy......................    296,876,384           --   --       296,876,384
  Financials..................    817,859,351       40,216   --       817,899,567
  Health Care.................    461,416,467      194,793   --       461,611,260
  Industrials.................    889,606,810        4,155   --       889,610,965
  Information Technology......    841,276,404           --   --       841,276,404
  Materials...................    283,488,121           --   --       283,488,121
  Other.......................             --           --   --                --
  Telecommunication Services..     54,707,698           --   --        54,707,698
  Utilities...................     81,698,194           --   --        81,698,194
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      442,939   --           442,939
Temporary Cash Investments....     13,684,516           --   --        13,684,516
Securities Lending Collateral.             --  934,717,403   --       934,717,403
                               -------------- ------------   --    --------------
TOTAL......................... $4,784,492,586 $935,403,232   --    $5,719,895,818
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.4%)
Real Estate Investment Trusts -- (90.4%)
    Alexandria Real Estate Equities, Inc..........   752,209 $   55,528,068            1.0%
    American Campus Communities, Inc.............. 1,102,469     42,114,316            0.8%
#   American Realty Capital Properties, Inc....... 2,343,374     30,674,766            0.5%
    Apartment Investment & Management Co. Class A. 1,543,197     47,576,763            0.9%
    AvalonBay Communities, Inc.................... 1,289,209    176,041,489            3.2%
    BioMed Realty Trust, Inc...................... 2,007,467     41,956,060            0.8%
    Boston Properties, Inc........................ 1,593,847    186,703,238            3.4%
    Camden Property Trust.........................   899,150     61,582,783            1.1%
#   CBL & Associates Properties, Inc.............. 1,712,564     31,117,288            0.6%
#   DDR Corp...................................... 3,171,416     54,453,213            1.0%
#   Digital Realty Trust, Inc..................... 1,335,363     71,308,384            1.3%
    Douglas Emmett, Inc........................... 1,411,552     38,958,835            0.7%
    Duke Realty Corp.............................. 3,429,756     60,089,325            1.1%
#   EPR Properties................................   539,553     28,925,436            0.5%
    Equity Lifestyle Properties, Inc..............   825,232     34,552,464            0.6%
    Equity Residential............................ 3,570,728    212,244,072            3.8%
#   Essex Property Trust, Inc.....................   623,473    108,022,932            1.9%
    Extra Space Storage, Inc...................... 1,144,911     59,913,193            1.1%
#   Federal Realty Investment Trust...............   698,327     82,081,356            1.5%
#   General Growth Properties, Inc................ 5,007,143    115,014,075            2.1%
    HCP, Inc...................................... 4,900,540    205,136,604            3.7%
    Health Care REIT, Inc......................... 3,036,531    191,574,741            3.4%
#   Highwoods Properties, Inc.....................   948,863     38,286,622            0.7%
#   Home Properties, Inc..........................   592,941     36,525,166            0.7%
    Hospitality Properties Trust.................. 1,567,938     47,116,537            0.8%
    Host Hotels & Resorts, Inc.................... 8,001,851    171,639,704            3.1%
#   Kilroy Realty Corp............................   856,391     51,015,212            0.9%
#   Kimco Realty Corp............................. 4,266,286     97,783,275            1.8%
    LaSalle Hotel Properties...................... 1,085,950     35,923,226            0.6%
    Liberty Property Trust........................ 1,534,176     57,531,600            1.0%
#   Macerich Co. (The)............................ 1,466,758     95,207,262            1.7%
#   Mid-America Apartment Communities, Inc........   771,284     53,719,931            1.0%
#   National Retail Properties, Inc............... 1,280,917     43,717,697            0.8%
#   Omega Healthcare Investors, Inc............... 1,298,132     45,149,031            0.8%
#   Piedmont Office Realty Trust, Inc. Class A.... 1,644,951     28,967,587            0.5%
    Post Properties, Inc..........................   560,041     28,119,659            0.5%
    Prologis, Inc................................. 5,219,304    212,060,322            3.8%
    Public Storage................................ 1,516,772    266,208,654            4.8%
#   Realty Income Corp............................ 2,287,827     99,406,083            1.8%
#   Regency Centers Corp..........................   962,678     50,473,208            0.9%
    Senior Housing Properties Trust............... 1,963,761     46,089,471            0.8%
    Simon Property Group, Inc..................... 3,160,039    547,318,755            9.9%
#   SL Green Realty Corp..........................   990,296    103,693,894            1.9%
    Sunstone Hotel Investors, Inc................. 1,933,826     27,673,050            0.5%
#   Tanger Factory Outlet Centers, Inc............   995,423     35,516,693            0.6%
    Taubman Centers, Inc..........................   660,158     48,085,909            0.9%
    UDR, Inc...................................... 2,621,647     67,795,791            1.2%
    Ventas, Inc................................... 3,063,137    202,412,093            3.6%
    Vornado Realty Trust.......................... 1,757,940    180,364,644            3.2%
#   Weingarten Realty Investors................... 1,209,563     37,738,366            0.7%
    Other Securities..............................              832,961,759           15.1%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            5,524,070,602           99.6%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.074%. 29,680,720 $   29,680,720            0.5%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund..................... 48,147,372    557,065,090           10.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,448,507,178)................................              $6,110,816,412          110.2%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $5,524,070,602           --   --    $5,524,070,602
Temporary Cash Investments......     29,680,720           --   --        29,680,720
Securities Lending Collateral...             -- $557,065,090   --       557,065,090
                                 -------------- ------------   --    --------------
TOTAL........................... $5,553,751,322 $557,065,090   --    $6,110,816,412
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (87.1%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 498,606 $ 16,034,058            0.5%
    BHP Billiton, Ltd........................... 485,719   17,105,369            0.6%
    Commonwealth Bank of Australia.............. 300,939   22,137,341            0.7%
    National Australia Bank, Ltd................ 421,443   13,877,011            0.5%
    Westpac Banking Corp........................ 485,651   15,907,261            0.5%
    Other Securities............................          121,778,789            4.0%
                                                         ------------          ------
TOTAL AUSTRALIA.................................          206,839,829            6.8%
                                                         ------------          ------

AUSTRIA -- (0.3%)
    Other Securities............................            9,481,989            0.3%
                                                         ------------          ------

BELGIUM -- (1.0%)
    Anheuser-Busch InBev NV..................... 129,307   14,093,925            0.5%
    Other Securities............................           20,889,968            0.6%
                                                         ------------          ------
TOTAL BELGIUM...................................           34,983,893            1.1%
                                                         ------------          ------

CANADA -- (8.1%)
    Bank of Nova Scotia......................... 196,436   11,936,169            0.4%
#   Royal Bank of Canada........................ 239,589   15,990,087            0.5%
    Suncor Energy, Inc.......................... 279,079   10,765,440            0.4%
#   Toronto-Dominion Bank (The)................. 301,119   14,486,570            0.5%
    Other Securities............................          228,687,008            7.5%
                                                         ------------          ------
TOTAL CANADA....................................          281,865,274            9.3%
                                                         ------------          ------

DENMARK -- (1.3%)
    Novo Nordisk A.S. Class B................... 283,026   12,845,413            0.4%
    Other Securities............................           30,841,351            1.0%
                                                         ------------          ------
TOTAL DENMARK...................................           43,686,764            1.4%
                                                         ------------          ------

FINLAND -- (0.8%)
    Other Securities............................           28,842,867            0.9%
                                                         ------------          ------

FRANCE -- (8.2%)
    BNP Paribas SA.............................. 209,632   15,752,684            0.5%
    LVMH Moet Hennessy Louis Vuitton SA.........  48,617    9,577,268            0.3%
    Sanofi...................................... 180,968   19,530,038            0.6%
    Total SA.................................... 294,621   21,078,411            0.7%
#   Total SA Sponsored ADR...................... 157,489   11,219,516            0.4%
    Other Securities............................          207,133,116            6.8%
                                                         ------------          ------
TOTAL FRANCE....................................          284,291,033            9.3%
                                                         ------------          ------

GERMANY -- (7.1%)
#   Allianz SE..................................  68,800   11,973,254            0.4%
#   BASF SE..................................... 164,609   19,095,584            0.6%
#   Bayer AG.................................... 134,071   18,641,456            0.6%
    Bayerische Motoren Werke AG.................  78,275    9,839,554            0.3%
    Daimler AG.................................. 188,841   17,580,932            0.6%
    SAP AG...................................... 139,819   11,301,152            0.4%
    Siemens AG.................................. 114,499   15,104,734            0.5%
    Other Securities............................          140,906,226            4.6%
                                                         ------------          ------
TOTAL GERMANY...................................          244,442,892            8.0%
                                                         ------------          ------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
HONG KONG -- (2.4%)
    AIA Group, Ltd........................ 2,235,600 $ 10,873,050            0.4%
    Other Securities......................             72,447,662            2.3%
                                                     ------------          ------
TOTAL HONG KONG...........................             83,320,712            2.7%
                                                     ------------          ------

IRELAND -- (0.3%)
    Other Securities......................             10,786,964            0.4%
                                                     ------------          ------

ISRAEL -- (0.4%)
    Other Securities......................             13,635,661            0.4%
                                                     ------------          ------

ITALY -- (2.0%)
    Other Securities......................             70,555,232            2.3%
                                                     ------------          ------

JAPAN -- (15.2%)
    Softbank Corp.........................   194,300   14,471,074            0.5%
    Sumitomo Mitsui Financial Group, Inc..   261,540   10,338,756            0.4%
    Toyota Motor Corp.....................   343,900   18,580,281            0.6%
    Toyota Motor Corp. Sponsored ADR......   103,254   11,194,799            0.4%
    Other Securities......................            471,850,821           15.4%
                                                     ------------          ------
TOTAL JAPAN...............................            526,435,731           17.3%
                                                     ------------          ------

NETHERLANDS -- (2.3%)
#   Unilever NV...........................   242,733   10,408,659            0.3%
    Other Securities......................             68,281,059            2.3%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             78,689,718            2.6%
                                                     ------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities......................              3,643,491            0.1%
                                                     ------------          ------

NORWAY -- (0.8%)
    Other Securities......................             28,381,846            0.9%
                                                     ------------          ------

PORTUGAL -- (0.1%)
    Other Securities......................              4,988,608            0.2%
                                                     ------------          ------
SINGAPORE -- (1.2%).......................
    Other Securities......................             41,909,348            1.4%
                                                     ------------          ------

SPAIN -- (2.8%)
    Banco Santander SA.................... 1,336,231   13,289,713            0.4%
    Other Securities......................             82,331,508            2.7%
                                                     ------------          ------
TOTAL SPAIN...............................             95,621,221            3.1%
                                                     ------------          ------

SWEDEN -- (2.6%)
    Other Securities......................             89,891,860            3.0%
                                                     ------------          ------

SWITZERLAND -- (7.0%)
    Cie Financiere Richemont SA...........    99,748   10,148,362            0.3%
    Nestle SA.............................   588,034   45,445,776            1.5%
    Novartis AG...........................   286,619   24,916,505            0.8%
    Roche Holding AG......................   142,306   41,744,908            1.4%
    UBS AG................................   640,816   13,401,938            0.4%
    Other Securities......................            106,647,162            3.6%
                                                     ------------          ------
TOTAL SWITZERLAND.........................            242,304,651            8.0%
                                                     ------------          ------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                Shares       Value++     of Net Assets**
                                                ------       -------     ---------------
UNITED KINGDOM -- (17.1%)
      Anglo American P.L.C....................    488,404 $   13,056,552            0.4%
      AstraZeneca P.L.C.......................    135,231     10,674,404            0.4%
      BG Group P.L.C..........................    637,847     12,903,202            0.4%
      BP P.L.C. Sponsored ADR.................    567,667     28,735,304            0.9%
      British American Tobacco P.L.C..........    285,586     16,491,143            0.5%
#     Diageo P.L.C. Sponsored ADR.............     84,093     10,324,939            0.3%
      GlaxoSmithKline P.L.C...................    528,451     14,601,382            0.5%
      GlaxoSmithKline P.L.C. Sponsored ADR....    229,916     12,730,449            0.4%
      HSBC Holdings P.L.C.....................  1,640,666     16,763,687            0.6%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     19,318,900            0.6%
      Reckitt Benckiser Group P.L.C...........    127,159     10,265,031            0.3%
#     Royal Dutch Shell P.L.C. ADR(780259107).    258,685     21,897,685            0.7%
      Royal Dutch Shell P.L.C. ADR(780259206).    195,713     15,410,442            0.5%
      SABMiller P.L.C.........................    177,232      9,650,453            0.3%
      Vodafone Group P.L.C. Sponsored ADR.....    316,816     12,026,349            0.4%
      Other Securities........................               367,896,458           12.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               592,746,380           19.5%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,017,345,964           99.0%
                                                          --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities........................                 2,130,834            0.1%
                                                          --------------          ------
UNITED KINGDOM -- (0.0%)
      Other Securities........................                    93,648            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                 2,224,482            0.1%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                    15,347            0.0%
                                                          --------------          ------

FRANCE -- (0.0%)
      Other Securities........................                   126,509            0.0%
                                                          --------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                    18,500            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   282,687            0.0%
                                                          --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                   195,911            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   638,954            0.0%
                                                          --------------          ------

                                                Shares/
                                                 Face
                                                Amount       Value+
                                                -------      ------             -
                                                 (000)
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@  DFA Short Term Investment Fund.......... 38,225,151    442,265,001           14.5%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,739,201,752).....................              $3,462,474,401          113.6%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,543,149 $  199,296,680   --    $  206,839,829
  Austria.....................      189,081      9,292,908   --         9,481,989
  Belgium.....................    3,688,738     31,295,155   --        34,983,893
  Canada......................  281,865,274             --   --       281,865,274
  Denmark.....................    5,290,431     38,396,333   --        43,686,764
  Finland.....................    1,730,140     27,112,727   --        28,842,867
  France......................   19,252,865    265,038,168   --       284,291,033
  Germany.....................   23,571,412    220,871,480   --       244,442,892
  Hong Kong...................    1,032,065     82,288,647   --        83,320,712
  Ireland.....................    2,381,377      8,405,587   --        10,786,964
  Israel......................    7,382,132      6,253,529   --        13,635,661
  Italy.......................    6,588,527     63,966,705   --        70,555,232
  Japan.......................   38,521,216    487,914,515   --       526,435,731
  Netherlands.................   13,446,367     65,243,351   --        78,689,718
  New Zealand.................           --      3,643,491   --         3,643,491
  Norway......................    2,220,484     26,161,362   --        28,381,846
  Portugal....................       84,245      4,904,363   --         4,988,608
  Singapore...................           --     41,909,348   --        41,909,348
  Spain.......................   22,299,146     73,322,075   --        95,621,221
  Sweden......................      762,720     89,129,140   --        89,891,860
  Switzerland.................   19,611,858    222,692,793   --       242,304,651
  United Kingdom..............  195,703,285    397,043,095   --       592,746,380
Preferred Stocks
  Germany.....................           --      2,130,834   --         2,130,834
  United Kingdom..............           --         93,648   --            93,648
Rights/Warrants
  Australia...................           --         15,347   --            15,347
  France......................           --        126,509   --           126,509
  Hong Kong...................           --         18,500   --            18,500
  Spain.......................           --        282,687   --           282,687
  United Kingdom..............           --        195,911   --           195,911
Securities Lending Collateral.           --    442,265,001   --       442,265,001
                               ------------ --------------   --    --------------
TOTAL......................... $653,164,512 $2,809,309,889   --    $3,462,474,401
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (87.6%)
AUSTRALIA -- (5.4%)
    Australia & New Zealand Banking Group, Ltd.. 1,174,816 $ 37,779,466            0.3%
    Commonwealth Bank of Australia..............   384,649   28,295,122            0.3%
    National Australia Bank, Ltd................ 1,331,618   43,846,685            0.4%
    Westpac Banking Corp........................ 1,072,084   35,115,589            0.3%
    Other Securities............................            558,033,635            4.8%
                                                           ------------          ------
TOTAL AUSTRALIA.................................            703,070,497            6.1%
                                                           ------------          ------

AUSTRIA -- (0.5%)
    Other Securities............................             59,710,095            0.5%
                                                           ------------          ------

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.....................   228,944   24,953,943            0.2%
    Other Securities............................            130,112,449            1.2%
                                                           ------------          ------
TOTAL BELGIUM...................................            155,066,392            1.4%
                                                           ------------          ------

BRAZIL -- (0.0%)
    Other Securities............................                  6,373            0.0%
                                                           ------------          ------

CANADA -- (7.7%)
    Suncor Energy, Inc..........................   729,529   28,141,494            0.3%
#   Toronto-Dominion Bank (The).................   701,544   33,750,664            0.3%
    Other Securities............................            933,602,907            8.1%
                                                           ------------          ------
TOTAL CANADA....................................            995,495,065            8.7%
                                                           ------------          ------

CHINA -- (0.0%)
    Other Securities............................                810,990            0.0%
                                                           ------------          ------

DENMARK -- (1.4%)
    Other Securities............................            176,447,554            1.5%
                                                           ------------          ------

FINLAND -- (1.5%)
#*  Nokia Oyj................................... 3,651,928   27,344,067            0.2%
    Other Securities............................            162,290,235            1.5%
                                                           ------------          ------
TOTAL FINLAND...................................            189,634,302            1.7%
                                                           ------------          ------

FRANCE -- (7.1%)
    BNP Paribas SA..............................   468,229   35,184,814            0.3%
    Cie de St-Gobain............................   420,301   25,749,926            0.2%
#   Sanofi ADR..................................   522,052   28,086,398            0.3%
    Total SA....................................   800,396   57,263,657            0.5%
#   Total SA Sponsored ADR......................   595,142   42,397,916            0.4%
    Other Securities............................            735,859,847            6.4%
                                                           ------------          ------
TOTAL FRANCE....................................            924,542,558            8.1%
                                                           ------------          ------

GERMANY -- (6.1%)
#   Allianz SE..................................   150,380   26,170,608            0.2%
    Bayerische Motoren Werke AG.................   248,108   31,188,401            0.3%
    Daimler AG..................................   531,976   49,526,500            0.4%
    Deutsche Telekom AG......................... 1,506,152   25,304,945            0.2%
    Fresenius SE & Co. KGaA.....................   161,560   24,581,785            0.2%
    Linde AG....................................   112,611   23,387,591            0.2%
    RWE AG......................................   673,370   25,696,523            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
GERMANY -- (Continued)
#   Siemens AG Sponsored ADR..............    195,766 $   25,807,832            0.2%
    Other Securities......................               563,950,455            5.0%
                                                      --------------          ------
TOTAL GERMANY.............................               795,614,640            6.9%
                                                      --------------          ------

GREECE -- (0.0%)
    Other Securities......................                    71,924            0.0%
                                                      --------------          ------

HONG KONG -- (2.3%)
    Other Securities......................               296,427,284            2.6%
                                                      --------------          ------

IRELAND -- (0.4%)
    Other Securities......................                53,315,547            0.5%
                                                      --------------          ------

ISRAEL -- (0.6%)
    Other Securities......................                75,339,506            0.7%
                                                      --------------          ------

ITALY -- (2.5%)
    Other Securities......................               327,008,278            2.9%
                                                      --------------          ------

JAPAN -- (16.8%)
    Mitsubishi UFJ Financial Group, Inc...  4,619,100     24,571,275            0.2%
    Mizuho Financial Group, Inc........... 13,495,060     26,431,521            0.3%
    Sumitomo Mitsui Financial Group, Inc..    754,470     29,824,427            0.3%
    Toyota Motor Corp.....................    437,186     23,620,350            0.2%
    Toyota Motor Corp. Sponsored ADR......    373,184     40,460,609            0.4%
    Other Securities......................             2,036,769,274           17.6%
                                                      --------------          ------
TOTAL JAPAN...............................             2,181,677,456           19.0%
                                                      --------------          ------

NETHERLANDS -- (2.4%)
    Other Securities......................               309,742,635            2.7%
                                                      --------------          ------

NEW ZEALAND -- (0.2%)
    Other Securities......................                33,520,537            0.3%
                                                      --------------          ------

NORWAY -- (0.9%)
    Other Securities......................               119,520,057            1.0%
                                                      --------------          ------

PORTUGAL -- (0.3%)
    Other Securities......................                41,275,501            0.4%
                                                      --------------          ------

SINGAPORE -- (1.2%)
    Other Securities......................               154,841,578            1.4%
                                                      --------------          ------

SPAIN -- (2.5%)
    Banco Santander SA....................  4,226,645     42,036,805            0.4%
    Other Securities......................               283,152,598            2.4%
                                                      --------------          ------
TOTAL SPAIN...............................               325,189,403            2.8%
                                                      --------------          ------

SWEDEN -- (2.9%)
    Nordea Bank AB........................  1,644,450     23,829,063            0.2%
    Other Securities......................               348,318,956            3.0%
                                                      --------------          ------
TOTAL SWEDEN..............................               372,148,019            3.2%
                                                      --------------          ------

SWITZERLAND -- (6.2%)
    ABB, Ltd..............................  1,199,336     28,875,314            0.3%
    Credit Suisse Group AG................  1,122,531     35,587,188            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Nestle SA...............................  1,067,180 $    82,476,222            0.7%
#   Novartis AG ADR.........................    818,651      71,173,518            0.6%
    Roche Holding AG........................    128,140      37,589,368            0.3%
    Swiss Re AG.............................    365,604      31,968,810            0.3%
    UBS AG..................................  1,549,112      32,397,918            0.3%
    Zurich Insurance Group AG...............    144,746      41,507,170            0.4%
    Other Securities........................                441,725,643            3.8%
                                                        ---------------          ------
TOTAL SWITZERLAND...........................                803,301,151            7.0%
                                                        ---------------          ------

UNITED KINGDOM -- (17.5%)
    Anglo American P.L.C....................  1,385,123      37,028,629            0.3%
    AstraZeneca P.L.C. Sponsored ADR........    426,473      33,712,691            0.3%
    Aviva P.L.C.............................  3,728,348      33,226,253            0.3%
    Barclays P.L.C. Sponsored ADR...........  2,177,140      37,250,873            0.3%
    BG Group P.L.C..........................  1,868,453      37,797,509            0.3%
    BP P.L.C. Sponsored ADR.................  2,000,170     101,248,602            0.9%
    HSBC Holdings P.L.C. Sponsored ADR......  1,787,953      91,757,748            0.8%
*   Lloyds Banking Group P.L.C.............. 23,313,762      29,729,999            0.3%
#   Prudential P.L.C. ADR...................    635,609      29,358,780            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..........    656,443      35,638,290            0.3%
#   Royal Dutch Shell P.L.C. ADR(780259107).  1,398,074     118,346,964            1.0%
    Royal Dutch Shell P.L.C. ADR(780259206).    443,387      34,912,292            0.3%
    Tesco P.L.C.............................  5,068,750      25,110,209            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....  1,234,928      46,877,857            0.4%
    Other Securities........................              1,581,233,578           13.8%
                                                        ---------------          ------
TOTAL UNITED KINGDOM........................              2,273,230,274           19.8%
                                                        ---------------          ------

UNITED STATES -- (0.0%)
    Other Securities........................                  2,046,379            0.0%
                                                        ---------------          ------
TOTAL COMMON STOCKS.........................             11,369,053,995           99.2%
                                                        ---------------          ------

PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
    Other Securities........................                      7,584            0.0%
                                                        ---------------          ------

GERMANY -- (0.1%)
    Other Securities........................                  6,167,108            0.1%
                                                        ---------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    220,292            0.0%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS......................                  6,394,984            0.1%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                     64,003            0.0%
                                                        ---------------          ------

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------          ------

FRANCE -- (0.0%)
    Other Securities........................                    931,517            0.0%
                                                        ---------------          ------

HONG KONG -- (0.0%)
    Other Securities........................                     59,233            0.0%
                                                        ---------------          ------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
ISRAEL -- (0.0%)
        Other Securities................             $         4,188            0.0%
                                                     ---------------          ------

ITALY -- (0.0%)
        Other Securities................                          --            0.0%
                                                     ---------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                     118,196            0.0%
                                                     ---------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                       1,460            0.0%
                                                     ---------------          ------

SPAIN -- (0.0%)
        Other Securities................                     900,196            0.0%
                                                     ---------------          ------

SWEDEN -- (0.0%)
        Other Securities................                      54,914            0.0%
                                                     ---------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                   1,008,452            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS...................                   3,142,159            0.0%
                                                     ---------------          ------

                                           Shares/
                                            Face
                                           Amount        Value+
                                           -------       ------             -
                                            (000)
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@    DFA Short Term Investment Fund.. 138,213,468   1,599,129,820           13.9%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,943,662,398)..............               $12,977,720,958          113.2%
                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   27,349,796 $   675,720,701   --    $   703,070,497
  Austria.....................        633,710      59,076,385   --         59,710,095
  Belgium.....................     12,903,368     142,163,024   --        155,066,392
  Brazil......................          6,373              --   --              6,373
  Canada......................    995,459,311          35,754   --        995,495,065
  China.......................             --         810,990   --            810,990
  Denmark.....................      7,667,415     168,780,139   --        176,447,554
  Finland.....................      4,107,611     185,526,691   --        189,634,302
  France......................    106,636,570     817,905,988   --        924,542,558
  Germany.....................     89,203,687     706,410,953   --        795,614,640
  Greece......................             --          71,924   --             71,924
  Hong Kong...................        634,204     295,793,080   --        296,427,284
  Ireland.....................     14,600,045      38,715,502   --         53,315,547
  Israel......................     24,857,510      50,481,996   --         75,339,506
  Italy.......................     18,924,297     308,083,981   --        327,008,278
  Japan.......................    103,863,877   2,077,813,579   --      2,181,677,456
  Netherlands.................     50,534,444     259,208,191   --        309,742,635
  New Zealand.................         78,338      33,442,199   --         33,520,537
  Norway......................     13,497,244     106,022,813   --        119,520,057
  Portugal....................        348,577      40,926,924   --         41,275,501
  Singapore...................             --     154,841,578   --        154,841,578
  Spain.......................     44,575,753     280,613,650   --        325,189,403
  Sweden......................      9,839,720     362,308,299   --        372,148,019
  Switzerland.................    111,966,697     691,334,454   --        803,301,151
  United Kingdom..............    691,897,766   1,581,332,508   --      2,273,230,274
  United States...............      1,489,186         557,193   --          2,046,379
Preferred Stocks
  France......................             --           7,584   --              7,584
  Germany.....................             --       6,167,108   --          6,167,108
  United Kingdom..............             --         220,292   --            220,292
Rights/Warrants
  Australia...................             --          64,003   --             64,003
  Austria.....................             --              --   --                 --
  France......................             --         931,517   --            931,517
  Hong Kong...................             --          59,233   --             59,233
  Israel......................             --           4,188   --              4,188
  Italy.......................             --              --   --                 --
  Portugal....................             --         118,196   --            118,196
  Singapore...................             --           1,460   --              1,460
  Spain.......................             --         900,196   --            900,196
  Sweden......................             --          54,914   --             54,914
  United Kingdom..............             --       1,008,452   --          1,008,452
Securities Lending Collateral              --   1,599,129,820   --      1,599,129,820
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,331,075,499 $10,646,645,459   --    $12,977,720,958
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,419,018,670
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,103,306,949
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,837,501,135
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,012,307,182
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    844,393,080
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $7,184,900,942)...............................  9,216,527,016
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $7,184,900,942)............................... $9,216,527,016
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,216,527,016   --      --    $9,216,527,016
                                  --------------   --      --    --------------
 TOTAL........................... $9,216,527,016   --      --    $9,216,527,016
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $380,419,466
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $372,912,556)............................... $380,419,466
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $397,070,438
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $370,732,046)............................... $397,070,438
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $39,058,159
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $23,030,770).................................. $39,058,159
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $194,297,639
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $135,662,649)............................... $194,297,639
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (93.4%)
  AUSTRALIA -- (20.4%)
  #   CFS Retail Property Trust Group. 15,732,519 $ 29,454,557            1.1%
  #   Dexus Property Group............ 39,586,350   41,879,353            1.6%
      Federation Centres, Ltd......... 10,569,645   24,535,114            1.0%
      Goodman Group................... 12,869,784   59,779,493            2.3%
      GPT Group....................... 12,514,991   45,671,312            1.8%
      Investa Office Fund.............  4,767,134   14,841,377            0.6%
      Stockland....................... 17,051,348   61,813,398            2.4%
      Westfield Group................. 15,048,469  153,558,494            6.0%
      Westfield Retail Trust.......... 22,117,295   65,709,998            2.6%
      Other Securities................              56,615,191            2.1%
                                                  ------------          ------
  TOTAL AUSTRALIA.....................             553,858,287           21.5%
                                                  ------------          ------

  BELGIUM -- (1.5%)
  #   Cofinimmo.......................    133,272   16,330,923            0.6%
      Other Securities................              25,391,147            1.0%
                                                  ------------          ------
  TOTAL BELGIUM.......................              41,722,070            1.6%
                                                  ------------          ------

  CANADA -- (5.8%)
      H&R REIT........................  1,036,249   21,820,749            0.9%
  #   RioCan REIT.....................  1,208,099   30,013,718            1.2%
      Other Securities................             107,221,533            4.1%
                                                  ------------          ------
  TOTAL CANADA........................             159,056,000            6.2%
                                                  ------------          ------

  CHINA -- (0.2%)
      Other Securities................               4,571,991            0.2%
                                                  ------------          ------

  FRANCE -- (4.4%)
      Fonciere Des Regions............    216,638   22,004,934            0.9%
      Gecina SA.......................    170,260   22,917,358            0.9%
      ICADE...........................    263,943   26,929,628            1.0%
      Klepierre.......................    736,242   33,779,445            1.3%
      Other Securities................              12,776,963            0.5%
                                                  ------------          ------
  TOTAL FRANCE........................             118,408,328            4.6%
                                                  ------------          ------

  GERMANY -- (0.4%)
      Other Securities................              10,820,324            0.4%
                                                  ------------          ------

  GREECE -- (0.0%)
      Other Securities................               1,118,030            0.0%
                                                  ------------          ------

  HONG KONG -- (4.1%)
      Link REIT (The)................. 18,378,305   91,500,709            3.6%
      Other Securities................              21,307,504            0.8%
                                                  ------------          ------
  TOTAL HONG KONG.....................             112,808,213            4.4%
                                                  ------------          ------

  ISRAEL -- (0.2%)
      Other Securities................               5,677,221            0.2%
                                                  ------------          ------
  ITALY -- (0.3%)
      Other Securities................               9,202,109            0.4%
                                                  ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (15.9%)
    Advance Residence Investment Corp.....      9,531 $ 21,564,256            0.8%
    Frontier Real Estate Investment Corp..      3,541   18,373,028            0.7%
#   Japan Logistics Fund, Inc.............      5,690   12,841,538            0.5%
#   Japan Prime Realty Investment Corp....      5,974   21,022,232            0.8%
#   Japan Real Estate Investment Corp.....      9,096   48,222,766            1.9%
    Japan Retail Fund Investment Corp.....     17,708   35,616,260            1.4%
#   Kenedix Office Investment Corp........      2,400   11,989,118            0.5%
#   Mori Trust Sogo Reit, Inc.............      8,135   12,209,297            0.5%
#   Nippon Accommodations Fund, Inc.......      3,405   12,009,375            0.5%
#   Nippon Building Fund, Inc.............     10,488   58,150,335            2.3%
#   Nomura Real Estate Office Fund, Inc...      2,663   11,524,505            0.4%
#   Orix JREIT, Inc.......................     13,599   17,299,637            0.7%
#   United Urban Investment Corp..........     18,210   27,483,355            1.1%
    Other Securities......................             123,616,133            4.7%
                                                      ------------          ------
TOTAL JAPAN...............................             431,921,835           16.8%
                                                      ------------          ------

MALAYSIA -- (0.7%)
    Other Securities......................              18,395,261            0.7%
                                                      ------------          ------

MEXICO -- (1.3%)
#   Fibra Uno Administracion S.A. de C.V..  9,758,445   31,991,722            1.3%
    Other Securities......................               3,590,142            0.1%
                                                      ------------          ------
TOTAL MEXICO..............................              35,581,864            1.4%
                                                      ------------          ------

NETHERLANDS -- (9.3%)
    Corio NV..............................    517,775   24,261,738            0.9%
    Eurocommercial Properties NV..........    286,433   13,149,996            0.5%
    Unibail-Rodamco SE....................    708,508  191,470,269            7.5%
#   Wereldhave NV.........................    167,438   14,080,055            0.6%
    Other Securities......................              10,776,088            0.4%
                                                      ------------          ------
TOTAL NETHERLANDS.........................             253,738,146            9.9%
                                                      ------------          ------

NEW ZEALAND -- (0.7%)
    Other Securities......................              18,601,913            0.7%
                                                      ------------          ------

SINGAPORE -- (7.9%)
    Ascendas REIT......................... 16,266,000   29,772,683            1.2%
#   CapitaCommercial Trust................ 16,050,000   20,539,942            0.8%
    CapitaMall Trust...................... 19,365,300   30,869,017            1.2%
    Suntec REIT........................... 17,180,000   23,547,892            0.9%
    Other Securities......................             108,774,168            4.2%
                                                      ------------          ------
TOTAL SINGAPORE...........................             213,503,702            8.3%
                                                      ------------          ------

SOUTH AFRICA -- (2.9%)
    Capital Property Fund................. 11,430,703   11,524,993            0.5%
    Growthpoint Properties, Ltd...........  8,720,596   20,159,101            0.8%
    Other Securities......................              47,430,990            1.8%
                                                      ------------          ------
TOTAL SOUTH AFRICA........................              79,115,084            3.1%
                                                      ------------          ------

TAIWAN -- (0.5%)
    Other Securities......................              12,661,014            0.5%
                                                      ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                       Shares       Value++     of Net Assets**
                                                       ------       -------     ---------------
TURKEY -- (1.2%)
      Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,208,982 $   23,910,479            0.9%
      Other Securities...............................                 9,634,868            0.4%
                                                                 --------------          ------
TOTAL TURKEY.........................................                33,545,347            1.3%
                                                                 --------------          ------

UNITED KINGDOM -- (15.7%)
      British Land Co. P.L.C.........................  7,167,344     83,735,630            3.3%
      Derwent London P.L.C...........................    688,726     31,683,138            1.2%
      Great Portland Estates P.L.C...................  2,582,483     27,381,627            1.1%
      Hammerson P.L.C................................  5,226,737     50,443,712            2.0%
      Intu Properties P.L.C..........................  6,250,871     30,880,534            1.2%
      Land Securities Group P.L.C....................  5,795,651    104,114,043            4.0%
      Segro P.L.C....................................  5,504,210     32,576,737            1.3%
      Shaftesbury P.L.C..............................  1,925,660     21,530,655            0.8%
      Other Securities...............................                45,007,374            1.7%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               427,353,450           16.6%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             2,541,660,189           98.8%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH AFRICA -- (0.0%)
      Other Securities...............................                    34,267            0.0%
                                                                 --------------          ------

                                                       Shares/
                                                        Face
                                                       Amount       Value+
                                                       -------      ------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................. 15,503,469    179,375,134            7.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,383,949,446)............................              $2,721,069,590          105.8%
                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  553,858,287   --    $  553,858,287
  Belgium.....................           --     41,722,070   --        41,722,070
  Canada...................... $159,056,000             --   --       159,056,000
  China.......................           --      4,571,991   --         4,571,991
  France......................           --    118,408,328   --       118,408,328
  Germany.....................           --     10,820,324   --        10,820,324
  Greece......................           --      1,118,030   --         1,118,030
  Hong Kong...................           --    112,808,213   --       112,808,213
  Israel......................           --      5,677,221   --         5,677,221
  Italy.......................           --      9,202,109   --         9,202,109
  Japan.......................           --    431,921,835   --       431,921,835
  Malaysia....................           --     18,395,261   --        18,395,261
  Mexico......................   35,581,864             --   --        35,581,864
  Netherlands.................           --    253,738,146   --       253,738,146
  New Zealand.................           --     18,601,913   --        18,601,913
  Singapore...................           --    213,503,702   --       213,503,702
  South Africa................           --     79,115,084   --        79,115,084
  Taiwan......................           --     12,661,014   --        12,661,014
  Turkey......................           --     33,545,347   --        33,545,347
  United Kingdom..............           --    427,353,450   --       427,353,450
Rights/Warrants
  South Africa................           --         34,267   --            34,267
Securities Lending Collateral.           --    179,375,134   --       179,375,134
                               ------------ --------------   --    --------------
TOTAL......................... $194,637,864 $2,526,431,726   --    $2,721,069,590
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                       Shares        Value+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  52,315,005 $1,543,292,654
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 186,019,691  1,010,086,920
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,084,675,000)..........................................              2,553,379,574
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.074%
  (Cost $7,403,043).................................................   7,403,043      7,403,043
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,092,078,043)..........................................             $2,560,782,617
                                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,553,379,574   --      --    $2,553,379,574
 Temporary Cash Investments......      7,403,043   --      --         7,403,043
                                  --------------   --      --    --------------
 TOTAL........................... $2,560,782,617   --      --    $2,560,782,617
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (89.3%)
  AUSTRALIA -- (4.8%)
      Primary Health Care, Ltd..... 10,254,873 $   44,821,248            0.4%
      Other Securities.............               608,331,344            4.9%
                                               --------------            ----
  TOTAL AUSTRALIA..................               653,152,592            5.3%
                                               --------------            ----

  AUSTRIA -- (0.8%)
  #   Wienerberger AG..............  2,849,957     52,899,209            0.4%
      Other Securities                             53,951,197            0.5%
                                               --------------            ----
  TOTAL AUSTRIA....................               106,850,406            0.9%
                                               --------------            ----

  BELGIUM -- (0.8%)
      Other Securities.............               113,216,088            0.9%
                                               --------------            ----

  CANADA -- (8.3%)
  *   Celestica, Inc...............  4,266,945     47,339,128            0.4%
      West Fraser Timber Co., Ltd..  1,144,822     51,180,401            0.4%
      Other Securities.............             1,037,743,280            8.4%
                                               --------------            ----
  TOTAL CANADA.....................             1,136,262,809            9.2%
                                               --------------            ----

  CHINA -- (0.1%)
      Other Securities.............                 7,371,120            0.1%
                                               --------------            ----

  DENMARK -- (1.8%)
  *   Vestas Wind Systems A.S......  3,314,030    147,179,632            1.2%
      Other Securities.............               105,956,002            0.8%
                                               --------------            ----
  TOTAL DENMARK....................               253,135,634            2.0%
                                               --------------            ----

  FINLAND -- (2.1%)
      Huhtamaki Oyj................  1,803,288     47,415,958            0.4%
      Other Securities.............               244,722,435            2.0%
                                               --------------            ----
  TOTAL FINLAND....................               292,138,393            2.4%
                                               --------------            ----

  FRANCE -- (3.9%)
  #*  Air France-KLM...............  3,419,028     49,186,239            0.4%
      Other Securities.............               485,571,574            3.9%
                                               --------------            ----
  TOTAL FRANCE.....................               534,757,813            4.3%
                                               --------------            ----

  GERMANY -- (4.9%)
  *   Aareal Bank AG...............  1,133,243     51,511,183            0.4%
      Aurubis AG...................  1,045,010     55,829,083            0.5%
  #   Bilfinger SE.................    536,449     63,958,308            0.5%
  #   Rheinmetall AG...............    647,831     43,158,259            0.4%
  #   TUI AG.......................  3,423,151     56,999,471            0.5%
      Other Securities.............               394,504,669            3.1%
                                               --------------            ----
  TOTAL GERMANY....................               665,960,973            5.4%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                   550,774            0.0%
                                               --------------            ----

  HONG KONG -- (2.0%)
      Other Securities.............               277,530,134            2.2%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                      Shares       Value++     of Net Assets**
                                      ------       -------     ---------------
 IRELAND -- (0.4%)
     Smurfit Kappa Group P.L.C.....   2,066,589 $   46,038,830            0.4%
     Other Securities..............                  6,031,615            0.0%
                                                --------------           -----
 TOTAL IRELAND.....................                 52,070,445            0.4%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities..............                 92,649,143            0.7%
                                                --------------           -----

 ITALY -- (3.8%)
 #*  Banca Popolare di Milano SCRL.  77,876,899     78,757,121            0.6%
 *   Banco Popolare SC.............   8,136,202    168,146,133            1.4%
 *   UnipolSai SpA.................  12,757,315     46,941,304            0.4%
     Other Securities..............                232,401,233            1.9%
                                                --------------           -----
 TOTAL ITALY.......................                526,245,791            4.3%
                                                --------------           -----

 JAPAN -- (19.0%)
     Other Securities..............              2,611,882,082           21.2%
                                                --------------           -----

 LUXEMBOURG -- (0.0%)
     Other Securities..............                    122,353            0.0%
                                                --------------           -----

 NETHERLANDS -- (2.1%)
 #*  APERAM........................   1,753,419     45,621,474            0.4%
     Delta Lloyd NV................   2,392,235     62,958,731            0.5%
     Other Securities..............                175,524,914            1.4%
                                                --------------           -----
 TOTAL NETHERLANDS.................                284,105,119            2.3%
                                                --------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities..............                 45,818,058            0.4%
                                                --------------           -----

 NORWAY -- (0.9%)
     Other Securities..............                127,240,320            1.0%
                                                --------------           -----

 PORTUGAL -- (0.6%)
 #*  Banco Comercial Portugues SA.. 187,787,505     57,067,629            0.5%
     Other Securities..............                 22,816,373            0.1%
                                                --------------           -----
 TOTAL PORTUGAL....................                 79,884,002            0.6%
                                                --------------           -----

 SINGAPORE -- (1.4%)
     Other Securities..............                192,081,968            1.6%
                                                --------------           -----

 SPAIN -- (2.4%)
     Bankinter SA..................   9,498,044     72,721,437            0.6%
 *   Gamesa Corp. Tecnologica SA...   7,418,085     73,734,457            0.6%
 #*  Sacyr SA......................   7,565,697     49,830,722            0.4%
     Other Securities..............                129,615,239            1.0%
                                                --------------           -----
 TOTAL SPAIN.......................                325,901,855            2.6%
                                                --------------           -----

 SWEDEN -- (3.5%)
     BillerudKorsnas AB............   3,506,767     51,248,998            0.4%
     Holmen AB Class B.............   1,385,639     48,972,666            0.4%
 #   Trelleborg AB Class B.........   5,405,103    115,650,402            0.9%
     Other Securities..............                264,275,372            2.2%
                                                --------------           -----
 TOTAL SWEDEN......................                480,147,438            3.9%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value++     of Net Assets**
                                            ------       -------     ---------------
SWITZERLAND -- (3.9%)
    Helvetia Holding AG..................    121,594 $    60,608,318            0.5%
    Swiss Life Holding AG................    180,130      44,379,643            0.4%
    Other Securities.....................                432,661,095            3.5%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                537,649,056            4.4%
                                                     ---------------           -----

UNITED KINGDOM -- (20.8%)
    Amlin P.L.C.......................... 11,024,189      83,350,349            0.7%
    Ashtead Group P.L.C..................  9,060,925     134,248,301            1.1%
    Barratt Developments P.L.C........... 23,304,329     145,749,037            1.2%
    Beazley P.L.C........................ 12,470,827      51,733,665            0.4%
    Bellway P.L.C........................  3,448,205      83,973,177            0.7%
    Bodycote P.L.C.......................  5,021,077      61,957,596            0.5%
    Bovis Homes Group P.L.C..............  3,820,358      51,089,368            0.4%
    Catlin Group, Ltd....................  9,072,341      81,027,071            0.7%
    CSR P.L.C............................  4,886,688      47,481,162            0.4%
*   Dixons Retail P.L.C.................. 74,506,019      56,667,531            0.5%
    DS Smith P.L.C....................... 15,172,280      80,853,845            0.7%
    easyJet P.L.C........................  1,792,771      49,605,324            0.4%
    Greene King P.L.C....................  4,908,532      73,898,809            0.6%
    Hiscox, Ltd..........................  8,547,223     101,972,677            0.8%
    Home Retail Group P.L.C.............. 17,508,245      60,496,425            0.5%
    Inchcape P.L.C.......................  8,776,728      95,343,359            0.8%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      45,187,618            0.4%
    Mondi P.L.C..........................  4,406,737      73,257,173            0.6%
*   Persimmon P.L.C......................  7,739,467     171,754,093            1.4%
    SIG P.L.C............................ 14,208,459      46,048,206            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760     135,325,001            1.1%
*   Thomas Cook Group P.L.C.............. 26,803,185      79,232,848            0.7%
    Travis Perkins P.L.C.................  4,514,252     130,328,001            1.1%
    Other Securities.....................                910,456,432            7.0%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,851,037,068           23.1%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             12,247,761,434           99.2%
                                                     ---------------           -----

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities.....................                     10,799            0.0%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.....................                    194,468            0.0%
                                                     ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

FRANCE -- (0.0%)
    Other Securities.....................                  4,405,989            0.0%
                                                     ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                     56,668            0.0%
                                                     ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities.....................                        442            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
SWEDEN -- (0.0%)
        Other Securities................             $        21,426            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS...................                   4,678,993            0.0%
                                                     ---------------          ------

                                           Shares/
                                            Face
                                           Amount        Value+
                                           -------       ------
                                            (000)
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@    DFA Short Term Investment Fund.. 126,129,433   1,459,317,538           11.8%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,916,859,971)..............               $13,711,768,764          111.0%
                                                     ===============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $      741,079 $   652,411,513   --    $   653,152,592
  Austria.....................             --     106,850,406   --        106,850,406
  Belgium.....................             --     113,216,088   --        113,216,088
  Canada......................  1,135,620,017         642,792   --      1,136,262,809
  China.......................             --       7,371,120   --          7,371,120
  Denmark.....................             --     253,135,634   --        253,135,634
  Finland.....................          2,509     292,135,884   --        292,138,393
  France......................             --     534,757,813   --        534,757,813
  Germany.....................            953     665,960,020   --        665,960,973
  Greece......................             --         550,774   --            550,774
  Hong Kong...................             --     277,530,134   --        277,530,134
  Ireland.....................             --      52,070,445   --         52,070,445
  Israel......................             --      92,649,143   --         92,649,143
  Italy.......................             --     526,245,791   --        526,245,791
  Japan.......................        737,791   2,611,144,291   --      2,611,882,082
  Luxembourg..................             --         122,353   --            122,353
  Netherlands.................             --     284,105,119   --        284,105,119
  New Zealand.................             --      45,818,058   --         45,818,058
  Norway......................             --     127,240,320   --        127,240,320
  Portugal....................             --      79,884,002   --         79,884,002
  Singapore...................             --     192,081,968   --        192,081,968
  Spain.......................        385,079     325,516,776   --        325,901,855
  Sweden......................             --     480,147,438   --        480,147,438
  Switzerland.................             --     537,649,056   --        537,649,056
  United Kingdom..............      1,357,865   2,849,679,203   --      2,851,037,068
Preferred Stocks
  France......................             --          10,799   --             10,799
Rights/Warrants
  Australia...................             --         194,468   --            194,468
  Austria.....................             --              --   --                 --
  France......................             --       4,405,989   --          4,405,989
  Hong Kong...................             --              --   --                 --
  Israel......................             --          56,668   --             56,668
  Singapore...................             --             442   --                442
  Sweden......................             --          21,426   --             21,426
Securities Lending Collateral              --   1,459,317,538   --      1,459,317,538
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,138,845,293 $12,572,923,471   --    $13,711,768,764
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.9%)
    Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,929,487            0.3%
    National Australia Bank, Ltd................ 100,779    3,318,388            0.3%
    Origin Energy, Ltd.......................... 187,380    2,603,063            0.2%
    Other Securities............................           75,419,644            5.8%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           85,270,582            6.6%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            7,419,876            0.6%
                                                         ------------            ----

BELGIUM -- (1.4%)
    Other Securities............................           19,871,642            1.5%
                                                         ------------            ----

BRAZIL -- (0.0%)
    Other Securities............................                2,108            0.0%
                                                         ------------            ----

CANADA -- (8.0%)
    Other Securities............................          116,086,834            9.0%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              143,635            0.0%
                                                         ------------            ----

DENMARK -- (1.5%)
    Other Securities............................           21,021,087            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
#   Fortum Oyj.................................. 101,620    2,295,807            0.2%
#*  Nokia Oyj................................... 438,160    3,280,754            0.3%
    UPM-Kymmene Oyj............................. 170,168    2,980,288            0.2%
    Other Securities............................           19,056,773            1.4%
                                                         ------------            ----
TOTAL FINLAND...................................           27,613,622            2.1%
                                                         ------------            ----

FRANCE -- (6.6%)
*   Alcatel-Lucent.............................. 763,771    3,028,903            0.2%
    BNP Paribas SA..............................  41,203    3,096,177            0.3%
    Cie de St-Gobain............................  42,228    2,587,117            0.2%
*   Credit Agricole SA.......................... 153,510    2,422,149            0.2%
    Lafarge SA..................................  30,333    2,775,434            0.2%
    Orange SA................................... 153,868    2,492,857            0.2%
    Renault SA..................................  30,047    2,937,691            0.2%
    Sanofi......................................  23,775    2,565,794            0.2%
    Societe Generale SA.........................  51,102    3,182,488            0.3%
    Total SA....................................  63,258    4,525,740            0.4%
    Other Securities............................           66,076,408            5.0%
                                                         ------------            ----
TOTAL FRANCE....................................           95,690,758            7.4%
                                                         ------------            ----

GERMANY -- (5.7%)
#   Allianz SE..................................  20,504    3,568,308            0.3%
    Bayerische Motoren Werke AG.................  19,013    2,390,028            0.2%
*   Commerzbank AG.............................. 141,238    2,518,434            0.2%
    Daimler AG..................................  38,229    3,559,086            0.3%
    RWE AG......................................  85,573    3,265,558            0.3%
    Other Securities............................           66,343,426            5.0%
                                                         ------------            ----
TOTAL GERMANY...................................           81,644,840            6.3%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------

GREECE -- (0.0%)
    Other Securities......................           $          1            0.0%
                                                     ------------           -----

HONG KONG -- (2.5%)
    Other Securities......................             35,449,540            2.7%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................              7,289,034            0.6%
                                                     ------------           -----

ISRAEL -- (0.6%)
    Other Securities......................              8,578,989            0.7%
                                                     ------------           -----

ITALY -- (2.6%)
#*  Banco Popolare SC.....................   143,248    2,960,423            0.2%
    Unione di Banche Italiane SCPA........   339,391    3,239,654            0.3%
    Other Securities......................             31,154,981            2.4%
                                                     ------------           -----
TOTAL ITALY...............................             37,355,058            2.9%
                                                     ------------           -----

JAPAN -- (17.4%)
    Mitsubishi UFJ Financial Group, Inc...   543,100    2,889,017            0.2%
    Mizuho Financial Group, Inc........... 1,155,460    2,263,092            0.2%
    Sumitomo Mitsui Financial Group, Inc..    63,441    2,507,842            0.2%
    Other Securities......................            243,475,607           18.8%
                                                     ------------           -----
TOTAL JAPAN...............................            251,135,558           19.4%
                                                     ------------           -----

NETHERLANDS -- (2.4%)
    Aegon NV..............................   258,749    2,371,799            0.2%
    Other Securities......................             32,016,800            2.5%
                                                     ------------           -----
TOTAL NETHERLANDS.........................             34,388,599            2.7%
                                                     ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................              5,800,408            0.4%
                                                     ------------           -----

NORWAY -- (1.0%)
    Other Securities......................             14,244,438            1.1%
                                                     ------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................              6,389,074            0.5%
                                                     ------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................             19,388,752            1.5%
                                                     ------------           -----

SPAIN -- (2.4%)
    Banco de Sabadell SA..................   737,273    2,508,410            0.2%
    Banco Popular Espanol SA..............   355,602    2,620,401            0.2%
    Banco Santander SA....................   494,085    4,914,003            0.4%
    Other Securities......................             25,077,148            1.9%
                                                     ------------           -----
TOTAL SPAIN...............................             35,119,962            2.7%
                                                     ------------           -----

SWEDEN -- (2.9%)
    Other Securities......................             42,060,472            3.2%
                                                     ------------           -----

SWITZERLAND -- (6.0%)
    Aryzta AG.............................    25,690    2,374,667            0.2%
    Credit Suisse Group AG................   127,686    4,047,982            0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------

SWITZERLAND -- (Continued)
    Holcim, Ltd.............................    28,208 $    2,587,136            0.2%
    Julius Baer Group, Ltd..................    64,356      3,014,461            0.2%
    Nestle SA...............................    64,442      4,980,353            0.4%
    Novartis AG.............................    53,863      4,682,445            0.4%
    Swiss Re AG.............................    55,384      4,842,837            0.4%
    Zurich Insurance Group AG...............    15,572      4,465,406            0.4%
    Other Securities........................               56,405,005            4.2%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               87,400,292            6.7%
                                                       --------------           -----

UNITED KINGDOM -- (17.1%)
    Anglo American P.L.C....................   214,596      5,736,816            0.4%
    Aviva P.L.C.............................   255,520      2,277,140            0.2%
    Barratt Developments P.L.C..............   440,009      2,751,887            0.2%
    BP P.L.C................................   304,568      2,571,502            0.2%
    BP P.L.C. Sponsored ADR.................   118,597      6,003,380            0.5%
    HSBC Holdings P.L.C. Sponsored ADR......   175,852      9,024,725            0.7%
*   Lloyds Banking Group P.L.C.............. 2,002,798      2,553,993            0.2%
    Old Mutual P.L.C........................   684,794      2,314,662            0.2%
    Resolution, Ltd.........................   461,924      2,330,334            0.2%
    Royal Dutch Shell P.L.C. ADR(780259107).    83,543      7,071,915            0.6%
    Royal Dutch Shell P.L.C. ADR(780259206).    80,746      6,357,940            0.5%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,805,231            0.3%
    Other Securities........................              194,442,210           14.9%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              247,241,735           19.1%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  442,310            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,287,049,206           99.3%
                                                       --------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities........................                  223,512            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                   17,710            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                  241,222            0.0%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                    7,208            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                  176,352            0.1%
                                                       --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                    5,333            0.0%
                                                       --------------           -----

ISRAEL -- (0.0%)
    Other Securities........................                    1,030            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
PORTUGAL -- (0.0%)
        Other Securities................            $       17,815            0.0%
                                                    --------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                     7,113            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   109,998            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                     8,621            0.0%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                    65,564            0.0%
                                                    --------------          ------

TOTAL RIGHTS/WARRANTS...................                   399,034            0.1%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------             -
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@    DFA Short Term Investment Fund.. 13,700,803    158,518,289           12.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,166,313,446)...............              $1,446,207,751          111.6%
                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,165,621 $   84,104,961   --    $   85,270,582
  Austria.....................       43,407      7,376,469   --         7,419,876
  Belgium.....................      963,430     18,908,212   --        19,871,642
  Brazil......................        2,108             --   --             2,108
  Canada......................  116,078,253          8,581   --       116,086,834
  China.......................           --        143,635   --           143,635
  Denmark.....................           --     21,021,087   --        21,021,087
  Finland.....................       22,326     27,591,296   --        27,613,622
  France......................    2,203,144     93,487,614   --        95,690,758
  Germany.....................    3,912,672     77,732,168   --        81,644,840
  Greece......................           --              1   --                 1
  Hong Kong...................      151,268     35,298,272   --        35,449,540
  Ireland.....................    1,934,504      5,354,530   --         7,289,034
  Israel......................    1,417,135      7,161,854   --         8,578,989
  Italy.......................    1,090,925     36,264,133   --        37,355,058
  Japan.......................    4,568,327    246,567,231   --       251,135,558
  Netherlands.................    5,486,144     28,902,455   --        34,388,599
  New Zealand.................        3,451      5,796,957   --         5,800,408
  Norway......................      708,863     13,535,575   --        14,244,438
  Portugal....................           --      6,389,074   --         6,389,074
  Singapore...................           --     19,388,752   --        19,388,752
  Spain.......................    1,381,192     33,738,770   --        35,119,962
  Sweden......................      130,505     41,929,967   --        42,060,472
  Switzerland.................    5,732,891     81,667,401   --        87,400,292
  United Kingdom..............   43,379,209    203,862,526   --       247,241,735
  United States...............      261,294        181,016   --           442,310
Preferred Stocks
  Germany.....................           --        223,512   --           223,512
  United Kingdom..............           --         17,710   --            17,710
Rights/Warrants
  Australia...................           --          7,208   --             7,208
  Austria.....................           --             --   --                --
  France......................           --        176,352   --           176,352
  Hong Kong...................           --          5,333   --             5,333
  Israel......................           --          1,030   --             1,030
  Portugal....................           --         17,815   --            17,815
  Singapore...................           --          7,113   --             7,113
  Spain.......................           --        109,998   --           109,998
  Sweden......................           --          8,621   --             8,621
  United Kingdom..............           --         65,564   --            65,564
Securities Lending Collateral.           --    158,518,289   --       158,518,289
                               ------------ --------------   --    --------------
TOTAL......................... $190,636,669 $1,255,571,082   --    $1,446,207,751
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 83,290,755
Investment in Dimensional Emerging Markets Value Fund........           25,156,979
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 492,190   10,582,093
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $102,766,559).....................................          119,029,827
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $102,766,559).....................................         $119,029,827
                                                                      ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $119,029,827   --      --    $119,029,827
                                    ------------   --      --    ------------
   TOTAL........................... $119,029,827   --      --    $119,029,827
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                               Shares      Value+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 4,156,347 $ 89,361,459
Investment in Dimensional Emerging Markets Value Fund........             33,114,738
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,051,685   12,977,794
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................              8,628,037
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $127,171,473).....................................            144,082,028
                                                                        ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $127,171,473).....................................           $144,082,028
                                                                        ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $144,082,028   --      --    $144,082,028
                                    ------------   --      --    ------------
   TOTAL........................... $144,082,028   --      --    $144,082,028
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                            Shares      Value+
                                                          ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 12,532,551 $165,053,695
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  2,486,894   49,041,546
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $194,730,846).................................             214,095,241
                                                                     ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $194,730,846).................................            $214,095,241
                                                                     ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $214,095,241   --      --    $214,095,241
                                    ------------   --      --    ------------
   TOTAL........................... $214,095,241   --      --    $214,095,241
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,911,282 $ 48,239,940
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,170,732   41,758,540
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   878,674   17,327,446
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $89,796,778)..................................            107,325,926
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $89,796,778)..................................           $107,325,926
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3     Total
                                   ------------ -------  ------- ------------
  Affiliated Investment Companies. $107,325,926      --    --    $107,325,926
  Futures Contracts**.............       11,733      --    --          11,733
  Forward Currency Contracts**....           -- $(4,611)   --          (4,611)
                                   ------------ -------    --    ------------
  TOTAL........................... $107,337,659 $(4,611)   --    $107,333,048
                                   ============ =======    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $3,865,541,570
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $2,811,506,415)........................................ $3,865,541,570
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Small Cap Series of The
    DFA Investment Trust Company.............................. $4,318,081,018
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $3,854,021,374)........................................ $4,318,081,018
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                   Value+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in Dimensional Emerging Markets Value Fund....... $18,795,867,195
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $18,820,240,077)....................................... $18,795,867,195
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (87.6%)
BRAZIL -- (6.7%)
    AMBEV SA ADR........................................   6,417,027 $   46,523,446            0.3%
    BM&FBovespa SA......................................   9,686,489     49,523,926            0.4%
    Petroleo Brasileiro SA ADR..........................   3,836,209     53,246,581            0.4%
#   Vale SA Sponsored ADR(91912E105)....................   3,456,710     45,697,706            0.3%
    Other Securities....................................                834,387,140            5.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,029,378,799            7.2%
                                                                     --------------           -----
CHILE -- (1.4%)
    Other Securities....................................                215,878,185            1.5%
                                                                     --------------           -----
CHINA -- (13.2%)
    Bank of China, Ltd. Class H......................... 157,471,702     69,585,230            0.5%
    China Construction Bank Corp. Class H............... 158,865,302    109,994,041            0.8%
    China Mobile, Ltd...................................   3,987,000     37,950,155            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,837,282     87,142,285            0.6%
    CNOOC, Ltd..........................................  21,558,000     35,465,333            0.3%
#   CNOOC, Ltd. ADR.....................................     213,780     35,314,318            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 158,902,725     94,741,662            0.7%
    Tencent Holdings, Ltd...............................   1,224,700     77,138,952            0.6%
    Other Securities....................................              1,494,120,830           10.2%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,041,452,806           14.3%
                                                                     --------------           -----
COLOMBIA -- (0.5%)
    Other Securities....................................                 76,048,438            0.5%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 40,891,082            0.3%
                                                                     --------------           -----
EGYPT -- (0.1%)
    Other Securities....................................                  9,188,254            0.1%
                                                                     --------------           -----
GREECE -- (0.5%)
    Other Securities....................................                 80,128,027            0.6%
                                                                     --------------           -----
HUNGARY -- (0.2%)
    Other Securities....................................                 38,110,855            0.3%
                                                                     --------------           -----
INDIA -- (7.2%)
    HDFC Bank, Ltd......................................   2,994,559     36,021,014            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     875,587     47,027,778            0.3%
    Reliance Industries, Ltd............................   3,980,031     61,885,899            0.5%
    Other Securities....................................                968,812,215            6.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,113,746,906            7.8%
                                                                     --------------           -----
INDONESIA -- (2.9%)
    Astra International Tbk PT..........................  60,036,200     38,680,848            0.3%
    Other Securities....................................                408,123,547            2.8%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                446,804,395            3.1%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                    197,002            0.0%
                                                                     --------------           -----
MALAYSIA -- (4.3%)
#   CIMB Group Holdings Bhd.............................  16,181,395     37,275,314            0.3%
    Malayan Banking Bhd.................................  14,680,988     44,564,178            0.3%
    Other Securities....................................                585,447,642            4.1%
                                                                     --------------           -----
TOTAL MALAYSIA..........................................                667,287,134            4.7%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
MEXICO -- (5.0%)
    America Movil S.A.B. de C.V. Series L ADR...........  2,771,184 $   55,645,374            0.4%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  6,545,913     82,740,339            0.6%
#   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    599,632     54,428,597            0.4%
#   Grupo Financiero Banorte S.A.B. de C.V..............  8,827,008     58,625,192            0.4%
#   Grupo Mexico S.A.B. de C.V. Series B................ 12,753,153     38,407,386            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,810,392     59,398,962            0.4%
    Other Securities....................................               421,286,430            2.9%
                                                                    --------------           -----
TOTAL MEXICO............................................               770,532,280            5.4%
                                                                    --------------           -----
PERU -- (0.1%)
    Other Securities....................................                21,006,749            0.1%
                                                                    --------------           -----
PHILIPPINES -- (1.4%)
    Other Securities....................................               208,990,003            1.5%
                                                                    --------------           -----
POLAND -- (2.1%)
    Powszechna Kasa Oszczednosci Bank Polski SA.........  3,042,817     41,757,735            0.3%
    Other Securities....................................               276,377,295            1.9%
                                                                    --------------           -----
TOTAL POLAND............................................               318,135,030            2.2%
                                                                    --------------           -----
RUSSIA -- (2.4%)
    Gazprom OAO Sponsored ADR........................... 12,507,217     90,388,857            0.6%
    Lukoil OAO Sponsored ADR............................  1,314,573     69,592,735            0.5%
    Sberbank of Russia Sponsored ADR....................  4,255,587     35,849,359            0.3%
    Other Securities....................................               176,863,111            1.2%
                                                                    --------------           -----
TOTAL RUSSIA............................................               372,694,062            2.6%
                                                                    --------------           -----
SOUTH AFRICA -- (7.4%)
#   Bidvest Group, Ltd..................................  1,371,437     37,656,689            0.3%
    FirstRand, Ltd...................................... 10,566,034     38,876,557            0.3%
    MTN Group, Ltd......................................  4,151,165     83,279,867            0.6%
    Naspers, Ltd. Class N...............................    654,201     61,821,507            0.4%
    Sanlam, Ltd.........................................  8,139,212     43,602,905            0.3%
    Sasol, Ltd..........................................    919,023     51,506,006            0.4%
    Sasol, Ltd. Sponsored ADR...........................    947,919     52,524,192            0.4%
    Standard Bank Group, Ltd............................  4,181,964     54,946,605            0.4%
    Steinhoff International Holdings, Ltd...............  8,312,234     43,193,202            0.3%
    Other Securities....................................               675,819,987            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,143,227,517            8.0%
                                                                    --------------           -----
SOUTH KOREA -- (13.8%)
    Hana Financial Group, Inc...........................  1,140,149     40,231,352            0.3%
    Hyundai Mobis.......................................    153,167     43,757,279            0.3%
#   Hyundai Motor Co....................................    364,834     81,345,741            0.6%
    Kia Motors Corp.....................................    649,372     36,028,576            0.3%
#   POSCO ADR...........................................    511,345     37,634,992            0.3%
#   Samsung Electronics Co., Ltd........................    266,899    348,025,666            2.5%
    Other Securities....................................             1,550,304,091           10.7%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,137,327,697           15.0%
                                                                    --------------           -----
TAIWAN -- (13.4%)
    Hon Hai Precision Industry Co., Ltd................. 31,724,623     91,111,876            0.7%
    Taiwan Semiconductor Manufacturing Co., Ltd......... 40,714,652    159,982,333            1.1%
    Other Securities....................................             1,817,777,237           12.7%
                                                                    --------------           -----
TOTAL TAIWAN............................................             2,068,871,446           14.5%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                           Shares       Value++     of Net Assets**
                                           ------       -------     ---------------
THAILAND -- (2.8%)
    Other Securities.....................           $   425,257,152            3.0%
                                                    ---------------           -----
TURKEY -- (2.0%)
    Other Securities.....................               310,315,543            2.2%
                                                    ---------------           -----
TOTAL COMMON STOCKS......................            13,535,469,362           94.9%
                                                    ---------------           -----
PREFERRED STOCKS -- (3.6%)
BRAZIL -- (3.5%)
#   Banco Bradesco SA ADR................ 5,097,969      75,806,794            0.5%
    Itau Unibanco Holding SA............. 2,951,785      48,716,532            0.4%
    Itau Unibanco Holding SA ADR......... 5,554,966      90,879,242            0.7%
#   Petroleo Brasileiro SA Sponsored ADR. 5,128,535      75,902,318            0.5%
    Vale SA Sponsored ADR................ 4,036,193      47,909,611            0.4%
    Other Securities.....................               196,079,468            1.3%
                                                    ---------------           -----
TOTAL BRAZIL.............................               535,293,965            3.8%
                                                    ---------------           -----
CHILE -- (0.0%)
    Other Securities.....................                 1,666,912            0.0%
                                                    ---------------           -----
COLOMBIA -- (0.1%)
    Other Securities.....................                11,297,396            0.1%
                                                    ---------------           -----
INDIA -- (0.0%)
    Other Securities.....................                   376,100            0.0%
                                                    ---------------           -----
TOTAL PREFERRED STOCKS...................               548,634,373            3.9%
                                                    ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.....................                     3,614            0.0%
                                                    ---------------           -----
CHILE -- (0.0%)
    Other Securities.....................                        --            0.0%
                                                    ---------------           -----
HONG KONG -- (0.0%)
    Other Securities.....................                     2,620            0.0%
                                                    ---------------           -----
INDIA -- (0.0%)
    Other Securities.....................                     1,400            0.0%
                                                    ---------------           -----
MALAYSIA -- (0.0%)
    Other Securities.....................                    32,807            0.0%
                                                    ---------------           -----
PHILIPPINES -- (0.0%)
    Other Securities.....................                     8,573            0.0%
                                                    ---------------           -----
SOUTH AFRICA -- (0.0%)
    Other Securities.....................                    22,898            0.0%
                                                    ---------------           -----
SOUTH KOREA -- (0.0%)
    Other Securities.....................                   658,482            0.0%
                                                    ---------------           -----
TAIWAN -- (0.0%)
    Other Securities.....................                     1,067            0.0%
                                                    ---------------           -----
THAILAND -- (0.0%)
    Other Securities.....................                   683,885            0.0%
                                                    ---------------           -----
TURKEY -- (0.0%)
    Other Securities.....................                   644,458            0.0%
                                                    ---------------           -----
TOTAL RIGHTS/WARRANTS....................                 2,059,804            0.0%
                                                    ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                          Shares/
                                           Face                       Percentage
                                          Amount        Value+      of Net Assets**
                                          -------       ------      ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@   DFA Short Term Investment Fund.. 117,489,125 $ 1,359,349,182            9.5%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,362,067,155).............               $15,445,512,721          108.3%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,029,378,799              --   --    $ 1,029,378,799
  Chile.......................    215,878,185              --   --        215,878,185
  China.......................    218,118,001 $ 1,823,334,805   --      2,041,452,806
  Colombia....................     76,048,438              --   --         76,048,438
  Czech Republic..............             --      40,891,082   --         40,891,082
  Egypt.......................             --       9,188,254   --          9,188,254
  Greece......................      3,127,948      77,000,079   --         80,128,027
  Hungary.....................        259,235      37,851,620   --         38,110,855
  India.......................     96,383,021   1,017,363,885   --      1,113,746,906
  Indonesia...................     14,873,084     431,931,311   --        446,804,395
  Israel......................             --         197,002   --            197,002
  Malaysia....................             --     667,287,134   --        667,287,134
  Mexico......................    770,410,285         121,995   --        770,532,280
  Peru........................     21,006,749              --   --         21,006,749
  Philippines.................      4,292,475     204,697,528   --        208,990,003
  Poland......................             --     318,135,030   --        318,135,030
  Russia......................     18,245,778     354,448,284   --        372,694,062
  South Africa................    103,835,775   1,039,391,742   --      1,143,227,517
  South Korea.................     97,629,876   2,039,697,821   --      2,137,327,697
  Taiwan......................     46,309,507   2,022,561,939   --      2,068,871,446
  Thailand....................    424,964,654         292,498   --        425,257,152
  Turkey......................      4,256,063     306,059,480   --        310,315,543
Preferred Stocks
  Brazil......................    535,293,965              --   --        535,293,965
  Chile.......................      1,666,912              --   --          1,666,912
  Colombia....................     11,297,396              --   --         11,297,396
  India.......................        376,100              --   --            376,100
Rights/Warrants
  Brazil......................             --           3,614   --              3,614
  Chile.......................             --              --   --                 --
  Hong Kong...................             --           2,620   --              2,620
  India.......................             --           1,400   --              1,400
  Malaysia....................             --          32,807   --             32,807
  Philippines.................             --           8,573   --              8,573
  South Africa................             --          22,898   --             22,898
  South Korea.................         14,213         644,269   --            658,482
  Taiwan......................          1,067              --   --              1,067
  Thailand....................             --         683,885   --            683,885
  Turkey......................             --         644,458   --            644,458
Securities Lending Collateral.             --   1,359,349,182   --      1,359,349,182
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,693,667,526 $11,751,845,195   --    $15,445,512,721
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap
                                                                        Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                       Portfolio     Portfolio    Value Portfolio Value Portfolio
-                                                                    ------------- -------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   13,614,026             --
Investments at Value (including $0, $24,192, $0 and $846,388 of
 securities on loan, respectively).................................. $    195,364   $    197,133              --   $  4,946,183
Temporary Cash Investments at Value & Cost..........................           --            664              --         15,511
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --         24,577              --        866,271
Cash................................................................        2,452             --              --          5,694
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --             --              --         12,756
  Dividends, Interest and Tax Reclaims..............................        1,046            167              --          1,702
  Securities Lending Income.........................................           --              6              --            308
  Fund Shares Sold..................................................           34            109          10,312          6,830
  Futures Margin Variation..........................................          616             --              --             --
Unrealized Gain on Forward Currency Contracts.......................           15             --              --             --
Deferred Offering Costs.............................................           --              7              --             --
Prepaid Expenses and Other Assets...................................           15             18              97             53
                                                                     ------------   ------------  --------------   ------------
    Total Assets....................................................      199,542        222,681      13,624,435      5,855,308
                                                                     ------------   ------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --         24,577              --        866,271
  Investment Securities/Affiliated Investment Company
   Purchased........................................................           --            445              --         14,408
  Fund Shares Redeemed..............................................          114            157           4,455          4,364
  Due to Advisor....................................................           32             14           1,662          1,423
Unrealized Loss on Forward Currency Contracts.......................          267             --              --             --
Accrued Expenses and Other Liabilities..............................           19              9             371            237
                                                                     ------------   ------------  --------------   ------------
    Total Liabilities...............................................          432         25,202           6,488        886,703
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    199,110   $    197,479  $   13,617,947   $  4,968,605
                                                                     ============   ============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $12,061 and shares outstanding of 0; 0; 0 and 527,767,
 respectively.......................................................          N/A            N/A             N/A   $      22.85
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $77,227 and shares outstanding of 0; 0; 0 and 3,389,444,
 respectively.......................................................          N/A            N/A             N/A   $      22.78
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Institutional Class Shares -- based on net assets of $199,110;
 $197,479; $13,617,947 and $4,879,317 and shares
 outstanding of 15,750,989; 16,582,695; 422,542,710 and
 213,729,854, respectively.......................................... $      12.64   $      11.91  $        32.23   $      22.83
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000    700,000,000
                                                                     ============   ============  ==============   ============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $    8,645,898   $         --
                                                                     ------------   ------------  --------------   ------------
Investments at Cost................................................. $    189,961   $    174,936  $           --   $  3,428,385
                                                                     ============   ============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    180,459   $    174,689  $    8,844,213   $  3,324,423
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          212            440          28,282          5,539
Accumulated Net Realized Gain (Loss)................................        4,069            153        (222,676)       120,845
Net Unrealized Foreign Exchange Gain (Loss).........................         (243)            --              --             --
Net Unrealized Appreciation (Depreciation)..........................       14,613         22,197       4,968,128      1,517,798
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    199,110   $    197,479  $   13,617,947   $  4,968,605
                                                                     ============   ============  ==============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                        U.S. Core       U.S. Core     U.S. Vector
                                                      U.S. Small Cap    Equity 1        Equity 2        Equity
                                                      Value Portfolio   Portfolio       Portfolio      Portfolio
                                                      --------------- -------------- --------------  --------------
ASSETS:
Investments at Value (including $1,893,187,
 $777,662, $1,049,551 and $414,138 of securities
 on loan, respectively).............................. $   10,734,915  $    9,054,350 $   11,441,544  $    3,186,833
Temporary Cash Investments at Value & Cost...........        131,695          30,400         60,383           4,430
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      1,927,797         793,203      1,072,385         423,491
Segregated Cash for Futures Contracts................          3,570              --             --              --
Cash.................................................          4,059           1,193          1,818           1,229
Receivables:
  Investment Securities Sold.........................            516           9,728         12,887           7,999
  Dividends, Interest and Tax Reclaims...............          4,664           6,072          7,370           1,705
  Securities Lending Income..........................            481             351            523             198
  Fund Shares Sold...................................        111,751          15,245         27,483           4,108
  Futures Margin Variation...........................            511              --             --              --
Prepaid Expenses and Other Assets....................             74              81             98              42
                                                      --------------  -------------- --------------  --------------
     Total Assets....................................     12,920,033       9,910,623     12,624,491       3,630,035
                                                      --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      1,927,797         793,203      1,072,385         423,491
  Investment Securities Purchased....................         71,391          23,568         53,470           2,753
  Fund Shares Redeemed...............................          3,029           4,110          2,535           1,469
  Due to Advisor.....................................          4,443           1,250          1,862             787
Accrued Expenses and Other Liabilities...............            517             319            455             142
                                                      --------------  -------------- --------------  --------------
     Total Liabilities...............................      2,007,177         822,450      1,130,707         428,642
                                                      --------------  -------------- --------------  --------------
NET ASSETS........................................... $   10,912,856  $    9,088,173 $   11,493,784  $    3,201,393
                                                      ==============  ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,912,856; $9,088,173; $11,493,784 and
 $3,201,393 and shares outstanding of
 310,433,216; 541,215,281; 693,802,835 and
 194,732,517, respectively........................... $        35.15  $        16.79 $        16.57  $        16.44
                                                      ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,700,000,000   1,500,000,000  2,300,000,000   1,000,000,000
                                                      ==============  ============== ==============  ==============
Investments at Cost.................................. $    7,428,246  $    6,217,021 $    7,542,364  $    2,092,796
                                                      ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    7,400,488  $    6,209,345 $    7,581,677  $    2,074,195
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          1,117          18,227         22,493           5,288
Accumulated Net Realized Gain (Loss).................        208,705          23,272         (9,566)         27,873
Net Unrealized Appreciation (Depreciation)...........      3,302,546       2,837,329      3,899,180       1,094,037
                                                      --------------  -------------- --------------  --------------
NET ASSETS........................................... $   10,912,856  $    9,088,173 $   11,493,784  $    3,201,393
                                                      ==============  ============== ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio      Portfolio     Portfolio     Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,063,289, $917,738,
 $544,266 and $419,668 of securities on loan,
 respectively).............................................. $    8,361,307 $    4,771,493 $  5,524,070  $  3,020,209
Temporary Cash Investments at Value & Cost..................             --         13,685       29,681            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,111,621        934,717      557,065       442,265
Foreign Currencies at Value.................................             --             --           --         6,386
Cash........................................................          6,764          7,969           --        16,317
Receivables:
  Investment Securities Sold                                         12,095         18,154           --            --
  Dividends, Interest and Tax Reclaims......................          2,680          1,580        4,325        13,944
  Securities Lending Income.................................            872            471          131           613
  Fund Shares Sold..........................................         20,435          2,677        6,402         2,982
Unrealized Gain on Foreign Currency Contracts...............             --             --           --            24
Prepaid Expenses and Other Assets...........................             61             55           51            25
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     10,515,835      5,750,801    6,121,725     3,502,765
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,111,621        934,717      557,065       442,265
  Investment Securities Purchased...........................             46          8,020       16,366        11,659
  Fund Shares Redeemed......................................          3,090          2,224        2,342           873
  Due to Advisor............................................          2,429          2,002          722           614
  Line of Credit............................................          6,922             --           --            --
Accrued Expenses and Other Liabilities......................            315            253          260           164
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,124,423        947,216      576,755       455,575
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    8,391,412 $    4,803,585 $  5,544,970  $  3,047,190
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $8,391,412; $4,803,585; $5,544,970 and $3,047,190
 and shares outstanding of 276,835,874; 245,906,230;
 187,942,308 and 132,523,183, respectively.................. $        30.31 $        19.53 $      29.50  $      22.99
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    6,045,505 $    3,126,312 $  3,861,761  $  2,296,937
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      6,365
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,894,973 $    2,993,424 $  4,100,308  $  2,532,998
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          9,420          4,138       32,871        24,934
Accumulated Net Realized Gain (Loss)........................        171,217        160,842     (250,518)     (234,122)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --            87
Net Unrealized Appreciation (Depreciation)..................      2,315,802      1,645,181    1,662,309       723,293
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    8,391,412 $    4,803,585 $  5,544,970  $  3,047,190
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                             International                 Asia Pacific
                                                              International      Small      Japanese Small    Small
                                                               Core Equity      Company        Company       Company
                                                               Portfolio*      Portfolio      Portfolio     Portfolio
                                                             --------------  -------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    9,216,527  $    380,419  $    397,070
Investments at Value (including $1,541,869, $0, $0 and
 $0 of securities on loan, respectively).................... $   11,378,591              --            --            --
Temporary Cash..............................................             --           6,065            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,599,130              --            --            --
Foreign Currencies at Value.................................          8,329              --            --            --
Cash........................................................         19,837              --            --            --
Receivables:
  Investment Securities Sold................................         22,558              --            --            --
  Dividends, Interest and Tax Reclaims......................         48,337              --            --            --
  Securities Lending Income.................................          2,536              --            --            --
  Fund Shares Sold..........................................         21,089           4,171             9            34
Unrealized Gain on Foreign Currency Contracts...............             24              --            --            --
Prepaid Expenses and Other Assets...........................             84              54            14            14
                                                             --------------  --------------  ------------  ------------
     Total Assets...........................................     13,100,515       9,226,817       380,442       397,118
                                                             --------------  --------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,599,130              --            --            --
  Investment Securities Purchased...........................         32,285              --            --            --
  Fund Shares Redeemed......................................          3,175           2,655           358             2
  Due to Advisor............................................          3,215           3,023           123           129
Unrealized Loss on Foreign Currency Contracts...............             10              --            --            --
Accrued Expenses and Other Liabilities......................            525             309            17            14
                                                             --------------  --------------  ------------  ------------
     Total Liabilities......................................      1,638,340           5,987           498           145
                                                             --------------  --------------  ------------  ------------
NET ASSETS.................................................. $   11,462,175  $    9,220,830  $    379,944  $    396,973
                                                             ==============  ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,462,175; $9,220,830; $379,944 and $396,973 and
 shares outstanding of 870,277,070; 460,392,549;
 20,772,450 and 16,688,077, respectively.................... $        13.17  $        20.03  $      18.29  $      23.79
                                                             ==============  ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000   100,000,000   100,000,000
                                                             ==============  ==============  ============  ============
Investments in Affiliated Investment Companies at Cost...... $           --  $    7,184,901  $    372,913  $    370,732
                                                             ==============  ==============  ============  ============
Investments at Cost......................................... $    9,344,533  $           --  $         --  $         --
                                                             ==============  ==============  ============  ============
Foreign Currencies at Cost.................................. $        8,311  $           --  $         --  $         --
                                                             ==============  ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    9,587,606  $    7,015,977  $    439,857  $    398,913
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         90,015          13,847        (2,183)       (1,261)
Accumulated Net Realized Gain (Loss)........................       (249,682)        159,259       (65,205)      (27,019)
Net Unrealized Foreign Exchange Gain (Loss).................            160             121           (31)            2
Net Unrealized Appreciation (Depreciation)..................      2,034,076       2,031,626         7,506        26,338
                                                             --------------  --------------  ------------  ------------
NET ASSETS.................................................. $   11,462,175  $    9,220,830  $    379,944  $    396,973
                                                             ==============  ==============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                        DFA
                                                                          United      Continental  International  DFA Global
                                                                       Kingdom Small     Small      Real Estate   Real Estate
                                                                          Company       Company     Securities    Securities
                                                                         Portfolio     Portfolio    Portfolio*     Portfolio
                                                                       ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............... $     39,058  $    194,298            --  $  2,553,380
Investments at Value (including $0, $0, $171,423 and $0 of securities
 on loan, respectively)...............................................           --            --  $  2,541,694            --
Temporary Cash Investments at Value & Cost............................           --            --            --         7,403
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost.................................................................           --            --       179,375            --
Foreign Currencies at Value...........................................           --            --         3,794            --
Cash..................................................................           --            --        22,829            --
Receivables:
  Dividends, Interest and Tax Reclaims................................           --            --        10,682             1
  Securities Lending Income...........................................           --            --           301            --
  Fund Shares Sold....................................................          103             1         2,872         2,433
Unrealized Gain on Foreign Currency Contracts.........................           --            --            21            --
Prepaid Expenses and Other Assets.....................................           10            11            29            61
                                                                       ------------  ------------  ------------  ------------
     Total Assets.....................................................       39,171       194,310     2,761,597     2,563,278
                                                                       ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned....................................           --            --       179,375            --
  Investment Securities/Affiliated Investment Company Purchased.......           --            --         8,019         3,700
  Fund Shares Redeemed................................................           --            --           954         1,623
  Due to Advisor......................................................           12            63           716            94
Unrealized Loss on Foreign Currency Contracts.........................           --            --             1            --
Accrued Expenses and Other Liabilities................................            5            12           142            44
                                                                       ------------  ------------  ------------  ------------
     Total Liabilities................................................           17            75       189,207         5,461
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     39,154  $    194,235  $  2,572,390  $  2,557,817
                                                                       ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $39,154;
 $194,235; $2,572,390 and $2,557,817 and shares outstanding of
 994,067; 8,378,036; 473,527,873 and 259,118,853, respectively........ $      39.39  $      23.18  $       5.43  $       9.87
                                                                       ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                                       ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost................ $     23,031  $    135,663  $         --  $  2,084,675
                                                                       ============  ============  ============  ============
Investments at Cost................................................... $         --  $         --  $  2,204,574  $         --
                                                                       ============  ============  ============  ============
Foreign Currencies at Cost............................................ $         --  $         --  $      3,783  $         --
                                                                       ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $     21,978  $    157,541  $  2,684,147  $  2,120,338
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...................................................           75         1,257      (212,733)        5,607
Accumulated Net Realized Gain (Loss)..................................        1,069       (23,331)     (236,204)      (36,833)
Net Unrealized Foreign Exchange Gain (Loss)...........................            5           133            49            --
Net Unrealized Appreciation (Depreciation)............................       16,027        58,635       337,131       468,705
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     39,154  $    194,235  $  2,572,390  $  2,557,817
                                                                       ============  ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                DFA
                                                           International   International                 World ex U.S.
                                                             Small Cap     Vector Equity  World ex U.S.  Targeted Value
                                                          Value Portfolio*  Portfolio*   Value Portfolio   Portfolio
                                                          ---------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................              --            --   $    119,030    $    144,082
Investments at Value (including $1,377,769, $152,547,
 $0, $0 and $0 of securities on loan, respectively)......  $   12,252,451  $  1,287,689             --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................       1,459,318       158,518             --              --
Foreign Currencies at Value..............................          23,108         2,971             --              --
Cash.....................................................          34,369         4,690             20              --
Receivables:
  Investment Securities Sold.............................           4,894         7,151             --             143
  Dividends, Interest and Tax Reclaims...................          60,168         5,454             --              --
  Securities Lending Income..............................           3,099           303             --              --
  Fund Shares Sold.......................................          13,188         1,835             55             184
  From Advisor...........................................              --            --             --              --
Unrealized Gain on Foreign Currency Contracts............              10            12             --              --
Prepaid Expenses and Other Assets........................              66            18             12              15
                                                           --------------  ------------   ------------    ------------
    Total Assets.........................................      13,850,671     1,468,641        119,117         144,424
                                                           --------------  ------------   ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................       1,459,318       158,518             --              --
  Investment Securities Purchased........................          15,883        12,721             --              --
  Fund Shares Redeemed...................................          20,677           367             --              49
  Due to Advisor.........................................           6,561           470             40              15
  Line of Credit.........................................              --            --             --             197
Unrealized Loss on Foreign Currency Contracts............               2             1             --              --
Accrued Expenses and Other Liabilities...................             638           115              5               6
                                                           --------------  ------------   ------------    ------------
    Total Liabilities....................................       1,503,079       172,192             45             267
                                                           --------------  ------------   ------------    ------------
NET ASSETS...............................................  $   12,347,592  $  1,296,449   $    119,072    $    144,157
                                                           ==============  ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,347,592; $1,296,449; $119,072; $144,157 and
 $214,650 and shares outstanding of 574,253,032;
 105,035,982; 9,767,042; 11,207,500 and 19,321,513,
 respectively............................................  $        21.50  $      12.34   $      12.19    $      12.86
                                                           ==============  ============   ============    ============
NUMBER OF SHARES AUTHORIZED..............................   2,300,000,000   500,000,000    100,000,000     100,000,000
                                                           ==============  ============   ============    ============
Investments in Affiliated Investment Companies at Cost...  $           --  $         --   $    102,767    $    127,171
                                                           ==============  ============   ============    ============
Investments at Cost......................................  $    9,457,542  $  1,007,795   $         --    $         --
                                                           ==============  ============   ============    ============
Foreign Currencies at Cost...............................  $       23,046  $      2,961   $         --    $         --
                                                           ==============  ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $    9,384,721  $  1,003,321   $    104,050    $    126,647
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................           5,646         9,896            800            (112)
Accumulated Net Realized Gain (Loss).....................         162,049         3,310         (2,010)            711
Net Unrealized Foreign Exchange Gain (Loss)..............             205            18            (31)             --
Net Unrealized Appreciation (Depreciation)...............       2,794,971       279,904         16,263          16,911
                                                           --------------  ------------   ------------    ------------
NET ASSETS...............................................  $   12,347,592  $  1,296,449   $    119,072    $    144,157
                                                           ==============  ============   ============    ============

                                                          World ex U.S.
                                                           Core Equity
                                                            Portfolio
                                                          -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $    214,095
Investments at Value (including $1,377,769, $152,547,
 $0, $0 and $0 of securities on loan, respectively)......           --
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................           --
Foreign Currencies at Value..............................           --
Cash.....................................................        1,395
Receivables:
  Investment Securities Sold.............................           --
  Dividends, Interest and Tax Reclaims...................           --
  Securities Lending Income..............................           --
  Fund Shares Sold.......................................          436
  From Advisor...........................................            1
Unrealized Gain on Foreign Currency Contracts............           --
Prepaid Expenses and Other Assets........................           22
                                                          ------------
    Total Assets.........................................      215,949
                                                          ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --
  Investment Securities Purchased........................        1,289
  Fund Shares Redeemed...................................            4
  Due to Advisor.........................................           --
  Line of Credit.........................................           --
Unrealized Loss on Foreign Currency Contracts............           --
Accrued Expenses and Other Liabilities...................            6
                                                          ------------
    Total Liabilities....................................        1,299
                                                          ------------
NET ASSETS............................................... $    214,650
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,347,592; $1,296,449; $119,072; $144,157 and
 $214,650 and shares outstanding of 574,253,032;
 105,035,982; 9,767,042; 11,207,500 and 19,321,513,
 respectively............................................ $      11.11
                                                          ============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000
                                                          ============
Investments in Affiliated Investment Companies at Cost... $    194,731
                                                          ============
Investments at Cost...................................... $         --
                                                          ============
Foreign Currencies at Cost............................... $         --
                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    195,500
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          (15)
Accumulated Net Realized Gain (Loss).....................         (199)
Net Unrealized Foreign Exchange Gain (Loss)..............           --
Net Unrealized Appreciation (Depreciation)...............       19,364
                                                          ------------
NET ASSETS............................................... $    214,650
                                                          ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                 Selectively                 Emerging
                                                                Hedged Global   Emerging      Markets       Emerging
                                                                   Equity        Markets     Small Cap    Markets Value
                                                                  Portfolio     Portfolio    Portfolio      Portfolio
                                                                ------------- ------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........ $    107,326  $  3,865,542  $  4,318,081 $   18,795,867
Investments at Value (including $0, $0, $0, $0 and $1,687,457
 of securities on loan, respectively)..........................           --            --            --             --
Temporary Cash.................................................        2,871            --            --             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost..................................................           --            --            --             --
Segregated Cash for Futures Contracts..........................          134            --            --             --
Foreign Currencies at Value....................................           --            --            --             --
Cash...........................................................           --            --            --             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold...           --            --            --             --
  Dividends, Interest and Tax Reclaims.........................           --            --            --             --
  Securities Lending Income....................................           --            --            --             --
  Fund Shares Sold.............................................           22        15,173         2,235         87,366
  Futures Margin Variation.....................................            9            --            --             --
Unrealized Gain on Forward Currency Contracts..................            6            --            --             --
Unrealized Gain on Foreign Currency Contracts..................           --            --            --             --
Prepaid Expenses and Other Assets..............................           13            55            44            109
                                                                ------------  ------------  ------------ --------------
    Total Assets...............................................      110,381     3,880,770     4,320,360     18,883,342
                                                                ------------  ------------  ------------ --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................           --            --            --             --
  Investment Securities/Affiliated Investment Companies
   Purchased...................................................           --            --            --             --
  Fund Shares Redeemed.........................................            5         1,920           494          2,919
  Due to Advisor...............................................            1         1,273         1,599          6,213
Unrealized Loss on Forward Currency Contracts..................           11            --            --             --
Unrealized Loss on Foreign Currency Contracts..................           --            --            --             --
Accrued Expenses and Other Liabilities.........................            4           133           117            604
                                                                ------------  ------------  ------------ --------------
    Total Liabilities..........................................           21         3,326         2,210          9,736
                                                                ------------  ------------  ------------ --------------
NET ASSETS..................................................... $    110,360  $  3,877,444  $  4,318,150 $   18,873,606
                                                                ============  ============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $99,196 and $0 and shares outstanding of 0; 0; 0;
 3,597,251 and 0, respectively.................................          N/A           N/A           N/A $        27.58
                                                                ============  ============  ============ ==============
Institutional Class Shares -- based on net assets of $110,360;
 $3,877,444; $4,318,150; $18,774,410 and $14,261,288 and
 shares outstanding of 7,939,154; 148,887,919;
 206,031,261; 680,326,395 and 723,328,353, respectively........ $      13.90  $      26.04  $      20.96 $        27.60
                                                                ============  ============  ============ ==============
NUMBER OF SHARES AUTHORIZED....................................  100,000,000   500,000,000   500,000,000  1,500,000,000
                                                                ============  ============  ============ ==============
Investments in Affiliated Investment Companies at Cost......... $     89,797  $  2,811,506  $  3,854,021 $   18,820,240
                                                                ============  ============  ============ ==============
Investments at Cost............................................ $         --  $         --  $         -- $           --
                                                                ============  ============  ============ ==============
Foreign Currencies at Cost..................................... $         --  $         --  $         -- $           --
                                                                ============  ============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $     90,931  $  2,834,302  $  3,822,233 $   19,282,308
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income).....................................          215        10,070           877        (12,750)
Accumulated Net Realized Gain (Loss)...........................        1,678       (20,953)       30,977       (371,767)
Net Unrealized Foreign Exchange Gain (Loss)....................           (5)          (11)            3            188
Net Unrealized Appreciation (Depreciation).....................       17,541     1,054,036       464,060        (24,373)
                                                                ------------  ------------  ------------ --------------
NET ASSETS..................................................... $    110,360  $  3,877,444  $  4,318,150 $   18,873,606
                                                                ============  ============  ============ ==============

                                                                   Emerging
                                                                 Markets Core
                                                                    Equity
                                                                  Portfolio*
                                                                --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........             --
Investments at Value (including $0, $0, $0, $0 and $1,687,457
 of securities on loan, respectively).......................... $   14,086,164
Temporary Cash.................................................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost..................................................      1,359,349
Segregated Cash for Futures Contracts..........................             --
Foreign Currencies at Value....................................         30,268
Cash...........................................................         52,379
Receivables:
  Investment Securities/Affiliated Investment Companies Sold...         28,381
  Dividends, Interest and Tax Reclaims.........................         31,776
  Securities Lending Income....................................          3,058
  Fund Shares Sold.............................................         64,597
  Futures Margin Variation.....................................             --
Unrealized Gain on Forward Currency Contracts..................             --
Unrealized Gain on Foreign Currency Contracts..................             15
Prepaid Expenses and Other Assets..............................            109
                                                                --------------
    Total Assets...............................................     15,656,096
                                                                --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................      1,359,349
  Investment Securities/Affiliated Investment Companies
   Purchased...................................................         21,414
  Fund Shares Redeemed.........................................          6,586
  Due to Advisor...............................................          6,427
Unrealized Loss on Forward Currency Contracts..................             --
Unrealized Loss on Foreign Currency Contracts..................             13
Accrued Expenses and Other Liabilities.........................          1,019
                                                                --------------
    Total Liabilities..........................................      1,394,808
                                                                --------------
NET ASSETS..................................................... $   14,261,288
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $99,196 and $0 and shares outstanding of 0; 0; 0;
 3,597,251 and 0, respectively.................................            N/A
                                                                ==============
Institutional Class Shares -- based on net assets of $110,360;
 $3,877,444; $4,318,150; $18,774,410 and $14,261,288 and
 shares outstanding of 7,939,154; 148,887,919;
 206,031,261; 680,326,395 and 723,328,353, respectively........ $        19.72
                                                                ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000
                                                                ==============
Investments in Affiliated Investment Companies at Cost......... $           --
                                                                ==============
Investments at Cost............................................ $   13,002,718
                                                                ==============
Foreign Currencies at Cost..................................... $       30,203
                                                                ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $   13,257,871
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income).....................................         38,276
Accumulated Net Realized Gain (Loss)...........................       (118,376)
Net Unrealized Foreign Exchange Gain (Loss)....................              6
Net Unrealized Appreciation (Depreciation).....................      1,083,511
                                                                --------------
NET ASSETS..................................................... $   14,261,288
                                                                ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                 Enhanced
                                                                                U.S. Large U.S. Large U.S. Large  U.S. Targeted
                                                                                 Company   Cap Equity Cap Value       Value
                                                                                Portfolio  Portfolio  Portfolio*    Portfolio
                                                                                ---------- ---------- ----------  -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends....................................................................       --         --   $  120,674          --
  Interest.....................................................................       --         --            2          --
  Income from Securities Lending...............................................       --         --        1,259          --
  Expenses Allocated from Affiliated Investment Company........................       --         --       (6,990)         --
                                                                                 -------    -------   ----------    --------
    Total Net Investment Income Received from Affiliated Investment Company....       --         --      114,945          --
                                                                                 -------    -------   ----------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $3, respectively).  $    80    $ 1,628           --    $ 26,324
  Interest.....................................................................      773          1           --           2
  Income from Securities Lending...............................................       --         29           --       1,537
                                                                                 -------    -------   ----------    --------
    Total Investment Income....................................................      853      1,658           --      27,863
                                                                                 -------    -------   ----------    --------
Fund Expenses
  Investment Advisory Services Fees............................................       51        127           --       2,297
  Administrative Services Fees.................................................      153         --        9,518       5,742
  Accounting & Transfer Agent Fees.............................................        8          9           49         135
  S&P 500(R) Fees..............................................................        4         --           --          --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --         --           --           5
   Class R2 Shares.............................................................       --         --           --          64
  Custodian Fees...............................................................        4         10           --          32
  Filing Fees..................................................................       12         10           95          72
  Shareholders' Reports........................................................        2          1          105          51
  Directors'/Trustees' Fees & Expenses.........................................        1          1           79          28
  Professional Fees............................................................        2          1           15          46
  Organizational & Offering Costs..............................................       --         21           --          --
  Other........................................................................        2          2           44          23
                                                                                 -------    -------   ----------    --------
    Total Expenses.............................................................      239        182        9,905       8,495
                                                                                 -------    -------   ----------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................................................       --        (21)          --          --
  Fees Paid Indirectly.........................................................       (1)        --           --          --
                                                                                 -------    -------   ----------    --------
  Net Expenses.................................................................      238        161        9,905       8,495
                                                                                 -------    -------   ----------    --------
  Net Investment Income (Loss).................................................      615      1,497      105,040      19,368
                                                                                 -------    -------   ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
  Investment Securities Sold...................................................      393        156      290,376     121,670
  Futures......................................................................   13,862         --           --          --
  Foreign Currency Transactions................................................   (1,214)        --           --          --
  Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency...................................    1,462     11,637      742,075     184,208
  Futures......................................................................    1,296         --           --          --
  Translation of Foreign Currency Denominated Amounts..........................      (26)        --           --          --
                                                                                 -------    -------   ----------    --------
  Net Realized and Unrealized Gain (Loss)......................................   15,773     11,793    1,032,451     305,878
                                                                                 -------    -------   ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations................  $16,388    $13,290   $1,137,491    $325,246
                                                                                 =======    =======   ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                      U.S. Small U.S. Core U.S. Core U.S. Vector
                                                                      Cap Value  Equity 1  Equity 2    Equity
                                                                      Portfolio  Portfolio Portfolio  Portfolio
                                                                      ---------- --------- --------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $13, $21, $19 and $2,
   respectively).....................................................  $ 54,565  $ 72,193  $ 91,680   $ 22,783
  Interest...........................................................        11         3         2         --
  Income from Securities Lending.....................................     2,744     1,900     2,990      1,134
                                                                       --------  --------  --------   --------
     Total Investment Income.........................................    57,320    74,096    94,672     23,917
                                                                       --------  --------  --------   --------
Expenses
  Investment Advisory Services Fees..................................    10,116     7,043    10,651      4,575
  Administrative Services Fees.......................................    15,174        --        --         --
  Accounting & Transfer Agent Fees...................................       292       238       307         89
  Custodian Fees.....................................................        61        55        63         23
  Filing Fees........................................................       104       137       115         44
  Shareholders' Reports..............................................        75        40        58         29
  Directors'/Trustees' Fees & Expenses...............................        65        50        66         19
  Professional Fees..................................................       108        77       103         31
  Other..............................................................        54        39        50         16
                                                                       --------  --------  --------   --------
     Total Expenses..................................................    26,049     7,679    11,413      4,826
                                                                       --------  --------  --------   --------
  Net Investment Income (Loss).......................................    31,271    66,417    83,259     19,091
                                                                       --------  --------  --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   224,358    23,838    (7,137)    28,435
    Futures..........................................................    (7,540)       --        --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................   433,478   538,175   729,705    166,284
    Futures..........................................................    (4,123)       --        --         --
                                                                       --------  --------  --------   --------
  Net Realized and Unrealized Gain (Loss)............................   646,173   562,013   722,568    194,719
                                                                       --------  --------  --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations......  $677,444  $628,430  $805,827   $213,810
                                                                       ========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate     Large Cap
                                                                  U.S. Small    U.S. Micro   Securities International
                                                                 Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                 ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $13, $5, $0 and
   $3,634, respectively)........................................   $ 44,982      $ 25,516     $100,124    $ 59,160
  Interest......................................................         --            --            1          --
  Income from Securities Lending................................      5,126         3,289          598       1,604
                                                                   --------      --------     --------    --------
     Total Investment Income....................................     50,108        28,805      100,723      60,764
                                                                   --------      --------     --------    --------
Expenses
  Investment Advisory Services Fees.............................      1,204         2,393        4,131       3,546
  Administrative Services Fees..................................     12,842         9,572           --          --
  Accounting & Transfer Agent Fees..............................        231           140          141          88
  Custodian Fees................................................         61            36           25         178
  Filing Fees...................................................        103            48           69          32
  Shareholders' Reports.........................................         59            41           69          46
  Directors'/Trustees' Fees & Expenses..........................         48            31           31          18
  Professional Fees.............................................         81            53           51          46
  Other.........................................................         35            25           24          23
                                                                   --------      --------     --------    --------
     Total Expenses.............................................     14,664        12,339        4,541       3,977
                                                                   --------      --------     --------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)...........................         --            --         (168)         --
  Fees Paid Indirectly..........................................         --            --           --          (3)
                                                                   --------      --------     --------    --------
  Net Expenses..................................................     14,664        12,339        4,373       3,974
                                                                   --------      --------     --------    --------
  Net Investment Income (Loss)..................................     35,444        16,466       96,350      56,790
                                                                   --------      --------     --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................    189,291       168,603       10,339       1,158
    Futures.....................................................         --          (692)        (553)         --
    Foreign Currency Transactions...............................         --            --           --        (372)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    113,166        24,591      329,632      85,409
    Translation of Foreign Currency Denominated Amounts.........         --            --           --          45
                                                                   --------      --------     --------    --------
  Net Realized and Unrealized Gain (Loss).......................    302,457       192,502      339,418      86,240
                                                                   --------      --------     --------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $337,901      $208,968     $435,768    $143,030
                                                                   ========      ========     ========    ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $2, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                         International  Japanese  Asia Pacific
                                                                           International     Small       Small       Small
                                                                            Core Equity     Company     Company     Company
                                                                             Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                           ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $8,927, $442 and $141,
   respectively)..........................................................          --     $103,617     $  3,988    $ 5,641
  Interest................................................................          --            1           --         --
  Income from Securities Lending..........................................          --        9,526          252        515
  Expenses Allocated from Affiliated Investment Companies.................          --       (5,545)        (250)      (235)
                                                                             ---------     --------     --------    -------
     Total Net Investment Income Received from Affiliated Investment
      Companies...........................................................          --      107,599        3,990      5,921
                                                                             ---------     --------     --------    -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $12,086, $0, $0 and $0,
   respectively)..........................................................   $ 190,060           --           --         --
  Interest................................................................          --           25           --         --
  Income from Securities Lending..........................................       7,270           --           --         --
                                                                             ---------     --------     --------    -------
     Total Investment Income..............................................     197,330           25           --         --
                                                                             ---------     --------     --------    -------
Fund Expenses
  Investment Advisory Services Fees.......................................      17,944           --           --         --
  Administrative Services Fees............................................          --       17,602          779        708
  Accounting & Transfer Agent Fees........................................         299           45           13         12
  Custodian Fees..........................................................         640            1           --         --
  Filing Fees.............................................................         152           70           11         13
  Shareholders' Reports...................................................          79           92            2          2
  Directors'/Trustees' Fees & Expenses....................................          62           56            3          2
  Professional Fees.......................................................         103           22            2          1
  Other...................................................................          76           31            2          2
                                                                             ---------     --------     --------    -------
     Total Expenses.......................................................      19,355       17,919          812        740
                                                                             ---------     --------     --------    -------
  Fees Paid Indirectly....................................................         (17)          --           --         --
                                                                             ---------     --------     --------    -------
  Net Expenses............................................................      19,338       17,919          812        740
                                                                             ---------     --------     --------    -------
  Net Investment Income (Loss)............................................     177,992       89,705        3,178      5,181
                                                                             ---------     --------     --------    -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...........................................    (134,267)     168,729        4,029         (5)
   Futures................................................................          --         (945)          --         --
   Foreign Currency Transactions..........................................          95          805          (75)        31
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.............................     579,099      392,809      (17,109)    (3,622)
   Futures................................................................          --           --           --         --
   Translation of Foreign Currency Denominated Amounts....................          69          104          (19)        (1)
                                                                             ---------     --------     --------    -------
  Net Realized and Unrealized Gain (Loss).................................     444,996      561,502      (13,174)    (3,597)
                                                                             ---------     --------     --------    -------
Net Increase (Decrease) in Net Assets Resulting from Operations...........   $ 622,988     $651,207     $ (9,996)   $ 1,584
                                                                             =========     ========     ========    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $65, $175, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                          United                    DFA
                                                                         Kingdom   Continental International DFA Global
                                                                          Small       Small     Real Estate  Real Estate
                                                                         Company     Company    Securities   Securities
                                                                        Portfolio* Portfolio*    Portfolio    Portfolio
                                                                        ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $4, $265, $0 and $0,
   respectively).......................................................   $  566     $ 1,709           --           --
  Income Distributions Received from Affiliated Investment Companies...       --          --           --     $ 66,663
  Income from Securities Lending.......................................        3         300           --           --
  Expenses Allocated from Affiliated Investment Company................      (22)       (118)          --           --
                                                                          ------     -------     --------     --------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................      547       1,891           --       66,663
                                                                          ------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $5,365 and $0,
   respectively).......................................................       --          --     $ 45,050           --
  Interest.............................................................       --           1           --            1
  Income from Securities Lending.......................................       --          --          778           --
                                                                          ------     -------     --------     --------
    Total Fund Investment Income.......................................       --           1       45,828            1
                                                                          ------     -------     --------     --------
Fund Expenses
  Investment Advisory Services Fees....................................       --          --        3,944        2,981
  Administrative Services Fees.........................................       77         359           --           --
  Accounting & Transfer Agent Fees.....................................        9          12           71           26
  Custodian Fees.......................................................       --          --          175           --
  Filing Fees..........................................................        8           9           50           78
  Shareholders' Reports................................................        1           1           36           27
  Directors'/Trustees' Fees & Expenses.................................       --           1           14           13
  Professional Fees....................................................        1           1           24            6
  Other................................................................        1           1           17            3
                                                                          ------     -------     --------     --------
    Total Expenses.....................................................       97         384        4,331        3,134
                                                                          ------     -------     --------     --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................       (6)         --           --       (2,489)
  Fees Paid Indirectly.................................................       --          --           (6)          --
                                                                          ------     -------     --------     --------
  Net Expenses.........................................................       91         384        4,325          645
                                                                          ------     -------     --------     --------
  Net Investment Income (Loss).........................................      456       1,508       41,503       66,019
                                                                          ------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................    1,243       3,328        3,938       (2,771)
   Futures.............................................................       --         (53)          --           --
   Foreign Currency Transactions.......................................        3          50          287           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................    1,744      19,983       69,723      102,401
   Futures.............................................................       --          --           --           --
   Translation of Foreign Currency Denominated Amounts.................        1           4           63           --
                                                                          ------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)..............................    2,991      23,312       74,011       99,630
                                                                          ------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations........   $3,447     $24,820     $115,514     $165,649
                                                                          ======     =======     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $1, $8, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                  DFA
                                                             International                             World ex U.S.
                                                               Small Cap   International World ex U.S.   Targeted
                                                                 Value     Vector Equity     Value         Value
                                                               Portfolio     Portfolio    Portfolio*    Portfolio*
                                                             ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $128, $35 and $0, respectively)..........................          --           --       $2,628        $  333
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           --          105           689
  Income from Securities Lending............................          --           --           64            30
  Expenses Allocated from Affiliated Investment
   Companies................................................          --           --         (106)          (30)
                                                              ----------      -------       ------        ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --           --        2,691         1,022
                                                              ----------      -------       ------        ------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $10,862,
   $1,278, $0, $0 and $0, respectively).....................  $  130,033      $18,611           --            --
  Income from Securities Lending............................      10,103          911           --            --
                                                              ----------      -------       ------        ------
     Total Investment Income................................     140,136       19,522           --            --
                                                              ----------      -------       ------        ------
Fund Expenses
  Investment Advisory Services Fees.........................      37,631        2,637          272           335
  Accounting & Transfer Agent Fees..........................         339           40           10            16
  Custodian Fees............................................         643          185            1             3
  Filing Fees...............................................          78           30           11            23
  Shareholders' Reports.....................................         104            9            1            --
  Directors'/Trustees' Fees & Expenses......................          74            7            1             1
  Professional Fees.........................................         129           26            3             3
  Organizational & Offering Costs...........................          --           --           --            --
  Other.....................................................          84           14            2             2
                                                              ----------      -------       ------        ------
     Total Expenses.........................................      39,082        2,948          301           383
                                                              ----------      -------       ------        ------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................          --           --          (94)         (276)
  Fees Paid Indirectly......................................          (6)          (2)          --            --
                                                              ----------      -------       ------        ------
  Net Expenses..............................................      39,076        2,946          207           107
                                                              ----------      -------       ------        ------
  Net Investment Income (Loss)..............................     101,060       16,576        2,484           915
                                                              ----------      -------       ------        ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................          --           --          157           983
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................     165,817        4,258          702          (173)
   Foreign Currency Transactions............................         857          (82)          (1)           (2)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     776,696       57,502          969         5,265
   Futures..................................................          --           --            1            --
   Translation of Foreign Currency Denominated
    Amounts.................................................          79           (2)           1            --
                                                              ----------      -------       ------        ------
  Net Realized and Unrealized Gain (Loss)...................     943,449       61,676        1,829         6,073
                                                              ----------      -------       ------        ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,044,509      $78,252       $4,313        $6,988
                                                              ==========      =======       ======        ======


                                                             World ex U.S.
                                                              Core Equity
                                                               Portfolio
                                                             -------------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $128, $35 and $0, respectively)..........................        --
  Income Distributions Received from Affiliated Investment
   Companies................................................    $1,507
  Income from Securities Lending............................        --
  Expenses Allocated from Affiliated Investment
   Companies................................................        --
                                                                ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................     1,507
                                                                ------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $10,862,
   $1,278, $0, $0 and $0, respectively).....................        --
  Income from Securities Lending............................        --
                                                                ------
     Total Investment Income................................        --
                                                                ------
Fund Expenses
  Investment Advisory Services Fees.........................       326
  Accounting & Transfer Agent Fees..........................        12
  Custodian Fees............................................         2
  Filing Fees...............................................         6
  Shareholders' Reports.....................................        --
  Directors'/Trustees' Fees & Expenses......................         1
  Professional Fees.........................................         3
  Organizational & Offering Costs...........................        16
  Other.....................................................         2
                                                                ------
     Total Expenses.........................................       368
                                                                ------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................      (334)
  Fees Paid Indirectly......................................        --
                                                                ------
  Net Expenses..............................................        34
                                                                ------
  Net Investment Income (Loss)..............................     1,473
                                                                ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................        --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................      (104)
   Foreign Currency Transactions............................        --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     7,644
   Futures..................................................        --
   Translation of Foreign Currency Denominated
    Amounts.................................................        --
                                                                ------
  Net Realized and Unrealized Gain (Loss)...................     7,540
                                                                ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................    $9,013
                                                                ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
**Net of foreign capital gain taxes withheld of $33, $8, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                     Selectively              Emerging   Emerging    Emerging
                                                                       Hedged      Emerging   Markets    Markets   Markets Core
                                                                    Global Equity  Markets   Small Cap    Value       Equity
                                                                      Portfolio   Portfolio* Portfolio* Portfolio*  Portfolio
                                                                    ------------- ---------- ---------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $3,914, $3,244,
   $18,462 and $0, respectively)...................................        --      $ 32,578   $35,302   $ 177,117          --
  Income Distributions Received from Affiliated Investment
   Companies.......................................................    $  714            --        --          --          --
  Interest.........................................................        --             1         1           4          --
  Income from Securities Lending...................................        --         2,113     8,241      10,709          --
  Expenses Allocated from Affiliated Investment Companies..........        --        (2,641)   (5,316)    (13,447)         --
                                                                       ------      --------   -------   ---------   ---------
     Total Net Investment Income Received from Affiliated
      Investment Companies.........................................       714        32,051    38,228     174,383          --
                                                                       ------      --------   -------   ---------   ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $13,603, respectively)..........................................        --            --        --          --   $ 114,238
  Interest.........................................................         1            --        --          --          --
  Income from Securities Lending...................................        --            --        --          --      13,860
                                                                       ------      --------   -------   ---------   ---------
     Total Fund Investment Income..................................         1            --        --          --     128,098
                                                                       ------      --------   -------   ---------   ---------
Fund Expenses
  Investment Advisory Services Fees................................       134            --        --          --      35,983
  Administrative Services Fees.....................................        --         7,159     9,037      36,256          --
  Accounting & Transfer Agent Fees.................................         9            22        24          71         382
  Shareholder Servicing Fees --
   Class R2 Shares.................................................        --            --        --         119          --
  Custodian Fees...................................................         2            --        --          --       2,551
  Filing Fees......................................................        13            58        55         130         210
  Shareholders' Reports............................................        --            59        29         109         113
  Directors'/Trustees' Fees & Expenses.............................        --            24        26         123          81
  Professional Fees................................................         3             6         6          27         170
  Other............................................................         1            13        16          69          98
                                                                       ------      --------   -------   ---------   ---------
     Total Expenses................................................       162         7,341     9,193      36,904      39,588
                                                                       ------      --------   -------   ---------   ---------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................      (130)           --        --          --          --
  Fees Paid Indirectly.............................................        --            --        --          --         (46)
                                                                       ------      --------   -------   ---------   ---------
  Net Expenses.....................................................        32         7,341     9,193      36,904      39,542
                                                                       ------      --------   -------   ---------   ---------
  Net Investment Income (Loss).....................................       683        24,710    29,035     137,479      88,556
                                                                       ------      --------   -------   ---------   ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................       342            --        --          --          --
  Net Realized Gain (Loss) on:.....................................
   Investment Securities Sold......................................     1,409       (19,190)   43,554    (354,332)    (64,782)
   Futures.........................................................       341            --        --          --          --
   Foreign Currency Transactions...................................        90           (53)      (82)     (2,053)       (735)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................     2,158       (77,616)    9,405    (440,131)   (139,793)
   Futures.........................................................      (121)           --        (4)         --          --
   Translation of Foreign Currency Denominated Amounts.............       (33)           28        94         100          54
                                                                       ------      --------   -------   ---------   ---------
  Net Realized and Unrealized Gain (Loss)..........................     4,186       (96,831)   52,967    (796,416)   (205,256)
                                                                       ------      --------   -------   ---------   ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................    $4,869      $(72,121)  $82,002   $(658,937)  $(116,700)
                                                                       ======      ========   =======   =========   =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  Enhanced U.S. Large      U.S. Large Cap       U.S. Large Cap Value
                                                   Company Portfolio      Equity Portfolio            Portfolio
                                                 --------------------  ---------------------  ------------------------
                                                                                     Period
                                                 Six Months    Year    Six Months   June 25,  Six Months       Year
                                                    Ended     Ended       Ended    2013(a) to    Ended        Ended
                                                  April 30,  Oct. 31,   April 30,   Oct. 31,   April 30,     Oct. 31,
                                                    2014       2013       2014        2013       2014          2013
                                                 ----------- --------  ----------- ---------- -----------  -----------
                                                 (Unaudited)           (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................  $    615   $  1,274   $  1,497    $    591  $   105,040  $   183,780
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................       393       (238)       156          37      290,376      819,592
   Futures......................................    13,862     40,444         --          --           --           --
   Foreign Currency Transactions................    (1,214)      (934)        --          --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................     1,462      1,803     11,637      10,560      742,075    2,030,120
   Futures......................................     1,296      5,088         --          --           --           --
   Translation of Foreign Currency
    Denominated Amounts.........................       (26)       946         --          --           --           --
                                                  --------   --------   --------    --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    16,388     48,383     13,290      11,188    1,137,491    3,033,492
                                                  --------   --------   --------    --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...................      (603)    (1,597)    (1,338)       (321)    (104,961)    (180,943)
  Net Short-Term Gains:
   Institutional Class Shares...................        --         --        (40)         --           --           --
                                                  --------   --------   --------    --------  -----------  -----------
     Total Distributions........................      (603)    (1,597)    (1,378)       (321)    (104,961)    (180,943)
                                                  --------   --------   --------    --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................    18,407     49,190     56,777     127,286    1,699,268    2,669,600
  Shares Issued in Lieu of Cash Distributions...       506      1,381      1,377         321       95,900      165,830
  Shares Redeemed...............................   (48,428)   (74,528)    (7,994)     (3,067)  (1,172,823)  (2,059,492)
                                                  --------   --------   --------    --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................   (29,515)   (23,957)    50,160     124,540      622,345      775,938
                                                  --------   --------   --------    --------  -----------  -----------
     Total Increase (Decrease) in Net Assets....   (13,730)    22,829     62,072     135,407    1,654,875    3,628,487
Net Assets
  Beginning of Period...........................   212,840    190,011    135,407          --   11,963,072    8,334,585
                                                  --------   --------   --------    --------  -----------  -----------
  End of Period.................................  $199,110   $212,840   $197,479    $135,407  $13,617,947  $11,963,072
                                                  ========   ========   ========    ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     1,496      4,732      4,924      12,483       54,556      102,131
  Shares Issued in Lieu of Cash Distributions...        41        142        120          30        3,101        6,512
  Shares Redeemed...............................    (3,974)    (7,146)      (688)       (286)     (37,684)     (79,135)
                                                  --------   --------   --------    --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................    (2,437)    (2,272)     4,356      12,227       19,973       29,508
                                                  ========   ========   ========    ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)........................................  $    212   $    200   $    440    $    281  $    28,282  $    28,203

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 U.S. Targeted Value      U.S. Small Cap Value       U.S. Core Equity 1
                                                      Portfolio                 Portfolio                Portfolio
                                               -----------------------  ------------------------  -----------------------
                                               Six Months      Year     Six Months       Year     Six Months      Year
                                                  Ended       Ended        Ended        Ended        Ended       Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,    Oct. 31,
                                                  2014         2013        2014          2013        2014         2013
                                               ----------- -----------  -----------  -----------  ----------- -----------
                                               (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   19,368  $    45,589  $    31,271  $   104,594  $   66,417  $   109,577
  Net Realized Gain (Loss) on:
   Investment Securities Sold.................    121,670      274,964      224,358      467,388      23,838       48,730
   Futures....................................         --        4,864       (7,540)       4,175          --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities......................    184,208      903,746      433,478    2,087,253     538,175    1,549,261
   Futures....................................         --           --       (4,123)          --          --           --
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    325,246    1,229,163      677,444    2,663,410     628,430    1,707,568
                                               ----------  -----------  -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares............................        (28)        (604)          --           --          --           --
   Class R2 Shares............................        (66)        (171)          --           --          --           --
   Institutional Class Shares.................    (14,219)     (44,723)     (31,520)     (97,302)    (62,668)    (105,633)
  Net Short-Term Gains:
   Class R1 Shares............................        (32)        (162)          --           --          --           --
   Class R2 Shares............................        (84)         (43)          --           --          --           --
   Institutional Class Shares.................    (13,954)      (9,669)      (2,510)     (15,668)         --           --
  Net Long-Term Gains:
   Class R1 Shares............................       (544)      (2,657)          --           --          --           --
   Class R2 Shares............................     (1,417)        (709)          --           --          --           --
   Institutional Class Shares.................   (235,328)    (158,843)    (443,795)    (380,218)    (34,892)          --
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Total Distributions.......................   (265,672)    (217,581)    (477,825)    (493,188)    (97,560)    (105,633)
                                               ----------  -----------  -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    979,367    1,069,213    1,830,029    1,700,691   1,479,566    2,012,312
  Shares Issued in Lieu of Cash Distributions.    249,000      193,793      434,012      448,519      92,248       95,895
  Shares Redeemed.............................   (533,085)  (1,112,648)  (1,077,785)  (1,880,921)   (580,690)  (1,020,936)
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    695,282      150,358    1,186,256      268,289     991,124    1,087,271
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Total Increase (Decrease) in Net Assets...    754,856    1,161,940    1,385,875    2,438,511   1,521,994    2,689,206
Net Assets
  Beginning of Period.........................  4,213,749    3,051,809    9,526,981    7,088,470   7,566,179    4,876,973
                                               ----------  -----------  -----------  -----------  ----------  -----------
  End of Period............................... $4,968,605  $ 4,213,749  $10,912,856  $ 9,526,981  $9,088,173  $ 7,566,179
                                               ==========  ===========  ===========  ===========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     43,377       54,473       52,200       56,681      90,493      144,586
  Shares Issued in Lieu of Cash Distributions.     11,530       11,549       12,925       17,521       5,741        7,046
  Shares Redeemed.............................    (23,676)     (56,250)     (30,974)     (64,686)    (35,592)     (73,616)
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     31,231        9,772       34,151        9,516      60,642       78,016
                                               ==========  ===========  ===========  ===========  ==========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    5,539  $       484  $     1,117  $     1,373  $   18,227  $    14,478

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                              U.S. Core Equity 2       U.S. Vector Equity        U.S. Small Cap
                                                   Portfolio                Portfolio               Portfolio
                                           ------------------------  ----------------------  ----------------------
                                           Six Months       Year     Six Months     Year     Six Months     Year
                                              Ended        Ended        Ended      Ended        Ended      Ended
                                            April 30,     Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2014          2013        2014        2013        2014        2013
                                           -----------  -----------  ----------- ----------  ----------- ----------
                                           (Unaudited)               (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    83,259  $   146,563  $   19,091  $   36,935  $   35,444  $   76,179
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............      (7,137)     106,205      28,435      42,264     189,291     252,589
   Futures................................          --           --          --         (48)         --        (331)
   Foreign Currency Transactions..........          --           --          --          --          --           1
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................     729,705    2,176,008     166,284     684,534     113,166   1,551,354
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     805,827    2,428,776     213,810     763,685     337,901   1,879,792
                                           -----------  -----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............     (75,321)    (143,640)    (16,899)    (34,959)    (29,188)    (74,990)
  Net Short-Term Gains:
   Institutional Class Shares.............      (4,518)          --      (1,492)         --     (19,821)     (8,279)
  Net Long-Term Gains:
   Institutional Class Shares.............     (98,745)     (55,772)    (38,966)     (3,507)   (218,795)   (228,672)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Total Distributions..................    (178,584)    (199,412)    (57,357)    (38,466)   (267,804)   (311,941)
                                           -----------  -----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................   1,431,777    1,993,887     384,200     590,251   1,304,454   2,025,365
  Shares Issued in Lieu of Cash
   Distributions..........................     176,698      194,014      57,091      37,851     251,695     287,893
  Shares Redeemed.........................    (731,498)  (1,351,685)   (290,193)   (468,656)   (681,661)   (997,627)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     876,977      836,216     151,098     159,446     874,488   1,315,631
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   1,504,220    3,065,580     307,551     884,665     944,585   2,883,482
Net Assets
  Beginning of Period.....................   9,989,564    6,923,984   2,893,842   2,009,177   7,446,827   4,563,345
                                           -----------  -----------  ----------  ----------  ----------  ----------
  End of Period........................... $11,493,784  $ 9,989,564  $3,201,393  $2,893,842  $8,391,412  $7,446,827
                                           ===========  ===========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................      88,303      145,060      23,767      43,824      42,605      76,522
  Shares Issued in Lieu of Cash
   Distributions..........................      11,195       14,935       3,639       2,932       8,530      12,811
  Shares Redeemed.........................     (45,260)     (98,040)    (17,980)    (34,484)    (22,301)    (38,832)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........      54,238       61,955       9,426      12,272      28,834      50,501
                                           ===========  ===========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    22,493  $    14,563  $    5,288  $    3,099  $    9,420  $    3,169

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         DFA Real Estate Securities Large Cap International
                                                U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                                ----------------------   -------------------------  ----------------------
                                                Six Months      Year     Six Months       Year      Six Months     Year
                                                   Ended       Ended        Ended        Ended         Ended      Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                   2014         2013        2014          2013         2014        2013
                                                -----------  ----------  -----------   ----------   ----------- ----------
                                                (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   16,466   $   46,722  $   96,350    $  103,396   $   56,790  $   68,706
  Capital Gain Distributions Received from
   Investment Securities.......................         --           --          --        15,455           --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.................    168,603      227,715      10,339        15,023        1,158     (15,210)
   Futures.....................................       (692)        (423)       (553)           --           --          --
   Foreign Currency Transactions...............         --           --          --            --         (372)       (394)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..     24,591    1,117,408     329,632       254,603       85,409     476,010
   Translation of Foreign Currency
    Denominated Amounts........................         --           --          --            --           45         154
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.................    208,968    1,391,422     435,768       388,477      143,030     529,266
                                                ----------   ----------  ----------    ----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................    (13,984)     (46,915)    (95,869)     (102,731)     (38,435)    (70,787)
  Net Short-Term Gains:
   Institutional Class Shares..................    (12,783)          --          --            --           --          --
  Net Long-Term Gains:
   Institutional Class Shares..................   (200,738)    (176,365)         --            --           --          --
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Total Distributions........................   (227,505)    (223,280)    (95,869)     (102,731)     (38,435)    (70,787)
                                                ----------   ----------  ----------    ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    355,827      605,885     762,503     1,428,666      312,962     631,372
  Shares Issued in Lieu of Cash Distributions..    212,873      207,612      94,299        99,760       35,272      66,684
  Shares Redeemed..............................   (442,409)    (723,766)   (329,149)     (853,143)    (160,753)   (457,180)
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions........................    126,291       89,731     527,653       675,283      187,481     240,876
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Total Increase (Decrease) in Net Assets....    107,754    1,257,873     867,552       961,029      292,076     699,355
Net Assets
  Beginning of Period..........................  4,695,831    3,437,958   4,677,418     3,716,389    2,755,114   2,055,759
                                                ----------   ----------  ----------    ----------   ----------  ----------
  End of Period................................ $4,803,585   $4,695,831  $5,544,970    $4,677,418   $3,047,190  $2,755,114
                                                ==========   ==========  ==========    ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     17,986       36,865      28,072        51,717       14,050      31,421
  Shares Issued in Lieu of Cash Distributions..     11,188       14,570       3,624         3,726        1,593       3,350
  Shares Redeemed..............................    (22,393)     (43,945)    (12,177)      (30,873)      (7,223)    (22,837)
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.......................      6,781        7,490      19,519        24,570        8,420      11,934
                                                ==========   ==========  ==========    ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $    4,138   $    1,665  $   32,871    $   31,615   $   24,934  $    6,579

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $2 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               International Core Equity   International Small        Japanese Small
                                                       Portfolio            Company Portfolio       Company Portfolio
                                               ------------------------  -----------------------  ---------------------
                                               Six Months       Year     Six Months      Year     Six Months     Year
                                                  Ended        Ended        Ended       Ended        Ended      Ended
                                                April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                                  2014          2013        2014         2013        2014        2013
                                               -----------  -----------  ----------- -----------  ----------- ---------
                                               (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   177,992  $   218,030  $   89,705  $   180,481   $  3,178   $   6,101
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    (134,267)     (10,392)    168,729      262,518      4,029       5,783
   Futures....................................          --           --        (945)         (29)        --          --
   Foreign Currency Transactions..............          95       (2,185)        805       (2,035)       (75)       (468)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     579,099    1,736,462     392,809    1,540,906    (17,109)     94,197
   Futures....................................          --           --          --           30         --          --
   Translation of Foreign Currency
    Denominated Amounts.......................          69          312         104          438        (19)         26
                                               -----------  -----------  ----------  -----------   --------   ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     622,988    1,942,227     651,207    1,982,309     (9,996)    105,639
                                               -----------  -----------  ----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (115,306)    (214,687)   (102,941)    (159,066)   (11,539)     (2,836)
  Net Short-Term Gains:
   Institutional Class Shares.................          --           --     (27,834)          --         --          --
  Net Long-Term Gains:
   Institutional Class Shares.................          --           --    (211,626)     (39,012)        --          --
                                               -----------  -----------  ----------  -----------   --------   ---------
    Total Distributions.......................    (115,306)    (214,687)   (342,401)    (198,078)   (11,539)     (2,836)
                                               -----------  -----------  ----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...............................   1,971,730    2,415,089     645,464    1,229,487     48,508     142,226
  Shares Issued in Lieu of Cash Distributions.     112,236      206,673     333,784      188,769     10,648       2,638
  Shares Redeemed.............................    (637,939)  (1,323,574)   (587,941)  (1,104,930)   (71,809)   (127,503)
                                               -----------  -----------  ----------  -----------   --------   ---------
    Net Increase (Decrease) from Capital
     Share Transactions.......................   1,446,027    1,298,188     391,307      313,326    (12,653)     17,361
                                               -----------  -----------  ----------  -----------   --------   ---------
    Total Increase (Decrease) in Net Assets...   1,953,709    3,025,728     700,113    2,097,557    (34,188)    120,164
Net Assets
  Beginning of Period.........................   9,508,466    6,482,738   8,520,717    6,423,160    414,132     293,968
                                               -----------  -----------  ----------  -----------   --------   ---------
  End of Period............................... $11,462,175  $ 9,508,466  $9,220,830  $ 8,520,717   $379,944   $ 414,132
                                               ===========  ===========  ==========  ===========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     155,035      213,883      33,274       72,452      2,633       8,814
  Shares Issued in Lieu of Cash Distributions.       8,913       18,646      18,190       11,691        579         173
  Shares Redeemed.............................     (50,305)    (117,963)    (30,311)     (65,368)    (3,862)     (7,179)
                                               -----------  -----------  ----------  -----------   --------   ---------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     113,643      114,566      21,153       18,775       (650)      1,808
                                               ===========  ===========  ==========  ===========   ========   =========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    90,015  $    27,329  $   13,847  $    27,396   $ (2,183)  $   6,178

----------
* Net of foreign capital gain taxes withheld of $65, $14, $175, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                      Asia Pacific Small   United Kingdom Small   Continental Small
                                                       Company Portfolio    Company Portfolio     Company Portfolio
                                                     --------------------  -------------------  --------------------
                                                     Six Months    Year    Six Months    Year   Six Months    Year
                                                        Ended     Ended       Ended     Ended      Ended     Ended
                                                      April 30,  Oct. 31,   April 30,  Oct. 31,  April 30,  Oct. 31,
                                                        2014       2013       2014       2013      2014       2013
                                                     ----------- --------  ----------- -------- ----------- --------
                                                     (Unaudited)           (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................  $  5,181   $ 11,525    $   456   $   933   $  1,508   $  2,635
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................        (5)      (255)     1,243     2,545      3,328      2,298
   Futures..........................................        --         --         --        --        (53)        29
   Foreign Currency Transactions....................        31          9          3        --         50         (3)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.......    (3,622)    17,462      1,744     7,107     19,983     41,299
   Futures..........................................        --         --         --        --         --        (29)
   Translation of Foreign Currency Denominated
    Amounts.........................................        (1)        (1)         1        --          4          7
                                                      --------   --------    -------   -------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................     1,584     28,740      3,447    10,585     24,820     46,236
                                                      --------   --------    -------   -------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................   (12,860)    (7,603)      (510)     (953)      (343)    (2,834)
  Net Long-Term Gains:
   Institutional Class Shares.......................        --         --       (406)       --         --         --
                                                      --------   --------    -------   -------   --------   --------
     Total Distributions............................   (12,860)    (7,603)      (916)     (953)      (343)    (2,834)
                                                      --------   --------    -------   -------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................    75,143     96,294      3,759     2,464      8,648     32,191
  Shares Issued in Lieu of Cash Distributions.......    12,189      7,183        700       729        281      2,141
  Shares Redeemed...................................   (10,249)   (31,639)    (4,932)   (7,045)    (9,977)   (13,244)
                                                      --------   --------    -------   -------   --------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    77,083     71,838       (473)   (3,852)    (1,048)    21,088
                                                      --------   --------    -------   -------   --------   --------
     Total Increase (Decrease) in Net Assets........    65,807     92,975      2,058     5,780     23,429     64,490
Net Assets
  Beginning of Period...............................   331,166    238,191     37,096    31,316    170,806    106,316
                                                      --------   --------    -------   -------   --------   --------
  End of Period.....................................  $396,973   $331,166    $39,154   $37,096   $194,235   $170,806
                                                      ========   ========    =======   =======   ========   ========
(1) Shares Issued and Redeemed:
Shares Issued.......................................     3,242      4,135         98        78        395      1,806
Shares Issued in Lieu of Cash Distributions.........       549        309         19        24         14        128
Shares Redeemed.....................................      (445)    (1,362)      (127)     (224)      (460)      (834)
                                                      --------   --------    -------   -------   --------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     3,346      3,082        (10)     (122)       (51)     1,100
                                                      ========   ========    =======   =======   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................  $ (1,261)  $  6,418    $    75   $   129   $  1,257   $     92

----------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $8 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               DFA International Real
                                                  Estate Securities    DFA Global Real Estate   DFA International Small
                                                      Portfolio         Securities Portfolio      Cap Value Portfolio
                                               ----------------------  ----------------------  ------------------------
                                               Six Months     Year     Six Months     Year     Six Months       Year
                                                  Ended      Ended        Ended      Ended        Ended        Ended
                                                April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,     Oct. 31,
                                                  2014        2013        2014        2013        2014          2013
                                               ----------- ----------  ----------- ----------  -----------  -----------
                                               (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   41,503  $   72,994  $   66,019  $   84,342  $   101,060  $   208,592
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................      3,938     (19,009)     (2,771)     (3,169)     165,817      179,935
   Futures....................................         --         888          --          --           --           --
   Foreign Currency Transactions..............        287        (860)         --          --          857       (2,311)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     69,723     105,321     102,401      60,459      776,696    2,722,774
   Translation of Foreign Currency
    Denominated Amounts.......................         63          18          --          --           79          666
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    115,514     159,352     165,649     141,632    1,044,509    3,109,656
                                               ----------  ----------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (106,263)   (181,848)    (72,036)    (84,341)    (110,870)    (198,381)
  Net Short-Term Gains:
   Institutional Class Shares.................         --          --          --          --      (38,805)          --
  Net Long-Term Gains:
   Institutional Class Shares.................         --          --          --          --     (127,501)    (117,102)
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Total Distributions.......................   (106,263)   (181,848)    (72,036)    (84,341)    (277,176)    (315,483)
                                               ----------  ----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    473,955     842,458     498,786     932,289      984,843    1,644,691
  Shares Issued in Lieu of Cash Distributions.    105,300     180,122      70,668      82,056      254,292      292,218
  Shares Redeemed.............................   (175,093)   (372,815)   (187,957)   (304,476)    (807,775)  (1,848,793)
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    404,162     649,765     381,497     709,869      431,360       88,116
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    413,413     627,269     475,110     767,160    1,198,693    2,882,289
Net Assets
  Beginning of Period.........................  2,158,977   1,531,708   2,082,707   1,315,547   11,148,899    8,266,610
                                               ----------  ----------  ----------  ----------  -----------  -----------
  End of Period............................... $2,572,390  $2,158,977  $2,557,817  $2,082,707  $12,347,592  $11,148,899
                                               ==========  ==========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     92,762     159,658      54,388      99,632       47,785       96,297
  Shares Issued in Lieu of Cash Distributions.     21,490      35,387       8,208       9,335       13,067       18,141
  Shares Redeemed.............................    (34,677)    (71,419)    (20,659)    (32,860)     (39,239)    (106,982)
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     79,575     123,626      41,937      76,107       21,613        7,456
                                               ==========  ==========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $ (212,733) $ (147,973) $    5,607  $   11,624  $     5,646  $    14,704

----------
* Net of foreign capital gain taxes withheld of $0, $7, $0, $0, $33 and $6, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                              International Vector    World ex U.S. Value  World ex U.S. Targeted
                                                                Equity Portfolio           Portfolio          Value Portfolio
                                                             ----------------------  --------------------  ---------------------
                                                                                                                         Period
                                                             Six Months     Year     Six Months    Year    Six Months   Nov. 1,
                                                                Ended      Ended        Ended     Ended       Ended    2012(a) to
                                                              April 30,   Oct. 31,    April 30,  Oct. 31,   April 30,   Oct. 31,
                                                                2014        2013        2014       2013       2014        2013
                                                             ----------- ----------  ----------- --------  ----------- ----------
                                                             (Unaudited)             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................. $   16,576  $   18,816   $  2,484   $  2,186   $    915    $ 1,009
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................         --          --        157         64        983        191
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................      4,258       8,277        702      3,077       (173)       947
   Futures..................................................         --          --         --        (12)        --          1
   Foreign Currency Transactions............................        (82)        (71)        (1)       (14)        (2)        (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     57,502     172,846        969     13,382      5,265     11,646
   Futures..................................................         --          --          1         (1)        --         --
   Translation of Foreign Currency Denominated
    Amounts.................................................         (2)         46          1        (15)        --         --
                                                             ----------  ----------   --------   --------   --------    -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     78,252     199,914      4,313     18,667      6,988     13,791
                                                             ----------  ----------   --------   --------   --------    -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................     (9,166)    (17,456)    (1,871)    (2,334)    (1,042)      (993)
  Net Short-Term Gains:
   Institutional Class Shares...............................       (571)         --         --         --        (48)        --
  Net Long-Term Gains:
   Institutional Class Shares...............................     (7,322)     (2,044)        --         --     (1,147)        --
                                                             ----------  ----------   --------   --------   --------    -------
    Total Distributions.....................................    (17,059)    (19,500)    (1,871)    (2,334)    (2,237)      (993)
                                                             ----------  ----------   --------   --------   --------    -------
Capital Share Transactions (1):
  Shares Issued.............................................    189,011     419,905      4,943     53,066     48,578     87,917
  Shares Issued in Lieu of Cash Distributions...............     16,870      18,898      1,867      2,232      2,238        993
  Shares Redeemed...........................................    (61,399)    (89,842)    (7,767)   (11,241)    (7,420)    (5,698)
                                                             ----------  ----------   --------   --------   --------    -------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    144,482     348,961       (957)    44,057     43,396     83,212
                                                             ----------  ----------   --------   --------   --------    -------
    Total Increase (Decrease) in Net Assets.................    205,675     529,375      1,485     60,390     48,147     96,010
Net Assets
  Beginning of Period.......................................  1,090,774     561,399    117,587     57,197     96,010         --
                                                             ----------  ----------   --------   --------   --------    -------
  End of Period............................................. $1,296,449  $1,090,774   $119,072   $117,587   $144,157    $96,010
                                                             ==========  ==========   ========   ========   ========    =======
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     15,897      39,490        416      4,923      3,922      8,136
  Shares Issued in Lieu of Cash Distributions...............      1,467       1,856        159        209        189         90
  Shares Redeemed...........................................     (5,173)     (8,665)      (661)    (1,036)      (608)      (522)
                                                             ----------  ----------   --------   --------   --------    -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     12,191      32,681        (86)     4,096      3,503      7,704
                                                             ==========  ==========   ========   ========   ========    =======
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................... $    9,896  $    2,486   $    800   $    187   $   (112)   $    15

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $8, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 World ex U.S.
                                                                  Core Equity        Selectively Hedged
                                                                   Portfolio        Global Equity Portfolio
                                                             ---------------------  ----------------------
                                                                           Period
                                                             Six Months   April 9,  Six Months      Year
                                                                Ended    2013(a) to    Ended       Ended
                                                              April 30,   Oct. 31,   April 30,    Oct. 31,
                                                                2014        2013       2014         2013
                                                             ----------- ---------- -----------   --------
                                                             (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..............................  $  1,473    $  1,160   $    683     $ 1,317
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................        --          --        342         115
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................      (104)        (30)     1,409         (81)
   Futures..................................................        --          --        341         545
   Foreign Currency Transactions............................        --          --         90         237
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     7,644      11,720      2,158      12,814
   Futures..................................................        --          --       (121)        150
   Translation of Foreign Currency Denominated Amounts......        --          --        (33)        121
                                                              --------    --------   --------     -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     9,013      12,850      4,869      15,218
                                                              --------    --------   --------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................    (1,487)     (1,171)    (1,858)       (330)
  Net Short-Term Gains:
   Institutional Class Shares...............................       (64)         --       (281)        (43)
  Net Long-Term Gains:
   Institutional Class Shares...............................        --          --       (539)        (56)
                                                              --------    --------   --------     -------
    Total Distributions.....................................    (1,551)     (1,171)    (2,678)       (429)
                                                              --------    --------   --------     -------
Capital Share Transactions (1):
  Shares Issued.............................................    90,848     125,005     33,064      43,832
  Shares Issued in Lieu of Cash Distributions...............     1,548       1,169      2,678         429
  Shares Redeemed...........................................   (14,928)     (8,133)   (18,921)     (2,652)
                                                              --------    --------   --------     -------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    77,468     118,041     16,821      41,609
                                                              --------    --------   --------     -------
    Total Increase (Decrease) in Net Assets.................    84,930     129,720     19,012      56,398
Net Assets
  Beginning of Period.......................................   129,720          --     91,348      34,950
                                                              --------    --------   --------     -------
  End of Period.............................................  $214,650    $129,720   $110,360     $91,348
                                                              ========    ========   ========     =======
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     8,523      12,721      2,427       3,666
  Shares Issued in Lieu of Cash Distributions...............       146         117        205          39
  Shares Redeemed...........................................    (1,395)       (790)    (1,397)       (217)
                                                              --------    --------   --------     -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     7,274      12,048      1,235       3,488
                                                              ========    ========   ========     =======
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................  $    (15)   $     (1)  $    215     $ 1,390

                                                                Emerging Markets
                                                                    Portfolio
                                                             ----------------------

                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2014        2013
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................. $   24,710  $   61,645
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................    (19,190)     22,235
   Futures..................................................         --          --
   Foreign Currency Transactions............................        (53)       (124)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............    (77,616)    143,306
   Futures..................................................         --          --
   Translation of Foreign Currency Denominated Amounts......         28          (6)
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    (72,121)    227,056
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................    (21,495)    (59,866)
  Net Short-Term Gains:
   Institutional Class Shares...............................         --          --
  Net Long-Term Gains:
   Institutional Class Shares...............................    (21,358)    (30,527)
                                                             ----------  ----------
    Total Distributions.....................................    (42,853)    (90,393)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued.............................................    630,227   1,304,374
  Shares Issued in Lieu of Cash Distributions...............     40,365      84,860
  Shares Redeemed...........................................   (333,914)   (667,334)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    336,678     721,900
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    221,704     858,563
Net Assets
  Beginning of Period.......................................  3,655,740   2,797,177
                                                             ----------  ----------
  End of Period............................................. $3,877,444  $3,655,740
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     24,959      50,466
  Shares Issued in Lieu of Cash Distributions...............      1,580       3,233
  Shares Redeemed...........................................    (13,207)    (25,465)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     13,332      28,234
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................... $   10,070  $    6,864

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                         Emerging Markets Small   Emerging Markets Value
                                                              Cap Portfolio              Portfolio
                                                         ----------------------  ------------------------
                                                         Six Months     Year     Six Months       Year
                                                            Ended      Ended        Ended        Ended
                                                          April 30,   Oct. 31,    April 30,     Oct. 31,
                                                            2014        2013        2014          2013
                                                         ----------- ----------  -----------  -----------
                                                         (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................... $   29,035  $   69,684  $   137,479  $   342,372
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................     43,554      64,325     (354,332)     296,735
   Futures..............................................         --         452           --           --
   Foreign Currency Transactions........................        (82)     (1,227)      (2,053)      (2,807)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........      9,405     146,169     (440,131)     717,140
   Futures..............................................         (4)          4           --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................         94         (42)         100            7
                                                         ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     82,002     279,365     (658,937)   1,353,447
                                                         ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................         --          --         (833)      (1,837)
   Institutional Class Shares...........................    (36,498)    (67,721)    (164,213)    (355,664)
  Net Short-Term Gains:
   Class R2 Shares......................................         --          --          (62)          --
   Institutional Class Shares...........................         --      (3,428)     (11,122)          --
  Net Long-Term Gains:
   Class R2 Shares......................................         --          --       (1,472)      (2,090)
   Institutional Class Shares...........................    (63,095)    (92,100)    (262,348)    (342,441)
                                                         ----------  ----------  -----------  -----------
    Total Distributions.................................    (99,593)   (163,249)    (440,050)    (702,032)
                                                         ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................    442,550   1,458,450    1,914,815    4,240,153
  Shares Issued in Lieu of Cash Distributions...........     92,750     142,712      419,285      656,583
  Shares Redeemed.......................................   (241,422)   (583,088)  (1,630,414)  (2,967,974)
                                                         ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................    293,878   1,018,074      703,686    1,928,762
                                                         ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.............    276,287   1,134,190     (395,301)   2,580,177
Net Assets
  Beginning of Period...................................  4,041,863   2,907,673   19,268,907   16,688,730
                                                         ----------  ----------  -----------  -----------
  End of Period......................................... $4,318,150  $4,041,863  $18,873,606  $19,268,907
                                                         ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     21,892      69,669       70,732      148,957
  Shares Issued in Lieu of Cash Distributions...........      4,651       6,956       15,454       22,991
  Shares Redeemed.......................................    (12,083)    (28,076)     (60,445)    (105,179)
                                                         ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................     14,460      48,549       25,741       66,769
                                                         ==========  ==========  ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................... $      877  $    8,340  $   (12,750) $    14,739

                                                           Emerging Markets Core
                                                             Equity Portfolio
                                                         ------------------------
                                                         Six Months       Year
                                                            Ended        Ended
                                                          April 30,     Oct. 31,
                                                            2014          2013
                                                         -----------  -----------
                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................... $    88,556  $   211,992
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................     (64,782)      (9,977)
   Futures..............................................          --           --
   Foreign Currency Transactions........................        (735)      (2,207)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........    (139,793)     581,086
   Futures..............................................          --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................          54          (79)
                                                         -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................    (116,700)     780,815
                                                         -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................     (81,635)    (205,400)
  Net Short-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
  Net Long-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
                                                         -----------  -----------
    Total Distributions.................................     (81,635)    (205,400)
                                                         -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   2,631,076    5,406,041
  Shares Issued in Lieu of Cash Distributions...........      74,799      187,871
  Shares Redeemed.......................................  (1,267,214)  (1,743,072)
                                                         -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................   1,438,661    3,850,840
                                                         -----------  -----------
    Total Increase (Decrease) in Net Assets.............   1,240,326    4,426,255
Net Assets
  Beginning of Period...................................  13,020,962    8,594,707
                                                         -----------  -----------
  End of Period......................................... $14,261,288  $13,020,962
                                                         ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     138,032      276,461
  Shares Issued in Lieu of Cash Distributions...........       3,886        9,689
  Shares Redeemed.......................................     (66,650)     (90,412)
                                                         -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................      75,268      195,738
                                                         ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................... $    38,276  $    31,355

----------
* Net of foreign capital gain taxes withheld of $0, $1, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)



                                                                           Enhanced U.S. Large Company Portfolio
                                                             --------------------------------------------------------------

                                                             Six Months      Year      Year      Year      Year       Year
                                                                Ended       Ended     Ended     Ended     Ended      Ended
                                                              April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                                2014         2013      2012      2011      2010       2009
-------------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  11.70     $   9.29  $   8.15  $   7.53  $   6.48  $   6.47
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.04         0.07      0.07      0.07      0.07      0.05
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.94         2.42      1.20      0.56      1.05      0.61
                                                              --------     --------  --------  --------  --------  --------
   Total from Investment Operations.........................      0.98         2.49      1.27      0.63      1.12      0.66
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.04)       (0.08)    (0.13)    (0.01)    (0.07)    (0.59)
 Net Realized Gains.........................................        --           --        --        --        --     (0.06)
                                                              --------     --------  --------  --------  --------  --------
   Total Distributions......................................     (0.04)       (0.08)    (0.13)    (0.01)    (0.07)    (0.65)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.64     $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
===========================================================  ===========   ========  ========  ========  ========  ========
Total Return................................................      8.35%(D)    26.99%    15.84%     8.41%    17.40%    12.23%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $199,110     $212,840  $190,011  $171,128  $157,730  $165,231
Ratio of Expenses to Average Net Assets.....................      0.23%(E)     0.24%     0.25%     0.26%     0.26%     0.29%**
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................      0.23%(E)     0.24%     0.25%     0.26%     0.26%     0.29%**
Ratio of Net Investment Income to Average Net Assets........      0.60%(E)     0.63%     0.80%     0.86%     0.98%     0.86%
Portfolio Turnover Rate.....................................        86%(D)      139%       76%      140%       78%       46%*
-------------------------------------------------------------------------------------------------------------------------------

                                                                 U.S. Large Cap Equity
                                                                       Portfolio
                                                             -----------------------
                                                                               Period
                                                             Six Months       June 25,
                                                                Ended        2013(a) to
                                                              April 30,       Oct. 31,
                                                                2014            2013
-------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  11.07      $  10.00
                                                              --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.10          0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.83          1.04
                                                              --------      --------
   Total from Investment Operations.........................      0.93          1.10
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.09)        (0.03)
 Net Realized Gains.........................................        --            --
                                                              --------      --------
   Total Distributions......................................     (0.09)        (0.03)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  11.91      $  11.07
===========================================================  ===========   ==========
Total Return................................................      8.51%(D)     11.01%(D)
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $197,479      $135,407
Ratio of Expenses to Average Net Assets.....................      0.19%(E)      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................      0.21%(E)      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.77%(E)      1.58%(C)(E)
Portfolio Turnover Rate.....................................         0%(D)         0%(D)
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and, for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Large Cap Value Portfolio
                                                             ----------------------------------------------------------------
                                                               Six Months        Year        Year        Year        Year
                                                                  Ended         Ended       Ended       Ended       Ended
                                                                April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2014           2013        2012        2011        2010
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     29.72     $     22.34  $    19.29  $    18.58  $    15.81
                                                             -----------     -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.26            0.47        0.41        0.33        0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        2.51            7.38        3.04        0.70        2.76
                                                             -----------     -----------  ----------  ----------  ----------
   Total from Investment Operations.........................        2.77            7.85        3.45        1.03        3.09
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.26)          (0.47)      (0.40)      (0.32)      (0.32)
 Net Realized Gains.........................................          --              --          --          --          --
                                                             -----------     -----------  ----------  ----------  ----------
   Total Distributions......................................       (0.26)          (0.47)      (0.40)      (0.32)      (0.32)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     32.23     $     29.72  $    22.34  $    19.29  $    18.58
===========================================================  ===========     ===========  ==========  ==========  ==========
Total Return................................................        9.35%(D)       35.52%      18.14%       5.53%      19.72%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $13,617,947     $11,963,072  $8,334,585  $7,340,344  $6,921,036
Ratio of Expenses to Average Net Assets (B).................        0.27%(E)        0.27%       0.27%       0.28%       0.28%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly) (B)..................        0.27%(E)        0.27%       0.27%       0.28%       0.28%
Ratio of Net Investment Income to Average Net Assets........        1.66%(E)        1.82%       1.99%       1.63%       1.86%
------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    14.58
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.28
                                                             ----------
   Total from Investment Operations.........................       1.59
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.34)
 Net Realized Gains.........................................      (0.02)
                                                             ----------
   Total Distributions......................................      (0.36)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    15.81
===========================================================  ==========
Total Return................................................      11.76%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,863,652
Ratio of Expenses to Average Net Assets (B).................       0.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly) (B)..................       0.30%
Ratio of Net Investment Income to Average Net Assets........       2.26%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2014         2013     2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 22.63      $17.28  $ 15.32  $ 14.75  $ 11.73  $ 10.92
                                                                -------      ------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.08        0.27     0.15     0.10     0.07     0.12
  Net Gains (Losses) on Securities (Realized and Unrealized).      1.52        6.28     2.06     0.60     3.07     0.87
                                                                -------      ------  -------  -------  -------  -------
   Total from Investment Operations..........................      1.60        6.55     2.21     0.70     3.14     0.99
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.06)      (0.22)   (0.13)   (0.10)   (0.12)   (0.18)
  Net Realized Gains.........................................     (1.32)      (0.98)   (0.12)   (0.03)      --       --
                                                                -------      ------  -------  -------  -------  -------
   Total Distributions.......................................     (1.38)      (1.20)   (0.25)   (0.13)   (0.12)   (0.18)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.85      $22.63  $ 17.28  $ 15.32  $ 14.75  $ 11.73
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      7.45%(D)   40.39%   14.67%    4.69%   26.93%    9.36%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $12,061      $9,470  $49,423  $45,132  $41,316  $31,393
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.48%    0.48%    0.49%    0.52%
Ratio of Net Investment Income to Average Net Assets.........      0.74%(E)    1.42%    0.93%    0.61%    0.59%    1.12%
Portfolio Turnover Rate......................................         5%(D)      16%      20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2014         2013     2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 22.57     $ 17.26  $ 15.31  $ 14.76   $11.74   $10.91
                                                                -------     -------  -------  -------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.06        0.19     0.13     0.07     0.05     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).      1.52        6.31     2.05     0.60     3.07     0.88
                                                                -------     -------  -------  -------   ------   ------
   Total from Investment Operations..........................      1.58        6.50     2.18     0.67     3.12     0.98
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.05)      (0.21)   (0.11)   (0.09)   (0.10)   (0.15)
  Net Realized Gains.........................................     (1.32)      (0.98)   (0.12)   (0.03)      --       --
                                                                -------     -------  -------  -------   ------   ------
   Total Distributions.......................................     (1.37)      (1.19)   (0.23)   (0.12)   (0.10)   (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.78     $ 22.57  $ 17.26  $ 15.31   $14.76   $11.74
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      7.35%(D)   40.10%   14.46%    4.50%   26.66%    9.23%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $77,227     $23,305  $12,754  $10,918   $5,967   $2,930
Ratio of Expenses to Average Net Assets......................      0.62%(E)    0.62%    0.63%    0.63%    0.64%    0.67%
Ratio of Net Investment Income to Average Net Assets.........      0.54%(E)    0.95%    0.78%    0.42%    0.44%    0.91%
Portfolio Turnover Rate......................................         5%(D)      16%      20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            U.S. Targeted Value Portfolio-Institutional Class Shares
                                                   -------------------------------------------------------------------------
                                                    Six Months       Year        Year        Year        Year        Year
                                                       Ended        Ended       Ended       Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                       2014          2013        2012        2011        2010        2009
-----------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    22.60     $    17.28  $    15.32  $    14.76  $    11.70  $    10.84
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.10           0.24        0.17        0.12        0.09        0.12
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.52           6.31        2.06        0.59        3.06        0.88
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       1.62           6.55        2.23        0.71        3.15        1.00
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.07)         (0.25)      (0.15)      (0.12)      (0.09)      (0.14)
 Net Realized Gains...............................      (1.32)         (0.98)      (0.12)      (0.03)         --          --
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (1.39)         (1.23)      (0.27)      (0.15)      (0.09)      (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    22.83     $    22.60  $    17.28  $    15.32  $    14.76  $    11.70
=================================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return......................................       7.55%(D)      40.40%      14.78%       4.76%      27.02%       9.47%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,879,317     $4,180,974  $2,989,632  $2,487,929  $2,223,982  $1,449,437
Ratio of Expenses to Average Net Assets...........       0.37%(E)       0.37%       0.38%       0.38%       0.38%       0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.85%(E)       1.25%       1.03%       0.71%       0.69%       1.19%
Portfolio Turnover Rate...........................          5%(D)         16%         20%         23%         20%         17%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                     U.S. Small Cap Value Portfolio
                                                              ---------------------------------------------------------------
                                                                Six Months       Year        Year        Year        Year
                                                                   Ended        Ended       Ended       Ended       Ended
                                                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2014          2013        2012        2011        2010
------------------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period......................... $     34.48     $    26.57  $    23.50  $    22.49  $    17.69
                                                              -----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.11           0.39        0.20        0.16        0.09
  Net Gains (Losses) on Securities (Realized and Unrealized).        2.27           9.41        3.38        1.00        4.79
                                                              -----------     ----------  ----------  ----------  ----------
   Total from Investment Operations..........................        2.38           9.80        3.58        1.16        4.88
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.11)         (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.........................................       (1.60)         (1.52)      (0.33)         --          --
                                                              -----------     ----------  ----------  ----------  ----------
   Total Distributions.......................................       (1.71)         (1.89)      (0.51)      (0.15)      (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     35.15     $    34.48  $    26.57  $    23.50  $    22.49
============================================================= ===========     ==========  ==========  ==========  ==========
Total Return.................................................        7.14%(D)      39.35%      15.60%       5.13%      27.69%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $10,912,856     $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to Average Net Assets......................        0.52%(E)       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.62%(E)       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate......................................           4%(D)         14%         15%         14%         19%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2009
---------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    16.32
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.04
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.54
                                                              ----------
   Total from Investment Operations..........................       1.58
---------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.21)
  Net Realized Gains.........................................         --
                                                              ----------
   Total Distributions.......................................      (0.21)
---------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    17.69
============================================================= ==========
Total Return.................................................       9.97%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $5,669,659
Ratio of Expenses to Average Net Assets......................       0.54%++
Ratio of Net Investment Income to Average Net Assets.........       0.27%
Portfolio Turnover Rate......................................         21%+
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and, for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                             U.S. Core Equity 1 Portfolio
                                      -------------------------------------------------------------------------  ---------------
                                       Six Months       Year        Year        Year        Year        Year       Six Months
                                          Ended        Ended       Ended       Ended       Ended       Ended          Ended
                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                          2014          2013        2012        2011        2010        2009          2014
---------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of Period. $    15.74     $    12.11  $    10.78  $    10.18  $     8.54  $     7.81  $     15.62
                                      ----------     ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.13           0.25        0.21        0.17        0.15        0.15         0.13
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       1.11           3.62        1.32        0.59        1.61        0.73         1.09
                                      ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations.......................       1.24           3.87        1.53        0.76        1.76        0.88         1.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.12)         (0.24)      (0.20)      (0.16)      (0.12)      (0.15)       (0.11)
 Net Realized Gains..................      (0.07)            --          --          --          --          --        (0.16)
                                      ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions...............      (0.19)         (0.24)      (0.20)      (0.16)      (0.12)      (0.15)       (0.27)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    16.79     $    15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     16.57
===================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return.........................       7.97%(D)      32.32%      14.29%       7.47%      20.80%      11.64%        7.93%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $9,088,173     $7,566,179  $4,876,973  $3,731,411  $2,897,409  $1,989,583  $11,493,784
Ratio of Expenses to Average Net
 Assets..............................       0.19%(E)       0.19%       0.19%       0.20%       0.20%       0.22%        0.21%(E)
Ratio of Net Investment Income to
 Average Net Assets..................       1.60%(E)       1.79%       1.79%       1.49%       1.53%       2.02%        1.56%(E)
Portfolio Turnover Rate..............          1%(D)          1%          3%          5%          4%          7%           1%(D)
---------------------------------------------------------------------------------------------------------------------------------

                                              U.S. Core Equity 2 Portfolio
                                      -----------------------------------------------------------
                                         Year        Year        Year        Year        Year
                                        Ended       Ended       Ended       Ended       Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                         2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period. $    11.99  $    10.61  $    10.06  $     8.39  $     7.73
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.24        0.20        0.16        0.14        0.14
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       3.73        1.36        0.54        1.64        0.66
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.......................       3.97        1.56        0.70        1.78        0.80
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.24)      (0.18)      (0.15)      (0.11)      (0.14)
 Net Realized Gains..................      (0.10)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.34)      (0.18)      (0.15)      (0.11)      (0.14)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    15.62  $    11.99  $    10.61  $    10.06  $     8.39
===================================== ==========  ==========  ==========  ==========  ==========
Total Return.........................      33.66%      14.81%       6.98%      21.41%      10.66%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $9,989,564  $6,923,984  $5,819,906  $4,990,367  $3,804,325
Ratio of Expenses to Average Net
 Assets..............................       0.22%       0.22%       0.22%       0.23%       0.24%
Ratio of Net Investment Income to
 Average Net Assets..................       1.74%       1.74%       1.42%       1.47%       1.89%
Portfolio Turnover Rate..............          3%          5%          9%          7%          4%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Vector Equity Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014          2013        2012        2011        2010
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    15.62     $    11.61  $    10.28  $     9.82  $     8.03
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.10           0.20        0.16        0.12        0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.03           4.03        1.32        0.46        1.79
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       1.13           4.23        1.48        0.58        1.89
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.09)         (0.20)      (0.15)      (0.12)      (0.10)
 Net Realized Gains.........................................      (0.22)         (0.02)         --          --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.31)         (0.22)      (0.15)      (0.12)      (0.10)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.44     $    15.62  $    11.61  $    10.28  $     9.82
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       7.31%(D)      36.80%      14.55%       5.86%      23.65%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,201,393     $2,893,842  $2,009,177  $1,851,895  $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.32%(E)       0.32%       0.32%       0.33%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.32%(E)       0.32%       0.32%       0.33%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.25%(E)       1.50%       1.45%       1.11%       1.13%
Portfolio Turnover Rate.....................................          2%(D)          3%          9%         10%         11%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     7.48
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.11
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.57
                                                             ----------
   Total from Investment Operations.........................       0.68
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.13)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.13)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     8.03
===========================================================  ==========
Total Return................................................       9.47%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,178,114
Ratio of Expenses to Average Net Assets.....................       0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.35%
Ratio of Net Investment Income to Average Net Assets........       1.60%
Portfolio Turnover Rate.....................................         11%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             U.S. Small Cap Portfolio
                                   -------------------------------------------------------------------------    --------------
                                    Six Months       Year        Year        Year        Year         Year       Six Months
                                       Ended        Ended       Ended       Ended       Ended        Ended          Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,      April 30,
                                       2014          2013        2012        2011        2010         2009          2014
-------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)                                                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    30.03     $    23.11  $    20.55  $    19.06  $    14.89  $    13.35    $    19.64
                                   ----------     ----------  ----------  ----------  ----------  ----------    ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).       0.13           0.35        0.25        0.18        0.13        0.06          0.07
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       1.20           8.13        2.53        1.49        4.17        1.65          0.78
                                   ----------     ----------  ----------  ----------  ----------  ----------    ----------
   Total from Investment
    Operations....................       1.33           8.48        2.78        1.67        4.30        1.71          0.85
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.11)         (0.36)      (0.22)      (0.18)      (0.13)      (0.17)        (0.06)
 Net Realized Gains...............      (0.94)         (1.20)         --          --          --          --         (0.90)
                                   ----------     ----------  ----------  ----------  ----------  ----------    ----------
   Total Distributions............      (1.05)         (1.56)      (0.22)      (0.18)      (0.13)      (0.17)        (0.96)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    30.31     $    30.03  $    23.11  $    20.55  $    19.06  $    14.89    $    19.53
================================== ===========    ==========  ==========  ==========  ==========  ==========    ===========
Total Return......................       4.54%(D)      39.03%      13.61%       8.76%      28.99%      13.08%         4.46%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $8,391,412     $7,446,827  $4,563,345  $3,770,323  $3,391,457  $2,522,001    $4,803,585
Ratio of Expenses to Average Net
 Assets...........................       0.37%(E)       0.37%       0.37%       0.37%       0.37%       0.40%**       0.52%(E)
Ratio of Net Investment Income to
 Average Net Assets...............       0.88%(E)       1.33%       1.14%       0.84%       0.76%       0.50%         0.69%(E)
Portfolio Turnover Rate...........          4%(D)         10%         16%         23%         19%         17%*           6%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                               U.S. Micro Cap Portfolio
                                   -----------------------------------------------------------
                                      Year        Year        Year        Year         Year
                                     Ended       Ended       Ended       Ended        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                      2013        2012        2011        2010         2009
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    14.84  $    13.24  $    12.25  $     9.57  $     9.19
                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).       0.19        0.14        0.09        0.06        0.03
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       5.57        1.59        0.99        2.68        0.54
                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       5.76        1.73        1.08        2.74        0.57
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.20)      (0.13)      (0.09)      (0.06)      (0.19)
 Net Realized Gains...............      (0.76)         --          --          --          --
                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (0.96)      (0.13)      (0.09)      (0.06)      (0.19)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
================================== ==========  ==========  ==========  ==========  ==========
Total Return......................      41.34%      13.13%       8.85%      28.77%       6.61%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $4,695,831  $3,437,958  $3,257,719  $3,178,286  $2,818,365
Ratio of Expenses to Average Net
 Assets...........................       0.52%       0.52%       0.52%       0.52%       0.54%**
Ratio of Net Investment Income to
 Average Net Assets...............       1.16%       0.99%       0.69%       0.58%       0.38%
Portfolio Turnover Rate...........         11%         15%         14%          9%         12%*
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and, for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year        Year        Year        Year      Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2014          2013        2012        2011        2010        2009         2014
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    27.77     $    25.83  $    23.25  $    21.24  $    15.29  $    16.16  $    22.20
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.54           0.67        0.57        0.40        0.58        0.58        0.44
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.74           1.95        2.74        1.93        5.92       (0.62)       0.65
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       2.28           2.62        3.31        2.33        6.50       (0.04)       1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.55)         (0.68)      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.55)         (0.68)      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    29.50     $    27.77  $    25.83  $    23.25  $    21.24  $    15.29  $    22.99
==================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       8.49%(D)      10.28%      14.45%      11.09%      43.21%       0.98%       4.97%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,544,970     $4,677,418  $3,716,389  $3,098,647  $2,689,552  $2,018,559  $3,047,190
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.22%       0.32%       0.33%       0.36%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)..........       0.19%(E)       0.19%       0.23%       0.32%       0.33%       0.36%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       3.96%(E)       2.42%       2.29%       1.76%       3.13%       4.54%       4.00%(E)
Portfolio Turnover Rate.............          0%(D)          1%          0%          3%          2%          2%          3%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                        Year        Year         Year        Year        Year
                                       Ended       Ended        Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                        2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    18.33  $    17.91  $    19.42   $    18.02  $    14.81
                                     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.58        0.60        0.63         0.48        0.48
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.90        0.40       (1.53)        1.43        3.16
                                     ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations......................       4.48        1.00       (0.90)        1.91        3.64
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
                                     ----------  ----------  ----------   ----------  ----------
   Total Distributions..............      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    22.20  $    18.33  $    17.91   $    19.42  $    18.02
==================================== ==========  ==========  ==========   ==========  ==========
Total Return........................      24.85%       5.89%      (4.86)%      10.99%      25.20%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $2,755,114  $2,055,759  $1,704,149   $1,616,686  $1,364,351
Ratio of Expenses to Average Net
 Assets.............................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)..........       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Net Investment Income to
 Average Net Assets.................       2.90%       3.38%       3.19%        2.65%       3.14%
Portfolio Turnover Rate.............          5%          4%          3%           7%         12%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 International Core Equity Portfolio
                                                             ----------------------------------------------------------------
                                                               Six Months       Year        Year         Year        Year
                                                                  Ended        Ended       Ended        Ended       Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014          2013        2012         2011        2010
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     12.57     $    10.10  $     9.89  $    10.78   $     9.79
                                                             -----------     ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.22           0.31        0.31        0.33         0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.52           2.47        0.20       (0.89)        0.96
                                                             -----------     ----------  ----------  ----------   ----------
   Total from Investment Operations.........................        0.74           2.78        0.51       (0.56)        1.19
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.14)         (0.31)      (0.30)      (0.33)       (0.20)
                                                             -----------     ----------  ----------  ----------   ----------
   Total Distributions......................................       (0.14)         (0.31)      (0.30)      (0.33)       (0.20)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     13.17     $    12.57  $    10.10  $     9.89   $    10.78
===========================================================  ===========     ==========  ==========  ==========   ==========
Total Return................................................        5.97%(D)      27.98%       5.49%      (5.49)%      12.48%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $11,462,175     $9,508,466  $6,482,738  $5,395,884   $4,866,989
Ratio of Expenses to Average Net Assets.....................        0.38%(E)       0.39%       0.40%       0.40%        0.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.38%(E)       0.39%       0.40%       0.40%        0.40%
Ratio of Net Investment Income to Average Net Assets........        3.47%(E)       2.80%       3.18%       2.96%        2.31%
Portfolio Turnover Rate.....................................           4%(D)          3%          5%          3%           2%
------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     7.46
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.32
                                                             ----------
   Total from Investment Operations.........................       2.55
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.22)
                                                             ----------
   Total Distributions......................................      (0.22)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.79
===========================================================  ==========
Total Return................................................      34.81%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,699,842
Ratio of Expenses to Average Net Assets.....................       0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.41%
Ratio of Net Investment Income to Average Net Assets........       2.84%
Portfolio Turnover Rate.....................................          5%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                        International Small Company Portfolio
                                     --------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year         Year        Year        Year      Six Months
                                         Ended        Ended       Ended        Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2014          2013        2012         2011        2010        2009         2014
--------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    19.40     $    15.28  $    15.21  $    16.14   $    13.99  $    10.07   $  19.33
                                     ----------     ----------  ----------  ----------   ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.20           0.42        0.38        0.40         0.28        0.28       0.15
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.20           4.16        0.39       (0.83)        2.13        3.91      (0.64)
                                     ----------     ----------  ----------  ----------   ----------  ----------   --------
   Total from Investment
    Operations......................       1.40           4.58        0.77       (0.43)        2.41        4.19      (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.23)         (0.37)      (0.42)      (0.50)       (0.26)      (0.27)     (0.55)
  Net Realized Gains................      (0.54)         (0.09)      (0.28)         --           --          --         --
                                     ----------     ----------  ----------  ----------   ----------  ----------   --------
   Total Distributions..............      (0.77)         (0.46)      (0.70)      (0.50)       (0.26)      (0.27)     (0.55)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.03     $    19.40  $    15.28  $    15.21   $    16.14  $    13.99   $  18.29
===================================  ===========    ==========  ==========  ==========   ==========  ==========  ===========
Total Return........................       7.61%(D)      30.66%       5.63%      (2.92)%      17.61%      42.34%     (2.58)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $9,220,830     $8,520,717  $6,423,160  $5,834,015   $5,511,594  $4,269,864   $379,944
Ratio of Expenses to Average Net
 Assets (B).........................       0.53%(E)       0.54%       0.56%       0.55%        0.56%       0.57%      0.55%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees) (B)..........................       0.53%(E)       0.54%       0.56%       0.55%        0.56%       0.57%      0.55%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       2.04%(E)       2.47%       2.58%       2.37%        1.94%       2.48%      1.63%(E)
--------------------------------------------------------------------------------------------------------------------------------

                                       Japanese Small Company Portfolio
                                     -------------------------------------------------
                                       Year      Year      Year      Year      Year
                                      Ended     Ended     Ended     Ended     Ended
                                     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                       2013      2012      2011      2010      2009
--------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $  14.99  $  15.24  $  14.13  $  14.32  $  11.97
                                     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..     0.26      0.29      0.27      0.22      0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........     4.21     (0.26)     1.08     (0.18)     2.39
                                     --------  --------  --------  --------  --------
   Total from Investment
    Operations......................     4.47      0.03      1.35      0.04      2.61
--------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
  Net Realized Gains................       --        --        --        --        --
                                     --------  --------  --------  --------  --------
   Total Distributions..............    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
===================================  ========  ========  ========  ========  ========
Total Return........................    30.06%     0.20%     9.57%     0.33%    22.08%
--------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $414,132  $293,968  $163,120  $114,933  $114,058
Ratio of Expenses to Average Net
 Assets (B).........................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees) (B)..........................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Net Investment Income to
 Average Net Assets.................     1.51%     1.88%     1.74%     1.52%     1.68%
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Asia Pacific Small Company Portfolio
                                                      ----------------------------------------------------------------
                                                       Six Months      Year      Year       Year      Year      Year
                                                          Ended       Ended     Ended      Ended     Ended     Ended
                                                        April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                          2014         2013      2012       2011      2010      2009
------------------------------------------------------------------------------------------------------------------------
                                                       (Unaudited)
Net Asset Value, Beginning of Period.................  $  24.82      $  23.22  $  23.04  $  25.64   $  20.59  $  11.67
                                                       --------      --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.34          1.01      0.87      0.85       0.69      0.50
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................     (0.41)         1.37      0.58     (2.16)      4.99      8.95
                                                       --------      --------  --------  --------   --------
   Total from Investment Operations..................     (0.07)         2.38      1.45     (1.31)      5.68      9.45
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.96)        (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
  Net Realized Gains.................................        --            --        --        --         --        --
                                                       --------      --------  --------  --------   --------  --------
   Total Distributions...............................     (0.96)        (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................  $  23.79      $  24.82  $  23.22  $  23.04   $  25.64  $  20.59
===================================================== ===========    ========  ========  ========   ========  ========
Total Return.........................................     (0.01)%(D)    10.46%     7.09%    (5.59)%    28.36%    84.11%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................  $396,973      $331,166  $238,191  $139,262   $131,511  $101,853
Ratio of Expenses to Average Net Assets (B)..........      0.55%(E)      0.57%     0.59%     0.60%      0.63%     0.65%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumptions of Expenses and/or
 Recovery of Previously Waived Fees) (B).............      0.55%(E)      0.57%     0.59%     0.60%      0.61%     0.65%
Ratio of Net Investment Income to Average Net Assets.      2.93%(E)      4.26%     3.91%     3.34%      3.14%     3.53%
------------------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                                      ----------------------------------------------------------
                                                      Six Months      Year     Year     Year      Year     Year
                                                         Ended       Ended    Ended    Ended     Ended    Ended
                                                       April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                         2014         2013     2012     2011      2010     2009
-----------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................   $ 36.96     $ 27.81  $ 23.44  $ 24.24   $ 19.83  $ 14.27
                                                        -------     -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.45        0.88     0.69     0.82      0.50     0.55
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................      2.90        9.17     4.47    (0.85)     4.41     5.44
                                                        -------     -------  -------  -------   -------  -------
   Total from Investment Operations..................      3.35       10.05     5.16    (0.03)     4.91     5.99
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.51)      (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
  Net Realized Gains.................................     (0.41)         --       --       --        --       --
                                                        -------     -------  -------  -------   -------  -------
   Total Distributions...............................     (0.92)      (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $ 39.39     $ 36.96  $ 27.81  $ 23.44   $ 24.24  $ 19.83
===================================================== ===========   ======== ======== ========  ======== ========
Total Return.........................................      9.27%(D)   36.81%   22.82%   (0.28)%   25.37%   42.81%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $39,154     $37,096  $31,316  $33,869   $33,751  $27,863
Ratio of Expenses to Average Net Assets (B)..........      0.59%(E)    0.59%    0.60%    0.60%     0.60%    0.61%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumptions of Expenses and/or
 Recovery of Previously Waived Fees) (B).............      0.61%(E)    0.63%    0.63%    0.62%     0.64%    0.70%
Ratio of Net Investment Income to Average Net Assets.      2.36%(E)    2.79%    2.83%    3.26%     2.39%    3.62%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                             Continental Small Company Portfolio
                                      -----------------------------------------------------------------------------
                                        Six Months         Year         Year         Year         Year         Year
                                           Ended          Ended        Ended        Ended        Ended        Ended
                                         April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                           2014            2013         2012         2011         2010         2009
------------------------------------------------------------------------------------------------------------------------
                                        (Unaudited)
Net Asset Value, Beginning of Period.  $  20.26        $  14.51     $  14.66     $  16.93     $  15.02     $  10.73
                                       --------        --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....      0.18            0.37         0.39         0.39         0.27         0.28
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........      2.78            5.78        (0.17)       (2.20)        1.89         4.29
                                       --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations.......................      2.96            6.15         0.22        (1.81)        2.16         4.57
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.04)          (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
                                       --------        --------     --------     --------     --------     --------
   Total Distributions...............     (0.04)          (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  23.18        $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
===================================== ===========      ========     ========     ========     ========     ========
Total Return.........................     14.65%(D)       42.99%        1.85%      (11.09)%      14.85%       43.12%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $194,235        $170,806     $106,316     $117,452     $128,106     $110,926
Ratio of Expenses to Average Net
 Assets..............................      0.56%(B)(E)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.62%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)...........      0.56%(B)(E)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.61%(B)
Ratio of Net Investment Income to
 Average Net Assets..................      1.68%(E)        2.16%        2.78%        2.25%        1.78%        2.39%
Portfolio Turnover Rate..............       N/A             N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------

                                                DFA International Real Estate Securities Portfolio
                                      ----------------------------------------------------------------------
                                       Six Months       Year        Year         Year       Year      Year
                                          Ended        Ended       Ended        Ended      Ended     Ended
                                        April 30,     Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,
                                          2014          2013        2012         2011       2010      2009
-------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of Period. $     5.48     $     5.67  $     4.90  $     5.58   $   5.24  $   4.18
                                      ----------     ----------  ----------  ----------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.09           0.22        0.27        0.30       0.31      0.26
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       0.12           0.25        0.75       (0.33)      0.58      0.91
                                      ----------     ----------  ----------  ----------   --------  --------
   Total from Investment
    Operations.......................       0.21           0.47        1.02       (0.03)      0.89      1.17
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.26)         (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
                                      ----------     ----------  ----------  ----------   --------  --------
   Total Distributions...............      (0.26)         (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     5.43     $     5.48  $     5.67  $     4.90   $   5.58  $   5.24
===================================== ===========    ==========  ==========  ==========   ========  ========
Total Return.........................       4.37%(D)       9.24%      22.34%      (0.43)%    18.96%    29.25%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,572,390     $2,158,977  $1,531,708  $1,060,156   $958,554  $742,329
Ratio of Expenses to Average Net
 Assets..............................       0.38%(E)       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)...........       0.38%(E)       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Net Investment Income to
 Average Net Assets..................       3.68%(E)       4.07%       5.45%       5.73%      6.42%     6.40%
Portfolio Turnover Rate..............          1%(D)          5%          3%          7%         6%        5%
-------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                     DFA Global Real Estate Securities Portfolio
                                ----------------------------------------------------------------------------------
                                   Six Months          Year           Year          Year         Year         Year
                                      Ended           Ended          Ended         Ended        Ended        Ended
                                    April 30,        Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                      2014             2013           2012          2011         2010         2009
-----------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     9.59        $     9.33     $     8.21     $   8.28     $   6.75     $   6.04
                                ----------        ----------     ----------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.27              0.49           0.29         0.41         0.40         0.19
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       0.33              0.37           1.07         0.06         1.60         0.62
                                ----------        ----------     ----------     --------     --------
   Total from Investment
    Operations.................       0.60              0.86           1.36         0.47         2.00         0.81
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.32)            (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
 Net Realized Gains............         --                --             --           --           --           --
                                ----------        ----------     ----------     --------     --------     --------
   Total Distributions.........      (0.32)            (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     9.87        $     9.59     $     9.33     $   8.21     $   8.28     $   6.75
=============================== ===========       ==========     ==========     ========     ========     ========
Total Return...................       6.76%(D)          9.74%         17.33%        6.17%       31.38%       13.81%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,557,817        $2,082,707     $1,315,547     $869,348     $695,461     $432,502
Ratio of Expenses to Average
 Net Assets....................       0.32%(B)(E)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)     0.47%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Waivers
 and Assumption of Expenses
 and/or Recovery of Previously
 Waived Fees and Fees Paid
 Indirectly)...................       0.55%(B)(E)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)     0.79%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       5.98%(E)          5.18%          3.38%        5.01%        5.59%        3.40%
Portfolio Turnover Rate........        N/A               N/A            N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------

                                                 DFA International Small Cap Value Portfolio
                                ----------------------------------------------------------------------------
                                  Six Months        Year        Year         Year        Year        Year
                                     Ended         Ended       Ended        Ended       Ended       Ended
                                   April 30,      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                     2014           2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     20.17     $     15.16  $    14.85  $    16.16   $    14.92  $    10.82
                                -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................        0.18            0.37        0.34        0.34         0.24        0.26
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................        1.65            5.21        0.61       (0.98)        1.22        4.14
                                -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations.................        1.83            5.58        0.95       (0.64)        1.46        4.40
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.20)          (0.36)      (0.36)      (0.38)       (0.22)      (0.24)
 Net Realized Gains............       (0.30)          (0.21)      (0.28)      (0.29)          --       (0.06)
                                -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions.........       (0.50)          (0.57)      (0.64)      (0.67)       (0.22)      (0.30)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     21.50     $     20.17  $    15.16  $    14.85   $    16.16  $    14.92
=============================== ===========     ===========  ==========  ==========   ==========  ==========
Total Return...................        9.33%(D)       37.79%       6.92%      (4.39)%      10.01%      41.42%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $12,347,592     $11,148,899  $8,266,610  $7,459,144   $7,655,318  $6,859,957
Ratio of Expenses to Average
 Net Assets....................        0.68%(E)        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Expenses to Average
 Net Assets (Excluding Waivers
 and Assumption of Expenses
 and/or Recovery of Previously
 Waived Fees and Fees Paid
 Indirectly)...................        0.68%(E)        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Net Investment Income
 to Average Net Assets.........        1.75%(E)        2.16%       2.30%       2.05%        1.57%       2.19%
Portfolio Turnover Rate........           4%(D)           9%         18%         16%          18%         22%
-------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   International Vector Equity Portfolio
                                                    ------------------------------------------------------------------

                                                     Six Months       Year       Year       Year      Year      Year
                                                        Ended        Ended      Ended      Ended     Ended     Ended
                                                      April 30,     Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                        2014          2013       2012       2011      2010      2009
------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    11.75     $     9.33  $   9.34  $  10.28   $   9.22  $   6.74
                                                    ----------     ----------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................       0.17           0.26      0.27      0.29       0.18      0.17
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................       0.59           2.44      0.14     (0.87)      1.05      2.46
                                                    ----------     ----------  --------  --------   --------  --------
   Total from Investment Operations................       0.76           2.70      0.41     (0.58)      1.23      2.63
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................      (0.09)         (0.25)    (0.27)    (0.29)     (0.17)    (0.15)
 Net Realized Gains................................      (0.08)         (0.03)    (0.15)    (0.07)        --        --
                                                    ----------     ----------  --------  --------   --------  --------
   Total Distributions.............................      (0.17)         (0.28)    (0.42)    (0.36)     (0.17)    (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.34     $    11.75  $   9.33  $   9.34   $  10.28  $   9.22
=================================================== ===========    ==========  ========  ========   ========  ========
Total Return.......................................       6.65%(D)      29.52%     4.90%    (5.99)%    13.62%    39.52%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,296,449     $1,090,774  $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets............       0.50%(E)       0.51%     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees and Fees Paid
 Indirectly).......................................       0.50%(E)       0.51%     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net
 Assets............................................       2.83%(E)       2.51%     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate............................          4%(D)          2%        5%       10%         5%        8%
------------------------------------------------------------------------------------------------------------------------

                                                                         World ex U.S. Value Portfolio
                                                    --------------------------------------------------------------
                                                                                                               Period
                                                      Six Months         Year        Year        Year         Aug. 23,
                                                         Ended          Ended       Ended       Ended        2010(a) to
                                                       April 30,       Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                                         2014            2013        2012        2011           2010
----------------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period...............  $  11.93        $   9.94     $  9.96     $ 11.35      $ 10.00
                                                     --------        --------     -------     -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................      0.25            0.29        0.29        0.30         0.02
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................      0.20            2.02       (0.05)      (1.35)        1.33
                                                     --------        --------     -------     -------      -------
   Total from Investment Operations................      0.45            2.31        0.24       (1.05)        1.35
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................     (0.19)          (0.32)      (0.26)      (0.26)          --
 Net Realized Gains................................        --              --          --       (0.08)          --
                                                     --------        --------     -------     -------      -------
   Total Distributions.............................     (0.19)          (0.32)      (0.26)      (0.34)          --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  12.19        $  11.93     $  9.94     $  9.96      $ 11.35
=================================================== ===========      ========     ========    ========    ==========
Total Return.......................................      3.85%(D)       23.61%       2.70%      (9.59)%      13.50%(D)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $119,072        $117,587     $57,197     $47,165      $29,616
Ratio of Expenses to Average Net Assets............      0.60%(B)(E)     0.60%(B)    0.60%(B)    0.60%(B)     0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees and Fees Paid
 Indirectly).......................................      0.76%(B)(E)     0.76%(B)    0.84%(B)    0.91%(B)     1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net
 Assets............................................      4.29%(E)        2.61%       2.97%       2.64%        0.76%(C)(E)
Portfolio Turnover Rate............................       N/A             N/A         N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                World ex U.S. Targeted       World ex U.S. Core Equity
                                                                    Value Portfolio                  Portfolio
                                                             ----------------------        -----------------------
                                                                               Period                        Period
                                                             Six Months       Nov. 1,      Six Months       April 9,
                                                                Ended        2012(a) to       Ended        2013(a) to
                                                              April 30,       Oct. 31,      April 30,       Oct. 31,
                                                                2014            2013          2014            2013
--------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)                   (Unaudited)
Net Asset Value, Beginning of Period........................  $  12.46      $ 10.00         $  10.77      $  10.00
                                                              --------      -------         --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.10         0.20             0.10          0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.58         2.46             0.35          0.77
                                                              --------      -------         --------      --------
  Total from Investment Operations..........................      0.68         2.66             0.45          0.95
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.13)       (0.20)           (0.10)        (0.18)
 Net Realized Gains.........................................     (0.15)          --            (0.01)           --
                                                              --------      -------         --------      --------
  Total Distributions.......................................     (0.28)       (0.20)           (0.11)        (0.18)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.86      $ 12.46         $  11.11      $  10.77
===========================================================  ===========   ==========      ===========   ==========
Total Return................................................      5.62%(D)    26.90%(D)         4.20%(D)      9.62%(D)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $144,157      $96,010         $214,650      $129,720
Ratio of Expenses to Average Net Assets(B)..................      0.70%(E)     0.79%(C)(E)      0.47%(E)      0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees)(B)............................................      1.18%(E)     1.27%(C)(E)      0.88%(E)      0.97%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.58%(E)     1.78%(C)(E)      1.81%(E)      3.12%(C)(E)
--------------------------------------------------------------------------------------------------------------------------

                                                                Selectively Hedged Global Equity
                                                                           Portfolio
                                                             -------------------------------
                                                                                        Period
                                                             Six Months      Year      Nov. 14,
                                                                Ended       Ended     2011(a) to
                                                              April 30,    Oct. 31,    Oct. 31,
                                                                2014         2013        2012
---------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.63     $ 10.87   $ 10.00
                                                              --------     -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.10        0.24      0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.63        2.65      0.87
                                                              --------     -------   -------
  Total from Investment Operations..........................      0.73        2.89      1.09
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.32)      (0.10)    (0.22)
 Net Realized Gains.........................................     (0.14)      (0.03)       --
                                                              --------     -------   -------
  Total Distributions.......................................     (0.46)      (0.13)    (0.22)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.90     $ 13.63   $ 10.87
===========================================================  ===========   ======== ==========
Total Return................................................      5.55%(D)   26.86%    11.11%(D)
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $110,360     $91,348   $34,950
Ratio of Expenses to Average Net Assets(B)..................      0.40%(E)    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees)(B)............................................      0.69%(E)    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.53%(E)    1.93%     2.13%(C)(E)
---------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              Emerging Markets Portfolio
                                     ---------------------------------------------------------------------------  --------------
                                       Six Months       Year        Year         Year        Year        Year      Six Months
                                          Ended        Ended       Ended        Ended       Ended       Ended         Ended
                                        April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                          2014          2013        2012         2011        2010        2009         2014
---------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    26.97      $    26.06  $    26.68  $    30.90   $    25.23  $    17.05  $    21.10
                                     ----------      ----------  ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.17            0.52        0.55        0.61         0.48        0.42        0.15
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.78)           1.17        0.37       (2.53)        6.07        8.42        0.23
                                     ----------      ----------  ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.61)           1.69        0.92       (1.92)        6.55        8.84        0.38
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.16)          (0.50)      (0.50)      (0.53)       (0.46)      (0.41)      (0.19)
  Net Realized Gains................      (0.16)          (0.28)      (1.04)      (1.77)       (0.42)      (0.25)      (0.33)
                                     ----------      ----------  ----------  ----------   ----------  ----------  ----------
   Total Distributions..............      (0.32)          (0.78)      (1.54)      (2.30)       (0.88)      (0.66)      (0.52)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    26.04      $    26.97  $    26.06  $    26.68   $    30.90  $    25.23  $    20.96
===================================  ===========     ==========  ==========  ==========   ==========  ==========  ===========
Total Return........................      (2.27)%(D)       6.58%       4.08%      (6.82)%      26.53%      53.39%       1.89%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,877,444      $3,655,740  $2,797,177  $2,313,035   $2,372,498  $1,966,288  $4,318,150
Ratio of Expenses to Average Net
 Assets (B).........................       0.56%(E)        0.57%       0.61%       0.61%        0.60%       0.62%       0.72%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       1.38%(E)        1.97%       2.14%       2.07%        1.76%       2.15%       1.45%(E)
---------------------------------------------------------------------------------------------------------------------------------

                                          Emerging Markets Small Cap Portfolio
                                     ------------------------------------------------------------
                                        Year        Year         Year        Year        Year
                                       Ended       Ended        Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                        2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    20.33  $    19.85  $    24.26   $    17.45  $     9.33
                                     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.40        0.40        0.42         0.34        0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.37        0.83       (3.67)        6.79        8.14
                                     ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations......................       1.77        1.23       (3.25)        7.13        8.40
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.39)      (0.35)      (0.40)       (0.32)      (0.28)
  Net Realized Gains................      (0.61)      (0.40)      (0.76)          --          --
                                     ----------  ----------  ----------   ----------  ----------
   Total Distributions..............      (1.00)      (0.75)      (1.16)       (0.32)      (0.28)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.10  $    20.33  $    19.85   $    24.26  $    17.45
===================================  ==========  ==========  ==========   ==========  ==========
Total Return........................       8.92%       6.71%     (14.03)%      41.33%      91.35%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,041,863  $2,907,673  $1,832,745   $1,833,038  $1,133,958
Ratio of Expenses to Average Net
 Assets (B).........................       0.75%       0.82%       0.79%        0.78%       0.80%
Ratio of Net Investment Income to
 Average Net Assets.................       1.91%       2.01%       1.86%        1.70%       2.05%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                    Emerging Markets Value Portfolio-Class R2 Shares+
                                                              ------------------------------------------------------------
                                                              Six Months       Year      Year     Year      Year     Year
                                                                 Ended        Ended     Ended    Ended     Ended    Ended
                                                               April 30,     Oct. 31,  Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                 2014          2013      2012     2011      2010     2009
---------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 29.27      $  28.21  $ 29.02  $ 36.35   $ 46.84  $ 85.43
                                                                -------      --------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.17          0.47     0.50     0.20      0.56     0.56
  Net Gains (Losses) on Securities (Realized and Unrealized).     (1.21)         1.68    (0.45)   (5.45)     9.18    21.36
                                                                -------      --------  -------  -------   -------  -------
   Total from Investment Operations..........................     (1.04)         2.15     0.05    (5.25)     9.74    21.92
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.23)        (0.50)   (0.47)   (0.45)    (7.12)   (6.00)
  Net Realized Gains.........................................     (0.42)        (0.59)   (0.39)   (1.63)   (13.11)  (54.52)
                                                                -------      --------  -------  -------   -------  -------
   Total Distributions.......................................     (0.65)        (1.09)   (0.86)   (2.08)   (20.23)  (60.52)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 27.58      $  29.27  $ 28.21  $ 29.02   $ 36.35  $ 46.83
============================================================= ===========    ========  ======== ========  ======== ========
Total Return.................................................     (3.57)%(D)     7.75%    0.43%  (15.24)%   29.71%   78.29%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $99,196      $106,070  $99,111  $78,157   $39,668  $ 5,082
Ratio of Expenses to Average Net Assets (B)..................      0.80%(E)      0.82%    0.86%    0.86%     0.86%    0.90%
Ratio of Net Investment Income to Average Net Assets.........      1.25%(E)      1.65%    1.78%    1.56%     1.39%    1.39%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                    Emerging Markets Value Portfolio-Institutional Class Shares
                                         --------------------------------------------------------------------------------
                                           Six Months         Year         Year         Year          Year        Year
                                              Ended          Ended        Ended        Ended         Ended       Ended
                                            April 30,       Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,
                                              2014            2013         2012         2011          2010        2009
--------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     29.28      $     28.22  $     29.02  $     36.27   $     28.90  $    19.36
                                         -----------      -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.20             0.55         0.57         0.64          0.45        0.38
 Net Gains (Losses) on
   Securities (Realized and Unrealized).       (1.21)            1.67        (0.44)       (5.72)         8.01       12.41
                                         -----------      -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations.....       (1.01)            2.22         0.13        (5.08)         8.46       12.79
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.25)           (0.57)       (0.54)       (0.54)        (0.39)      (0.34)
 Net Realized Gains.....................       (0.42)           (0.59)       (0.39)       (1.63)        (0.70)      (2.91)
                                         -----------      -----------  -----------  -----------   -----------  ----------
   Total Distributions..................       (0.67)           (1.16)       (0.93)       (2.17)        (1.09)      (3.25)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     27.60      $     29.28  $     28.22  $     29.02   $     36.27  $    28.90
=======================================  ===========      ===========  ===========  ===========   ===========  ==========
Total Return............................       (3.41)%(D)        8.01%        0.70%      (14.84)%       30.04%      78.59%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $18,774,410      $19,162,837  $16,589,619  $13,730,213   $11,542,870  $7,401,266
Ratio of Expenses to Average Net Assets
 (B)....................................        0.55%(E)         0.57%        0.61%        0.61%         0.60%       0.62%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.52%(E)         1.91%        2.03%        1.88%         1.40%       1.76%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                 Emerging Markets Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months         Year        Year         Year        Year
                                                                  Ended          Ended       Ended        Ended       Ended
                                                                April 30,       Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014            2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     20.09      $     19.00  $    18.73  $    21.31   $    16.49
                                                             -----------      -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.13             0.39        0.41        0.43         0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       (0.38)            1.07        0.23       (2.65)        4.81
                                                             -----------      -----------  ----------  ----------   ----------
   Total from Investment Operations.........................       (0.25)            1.46        0.64       (2.22)        5.11
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.12)           (0.37)      (0.37)      (0.36)       (0.29)
                                                             -----------      -----------  ----------  ----------   ----------
   Total Distributions......................................       (0.12)           (0.37)      (0.37)      (0.36)       (0.29)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     19.72      $     20.09  $    19.00  $    18.73   $    21.31
===========================================================  ===========      ===========  ==========  ==========   ==========
Total Return................................................       (1.21)%(D)        7.75%       3.55%     (10.59)%      31.30%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $14,261,288      $13,020,962  $8,594,707  $5,367,473   $4,179,882
Ratio of Expenses to Average Net Assets.....................        0.61%(E)         0.63%       0.68%       0.67%        0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.61%(E)         0.63%       0.68%       0.68%        0.65%
Ratio of Net Investment Income to Average Net Assets........        1.35%(E)         1.97%       2.18%       2.04%        1.63%
Portfolio Turnover Rate.....................................           1%(D)            1%          1%          1%           4%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.88
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).       6.56
                                                             ----------
   Total from Investment Operations.........................       6.81
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)
                                                             ----------
   Total Distributions......................................      (0.20)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.49
===========================================================  ==========
Total Return................................................      69.47%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $2,455,035
Ratio of Expenses to Average Net Assets.....................       0.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.67%
Ratio of Net Investment Income to Average Net Assets........       2.03%
Portfolio Turnover Rate.....................................          6%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, of which thirty (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 04/30/14
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         81%
Japanese Small Company Portfolio             The Japanese Small Company Series                       17%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   28%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             99%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       83%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   72%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    28%
                                             DFA International Real Estate Securities Portfolio      40%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                  --
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                    --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      1%
                                             Emerging Markets Core Equity Portfolio                   --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series and DEM), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series and DEM), World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S.

Targeted Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2014, Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $1,029,767 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the six months ended April 30, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Large Cap Equity Portfolio........ 0.15%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%
                 U.S. Core Equity 1 Portfolio........... 0.17%
                 U.S. Core Equity 2 Portfolio........... 0.20%
                 U.S. Vector Equity Portfolio........... 0.30%

           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the six months ended April 30, 2014, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invested substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment advisory agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series. Further, prior to February 28, 2014, the Portfolios and the U.S. Targeted Value Portfolio each were provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for each of these Portfolios were combined into an investment management agreement that provides for an investment management fee, equal to each Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands).

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



The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%          --             $    45
U.S. Targeted Value Portfolio (2)......................    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1).......................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1).......................    0.26%          --                  --
U.S. Vector Equity Portfolio (1).......................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)...............    0.18%          --               1,009
International Core Equity Portfolio (1)................    0.49%          --                  --
International Small Company Portfolio (3)..............    0.45%          --                  --
Japanese Small Company Portfolio (4)...................    0.47%          --                  --
Asia Pacific Small Company Portfolio (4)...............    0.47%          --                  --
United Kingdom Small Company Portfolio (4).............    0.47%          --                  32
Continental Small Company Portfolio (4)................    0.47%          --                  --
DFA International Real Estate Securities Portfolio (1).    0.65%          --                  --
DFA Global Real Estate Securities Portfolio (5)........    0.32%          --              10,337
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (6)......................    0.60%          --                 447
World ex U.S. Targeted Value Portfolio (7).............    0.80%          --                 546
World ex U.S. Core Equity Portfolio (8)................    0.47%          --                 491
Selectively Hedged Global Equity Portfolio (9).........    0.40%          --                 497
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (10).....................    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (10).....................    0.77%          --                  --
Emerging Markets Value Portfolio (11)..................    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      3
         International Core Equity Portfolio................     17
         DFA International Real Estate Securities Portfolio.      6
         DFA International Small Cap Value Portfolio........      6
         International Vector Equity Portfolio..............      2
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................     --
         Emerging Markets Core Equity Portfolio.............     46

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $130 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio.. $  8
                  U.S. Large Cap Equity Portfolio........    1
                  U.S. Large Cap Value Portfolio.........  302
                  U.S. Targeted Value Portfolio..........   87
                  U.S. Small Cap Value Portfolio.........  278
                  U.S. Core Equity 1 Portfolio...........  133
                  U.S. Core Equity 2 Portfolio...........  210
                  U.S. Vector Equity Portfolio...........   64
                  U.S. Small Cap Portfolio...............  147
                  U.S. Micro Cap Portfolio...............  139
                  DFA Real Estate Securities Portfolio...  108
                  Large Cap International Portfolio......   70
                  International Core Equity Portfolio....  196
                  International Small Company Portfolio..  211
                  Japanese Small Company Portfolio.......    8
                  Asia Pacific Small Company Portfolio...    6
                  United Kingdom Small Company Portfolio.    1
                  Continental Small Company Portfolio....    5

            DFA International Real Estate Securities Portfolio. $ 40
            DFA Global Real Estate Securities Portfolio........   29
            DFA International Small Cap Value Portfolio........  311
            International Vector Equity Portfolio..............   16
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    1
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................   95
            Emerging Markets Small Cap Portfolio...............   71
            Emerging Markets Value Portfolio...................  407
            Emerging Markets Core Equity Portfolio.............  192

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. Government    Other Investment
                                                        Securities         Securities
                                                    ------------------ -------------------
                                                    Purchases  Sales   Purchases   Sales
                                                    --------- -------- ---------- --------
Enhanced U.S. Large Company Portfolio.............. $108,402  $126,013 $   66,492 $ 65,380
U.S. Large Cap Equity Portfolio....................       --        --     51,836      552
U.S. Targeted Value Portfolio......................       --        --    706,137  232,060
U.S. Small Cap Value Portfolio.....................       --        --  1,151,430  356,199
U.S. Core Equity 1 Portfolio.......................       --        --  1,071,182   75,925
U.S. Core Equity 2 Portfolio.......................       --        --    949,045  137,632
U.S. Vector Equity Portfolio.......................       --        --    190,766   74,918
U.S. Small Cap Portfolio...........................       --        --  1,062,912  312,760
U.S. Micro Cap Portfolio...........................       --        --    298,851  302,714
DFA Real Estate Securities Portfolio...............       --        --    543,502    3,814
Large Cap International Portfolio..................       --        --    256,748   75,708
International Core Equity Portfolio................       --        --  1,901,094  419,284
DFA International Real Estate Securities Portfolio.       --        --    345,430   21,832
DFA International Small Cap Value Portfolio........       --        --    738,880  515,899
International Vector Equity Portfolio..............       --        --    189,491   46,097
Emerging Markets Core Equity Portfolio.............       --        --  1,570,823  171,943

   For the six months ended April 30, 2014, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA Global Real Estate Securities Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2013 4/30/2014  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio....................... $1,235,206 $1,543,293 $227,454  $14,000 $25,503          --
DFA International Real Estate
  Securities Portfolio............    842,644  1,010,087  162,445       --  41,160          --

                                                     World ex U.S. Value Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2013 4/30/2014  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   10,626 $   10,582 $    342  $ 1,047 $   105        $157

                                                  World ex U.S. Targeted Value Portfolio
                                     ----------------------------------------------------------------
                                     Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies      10/31/2013 4/30/2014  Purchases Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------ -------- ----------------
DFA International Small Cap Value
  Portfolio.........................  $59,508    $ 89,361   $25,854  $1,022  $  613        $919
International Vector Equity
  Portfolio.........................    8,639      12,978     3,933     164      76          64

                                                   World ex U.S. Core Equity Portfolio
                                     ----------------------------------------------------------------
                                     Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies      10/31/2013 4/30/2014  Purchases Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------ -------- ----------------
International Core Equity Portfolio.  $99,732    $165,054   $65,762  $7,685  $1,326          --
Emerging Markets Core Equity
  Portfolio.........................   29,703      49,042    21,359   2,315     181          --

                                                Selectively Hedged Global Equity Portfolio
                                     ----------------------------------------------------------------
                                     Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies      10/31/2013 4/30/2014  Purchases Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio........  $37,594    $ 48,240   $15,642  $7,200  $  261        $342
International Core Equity Portfolio.   34,847      41,759    10,859   5,580     370          --
Emerging Markets Core Equity
  Portfolio.........................   15,187      17,327     5,011   2,600      83          --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.     $   (41)       $(1,482)       $  1,523
U.S. Large Cap Equity Portfolio.......         (11)            11              --
U.S. Large Cap Value Portfolio........          --             --              --
U.S. Targeted Value Portfolio.........      32,363         (3,552)        (28,811)
U.S. Small Cap Value Portfolio........      30,865         (6,020)        (24,845)
U.S. Core Equity 1 Portfolio..........          --             73             (73)
U.S. Core Equity 2 Portfolio..........       7,427         (4,267)         (3,160)
U.S. Vector Equity Portfolio..........       3,066         (1,370)         (1,696)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
U.S. Small Cap Portfolio...........................     $14,889        $ (3,327)      $(11,562)
U.S. Micro Cap Portfolio...........................      13,457          (2,061)       (11,396)
DFA Real Estate Securities Portfolio...............          92           8,126         (8,218)
Large Cap International Portfolio..................          --             (48)            48
International Core Equity Portfolio................          --          (1,269)         1,269
International Small Company Portfolio..............      19,041           2,378        (21,419)
Japanese Small Company Portfolio...................      (3,055)          1,185          1,870
Asia Pacific Small Company Portfolio...............          --           1,717         (1,717)
United Kingdom Small Company Portfolio.............          --              --             --
Continental Small Company Portfolio................          --              11            (11)
DFA International Real Estate Securities Portfolio.          --           7,155         (7,155)
DFA Global Real Estate Securities Portfolio........          --              --             --
DFA International Small Cap Value Portfolio........      20,991          (9,402)       (11,589)
International Vector Equity Portfolio..............         640            (330)          (310)
World ex U.S. Value Portfolio......................          --               5             (5)
World ex U.S. Targeted Value Portfolio.............          39              (1)           (38)
World ex U.S. Core Equity Portfolio................          (9)             10             (1)
Selectively Hedged Global Equity Portfolio.........          --             237           (237)
Emerging Markets Portfolio.........................       4,120          (3,230)          (890)
Emerging Markets Small Cap Portfolio...............          --             (74)            74
Emerging Markets Value Portfolio...................      30,746         (10,346)       (20,400)
Emerging Markets Core Equity Portfolio.............          --          (1,813)         1,813

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2012..................................    $  2,785            --    $  2,785
  2013..................................       1,597                     1,597
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  U.S. Large Cap Value Portfolio
  2012..................................     150,153                   150,153
  2013..................................     180,943            --     180,943
  U.S. Targeted Value Portfolio
  2012..................................      27,304      $ 31,976      59,280
  2013..................................      55,372       162,209     217,581
  U.S. Small Cap Value Portfolio
  2012..................................      56,139       122,752     178,891
  2013..................................     112,970       380,218     493,188
  U.S. Core Equity 1 Portfolio
  2012..................................      76,278                    76,278
  2013..................................     105,633            --     105,633
  U.S. Core Equity 2 Portfolio
  2012..................................     103,512         2,008     105,520
  2013..................................     143,640        55,772     199,412

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio
2012...............................................    $ 29,237      $    337    $ 29,574
2013...............................................      34,959         3,507      38,466
U.S. Small Cap Portfolio
2012...............................................      44,580        14,276      58,856
2013...............................................      83,270       228,671     311,941
U.S. Micro Cap Portfolio
2012...............................................      33,018        14,720      47,738
2013...............................................      46,915       176,365     223,280
DFA Real Estate Securities Portfolio
2012...............................................     103,653                   103,653
2013...............................................     102,731            --     102,731
Large Cap International Portfolio
2012...............................................      60,808                    60,808
2013...............................................      70,787            --      70,787
International Core Equity Portfolio
2012...............................................     179,492                   179,492
2013...............................................     214,687            --     214,687
International Small Company Portfolio
2012...............................................     169,495       110,049     279,544
2013...............................................     159,066        39,012     198,078
Japanese Small Company Portfolio
2012...............................................       4,541                     4,541
2013...............................................       2,836            --       2,836
Asia Pacific Small Company Portfolio
2012...............................................       9,333                     9,333
2013...............................................       7,603            --       7,603
United Kingdom Small Company Portfolio
2012...............................................         992                       992
2013...............................................         953            --         953
Continental Small Company Portfolio
2012...............................................       2,958                     2,958
2013...............................................       2,834            --       2,834
DFA International Real Estate Securities Portfolio
2012...............................................      60,194                    60,194
2013...............................................     181,848            --     181,848
DFA Global Real Estate Securities Portfolio
2012...............................................      26,050                    26,050
2013...............................................      84,341            --      84,341
DFA International Small Cap Value Portfolio
2012...............................................     206,370       131,063     337,433
2013...............................................     198,381       117,102     315,483
International Vector Equity Portfolio
2012...............................................      14,733         6,546      21,279
2013...............................................      17,456         2,044      19,500
World ex U.S. Value Portfolio
2012...............................................       1,438                     1,438
2013...............................................       2,334            --       2,334

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Targeted Value Portfolio
2013.......................................    $    993            --    $    993
World ex U.S. Core Equity Portfolio
2013.......................................       1,171            --       1,171
Selectively Hedged Global Equity Portfolio
2012.......................................         534                       534
2013.......................................         373      $     56         429
Emerging Markets Portfolio
2012.......................................      51,664        91,664     143,328
2013.......................................      59,866        30,527      90,393
Emerging Markets Small Cap Portfolio
2012.......................................      42,163        40,014      82,177
2013.......................................      71,149        92,100     163,249
Emerging Markets Value Portfolio
2012.......................................     300,146       202,987     503,133
2013.......................................     357,501       344,531     702,032
Emerging Markets Core Equity Portfolio
2012.......................................     143,349                   143,349
2013.......................................     205,400            --     205,400

   U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Targeted Value Portfolio commenced operations on November 1, 2012 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Core Equity Portfolio commenced operations on April 9, 2013 and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......         --             --         --
U.S. Large Cap Equity Portfolio.............         --             --         --
U.S. Large Cap Value Portfolio..............         --             --         --
U.S. Targeted Value Portfolio...............    $ 6,274        $26,089    $32,363
U.S. Small Cap Value Portfolio..............      6,218         24,617     30,865
U.S. Core Equity 1 Portfolio................         --             --         --
U.S. Core Equity 2 Portfolio................      4,443          2,984      7,427
U.S. Vector Equity Portfolio................      1,506          1,560      3,066
U.S. Small Cap Portfolio....................      4,483         10,405     14,888
U.S. Micro Cap Portfolio....................      3,060         10,398     13,458
International Small Company Portfolio.......     10,055          8,986     19,041
DFA International Small Cap Value Portfolio.     14,657          6,334     20,991
International Vector Equity Portfolio.......        473            167        640
World ex U.S.Targeted Value Portfolio.......         26             26         52
Emerging Markets Portfolio..................      3,106          1,014      4,120
Emerging Markets Value Portfolio............     18,634         12,112     30,746

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio....          --            --      $  (1,059)    $    3,933    $    2,874
U.S. Large Cap Equity Portfolio..........    $    317            --             --         10,560        10,877
U.S. Large Cap Value Portfolio...........      28,647            --       (512,898)     4,225,900     3,741,649
U.S. Targeted Value Portfolio............      17,027      $237,247             --      1,330,412     1,584,686
U.S. Small Cap Value Portfolio...........      18,970       443,687             --      2,850,347     3,313,004
U.S. Core Equity 1 Portfolio.............      15,136        34,837             --      2,298,101     2,348,074
U.S. Core Equity 2 Portfolio.............      19,964        98,716             --      3,166,130     3,284,810
U.S. Vector Equity Portfolio.............       5,402        38,796             --        926,605       970,803
U.S. Small Cap Portfolio.................      25,516       218,763             --      2,182,172     2,426,451
U.S. Micro Cap Portfolio.................      17,211       200,725             --      1,610,873     1,828,809
DFA Real Estate Securities Portfolio.....      32,487            --       (179,405)     1,274,703     1,127,785
Large Cap International Portfolio........       9,261            --       (212,195)       612,594       409,660
International Core Equity Portfolio......      41,670            --       (113,295)     1,437,552     1,367,061
International Small Company Portfolio....     118,814       211,281             --      1,566,261     1,896,356
Japanese Small Company Portfolio.........      11,490            --        (66,522)        16,667       (38,365)
Asia Pacific Small Company Portfolio.....      11,406            --        (26,597)        24,537         9,346
United Kingdom Small Company Portfolio...         447           406             --         13,794        14,647
Continental Small Company Portfolio......         319            --        (26,529)        38,434        12,224
DFA International Real Estate Securities
  Portfolio..............................      91,532            --       (206,697)        (5,808)     (120,973)
DFA Global Real Estate Securities
  Portfolio..............................      11,647            --           (808)       333,050       343,889
DFA International Small Cap Value
  Portfolio..............................     145,446       127,002             --      1,923,377     2,195,825
International Vector Equity Portfolio....       5,884         7,263             --        218,801       231,948
World ex U.S. Value Portfolio............         353            --         (2,715)        14,956        12,594
World ex U.S. Targeted Value Portfolio...         144         1,141             --         11,475        12,760
World ex U.S. Core Equity Portfolio......          62            --             --         11,626        11,688
Selectively Hedged Global Equity
  Portfolio..............................       1,700           537             --         15,002        17,239
Emerging Markets Portfolio...............      13,976        21,322             --      1,122,953     1,158,251
Emerging Markets Small Cap Portfolio.....      27,935        63,092             --        422,604       513,631
Emerging Markets Value Portfolio.........     128,578       263,757             --        298,709       691,044
Emerging Markets Core Equity Portfolio...      55,409            --        (51,641)     1,198,159     1,201,927

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                  Expires on October 31,
                                             -----------------------------------------------------------------
                                              2014   2015   2016     2017    2018    2019   Unlimited  Total
                                             ------ ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.......     -- $1,059      --       --      --      --       --  $  1,059
U.S. Large Cap Equity Portfolio.............     --     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio..............     --     --      -- $512,898      --      --       --   512,898
U.S. Targeted Value Portfolio...............     --     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio..............     --     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio................     --     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio................     --     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio................     --     --      --       --      --      --       --        --
U.S. Small Cap Portfolio....................     --     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio....................     --     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio........     --     -- $45,525   62,969 $44,388 $26,523       --   179,405
Large Cap International Portfolio...........     --     --  19,004  135,392  14,311  12,549  $30,938   212,194
International Core Equity Portfolio.........     --     --      --   53,176      --      --   60,119   113,295
International Small Company Portfolio.......     --     --      --       --      --      --       --        --
Japanese Small Company Portfolio............ $2,451  8,003  23,057   13,952  12,208   5,543    1,308    66,522
Asia Pacific Small Company Portfolio........     --     --  16,317    8,261      --      --    2,019    26,597
United Kingdom Small Company Portfolio......     --     --      --       --      --      --       --        --
Continental Small Company Portfolio.........     --     --  13,544    7,224   5,252      --      509    26,529
DFA International Real Estate Securities
 Portfolio..................................     --     46  13,446   34,576  38,689  69,466   50,474   206,697
DFA Global Real Estate Securities Portfolio.     --     --      --       --     808      --       --       808
DFA International Small Cap Value Portfolio.     --     --      --       --      --      --       --        --
International Vector Equity Portfolio.......     --     --      --       --      --      --       --        --
World ex U.S. Value Portfolio...............     --     --      --       --      --   2,715       --     2,715
World ex U.S. Targeted Value Portfolio......     --     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio.........     --     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio..     --     --      --       --      --      --       --        --
Emerging Markets Portfolio..................     --     --      --       --      --      --       --        --
Emerging Markets Small Cap Portfolio........     --     --      --       --      --      --       --        --
Emerging Markets Value Portfolio............     --     --      --       --      --      --       --        --
Emerging Markets Core Equity Portfolio......     --     --   7,080   26,444      --      --   18,117    51,641

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 45,882
             U.S. Large Cap Value Portfolio..............  819,591
             U.S. Core Equity 1 Portfolio................   13,834
             DFA Real Estate Securities Portfolio........   27,388
             Japanese Small Company Portfolio............    4,124
             United Kingdom Small Company Portfolio......    2,141
             Continental Small Company Portfolio.........    2,316
             DFA Global Real Estate Securities Portfolio.      308
             World ex U.S. Value Portfolio...............    3,127

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   189,961  $    5,464  $       (61)   $    5,403
U.S. Large Cap Equity Portfolio....................     200,177      23,990       (1,793)       22,197
U.S. Large Cap Value Portfolio.....................   8,646,051   4,967,975           --     4,967,975
U.S. Targeted Value Portfolio......................   4,313,344   1,636,269     (121,648)    1,514,621
U.S. Small Cap Value Portfolio.....................   9,510,581   3,866,821     (582,995)    3,283,826
U.S. Core Equity 1 Portfolio.......................   7,041,677   2,969,794     (133,518)    2,836,276
U.S. Core Equity 2 Portfolio.......................   8,678,236   4,125,770     (229,694)    3,896,076
U.S. Vector Equity Portfolio.......................   2,521,865   1,201,670     (108,781)    1,092,889
U.S. Small Cap Portfolio...........................   8,177,572   2,633,330     (337,974)    2,295,356
U.S. Micro Cap Portfolio...........................   4,084,414   1,979,793     (344,312)    1,635,481
DFA Real Estate Securities Portfolio...............   4,529,600   1,626,242      (45,026)    1,581,216
Large Cap International Portfolio..................   2,764,544     860,138     (162,208)      697,930
International Core Equity Portfolio................  10,960,045   2,590,863     (573,187)    2,017,676
International Small Company Portfolio..............   7,257,475   1,959,316         (264)    1,959,052
Japanese Small Company Portfolio...................     380,848          --         (429)         (429)
Asia Pacific Small Company Portfolio...............     376,158      20,912           --        20,912
United Kingdom Small Company Portfolio.............      23,523      15,535           --        15,535
Continental Small Company Portfolio................     136,008      58,290           --        58,290
DFA International Real Estate Securities Portfolio.   2,657,179     118,435      (54,545)       63,890
DFA Global Real Estate Securities Portfolio........   2,125,332     435,451           --       435,451
DFA International Small Cap Value Portfolio........  11,011,882   4,059,746   (1,359,859)    2,699,887
International Vector Equity Portfolio..............   1,169,939     317,554      (41,286)      276,268
World ex U.S. Value Portfolio......................     103,071      15,959           --        15,959
World ex U.S. Targeted Value Portfolio.............     127,342      17,670         (930)       16,740
World ex U.S. Core Equity Portfolio................     194,824      19,271           --        19,271
Selectively Hedged Global Equity Portfolio.........      90,160      17,166           --        17,166
Emerging Markets Portfolio.........................   2,820,167   1,045,375           --     1,045,375
Emerging Markets Small Cap Portfolio...............   3,885,986     432,095           --       432,095
Emerging Markets Value Portfolio...................  18,937,378          --     (141,511)     (141,511)
Emerging Markets Core Equity Portfolio.............  14,387,169   2,496,594   (1,438,250)    1,058,344

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2014         Oct. 31, 2013
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     2,778      122  $     9,003       477
 Shares Issued in Lieu of Cash Distributions..........         605       28        3,423       205
 Shares Redeemed......................................        (927)     (41)     (61,998)   (3,124)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $     2,456      109  $   (49,572)   (2,442)
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    59,653    2,648  $    10,505       520
 Shares Issued in Lieu of Cash Distributions..........       1,568       73          923        55
 Shares Redeemed......................................      (8,140)    (365)      (5,597)     (281)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    53,081    2,356  $     5,831       294
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $   916,936   40,607  $ 1,049,705    53,476
 Shares Issued in Lieu of Cash Distributions..........     246,827   11,429      189,447    11,289
 Shares Redeemed......................................    (524,018) (23,270)  (1,045,053)  (52,845)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   639,745   28,766  $   194,099    11,920
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    20,867      771  $    27,484       947
 Shares Issued in Lieu of Cash Distributions..........       2,368       87        3,927       137
 Shares Redeemed......................................     (24,031)    (885)     (27,940)     (973)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $      (796)     (27) $     3,471       111
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,893,948   69,961  $ 4,212,669   148,010
 Shares Issued in Lieu of Cash Distributions..........     416,917   15,367      652,656    22,854
 Shares Redeemed......................................  (1,606,383) (59,560)  (2,940,034) (104,206)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   704,482   25,768  $ 1,925,291    66,658
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2014, The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
  Settlement Currency                    Contract     Value at     Exchange
     Date    Amount**      Currency       Amount   April 30, 2014 Gain (Loss)
  ---------- -------- ------------------ --------  -------------- -----------
   05/27/14   (5,968) Australian Dollar  $ (5,525)    $ (5,535)      $ (10)
   05/13/14   (5,207) Canadian Dollar      (4,764)      (4,749)         15
   05/05/14   (6,178) New Zealand Dollar   (5,284)      (5,326)        (42)
   05/13/14  (18,844) UK Pound Sterling   (31,599)     (31,814)       (215)
                                         --------     --------       -----
                                         $(47,172)    $(47,424)      $(252)
                                         ========     ========       =====

Selectively Hedged Global Equity Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date    Amount**      Currency      Amount   April 30, 2014 Gain (Loss)
   ---------- --------  ---------------- --------  -------------- -----------
    05/23/14      (400) Denmark Krone    $    (75)    $    (75)        --
    05/23/14    (2,686) Denmark Krone        (498)        (500)       $(2)
    05/15/14   (21,981) Hong Kong Dollar   (2,835)      (2,835)        --
    05/07/14   (88,881) Japanese Yen         (869)        (869)        --
    05/07/14  (641,645) Japanese Yen       (6,267)      (6,276)        (9)
    07/10/14    (2,235) Swiss Franc        (2,546)      (2,540)         6
                                         --------     --------        ---
                                         $(13,090)    $(13,095)       $(5)
                                         ========     ========        ===

* During the six months ended April 30, 2014, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $43,645 and $16,947 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R), Russell 2000 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2014, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              Approximate
                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         06/19/14     404     $189,668   $ 9,210         --
U.S. Small Cap Value
  Portfolio............... Russell 2000(R) Index    06/20/14     700       78,652    (4,123)    $3,570
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Index(R) Emini   06/20/14      29        2,723        12        134

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2014, Enhanced U.S. Large Company Portfolio's, U.S. Small Cap Value Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $188,630, $65,869 and $2,299 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2014 (amounts in thousands):

                                                  Asset Derivatives Value
                                            ---------------------------------
                                             Total Value    Foreign
                                                  at       Exchange   Equity
                                            April 30, 2014 Contracts Contracts
-                                           -------------- --------- ---------
Enhanced U.S. Large Company Portfolio......    $ 9,225       $  15    $ 9,210*
Selectively Hedged Global Equity Portfolio.         18           6         12*

                                                Liability Derivatives Value
                                            ---------------------------------
                                             Total Value    Foreign
                                                  at       Exchange   Equity
                                            April 30, 2014 Contracts Contracts
-                                           -------------- --------- ---------
Enhanced U.S. Large Company Portfolio......    $  (267)      $(267)        --
U.S. Small Cap Value Portfolio.............     (4,123)         --    $(4,123)*
Selectively Hedged Global Equity Portfolio.        (11)        (11)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2014 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2014 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                 Total      Contracts  Contracts
                                                 -------    ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $12,660      $(1,202)   $13,862
    U.S. Small Cap Value Portfolio.............  (7,540)          --     (7,540)
    U.S. Micro Cap Portfolio*..................    (692)          --       (692)
    DFA Real Estate Securities Portfolio*......    (553)          --       (553)
    Selectively Hedged Global Equity Portfolio.     431           90        341

                                                Change in Unrealized Appreciation
                                                (Depreciation) on Derivatives
                                                    Recognized in Income
                                                -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                 Total      Contracts  Contracts
                                                 -------    ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $ 1,261      $   (35)   $ 1,296
    U.S. Small Cap Value Portfolio.............  (4,123)          --     (4,123)
    Selectively Hedged Global Equity Portfolio.    (154)         (33)      (121)

* As of April 30, 2014, there were no futures contracts outstanding. During the six months ended April 30, 2014, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Porfolios as of April 30, 2014 (Amounts in thousands):

                                                              Gross Amounts Not
                                                           Offset in the Statements
                                                          of Assets and Liabilities
                                                          --------------------------

                                         Net Amounts of
                               Gross    Assets Presented                                                 Gross
                             Amounts of in the Statements                    Cash                     Amounts of
                             Recognized   of Assets and      Financial    Collateral    Net           Recognized
Description                  Assets (a)    Liabilities    Instruments (b)  Received  Amount (c)     Liabilities (a)
------------------------------------------------------------------------------------------------    ----------------
                                                           Assets                               -
                             -------------------------------------------------------------------    ---------------
Enhanced U.S. Large Company
 Portfolio
Forward Currency Contracts..    $15            $15             $(15)          --         --              $267
Selectively Hedged Global
 Equity Portfolio
Forward Currency Contracts..      6              6               --           --        $ 6                11

                                                Gross Amounts Not
                                             Offset in the Statements
                                            of Assets and Liabilities
                                            --------------------------
                              Net Amounts
                             of Liabilities
                              Presented in
                             the Statements                    Cash
                             of Assets and     Financial    Collateral    Net
Description                   Liabilities   Instruments (d)  Pledged   Amount (e)
---------------------------------------------------------------------------------
                                          Liabilities
                             -----------------------------------------------------
Enhanced U.S. Large Company
 Portfolio
Forward Currency Contracts..      $267           $(15)          --        $252
Selectively Hedged Global
 Equity Portfolio
Forward Currency Contracts..        11             --           --          11

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          Weighted      Weighted    Number of   Interest Maximum Amount
                                           Average    Average Loan     Days     Expense  Borrowed During
                                        Interest Rate   Balance    Outstanding* Incurred   The Period
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     0.84%       $    81          2         --        $    83
U.S. Small Cap Value Portfolio.........     0.84%        15,354         24        $ 9         43,715
U.S. Small Cap Portfolio...............     0.84%         6,921          1         --          6,921
U.S. Micro Cap Portfolio...............     0.85%         2,595         32          2          6,726
Large Cap International Portfolio......     0.83%         1,807          1         --          1,807
International Small Company Portfolio..     0.83%         5,142          7          1         12,200
DFA International Small Cap Value
  Portfolio............................     0.83%         6,164         10          1         15,323
World ex U.S. Value Portfolio..........     0.83%           137         19         --          1,347
World ex U.S. Targeted Value Portfolio.     0.83%           237          8         --            508
World ex U.S. Core Equity Portfolio....     0.83%         1,041         10         --          6,277

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Portfolio's available line of credit was utilized.

   At April 30, 2014, U.S. Small Cap Portfolio and World ex U.S. Targeted Value Portfolio had loans outstanding of $6,922 and $197 (amounts in thousands), respectively.

J. Securities Lending:

   As of April 30, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          Large Cap International Portfolio.................. $  9,285
          International Core Equity Portfolio................   43,741
          DFA International Real Estate Securities Portfolio.    1,617
          DFA International Small Cap Value Portfolio........   24,291
          International Vector Equity Portfolio..............    3,710
          Emerging Markets Core Equity Portfolio.............  448,702

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             Approximate
                                                                              Percentage
                                                                Number of   of Outstanding
                                                               Shareholders     Shares
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares......................................................      5             83%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             97%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      5             96%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      6             87%
U.S. Targeted Value Portfolio -- Institutional Class Shares...      3             59%

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             59%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      4             74%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             82%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             95%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             48%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             75%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             68%
International Core Equity Portfolio -- Institutional Class Shares...      4             73%
International Small Company Portfolio -- Institutional Class
  Shares............................................................      4             60%
Japanese Small Company Portfolio -- Institutional Class Shares......      3             82%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             89%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             97%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             94%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             91%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             82%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             57%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             87%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             83%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3            100%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      2             95%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares............................................................      3             95%
Emerging Markets Portfolio -- Institutional Class Shares............      4             69%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares............................................................      5             58%
Emerging Markets Value Portfolio -- Class R2 Shares.................      5             84%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares............................................................      3             60%

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio. The Investment Management Agreements became effective on February 28, 2014. The nature and level of services to each Portfolio under the Investment Management Agreements are the same as under the Previous Agreements. As of February 28, 2014, the Portfolios pay the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by each Portfolio to the Advisor under the Previous Agreements.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2014
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/13  04/30/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,118.20    0.33%    $1.73
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.16    0.33%    $1.66

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  34.6%
              Foreign Corporate............................  18.4%
              Foreign Government...........................  26.0%
              Government...................................  10.8%
              Supranational................................  10.2%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (82.6%)
AUSTRALIA -- (5.1%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................   $  12,000 $12,052,596
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,830,658
    1.125%, 03/13/17.............................       8,737   8,729,993
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,487,344
    0.900%, 01/20/16.............................       5,000   5,036,165
    1.300%, 07/25/16.............................       7,000   7,066,955
Westpac Banking Corp.
    3.000%, 08/04/15.............................       3,920   4,041,959
                                                              -----------
TOTAL AUSTRALIA..................................              51,245,670
                                                              -----------

CANADA -- (7.4%)
Bank of Nova Scotia
    2.050%, 10/07/15.............................       1,500   1,532,813
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   1,911,267
    4.900%, 03/01/15.............................       1,500   1,552,861
Export Development Canada
    0.875%, 12/07/16............................. GBP  10,000  16,746,387
Ontario, Province of Canada
    2.300%, 05/10/16.............................       5,000   5,171,300
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................       1,830   1,908,705
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,511,672
    2.625%, 12/15/15.............................       2,500   2,582,910
    2.300%, 07/20/16.............................       5,000   5,172,265
    1.200%, 01/23/17.............................       7,000   7,016,128
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................       2,500   2,594,672
    2.375%, 10/19/16.............................      19,000  19,705,280
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,575,641
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       3,106   3,200,690
                                                              -----------
TOTAL CANADA.....................................              74,182,591
                                                              -----------

FINLAND -- (1.6%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................      15,000  15,533,550
                                                              -----------

FRANCE -- (0.8%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................       3,000   3,075,246
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,128,915

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FRANCE -- (Continued)
Orange SA
    2.125%, 09/16/15.............................   $     500 $   508,389
                                                              -----------
TOTAL FRANCE.....................................               7,712,550
                                                              -----------

GERMANY -- (2.9%)
Deutsche Bank AG
    3.875%, 08/18/14.............................       1,750   1,767,855
    3.250%, 01/11/16.............................       1,000   1,041,317
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................      10,000  10,332,080
Landwirtschaftliche Rentenbank
    3.250%, 12/07/16............................. GBP   9,000  15,963,730
                                                              -----------
TOTAL GERMANY....................................              29,104,982
                                                              -----------

JAPAN -- (1.4%)
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................       8,000   8,271,000
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,623,728
    2.000%, 09/13/16.............................       1,000   1,013,282
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................       1,000   1,003,324
                                                              -----------
TOTAL JAPAN......................................              13,911,334
                                                              -----------

NETHERLANDS -- (5.1%)
Aegon NV
    4.625%, 12/01/15.............................       3,489   3,695,695
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,766,323
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD   7,000   6,462,123
    2.125%, 10/13/15.............................       7,000   7,163,499
Deutsche Telekom International Finance BV
    4.875%, 07/08/14.............................       1,900   1,914,712
Nederlandse Waterschapsbank NV
    2.125%, 09/07/16............................. GBP  10,000  17,251,219
    2.125%, 02/09/17.............................       4,000   4,119,784
                                                              -----------
TOTAL NETHERLANDS................................              50,373,355
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.5%)
Asian Development Bank
    1.000%, 12/15/16............................. GBP  10,000  16,800,416

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Council Of Europe Development Bank
    1.750%, 12/19/16............................. GBP   9,000 $15,399,214
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,201,862
    3.250%, 12/07/16............................. GBP   9,000  15,952,333
    4.875%, 01/17/17.............................       4,000   4,429,240
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000   9,808,893
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              64,591,958
                                                              -----------

SWEDEN -- (4.8%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................       4,500   4,579,524
Nordea Bank AB
    2.250%, 03/20/15.............................       5,250   5,337,434
    2.750%, 08/11/15............................. EUR   5,000   7,137,163
Svensk Exportkredit AB
    2.125%, 07/13/16.............................       7,000   7,214,739
    1.125%, 12/15/16............................. GBP   8,000  13,450,193
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................       9,250   9,701,816
                                                              -----------
TOTAL SWEDEN.....................................              47,420,869
                                                              -----------

SWITZERLAND -- (0.2%)
Credit Suisse New York
    5.500%, 05/01/14.............................         250     250,000
    3.500%, 03/23/15.............................       1,000   1,027,387
UBS AG
    3.875%, 01/15/15.............................       1,163   1,190,763
                                                              -----------
TOTAL SWITZERLAND................................               2,468,150
                                                              -----------

UNITED KINGDOM -- (7.0%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................       1,500   1,513,286
    5.000%, 09/22/16.............................       1,700   1,858,948
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................       1,500   1,549,867
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................       3,100   3,147,253
    1.250%, 02/14/17.............................       1,200   1,200,980
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................       2,000   2,222,518
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................       5,000   5,347,795
Network Rail Infrastructure Finance P.L.C.
    1.125%, 12/15/16............................. GBP  13,000  21,916,222

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED KINGDOM -- (Continued)
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................   $   3,850 $ 3,870,605
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................       6,300   6,434,675
United Kingdom Gilt
    4.000%, 09/07/16............................. GBP   9,000  16,298,945
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................       3,951   3,992,300
                                                              -----------
TOTAL UNITED KINGDOM.............................              69,353,394
                                                              -----------

UNITED STATES -- (39.8%)
AbbVie, Inc.
    1.200%, 11/06/15.............................       4,000   4,033,188
ACE INA Holdings, Inc.
    5.875%, 06/15/14.............................       1,250   1,257,925
    2.600%, 11/23/15.............................       3,295   3,396,292
Aflac, Inc.
    3.450%, 08/15/15.............................         800     830,077
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................       3,615   3,714,076
Allstate Corp. (The)
    5.000%, 08/15/14.............................       2,130   2,156,955
Altria Group, Inc.
    4.125%, 09/11/15.............................       2,170   2,270,744
American Express Credit Corp.
    5.125%, 08/25/14.............................       1,700   1,724,789
    1.750%, 06/12/15.............................       1,200   1,216,949
    2.750%, 09/15/15.............................       2,250   2,317,511
American International Group, Inc.
    3.000%, 03/20/15.............................       6,000   6,131,724
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................         813     870,761
Amgen, Inc.
    1.875%, 11/15/14.............................       1,825   1,839,328
    4.850%, 11/18/14.............................       1,000   1,024,275
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................       7,000   7,802,207
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................       6,000   6,717,246
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................       2,000   2,007,986
Apache Corp.
    5.625%, 01/15/17.............................       1,500   1,676,985
Apple, Inc.
    0.450%, 05/03/16.............................      10,000   9,985,270
AT&T, Inc.
    2.500%, 08/15/15.............................       4,600   4,713,781
    2.400%, 08/15/16.............................       1,000   1,031,803
AutoZone, Inc.
    6.950%, 06/15/16.............................       3,000   3,352,830

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    1.500%, 10/09/15............................. $     5,000 $5,047,845
    3.750%, 07/12/16.............................       1,500  1,583,795
Becton Dickinson and Co.
    1.750%, 11/08/16.............................       1,500  1,532,895
BlackRock, Inc.
    3.500%, 12/10/14.............................       2,000  2,039,420
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................       4,400  4,374,432
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................         200    206,036
Capital One Financial Corp.
    7.375%, 05/23/14.............................       1,189  1,193,137
    2.150%, 03/23/15.............................       4,700  4,769,536
Cardinal Health, Inc.
    4.000%, 06/15/15.............................       3,000  3,103,776
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................       5,000  5,183,800
    1.350%, 09/06/16.............................       2,000  2,022,410
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................       5,000  5,509,550
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................       3,000  3,011,052
Citigroup, Inc.
    6.375%, 08/12/14.............................         636    646,105
    5.300%, 01/07/16.............................       2,716  2,908,480
CNA Financial Corp.
    5.850%, 12/15/14.............................       3,277  3,383,843
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................       9,723  9,822,758
Comcast Corp.
    4.950%, 06/15/16.............................       3,500  3,803,100
    6.500%, 01/15/17.............................       1,000  1,142,855
Comerica, Inc.
    3.000%, 09/16/15.............................       2,277  2,348,762
Computer Sciences Corp.
    2.500%, 09/15/15.............................       3,558  3,627,794
CVS Caremark Corp.
    3.250%, 05/18/15.............................       1,000  1,026,442
Devon Energy Corp.
    1.200%, 12/15/16.............................       6,970  6,994,270
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................       5,000  5,228,415
Dominion Resources, Inc.
    5.150%, 07/15/15.............................       1,400  1,473,885
    2.250%, 09/01/15.............................       5,000  5,103,510
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................       6,000  6,170,574

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Eastman Chemical Co.
    3.000%, 12/15/15............................. $     1,000 $1,031,645
Ecolab, Inc.
    1.000%, 08/09/15.............................       2,000  2,009,420
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................       1,475  1,516,906
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................       1,200  1,245,289
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................       2,666  2,725,740
EOG Resources, Inc.
    2.950%, 06/01/15.............................       2,440  2,503,725
    2.500%, 02/01/16.............................       6,000  6,176,352
Exelon Corp.
    4.900%, 06/15/15.............................         500    522,090
Express Scripts Holding Co.
    2.100%, 02/12/15.............................       4,000  4,046,036
    3.125%, 05/15/16.............................       1,975  2,069,859
Fifth Third Bancorp
    3.625%, 01/25/16.............................       1,000  1,047,258
Fifth Third Bank
    0.900%, 02/26/16.............................       2,000  2,006,010
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................       3,500  3,903,746
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................       3,996  4,017,051
GATX Corp.
    4.750%, 05/15/15.............................       5,240  5,449,532
General Electric Capital Corp.
    1.625%, 07/02/15.............................       2,000  2,026,782
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................       3,000  3,033,834
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................       3,500  3,592,319
    3.625%, 02/07/16.............................       1,000  1,045,659
Google, Inc.
    2.125%, 05/19/16.............................       6,000  6,195,756
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15.............................       1,400  1,442,778
Hewlett-Packard Co.
    2.625%, 12/09/14.............................       1,300  1,315,326
    3.000%, 09/15/16.............................       2,000  2,089,060
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................       1,666  1,708,866
HSBC USA, Inc.
    2.375%, 02/13/15.............................       2,000  2,031,828
Humana, Inc.
    6.450%, 06/01/16.............................       4,500  4,984,564
John Deere Capital Corp.
    2.000%, 01/13/17.............................       1,500  1,542,779

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Johnson Controls, Inc.
    5.500%, 01/15/16............................. $     1,282 $1,380,604
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................       2,800  2,864,422
    3.400%, 06/24/15.............................       1,000  1,030,791
Kellogg Co.
    1.875%, 11/17/16.............................       2,000  2,045,472
KeyBank NA
    1.100%, 11/25/16.............................       1,000  1,002,819
KeyCorp
    3.750%, 08/13/15.............................       3,000  3,115,497
Kroger Co. (The)
    2.200%, 01/15/17.............................       1,000  1,022,849
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................       4,000  4,217,560
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................       1,050  1,116,116
Marathon Oil Corp.
    0.900%, 11/01/15.............................       1,140  1,143,298
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................       1,916  2,041,019
Medtronic, Inc.
    4.750%, 09/15/15.............................       1,087  1,149,057
MetLife, Inc.
    5.500%, 06/15/14.............................       1,250  1,257,283
    5.000%, 06/15/15.............................         500    525,274
Mondelez International, Inc.
    4.125%, 02/09/16.............................       3,716  3,934,010
Morgan Stanley
    3.800%, 04/29/16.............................       6,000  6,313,998
Mylan, Inc.
    1.350%, 11/29/16.............................       2,038  2,044,962
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................       2,800  2,859,839
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................       1,000  1,016,805
Omnicom Group, Inc.
    5.900%, 04/15/16.............................       1,750  1,913,483
PepsiCo, Inc.
    0.700%, 08/13/15.............................       5,595  5,608,148
Philip Morris International, Inc.
    2.500%, 05/16/16.............................       3,224  3,347,154
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................       2,830  2,951,823
PNC Funding Corp.
    5.400%, 06/10/14.............................       2,075  2,085,288
    4.250%, 09/21/15.............................         600    629,199
PPG Industries, Inc.
    1.900%, 01/15/16.............................       2,050  2,087,021
Progress Energy, Inc.
    5.625%, 01/15/16.............................       2,000  2,159,788

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Prudential Financial, Inc.
    3.875%, 01/14/15............................. $     1,000 $ 1,024,348
    6.200%, 01/15/15.............................       2,448   2,544,936
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................       4,000   4,263,368
Qwest Corp.
    7.500%, 10/01/14.............................       2,300   2,359,188
Reynolds American, Inc.
    1.050%, 10/30/15.............................       4,000   4,007,992
Safeway, Inc.
    5.625%, 08/15/14.............................       4,500   4,561,664
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................       1,048   1,064,345
Southern Power Co.
    4.875%, 07/15/15.............................       3,660   3,835,362
Spectra Energy Capital LLC
    5.668%, 08/15/14.............................         955     967,956
Starbucks Corp.
    0.875%, 12/05/16.............................       1,000     997,725
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................       4,000   4,202,588
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................       2,350   2,399,547
Textron, Inc.
    6.200%, 03/15/15.............................       1,500   1,571,165
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................       2,250   2,305,012
    2.250%, 08/15/16.............................       2,953   3,035,610
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................       4,000   4,081,940
Time Warner, Inc.
    5.875%, 11/15/16.............................       1,000   1,118,598
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................      15,819  16,267,943
Union Bank NA
    3.000%, 06/06/16.............................       1,000   1,044,055
UnitedHealth Group, Inc.
    5.000%, 08/15/14.............................       1,170   1,184,872
    1.875%, 11/15/16.............................       1,000   1,023,950
Valero Energy Corp.
    4.500%, 02/01/15.............................         900     926,823
Verizon Communications, Inc.
    0.700%, 11/02/15.............................       3,000   3,005,145
Walgreen Co.
    1.000%, 03/13/15.............................       3,720   3,736,989
Walt Disney Co. (The)
    0.875%, 12/01/14.............................       1,500   1,504,547
    1.125%, 02/15/17.............................       2,000   2,010,470
WellPoint, Inc.
    5.000%, 12/15/14.............................       2,500   2,570,982
    5.250%, 01/15/16.............................       3,000   3,221,856
Wells Fargo & Co.
    3.750%, 10/01/14.............................       2,300   2,332,577
    1.250%, 02/13/15.............................       1,000   1,007,168

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
    1.500%, 07/01/15............................. $     2,500 $  2,527,770
Western Union Co. (The)
    5.930%, 10/01/16.............................       2,348    2,591,974
Whirlpool Corp.
    1.350%, 03/01/17.............................       2,000    1,999,794
Williams Partners L.P.
    3.800%, 02/15/15.............................       2,300    2,355,662
Xerox Corp.
    4.250%, 02/15/15.............................       3,500    3,601,892
Yum! Brands, Inc.
    4.250%, 09/15/15.............................       2,485    2,601,350
Zimmer Holdings, Inc.
    1.400%, 11/30/14.............................       1,000    1,004,458
                                                              ------------
TOTAL UNITED STATES..............................              396,336,589
                                                              ------------
TOTAL BONDS......................................              822,234,992
                                                              ------------

                                                         Face
                                                        Amount^    Value+
                                                        -------    ------
                                                         (000)
AGENCY OBLIGATIONS -- (6.8%)
Federal National Mortgage Association
      0.500%, 03/30/16............................. $    27,000 $ 27,039,879
      1.375%, 11/15/16.............................      30,000   30,503,160
      0.750%, 04/20/17.............................      10,000    9,948,320
                                                                ------------
TOTAL AGENCY OBLIGATIONS...........................               67,491,359
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (10.6%)
U.S. Treasury Notes
++^^  0.375%, 11/15/15.............................      75,000   75,161,100
      0.875%, 12/31/16.............................      30,000   30,112,500
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS....................              105,273,600
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $988,722,714)..............................              $994,999,951
                                                                ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ---------------------------------------------
                                           Level 1      Level 2    Level 3     Total
                                          ---------- ------------  ------- ------------
Bonds
  Australia..............................         -- $ 51,245,670    --    $ 51,245,670
  Canada.................................         --   74,182,591    --      74,182,591
  Finland................................         --   15,533,550    --      15,533,550
  France.................................         --    7,712,550    --       7,712,550
  Germany................................         --   29,104,982    --      29,104,982
  Japan..................................         --   13,911,334    --      13,911,334
  Netherlands............................         --   50,373,355    --      50,373,355
  Supranational Organization Obligations.         --   64,591,958    --      64,591,958
  Sweden.................................         --   47,420,869    --      47,420,869
  Switzerland............................         --    2,468,150    --       2,468,150
  United Kingdom.........................         --   69,353,394    --      69,353,394
  United States..........................         --  396,336,589    --     396,336,589
Agency Obligations.......................         --   67,491,359    --      67,491,359
U.S. Treasury Obligations................         --  105,273,600    --     105,273,600
Swap Agreements**........................         --     (984,679)   --        (984,679)
Futures Contracts**...................... $2,080,114           --    --       2,080,114
Forward Currency Contracts**.............         --   (1,248,175)   --      (1,248,175)
                                          ---------- ------------    --    ------------
TOTAL.................................... $2,080,114 $992,767,097    --    $994,847,211
                                          ========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    995,000
Temporary Cash.........................................................................       31,914
Foreign Currencies at Value............................................................            3
Cash...................................................................................       60,813
Receivables:
  Interest.............................................................................        7,580
  Fund Shares Sold.....................................................................        4,131
Unrealized Gain on Swap Contracts......................................................        1,856
Unrealized Gain on Forward Currency Contracts..........................................           88
Prepaid Expenses and Other Assets......................................................           52
                                                                                        ------------
     Total Assets......................................................................    1,101,437
                                                                                        ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................       15,686
  Fund Shares Redeemed.................................................................          292
  Due to Advisor.......................................................................          260
  Futures Margin Variation.............................................................          461
Unrealized Loss on Swap Contracts......................................................        2,841
Unrealized Loss on Forward Currency Contracts..........................................        1,336
Accrued Expenses and Other Liabilities.................................................           28
                                                                                        ------------
     Total Liabilities.................................................................       20,904
                                                                                        ------------
NET ASSETS............................................................................. $  1,080,533
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  116,897,142
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       9.24
                                                                                        ============
Investments at Cost.................................................................... $    988,723
                                                                                        ============
Foreign Currencies at Cost............................................................. $          3
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    979,846
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,470
Accumulated Net Realized Gain (Loss)...................................................       93,054
Net Unrealized Foreign Exchange Gain (Loss)............................................       (1,209)
Net Unrealized Appreciation (Depreciation).............................................        7,372
                                                                                        ------------
NET ASSETS............................................................................. $  1,080,533
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest........................................................................................ $  4,382
                                                                                                   --------
     Total Investment Income......................................................................    4,382
                                                                                                   --------
Expenses
  Investment Advisory Services Fees...............................................................    1,639
  Accounting & Transfer Agent Fees................................................................       27
  Custodian Fees..................................................................................       12
  Filing Fees.....................................................................................       46
  Shareholders' Reports...........................................................................       17
  Directors'/Trustees' Fees & Expenses............................................................        5
  Professional Fees...............................................................................       18
  Other...........................................................................................        5
                                                                                                   --------
     Total Expenses...............................................................................    1,769
                                                                                                   --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (305)
  Fees Paid Indirectly............................................................................       (4)
                                                                                                   --------
  Net Expenses....................................................................................    1,460
                                                                                                   --------
  Net Investment Income (Loss)....................................................................    2,922
                                                                                                   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................................    1,752
    Futures.......................................................................................    4,295
    Swap Contracts................................................................................   91,609
    Foreign Currency Transactions.................................................................   (4,519)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................................    3,495
    Futures.......................................................................................    2,648
    Swap Contracts................................................................................    4,601
    Translation of Foreign Currency Denominated Amounts...........................................     (435)
                                                                                                   --------
  Net Realized and Unrealized Gain (Loss).........................................................  103,446
                                                                                                   --------
Net Increase (Decrease) in Net Assets Resulting from Operations................................... $106,368
                                                                                                   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2014        2013
                                                                                        ----------- ---------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    2,922  $   4,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................      1,752        952
    Futures............................................................................      4,295     (1,683)
    Swap Contracts.....................................................................     91,609    (68,369)
    Foreign Currency Transactions......................................................     (4,519)    (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      3,495         75
    Futures............................................................................      2,648       (717)
    Swap Contracts.....................................................................      4,601     (6,861)
    Translation of Foreign Currency Denominated Amounts................................       (435)       715
                                                                                        ----------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    106,368    (72,989)
                                                                                        ----------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (2,952)    (2,493)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................       (379)      (472)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (474)      (472)
                                                                                        ----------  ---------
     Total Distributions...............................................................     (3,805)    (3,437)
                                                                                        ----------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................    382,881    552,864
  Shares Issued in Lieu of Cash Distributions..........................................      3,737      3,267
  Shares Redeemed......................................................................   (194,962)  (151,470)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................    191,656    404,661
                                                                                        ----------  ---------
     Total Increase (Decrease) in Net Assets...........................................    294,219    328,235
Net Assets
  Beginning of Period..................................................................    786,314    458,079
                                                                                        ----------  ---------
  End of Period........................................................................ $1,080,533  $ 786,314
                                                                                        ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     44,947     63,019
  Shares Issued in Lieu of Cash Distributions..........................................        435        366
  Shares Redeemed......................................................................    (23,182)   (17,417)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     22,200     45,968
                                                                                        ==========  =========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    1,470  $   1,500

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                        Six Months       Year       Year
                                                                                           Ended        Ended      Ended
                                                                                         April 30,     Oct. 31,   Oct. 31,
                                                                                           2014          2013       2012
----------------------------------------------------------------------------------------------------------------------------
                                                                                        (Unaudited)
Net Asset Value, Beginning of Period.................................................. $     8.30     $   9.40   $   9.77
                                                                                       ----------     --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................       0.03         0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................       0.95        (1.10)     (0.37)
                                                                                       ----------     --------   --------
   Total from Investment Operations...................................................       0.98        (1.04)     (0.30)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................      (0.03)       (0.04)     (0.06)
  Net Realized Gains..................................................................      (0.01)       (0.02)     (0.01)
                                                                                       ----------     --------   --------
   Total Distributions................................................................      (0.04)       (0.06)     (0.07)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................ $     9.24     $   8.30   $   9.40
====================================================================================== ===========    ========   ========
Total Return..........................................................................      11.82%(D)   (11.15)%    (3.08)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................................................. $1,080,533     $786,314   $458,079
Ratio of Expenses to Average Net Assets...............................................       0.33%(E)     0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses
 and/or Recovery of Previously Waived Fees and Fees Paid Indirectly)..................       0.40%(E)     0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets..................................       0.66%(E)     0.66%      0.79%
Portfolio Turnover Rate...............................................................         39%(D)       64%        69%
----------------------------------------------------------------------------------------------------------------------------

                                                                                            Period
                                                                                       Nov. 9, 2010(a)
                                                                                       to Oct. 31, 2011
----------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period..................................................     $  10.00
                                                                                           --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................         0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................        (0.27)
                                                                                           --------
   Total from Investment Operations...................................................        (0.20)
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................        (0.03)
  Net Realized Gains..................................................................           --
                                                                                           --------
   Total Distributions................................................................        (0.03)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................     $   9.77
====================================================================================== ================
Total Return..........................................................................        (2.02)%(D)
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................     $230,781
Ratio of Expenses to Average Net Assets...............................................         0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses
 and/or Recovery of Previously Waived Fees and Fees Paid Indirectly)..................         0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets..................................         0.64%(C)(E)
Portfolio Turnover Rate...............................................................           50%(D)
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2014, the Portfolio held $234,587,322 in the Subsidiary, representing 21.30% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2014, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2014, approximately $305 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $130 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $7

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $140,824  $189,777 $430,523  $144,111

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of bank income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(69,244)       $(1,951)       $71,195

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2012.............................     $2,410         $ 37      $2,447
     2013.............................      2,965          472       3,437

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                 Total Net
                                  Net Investment                              Distributable
                                    Income and   Undistributed   Unrealized     Earnings
                                    Short-Term     Long-Term    Appreciation  (Accumulated
                                  Capital Gains  Capital Gains (Depreciation)    Losses)
                                  -------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.     $1,150         $451         $(3,362)       $(1,761)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          Net
                                                                       Unrealized
                                  Federal   Unrealized   Unrealized   Appreciation
                                  Tax Cost Appreciation Depreciation (Depreciation)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $988,723    $7,163       $(886)        $6,277

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2014, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                                   Unrealized
                                                                     Foreign
  Settlement Currency                     Contract     Value at     Exchange
     Date    Amount**      Currency        Amount   April 30, 2014 Gain (Loss)
  ---------- -------- ------------------ ---------  -------------- -----------
   05/22/14   (7,148) Canadian Dollar    $  (6,490)   $  (6,518)     $   (28)
   06/09/14  (12,144) Euro                 (16,724)     (16,846)        (122)
   05/13/14  (14,127) New Zealand Dollar   (12,259)     (12,171)          88
   05/08/14  (89,475) UK Pound Sterling   (149,876)    (151,062)      (1,186)
                                         ---------    ---------      -------
                                         $(185,349)   $(186,597)     $(1,248)
                                         =========    =========      =======

* During the six months ended April 30, 2014, the Portfolio's average contract amount of forward currency contracts was $159,130 (in thousands):

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2014, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               Expiration Number of  Contract Unrealized
      Description                 Date    Contracts*  Amount  Gain (Loss)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  08/14/14      39      $4,146     $(45)
      CBT Wheat Futures.......  07/14/14      72       2,597       91
      Coffee 'C' Futures......  07/21/14      34       2,625      278
      Copper Futures..........  07/29/14      58       4,390       39
      Corn Futures............  07/14/14     242       6,280      276
      Cotton No.2 Futures.....  07/09/14      24       1,131        1
      Gasoline RBOB Futures...  06/30/14      21       2,583       51
      Gold 100 oz Futures.....  08/27/14      61       7,905       72

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     KCB Wheat Futures..........  07/14/14      24         975        54
     LME Nickel Futures.........  07/16/14      16       1,760       199
     LME Prime Aluminum Futures.  07/14/14      69       3,095         3
     LME Zinc Futures...........  07/14/14      29       1,482        31
     Lean Hogs Futures..........  07/15/14      35       1,714         1
     Live Cattle Futures........  08/29/14      39       2,123        39
     NY Harbor ULSD Futures.....  06/30/14      20       2,456         2
     Natural Gas Futures........  06/26/14     153       7,410       514
     Silver Futures.............  07/29/14      27       2,588      (108)
     Soybean Futures............  07/14/14     160      12,101       395
     Soybean Meal Futures.......  07/14/14      42       2,074       161
     Soybean Oil Futures........  07/14/14      81       2,047        34
     Sugar #11 Futures..........  06/30/14     143       2,838       (11)
     WTI Crude Futures..........  06/20/14      59       5,847         3
                                                       -------    ------
                                                       $80,167    $2,080
                                                       =======    ======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2014 the Subsidiary's average notional contract amount of outstanding futures contracts was $51,214 (in thousands).

   At April 30, 2014, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                           Unrealized
                                   Commodity   Expiration      Notional   Appreciation
Counterparty                       Exposure       Date         Amount*   (Depreciation)
------------                     -----------   ----------     ---------  --------------
Citibank, N.A................... Index**        06/30/14  USD $(248,143)     $ (33)
Citibank, N.A................... Natural Gas    07/02/14  USD    66,808       (994)
Citibank, N.A................... Natural Gas    09/02/14  USD   (66,402)       979
Credit Suisse................... Corn           05/30/14  USD   (38,583)       244
Credit Suisse................... Corn           05/30/14  USD   (11,958)       135
Credit Suisse................... Index**        05/30/14  USD  (229,756)       (31)
Credit Suisse................... Corn           05/30/14  USD    12,113       (214)
Credit Suisse................... Corn           05/30/14  USD    38,888       (686)
Deutsche Bank AG, London Branch. Soybean        05/30/14  USD   (33,784)       498
Deutsche Bank AG, London Branch. Index**        05/30/14  USD  (276,178)       (37)
Deutsche Bank AG, London Branch. Soybean        05/30/14  USD    40,782       (814)
UBS AG.......................... Index**        07/31/14  USD  (240,093)       (32)
                                                              ---------      -----
                                                              $(986,306)     $(985)
                                                              =========      =====

  The Portfolio received cash collateral of $7,300 (in thousands) and securities with a market value of $11,592 (in thousands) for swap contracts.

* During the six months ended April 30, 2014 the Subsidiary's average notional value of outstanding swap contracts was $1,003,468 (in thousands).

**Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2014:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Contracts                                  Payables: Futures Margin
                                                        Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2014 (amounts in thousands):

                                                     Asset Derivatives Value
                                           -------------------------------------------
                                            Total Value    Foreign
                                                 at       Exchange  Commodity   Swap
                                           April 30, 2014 Contracts Contracts Contracts
-                                          -------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD..      4,188          88     2,244*    1,856

                                                   Liability Derivatives Value
                                           -------------------------------------------
                                            Total Value    Foreign
                                                 at       Exchange  Commodity   Swap
                                           April 30, 2014 Contracts Contracts Contracts
-                                          -------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD..     (4,341)     (1,336)     (164)*  (2,841)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2014:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Commodity Contracts         Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                              (Depreciation) of: Futures

Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
                              Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                              Denominated Amounts

Other Contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                              Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2014 (amounts in thousands):

                                                 Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                           ------------------------------------
                                                   Foreign
                                                  Exchange  Commodity   Swap
                                           Total  Contracts Contracts Contracts
                                           ------ --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. 91,460  (4,444)    4,295    91,609


                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                            -----------------------------------
                                                   Foreign
                                                  Exchange  Commodity   Swap
                                            Total Contracts Contracts Contracts
                                            ----- --------- --------- ---------
 Dimensional Cayman Commodity Fund I, LTD.. 6,786   (463)     2,648     4,601

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2014 (Amounts in thousands):

                                                        Gross Amounts Not
                                                          Offset in the
                                                           Consolidated
                                                           Statement of
                                                      Assets and Liabilities
                                                    -----------------------
                                    Net Amounts of
                                        Assets
                                     Presented in
                          Gross    the Consolidated                                                Gross
                        Amounts of   Statement of                      Cash                     Amounts of
                        Recognized    Assets and       Financial    Collateral    Net           Recognized
Description             Assets (a)   Liabilities    Instruments (b)  Received  Amount (c) -   Liabilities (a)
------------------------------------------------------------------------------------------    ----------------
                                                     Assets
                        ------------------------------------------------------------------    ---------------
DFA Commodity Strategy
 Portfolio
  Forward Currency
   Contracts...........   $   88        $   88               --         --        $88             $1,336
  Swap Contracts.......    1,856         1,856          $(1,856)(f)     --(f)      --              2,841

                                             Gross Amounts Not
                                               Offset in the
                                                Consolidated
                                                Statement of
                                           Assets and Liabilities
                                         --------------------------
                          Net Amounts
                         of Liabilities
                          Presented in
                        the Consolidated
                          Statement of                      Cash
                           Assets and       Financial    Collateral    Net
Description               Liabilities    Instruments (d)  Pledged   Amount (e)
------------------------------------------------------------------------------
                                      Liabilities
                        -------------------------------------------------------
DFA Commodity Strategy
 Portfolio
  Forward Currency
   Contracts...........      $1,336               --         --       $1,336
  Swap Contracts.......       2,841          $(2,841)(f)     --           --

(a)No amounts have been netted against the gross amounts recognized in the Statement of Assets and Liabilities

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2014.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2014, three shareholders held 84% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2014
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/13  04/30/14    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,052.50    0.68%    $3.46
   Institutional Class Shares......... $1,000.00 $1,053.80    0.43%    $2.19
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,083.40    0.08%    $0.41
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................   9.9%
              Energy.......................................  10.6%
              Financials...................................  13.9%
              Health Care..................................  13.2%
              Industrials..................................  10.7%
              Information Technology.......................  18.5%
              Materials....................................   3.5%
              Real Estate Investment Trusts................   2.2%
              Telecommunication Services...................   2.5%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $7,124,146,659
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,792,632,219)............................. $7,124,146,659
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (11.4%)
 *   Amazon.com, Inc....................   115,310 $ 35,069,230            0.7%
     Comcast Corp. Class A..............   807,950   41,819,492            0.8%
     Home Depot, Inc. (The).............   436,507   34,706,672            0.7%
     McDonald's Corp....................   306,833   31,106,730            0.6%
     Walt Disney Co. (The)..............   505,068   40,072,095            0.8%
     Other Securities...................            433,654,316            8.1%
                                                   ------------           -----
 Total Consumer Discretionary...........            616,428,535           11.7%
                                                   ------------           -----
 Consumer Staples -- (9.5%)
     Altria Group, Inc..................   617,723   24,776,870            0.5%
     Coca-Cola Co. (The)................ 1,174,494   47,907,610            0.9%
     CVS Caremark Corp..................   366,516   26,653,044            0.5%
     PepsiCo, Inc.......................   471,917   40,532,951            0.8%
     Philip Morris International, Inc...   491,361   41,976,970            0.8%
     Procter & Gamble Co. (The).........   840,453   69,379,395            1.3%
     Wal-Mart Stores, Inc...............   501,495   39,974,166            0.7%
     Other Securities...................            222,247,299            4.2%
                                                   ------------           -----
 Total Consumer Staples.................            513,448,305            9.7%
                                                   ------------           -----
 Energy -- (10.2%)
     Chevron Corp.......................   591,771   74,279,096            1.4%
     ConocoPhillips.....................   380,055   28,241,887            0.5%
     Exxon Mobil Corp................... 1,339,451  137,173,177            2.6%
     Occidental Petroleum Corp..........   246,347   23,587,725            0.4%
     Schlumberger, Ltd..................   405,232   41,151,310            0.8%
     Other Securities...................            247,777,364            4.8%
                                                   ------------           -----
 Total Energy...........................            552,210,559           10.5%
                                                   ------------           -----
 Financials -- (13.4%)
     American Express Co................   283,252   24,764,722            0.5%
     American International Group, Inc..   453,816   24,111,244            0.5%
     Bank of America Corp............... 3,275,795   49,595,536            0.9%
 *   Berkshire Hathaway, Inc. Class B...   558,002   71,898,558            1.4%
     Citigroup, Inc.....................   941,208   45,093,275            0.9%
     JPMorgan Chase & Co................ 1,173,799   65,709,268            1.2%
     Wells Fargo & Co................... 1,484,218   73,676,582            1.4%
     Other Securities...................            369,599,648            6.9%
                                                   ------------           -----
 Total Financials.......................            724,448,833           13.7%
                                                   ------------           -----
 Health Care -- (12.8%)
     AbbVie, Inc........................   492,392   25,643,775            0.5%
     Amgen, Inc.........................   234,029   26,152,741            0.5%
     Bristol-Myers Squibb Co............   509,604   25,526,064            0.5%
 *   Gilead Sciences, Inc...............   476,811   37,424,895            0.7%
     Johnson & Johnson..................   876,872   88,818,365            1.7%
     Merck & Co., Inc...................   911,502   53,377,557            1.0%
     Pfizer, Inc........................ 1,978,510   61,887,793            1.2%
     Other Securities...................            369,084,402            6.9%
                                                   ------------           -----
 Total Health Care......................            687,915,592           13.0%
                                                   ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (10.4%)
      3M Co..............................................    195,143 $   27,142,440            0.5%
      Boeing Co. (The)...................................    211,998     27,351,982            0.5%
      General Electric Co................................  3,109,960     83,626,824            1.6%
      Union Pacific Corp.................................    141,054     26,860,913            0.5%
      United Technologies Corp...........................    260,999     30,884,012            0.6%
      Other Securities...................................               363,864,275            6.9%
                                                                     --------------          ------
Total Industrials........................................               559,730,446           10.6%
                                                                     --------------          ------
Information Technology -- (17.9%)
      Apple, Inc.........................................    276,489    163,153,394            3.1%
      Cisco Systems, Inc.................................  1,596,738     36,900,615            0.7%
*     Facebook, Inc. Class A.............................    529,529     31,655,244            0.6%
*     Google, Inc. Class A...............................     87,499     46,801,465            0.9%
*     Google, Inc. Class C...............................     87,499     46,082,223            0.9%
      Intel Corp.........................................  1,541,166     41,133,721            0.8%
      International Business Machines Corp...............    303,417     59,612,338            1.1%
      MasterCard, Inc. Class A...........................    316,300     23,263,865            0.4%
      Microsoft Corp.....................................  2,341,401     94,592,600            1.8%
      Oracle Corp........................................  1,073,425     43,881,614            0.8%
      QUALCOMM, Inc......................................    524,183     41,258,444            0.8%
      Visa, Inc. Class A.................................    157,121     31,834,286            0.6%
      Other Securities...................................               305,937,266            5.8%
                                                                     --------------          ------
Total Information Technology.............................               966,107,075           18.3%
                                                                     --------------          ------
Materials -- (3.4%)
      Other Securities...................................               182,878,835            3.5%
                                                                     --------------          ------
Real Estate Investment Trusts -- (2.1%)
      Other Securities...................................               115,836,157            2.2%
                                                                     --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................  1,613,962     57,618,443            1.1%
      Verizon Communications, Inc........................  1,283,626     59,983,843            1.2%
      Other Securities...................................                 9,773,159            0.1%
                                                                     --------------          ------
Total Telecommunication Services.........................               127,375,445            2.4%
                                                                     --------------          ------
Utilities -- (3.1%)
      Other Securities...................................               165,559,104            3.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,211,938,886           98.7%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves, 0.074%. 61,231,350     61,231,350            1.2%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund..................... 10,498,920    121,472,506            2.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,765,040,167)................................              $5,394,642,742          102.2%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  616,428,535           --   --    $  616,428,535
  Consumer Staples..............    513,448,305           --   --       513,448,305
  Energy........................    552,210,559           --   --       552,210,559
  Financials....................    724,448,833           --   --       724,448,833
  Health Care...................    687,915,592           --   --       687,915,592
  Industrials...................    559,730,446           --   --       559,730,446
  Information Technology........    966,107,075           --   --       966,107,075
  Materials.....................    182,878,835           --   --       182,878,835
  Real Estate Investment Trusts.    115,836,157           --   --       115,836,157
  Telecommunication Services....    127,375,445           --   --       127,375,445
  Utilities.....................    165,559,104           --   --       165,559,104
Temporary Cash Investments......     61,231,350           --   --        61,231,350
Securities Lending Collateral...             -- $121,472,506   --       121,472,506
Futures Contracts**.............        591,423           --   --           591,423
                                 -------------- ------------   --    --------------
TOTAL........................... $5,273,761,659 $121,472,506   --    $5,395,234,165
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                 DFA        U.S. Large
                                                                                            International    Company
                                                                                           Value Portfolio  Portfolio
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    7,124,147  $         --
Investments at Value (including $0 and $119,833 of securities on loan, respectively)...... $           --  $  5,211,939
Temporary Cash Investments at Value & Cost................................................             --        61,231
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       121,473
Segregated Cash for Futures Contracts.....................................................             --         2,898
Receivables:
  Dividends, Interest and Tax Reclaims....................................................             --         4,830
  Securities Lending Income...............................................................             --            20
  Fund Shares Sold........................................................................         12,953         4,910
  Futures Margin Variation................................................................             --           214
Prepaid Expenses and Other Assets.........................................................             67            49
                                                                                           --------------  ------------
     Total Assets.........................................................................      7,137,167     5,407,564
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................             --       121,473
  Investment Securities Purchased.........................................................             --         1,550
  Fund Shares Redeemed....................................................................          2,655         2,873
  Due to Advisor..........................................................................          1,150           242
Accrued Expenses and Other Liabilities....................................................            273           583
                                                                                           --------------  ------------
     Total Liabilities....................................................................          4,078       126,721
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    7,133,089  $  5,280,843
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $11,702 and $0 and shares outstanding of
 583,059 and 0, respectively.............................................................. $        20.07  $        N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $7,121,387 and $5,280,843 and shares
 outstanding of 355,005,317 and 354,982,901, respectively................................. $        20.06  $      14.88
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    5,792,632  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  2,582,337
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    6,259,382  $  2,983,253
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         60,195        13,361
Accumulated Net Realized Gain (Loss)......................................................       (518,400)     (345,964)
Net Unrealized Foreign Exchange Gain (Loss)...............................................            397            --
Net Unrealized Appreciation (Depreciation)................................................      1,331,515     2,630,193
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    7,133,089  $  5,280,843
                                                                                           ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        DFA
                                                                                   International U.S. Large
                                                                                       Value      Company
                                                                                    Portfolio*   Portfolio
                                                                                   ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $8,558 and $0, respectively)........   $201,665     $     --
  Interest........................................................................          1           --
  Income from Securities Lending..................................................      4,138           --
  Expenses Allocated from Affiliated Investment Company...........................     (7,284)          --
                                                                                     --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies....    198,520           --
                                                                                     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $4, respectively)............   $     --     $ 52,445
  Interest........................................................................         --            2
  Income from Securities Lending..................................................         --          120
                                                                                     --------     --------
     Total Investment Income......................................................         --       52,567
                                                                                     --------     --------
Expenses
  Investment Advisory Services Fees...............................................         --          634
  Administrative Services Fees....................................................      6,682          887
  Accounting & Transfer Agent Fees................................................         32          148
  S&P 500(R) Fees.................................................................         --           51
  Shareholder Servicing Fees -- Class R2 Shares...................................          8           --
  Custodian Fees..................................................................         --           31
  Filing Fees.....................................................................         63           41
  Shareholders' Reports...........................................................         65           45
  Directors'/Trustees' Fees & Expenses............................................         44           35
  Professional Fees...............................................................         22          111
  Other...........................................................................         24           25
                                                                                     --------     --------
     Total Expenses...............................................................      6,940        2,008
                                                                                     --------     --------
  Net Expenses....................................................................      6,940        2,008
                                                                                     --------     --------
  Net Investment Income (Loss)....................................................    191,580       50,559
                                                                                     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................................     93,970       45,964
    Futures.......................................................................         --        7,403
    Foreign Currency Transactions.................................................        262           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................     74,672      305,650
    Futures.......................................................................        (25)      (1,675)
    Translation of Foreign Currency Denominated Amounts...........................         49           --
                                                                                     --------     --------
  Net Realized and Unrealized Gain (Loss).........................................    168,928      357,342
                                                                                     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $360,508     $407,901
                                                                                     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $6 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                  -----------------------  ----------------------
                                                                  Six Months      Year     Six Months     Year
                                                                     Ended       Ended        Ended      Ended
                                                                   April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                     2014         2013        2014        2013
                                                                  ----------- -----------  ----------- ----------
                                                                  (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................... $  191,580  $   177,660  $   50,559  $   95,270
  Capital Gain Distributions Received from Investment Securities.         --           --          --         409
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..................................     93,970      296,792      45,964     180,412
    Futures......................................................         --       (1,213)      7,403       8,021
    Foreign Currency Transactions................................        262       (1,636)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................     74,672      993,902     305,650     780,086
    Futures......................................................        (25)          27      (1,675)      2,321
    Translation of Foreign Currency Denominated Amounts..........         49          396          --          --
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations.................................................    360,508    1,465,928     407,901   1,066,519
                                                                  ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares..............................................       (119)        (218)         --          --
    Institutional Class Shares...................................   (145,688)    (189,040)    (49,877)    (94,840)
                                                                  ----------  -----------  ----------  ----------
     Total Distributions.........................................   (145,807)    (189,258)    (49,877)    (94,840)
                                                                  ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................................    812,590    1,466,636     370,836     774,924
  Shares Issued in Lieu of Cash Distributions....................    141,263      178,512      43,658      82,335
  Shares Redeemed................................................   (563,337)  (1,881,241)   (409,011)   (948,938)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions.....    390,516     (236,093)      5,483     (91,679)
                                                                  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets.....................    605,217    1,040,577     363,507     880,000
Net Assets
  Beginning of Period............................................  6,527,872    5,487,295   4,917,336   4,037,336
                                                                  ----------  -----------  ----------  ----------
  End of Period.................................................. $7,133,089  $ 6,527,872  $5,280,843  $4,917,336
                                                                  ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................................     41,533       83,922      25,748      62,326
  Shares Issued in Lieu of Cash Distributions....................      7,230       10,436       3,057       6,727
  Shares Redeemed................................................    (28,832)    (107,838)    (28,360)    (76,529)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...................................................     19,931      (13,480)        445      (7,476)
                                                                  ==========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)....................................... $   60,195  $    14,422  $   13,361  $   12,679

----------
* Net of foreign capital gain taxes withheld of $6, $2, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       DFA International Value Portfolio-Class R2 Shares+
                                                   ----------------------------------------------------------
                                                   Six Months      Year     Year     Year      Year     Year
                                                      Ended       Ended    Ended    Ended     Ended    Ended
                                                    April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                      2014         2013     2012     2011      2010     2009
---------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 19.46      $15.72   $15.83   $17.82    $17.13   $13.58
                                                     -------      ------   ------   ------    ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.55        0.49     0.51     0.53      0.37     0.42
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.46        3.77    (0.13)   (2.00)     1.29     4.10
                                                     -------      ------   ------   ------    ------   ------
   Total from Investment Operations...............      1.01        4.26     0.38    (1.47)     1.66     4.52
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.40)      (0.52)   (0.49)   (0.52)    (0.97)   (0.97)
                                                     -------      ------   ------   ------    ------   ------
   Total Distributions............................     (0.40)      (0.52)   (0.49)   (0.52)    (0.97)   (0.97)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 20.07      $19.46   $15.72   $15.83    $17.82   $17.13
=================================================  ===========   ======== ======== ========  ======== ========
Total Return......................................      5.25%(D)   27.61%    2.70%   (8.53)%   10.60%   34.86%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $11,702      $5,517   $6,407   $6,102    $4,952   $3,443
Ratio of Expenses to Average Net Assets (B).......      0.68%(E)    0.69%    0.71%    0.71%     0.72%    0.74%
Ratio of Net Investment Income to Average Net
 Assets...........................................      5.65%(E)    2.84%    3.33%    2.97%     2.11%    2.96%
---------------------------------------------------------------------------------------------------------------

                                                          DFA International Value Portfolio-Institutional Class Shares
                                                   --------------------------------------------------------------------------
                                                    Six Months       Year        Year         Year        Year        Year
                                                       Ended        Ended       Ended        Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                       2014          2013        2012         2011        2010        2009
------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    19.45     $    15.72  $    15.83  $    17.81   $    16.46  $    12.54
                                                   ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.56           0.52        0.54        0.58         0.39        0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.47           3.78       (0.12)      (1.99)        1.34        3.92
                                                   ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...............       1.03           4.30        0.42       (1.41)        1.73        4.32
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.42)         (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
                                                   ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions............................      (0.42)         (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    20.06     $    19.45  $    15.72  $    15.83   $    17.81  $    16.46
=================================================  ===========    ==========  ==========  ==========   ==========  ==========
Total Return......................................       5.38%(D)      27.90%       2.98%      (8.26)%      10.94%      35.11%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $7,121,387     $6,522,355  $5,480,888  $5,287,323   $5,157,857  $4,437,846
Ratio of Expenses to Average Net Assets (B).......       0.43%(E)       0.43%       0.45%       0.45%        0.45%       0.46%
Ratio of Net Investment Income to Average Net
 Assets...........................................       5.73%(E)       3.00%       3.54%       3.26%        2.34%       3.00%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                           U.S. Large Company Portfolio
                                                   -------------------------------------------------------------------------
                                                    Six Months       Year        Year        Year         Year          Year
                                                       Ended        Ended       Ended       Ended        Ended         Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,
                                                       2014          2013        2012        2011         2010          2009
--------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    13.87     $    11.15  $     9.90  $     9.34  $     8.16    $   7.62
                                                   ----------     ----------  ----------  ----------  ----------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.14           0.27        0.22        0.19        0.18        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.01           2.71        1.25        0.56        1.15        0.55
                                                   ----------     ----------  ----------  ----------  ----------    --------
   Total from Investment Operations...............       1.15           2.98        1.47        0.75        1.33        0.73
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.14)         (0.26)      (0.22)      (0.19)      (0.15)      (0.19)
                                                   ----------     ----------  ----------  ----------  ----------    --------
   Total Distributions............................      (0.14)         (0.26)      (0.22)      (0.19)      (0.15)      (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    14.88     $    13.87  $    11.15  $     9.90  $     9.34    $   8.16
=================================================  ===========    ==========  ==========  ==========  ==========    ========
Total Return......................................       8.34%(D)      27.10%      15.02%       8.09%      16.47%      10.07%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $5,280,843     $4,917,336  $4,037,336  $3,762,013  $3,712,973    $785,689
Ratio of Expenses to Average Net Assets...........       0.08%(E)       0.09%       0.10%       0.10%       0.10%**     0.10%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of Expenses
 and/or Recovery of Previously Waived Fees and
 Fees Paid Indirectly)............................       0.08%(E)       0.10%       0.10%       0.10%       0.11%**     0.13%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.99%(E)       2.13%       2.10%       1.95%       1.99%       2.53%
Portfolio Turnover Rate...........................          2%(D)          3%          4%          4%          1%*       N/A
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and, for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2014, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          Value
Target Fund                     Shares           Acquiring Fund             Shares    (in thousands)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         Unrealized Appreciation
Target Fund                   Net Assets     (Depreciation)               Acquiring Fund          Net Assets
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the

Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2014, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                   DFA International Value Portfolio.  0.20%
                   U.S. Large Company Portfolio*..... 0.035%

   For the six months ended April 30, 2014, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                     U.S. Large Company Portfolio*. 0.025%

   Prior to February 28, 2014, the Portfolio was provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for the Portfolio was combined into an investment management agreement that provides for an investment management fee, equal to the Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
                                       Limitation Amount    Assumed        Recovery
                                       ----------------- ------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......       0.08%            $40            $432

Class R2 Shares
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $201
                    U.S. Large Company Portfolio......  255

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- -------
                U.S. Large Company Portfolio.  $95,742  $76,223

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                              Increase       Increase
                                             (Decrease)     (Decrease)
                                           Undistributed   Accumulated
                                           Net Investment  Net Realized
                                               Income     Gains (Losses)
                                           -------------- --------------
        DFA International Value Portfolio.    $(1,204)        $1,204
        U.S. Large Company Portfolio......         --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                              Net Investment
                                                Income and
                                                Short-Term
                                              Capital Gains   Total
                                              -------------- --------
           DFA International Value Portfolio
           2012..............................    $180,966    $180,966
           2013..............................     189,258     189,258
           U.S. Large Company Portfolio
           2012..............................      81,785      81,785
           2013..............................      94,840      94,840

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                             Total Net
                                   Net Investment                                          Distributable
                                     Income and                    Other      Unrealized     Earnings
                                     Short-Term   Capital Loss   Temporary   Appreciation  (Accumulated
                                   Capital Gains  Carryforwards Differences (Depreciation)    Losses)
                                   -------------- ------------- ----------- -------------- -------------
DFA International Value Portfolio.    $19,332       $(611,811)         --     $1,251,780    $  659,301
U.S. Large Company Portfolio......     12,923        (180,406)    $46,568      2,060,725     1,939,810

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                         Expires on October 31,
                                         ----------------------
                                           2016       2017       2018    Total
                                          --------    -------   ------- --------
      DFA International Value Portfolio. $611,811         --         -- $611,811
      U.S. Large Company Portfolio......   55,911    $80,822    $43,673  180,406

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $295,092
                  U.S. Large Company Portfolio......  166,609

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $5,798,069  $1,326,078          --     $1,326,078
U.S. Large Company Portfolio......  2,767,776   2,696,937    $(70,070)     2,626,867

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended         Year Ended
                                                         April 30, 2014        Oct. 31, 2013
                                                       ------------------  ---------------------
                                                           (Unaudited)
                                                       ------------------
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  --------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $   9,212      465  $     1,969       112
 Shares Issued in Lieu of Cash Distributions..........       119        6          218        13
 Shares Redeemed......................................    (3,420)    (172)      (4,454)     (249)
                                                       ---------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $   5,911      299  $    (2,267)     (124)
                                                       =========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 803,378   41,068  $ 1,464,667    83,810
 Shares Issued in Lieu of Cash Distributions..........   141,144    7,224      178,294    10,423
 Shares Redeemed......................................  (559,917) (28,660)  (1,876,787) (107,589)
                                                       ---------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 384,605   19,632  $  (233,826)  (13,356)
                                                       =========  =======  ===========  ========

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2014, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                           Unrealized Approximate
                                            Expiration Number of  Contract    Gain       Cash
                         Description           Date    Contracts*  Value     (Loss)   Collateral
                    ----------------------- ---------- ---------- -------- ---------- -----------
U.S. Large Company
  Portfolio........ S&P 500 Index(R) Emini   06/20/14     692     $64,975     $591      $2,898

* During the six months ended April 30, 2014, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $56,884 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of April 30, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts......... Receivables: Futures
                           Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2014 (amounts in thousands):

                                           Asset Derivatives Value
                                       ------------------------------
                                        Total Value
                                             at
                                       April 30, 2014 Equity Contracts
         -                             -------------- ----------------
         U.S. Large Company Portfolio.      $591            $591*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2014:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2014 (amounts in thousands):

                                           Realized Gain (Loss) on
                                           Derivatives Recognized in Income
                                           --------------------------------
                                                             Equity
                                               Total          Contracts
                                           ---------      -------------
             U.S. Large Company Portfolio.  $7,403           $7,403

                                            Change in Unrealized
                                           Appreciation (Depreciation) on
                                           Derivatives Recognized in Income
                                           -------------------------------
                                                             Equity
                                               Total          Contracts
                                           ---------      -------------
             U.S. Large Company Portfolio.  $(1,675)         $(1,675)

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2014.

J. Securities Lending:

   As of April 30, 2014, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      4             95%
DFA International Value Portfolio -- Institutional Class Shares.      3             66%
U.S. Large Company Portfolio....................................      3             74%

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. The Investment Management Agreement became effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement are the same as under the Previous Agreements. As of February 28, 2014, the Portfolio pays the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by the Portfolio to the Advisor under the Previous Agreements.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     The U.S. Large Cap Value Series
     -
     Actual Fund Return............ $1,000.00 $1,094.50    0.11%    $0.57
     Hypothetical 5% Annual Return. $1,000.00 $1,024.25    0.11%    $0.55

     The DFA International Value Series
     -
     Actual Fund Return............ $1,000.00 $1,055.10    0.22%    $1.12
     Hypothetical 5% Annual Return. $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/13  04/30/14    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  976.20    0.13%    $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,002.10    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,095.20    0.12%    $0.62
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,148.90    0.13%    $0.69
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,103.70    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $  979.50    0.15%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,021.20    0.26%    $1.30
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   7.1%
              Energy.......................................  22.2%
              Financials...................................  22.6%
              Health Care..................................   9.7%
              Industrials..................................  11.4%
              Information Technology.......................   7.2%
              Materials....................................   3.3%
              Telecommunication Services...................   4.2%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.6%
              Energy.......................................  14.3%
              Financials...................................  34.7%
              Health Care..................................   3.7%
              Industrials..................................  10.0%
              Information Technology.......................   3.5%
              Materials....................................  11.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.4%
              Consumer Staples.............................   9.6%
              Energy.......................................   1.1%
              Financials...................................  11.3%
              Health Care..................................   5.1%
              Industrials..................................  29.5%
              Information Technology.......................  11.3%
              Materials....................................  11.2%
              Telecommunication Services...................    --
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.7%
              Consumer Staples.............................   4.1%
              Energy.......................................   6.2%
              Financials...................................  12.7%
              Health Care..................................   5.6%
              Industrials..................................  19.4%
              Information Technology.......................   5.2%
              Materials....................................  11.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  26.0%
              Consumer Staples.............................   4.1%
              Energy.......................................   5.9%
              Financials...................................  14.6%
              Health Care..................................   3.0%
              Industrials..................................  25.6%
              Information Technology.......................   7.8%
              Materials....................................   7.7%
              Telecommunication Services...................   2.7%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   5.8%
              Energy.......................................   4.3%
              Financials...................................  18.3%
              Health Care..................................   9.1%
              Industrials..................................  26.0%
              Information Technology.......................   9.6%
              Materials....................................   7.6%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   9.7%
              Consumer Staples.............................   3.4%
              Energy.......................................  29.5%
              Financials...................................   7.8%
              Health Care..................................   2.3%
              Industrials..................................  14.4%
              Information Technology.......................   5.9%
              Materials....................................  21.5%
              Telecommunication Services...................   0.3%
              Utilities....................................   5.2%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   8.6%
              Energy.......................................  10.3%
              Financials...................................  25.1%
              Health Care..................................   1.8%
              Industrials..................................   7.7%
              Information Technology.......................  16.6%
              Materials....................................  10.1%
              Other........................................    --
              Telecommunication Services...................   6.7%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  17.6%
              Consumer Staples.............................   8.8%
              Energy.......................................   2.6%
              Financials...................................  16.2%
              Health Care..................................   5.8%
              Industrials..................................  18.3%
              Information Technology.......................  13.4%
              Materials....................................  12.8%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.9%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (11.6%)
    Comcast Corp. Class A................  9,873,756 $  511,065,611            3.1%
#   Comcast Corp. Special Class A........  3,813,064    194,580,656            1.2%
    General Motors Co....................  3,716,863    128,157,436            0.8%
    Time Warner Cable, Inc...............  1,876,119    265,395,794            1.6%
    Time Warner, Inc.....................  5,052,904    335,816,000            2.0%
    Other Securities.....................               556,054,796            3.2%
                                                     --------------           -----
Total Consumer Discretionary.............             1,991,070,293           11.9%
                                                     --------------           -----
Consumer Staples -- (6.9%)
    Archer-Daniels-Midland Co............  3,151,861    137,830,881            0.8%
    CVS Caremark Corp....................  6,986,047    508,025,338            3.0%
    Mondelez International, Inc. Class A.  7,976,433    284,359,836            1.7%
    Other Securities.....................               251,992,010            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,182,208,065            7.1%
                                                     --------------           -----
Energy -- (21.6%)
    Anadarko Petroleum Corp..............  2,644,697    261,877,897            1.6%
    Apache Corp..........................  1,895,772    164,553,010            1.0%
    Baker Hughes, Inc....................  1,938,026    135,468,017            0.8%
    Chevron Corp.........................  4,835,771    606,985,976            3.6%
    ConocoPhillips.......................  6,993,622    519,696,051            3.1%
    Devon Energy Corp....................  1,721,246    120,487,220            0.7%
    Exxon Mobil Corp.....................  1,502,573    153,878,501            0.9%
    Hess Corp............................  1,628,606    145,206,511            0.9%
    Marathon Oil Corp....................  3,640,872    131,617,523            0.8%
    Marathon Petroleum Corp..............  1,752,484    162,893,388            1.0%
    National Oilwell Varco, Inc..........  2,032,845    159,639,318            1.0%
    Occidental Petroleum Corp............  2,152,468    206,098,811            1.2%
    Phillips 66..........................  2,926,797    243,568,046            1.5%
    Valero Energy Corp...................  2,806,975    160,474,761            1.0%
    Other Securities.....................               532,312,812            3.1%
                                                     --------------           -----
Total Energy.............................             3,704,757,842           22.2%
                                                     --------------           -----
Financials -- (22.0%)
    American International Group, Inc....  6,143,899    326,425,354            2.0%
    Bank of America Corp................. 26,957,644    408,138,730            2.4%
    Bank of New York Mellon Corp. (The)..  3,735,585    126,524,264            0.8%
    Capital One Financial Corp...........  2,096,624    154,940,514            0.9%
    Citigroup, Inc.......................  7,932,413    380,041,907            2.3%
    CME Group, Inc.......................  1,612,799    113,524,922            0.7%
    JPMorgan Chase & Co..................  9,265,436    518,679,107            3.1%
    MetLife, Inc.........................  4,300,949    225,154,680            1.3%
    Morgan Stanley.......................  6,887,527    213,031,210            1.3%
    Prudential Financial, Inc............  1,944,264    156,863,220            0.9%
    SunTrust Banks, Inc..................  2,600,602     99,499,033            0.6%
    Other Securities.....................             1,051,677,256            6.3%
                                                     --------------           -----
Total Financials.........................             3,774,500,197           22.6%
                                                     --------------           -----
Health Care -- (9.3%)
    Aetna, Inc...........................  2,009,110    143,550,909            0.9%
*   Express Scripts Holding Co...........  3,072,578    204,572,243            1.2%
    Pfizer, Inc.......................... 16,350,996    511,459,155            3.1%
    Thermo Fisher Scientific, Inc........  1,947,634    222,030,276            1.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                           Shares        Value+      of Net Assets**
                                                           ------        ------      ---------------
Health Care -- (Continued)
      WellPoint, Inc.....................................  1,674,297 $   168,568,222            1.0%
      Other Securities...................................                357,718,328            2.1%
                                                                     ---------------          ------
Total Health Care........................................              1,607,899,133            9.6%
                                                                     ---------------          ------
Industrials -- (11.1%)
      CSX Corp...........................................  5,604,703     158,164,719            1.0%
      Eaton Corp. P.L.C..................................  2,273,922     165,177,694            1.0%
      FedEx Corp.........................................    828,737     112,915,416            0.7%
      General Electric Co................................ 12,431,885     334,293,388            2.0%
      Norfolk Southern Corp..............................  1,681,939     158,993,694            1.0%
      Northrop Grumman Corp..............................  1,364,645     165,818,014            1.0%
      Union Pacific Corp.................................  1,891,022     360,107,319            2.2%
      Other Securities...................................                448,194,227            2.5%
                                                                     ---------------          ------
Total Industrials........................................              1,903,664,471           11.4%
                                                                     ---------------          ------
Information Technology -- (7.0%)
      Corning, Inc.......................................  5,762,032     120,484,089            0.7%
      Hewlett-Packard Co.................................  9,619,949     318,035,514            1.9%
      Intel Corp.........................................  5,871,145     156,700,860            0.9%
      Other Securities...................................                606,174,129            3.7%
                                                                     ---------------          ------
Total Information Technology.............................              1,201,394,592            7.2%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan Copper & Gold, Inc................  4,647,012     159,717,802            1.0%
      Other Securities...................................                395,751,544            2.3%
                                                                     ---------------          ------
Total Materials..........................................                555,469,346            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.0%)
      AT&T, Inc.......................................... 15,116,213     539,648,804            3.2%
      Other Securities...................................                153,431,442            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                693,080,246            4.1%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 54,600,112            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             16,668,644,297           99.7%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.074%. 69,498,079      69,498,079            0.4%
                                                                     ---------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                          ----------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund..................... 38,162,068     441,535,131            2.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,925,873,386)...............................              $17,179,677,507          102.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,991,070,293           --   --    $ 1,991,070,293
  Consumer Staples............   1,182,208,065           --   --      1,182,208,065
  Energy......................   3,704,757,842           --   --      3,704,757,842
  Financials..................   3,774,500,197           --   --      3,774,500,197
  Health Care.................   1,607,899,133           --   --      1,607,899,133
  Industrials.................   1,903,664,471           --   --      1,903,664,471
  Information Technology......   1,201,394,592           --   --      1,201,394,592
  Materials...................     555,469,346           --   --        555,469,346
  Telecommunication Services..     693,080,246           --   --        693,080,246
  Utilities...................      54,600,112           --   --         54,600,112
Temporary Cash Investments....      69,498,079           --   --         69,498,079
Securities Lending Collateral.              -- $441,535,131   --        441,535,131
                               --------------- ------------   --    ---------------
TOTAL......................... $16,738,142,376 $441,535,131   --    $17,179,677,507
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (90.6%)
  AUSTRALIA -- (4.6%)
      Santos, Ltd...................... 4,099,271 $ 52,558,232            0.6%
      Wesfarmers, Ltd.................. 2,586,337  102,933,877            1.1%
      Other Securities.................            321,643,082            3.3%
                                                  ------------           -----
  TOTAL AUSTRALIA......................            477,135,191            5.0%
                                                  ------------           -----

  AUSTRIA -- (0.1%)
      Other Securities.................             15,658,992            0.2%
                                                  ------------           -----

  BELGIUM -- (1.2%)
      Other Securities.................            128,323,164            1.4%
                                                  ------------           -----

  CANADA -- (8.0%)
  #   Canadian Natural Resources, Ltd.. 1,849,320   75,352,978            0.8%
      Manulife Financial Corp.......... 3,287,435   61,726,575            0.7%
      Suncor Energy, Inc............... 3,750,370  144,670,082            1.5%
      Other Securities.................            554,656,413            5.8%
                                                  ------------           -----
  TOTAL CANADA.........................            836,406,048            8.8%
                                                  ------------           -----

  DENMARK -- (1.6%)
      Other Securities.................            163,115,860            1.7%
                                                  ------------           -----

  FINLAND -- (0.9%)
      Other Securities.................             94,719,007            1.0%
                                                  ------------           -----

  FRANCE -- (9.5%)
      AXA SA........................... 4,004,754  104,508,095            1.1%
      BNP Paribas SA................... 1,975,744  148,466,225            1.6%
      Cie de St-Gobain................. 1,078,023   66,045,558            0.7%
  #   GDF Suez......................... 3,247,971   81,859,990            0.9%
      Orange SA........................ 3,875,091   62,781,400            0.7%
      Renault SA.......................   740,603   72,408,643            0.8%
      Societe Generale SA.............. 1,296,228   80,725,428            0.8%
      Vivendi SA....................... 3,686,124   99,034,179            1.0%
      Other Securities.................            279,123,896            2.8%
                                                  ------------           -----
  TOTAL FRANCE.........................            994,953,414           10.4%
                                                  ------------           -----

  GERMANY -- (7.4%)
  #   Allianz SE.......................   518,031   90,152,856            1.0%
      Bayerische Motoren Werke AG......   683,720   85,946,981            0.9%
      Daimler AG....................... 2,088,586  194,445,529            2.0%
  #   E.ON SE.......................... 3,638,090   69,687,054            0.7%
  #   Muenchener Rueckversicherungs AG.   297,828   68,845,597            0.7%
      RWE AG........................... 1,358,567   51,844,377            0.6%
      Other Securities.................            207,837,909            2.2%
                                                  ------------           -----
  TOTAL GERMANY........................            768,760,303            8.1%
                                                  ------------           -----

  HONG KONG -- (1.9%)
      Hutchison Whampoa, Ltd........... 5,076,000   69,640,150            0.7%
      Other Securities.................            134,088,552            1.4%
                                                  ------------           -----
  TOTAL HONG KONG......................            203,728,702            2.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities........................            $   18,770,592            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                32,609,956            0.3%
                                                        --------------           -----

ITALY -- (1.6%)
    UniCredit SpA...........................  6,290,570     56,361,264            0.6%
    Other Securities........................               113,430,866            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               169,792,130            1.8%
                                                        --------------           -----

JAPAN -- (18.3%)
    Mitsubishi Corp.........................  3,482,500     62,362,177            0.7%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    131,142,580            1.4%
    Mitsui & Co., Ltd.......................  4,220,700     59,859,529            0.6%
    Mizuho Financial Group, Inc............. 42,833,200     83,893,411            0.9%
    Nippon Steel & Sumitomo Metal Corp...... 19,029,940     49,927,655            0.5%
    Sumitomo Mitsui Financial Group, Inc....  1,688,300     66,739,011            0.7%
    Other Securities........................             1,455,186,354           15.2%
                                                        --------------           -----
TOTAL JAPAN.................................             1,909,110,717           20.0%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
    # ArcelorMittal.........................  3,159,312     51,374,315            0.5%
    * ING Groep NV..........................  6,479,202     92,619,251            1.0%
    Other Securities........................               195,212,987            2.1%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               339,206,553            3.6%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 8,078,915            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                70,152,730            0.7%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 8,215,156            0.1%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               118,422,958            1.2%
                                                        --------------           -----

SPAIN -- (2.6%)
    Banco Santander SA......................  8,200,002     81,554,496            0.8%
    Iberdrola SA............................  9,376,631     65,500,776            0.7%
    Other Securities........................               119,686,535            1.3%
                                                        --------------           -----
TOTAL SPAIN.................................               266,741,807            2.8%
                                                        --------------           -----

SWEDEN -- (2.9%)
    Nordea Bank AB..........................  5,366,449     77,763,053            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,832,490            0.6%
    Other Securities........................               163,261,946            1.7%
                                                        --------------           -----
TOTAL SWEDEN................................               297,857,489            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.8%)
    Credit Suisse Group AG..................  1,928,358     61,134,025            0.6%
    Holcim, Ltd.............................    887,877     81,432,888            0.9%
    Novartis AG.............................  2,434,443    211,632,207            2.2%
    Novartis AG ADR.........................    681,571     59,255,783            0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                Shares        Value++     of Net Assets**
                                                ------        -------     ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG.............................  1,412,545 $   123,514,466            1.3%
      UBS AG..................................  4,344,251      90,855,076            1.0%
      Zurich Insurance Group AG...............    321,452      92,179,146            1.0%
      Other Securities........................                194,865,896            2.0%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                914,869,487            9.6%
                                                          ---------------          ------

UNITED KINGDOM -- (15.5%)
      Anglo American P.L.C....................  2,938,851      78,564,591            0.8%
      Barclays P.L.C. Sponsored ADR...........  5,037,005      86,183,156            0.9%
      BP P.L.C. Sponsored ADR.................  6,938,726     351,238,309            3.7%
      Glencore Xstrata P.L.C..................  9,442,477      50,949,377            0.5%
#     HSBC Holdings P.L.C. Sponsored ADR......  1,892,534      97,124,844            1.0%
      Kingfisher P.L.C........................  8,040,406      56,896,948            0.6%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210     281,309,727            3.0%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142      59,459,881            0.6%
      Vodafone Group P.L.C.................... 19,078,000      72,431,667            0.8%
      Vodafone Group P.L.C. Sponsored ADR.....  2,056,797      78,076,025            0.8%
      Other Securities........................                401,284,528            4.2%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,613,519,053           16.9%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,450,148,224           99.1%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                 28,133,374            0.3%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                         --            0.0%
                                                          ---------------          ------

FRANCE -- (0.0%)
      Other Securities........................                    304,214            0.0%
                                                          ---------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                     49,049            0.0%
                                                          ---------------          ------

SPAIN -- (0.0%)
      Other Securities........................                  1,734,756            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                  2,088,019            0.0%
                                                          ---------------          ------

                                                Shares/
                                                 Face
                                                Amount        Value+
                                                -------       ------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 82,550,804     955,112,801           10.0%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,605,115,658).....................              $10,435,482,418          109.4%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $    1,974,118 $  475,161,073   --    $   477,135,191
  Austria.....................             --     15,658,992   --         15,658,992
  Belgium.....................      3,952,688    124,370,476   --        128,323,164
  Canada......................    836,406,048             --   --        836,406,048
  Denmark.....................             --    163,115,860   --        163,115,860
  Finland.....................      2,128,584     92,590,423   --         94,719,007
  France......................      5,948,762    989,004,652   --        994,953,414
  Germany.....................     76,929,392    691,830,911   --        768,760,303
  Hong Kong...................             --    203,728,702   --        203,728,702
  Ireland.....................      6,301,524     12,469,068   --         18,770,592
  Israel......................             --     32,609,956   --         32,609,956
  Italy.......................     24,068,580    145,723,550   --        169,792,130
  Japan.......................     62,859,115  1,846,251,602   --      1,909,110,717
  Netherlands.................     27,544,627    311,661,926   --        339,206,553
  New Zealand.................             --      8,078,915   --          8,078,915
  Norway......................        322,262     69,830,468   --         70,152,730
  Portugal....................             --      8,215,156   --          8,215,156
  Singapore...................             --    118,422,958   --        118,422,958
  Spain.......................     15,348,649    251,393,158   --        266,741,807
  Sweden......................     11,416,422    286,441,067   --        297,857,489
  Switzerland.................    102,217,682    812,651,805   --        914,869,487
  United Kingdom..............    996,765,713    616,753,340   --      1,613,519,053
Preferred Stocks
  Germany.....................             --     28,133,374   --         28,133,374
Rights/Warrants
  Australia...................             --             --   --                 --
  France......................             --        304,214   --            304,214
  Hong Kong...................             --         49,049   --             49,049
  Spain.......................             --      1,734,756   --          1,734,756
Securities Lending Collateral.             --    955,112,801   --        955,112,801
                               -------------- --------------   --    ---------------
TOTAL......................... $2,174,184,166 $8,261,298,252   --    $10,435,482,418
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (17.8%)
#   Accordia Golf Co., Ltd......................   575,900 $  7,387,781            0.3%
    Aoyama Trading Co., Ltd.....................   315,900    7,839,037            0.4%
    Autobacs Seven Co., Ltd.....................   378,000    5,848,087            0.3%
    Nifco, Inc..................................   277,500    7,750,861            0.4%
    Resorttrust, Inc............................   401,216    6,295,018            0.3%
#   Shimachu Co., Ltd...........................   273,900    6,018,295            0.3%
    Toyo Tire & Rubber Co., Ltd................. 1,040,000    7,755,129            0.4%
    Other Securities............................            399,151,836           17.8%
                                                           ------------           -----
Total Consumer Discretionary....................            448,046,044           20.2%
                                                           ------------           -----
Consumer Staples -- (8.4%)
    Kose Corp...................................   176,000    5,849,699            0.3%
    Nichirei Corp............................... 1,382,000    6,710,948            0.3%
    Pigeon Corp.................................   191,600    8,578,134            0.4%
    Sapporo Holdings, Ltd....................... 1,874,000    7,945,790            0.4%
#   UNY Group Holdings Co., Ltd................. 1,183,300    7,636,496            0.4%
    Other Securities............................            173,384,344            7.7%
                                                           ------------           -----
Total Consumer Staples..........................            210,105,411            9.5%
                                                           ------------           -----
Energy -- (1.0%)
    Other Securities............................             23,937,414            1.1%
                                                           ------------           -----
Financials -- (9.8%)
    Awa Bank, Ltd. (The)........................ 1,095,000    5,863,553            0.3%
    Daishi Bank, Ltd. (The)..................... 2,006,000    7,245,069            0.3%
    Juroku Bank, Ltd. (The)..................... 1,985,000    6,934,046            0.3%
#*  Leopalace21 Corp............................ 1,247,000    6,449,102            0.3%
    Musashino Bank, Ltd. (The)..................   196,000    6,280,815            0.3%
    San-In Godo Bank, Ltd. (The)................   961,000    6,342,751            0.3%
    Other Securities............................            208,060,708            9.3%
                                                           ------------           -----
Total Financials................................            247,176,044           11.1%
                                                           ------------           -----
Health Care -- (4.5%)
#   Kaken Pharmaceutical Co., Ltd...............   440,000    7,582,213            0.3%
    Nihon Kohden Corp...........................   179,000    7,330,666            0.3%
    Rohto Pharmaceutical Co., Ltd...............   382,100    6,740,824            0.3%
#   Ship Healthcare Holdings, Inc...............   193,400    6,595,411            0.3%
    Other Securities............................             83,698,202            3.8%
                                                           ------------           -----
Total Health Care...............................            111,947,316            5.0%
                                                           ------------           -----
Industrials -- (25.7%)
#   Aica Kogyo Co., Ltd.........................   282,300    5,903,544            0.3%
    Daifuku Co., Ltd............................   505,000    5,822,461            0.3%
    DMG Mori Seiki Co., Ltd.....................   504,000    6,287,404            0.3%
    Fujikura, Ltd............................... 2,042,000    8,792,791            0.4%
#   Furukawa Electric Co., Ltd.................. 3,973,000    8,945,051            0.4%
    Glory, Ltd..................................   305,500    7,903,712            0.4%
#   Iwatani Corp................................ 1,022,000    5,997,386            0.3%
    Kyowa Exeo Corp.............................   482,300    6,238,888            0.3%
#   Maeda Corp..................................   845,000    6,288,202            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 4,170,000    8,090,757            0.4%
#*  Nippon Sheet Glass Co., Ltd................. 5,424,000    6,957,041            0.3%
    Nishimatsu Construction Co., Ltd............ 1,855,000    6,674,929            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             Percentage
                                                  Shares       Value++     of Net Assets**
                                                  ------       -------     ---------------
Industrials -- (Continued)
      Nisshinbo Holdings, Inc...................    839,000 $    7,187,941            0.3%
#     OKUMA Corp................................    792,000      6,779,020            0.3%
      OSG Corp..................................    401,700      6,474,736            0.3%
      Sankyu, Inc...............................  1,545,000      5,889,261            0.3%
      Sanwa Holdings Corp.......................  1,215,000      7,422,723            0.3%
      Other Securities..........................               528,825,107           23.7%
                                                            --------------          ------
Total Industrials...............................               646,480,954           29.2%
                                                            --------------          ------
Information Technology -- (9.9%)
#     Anritsu Corp..............................    606,100      6,787,474            0.3%
#     Horiba, Ltd...............................    218,850      7,564,844            0.4%
      IT Holdings Corp..........................    448,301      6,949,558            0.3%
      Japan Aviation Electronics Industry, Ltd..    349,600      5,950,871            0.3%
#     Oki Electric Industry Co., Ltd............  3,320,000      6,499,146            0.3%
#     Taiyo Yuden Co., Ltd......................    619,100      7,654,809            0.4%
      Other Securities..........................               206,580,090            9.2%
                                                            --------------          ------
Total Information Technology....................               247,986,792           11.2%
                                                            --------------          ------
Materials -- (9.8%)
      Mitsui Mining & Smelting Co., Ltd.........  3,353,000      8,314,258            0.4%
      Nihon Parkerizing Co., Ltd................    271,000      5,906,762            0.3%
#     NOF Corp..................................    833,000      5,777,172            0.3%
      Sumitomo Osaka Cement Co., Ltd............  2,274,000      9,043,980            0.4%
      Toyobo Co., Ltd...........................  4,867,000      7,859,484            0.4%
      Other Securities..........................               209,756,702            9.3%
                                                            --------------          ------
Total Materials.................................               246,658,358           11.1%
                                                            --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities..........................                 1,034,943            0.0%
                                                            --------------          ------
Utilities -- (0.5%)
      Other Securities                                          11,294,586            0.5%
                                                            --------------          ------
TOTAL COMMON STOCKS.............................             2,194,667,862           98.9%
                                                            --------------          ------

                                                  Shares/
                                                   Face
                                                  Amount       Value+
                                                 ----------    ------
                                                   (000)
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@  DFA Short Term Investment Fund............ 27,404,988    317,075,711           14.3%
                                                            --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,426,853,978).......................              $2,511,743,573          113.2%
                                                            ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  448,046,044   --    $  448,046,044
  Consumer Staples............ $3,668,423    206,436,988   --       210,105,411
  Energy......................         --     23,937,414   --        23,937,414
  Financials..................  4,498,409    242,677,635   --       247,176,044
  Health Care.................         --    111,947,316   --       111,947,316
  Industrials.................         --    646,480,954   --       646,480,954
  Information Technology......         --    247,986,792   --       247,986,792
  Materials...................         --    246,658,358   --       246,658,358
  Telecommunication Services..         --      1,034,943   --         1,034,943
  Utilities...................         --     11,294,586   --        11,294,586
Securities Lending Collateral.         --    317,075,711   --       317,075,711
                               ---------- --------------   --    --------------
TOTAL......................... $8,166,832 $2,503,576,741   --    $2,511,743,573
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (42.3%)
    Adelaide Brighton, Ltd................  2,293,533 $  8,359,967            0.6%
#   Ansell, Ltd...........................    474,660    7,993,784            0.6%
    Aristocrat Leisure, Ltd...............  2,718,335   12,753,277            0.9%
    Arrium, Ltd...........................  8,470,367    9,439,848            0.7%
#*  Aurora Oil & Gas, Ltd.................  2,641,857   10,038,097            0.7%
    Beach Energy, Ltd.....................  7,988,779   12,784,944            0.9%
*   BlueScope Steel, Ltd..................  1,645,807    9,950,203            0.7%
    carsales.com, Ltd.....................  1,525,864   15,452,742            1.1%
    CSR, Ltd..............................  3,097,442   10,548,682            0.8%
#   David Jones, Ltd......................  4,278,429   15,673,354            1.1%
    Downer EDI, Ltd.......................  2,684,206   12,530,715            0.9%
    DuluxGroup, Ltd.......................  2,795,953   14,933,774            1.1%
    Echo Entertainment Group, Ltd.........  2,941,638    7,737,062            0.6%
    Envestra, Ltd.........................  7,569,682    8,215,136            0.6%
    Fairfax Media, Ltd.................... 12,512,986   11,432,785            0.8%
    Goodman Fielder, Ltd.................. 10,646,991    6,681,884            0.5%
    GrainCorp, Ltd. Class A...............  1,115,664    9,201,387            0.7%
#   iiNET, Ltd............................    980,332    6,544,683            0.5%
#   Invocare, Ltd.........................    761,399    7,548,493            0.5%
    IOOF Holdings, Ltd....................  1,448,038   11,448,962            0.8%
#   Iress, Ltd............................    953,472    7,356,247            0.5%
#   JB Hi-Fi, Ltd.........................    856,886   15,398,204            1.1%
    Mineral Resources, Ltd................  1,031,955   11,204,592            0.8%
#   Monadelphous Group, Ltd...............    707,732   11,539,053            0.8%
#   Myer Holdings, Ltd....................  3,842,110    7,959,500            0.6%
    Navitas, Ltd..........................  1,381,635    9,474,476            0.7%
#   OZ Minerals, Ltd......................  1,930,585    6,644,200            0.5%
    Perpetual, Ltd........................    312,245   13,669,025            1.0%
    Primary Health Care, Ltd..............  1,910,970    8,352,328            0.6%
    Reece Australia, Ltd..................    238,257    6,749,710            0.5%
#*  Sims Metal Management, Ltd............  1,094,048   10,005,822            0.7%
    Spark Infrastructure Group............  7,787,168   12,796,582            0.9%
#   Super Retail Group, Ltd...............  1,291,875   12,227,993            0.9%
#   TPG Telecom, Ltd......................  1,357,245    7,525,986            0.5%
*   Transpacific Industries Group, Ltd....  7,269,623    7,559,759            0.5%
#   UGL, Ltd..............................  1,204,535    7,575,350            0.5%
    Other Securities......................             357,279,418           25.1%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             722,588,024           51.3%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               2,088,732            0.2%
                                                      ------------           -----

HONG KONG -- (21.2%)
    Esprit Holdings, Ltd.................. 12,854,950   21,468,905            1.5%
    Hopewell Holdings, Ltd................  2,385,000    8,209,761            0.6%
#   Luk Fook Holdings International, Ltd..  2,487,000    7,061,737            0.5%
    Melco International Development, Ltd..  4,358,000   13,383,642            1.0%
    Pacific Basin Shipping, Ltd........... 12,828,000    7,535,656            0.5%
#   SA SA International Holdings, Ltd.....  7,820,000    6,560,548            0.5%
    Xinyi Glass Holdings, Ltd............. 13,316,000   10,506,644            0.8%
    Other Securities......................             287,931,533           20.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             362,658,426           25.7%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
NEW ZEALAND -- (7.3%)
#     Fisher & Paykel Healthcare Corp., Ltd..  3,763,394 $   13,265,637            0.9%
      Port of Tauranga, Ltd..................    528,322      6,560,678            0.5%
#     Ryman Healthcare, Ltd..................  2,086,942     15,589,741            1.1%
      Sky Network Television, Ltd............  1,730,057      9,985,491            0.7%
      SKYCITY Entertainment Group, Ltd.......  3,798,254     13,869,634            1.0%
      Other Securities.......................                65,017,257            4.6%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               124,288,438            8.8%
                                                         --------------          ------

SINGAPORE -- (11.1%)
      Singapore Post, Ltd....................  8,837,120      9,983,859            0.7%
      Venture Corp., Ltd.....................  1,650,000     10,106,502            0.7%
      Other Securities.......................               170,174,764           12.1%
                                                         --------------          ------
TOTAL SINGAPORE..............................               190,265,125           13.5%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,401,888,745           99.5%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                   357,205            0.0%
                                                         --------------          ------

HONG KONG -- (0.0%)
      Other Securities.......................                    16,808            0.0%
                                                         --------------          ------

SINGAPORE -- (0.0%)
      Other Securities.......................                     8,531            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                   382,544            0.0%
                                                         --------------          ------

                                               Shares/
                                                Face
                                               Amount       Value+
                                               -------      ------
                                                (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@  DFA Short Term Investment Fund......... 26,673,434    308,611,628           21.9%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,619,552,911)....................              $1,710,882,917          121.4%
                                                         ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Australia................... $234,096 $  722,353,928   --    $  722,588,024
   China.......................       --      2,088,732   --         2,088,732
   Hong Kong...................  255,437    362,402,989   --       362,658,426
   New Zealand.................       --    124,288,438   --       124,288,438
   Singapore...................       --    190,265,125   --       190,265,125
 Rights/Warrants
   Australia...................       --        357,205   --           357,205
   Hong Kong...................       --         16,808   --            16,808
   Singapore...................       --          8,531   --             8,531
 Securities Lending Collateral.       --    308,611,628   --       308,611,628
                                -------- --------------   --    --------------
 TOTAL......................... $489,533 $1,710,393,384   --    $1,710,882,917
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (98.2%)
 Consumer Discretionary -- (25.5%)
     Barratt Developments P.L.C........  4,268,971 $ 26,698,834            1.2%
     Bellway P.L.C.....................    652,849   15,898,650            0.7%
     Berkeley Group Holdings P.L.C.....    650,346   25,234,511            1.2%
     Daily Mail & General Trust P.L.C..  1,328,069   18,306,282            0.9%
     Greene King P.L.C.................  1,421,372   21,399,005            1.0%
     Home Retail Group P.L.C...........  4,196,363   14,499,738            0.7%
     Howden Joinery Group P.L.C........  3,180,986   17,512,897            0.8%
     Inchcape P.L.C....................  2,319,770   25,200,127            1.2%
     Informa P.L.C.....................  3,121,619   25,492,179            1.2%
 *   Persimmon P.L.C...................    904,357   20,069,472            0.9%
     Rightmove P.L.C...................    466,340   18,998,360            0.9%
     Taylor Wimpey P.L.C............... 15,614,170   27,768,941            1.3%
 *   Thomas Cook Group P.L.C...........  7,517,966   22,223,846            1.0%
     William Hill P.L.C................  3,678,697   22,042,897            1.0%
     Other Securities..................             254,217,680           11.8%
                                                   ------------           -----
 Total Consumer Discretionary..........             555,563,419           25.8%
                                                   ------------           -----
 Consumer Staples -- (4.1%)
     Booker Group P.L.C................  7,511,637   18,685,793            0.9%
     Britvic P.L.C.....................  1,240,873   15,197,635            0.7%
     Other Securities..................              54,619,670            2.5%
                                                   ------------           -----
 Total Consumer Staples................              88,503,098            4.1%
                                                   ------------           -----
 Energy -- (5.8%)
 *   Afren P.L.C.......................  5,639,345   14,979,341            0.7%
     AMEC P.L.C........................  1,114,094   23,268,048            1.1%
     John Wood Group P.L.C.............  1,508,579   20,003,334            0.9%
     Premier Oil P.L.C.................  2,484,308   14,225,273            0.7%
     Other Securities..................              53,247,457            2.4%
                                                   ------------           -----
 Total Energy..........................             125,723,453            5.8%
                                                   ------------           -----
 Financials -- (14.4%)
     Amlin P.L.C.......................  2,613,209   19,757,633            0.9%
     Catlin Group, Ltd.................  1,812,653   16,189,202            0.8%
     Close Brothers Group P.L.C........    777,213   18,358,740            0.9%
     Henderson Group P.L.C.............  5,229,541   22,218,077            1.0%
     Hiscox, Ltd.......................  1,645,320   19,629,497            0.9%
     ICAP P.L.C........................  2,874,272   20,133,934            0.9%
     IG Group Holdings P.L.C...........  1,796,260   19,316,253            0.9%
     Man Group P.L.C...................  9,800,117   16,354,917            0.8%
     Other Securities..................             161,296,743            7.4%
                                                   ------------           -----
 Total Financials......................             313,254,996           14.5%
                                                   ------------           -----
 Health Care -- (2.9%)
 *   BTG P.L.C.........................  1,781,080   16,015,427            0.8%
     Hikma Pharmaceuticals P.L.C.......    713,706   18,728,962            0.9%
     Other Securities..................              29,069,010            1.3%
                                                   ------------           -----
 Total Health Care.....................              63,813,399            3.0%
                                                   ------------           -----
 Industrials -- (25.2%)
     Ashtead Group P.L.C...............  2,326,314   34,467,088            1.6%
     Balfour Beatty P.L.C..............  3,596,658   17,080,799            0.8%
     BBA Aviation P.L.C................  2,792,163   14,648,757            0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                         ------      -------     ---------------
Industrials -- (Continued)
       Berendsen P.L.C.................   832,065 $   14,541,122            0.7%
       Bodycote P.L.C.................. 1,253,236     15,464,310            0.7%
       Cobham P.L.C.................... 5,618,202     29,309,381            1.4%
       DCC P.L.C.......................   431,941     22,147,399            1.0%
       Hays P.L.C...................... 7,041,541     17,964,367            0.8%
       Melrose Industries P.L.C........ 3,712,937     17,930,030            0.8%
       Rentokil Initial P.L.C.......... 7,336,389     14,782,500            0.7%
       Rotork P.L.C....................   339,433     14,886,294            0.7%
       Spirax-Sarco Engineering P.L.C..   369,703     18,123,272            0.8%
       Stagecoach Group P.L.C.......... 2,248,039     14,097,073            0.7%
       Other Securities................              303,280,796           14.0%
                                                  --------------          ------
Total Industrials......................              548,723,188           25.4%
                                                  --------------          ------
Information Technology -- (7.7%)
       Halma P.L.C..................... 1,878,529     17,847,458            0.8%
       Spectris P.L.C..................   601,319     22,625,619            1.1%
       Other Securities................              126,510,630            5.8%
                                                  --------------          ------
Total Information Technology...........              166,983,707            7.7%
                                                  --------------          ------
Materials -- (7.5%)
       Croda International P.L.C.......   442,133     19,256,876            0.9%
       DS Smith P.L.C.................. 4,875,734     25,983,032            1.2%
       Other Securities................              118,648,706            5.5%
                                                  --------------          ------
Total Materials........................              163,888,614            7.6%
                                                  --------------          ------
Telecommunication Services -- (2.6%)
       Inmarsat P.L.C.................. 2,296,017     28,251,173            1.3%
       Other Securities................               29,524,691            1.4%
                                                  --------------          ------
Total Telecommunication Services.......               57,775,864            2.7%
                                                  --------------          ------
Utilities -- (2.5%)
       Drax Group P.L.C................ 2,103,725     23,549,099            1.1%
       Pennon Group P.L.C.............. 2,007,940     25,704,962            1.2%
       Other Securities................                5,970,020            0.3%
                                                  --------------          ------
Total Utilities........................               55,224,081            2.6%
                                                  --------------          ------
TOTAL COMMON STOCKS....................            2,139,453,819           99.2%
                                                  --------------          ------

PREFERRED STOCKS -- (0.0%)
       Other Securities................                   24,556            0.0%
                                                  --------------          ------

                                         Shares/
                                          Face
                                         Amount      Value+
                                         -------     ------
                                          (000)
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@   DFA Short Term Investment Fund.. 3,383,365     39,145,532            1.8%
                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,426,290,113)..............             $2,178,623,907          101.0%
                                                  ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  555,563,419   --    $  555,563,419
  Consumer Staples............         --     88,503,098   --        88,503,098
  Energy...................... $1,369,297    124,354,156   --       125,723,453
  Financials..................         --    313,254,996   --       313,254,996
  Health Care.................         --     63,813,399   --        63,813,399
  Industrials.................    141,153    548,582,035   --       548,723,188
  Information Technology......         --    166,983,707   --       166,983,707
  Materials...................         --    163,888,614   --       163,888,614
  Telecommunication Services..         --     57,775,864   --        57,775,864
  Utilities...................         --     55,224,081   --        55,224,081
Preferred Stocks..............         --         24,556   --            24,556
Securities Lending Collateral.         --     39,145,532   --        39,145,532
                               ---------- --------------   --    --------------
TOTAL......................... $1,510,450 $2,177,113,457   --    $2,178,623,907
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (83.4%)
     AUSTRIA -- (2.1%)
         Other Securities..........           $ 91,183,148            2.5%
                                              ------------           -----
     BELGIUM -- (2.7%)
         Ackermans & van Haaren NV.   118,073   15,268,356            0.4%
         Other Securities..........            101,424,201            2.8%
                                              ------------           -----
     TOTAL BELGIUM.................            116,692,557            3.2%
                                              ------------           -----

     DENMARK -- (4.1%)
         GN Store Nord A.S.........   772,340   18,658,711            0.5%
     *   Jyske Bank A.S............   301,282   16,564,443            0.5%
     *   Topdanmark A.S............   507,925   14,861,733            0.4%
     *   Vestas Wind Systems A.S...   533,999   23,715,469            0.7%
         Other Securities..........            102,172,521            2.8%
                                              ------------           -----
     TOTAL DENMARK.................            175,972,877            4.9%
                                              ------------           -----

     FINLAND -- (5.7%)
     #   Elisa Oyj.................   702,558   20,996,081            0.6%
         Kesko Oyj Class B.........   315,046   12,895,665            0.4%
     #   Metso Oyj.................   499,824   20,117,792            0.6%
     #   Neste Oil Oyj.............   609,759   12,540,136            0.4%
         Other Securities..........            180,019,515            4.8%
                                              ------------           -----
     TOTAL FINLAND.................            246,569,189            6.8%
                                              ------------           -----

     FRANCE -- (10.8%)
     *   Alcatel-Lucent............ 4,446,911   17,635,210            0.5%
     #   Ingenico..................   157,666   13,758,146            0.4%
         Lagardere SCA.............   498,840   20,906,648            0.6%
     #   Neopost SA................   167,752   13,774,636            0.4%
     #*  Peugeot SA................ 1,076,690   19,049,823            0.5%
         Teleperformance...........   275,593   15,805,902            0.4%
         Other Securities..........            364,428,615           10.0%
                                              ------------           -----
     TOTAL FRANCE..................            465,358,980           12.8%
                                              ------------           -----

     GERMANY -- (12.0%)
     *   Aareal Bank AG............   423,110   19,232,324            0.5%
     #   Deutsche Wohnen AG........   837,032   17,968,901            0.5%
         Freenet AG................   498,012   17,247,703            0.5%
     #   MTU Aero Engines AG.......   153,372   14,460,904            0.4%
     #   Rheinmetall AG............   195,657   13,034,596            0.4%
         Rhoen Klinikum AG.........   500,406   16,157,728            0.5%
         Stada Arzneimittel AG.....   298,237   13,004,803            0.4%
         Other Securities..........            406,963,205           11.1%
                                              ------------           -----
     TOTAL GERMANY.................            518,070,164           14.3%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities..........                140,446            0.0%
                                              ------------           -----

     IRELAND -- (1.7%)
         Paddy Power P.L.C.........   175,221   13,563,627            0.4%
         Other Securities..........             61,055,913            1.7%
                                              ------------           -----
     TOTAL IRELAND.................             74,619,540            2.1%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
ISRAEL -- (2.1%)
    Other Securities......................            $ 90,746,828            2.5%
                                                      ------------           -----

ITALY -- (8.5%)
    Azimut Holding SpA....................    491,069   15,330,070            0.4%
*   Banca Popolare dell'Emilia Romagna SC.  1,449,109   16,703,718            0.5%
#*  Banca Popolare di Milano SCRL......... 13,321,904   13,472,478            0.4%
#*  Banco Popolare SC.....................  1,398,450   28,900,941            0.8%
*   Finmeccanica SpA......................  1,838,316   17,012,572            0.5%
    Other Securities......................             276,213,451            7.6%
                                                      ------------           -----
TOTAL ITALY...............................             367,633,230           10.2%
                                                      ------------           -----

NETHERLANDS -- (5.0%)
    Aalberts Industries NV................    480,720   16,013,637            0.4%
    Delta Lloyd NV........................    982,406   25,854,916            0.7%
    Fugro NV..............................    187,058   12,395,329            0.3%
    Nutreco NV............................    359,256   16,724,497            0.5%
*   SBM Offshore NV.......................    962,257   17,613,428            0.5%
    Other Securities......................             125,951,348            3.5%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             214,553,155            5.9%
                                                      ------------           -----

NORWAY -- (2.7%)
*   DNO International ASA.................  3,792,519   13,171,371            0.4%
    Other Securities......................             104,476,401            2.8%
                                                      ------------           -----
TOTAL NORWAY..............................             117,647,772            3.2%
                                                      ------------           -----

PORTUGAL -- (1.7%)
#*  Banco Comercial Portugues SA.......... 44,641,579   13,566,339            0.4%
    Other Securities......................              60,933,496            1.7%
                                                      ------------           -----
TOTAL PORTUGAL............................              74,499,835            2.1%
                                                      ------------           -----

SPAIN -- (5.1%)
#   Bolsas y Mercados Espanoles SA........    342,685   14,929,199            0.4%
*   Jazztel P.L.C.........................  1,044,478   16,041,093            0.5%
    Other Securities......................             186,878,491            5.1%
                                                      ------------           -----
TOTAL SPAIN...............................             217,848,783            6.0%
                                                      ------------           -----

SWEDEN -- (8.8%)
    Castellum AB..........................    752,681   12,835,253            0.4%
    Husqvarna AB Class B..................  1,703,432   14,222,953            0.4%
#   JM AB.................................    372,482   12,656,896            0.4%
    Meda AB Class A.......................    976,572   17,553,824            0.5%
    NCC AB Class B........................    373,389   13,081,870            0.4%
    Other Securities......................             309,049,087            8.4%
                                                      ------------           -----
TOTAL SWEDEN..............................             379,399,883           10.5%
                                                      ------------           -----

SWITZERLAND -- (10.4%)
*   Dufry AG..............................     89,373   14,790,930            0.4%
#   Galenica AG...........................     16,866   17,174,300            0.5%
    GAM Holding AG........................    806,220   14,683,775            0.4%
    Georg Fischer AG......................     18,366   14,569,839            0.4%
    Helvetia Holding AG...................     27,336   13,625,582            0.4%
    Lonza Group AG........................    255,221   26,711,567            0.7%
    OC Oerlikon Corp. AG..................    858,856   13,681,316            0.4%
    PSP Swiss Property AG.................    148,327   14,256,468            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
SWITZERLAND -- (Continued)
        Other Securities................            $  320,095,537            8.8%
                                                    --------------          ------
TOTAL SWITZERLAND.......................               449,589,314           12.4%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                   378,477            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             3,600,904,178           99.4%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

FRANCE -- (0.1%)
        Other Securities................                 2,059,874            0.1%
                                                    --------------          ------

ISRAEL -- (0.0%)
        Other Securities................                    10,893            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                   286,655            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   471,463            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                   193,526            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                 3,022,411            0.1%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------
                                           (000)
SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@    DFA Short Term Investment Fund.. 61,420,624    710,636,625           19.6%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,155,257,765)...............              $4,314,563,214          119.1%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Austria..................... $    14,102 $   91,169,046   --    $   91,183,148
  Belgium.....................          --    116,692,557   --       116,692,557
  Denmark.....................          --    175,972,877   --       175,972,877
  Finland.....................          --    246,569,189   --       246,569,189
  France......................          --    465,358,980   --       465,358,980
  Germany.....................   9,143,389    508,926,775   --       518,070,164
  Greece......................          --        140,446   --           140,446
  Ireland.....................      93,788     74,525,752   --        74,619,540
  Israel......................          --     90,746,828   --        90,746,828
  Italy.......................          --    367,633,230   --       367,633,230
  Netherlands.................   2,691,653    211,861,502   --       214,553,155
  Norway......................          --    117,647,772   --       117,647,772
  Portugal....................          --     74,499,835   --        74,499,835
  Spain.......................     153,883    217,694,900   --       217,848,783
  Sweden......................   3,828,654    375,571,229   --       379,399,883
  Switzerland.................          --    449,589,314   --       449,589,314
  United Kingdom..............          --        378,477   --           378,477
Rights/Warrants
  Austria.....................          --             --   --                --
  France......................          --      2,059,874   --         2,059,874
  Israel......................          --         10,893   --            10,893
  Italy.......................          --             --   --                --
  Portugal....................          --        286,655   --           286,655
  Spain.......................          --        471,463   --           471,463
  Sweden......................          --        193,526   --           193,526
Securities Lending Collateral.          --    710,636,625   --       710,636,625
                               ----------- --------------   --    --------------
TOTAL......................... $15,925,469 $4,298,637,745   --    $4,314,563,214
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.1%)
Consumer Discretionary -- (7.7%)
#   Cineplex, Inc..........................   271,135 $ 10,219,047            1.2%
#   Corus Entertainment, Inc. Class B......   369,716    8,304,738            1.0%
#*  Imax Corp..............................   229,046    5,870,081            0.7%
    Linamar Corp...........................   269,606   13,496,904            1.6%
    RONA, Inc..............................   681,945    6,875,136            0.8%
    Other Securities.......................             38,233,526            4.4%
                                                      ------------           -----
Total Consumer Discretionary...............             82,999,432            9.7%
                                                      ------------           -----
Consumer Staples -- (2.7%)
    Maple Leaf Foods, Inc..................   500,264    8,265,847            0.9%
    Other Securities.......................             20,983,102            2.5%
                                                      ------------           -----
Total Consumer Staples.....................             29,248,949            3.4%
                                                      ------------           -----
Energy -- (23.7%)
*   Advantage Oil & Gas, Ltd............... 1,098,231    6,953,810            0.8%
*   Bankers Petroleum, Ltd................. 1,277,846    6,960,212            0.8%
*   Bellatrix Exploration, Ltd.............   938,858    9,131,177            1.1%
    Calfrac Well Services, Ltd.............   159,947    5,538,058            0.6%
*   Crew Energy, Inc.......................   542,884    6,151,744            0.7%
#   Enbridge Income Fund Holdings, Inc.....   227,285    5,524,267            0.6%
*   Gran Tierra Energy, Inc................ 1,391,012    9,886,395            1.2%
*   Legacy Oil + Gas, Inc..................   745,800    5,804,182            0.7%
#   Mullen Group, Ltd......................   458,025   12,419,600            1.4%
*   NuVista Energy, Ltd....................   606,009    6,048,755            0.7%
#   Parkland Fuel Corp.....................   353,327    6,543,988            0.8%
#   Pason Systems, Inc.....................   292,560    8,125,110            1.0%
    Secure Energy Services, Inc............   437,854    7,853,848            0.9%
    ShawCor, Ltd...........................   125,996    5,612,084            0.7%
    Trican Well Service, Ltd...............   643,185    9,213,087            1.1%
    Trinidad Drilling, Ltd.................   663,617    7,422,968            0.9%
#   Whitecap Resources, Inc................   848,168   11,189,735            1.3%
    Other Securities.......................            123,066,870           14.1%
                                                      ------------           -----
Total Energy...............................            253,445,890           29.4%
                                                      ------------           -----
Financials -- (6.2%)
    Canadian Western Bank..................   300,957   10,198,023            1.2%
    FirstService Corp......................   138,348    6,828,728            0.8%
#   Home Capital Group, Inc................   241,200   10,191,115            1.2%
    Laurentian Bank of Canada..............   147,250    6,325,013            0.7%
    Other Securities.......................             33,049,262            3.8%
                                                      ------------           -----
Total Financials...........................             66,592,141            7.7%
                                                      ------------           -----
Health Care -- (1.8%)
*   Endo International P.L.C...............    87,493    5,484,827            0.7%
    Other Securities.......................             13,758,022            1.5%
                                                      ------------           -----
Total Health Care..........................             19,242,849            2.2%
                                                      ------------           -----
Industrials -- (11.5%)
*   ATS Automation Tooling Systems, Inc....   455,298    5,898,665            0.7%
#   Black Diamond Group, Ltd...............   199,089    6,259,392            0.7%
    MacDonald Dettwiler & Associates, Ltd..    85,470    6,628,302            0.8%
#   Ritchie Bros Auctioneers, Inc..........   347,194    8,676,286            1.0%
#   Russel Metals, Inc.....................   316,110    9,301,170            1.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
Industrials -- (Continued)
      Stantec, Inc......................    228,285 $   13,529,851            1.6%
      TransForce, Inc...................    388,103      8,473,432            1.0%
      WSP Global, Inc...................    189,353      6,480,207            0.8%
      Other Securities..................                58,517,140            6.7%
                                                    --------------          ------
Total Industrials.......................               123,764,445           14.4%
                                                    --------------          ------
Information Technology -- (4.8%)
*     Celestica, Inc....................    949,607     10,535,305            1.2%
#     Davis + Henderson Corp............    380,812     11,027,757            1.3%
      Other Securities..................                29,406,747            3.4%
                                                    --------------          ------
Total Information Technology............                50,969,809            5.9%
                                                    --------------          ------
Materials -- (17.2%)
      Alamos Gold, Inc..................    579,498      5,419,328            0.6%
*     B2Gold Corp.......................  2,539,819      7,299,329            0.9%
      CCL Industries, Inc. Class B......    111,467     10,135,305            1.2%
#     HudBay Minerals, Inc..............    872,492      7,442,909            0.9%
*     Osisko Mining Corp................  1,551,415     11,111,361            1.3%
#     Pan American Silver Corp..........    627,915      8,135,024            1.0%
      Sherritt International Corp.......  1,628,826      6,895,445            0.8%
      Other Securities..................               128,188,750           14.8%
                                                    --------------          ------
Total Materials.........................               184,627,451           21.5%
                                                    --------------          ------
Telecommunication Services -- (0.3%)
      Other Securities..................                 2,808,121            0.3%
                                                    --------------          ------
Utilities -- (4.2%)
#     Algonquin Power & Utilities Corp..    912,415      6,559,765            0.8%
#     Capital Power Corp................    389,209      8,742,599            1.0%
#     Just Energy Group, Inc............    675,567      5,368,540            0.6%
#     Northland Power, Inc..............    373,925      5,844,017            0.7%
#     Superior Plus Corp................    653,197      7,872,572            0.9%
      Other Securities..................                10,170,144            1.2%
                                                    --------------          ------
Total Utilities.........................                44,557,637            5.2%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................               858,256,724           99.7%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------
                                           (000)
SECURITIES LENDING COLLATERAL -- (19.9%)
(S)@  DFA Short Term Investment Fund.... 18,400,940    212,898,875           24.7%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,078,682,448)...............              $1,071,155,599          124.4%
                                                    ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 82,999,432           --   --    $   82,999,432
  Consumer Staples............   29,248,949           --   --        29,248,949
  Energy......................  253,445,492 $        398   --       253,445,890
  Financials..................   66,592,141           --   --        66,592,141
  Health Care.................   19,234,585        8,264   --        19,242,849
  Industrials.................  123,764,445           --   --       123,764,445
  Information Technology......   50,969,809           --   --        50,969,809
  Materials...................  184,584,754       42,697   --       184,627,451
  Telecommunication Services..    2,808,121           --   --         2,808,121
  Utilities...................   44,557,637           --   --        44,557,637
Securities Lending Collateral.           --  212,898,875   --       212,898,875
                               ------------ ------------   --    --------------
TOTAL......................... $858,205,365 $212,950,234   --    $1,071,155,599
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (88.9%)
BRAZIL -- (6.7%)
    AMBEV SA ADR........................................  4,150,723 $ 30,092,742            0.8%
    Cielo SA............................................    743,950   13,179,074            0.3%
    Petroleo Brasileiro SA ADR..........................  1,308,418   18,160,842            0.5%
#   Vale SA Sponsored ADR...............................  1,238,400   16,371,648            0.4%
    Other Securities....................................             206,249,292            5.2%
                                                                    ------------          ------
TOTAL BRAZIL............................................             284,053,598            7.2%
                                                                    ------------          ------

CHILE -- (1.5%)
    Other Securities....................................              64,710,527            1.6%
                                                                    ------------          ------

CHINA -- (13.1%)
    Bank of China, Ltd. Class H......................... 64,409,100   28,461,762            0.7%
    China Construction Bank Corp. Class H............... 58,649,590   40,607,391            1.0%
#   China Mobile, Ltd. Sponsored ADR....................    926,803   43,958,266            1.1%
#   CNOOC, Ltd. ADR.....................................    120,801   19,955,117            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185   35,718,118            0.9%
    PetroChina Co., Ltd. ADR............................    143,410   16,538,041            0.4%
    Tencent Holdings, Ltd...............................    812,600   51,182,422            1.3%
    Other Securities....................................             315,817,149            8.0%
                                                                    ------------          ------
TOTAL CHINA.............................................             552,238,266           13.9%
                                                                    ------------          ------

COLOMBIA -- (0.7%)
    Other Securities....................................              29,238,872            0.7%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              12,511,686            0.3%
                                                                    ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................               4,201,649            0.1%
                                                                    ------------          ------

GREECE -- (0.5%)
    Other Securities....................................              22,410,533            0.6%
                                                                    ------------          ------

HUNGARY -- (0.3%)
    Other Securities....................................              12,077,981            0.3%
                                                                    ------------          ------

INDIA -- (7.3%)
    HDFC Bank, Ltd......................................  1,530,953   18,415,560            0.5%
    Infosys, Ltd........................................    246,907   13,124,831            0.3%
    ITC, Ltd............................................  2,345,449   13,243,148            0.3%
    Reliance Industries, Ltd............................  1,443,896   22,451,283            0.6%
    Tata Consultancy Services, Ltd......................    504,640   18,333,675            0.5%
    Other Securities....................................             223,122,534            5.6%
                                                                    ------------          ------
TOTAL INDIA.............................................             308,691,031            7.8%
                                                                    ------------          ------

INDONESIA -- (2.9%)
    Astra International Tbk PT.......................... 20,701,010   13,337,497            0.4%
    Other Securities....................................             106,769,377            2.6%
                                                                    ------------          ------
TOTAL INDONESIA.........................................             120,106,874            3.0%
                                                                    ------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             Percentage
                                                   Shares      Value++     of Net Assets**
                                                   ------      -------     ---------------
MALAYSIA -- (4.2%)
#   CIMB Group Holdings Bhd.....................  5,534,976 $   12,750,320            0.3%
#   Malayan Banking Bhd.........................  4,820,521     14,632,704            0.4%
    Other Securities............................               149,286,724            3.7%
                                                            --------------          ------
TOTAL MALAYSIA..................................               176,669,748            4.4%
                                                            --------------          ------

MEXICO -- (5.1%)
#   America Movil S.A.B. de C.V. Series L....... 37,750,669     38,060,142            1.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR..........  1,337,402     16,904,765            0.4%
    Fomento Economico Mexicano S.A.B. de C.V....  1,793,669     16,295,924            0.4%
#   Grupo Financiero Banorte S.A.B. de C.V......  2,819,018     18,722,705            0.5%
    Grupo Mexico S.A.B. de C.V. Series B........  4,225,397     12,725,202            0.3%
    Grupo Televisa S.A.B. Series CPO............  2,556,698     16,751,841            0.4%
#   Wal-Mart de Mexico S.A.B. de C.V. Series V..  5,248,185     13,278,166            0.3%
    Other Securities............................                83,475,903            2.1%
                                                            --------------          ------
TOTAL MEXICO....................................               216,214,648            5.4%
                                                            --------------          ------

PERU -- (0.3%)
    Other Securities............................                12,233,584            0.3%
                                                            --------------          ------

PHILIPPINES -- (1.3%)
    Other Securities............................                55,163,199            1.4%
                                                            --------------          ------

POLAND -- (1.9%)
    Powszechna Kasa Oszczednosci Bank Polski SA.    967,168     13,272,814            0.3%
    Other Securities............................                65,668,845            1.7%
                                                            --------------          ------
TOTAL POLAND....................................                78,941,659            2.0%
                                                            --------------          ------

RUSSIA -- (3.4%)
    Gazprom OAO Sponsored ADR...................  6,186,601     44,710,169            1.1%
    Lukoil OAO Sponsored ADR....................    430,626     22,797,092            0.6%
    Other Securities............................                74,082,277            1.9%
                                                            --------------          ------
TOTAL RUSSIA....................................               141,589,538            3.6%
                                                            --------------          ------

SOUTH AFRICA -- (7.9%)
    FirstRand, Ltd..............................  3,475,911     12,789,231            0.3%
    MTN Group, Ltd..............................  1,869,995     37,515,477            0.9%
    Naspers, Ltd. Class N.......................    444,856     42,038,561            1.1%
    Sasol, Ltd. Sponsored ADR...................    609,116     33,751,118            0.9%
    Standard Bank Group, Ltd....................  1,498,309     19,686,203            0.5%
    Other Securities............................               185,951,484            4.7%
                                                            --------------          ------
TOTAL SOUTH AFRICA..............................               331,732,074            8.4%
                                                            --------------          ------

SOUTH KOREA -- (13.9%)
    Hyundai Mobis...............................     67,404     19,256,211            0.5%
#   Hyundai Motor Co............................    151,763     33,838,057            0.9%
    Kia Motors Corp.............................    270,079     14,984,572            0.4%
    Naver Corp..................................     27,242     19,617,420            0.5%
    POSCO.......................................     47,828     14,129,742            0.4%
    Samsung Electronics Co., Ltd................     81,120    105,777,262            2.7%
    Samsung Electronics Co., Ltd. GDR...........     49,372     31,872,757            0.8%
    Shinhan Financial Group Co., Ltd............    374,876     16,362,733            0.4%
*   SK Hynix, Inc...............................    512,610     19,988,432            0.5%
    Other Securities............................               308,657,620            7.6%
                                                            --------------          ------
TOTAL SOUTH KOREA...............................               584,484,806           14.7%
                                                            --------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                     Shares       Value++     of Net Assets**
                                                     ------       -------     ---------------
TAIWAN -- (13.3%)
      Hon Hai Precision Industry Co., Ltd.......... 12,802,056 $   36,767,003            0.9%
      MediaTek, Inc................................  1,280,995     20,073,171            0.5%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808     98,975,776            2.5%
      Other Securities.............................               403,470,157           10.2%
                                                               --------------          ------
TOTAL TAIWAN.......................................               559,286,107           14.1%
                                                               --------------          ------

THAILAND -- (2.5%)
      Other Securities.............................               103,805,802            2.6%
                                                               --------------          ------

TURKEY -- (1.7%)
      Other Securities.............................                69,707,052            1.8%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             3,740,069,234           94.2%
                                                               --------------          ------

PREFERRED STOCKS -- (4.3%)
BRAZIL --(4.2%)
      Banco Bradesco SA............................  2,233,995     33,253,187            0.8%
      Itau Unibanco Holding SA.....................  2,568,240     42,386,470            1.1%
      Vale SA......................................  1,529,491     18,122,728            0.5%
      Petroleo Brasileiro SA Sponsored ADR.........  1,981,166     29,321,257            0.8%
      Other Securities.............................                52,447,182            1.3%
                                                               --------------          ------
TOTAL BRAZIL.......................................               175,530,824            4.5%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                    37,233            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 4,491,365            0.1%
                                                               --------------          ------

INDIA -- (0.0%)
      Other Securities.............................                   104,480            0.0%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               180,163,902            4.6%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.............................                     1,147            0.0%
                                                               --------------          ------

HONG KONG -- (0.0%)
      Other Securities.............................                       674            0.0%
                                                               --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities.............................                        19            0.0%
                                                               --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.............................                   105,022            0.0%
                                                               --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................                   149,367            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                   256,229            0.0%
                                                               --------------          ------
                                                     Shares/
                                                      Face
                                                     Amount       Value+
                                                     -------      ------             -
                                                      (000)
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@  DFA Short Term Investment Fund............... 24,744,687    286,296,034            7.2%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,075,524,424).............................            $4,206,785,399          106.0%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  284,053,598             --   --    $  284,053,598
  Chile.......................     64,710,527             --   --        64,710,527
  China.......................    119,688,115 $  432,550,151   --       552,238,266
  Colombia....................     29,238,872             --   --        29,238,872
  Czech Republic..............             --     12,511,686   --        12,511,686
  Egypt.......................             --      4,201,649   --         4,201,649
  Greece......................             --     22,410,533   --        22,410,533
  Hungary.....................             --     12,077,981   --        12,077,981
  India.......................     26,959,956    281,731,075   --       308,691,031
  Indonesia...................        441,711    119,665,163   --       120,106,874
  Malaysia....................             --    176,669,748   --       176,669,748
  Mexico......................    216,214,648             --   --       216,214,648
  Peru........................     12,233,584             --   --        12,233,584
  Philippines.................        466,980     54,696,219   --        55,163,199
  Poland......................             --     78,941,659   --        78,941,659
  Russia......................      5,314,230    136,275,308   --       141,589,538
  South Africa................     49,122,772    282,609,302   --       331,732,074
  South Korea.................     18,871,719    565,613,087   --       584,484,806
  Taiwan......................     14,168,502    545,117,605   --       559,286,107
  Thailand....................    103,805,802             --   --       103,805,802
  Turkey......................      1,069,174     68,637,878   --        69,707,052
Preferred Stocks
  Brazil......................    175,530,824             --   --       175,530,824
  Chile.......................         37,233             --   --            37,233
  Colombia....................      4,491,365             --   --         4,491,365
  India.......................        104,480             --   --           104,480
Rights/Warrants
  Brazil......................             --          1,147   --             1,147
  Hong Kong...................             --            674   --               674
  Philippines.................             --             19   --                19
  South Korea.................             --        105,022   --           105,022
  Thailand....................             --        149,367   --           149,367
Securities Lending Collateral              --    286,296,034   --       286,296,034
                               -------------- --------------   --    --------------
TOTAL......................... $1,126,524,092 $3,080,261,307   --    $4,206,785,399
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (87.9%)
BRAZIL -- (6.9%)
    ALL -- America Latina Logistica SA...........  2,092,128 $    8,285,005            0.2%
    Anhanguera Educacional Participacoes SA......  2,379,735     14,728,262            0.3%
    Cia Hering...................................  1,041,790     11,007,769            0.3%
    EDP -- Energias do Brasil SA.................  2,249,598      9,776,255            0.2%
    Equatorial Energia SA........................  1,447,935     13,221,194            0.3%
    Estacio Participacoes SA.....................  1,643,304     17,599,327            0.4%
    Mills Estruturas e Servicos de Engenharia SA.    703,026      8,866,057            0.2%
    MRV Engenharia e Participacoes SA............  3,395,133     10,749,922            0.2%
    Odontoprev SA................................  2,549,265     10,232,502            0.2%
    Sul America SA...............................  1,801,909     13,212,784            0.3%
    Totvs SA.....................................    604,100      9,864,461            0.2%
    Other Securities.............................               206,207,230            4.8%
                                                             --------------          ------
TOTAL BRAZIL.....................................               333,750,768            7.6%
                                                             --------------          ------

CHILE -- (1.2%)
    Parque Arauco SA.............................  5,518,473      9,876,927            0.2%
    Vina Concha y Toro SA........................  3,824,015      7,996,983            0.2%
    Other Securities.............................                41,004,617            0.9%
                                                             --------------          ------
TOTAL CHILE......................................                58,878,527            1.3%
                                                             --------------          ------

CHINA -- (12.4%)
#   GOME Electrical Appliances Holding, Ltd...... 43,306,000      8,119,841            0.2%
#   Kingsoft Corp., Ltd..........................  2,937,000      9,102,261            0.2%
    Sino Biopharmaceutical, Ltd.................. 13,536,000     10,605,251            0.3%
    Other Securities.............................               574,418,805           13.1%
                                                             --------------          ------
TOTAL CHINA......................................               602,246,158           13.8%
                                                             --------------          ------

COLOMBIA -- (0.0%)
    Other Securities.............................                   803,444            0.0%
                                                             --------------          ------

GREECE -- (1.0%)
    Other Securities.............................                50,803,666            1.2%
                                                             --------------          ------

HUNGARY -- (0.0%)
    Other Securities.............................                 1,394,021            0.0%
                                                             --------------          ------

INDIA -- (8.1%)
    Aurobindo Pharma, Ltd........................  1,129,123     10,783,152            0.3%
    UPL, Ltd.....................................  2,016,992      8,959,003            0.2%
    Other Securities.............................               376,249,458            8.5%
                                                             --------------          ------
TOTAL INDIA......................................               395,991,613            9.0%
                                                             --------------          ------

INDONESIA -- (3.5%)
    Other Securities.............................               167,842,174            3.8%
                                                             --------------          ------

ISRAEL -- (0.0%)
    Other Securities.............................                    16,234            0.0%
                                                             --------------          ------
MALAYSIA -- (5.8%)
#   Bursa Malaysia Bhd...........................  3,632,100      8,447,507            0.2%
    Other Securities.............................               274,096,774            6.2%
                                                             --------------          ------
TOTAL MALAYSIA...................................               282,544,281            6.4%
                                                             --------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         Percentage
                                                               Shares      Value++     of Net Assets**
                                                               ------      -------     ---------------
MEXICO -- (4.6%)
#   Alsea S.A.B. de C.V.....................................  4,006,952 $   13,859,057            0.3%
#   Banregio Grupo Financiero S.A.B. de C.V.................  1,487,396      8,616,670            0.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........  7,354,004     18,679,066            0.4%
*   Gruma S.A.B. de C.V. Class B............................  1,690,397     14,949,375            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B.  2,116,469     12,739,824            0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......     98,029     11,984,045            0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..    713,342      8,730,060            0.2%
#*  Industrias CH S.A.B. de C.V. Series B...................  1,696,510      8,999,468            0.2%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V..  1,698,488     23,719,307            0.5%
    Other Securities........................................                99,129,487            2.4%
                                                                        --------------          ------
TOTAL MEXICO................................................               221,406,359            5.1%
                                                                        --------------          ------

PHILIPPINES -- (1.4%)
    Other Securities........................................                69,493,951            1.6%
                                                                        --------------          ------

POLAND -- (2.3%)
    Asseco Poland SA........................................    620,582      9,240,662            0.2%
*   Grupa Lotos SA..........................................    645,490      8,324,023            0.2%
    Lubelski Wegiel Bogdanka SA.............................    272,426     11,151,681            0.3%
    Other Securities........................................                84,097,601            1.9%
                                                                        --------------          ------
TOTAL POLAND................................................               112,813,967            2.6%
                                                                        --------------          ------

SOUTH AFRICA -- (7.4%)
    Aeci, Ltd...............................................    856,959      9,571,562            0.2%
    AVI, Ltd................................................  2,687,799     14,830,459            0.3%
    Barloworld, Ltd.........................................    859,133      9,372,443            0.2%
    Clicks Group, Ltd.......................................  2,275,094     13,872,087            0.3%
    Coronation Fund Managers, Ltd...........................  1,346,747     13,004,885            0.3%
    Nampak, Ltd.............................................  2,490,646      9,291,754            0.2%
*   Northam Platinum, Ltd...................................  2,145,957      8,376,688            0.2%
    Omnia Holdings, Ltd.....................................    513,646     11,042,991            0.3%
    PPC, Ltd................................................  4,213,403     12,258,981            0.3%
    Reunert, Ltd............................................  1,274,935      8,378,275            0.2%
#*  Sappi, Ltd..............................................  4,391,943     13,922,148            0.3%
    Spar Group, Ltd. (The)..................................  1,016,062     11,938,034            0.3%
    Sun International, Ltd..................................    813,283      8,038,794            0.2%
    Tongaat Hulett, Ltd.....................................    744,400      8,850,235            0.2%
    Other Securities........................................               206,766,869            4.7%
                                                                        --------------          ------
TOTAL SOUTH AFRICA..........................................               359,516,205            8.2%
                                                                        --------------          ------

SOUTH KOREA -- (13.6%)
    DGB Financial Group, Inc................................    682,483     10,353,694            0.3%
    Hotel Shilla Co., Ltd...................................    104,723      8,818,864            0.2%
    Hyosung Corp............................................    121,019      8,645,977            0.2%
#   Hyundai Development Co..................................    299,750      8,593,993            0.2%
    Macquarie Korea Infrastructure Fund.....................  1,514,061      9,376,240            0.2%
    Other Securities........................................               614,513,213           14.0%
                                                                        --------------          ------
TOTAL SOUTH KOREA...........................................               660,301,981           15.1%
                                                                        --------------          ------
TAIWAN -- (13.1%)
    Other Securities........................................               637,407,713           14.6%
                                                                        --------------          ------

THAILAND -- (3.9%)
    Other Securities........................................               191,129,803            4.4%
                                                                        --------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
TURKEY -- (2.7%)
        Other Securities................            $  130,850,483            3.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,277,191,348           97.7%
                                                    --------------          ------

PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.1%)
        Other Securities................                50,734,982            1.2%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                    15,095            0.0%
                                                    --------------          ------

COLOMBIA -- (0.0%)
        Other Securities................                 1,764,896            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                52,514,973            1.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

INDIA -- (0.0%)
        Other Securities................                    11,605            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                    45,846            0.0%
                                                    --------------          ------

PHILIPPINES -- (0.0%)
        Other Securities................                     9,262            0.0%
                                                    --------------          ------

SOUTH AFRICA -- (0.0%)
        Other Securities................                    12,893            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   517,706            0.0%
                                                    --------------          ------

TAIWAN -- (0.0%)
        Other Securities................                       895            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                   103,908            0.0%
                                                    --------------          ------

TURKEY -- (0.0%)
        Other Securities................                   591,552            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                 1,293,667            0.0%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------             -
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@    DFA Short Term Investment Fund.. 46,389,128    536,722,214           12.3%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,396,701,201)..................            $4,867,722,202          111.2%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $333,750,768             --   --    $  333,750,768
  Chile.......................   58,878,527             --   --        58,878,527
  China.......................      138,453 $  602,107,705   --       602,246,158
  Colombia....................      803,444             --   --           803,444
  Greece......................           --     50,803,666   --        50,803,666
  Hungary.....................           --      1,394,021   --         1,394,021
  India.......................      908,836    395,082,777   --       395,991,613
  Indonesia...................    1,931,582    165,910,592   --       167,842,174
  Israel......................           --         16,234   --            16,234
  Malaysia....................           --    282,544,281   --       282,544,281
  Mexico......................  221,229,791        176,568   --       221,406,359
  Philippines.................           --     69,493,951   --        69,493,951
  Poland......................           --    112,813,967   --       112,813,967
  South Africa................   12,889,367    346,626,838   --       359,516,205
  South Korea.................    2,197,056    658,104,925   --       660,301,981
  Taiwan......................           --    637,407,713   --       637,407,713
  Thailand....................  190,762,395        367,408   --       191,129,803
  Turkey......................           --    130,850,483   --       130,850,483
Preferred Stocks
  Brazil......................   50,734,982             --   --        50,734,982
  Chile.......................       15,095             --   --            15,095
  Colombia....................    1,764,896             --   --         1,764,896
Rights/Warrants
  Brazil......................           --             --   --                --
  Chile.......................           --             --   --                --
  India.......................           --         11,605   --            11,605
  Malaysia....................           --         45,846   --            45,846
  Philippines.................           --          9,262   --             9,262
  South Africa................           --         12,893   --            12,893
  South Korea.................       19,596        498,110   --           517,706
  Taiwan......................          895             --   --               895
  Thailand....................           --        103,908   --           103,908
  Turkey......................           --        591,552   --           591,552
Securities Lending Collateral.           --    536,722,214   --       536,722,214
                               ------------ --------------   --    --------------
TOTAL......................... $876,025,683 $3,991,696,519   --    $4,867,722,202
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                              The U.S. Large    The DFA       Small     Pacific Small
                                                                Cap Value    International   Company       Company
                                                                  Series     Value Series*    Series       Series*
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $432,843, $922,064, $296,939
 and $285,587 of securities on loan, respectively)...........  $16,668,644    $ 9,480,370   $2,194,668   $1,402,271
Temporary Cash Investments at Value & Cost...................       69,498             --           --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      441,535        955,113      317,076      308,612
Foreign Currencies at Value..................................           --         34,442          606          990
Cash.........................................................           --         12,095          953        2,102
Receivables:
  Investment Securities Sold.................................       22,131          8,683        1,884        1,890
  Dividends, Interest and Tax Reclaims.......................       14,957         38,974       21,266        1,998
  Securities Lending Income..................................          265          2,482          262          342
Unrealized Gain on Foreign Currency Contracts................           --              8           --           --
Prepaid Expenses and Other Assets............................           --             --            1            2
                                                               -----------    -----------   ----------   ----------
     Total Assets............................................   17,217,030     10,532,167    2,536,716    1,718,207
                                                               -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      441,535        955,113      317,076      308,612
  Investment Securities Purchased............................       61,418         36,644        1,346           --
  Due to Advisor.............................................        1,360          1,541          182          117
Unrealized Loss on Foreign Currency Contracts................           --             10            9           --
Accrued Expenses and Other Liabilities.......................          779            474          182          100
                                                               -----------    -----------   ----------   ----------
     Total Liabilities.......................................      505,092        993,782      318,795      308,829
                                                               -----------    -----------   ----------   ----------
NET ASSETS...................................................  $16,711,938    $ 9,538,385   $2,217,921   $1,409,378
                                                               ===========    ===========   ==========   ==========
Investments at Cost..........................................  $10,414,840    $ 7,650,003   $2,109,778   $1,310,941
                                                               ===========    ===========   ==========   ==========
Foreign Currencies at Cost...................................  $        --    $    34,284   $      605   $      989
                                                               ===========    ===========   ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series*     Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $37,099,
 $654,103, $241,247, $349,865 and
 $652,668 of securities on loan,
 respectively)..............................  $2,139,478   $3,603,927   $  858,257    $3,920,489     $4,331,000
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      39,146      710,637      212,899       286,296        536,722
Foreign Currencies at Value.................       3,585        8,501        1,146         6,932         26,355
Cash........................................         259          677          410        30,539         13,561
Receivables:
  Investment Securities Sold................       2,188        3,006          294        12,474          1,394
  Dividends, Interest and Tax Reclaims......      13,968        7,799          656         8,691          9,595
  Securities Lending Income.................          24        1,682          260           436          1,818
Unrealized Gain on Foreign Currency
 Contracts..................................          --            1           --            --              1
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,198,648    4,336,230    1,073,922     4,265,857      4,920,446
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      39,146      710,637      212,899       286,296        536,722
  Investment Securities Purchased...........       1,734        3,691           --         5,504          6,244
  Due to Advisor............................         178          295           70           327            720
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --           --             8              2
Accrued Expenses and Other Liabilities......         103          218           38           286            402
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      41,161      714,841      213,007       292,421        544,090
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,157,487   $3,621,389   $  860,915    $3,973,436     $4,376,356
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,387,145   $2,444,621   $  865,784    $2,789,228     $3,859,979
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    3,577   $    8,476   $    1,140    $    6,901     $   26,272
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        The Japanese   The Asia
                                                               The U.S.      The DFA       Small     Pacific Small
                                                              Large Cap   International   Company       Company
                                                             Value Series Value Series     Series       Series
                                                             ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $11,473,
   $2,616 and $520, respectively)...........................  $  148,837    $270,261     $  23,549     $ 20,810
  Interest..................................................           3           1            --           --
  Income from Securities Lending............................       1,553       5,549         1,450        1,902
                                                              ----------    --------     ---------     --------
     Total Investment Income................................     150,393     275,811        24,999       22,712
                                                              ----------    --------     ---------     --------
Expenses
  Investment Advisory Services Fees.........................       7,825       8,965         1,115          654
  Accounting & Transfer Agent Fees..........................         403         236            60           39
  Custodian Fees............................................          75         362           212          151
  Shareholders' Reports.....................................           9           5             1            1
  Directors'/Trustees' Fees & Expenses......................          99          59            15            8
  Professional Fees.........................................         172         101            25           14
  Other.....................................................          36          47            15            8
                                                              ----------    --------     ---------     --------
     Total Expenses.........................................       8,619       9,775         1,443          875
                                                              ----------    --------     ---------     --------
  Fees Paid Indirectly......................................          --          (5)           (1)          (3)
                                                              ----------    --------     ---------     --------
  Net Expenses..............................................       8,619       9,770         1,442          872
                                                              ----------    --------     ---------     --------
  Net Investment Income (Loss)..............................     141,774     266,041        23,557       21,840
                                                              ----------    --------     ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.............................     366,497     124,552        45,562        1,126
    Foreign Currency Transactions...........................          --         335          (531)         190
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     907,355     101,142      (122,509)     (15,777)
    Translation of Foreign Currency Denominated Amounts.....          --          66           (91)          (4)
                                                              ----------    --------     ---------     --------
  Net Realized and Unrealized Gain (Loss)...................   1,273,852     226,095       (77,569)     (14,465)
                                                              ----------    --------     ---------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,415,626    $492,136     $ (54,012)    $  7,375
                                                              ==========    ========     =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $7, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                         The United     The
                                                          Kingdom   Continental The Canadian              The Emerging
                                                           Small       Small       Small     The Emerging   Markets
                                                          Company     Company     Company      Markets     Small Cap
                                                           Series     Series       Series       Series       Series
                                                         ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $229,
   $4,968, $1,485, $4,027 and $3,287,
   respectively)........................................  $ 30,967   $ 32,089     $ 8,531      $ 33,520     $35,778
  Interest..............................................        --         21          --             1           1
  Income from Securities Lending........................       149      5,627       1,509         2,174       8,352
                                                          --------   --------     -------      --------     -------
     Total Investment Income............................    31,116     37,737      10,040        35,695      44,131
                                                          --------   --------     -------      --------     -------
Expenses
  Investment Advisory Services Fees.....................     1,048      1,687         386         1,842       4,072
  Accounting & Transfer Agent Fees......................        56         92          20           100         110
  Custodian Fees........................................        62        351          26           674       1,041
  Shareholders' Reports.................................         1          2          --             2           3
  Directors'/Trustees' Fees & Expenses..................        13         21           5            24          26
  Professional Fees.....................................        22         51           8            62         111
  Other.................................................        10         17           3            20          28
                                                          --------   --------     -------      --------     -------
     Total Expenses.....................................     1,212      2,221         448         2,724       5,391
                                                          --------   --------     -------      --------     -------
  Fees Paid Indirectly..................................        --         (1)         (1)           (7)         (4)
                                                          --------   --------     -------      --------     -------
  Net Expenses..........................................     1,212      2,220         447         2,717       5,387
                                                          --------   --------     -------      --------     -------
  Net Investment Income (Loss)..........................    29,904     35,517       9,593        32,978      38,744
                                                          --------   --------     -------      --------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................    59,165     68,682       4,287       (19,598)     44,685
    Futures.............................................        --     (1,000)         --            --          --
    Foreign Currency Transactions.......................       188      1,010         (29)          (37)        (86)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    99,246    367,643      66,933       (80,366)      9,022
    Translation of Foreign Currency Denominated
     Amounts............................................        91         78          17            29          95
                                                          --------   --------     -------      --------     -------
  Net Realized and Unrealized Gain (Loss)...............   158,690    436,413      71,208       (99,972)     53,716
                                                          --------   --------     -------      --------     -------
Net Increase (Decrease) in Net Assets Resulting
 from Operations........................................  $188,594   $471,930     $80,801      $(66,994)    $92,460
                                                          ========   ========     =======      ========     =======

----------
* Net of foreign capital gain taxes withheld of $38, $145, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                          Six Months       Year     Six Months      Year     Six Months     Year
                                             Ended        Ended        Ended       Ended        Ended      Ended
                                           April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2014          2013        2014         2013        2014        2013
                                          -----------  -----------  ----------- -----------  ----------- ----------
                                          (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   141,774  $   250,494  $  266,041  $   252,489  $   23,557  $   37,996
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     366,497    1,042,669     124,552      394,216      45,562      94,606
    Futures..............................          --           --          --       (1,587)         --          --
    Foreign Currency Transactions........          --           --         335       (2,158)       (531)     (2,405)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................     907,355    2,531,751     101,142    1,329,657    (122,509)    403,911
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          66          544         (91)        393
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   1,415,626    3,824,914     492,136    1,973,161     (54,012)    534,501
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................     825,366    1,639,135     469,662    1,055,913      68,555     268,246
  Withdrawals............................    (368,042)  (1,214,213)   (215,543)  (1,475,193)    (78,246)   (207,854)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     457,324      424,922     254,119     (419,280)     (9,691)     60,392
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   1,872,950    4,249,836     746,255    1,553,881     (63,703)    594,893
Net Assets
  Beginning of Period....................  14,838,988   10,589,152   8,792,130    7,238,249   2,281,624   1,686,731
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Period.......................... $16,711,938  $14,838,988  $9,538,385  $ 8,792,130  $2,217,921  $2,281,624
                                          ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $7, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2014        2013        2014         2013        2014        2013
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   21,840  $   51,800  $   29,904   $   55,266  $   35,517  $   70,319
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      1,126       2,045      59,165      110,830      68,682      61,594
    Futures...............................         --          --          --           --      (1,000)         --
    Foreign Currency Transactions.........        190          32         188            8       1,010         (97)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    (15,777)     64,761      99,246      377,497     367,643     843,629
    Translation of Foreign Currency
     Denominated Amounts..................         (4)        (13)         91          (22)         78         123
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      7,375     118,625     188,594      543,579     471,930     975,568
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    193,486     243,954       5,444       20,921      21,726      97,213
  Withdrawals.............................    (56,981)   (100,941)    (24,838)     (41,051)    (90,033)   (100,194)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    136,505     143,013     (19,394)     (20,130)    (68,307)     (2,981)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    143,880     261,638     169,200      523,449     403,623     972,587
Net Assets
  Beginning of Period.....................  1,265,498   1,003,860   1,988,287    1,464,838   3,217,766   2,245,179
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,409,378  $1,265,498  $2,157,487   $1,988,287  $3,621,389  $3,217,766
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $38, $14, $145 and $14, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 The Canadian Small    The Emerging Markets    The Emerging Markets
                                                   Company Series             Series             Small Cap Series
                                                --------------------  ----------------------  ----------------------
                                                Six Months    Year    Six Months     Year     Six Months     Year
                                                   Ended     Ended       Ended      Ended        Ended      Ended
                                                 April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                                   2014       2013       2014        2013        2014        2013
                                                ----------- --------  ----------- ----------  ----------- ----------
                                                (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  9,593   $ 20,407  $   32,978  $   77,332  $   38,744  $   87,786
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     4,287      5,104     (19,598)     24,456      44,685      69,227
    Futures....................................        --         --          --          --          --         463
    Foreign Currency Transactions..............       (29)       (36)        (37)       (130)        (86)     (1,240)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    66,933     14,601     (80,366)    145,893       9,022     144,458
    Translation of Foreign Currency
     Denominated Amounts.......................        17        (11)         29          (8)         95         (41)
                                                 --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    80,801     40,065     (66,994)    247,543      92,460     300,653
                                                 --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................    42,660     42,578     337,722     937,021     316,401   1,276,889
  Withdrawals..................................    (3,750)   (30,525)    (63,452)   (331,711)   (124,028)   (439,369)
                                                 --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................    38,910     12,053     274,270     605,310     192,373     837,520
                                                 --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   119,711     52,118     207,276     852,853     284,833   1,138,173
Net Assets
  Beginning of Period..........................   741,204    689,086   3,766,160   2,913,307   4,091,523   2,953,350
                                                 --------   --------  ----------  ----------  ----------  ----------
  End of Period................................  $860,915   $741,204  $3,973,436  $3,766,160  $4,376,356  $4,091,523
                                                 ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                      The U.S. Large Cap Value Series
                                               ----------------------------------------------------------------------------
                                                 Six Months        Year         Year        Year        Year        Year
                                                    Ended         Ended        Ended       Ended       Ended       Ended
                                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014           2013         2012        2011        2010        2009
                                               -----------------------------------------------------------------------------
                                                 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return..................................        9.45%(D)       35.68%       18.31%       5.69%      19.96%      11.90%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $16,711,938     $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets.......        0.11%(E)        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.81%(E)        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate.......................           8%(D)          15%          10%         14%         28%         29%
----------------------------------------------------------------------------------------------------------------------------

                                                                   The DFA International Value Series
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................       5.51%(D)      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,538,385     $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets.......       0.22%(E)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.22%(E)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net
 Assets.......................................       5.94%(E)       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate.......................          8%(D)         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                    The Japanese Small Company Series
                                               --------------------------------------------------------------------------
                                                 Six Months       Year        Year        Year        Year        Year
                                                    Ended        Ended       Ended       Ended       Ended       Ended
                                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014          2013        2012        2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................      (2.38)%(D)      30.62%       0.54%      10.07%       0.72%      22.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,217,921      $2,281,624  $1,686,731  $1,502,815  $1,211,600  $1,183,036
Ratio of Expenses to Average Net Assets.......       0.13%(E)        0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.13%(E)        0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.11%(E)        1.87%       2.17%       2.07%       1.95%       2.15%
Portfolio Turnover Rate.......................          5%(D)          16%          7%          5%         10%          7%
--------------------------------------------------------------------------------------------------------------------------

                                                                    The Asia Pacific Small Company Series
                                                    --------------------------------------------------------------------
                                                     Six Months       Year        Year        Year      Year      Year
                                                        Ended        Ended       Ended       Ended     Ended     Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,  Oct. 31,
                                                        2014          2013        2012        2011      2010      2009
                                                    ---------------------------------------------------------------------
                                                     (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       0.21%(D)      10.97%       7.48%    (5.15)%    28.91%    84.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,409,378     $1,265,498  $1,003,860  $906,734   $935,138  $680,997
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Net Investment Income to Average Net
 Assets............................................       3.34%(E)       4.64%       4.26%     3.78%      3.64%     4.00%
Portfolio Turnover Rate............................          2%(D)          9%         18%       17%        18%       23%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                    The United Kingdom Small Company Series
                                                    -----------------------------------------------------------------------
                                                     Six Months       Year        Year        Year        Year       Year
                                                        Ended        Ended       Ended       Ended       Ended      Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                        2014          2013        2012        2011        2010       2009
                                                    ------------------------------------------------------------------------
                                                     (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       9.52%(D)      37.42%      23.41%       0.20%      25.94%    43.51%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,157,487     $1,988,287  $1,464,838  $1,133,845  $1,036,694  $770,472
Ratio of Expenses to Average Net Assets............       0.12%(E)       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.12%(E)       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Net Investment Income to Average Net
 Assets............................................       2.85%(E)       3.29%       3.37%       3.76%       2.86%     4.02%
Portfolio Turnover Rate............................          4%(D)         17%          6%          7%         15%       10%
----------------------------------------------------------------------------------------------------------------------------

                                                                  The Continental Small Company Series
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................      14.89%(D)      43.67%       2.29%     (10.75)%      15.37%      43.78%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $3,621,389     $3,217,766  $2,245,179  $2,001,763   $2,072,484  $1,630,892
Ratio of Expenses to Average Net Assets.......       0.13%(E)       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.13%(E)       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.11%(E)       2.67%       3.15%       2.72%        2.24%       2.93%
Portfolio Turnover Rate.......................          6%(D)         13%          9%         10%          12%          7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                        The Canadian Small Company Series
                                                         ---------------------------------------------------------------
                                                         Six Months      Year       Year      Year      Year      Year
                                                            Ended       Ended      Ended     Ended     Ended     Ended
                                                          April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                            2014         2013       2012      2011      2010      2009
                                                         ----------------------------------------------------------------
                                                         (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return............................................     10.37%(D)     5.71%    (2.51)%     0.27%    43.17%    61.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $860,915     $741,204  $689,086   $736,262  $663,722  $365,181
Ratio of Expenses to Average Net Assets.................      0.12%(E)     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................      0.12%(E)     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Net Investment Income to Average Net Assets....      2.49%(E)     2.99%     2.29%      1.72%     1.05%     1.37%
Portfolio Turnover Rate.................................         2%(D)       14%       22%        24%       10%       23%
-------------------------------------------------------------------------------------------------------------------------

                                                                       The Emerging Markets Series
                                               ---------------------------------------------------------------------------
                                                 Six Months       Year        Year         Year        Year        Year
                                                    Ended        Ended       Ended        Ended       Ended       Ended
                                                  April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014          2013        2012         2011        2010        2009
                                               ----------------------------------------------------------------------------
                                                 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
Total Return..................................      (2.05)%(D)       6.99%       4.55%      (6.44)%      27.04%      53.99%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $3,973,436      $3,766,160  $2,913,307  $2,439,981   $2,529,493  $2,109,316
Ratio of Expenses to Average Net Assets.......       0.15%(E)        0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.15%(E)        0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.79%(E)        2.38%       2.55%       2.48%        2.18%       2.57%
Portfolio Turnover Rate.......................          2%(D)           4%          5%         16%          12%         14%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                  The Emerging Markets Small Cap Series
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................       2.12%(D)       9.41%       7.19%     (12.94)%      41.96%      92.08%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $4,376,356     $4,091,523  $2,953,350  $1,874,926   $1,881,356  $1,167,973
Ratio of Expenses to Average Net Assets.......       0.26%(E)       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.26%(E)       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.90%(E)       2.37%       2.48%       2.32%        2.16%       2.52%
Portfolio Turnover Rate.......................          4%(D)         11%         13%         18%          15%         13%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2014, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $315,950 and $436,276 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At
October 31, 2013, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2014, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $ 5
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...      3
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....      1
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............      7
              The Emerging Markets Small Cap Series...      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2014, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $383
                 The DFA International Value Series......  276
                 The Japanese Small Company Series.......   62
                 The Asia Pacific Small Company Series...   32
                 The United Kingdom Small Company Series.   42
                 The Continental Small Company Series....   77
                 The Canadian Small Company Series.......   19
                 The Emerging Markets Series.............  100
                 The Emerging Markets Small Cap Series...   72

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,851,848 $1,259,638
         The DFA International Value Series......  1,125,082    709,817
         The Japanese Small Company Series.......    111,283    105,085
         The Asia Pacific Small Company Series...    189,668     32,500
         The United Kingdom Small Company Series.    104,334     94,753
         The Continental Small Company Series....    213,433    252,487
         The Canadian Small Company Series.......     68,569     15,382
         The Emerging Markets Series.............    352,219     68,542
         The Emerging Markets Small Cap Series...    411,009    172,691

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $10,926,067  $6,313,025    $ (59,415)     $6,253,610
The DFA International Value Series......   8,613,314   2,266,781     (444,612)      1,822,169
The Japanese Small Company Series.......   2,457,648     327,237     (273,141)         54,096
The Asia Pacific Small Company Series...   1,643,730     352,204     (285,051)         67,153
The United Kingdom Small Company Series.   1,446,589     810,805      (78,770)        732,035
The Continental Small Company Series....   3,161,909   1,375,511     (222,856)      1,152,655
The Canadian Small Company Series.......   1,082,507     183,823     (195,174)        (11,351)
The Emerging Markets Series.............   3,085,526   1,338,279     (217,020)      1,121,259
The Emerging Markets Small Cap Series...   4,428,649     941,842     (502,769)        439,073

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2014 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                Total       Equity Contracts
                                              -------     ------------------
       The Continental Small Company Series*. $(1,000)         $(1,000)

* As of April 30, 2014, there were no futures contracts outstanding. During the six months ended April 30, 2014, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.85%       $12,485          8        $ 2        $32,996
The DFA International Value Series....     0.83%        10,282          4          1         11,874
The Japanese Small Company Series.....     0.83%         5,915          9          1          9,696
The Asia Pacific Small Company Series.     0.83%           310          5         --            889
The United Kingdom Small Company
  Series..............................     0.83%           259          7         --            798
The Continental Small Company Series..     0.82%           257         27         --          1,099
The Emerging Markets Small Cap Series.     0.83%         4,378         23          2          9,078

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2014.

I. Securities Lending:

   As of April 30, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     Market Value
                                                     ------------
              The DFA International Value Series....   $ 24,703
              The Asia Pacific Small Company Series.      1,302
              The Continental Small Company Series..        437
              The Canadian Small Company Series.....     41,339
              The Emerging Markets Series...........     83,669
              The Emerging Markets Small Cap Series.    181,387

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2014
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/13  04/30/14    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $  967.80    0.15%    $0.73
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   6.5%
              Consumer Staples.............................   5.0%
              Energy.......................................  14.7%
              Financials...................................  34.1%
              Health Care..................................   0.4%
              Industrials..................................  12.0%
              Information Technology.......................   7.6%
              Materials....................................  16.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)


                                                                                       Percentage
                                                           Shares        Value++     of Net Assets**
                                                           ------        -------     ---------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (5.8%)
    Banco do Brasil SA..................................   9,750,973 $   102,374,830            0.6%
#   Banco Santander Brasil SA ADR.......................  17,807,476     118,419,715            0.6%
    BM&FBovespa SA......................................  22,165,187     113,323,526            0.6%
    Gerdau SA Sponsored ADR.............................  15,421,303      92,682,031            0.5%
#   Petroleo Brasileiro SA ADR..........................  18,327,471     254,385,297            1.4%
#   Vale SA Sponsored ADR...............................   5,665,567      74,898,796            0.4%
    Other Securities....................................                 420,067,291            2.1%
                                                                     ---------------          ------
TOTAL BRAZIL............................................               1,176,151,486            6.2%
                                                                     ---------------          ------

CHILE -- (1.4%)
    Enersis SA Sponsored ADR............................   5,733,186      92,304,295            0.5%
    Other Securities....................................                 184,756,836            1.0%
                                                                     ---------------          ------
TOTAL CHILE.............................................                 277,061,131            1.5%
                                                                     ---------------          ------

CHINA -- (13.9%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000     107,163,539            0.6%
    Bank of China, Ltd. Class H......................... 763,167,331     337,236,300            1.8%
    China Construction Bank Corp. Class H............... 526,917,940     364,823,738            1.9%
#   China Petroleum & Chemical Corp. ADR................   1,255,935     111,614,926            0.6%
    China Petroleum & Chemical Corp. Class H............ 153,367,575     135,755,471            0.7%
#   China Unicom Hong Kong, Ltd. ADR....................   7,285,774     111,690,915            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 294,086,996     175,341,806            0.9%
    Other Securities....................................               1,453,697,436            7.6%
                                                                     ---------------          ------
TOTAL CHINA.............................................               2,797,324,131           14.7%
                                                                     ---------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................................                  22,287,355            0.1%
                                                                     ---------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                  37,080,820            0.2%
                                                                     ---------------          ------

GREECE -- (0.1%)
    Other Securities....................................                  29,719,693            0.1%
                                                                     ---------------          ------

HUNGARY -- (0.4%)
#   OTP Bank P.L.C......................................   4,005,156      76,482,558            0.4%
    Other Securities....................................                  11,937,305            0.1%
                                                                     ---------------          ------
TOTAL HUNGARY...........................................                  88,419,863            0.5%
                                                                     ---------------          ------

INDIA -- (7.3%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,344,526     142,710,924            0.8%
    Reliance Industries, Ltd............................  21,131,225     328,571,526            1.8%
    State Bank of India.................................   2,505,452      86,574,863            0.5%
    Other Securities....................................                 903,630,114            4.6%
                                                                     ---------------          ------
TOTAL INDIA.............................................               1,461,487,427            7.7%
                                                                     ---------------          ------

INDONESIA -- (2.6%)
    Other Securities....................................                 531,581,240            2.8%
                                                                     ---------------          ------

ISRAEL -- (0.0%)
    Other Securities....................................                     179,391            0.0%
                                                                     ---------------          ------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       Percentage
                                                           Shares        Value++     of Net Assets**
                                                           ------        -------     ---------------
MALAYSIA -- (3.9%)
    Other Securities....................................             $   774,185,098            4.1%
                                                                     ---------------          ------

MEXICO -- (6.7%)
    Alfa S.A.B. de C.V. Class A.........................  50,229,549     132,688,709            0.7%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  17,909,307     226,373,641            1.2%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,566,579     232,968,375            1.2%
#   Grupo Financiero Banorte S.A.B. de C.V..............  23,649,283     157,068,369            0.8%
    Other Securities....................................                 589,874,651            3.2%
                                                                     ---------------          ------
TOTAL MEXICO............................................               1,338,973,745            7.1%
                                                                     ---------------          ------

PHILIPPINES -- (1.1%)
    Other Securities....................................                 211,231,050            1.1%
                                                                     ---------------          ------

POLAND -- (1.9%)
    PGE SA..............................................  14,358,931      99,777,343            0.5%
#   Polski Koncern Naftowy Orlen SA.....................   6,279,050      94,021,799            0.5%
    Other Securities....................................                 191,785,994            1.0%
                                                                     ---------------          ------
TOTAL POLAND............................................                 385,585,136            2.0%
                                                                     ---------------          ------

RUSSIA -- (3.6%)
    Gazprom OAO Sponsored ADR...........................  93,269,773     674,054,680            3.6%
    Other Securities....................................                  59,127,634            0.3%
                                                                     ---------------          ------
TOTAL RUSSIA............................................                 733,182,314            3.9%
                                                                     ---------------          ------

SOUTH AFRICA -- (7.4%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   4,066,826      73,609,551            0.4%
    Barclays Africa Group, Ltd..........................   6,214,975      91,043,580            0.5%
#   Nedbank Group, Ltd..................................   3,855,686      82,653,953            0.4%
    Sanlam, Ltd.........................................  23,829,161     127,656,171            0.7%
    Standard Bank Group, Ltd............................  20,138,333     264,596,500            1.4%
#   Steinhoff International Holdings, Ltd...............  23,854,878     123,958,079            0.7%
    Other Securities....................................                 728,775,665            3.8%
                                                                     ---------------          ------
TOTAL SOUTH AFRICA......................................               1,492,293,499            7.9%
                                                                     ---------------          ------

SOUTH KOREA -- (14.3%)
    Hana Financial Group, Inc...........................   3,815,029     134,617,332            0.7%
#   Hyundai Motor Co....................................     382,144      85,205,290            0.5%
    KB Financial Group, Inc.............................   2,611,033      89,320,287            0.5%
#   KB Financial Group, Inc. ADR........................   3,171,116     108,864,412            0.6%
#   LG Electronics, Inc.................................   1,776,548     118,328,679            0.6%
    POSCO...............................................     675,780     199,644,504            1.1%
#   POSCO ADR...........................................   1,617,993     119,084,285            0.6%
    Samsung C&T Corp....................................   1,386,322      87,182,647            0.5%
    Shinhan Financial Group Co., Ltd....................   5,061,519     220,927,148            1.2%
    SK Holdings Co., Ltd................................     513,323      91,053,325            0.5%
    SK Innovation Co., Ltd..............................     845,193      96,824,762            0.5%
    Other Securities....................................               1,517,903,887            7.8%
                                                                     ---------------          ------
TOTAL SOUTH KOREA.......................................               2,868,956,558           15.1%
                                                                     ---------------          ------

TAIWAN -- (14.0%)
    Fubon Financial Holding Co., Ltd....................  88,739,471     114,853,842            0.6%
    Mega Financial Holding Co., Ltd..................... 136,903,915     104,811,122            0.6%
#   United Microelectronics Corp........................ 214,601,681      93,569,573            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       Percentage
                                            Shares       Value++     of Net Assets**
                                            ------       -------     ---------------
TAIWAN -- (Continued)
    Other Securities.....................            $ 2,503,584,789           13.1%
                                                     ---------------           -----
TOTAL TAIWAN.............................              2,816,819,326           14.8%
                                                     ---------------           -----

THAILAND -- (2.8%)
    PTT PCL.............................. 14,249,300     137,825,430            0.7%
    Other Securities.....................                419,320,311            2.2%
                                                     ---------------           -----
TOTAL THAILAND...........................                557,145,741            2.9%
                                                     ---------------           -----

TURKEY -- (2.3%)
    Turkiye Is Bankasi................... 33,315,167      78,789,979            0.4%
    Other Securities.....................                378,437,180            2.0%
                                                     ---------------           -----
TOTAL TURKEY.............................                457,227,159            2.4%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             18,056,892,163           95.1%
                                                     ---------------           -----

PREFERRED STOCKS -- (3.5%)
BRAZIL -- (3.4%)
    Petroleo Brasileiro SA............... 18,238,804     135,538,505            0.7%
    Vale SA..............................  6,212,932      73,616,174            0.4%
    Petroleo Brasileiro SA Sponsored ADR. 21,196,251     313,704,515            1.8%
    Other Securities.....................                159,563,066            0.7%
                                                     ---------------           -----
TOTAL BRAZIL.............................                682,422,260            3.6%
                                                     ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.....................                 15,735,620            0.1%
                                                     ---------------           -----
TOTAL PREFERRED STOCKS...................                698,157,880            3.7%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.....................                      4,380            0.0%
                                                     ---------------           -----

CHILE -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                      5,766            0.0%
                                                     ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.....................                     86,959            0.0%
                                                     ---------------           -----

PHILIPPINES -- (0.0%)
    Other Securities.....................                      5,696            0.0%
                                                     ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.....................                  1,418,855            0.0%
                                                     ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.....................                         82            0.0%
                                                     ---------------           -----
THAILAND -- (0.0%)
    Other Securities.....................                    122,763            0.0%
                                                     ---------------           -----
TOTAL RIGHTS/WARRANTS....................                  1,644,501            0.0%
                                                     ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                          Shares/
                                           Face                       Percentage
                                          Amount        Value+      of Net Assets**
                                          -------       ------      ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@   DFA Short Term Investment Fund.. 116,161,904 $ 1,343,993,228            7.1%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,065,502,363).............               $20,100,687,772          105.9%
                                                    ===============          ======

Summary of the Fund's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,176,151,486              --   --    $ 1,176,151,486
  Chile.......................    277,061,131              --   --        277,061,131
  China.......................    239,991,379 $ 2,557,332,752   --      2,797,324,131
  Colombia....................     22,287,355              --   --         22,287,355
  Czech Republic..............             --      37,080,820   --         37,080,820
  Greece......................             --      29,719,693   --         29,719,693
  Hungary.....................             --      88,419,863   --         88,419,863
  India.......................    167,750,251   1,293,737,176   --      1,461,487,427
  Indonesia...................      6,576,577     525,004,663   --        531,581,240
  Israel......................             --         179,391   --            179,391
  Malaysia....................             --     774,185,098   --        774,185,098
  Mexico......................  1,338,336,304         637,441   --      1,338,973,745
  Philippines.................             --     211,231,050   --        211,231,050
  Poland......................             --     385,585,136   --        385,585,136
  Russia......................        921,795     732,260,519   --        733,182,314
  South Africa................    202,757,635   1,289,535,864   --      1,492,293,499
  South Korea.................    352,323,627   2,516,632,931   --      2,868,956,558
  Taiwan......................     35,847,620   2,780,971,706   --      2,816,819,326
  Thailand....................    555,779,886       1,365,855   --        557,145,741
  Turkey......................             --     457,227,159   --        457,227,159
Preferred Stocks
  Brazil......................    682,422,260              --   --        682,422,260
  Colombia....................     15,735,620              --   --         15,735,620
Rights/Warrants
  Brazil......................             --           4,380   --              4,380
  Chile.......................             --              --   --                 --
  Hong Kong...................             --           5,766   --              5,766
  Malaysia....................             --          86,959   --             86,959
  Philippines.................             --           5,696   --              5,696
  South Korea.................             --       1,418,855   --          1,418,855
  Taiwan......................             82              --   --                 82
  Thailand....................             --         122,763   --            122,763
Securities Lending Collateral.             --   1,343,993,228   --      1,343,993,228
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,073,943,008 $15,026,744,764   --    $20,100,687,772
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,599,184 of securities on loan)*....... $18,756,695
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,343,993
Foreign Currencies at Value..............................................      96,617
Cash.....................................................................      75,672
Receivables:
  Investment Securities Sold.............................................      36,495
  Dividends, Interest and Tax Reclaims...................................      42,093
  Securities Lending Income..............................................       2,577
  Unrealized Gain on Foreign Currency Contracts..........................           5
                                                                          -----------
     Total Assets........................................................  20,354,147
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,343,993
  Investment Securities Purchased........................................      32,937
  Due to Advisor.........................................................       1,568
Unrealized Loss on Foreign Currency Contracts............................           4
Accrued Expenses and Other Liabilities...................................       1,609
                                                                          -----------
     Total Liabilities...................................................   1,380,111
                                                                          -----------
NET ASSETS............................................................... $18,974,036
                                                                          ===========
Investments at Cost...................................................... $18,721,509
                                                                          ===========
Foreign Currencies at Cost............................................... $    96,278
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $18,636).......... $ 178,771
    Interest......................................................         4
    Income from Securities Lending................................    10,808
                                                                   ---------
       Total Investment Income....................................   189,583
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................     9,150
    Accounting & Transfer Agent Fees..............................       492
    Custodian Fees................................................     3,341
    Shareholders' Reports.........................................        13
    Directors'/Trustees' Fees & Expenses..........................       125
    Professional Fees.............................................       312
    Other.........................................................       166
                                                                   ---------
       Total Expenses.............................................    13,599
                                                                   ---------
    Fees Paid Indirectly..........................................       (27)
                                                                   ---------
    Net Expenses..................................................    13,572
                                                                   ---------
    Net Investment Income (Loss)..................................   176,011
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................  (356,782)
      Foreign Currency Transactions...............................    (2,068)
    Change in Unrealized Appreciation (Depreciation) of:..........
      Investment Securities and Foreign Currency..................  (444,396)
      Translation of Foreign Currency Denominated Amounts.........       100
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................  (803,146)
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $(627,135)
                                                                   =========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Six Months       Year
                                                                                Ended        Ended
                                                                              April 30,     Oct. 31,
                                                                                2014          2013
                                                                             -----------  -----------
                                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................. $   176,011  $   419,407
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    (356,782)     304,248
    Foreign Currency Transactions...........................................      (2,068)      (2,833)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................    (444,396)     724,674
    Translation of Foreign Currency Denominated Amounts.....................         100            7
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......    (627,135)   1,445,503
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................     896,469    2,894,722
  Withdrawals...............................................................    (722,584)  (1,797,261)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................     173,885    1,097,461
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................    (453,250)   2,542,964
Net Assets
  Beginning of Period.......................................................  19,427,286   16,884,322
                                                                             -----------  -----------
  End of Period............................................................. $18,974,036  $19,427,286
                                                                             ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                Dimensional Emerging Markets Value Fund
                                           --------------------------------------------------------------------------------
                                             Six Months         Year         Year         Year          Year        Year
                                                Ended          Ended        Ended        Ended         Ended       Ended
                                              April 30,       Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,
                                                2014            2013         2012         2011          2010        2009
                                           ---------------------------------------------------------------------------------
                                             (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return..............................       (3.22)%(D)        8.43%        1.10%      (14.47)%       30.55%      79.39%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $18,974,036      $19,427,286  $16,884,322  $14,003,579   $11,917,955  $7,965,125
Ratio of Expenses to Average Net Assets...        0.15%(E)         0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.15%(E)         0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.92%(E)         2.32%        2.43%        2.29%         1.81%       2.17%
Portfolio Turnover Rate...................           6%(D)            6%           8%           5%           15%         20%
----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2014, the Fund had significant transfers of securities with a total value of $988,867 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2014, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $425 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2014, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were $27 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $12 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,325,742 $1,034,797

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,183,112  $3,056,570  $(3,138,994)    $(82,424)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average    Average Loan     Days     Expense  Borrowed During
                                         Interest Rate   Balance    Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.84%       $23,708         5          $3        $29,704

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2014.

H. Securities Lending:

   As of April 30, 2014, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $364,411 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and/or DFA Australia Limited serve as sub-advisors. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043014-001S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2014 (Unaudited)

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2014

Dear Fellow Shareholder,

Since our founding 33 years ago, Dimensional has grown into a global asset management firm. We believe well-functioning markets that bring together investors who supply capital with companies that put capital to work are what make our business and investment approach successful.

At Dimensional, we combine insights gained from academia and a belief in the power of markets with decades of practical experience implementing in competitive markets. By applying this approach, we have built up a long and compelling track record across global equity and fixed income markets.

Sincerely,

/s/ David G. Booth


David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                                 Page
                                                                                 ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes......................................   1
DFA Investment Dimensions Group Inc.
   Disclosure of Fund Expenses..................................................   2
   Disclosure of Portfolio Holdings.............................................   4
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio..............................   6
       Tax-Managed U.S. Equity Portfolio........................................   7
       Tax-Managed U.S. Targeted Value Portfolio................................  10
       Tax-Managed U.S. Small Cap Portfolio.....................................  13
       T.A. U.S. Core Equity 2 Portfolio........................................  16
       Tax-Managed DFA International Value Portfolio............................  19
       T.A. World ex U.S. Core Equity Portfolio.................................  23
   Statements of Assets and Liabilities.........................................  29
   Statements of Operations.....................................................  31
   Statements of Changes in Net Assets..........................................  33
   Financial Highlights.........................................................  35
   Notes to Financial Statements................................................  39
The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide Value Series
   Disclosure of Fund Expenses..................................................  50
   Disclosure of Portfolio Holdings.............................................  51
   Summary Schedule of Portfolio Holdings.......................................  52
   Statement of Assets and Liabilities..........................................  55
   Statement of Operations......................................................  56
   Statements of Changes in Net Assets..........................................  57
   Financial Highlights.........................................................  58
   Notes to Financial Statements................................................  59
Voting Proxies on Fund Portfolio Securities.....................................  63
Board Approval of Investment Advisory Agreements................................  64

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2014
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/13  04/30/14    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return                             $1,000.00 $1,083.20    0.37%    $1.91
Hypothetical 5% Annual Return                  $1,000.00 $1,022.96    0.37%    $1.86

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return                             $1,000.00 $1,077.70    0.22%    $1.13
Hypothetical 5% Annual Return                  $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/13  04/30/14    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return                             $1,000.00 $1,073.70    0.43%    $2.21
Hypothetical 5% Annual Return                  $1,000.00 $1,022.66    0.43%    $2.16

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return                             $1,000.00 $1,046.40    0.52%    $2.64
Hypothetical 5% Annual Return                  $1,000.00 $1,022.22    0.52%    $2.61

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return                             $1,000.00 $1,078.10    0.24%    $1.24
Hypothetical 5% Annual Return                  $1,000.00 $1,023.60    0.24%    $1.20

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return                             $1,000.00 $1,051.10    0.53%    $2.70
Hypothetical 5% Annual Return                  $1,000.00 $1,022.17    0.53%    $2.66

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return                             $1,000.00 $1,041.60    0.45%    $2.28
Hypothetical 5% Annual Return                  $1,000.00 $1,022.56    0.45%    $2.26

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       Tax-Managed U.S. Equity Portfolio
              Consumer Discretionary.......................  13.0%
              Consumer Staples.............................   9.0%
              Energy.......................................  10.2%
              Financials...................................  14.4%
              Health Care..................................  13.0%
              Industrials..................................  12.1%
              Information Technology.......................  18.7%
              Materials....................................   4.0%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.2%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                   Tax-Managed U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   3.7%
              Energy.......................................   9.9%
              Financials...................................  25.3%
              Health Care..................................   5.9%
              Industrials..................................  16.8%
              Information Technology.......................  13.2%
              Materials....................................   8.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.7%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                     Tax-Managed U.S. Small Cap Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   4.3%
              Energy.......................................   6.4%
              Financials...................................  19.6%
              Health Care..................................   9.4%
              Industrials..................................  18.5%
              Information Technology.......................  16.9%
              Materials....................................   5.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.8%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       T.A. U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................   6.1%
              Energy.......................................  12.3%
              Financials...................................  18.5%
              Health Care..................................  10.8%
              Industrials..................................  14.0%
              Information Technology.......................  15.3%
              Materials....................................   5.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                 Tax-Managed DFA International Value Portfolio
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   4.5%
              Energy.......................................  14.1%
              Financials...................................  34.7%
              Health Care..................................   3.7%
              Industrials..................................   9.7%
              Information Technology.......................   3.7%
              Materials....................................  11.6%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.9%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                   T.A. World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  13.9%
              Consumer Staples.............................   7.0%
              Energy.......................................   9.0%
              Financials...................................  24.2%
              Health Care..................................   5.3%
              Industrials..................................  15.8%
              Information Technology.......................   7.4%
              Materials....................................  11.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.3%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                                    Value+
                                                                --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................ $3,398,993,021
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,903,623,358).................................... $3,398,993,021
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.5%)
 Consumer Discretionary -- (12.2%)
 *   Amazon.com, Inc...................    39,712 $ 12,077,611            0.6%
     Comcast Corp. Class A.............   227,903   11,796,259            0.6%
     Home Depot, Inc. (The)............   151,412   12,038,768            0.6%
     McDonald's Corp...................   107,641   10,912,645            0.5%
     Walt Disney Co. (The).............   183,316   14,544,291            0.7%
     Other Securities..................            216,990,782            9.9%
                                                  ------------           -----
 Total Consumer Discretionary..........            278,360,356           12.9%
                                                  ------------           -----
 Consumer Staples -- (8.5%)
     Altria Group, Inc.................   214,752    8,613,703            0.4%
     Coca-Cola Co. (The)...............   431,559   17,603,292            0.8%
     CVS Caremark Corp.................   132,004    9,599,331            0.5%
     PepsiCo, Inc......................   166,178   14,273,028            0.7%
     Philip Morris International, Inc..   170,074   14,529,422            0.7%
     Procter & Gamble Co. (The)........   295,232   24,371,402            1.1%
     Wal-Mart Stores, Inc..............   174,326   13,895,525            0.7%
     Other Securities..................             90,125,097            4.1%
                                                  ------------           -----
 Total Consumer Staples................            193,010,800            9.0%
                                                  ------------           -----
 Energy -- (9.7%)
     Chevron Corp......................   207,657   26,065,107            1.2%
     ConocoPhillips....................   124,357    9,240,969            0.4%
     Exxon Mobil Corp..................   475,705   48,716,949            2.3%
     Occidental Petroleum Corp.........    86,556    8,287,737            0.4%
     Schlumberger, Ltd.................   141,594   14,378,871            0.7%
     Other Securities..................            112,946,378            5.2%
                                                  ------------           -----
 Total Energy..........................            219,636,011           10.2%
                                                  ------------           -----
 Financials -- (13.6%)
     American Express Co...............   104,440    9,131,189            0.4%
     Bank of America Corp.............. 1,155,107   17,488,320            0.8%
 *   Berkshire Hathaway, Inc. Class B..   193,795   24,970,486            1.2%
     Citigroup, Inc....................   326,044   15,620,768            0.7%
     JPMorgan Chase & Co...............   407,567   22,815,601            1.1%
     Wells Fargo & Co..................   543,241   26,966,483            1.3%
     Other Securities..................            192,291,539            8.9%
                                                  ------------           -----
 Total Financials......................            309,284,386           14.4%
                                                  ------------           -----
 Health Care -- (12.3%)
     AbbVie, Inc.......................   171,168    8,914,429            0.4%
     Amgen, Inc........................    81,177    9,071,530            0.4%
     Bristol-Myers Squibb Co...........   177,688    8,900,392            0.4%
 *   Gilead Sciences, Inc..............   165,726   13,007,834            0.6%
     Johnson & Johnson.................   305,805   30,974,988            1.5%
     Merck & Co., Inc..................   314,073   18,392,115            0.9%
     Pfizer, Inc.......................   704,127   22,025,093            1.0%
     UnitedHealth Group, Inc...........   108,703    8,157,073            0.4%
     Other Securities..................            160,948,040            7.4%
                                                  ------------           -----
 Total Health Care.....................            280,391,494           13.0%
                                                  ------------           -----
 Industrials -- (11.5%)
     3M Co.............................    70,092    9,749,096            0.5%
     Boeing Co. (The)..................    77,367    9,981,890            0.5%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  1,098,105 $   29,528,043            1.4%
      Union Pacific Corp.................................     50,016      9,524,547            0.5%
      United Technologies Corp...........................     93,907     11,112,015            0.5%
      Other Securities...................................               190,381,687            8.7%
                                                                     --------------          ------
Total Industrials........................................               260,277,278           12.1%
                                                                     --------------          ------
Information Technology -- (17.7%)
      Apple, Inc.........................................     96,789     57,114,221            2.7%
      Cisco Systems, Inc.................................    566,126     13,083,172            0.6%
*     Facebook, Inc. Class A.............................    176,180     10,532,040            0.5%
*     Google, Inc. Class A...............................     30,123     16,112,190            0.8%
*     Google, Inc. Class C...............................     30,123     15,864,579            0.8%
      Intel Corp.........................................    538,727     14,378,624            0.7%
      International Business Machines Corp...............    104,744     20,579,054            1.0%
      MasterCard, Inc. Class A...........................    124,910      9,187,130            0.4%
      Microsoft Corp.....................................    857,750     34,653,100            1.6%
      Oracle Corp........................................    400,229     16,361,362            0.8%
      QUALCOMM, Inc......................................    184,909     14,554,187            0.7%
      Visa, Inc. Class A.................................     55,143     11,172,523            0.5%
      Other Securities...................................               168,918,746            7.6%
                                                                     --------------          ------
Total Information Technology.............................               402,510,928           18.7%
                                                                     --------------          ------
Materials -- (3.8%)
      Other Securities...................................                86,317,451            4.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 2,336,118            0.1%
                                                                     --------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc..........................................    570,785     20,377,025            1.0%
      Verizon Communications, Inc........................    377,573     17,643,986            0.8%
      Other Securities...................................                 8,149,132            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................                46,170,143            2.1%
                                                                     --------------          ------
Utilities -- (3.1%)
      Other Securities...................................                70,705,446            3.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,149,000,411           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    19,339            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.074%.  6,797,299      6,797,299            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund..................... 10,243,036    118,511,924            5.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,187,944,743)................................              $2,274,328,973          105.6%
                                                                     ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  278,360,356           --   --    $  278,360,356
  Consumer Staples..............    193,010,800           --   --       193,010,800
  Energy........................    219,636,011           --   --       219,636,011
  Financials....................    309,284,232 $        154   --       309,284,386
  Health Care...................    280,388,250        3,244   --       280,391,494
  Industrials...................    260,277,278           --   --       260,277,278
  Information Technology........    402,510,928           --   --       402,510,928
  Materials.....................     86,317,451           --   --        86,317,451
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      2,336,118           --   --         2,336,118
  Telecommunication Services....     46,170,143           --   --        46,170,143
  Utilities.....................     70,705,446           --   --        70,705,446
Rights/Warrants.................             --       19,339   --            19,339
Temporary Cash Investments......      6,797,299           --   --         6,797,299
Securities Lending Collateral...             --  118,511,924   --       118,511,924
                                 -------------- ------------   --    --------------
TOTAL........................... $2,155,794,312 $118,534,661   --    $2,274,328,973
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (13.8%)
#*  Cabela's, Inc..........................   208,284 $ 13,665,513            0.4%
    Dillard's, Inc. Class A................   254,247   24,898,409            0.7%
#   GameStop Corp. Class A.................   431,501   17,121,960            0.5%
#*  Iconix Brand Group, Inc................   357,800   15,206,500            0.5%
#   Lennar Corp. Class A...................   309,800   11,955,182            0.4%
*   Mohawk Industries, Inc.................    95,662   12,666,605            0.4%
    Other Securities.......................            435,777,435           12.7%
                                                      ------------          ------
Total Consumer Discretionary...............            531,291,604           15.6%
                                                      ------------          ------
Consumer Staples -- (3.2%)
*   Constellation Brands, Inc. Class A.....   317,371   25,338,901            0.8%
    Other Securities.......................            100,354,346            2.9%
                                                      ------------          ------
Total Consumer Staples.....................            125,693,247            3.7%
                                                      ------------          ------
Energy -- (8.7%)
    Bristow Group, Inc.....................   174,943   13,435,622            0.4%
#   Exterran Holdings, Inc.................   320,367   13,782,188            0.4%
#*  Helix Energy Solutions Group, Inc......   562,740   13,528,270            0.4%
    Nabors Industries, Ltd.................   538,310   13,737,671            0.4%
    Patterson-UTI Energy, Inc..............   473,266   15,395,343            0.5%
    Tesoro Corp............................   419,582   23,618,271            0.7%
#   Western Refining, Inc..................   378,467   16,463,315            0.5%
*   Whiting Petroleum Corp.................   170,705   12,584,373            0.4%
    Other Securities.......................            213,454,487            6.2%
                                                      ------------          ------
Total Energy...............................            335,999,540            9.9%
                                                      ------------          ------
Financials -- (22.2%)
    Allied World Assurance Co. Holdings AG.   155,508   16,746,657            0.5%
*   American Capital, Ltd.................. 1,164,025   17,448,735            0.5%
    American Financial Group, Inc..........   370,385   21,641,596            0.6%
    Assurant, Inc..........................   331,133   22,321,676            0.7%
    Axis Capital Holdings, Ltd.............   302,382   13,833,976            0.4%
    CNO Financial Group, Inc............... 1,264,042   21,804,724            0.7%
*   E*TRADE Financial Corp.................   585,382   13,141,826            0.4%
    Everest Re Group, Ltd..................   104,016   16,437,648            0.5%
*   Genworth Financial, Inc. Class A.......   923,584   16,485,974            0.5%
#   Legg Mason, Inc........................   349,011   16,365,126            0.5%
    NASDAQ OMX Group, Inc. (The)...........   408,569   15,076,196            0.5%
    PartnerRe, Ltd.........................   163,753   17,259,566            0.5%
    Protective Life Corp...................   263,755   13,491,068            0.4%
    Reinsurance Group of America, Inc......   235,808   18,088,832            0.5%
    Other Securities.......................            618,034,366           18.0%
                                                      ------------          ------
Total Financials...........................            858,177,966           25.2%
                                                      ------------          ------
Health Care -- (5.2%)
*   LifePoint Hospitals, Inc...............   217,249   12,148,564            0.4%
    Omnicare, Inc..........................   317,727   18,831,679            0.6%
    Other Securities.......................            169,985,284            4.9%
                                                      ------------          ------
Total Health Care..........................            200,965,527            5.9%
                                                      ------------          ------
Industrials -- (14.8%)
    AMERCO.................................    88,302   22,085,213            0.7%
#*  Avis Budget Group, Inc.................   549,560   28,901,360            0.9%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (Continued)
      Curtiss-Wright Corp................................    193,210 $   12,353,847            0.4%
*     Esterline Technologies Corp........................    124,499     13,572,881            0.4%
      GATX Corp..........................................    210,848     13,837,954            0.4%
      Owens Corning......................................    367,806     15,024,875            0.5%
      Ryder System, Inc..................................    233,530     19,191,495            0.6%
      Trinity Industries, Inc............................    277,414     20,822,695            0.6%
      Other Securities...................................               424,142,234           12.3%
                                                                     --------------          ------
Total Industrials........................................               569,932,554           16.8%
                                                                     --------------          ------
Information Technology -- (11.6%)
*     Arrow Electronics, Inc.............................    351,633     19,955,173            0.6%
      Avnet, Inc.........................................    307,290     13,253,418            0.4%
#*    First Solar, Inc...................................    234,322     15,814,392            0.5%
*     Ingram Micro, Inc. Class A.........................    553,452     14,921,066            0.4%
      Marvell Technology Group, Ltd......................    827,739     13,127,941            0.4%
*     SYNNEX Corp........................................    188,595     12,707,531            0.4%
      Other Securities...................................               357,361,465           10.4%
                                                                     --------------          ------
Total Information Technology.............................               447,140,986           13.1%
                                                                     --------------          ------
Materials -- (7.2%)
      Ashland, Inc.......................................    159,881     15,444,505            0.5%
      MeadWestvaco Corp..................................    386,074     15,083,911            0.4%
      Reliance Steel & Aluminum Co.......................    200,657     14,210,529            0.4%
      Rock-Tenn Co. Class A..............................    149,967     14,338,345            0.4%
      Westlake Chemical Corp.............................    191,836     13,658,723            0.4%
      Other Securities...................................               206,215,152            6.1%
                                                                     --------------          ------
Total Materials..........................................               278,951,165            8.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 1,455,351            0.1%
                                                                     --------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................................                24,352,217            0.7%
                                                                     --------------          ------
Utilities -- (0.4%)
      Other Securities...................................                14,510,813            0.4%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,388,470,970           99.6%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   272,480            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.074%. 11,897,618     11,897,618            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@  DFA Short Term Investment Fund..................... 39,936,034    462,059,912           13.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,391,733,486)................................              $3,862,700,980          113.5%
                                                                     ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  531,280,004 $     11,600   --    $  531,291,604
  Consumer Staples..............    125,693,247           --   --       125,693,247
  Energy........................    335,999,540           --   --       335,999,540
  Financials....................    858,151,451       26,515   --       858,177,966
  Health Care...................    200,728,882      236,645   --       200,965,527
  Industrials...................    569,930,617        1,937   --       569,932,554
  Information Technology........    447,140,986           --   --       447,140,986
  Materials.....................    278,951,165           --   --       278,951,165
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,455,351           --   --         1,455,351
  Telecommunication Services....     24,352,217           --   --        24,352,217
  Utilities.....................     14,510,813           --   --        14,510,813
Rights/Warrants.................             --      272,480   --           272,480
Temporary Cash Investments......     11,897,618           --   --        11,897,618
Securities Lending Collateral...             --  462,059,912   --       462,059,912
                                 -------------- ------------   --    --------------
TOTAL........................... $3,400,091,891 $462,609,089   --    $3,862,700,980
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                          Shares     Value+    of Net Assets**
                                          ------     ------    ---------------
 COMMON STOCKS -- (82.1%)
 Consumer Discretionary -- (13.2%)
 #*  Cabela's, Inc.......................  65,260 $  4,281,709            0.2%
 #*  Conn's, Inc.........................  78,720    3,481,786            0.2%
     Domino's Pizza, Inc.................  54,821    4,077,586            0.2%
 #*  Iconix Brand Group, Inc............. 102,033    4,336,402            0.2%
     Lithia Motors, Inc. Class A.........  51,735    3,842,876            0.2%
     Other Securities....................          296,375,715           14.9%
                                                  ------------          ------
 Total Consumer Discretionary............          316,396,074           15.9%
                                                  ------------          ------
 Consumer Staples -- (3.5%)
 *   Pilgrim's Pride Corp................ 173,140    3,784,840            0.2%
     Other Securities....................           80,770,647            4.0%
                                                  ------------          ------
 Total Consumer Staples..................           84,555,487            4.2%
                                                  ------------          ------
 Energy -- (5.2%)
     Bristow Group, Inc..................  53,346    4,096,973            0.2%
 *   Carrizo Oil & Gas, Inc..............  66,176    3,641,004            0.2%
     Exterran Holdings, Inc..............  96,024    4,130,953            0.2%
 *   Stone Energy Corp...................  76,866    3,770,277            0.2%
 #   Western Refining, Inc............... 181,222    7,883,157            0.4%
     Other Securities....................          102,579,645            5.1%
                                                  ------------          ------
 Total Energy............................          126,102,009            6.3%
                                                  ------------          ------
 Financials -- (16.1%)
 #   BancorpSouth, Inc................... 148,561    3,470,385            0.2%
     Cathay General Bancorp.............. 161,692    3,815,931            0.2%
     CNO Financial Group, Inc............ 336,171    5,798,950            0.3%
     Hanover Insurance Group, Inc. (The).  58,429    3,415,175            0.2%
     Investors Bancorp, Inc.............. 162,953    4,355,734            0.2%
     PacWest Bancorp..................... 131,887    5,192,391            0.3%
     Primerica, Inc......................  80,041    3,673,081            0.2%
     Radian Group, Inc................... 324,032    4,529,967            0.2%
     StanCorp Financial Group, Inc.......  59,107    3,611,438            0.2%
     TCF Financial Corp.................. 239,281    3,756,712            0.2%
     Webster Financial Corp.............. 144,207    4,346,399            0.2%
 *   Western Alliance Bancorp............ 158,880    3,665,362            0.2%
     Other Securities....................          336,699,007           16.9%
                                                  ------------          ------
 Total Financials........................          386,330,532           19.5%
                                                  ------------          ------
 Health Care -- (7.7%)
 #*  Air Methods Corp....................  68,832    3,831,877            0.2%
 *   Jazz Pharmaceuticals P.L.C..........  39,116    5,276,748            0.3%
 *   Medidata Solutions, Inc.............  98,340    3,570,725            0.2%
 *   Prestige Brands Holdings, Inc....... 110,081    3,689,915            0.2%
     Other Securities....................          169,408,204            8.5%
                                                  ------------          ------
 Total Health Care.......................          185,777,469            9.4%
                                                  ------------          ------
 Industrials -- (15.2%)
     AMERCO..............................  25,259    6,317,528            0.3%
 *   American Airlines Group, Inc........ 133,986    4,698,889            0.2%
 #   American Railcar Industries, Inc....  53,313    3,702,055            0.2%
 *   Avis Budget Group, Inc.............. 130,275    6,851,162            0.3%
     Curtiss-Wright Corp.................  61,113    3,907,565            0.2%
 *   DXP Enterprises, Inc................  31,485    3,564,417            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (Continued)
#     EnerSys, Inc.......................................     63,999 $    4,325,052            0.2%
*     Esterline Technologies Corp........................     48,126      5,246,697            0.3%
#     Manitowoc Co., Inc. (The)..........................    108,200      3,438,596            0.2%
#*    MasTec, Inc........................................     89,929      3,559,390            0.2%
#*    Middleby Corp. (The)...............................     16,509      4,168,192            0.2%
*     On Assignment, Inc.................................    101,799      3,562,965            0.2%
      Other Securities...................................               313,112,229           15.8%
                                                                     --------------          ------
Total Industrials........................................               366,454,737           18.5%
                                                                     --------------          ------
Information Technology -- (13.9%)
*     ARRIS Group, Inc...................................    170,706      4,453,720            0.2%
#     Convergys Corp.....................................    170,395      3,670,308            0.2%
*     CoStar Group, Inc..................................     31,675      5,096,191            0.3%
      FEI Co.............................................     43,300      3,443,216            0.2%
      Mentor Graphics Corp...............................    201,941      4,180,179            0.2%
*     SYNNEX Corp........................................     63,951      4,309,018            0.2%
*     TriQuint Semiconductor, Inc........................    253,709      3,597,594            0.2%
      Other Securities...................................               304,770,838           15.3%
                                                                     --------------          ------
Total Information Technology.............................               333,521,064           16.8%
                                                                     --------------          ------
Materials -- (4.4%)
*     KapStone Paper and Packaging Corp..................    152,404      4,020,418            0.2%
      PolyOne Corp.......................................    131,230      4,917,188            0.3%
#*    Texas Industries, Inc..............................     44,165      3,829,106            0.2%
      Other Securities...................................                93,912,534            4.7%
                                                                     --------------          ------
Total Materials..........................................               106,679,246            5.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   996,728            0.1%
                                                                     --------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                16,022,208            0.8%
                                                                     --------------          ------
Utilities -- (2.2%)
      Black Hills Corp...................................     62,287      3,597,074            0.2%
      Other Securities...................................                48,395,749            2.4%
                                                                     --------------          ------
Total Utilities..........................................                51,992,823            2.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             1,974,828,377           99.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    20,862            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.074%.  9,743,419      9,743,419            0.5%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (17.5%)
(S)@  DFA Short Term Investment Fund..................... 36,412,899    421,297,246           21.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,515,539,876)................................              $2,405,889,904          121.2%
                                                                     ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  316,360,737 $     35,337   --    $  316,396,074
  Consumer Staples..............     84,555,487           --   --        84,555,487
  Energy........................    126,102,009           --   --       126,102,009
  Financials....................    386,321,740        8,792   --       386,330,532
  Health Care...................    185,691,882       85,587   --       185,777,469
  Industrials...................    366,454,499          238   --       366,454,737
  Information Technology........    333,521,064           --   --       333,521,064
  Materials.....................    106,679,246           --   --       106,679,246
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        996,728           --   --           996,728
  Telecommunication Services....     16,022,208           --   --        16,022,208
  Utilities.....................     51,992,823           --   --        51,992,823
Rights/Warrants.................             --       20,862   --            20,862
Temporary Cash Investments......      9,743,419           --   --         9,743,419
Securities Lending Collateral...             --  421,297,246   --       421,297,246
                                 -------------- ------------   --    --------------
TOTAL........................... $1,984,441,842 $421,448,062   --    $2,405,889,904
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                   Percentage
                                           Shares      Value+    of Net Assets**
                                           ------      ------    ---------------
COMMON STOCKS -- (91.4%)
Consumer Discretionary -- (12.3%)
    CBS Corp. Class B....................   191,185 $ 11,042,846            0.3%
    Comcast Corp. Class A................   456,217   23,613,792            0.5%
    Lowe's Cos., Inc.....................   255,861   11,746,579            0.3%
    Time Warner Cable, Inc...............    88,298   12,490,635            0.3%
    Time Warner, Inc.....................   218,287   14,507,354            0.3%
    Walt Disney Co. (The)................   365,590   29,005,911            0.6%
    Other Securities.....................            513,407,023           11.1%
                                                    ------------           -----
Total Consumer Discretionary.............            615,814,140           13.4%
                                                    ------------           -----
Consumer Staples -- (5.5%)
    Coca-Cola Co. (The)..................   268,707   10,960,559            0.2%
    CVS Caremark Corp....................   278,252   20,234,485            0.5%
    Mondelez International, Inc. Class A.   366,471   13,064,691            0.3%
    PepsiCo, Inc.........................   132,927   11,417,100            0.3%
    Procter & Gamble Co. (The)...........   274,994   22,700,755            0.5%
    Wal-Mart Stores, Inc.................   291,496   23,235,146            0.5%
    Other Securities.....................            176,685,159            3.7%
                                                    ------------           -----
Total Consumer Staples...................            278,297,895            6.0%
                                                    ------------           -----
Energy -- (11.2%)
    Anadarko Petroleum Corp..............   112,874   11,176,784            0.3%
    Chevron Corp.........................   458,235   57,517,657            1.3%
    ConocoPhillips.......................   284,294   21,125,887            0.5%
    EOG Resources, Inc...................   128,684   12,611,032            0.3%
    Exxon Mobil Corp..................... 1,219,337  124,872,302            2.7%
    Occidental Petroleum Corp............   187,825   17,984,244            0.4%
    Phillips 66..........................   135,617   11,286,047            0.3%
    Schlumberger, Ltd....................   133,494   13,556,316            0.3%
    Other Securities.....................            294,616,637            6.1%
                                                    ------------           -----
Total Energy.............................            564,746,906           12.2%
                                                    ------------           -----
Financials -- (17.0%)
    American International Group, Inc....   316,145   16,796,784            0.4%
    Bank of America Corp................. 2,305,089   34,899,047            0.8%
*   Berkshire Hathaway, Inc. Class B.....   103,179   13,294,614            0.3%
    Citigroup, Inc.......................   694,510   33,273,974            0.7%
    Goldman Sachs Group, Inc. (The)......    96,775   15,466,580            0.3%
    JPMorgan Chase & Co..................   899,243   50,339,623            1.1%
    U.S. Bancorp.........................   381,670   15,564,503            0.3%
    Wells Fargo & Co..................... 1,199,886   59,562,341            1.3%
    Other Securities.....................            612,023,792           13.3%
                                                    ------------           -----
Total Financials.........................            851,221,258           18.5%
                                                    ------------           -----
Health Care -- (9.9%)
*   Express Scripts Holding Co...........   163,258   10,869,718            0.2%
    Johnson & Johnson....................   258,804   26,214,257            0.6%
    Merck & Co., Inc.....................   572,640   33,533,798            0.7%
    Pfizer, Inc.......................... 1,496,557   46,812,303            1.0%
    UnitedHealth Group, Inc..............   220,408   16,539,416            0.4%
    Zoetis, Inc..........................   386,123   11,684,082            0.3%
    Other Securities.....................            349,992,061            7.6%
                                                    ------------           -----
Total Health Care........................            495,645,635           10.8%
                                                    ------------           -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (12.8%)
      Caterpillar, Inc...................................     94,581 $    9,968,837            0.2%
      General Electric Co................................  2,249,996     60,502,392            1.3%
      Union Pacific Corp.................................    105,422     20,075,511            0.4%
      Other Securities...................................               553,101,402           12.1%
                                                                     --------------          ------
Total Industrials........................................               643,648,142           14.0%
                                                                     --------------          ------
Information Technology -- (13.9%)
      Apple, Inc.........................................    120,852     71,313,557            1.6%
      Cisco Systems, Inc.................................  1,252,046     28,934,783            0.6%
      EMC Corp...........................................    415,286     10,714,379            0.2%
      Hewlett-Packard Co.................................    707,815     23,400,364            0.5%
      Intel Corp.........................................  1,402,548     37,434,006            0.8%
      International Business Machines Corp...............     64,884     12,747,759            0.3%
*     Micron Technology, Inc.............................    431,051     11,259,052            0.3%
      Microsoft Corp.....................................    631,854     25,526,902            0.6%
      Oracle Corp........................................    262,413     10,727,443            0.2%
      Visa, Inc. Class A.................................     97,604     19,775,546            0.4%
      Other Securities...................................               448,125,826            9.7%
                                                                     --------------          ------
Total Information Technology.............................               699,959,617           15.2%
                                                                     --------------          ------
Materials -- (4.7%)
      Dow Chemical Co. (The).............................    264,593     13,203,191            0.3%
      Other Securities...................................               222,545,370            4.8%
                                                                     --------------          ------
Total Materials..........................................               235,748,561            5.1%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   547,332            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc..........................................  1,387,275     49,525,717            1.1%
      Verizon Communications, Inc........................    740,077     34,583,798            0.8%
      Other Securities...................................                28,819,451            0.5%
                                                                     --------------          ------
Total Telecommunication Services.........................               112,928,966            2.4%
                                                                     --------------          ------
Utilities -- (1.8%)
      Other Securities...................................                91,230,461            2.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,589,788,913           99.6%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   114,478            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.074%. 19,562,306     19,562,306            0.4%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund..................... 35,677,419    412,787,742            9.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,171,512,565)................................              $5,022,253,439          109.0%
                                                                     ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  615,788,867 $     25,273   --    $  615,814,140
  Consumer Staples..............    278,297,895           --   --       278,297,895
  Energy........................    564,746,906           --   --       564,746,906
  Financials....................    851,219,576        1,682   --       851,221,258
  Health Care...................    495,625,069       20,566   --       495,645,635
  Industrials...................    643,647,916          226   --       643,648,142
  Information Technology........    699,959,617           --   --       699,959,617
  Materials.....................    235,748,561           --   --       235,748,561
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        547,332           --   --           547,332
  Telecommunication Services....    112,928,966           --   --       112,928,966
  Utilities.....................     91,230,461           --   --        91,230,461
Rights/Warrants.................             --      114,478   --           114,478
Temporary Cash Investments......     19,562,306           --   --        19,562,306
Securities Lending Collateral...             --  412,787,742   --       412,787,742
                                 -------------- ------------   --    --------------
TOTAL........................... $4,609,303,472 $412,949,967   --    $5,022,253,439
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (96.3%)
AUSTRALIA -- (5.1%)
    Santos, Ltd................................. 1,313,407 $ 16,839,665            0.6%
    Wesfarmers, Ltd.............................   836,327   33,285,056            1.1%
    Other Securities............................            109,795,624            3.5%
                                                           ------------           -----
TOTAL AUSTRALIA.................................            159,920,345            5.2%
                                                           ------------           -----

AUSTRIA -- (0.2%)
    Other Securities............................              6,342,974            0.2%
                                                           ------------           -----

BELGIUM -- (1.3%)
    Other Securities............................             42,453,190            1.4%
                                                           ------------           -----

CANADA -- (8.7%)
    Canadian Natural Resources, Ltd.(136385101).   420,627   17,148,963            0.6%
    Canadian Natural Resources, Ltd.(2171573)...   440,539   17,950,341            0.6%
    Manulife Financial Corp..................... 1,149,080   21,575,719            0.7%
    Suncor Energy, Inc.......................... 1,078,999   41,622,260            1.4%
    Other Securities............................            177,440,963            5.7%
                                                           ------------           -----
TOTAL CANADA....................................            275,738,246            9.0%
                                                           ------------           -----

DENMARK -- (1.5%)
    Other Securities............................             47,666,496            1.6%
                                                           ------------           -----

FINLAND -- (1.2%)
    Other Securities............................             37,330,642            1.2%
                                                           ------------           -----

FRANCE -- (10.0%)
#   AXA SA......................................   987,329   25,765,346            0.8%
    BNP Paribas SA..............................   593,662   44,610,413            1.5%
    Cie de St-Gobain............................   355,943   21,807,006            0.7%
    GDF Suez.................................... 1,112,207   28,031,425            0.9%
    Orange SA................................... 1,431,646   23,194,485            0.8%
    Renault SA..................................   246,024   24,053,729            0.8%
    Societe Generale SA.........................   437,609   27,253,056            0.9%
    Vivendi SA.................................. 1,017,849   27,346,296            0.9%
    Other Securities............................             93,739,551            3.0%
                                                           ------------           -----
TOTAL FRANCE....................................            315,801,307           10.3%
                                                           ------------           -----

GERMANY -- (8.0%)
#   Allianz SE..................................   145,482   25,318,210            0.8%
    Bayerische Motoren Werke AG.................   230,620   28,990,073            1.0%
    Daimler AG..................................   692,538   64,474,682            2.1%
#   E.ON SE..................................... 1,187,081   22,738,354            0.7%
#   Muenchener Rueckversicherungs AG............   112,068   25,905,517            0.9%
    RWE AG......................................   507,020   19,348,428            0.6%
    Other Securities............................             67,749,552            2.2%
                                                           ------------           -----
TOTAL GERMANY...................................            254,524,816            8.3%
                                                           ------------           -----

HONG KONG -- (2.5%)
    Hutchison Whampoa, Ltd...................... 1,722,000   23,624,968            0.8%
    Other Securities............................             54,329,672            1.7%
                                                           ------------           -----
TOTAL HONG KONG.................................             77,954,640            2.5%
                                                           ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
IRELAND -- (0.1%)
    Other Securities........................            $  2,918,765            0.1%
                                                        ------------           -----

ISRAEL -- (0.3%)
    Other Securities........................               9,854,923            0.3%
                                                        ------------           -----

ITALY -- (1.8%)
    UniCredit SpA...........................  2,940,970   26,350,043            0.8%
    Other Securities........................              32,125,267            1.1%
                                                        ------------           -----
TOTAL ITALY.................................              58,475,310            1.9%
                                                        ------------           -----

JAPAN -- (19.3%)
    Mitsubishi Corp.........................  1,136,600   20,353,439            0.7%
    Mitsubishi UFJ Financial Group, Inc.....  7,531,834   40,065,545            1.3%
    Mitsui & Co., Ltd.......................  1,287,200   18,255,547            0.6%
    Mizuho Financial Group, Inc............. 13,848,700   27,124,163            0.9%
    NTT DOCOMO, Inc.........................  1,212,400   19,338,437            0.6%
    Sumitomo Mitsui Financial Group, Inc....    739,027   29,213,962            1.0%
    Other Securities........................             455,130,650           14.8%
                                                        ------------           -----
TOTAL JAPAN.................................             609,481,743           19.9%
                                                        ------------           -----

NETHERLANDS -- (3.6%)
    ArcelorMittal...........................  1,128,008   18,342,803            0.6%
*   ING Groep NV............................  1,578,512   22,564,600            0.7%
    Other Securities........................              72,406,006            2.4%
                                                        ------------           -----
TOTAL NETHERLANDS...........................             113,313,409            3.7%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               2,477,564            0.1%
                                                        ------------           -----

NORWAY -- (0.7%)
    Other Securities........................              22,353,843            0.7%
                                                        ------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................               2,678,856            0.1%
                                                        ------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................              35,858,762            1.2%
                                                        ------------           -----

SPAIN -- (2.5%)
    Banco Santander SA......................  2,192,883   21,809,683            0.7%
    Iberdrola SA............................  3,245,520   22,671,689            0.7%
    Other Securities........................              34,666,862            1.2%
                                                        ------------           -----
TOTAL SPAIN.................................              79,148,234            2.6%
                                                        ------------           -----

SWEDEN -- (3.1%)
    Nordea Bank AB..........................  1,822,627   26,410,954            0.9%
    Telefonaktiebolaget LM Ericsson Class B.  1,777,471   21,433,559            0.7%
    Other Securities........................              49,114,427            1.6%
                                                        ------------           -----
TOTAL SWEDEN................................              96,958,940            3.2%
                                                        ------------           -----

SWITZERLAND -- (9.2%)
    Credit Suisse Group AG..................    941,145   29,836,774            1.0%
    Holcim, Ltd.............................    241,079   22,110,899            0.7%
    Novartis AG.............................    811,428   70,539,462            2.3%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           Percentage
                                                Shares       Value++     of Net Assets**
                                                ------       -------     ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG.............................    456,584 $   39,924,200            1.3%
      UBS AG..................................  1,543,793     32,286,677            1.1%
      Zurich Insurance Group AG...............    105,743     30,322,721            1.0%
      Other Securities........................                64,508,793            2.0%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               289,529,526            9.4%
                                                          --------------          ------

UNITED KINGDOM -- (15.9%)
      Anglo American P.L.C....................    942,482     25,195,464            0.8%
      Barclays P.L.C..........................  4,222,955     18,032,198            0.6%
      Barclays P.L.C. Sponsored ADR...........  1,053,220     18,020,600            0.6%
      BP P.L.C. Sponsored ADR.................  2,374,137    120,178,814            3.9%
      HSBC Holdings P.L.C. Sponsored ADR......    684,845     35,146,245            1.2%
*     Lloyds Banking Group P.L.C.............. 20,203,383     25,763,605            0.9%
      Royal Dutch Shell P.L.C. ADR(780259107).    943,951     79,905,452            2.6%
      Royal Dutch Shell P.L.C. ADR(780259206).    401,472     31,611,905            1.0%
      Vodafone Group P.L.C....................  8,067,235     30,628,119            1.0%
      Vodafone Group P.L.C. Sponsored ADR.....    465,674     17,676,971            0.6%
      Other Securities........................                99,067,304            3.2%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               501,226,677           16.4%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,042,009,208           99.3%
                                                          --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities........................                 5,115,239            0.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                        --            0.0%
                                                          --------------          ------

FRANCE -- (0.0%)
      Other Securities........................                   188,959            0.0%
                                                          --------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                    35,377            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   463,916            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   688,252            0.0%
                                                          --------------          ------

                                                Shares/
                                                 Face
                                                Amount       Value+
                                                -------      ------             -
                                                 (000)
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund..........  9,652,150    111,675,372            3.6%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,709,726,949).....................              $3,159,488,071          103.1%
                                                          ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $    261,563 $  159,658,782   --    $  159,920,345
  Austria.....................           --      6,342,974   --         6,342,974
  Belgium.....................      792,032     41,661,158   --        42,453,190
  Canada......................  275,738,246             --   --       275,738,246
  Denmark.....................           --     47,666,496   --        47,666,496
  Finland.....................           --     37,330,642   --        37,330,642
  France......................   10,419,039    305,382,268   --       315,801,307
  Germany.....................   22,610,374    231,914,442   --       254,524,816
  Hong Kong...................           --     77,954,640   --        77,954,640
  Ireland.....................    1,367,346      1,551,419   --         2,918,765
  Israel......................           --      9,854,923   --         9,854,923
  Italy.......................    2,469,787     56,005,523   --        58,475,310
  Japan.......................   22,639,858    586,841,885   --       609,481,743
  Netherlands.................    6,040,366    107,273,043   --       113,313,409
  New Zealand.................           --      2,477,564   --         2,477,564
  Norway......................           --     22,353,843   --        22,353,843
  Portugal....................           --      2,678,856   --         2,678,856
  Singapore...................           --     35,858,762   --        35,858,762
  Spain.......................       18,376     79,129,858   --        79,148,234
  Sweden......................    1,622,691     95,336,249   --        96,958,940
  Switzerland.................   24,262,781    265,266,745   --       289,529,526
  United Kingdom..............  315,010,218    186,216,459   --       501,226,677
Preferred Stocks
  Germany.....................           --      5,115,239   --         5,115,239
Rights/Warrants
  Australia...................           --             --   --                --
  France......................           --        188,959   --           188,959
  Hong Kong...................           --         35,377   --            35,377
  Spain.......................           --        463,916   --           463,916
Securities Lending Collateral.           --    111,675,372   --       111,675,372
                               ------------ --------------   --    --------------
TOTAL......................... $683,252,677 $2,476,235,394   --    $3,159,488,071
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)


                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (96.6%)
AUSTRALIA -- (4.7%)
    Australia & New Zealand Banking Group, Ltd..   185,705 $  5,971,859            0.3%
    Commonwealth Bank of Australia..............    54,418    4,003,037            0.2%
    National Australia Bank, Ltd................   164,052    5,401,802            0.3%
    Westpac Banking Corp........................   166,809    5,463,748            0.3%
    Other Securities............................             73,456,927            3.7%
                                                           ------------            ----
TOTAL AUSTRALIA.................................             94,297,373            4.8%
                                                           ------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................              7,940,475            0.4%
                                                           ------------            ----

BELGIUM -- (1.0%)
    Other Securities............................             21,006,620            1.1%
                                                           ------------            ----

BRAZIL -- (1.5%)
    Other Securities............................             29,589,013            1.5%
                                                           ------------            ----

CANADA -- (6.8%)
    Magna International, Inc....................    34,872    3,416,409            0.2%
    Royal Bank of Canada........................    55,774    3,722,338            0.2%
    Suncor Energy, Inc..........................   108,988    4,204,199            0.2%
    Toronto-Dominion Bank (The).................   110,000    5,292,003            0.3%
    Other Securities............................            119,407,735            6.0%
                                                           ------------            ----
TOTAL CANADA....................................            136,042,684            6.9%
                                                           ------------            ----

CHILE -- (0.3%)
    Other Securities............................              5,362,415            0.3%
                                                           ------------            ----

CHINA -- (3.9%)
    China Construction Bank Corp. Class H....... 6,169,200    4,271,387            0.2%
    Other Securities............................             74,258,902            3.8%
                                                           ------------            ----
TOTAL CHINA.....................................             78,530,289            4.0%
                                                           ------------            ----

COLOMBIA -- (0.1%)
    Other Securities............................              1,493,041            0.1%
                                                           ------------            ----

CZECH REPUBLIC -- (0.1%)
    Other Securities............................              1,058,876            0.1%
                                                           ------------            ----

DENMARK -- (1.1%)
    Other Securities............................             22,505,701            1.1%
                                                           ------------            ----

EGYPT -- (0.0%)
    Other Securities............................                101,334            0.0%
                                                           ------------            ----

FINLAND -- (1.2%)
#*  Nokia Oyj...................................   490,765    3,674,637            0.2%
    Other Securities............................             21,209,819            1.1%
                                                           ------------            ----
TOTAL FINLAND...................................             24,884,456            1.3%
                                                           ------------            ----

FRANCE -- (6.4%)
    BNP Paribas SA..............................    77,818    5,847,592            0.3%
    Cie de St-Gobain............................    60,070    3,680,215            0.2%
    Sanofi......................................    41,470    4,475,436            0.2%
    Societe Generale SA.........................    60,221    3,750,394            0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
FRANCE -- (Continued)
    Total SA..............................   124,526 $  8,909,108            0.5%
    Total SA Sponsored ADR................    85,482    6,089,738            0.3%
    Other Securities......................             95,108,936            4.8%
                                                     ------------           -----
TOTAL FRANCE..............................            127,861,419            6.5%
                                                     ------------           -----

GERMANY -- (5.3%)
    Allianz SE............................    29,681    5,165,380            0.3%
    BASF SE...............................    31,183    3,617,406            0.2%
    Bayerische Motoren Werke AG...........    33,795    4,248,198            0.2%
    Daimler AG............................    70,685    6,580,712            0.3%
    Deutsche Post AG......................    93,390    3,523,880            0.2%
    RWE AG................................    89,853    3,428,887            0.2%
    Other Securities......................             80,265,834            4.0%
                                                     ------------           -----
TOTAL GERMANY.............................            106,830,297            5.4%
                                                     ------------           -----

GREECE -- (0.2%)
    Other Securities......................              3,709,137            0.2%
                                                     ------------           -----

HONG KONG -- (1.9%)
    Other Securities......................             38,365,073            2.0%
                                                     ------------           -----

HUNGARY -- (0.0%)
    Other Securities......................                869,973            0.0%
                                                     ------------           -----

INDIA -- (1.4%)
    Other Securities......................             28,368,588            1.4%
                                                     ------------           -----

INDONESIA -- (0.6%)
    Other Securities......................             11,650,164            0.6%
                                                     ------------           -----

IRELAND -- (0.4%)
    Other Securities......................              7,974,423            0.4%
                                                     ------------           -----

ISRAEL -- (0.5%)
    Other Securities......................             10,191,410            0.5%
                                                     ------------           -----

ITALY -- (2.1%)
    Other Securities......................             42,605,695            2.2%
                                                     ------------           -----

JAPAN -- (14.4%)
    Mizuho Financial Group, Inc........... 1,822,055    3,568,690            0.2%
    Sumitomo Mitsui Financial Group, Inc..   101,283    4,003,748            0.2%
    Toyota Motor Corp.....................    91,655    4,951,950            0.3%
    Toyota Motor Corp. Sponsored ADR......    50,053    5,426,746            0.3%
    Other Securities......................            271,987,579           13.7%
                                                     ------------           -----
TOTAL JAPAN...............................            289,938,713           14.7%
                                                     ------------           -----

MALAYSIA -- (0.8%)
    Other Securities......................             17,107,095            0.9%
                                                     ------------           -----

MEXICO -- (1.1%)
    Other Securities......................             22,261,864            1.1%
                                                     ------------           -----

NETHERLANDS -- (2.1%)
*   ING Groep NV Sponsored ADR............   263,004    3,760,957            0.2%
    Other Securities......................             37,726,107            1.9%
                                                     ------------           -----
TOTAL NETHERLANDS.........................             41,487,064            2.1%
                                                     ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Percentage
                                       Shares    Value++    of Net Assets**
                                       ------    -------    ---------------
    NEW ZEALAND -- (0.2%)
        Other Securities..............         $  4,657,562            0.2%
                                               ------------            ----

    NORWAY -- (0.8%)
        Other Securities..............           15,707,889            0.8%
                                               ------------            ----

    PERU -- (0.0%)
        Other Securities..............              497,269            0.0%
                                               ------------            ----

    PHILIPPINES -- (0.3%)
        Other Securities..............            7,041,555            0.4%
                                               ------------            ----

    POLAND -- (0.4%)
        Other Securities..............            7,481,979            0.4%
                                               ------------            ----

    PORTUGAL -- (0.3%)
        Other Securities..............            5,510,385            0.3%
                                               ------------            ----

    RUSSIA -- (0.5%)
        Other Securities..............            9,219,129            0.5%
                                               ------------            ----

    SINGAPORE -- (1.0%)
        Other Securities..............           20,443,625            1.0%
                                               ------------            ----

    SOUTH AFRICA -- (1.6%)
        Other Securities..............           31,272,003            1.6%
                                               ------------            ----

    SOUTH KOREA -- (3.6%)
        Samsung Electronics Co., Ltd..   4,072    5,309,716            0.3%
        Other Securities..............           68,099,166            3.4%
                                               ------------            ----
    TOTAL SOUTH KOREA.................           73,408,882            3.7%
                                               ------------            ----

    SPAIN -- (2.1%)
        Banco Santander SA............ 756,343    7,522,335            0.4%
        Other Securities..............           34,852,964            1.8%
                                               ------------            ----
    TOTAL SPAIN.......................           42,375,299            2.2%
                                               ------------            ----

    SWEDEN -- (2.5%)
        Other Securities..............           50,149,912            2.5%
                                               ------------            ----

    SWITZERLAND -- (5.4%)
        ABB, Ltd...................... 141,970    3,418,082            0.2%
        Credit Suisse Group AG........ 133,018    4,217,021            0.2%
        Nestle SA..................... 127,298    9,838,132            0.5%
        Novartis AG ADR............... 117,451   10,211,190            0.5%
        Roche Holding AG..............  17,635    5,173,158            0.3%
        Swiss Re AG...................  51,583    4,510,473            0.2%
        UBS AG........................ 159,324    3,331,465            0.2%
        Zurich Insurance Group AG.....  21,258    6,095,916            0.3%
        Other Securities..............           61,092,004            3.1%
                                               ------------            ----
    TOTAL SWITZERLAND.................          107,887,441            5.5%
                                               ------------            ----

    TAIWAN -- (3.5%)
        Other Securities..............           70,653,941            3.6%
                                               ------------            ----

    THAILAND -- (0.6%)
        Other Securities..............           12,089,504            0.6%
                                               ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                         Shares     Value++     of Net Assets**
                                         ------     -------     ---------------
TURKEY -- (0.4%)
    Other Securities....................         $    7,833,075            0.4%
                                                 --------------           -----

UNITED KINGDOM -- (15.1%)
    Anglo American P.L.C................ 139,396      3,726,487            0.2%
    AstraZeneca P.L.C. Sponsored ADR....  53,810      4,253,680            0.2%
    Aviva P.L.C......................... 420,432      3,746,801            0.2%
    BG Group P.L.C...................... 258,899      5,237,347            0.3%
    BP P.L.C. Sponsored ADR............. 261,163     13,220,071            0.7%
    HSBC Holdings P.L.C................. 343,562      3,510,383            0.2%
    HSBC Holdings P.L.C. Sponsored ADR.. 225,098     11,552,029            0.6%
    Legal & General Group P.L.C......... 989,741      3,543,016            0.2%
#   Rio Tinto P.L.C. Sponsored ADR......  72,416      3,931,465            0.2%
#   Royal Dutch Shell P.L.C. ADR........ 185,909     15,737,197            0.8%
    Standard Chartered P.L.C............ 170,094      3,683,766            0.2%
    Tesco P.L.C......................... 713,147      3,532,877            0.2%
    Vodafone Group P.L.C. Sponsored ADR. 187,163      7,104,725            0.4%
    Other Securities....................            221,732,176           11.1%
                                                 --------------           -----
TOTAL UNITED KINGDOM....................            304,512,020           15.5%
                                                 --------------           -----

UNITED STATES -- (0.0%)
    Other Securities....................                263,242            0.0%
                                                 --------------           -----
TOTAL COMMON STOCKS.....................          1,943,037,904           98.8%
                                                 --------------           -----

PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.6%)
    Other Securities....................             12,246,549            0.6%
                                                 --------------           -----

CHILE -- (0.0%)
    Other Securities....................                 71,947            0.0%
                                                 --------------           -----

COLOMBIA -- (0.0%)
    Other Securities....................                180,336            0.0%
                                                 --------------           -----

GERMANY -- (0.1%)
    Other Securities....................              1,346,494            0.1%
                                                 --------------           -----

INDIA -- (0.0%)
    Other Securities....................                 14,185            0.0%
                                                 --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities....................                 30,109            0.0%
                                                 --------------           -----
TOTAL PREFERRED STOCKS..................             13,889,620            0.7%
                                                 --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities....................                  8,848            0.0%
                                                 --------------           -----

AUSTRIA -- (0.0%)
    Other Securities....................                     --            0.0%
                                                 --------------           -----

BRAZIL -- (0.0%)
    Other Securities....................                    150            0.0%
                                                 --------------           -----

FRANCE -- (0.0%)
    Other Securities....................                 94,897            0.0%
                                                 --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................                  7,884            0.0%
                                                 --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
 ISRAEL -- (0.0%)
        Other Securities................           $        1,070            0.0%
                                                   --------------          ------

 PHILIPPINES -- (0.0%)
        Other Securities................                    1,055            0.0%
                                                   --------------          ------

 PORTUGAL -- (0.0%)
        Other Securities................                   13,578            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                   29,724            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                  160,008            0.0%
                                                   --------------          ------

 SWEDEN -- (0.0%)
        Other Securities................                    7,192            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                       36            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                    9,281            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                  139,711            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  473,434            0.0%
                                                   --------------          ------

                                          Shares/
                                           Face
                                          Amount      Value+
                                          -------     ------             -
                                           (000)
 SECURITIES LENDING COLLATERAL -- (2.7%)
 (S)@   DFA Short Term Investment Fund.. 4,598,159     53,200,695            2.7%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,586,331,166)........................   $2,010,601,653          102.2%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  1,981,411 $ 92,315,962   --    $ 94,297,373
          Austria........       87,015    7,853,460   --       7,940,475
          Belgium........    2,323,210   18,683,410   --      21,006,620
          Brazil.........   29,589,013           --   --      29,589,013
          Canada.........  136,033,117        9,567   --     136,042,684
          Chile..........    5,362,415           --   --       5,362,415
          China..........    9,143,766   69,386,523   --      78,530,289
          Colombia.......    1,493,041           --   --       1,493,041
          Czech Republic.           --    1,058,876   --       1,058,876
          Denmark........      945,020   21,560,681   --      22,505,701
          Egypt..........           --      101,334   --         101,334
          Finland........      258,959   24,625,497   --      24,884,456
          France.........   11,392,115  116,469,304   --     127,861,419

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Germany..................... $  7,919,337 $   98,910,960   --    $  106,830,297
  Greece......................       11,066      3,698,071   --         3,709,137
  Hong Kong...................       38,174     38,326,899   --        38,365,073
  Hungary.....................       29,914        840,059   --           869,973
  India.......................    1,445,988     26,922,600   --        28,368,588
  Indonesia...................      222,828     11,427,336   --        11,650,164
  Ireland.....................    1,626,222      6,348,201   --         7,974,423
  Israel......................    3,231,993      6,959,417   --        10,191,410
  Italy.......................    2,925,745     39,679,950   --        42,605,695
  Japan.......................   15,532,660    274,406,053   --       289,938,713
  Malaysia....................           --     17,107,095   --        17,107,095
  Mexico......................   22,260,255          1,609   --        22,261,864
  Netherlands.................   10,878,996     30,608,068   --        41,487,064
  New Zealand.................       16,337      4,641,225   --         4,657,562
  Norway......................    1,688,502     14,019,387   --        15,707,889
  Peru........................      497,269             --   --           497,269
  Philippines.................       64,500      6,977,055   --         7,041,555
  Poland......................           --      7,481,979   --         7,481,979
  Portugal....................           --      5,510,385   --         5,510,385
  Russia......................      233,152      8,985,977   --         9,219,129
  Singapore...................           --     20,443,625   --        20,443,625
  South Africa................    4,164,339     27,107,664   --        31,272,003
  South Korea.................    4,439,142     68,969,740   --        73,408,882
  Spain.......................    5,656,847     36,718,452   --        42,375,299
  Sweden......................    1,240,279     48,909,633   --        50,149,912
  Switzerland.................   18,849,558     89,037,883   --       107,887,441
  Taiwan......................    1,260,403     69,393,538   --        70,653,941
  Thailand....................   12,089,504             --   --        12,089,504
  Turkey......................      132,593      7,700,482   --         7,833,075
  United Kingdom..............   82,321,610    222,190,410   --       304,512,020
  United States...............      150,393        112,849   --           263,242
Preferred Stocks
  Brazil......................   12,246,549             --   --        12,246,549
  Chile.......................       71,947             --   --            71,947
  Colombia....................      180,336             --   --           180,336
  Germany.....................           --      1,346,494   --         1,346,494
  India.......................       14,185             --   --            14,185
  United Kingdom..............           --         30,109   --            30,109
Rights/Warrants
  Australia...................           --          8,848   --             8,848
  Austria.....................           --             --   --                --
  Brazil......................           --            150   --               150
  France......................           --         94,897   --            94,897
  Hong Kong...................           --          7,884   --             7,884
  Israel......................           --          1,070   --             1,070
  Philippines.................           --          1,055   --             1,055
  Portugal....................           --         13,578   --            13,578
  South Korea.................           --         29,724   --            29,724
  Spain.......................           --        160,008   --           160,008
  Sweden......................           --          7,192   --             7,192
  Taiwan......................           36             --   --                36
  Thailand....................           --          9,281   --             9,281
  United Kingdom..............           --        139,711   --           139,711
Securities Lending Collateral            --     53,200,695   --        53,200,695
                               ------------ --------------   --    --------------
TOTAL                          $410,049,741 $1,600,551,912   --    $2,010,601,653
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed
                                                                  U.S.        Tax-Managed    Tax-Managed    Tax-Managed
                                                               Marketwide     U.S. Equity   U.S. Targeted   U.S. Small
                                                             Value Portfolio   Portfolio   Value Portfolio Cap Portfolio
                                                             --------------- ------------  --------------- -------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  3,398,993   $         --   $         --   $         --
Investments at Value (including $0, $116,442, $476,743
 and $411,284 of securities on loan, respectively)..........  $         --   $  2,149,020   $  3,388,743   $  1,974,850
Temporary Cash Investments at Value & Cost..................            --          6,797         11,898          9,743
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        118,512        462,060        421,297
Cash........................................................            --            110          4,266          1,628
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --            124          4,901          2,538
  Dividends, Interest and Tax Reclaims......................            --          1,708            815            703
  Securities Lending Income.................................            --             38            142            181
  Fund Shares Sold..........................................           971          1,094          1,067            941
Prepaid Expenses and Other Assets...........................            34             20             37             25
                                                              ------------   ------------   ------------   ------------
     Total Assets...........................................     3,399,998      2,277,423      3,873,929      2,411,906
                                                              ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --        118,512        462,060        421,297
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --          3,987          6,832          4,425
  Fund Shares Redeemed......................................         1,036            711            765            603
  Due to Advisor............................................           415            356          1,178            823
Accrued Expenses and Other Liabilities......................           123            157            177            109
                                                              ------------   ------------   ------------   ------------
     Total Liabilities......................................         1,574        123,723        471,012        427,257
                                                              ------------   ------------   ------------   ------------
NET ASSETS..................................................  $  3,398,424   $  2,153,700   $  3,402,917   $  1,984,649
                                                              ============   ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   141,430,536    104,938,538    105,188,321     55,492,465
                                                              ============   ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      24.03   $      20.52   $      32.35   $      35.76
                                                              ============   ============   ============   ============
Investments in Affiliated Investment Company at Cost........  $  1,903,623   $         --   $         --   $         --
                                                              ------------   ------------   ------------   ------------
Investments at Cost.........................................  $         --   $  1,062,636   $  1,917,776   $  1,084,500
                                                              ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  1,997,820   $  1,449,975   $  1,867,262   $  1,060,432
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         5,848          4,423          3,305          1,652
Accumulated Net Realized Gain (Loss)........................      (100,614)      (387,082)        61,383         32,215
Net Unrealized Appreciation (Depreciation)..................     1,495,370      1,086,384      1,470,967        890,350
                                                              ------------   ------------   ------------   ------------
NET ASSETS..................................................  $  3,398,424   $  2,153,700   $  3,402,917   $  1,984,649
                                                              ============   ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000    700,000,000    500,000,000
                                                              ============   ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               Tax-Managed   T.A. World ex
                                                                              T.A. U.S. Core       DFA         U.S. Core
                                                                                 Equity 2     International     Equity
                                                                                Portfolio    Value Portfolio  Portfolio*
                                                                              -------------- --------------- -------------
ASSETS:
Investments at Value (including $404,225, $102,369 and $54,106 of securities
 on loan, respectively)...................................................... $    4,589,904  $  3,047,813   $  1,957,401
Temporary Cash Investments at Value & Cost...................................         19,562            --             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.....        412,788       111,675         53,201
Foreign Currencies at Value..................................................             --         8,322          4,151
Cash.........................................................................            753         4,818          3,527
Receivables:
  Investment Securities Sold.................................................          4,813           803          3,463
  Dividends, Interest and Tax Reclaims.......................................          2,991        11,771          7,725
  Securities Lending Income..................................................            191           303            168
  Fund Shares Sold...........................................................          3,880         1,174          1,863
Unrealized Gain on Foreign Currency Contracts................................             --            10              6
Prepaid Expenses and Other Assets............................................             65            41             49
                                                                              --------------  ------------   ------------
     Total Assets............................................................      5,034,947     3,186,730      2,031,554
                                                                              --------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................        412,788       111,675         53,201
  Investment Securities Purchased............................................         12,544         8,339          8,475
  Fund Shares Redeemed.......................................................          1,207           494          1,072
  Due to Advisor.............................................................            825         1,237            638
Unrealized Loss on Foreign Currency Contracts................................             --             2              2
Accrued Expenses and Other Liabilities.......................................            199           184            193
                                                                              --------------  ------------   ------------
     Total Liabilities.......................................................        427,563       121,931         63,581
                                                                              --------------  ------------   ------------
NET ASSETS................................................................... $    4,607,384  $  3,064,799   $  1,967,973
                                                                              ==============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................    339,941,303   186,170,715    186,597,840
                                                                              ==============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $        13.55  $      16.46   $      10.55
                                                                              ==============  ============   ============
Investments at Cost.......................................................... $    2,739,163  $  2,598,052   $  1,533,130
                                                                              ==============  ============   ============
Foreign Currencies at Cost................................................... $           --  $      8,282   $      4,144
                                                                              ==============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $    2,707,461  $  2,582,024   $  1,528,968
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          8,772        25,334         13,041
Accumulated Net Realized Gain (Loss).........................................         40,410         7,606          1,645
Net Unrealized Foreign Exchange Gain (Loss)..................................             --            34             41
Net Unrealized Appreciation (Depreciation)...................................      1,850,741       449,801        424,278
                                                                              --------------  ------------   ------------
NET ASSETS................................................................... $    4,607,384  $  3,064,799   $  1,967,973
                                                                              ==============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED..............................................  1,000,000,000   700,000,000    500,000,000
                                                                              ==============  ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                            Tax-Managed
                                                                               U.S.                  Tax-Managed
                                                                            Marketwide  Tax-Managed U.S. Targeted
                                                                               Value    U.S. Equity     Value
                                                                            Portfolio*   Portfolio    Portfolio
                                                                            ----------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends................................................................  $ 29,063          --           --
  Interest.................................................................         1          --           --
  Income from Securities Lending...........................................       275          --           --
  Expenses Allocated from Affiliated Investment Company....................    (3,419)         --           --
                                                                             --------    --------     --------
     Total Net Investment Income Received from Affiliated Investment
      Company..............................................................    25,920          --           --
                                                                             --------    --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $2 and $2, respectively).        --    $ 19,408     $ 19,104
  Interest.................................................................        --           1            2
  Income from Securities Lending...........................................        --         218          781
                                                                             --------    --------     --------
     Total Investment Income...............................................        --      19,627       19,887
                                                                             --------    --------     --------
Fund Expenses
  Investment Advisory Services Fees........................................        --         517        6,945
  Administrative Services Fees.............................................     2,435       1,550           --
  Accounting & Transfer Agent Fees.........................................        21          61           97
  Custodian Fees...........................................................        --          15           21
  Filing Fees..............................................................        27          31           28
  Shareholders' Reports....................................................        26          15           26
  Directors'/Trustees' Fees & Expenses.....................................        21          14           21
  Professional Fees........................................................         6          22           34
  Other....................................................................        12          15           17
                                                                             --------    --------     --------
     Total Expenses........................................................     2,548       2,240        7,189
                                                                             --------    --------     --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................        --          34           --
                                                                             --------    --------     --------
  Net Expenses.............................................................     2,548       2,274        7,189
                                                                             --------    --------     --------
  Net Investment Income (Loss).............................................    23,372      17,353       12,698
                                                                             --------    --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................    12,786       6,695       62,719
    Futures................................................................        --          --         (690)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..................................................   223,817     130,667      158,099
                                                                             --------    --------     --------
  Net Realized and Unrealized Gain (Loss)..................................   236,603     137,362      220,128
                                                                             --------    --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $259,975    $154,715     $232,826
                                                                             ========    ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             Tax-Managed
                                                                                                 DFA      T.A. World ex
                                                                Tax-Managed  T.A. U.S. Core International   U.S. Core
                                                                U.S. Small      Equity 2        Value        Equity
                                                               Cap Portfolio   Portfolio      Portfolio     Portfolio
                                                               ------------- -------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $3, $3,837
   and $1,985, respectively)..................................    $10,899       $ 36,980      $ 87,465       $29,078
  Interest....................................................         --             --             2            --
  Income from Securities Lending..............................      1,101          1,103           756           602
                                                                  -------       --------      --------       -------
     Total Investment Income..................................     12,000         38,083        88,223        29,680
                                                                  -------       --------      --------       -------
Fund Expenses
  Investment Advisory Services Fees...........................      4,884          4,757         7,136         3,586
  Accounting & Transfer Agent Fees............................         58            126            89            58
  Custodian Fees..............................................         17             31           154           269
  Filing Fees.................................................         22             62            46            34
  Shareholders' Reports.......................................         18             23            26            15
  Directors'/Trustees' Fees & Expenses........................         12             27            18            11
  Professional Fees...........................................         20             42            44            32
  Other.......................................................         13             23            22            22
                                                                  -------       --------      --------       -------
     Total Expenses...........................................      5,044          5,091         7,535         4,027
                                                                  -------       --------      --------       -------
  Fees Paid Indirectly........................................         --             --            (2)           (2)
                                                                  -------       --------      --------       -------
  Net Expenses................................................      5,044          5,091         7,533         4,025
                                                                  -------       --------      --------       -------
  Net Investment Income (Loss)................................      6,956         32,992        80,690        25,655
                                                                  -------       --------      --------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     34,089         43,315        20,254         4,191
    Foreign Currency Transactions.............................         --             --           150           (94)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     46,036        249,798        46,580        46,788
    Translation of Foreign Currency Denominated Amounts.......         --             --           (44)            2
                                                                  -------       --------      --------       -------
  Net Realized and Unrealized Gain (Loss).....................     80,125        293,113        66,940        50,887
                                                                  -------       --------      --------       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................    $87,081       $326,105      $147,630       $76,542
                                                                  =======       ========      ========       =======

----------
* Net of foreign capital gain taxes withheld of $0, $0, $2 and $2, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          Tax-Managed U.S.        Tax-Managed U.S. Equity Tax-Managed U.S. Targeted
                                       Marketwide Value Portfolio        Portfolio            Value Portfolio
                                       -------------------------  ----------------------  ------------------------
                                       Six Months       Year      Six Months     Year     Six Months      Year
                                          Ended        Ended         Ended      Ended        Ended       Ended
                                        April 30,     Oct. 31,     April 30,   Oct. 31,    April 30,    Oct. 31,
                                          2014          2013         2014        2013        2014         2013
                                       -----------   ----------   ----------- ----------  -----------  ----------
                                       (Unaudited)                (Unaudited)             (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $   23,372    $   45,063   $   17,353  $   33,279  $   12,698   $   34,184
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     12,786        28,282        6,695      31,573      62,719       90,493
   Futures............................         --            --           --          --        (690)        (469)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................    223,817       749,568      130,667     385,510     158,099      808,724
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................    259,975       822,913      154,715     450,362     232,826      932,932
                                       ----------    ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income...............    (24,231)      (45,918)     (17,137)    (33,403)    (14,162)     (34,487)
  Net Long-Term Gains.................         --            --           --          --     (83,909)     (51,974)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Distributions...............    (24,231)      (45,918)     (17,137)    (33,403)    (98,071)     (86,461)
                                       ----------    ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.......................    242,950       413,061      124,380     292,819     195,131      351,960
  Shares Issued in Lieu of Cash
   Distributions......................     23,775        44,666       16,287      31,525      97,041       85,408
  Shares Redeemed.....................   (214,481)     (469,582)    (116,006)   (272,253)   (225,063)    (461,353)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................     52,244       (11,855)      24,661      52,091      67,109      (23,985)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease) in
     Net Assets.......................    287,988       765,140      162,239     469,050     201,864      822,486
Net Assets
  Beginning of Period.................  3,110,436     2,345,296    1,991,461   1,522,411   3,201,053    2,378,567
                                       ----------    ----------   ----------  ----------  ----------   ----------
  End of Period....................... $3,398,424    $3,110,436   $2,153,700  $1,991,461  $3,402,917   $3,201,053
                                       ==========    ==========   ==========  ==========  ==========   ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................     10,398        21,510        6,227      17,525       6,101       13,343
  Shares Issued in Lieu of Cash
   Distributions......................      1,023         2,374          823       1,885       3,137        3,664
  Shares Redeemed.....................     (9,182)      (24,667)      (5,811)    (16,115)     (7,096)     (17,890)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      2,239          (783)       1,239       3,295       2,142         (883)
                                       ==========    ==========   ==========  ==========  ==========   ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    5,848    $    6,707   $    4,423  $    4,207  $    3,305   $    4,774

                                       Tax-Managed U.S. Small
                                            Cap Portfolio
                                       ----------------------
                                       Six Months     Year
                                          Ended      Ended
                                        April 30,   Oct. 31,
                                          2014        2013
                                       ----------- ----------
                                       (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $    6,956  $   18,958
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     34,089      66,451
   Futures............................         --          --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................     46,036     440,389
                                       ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................     87,081     525,798
                                       ----------  ----------
Distributions From:
  Net Investment Income...............     (7,639)    (19,758)
  Net Long-Term Gains.................         --          --
                                       ----------  ----------
    Total Distributions...............     (7,639)    (19,758)
                                       ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................    140,960     265,581
  Shares Issued in Lieu of Cash
   Distributions......................      7,496      19,249
  Shares Redeemed.....................   (116,184)   (249,201)
                                       ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................     32,272      35,629
                                       ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................    111,714     541,669
Net Assets
  Beginning of Period.................  1,872,935   1,331,266
                                       ----------  ----------
  End of Period....................... $1,984,649  $1,872,935
                                       ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................      3,921       9,157
  Shares Issued in Lieu of Cash
   Distributions......................        212         725
  Shares Redeemed.....................     (3,236)     (8,677)
                                       ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................        897       1,205
                                       ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    1,652  $    2,335

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                  Portfolio        International Value Portfolio    Equity Portfolio
                                           ----------------------  ----------------------------  ----------------------
                                           Six Months     Year     Six Months        Year        Six Months     Year
                                              Ended      Ended        Ended         Ended           Ended      Ended
                                            April 30,   Oct. 31,    April 30,      Oct. 31,       April 30,   Oct. 31,
                                              2014        2013        2014           2013           2014        2013
                                           ----------- ----------  -----------     ----------    ----------- ----------
                                           (Unaudited)             (Unaudited)                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   32,992  $   59,525  $   80,690     $   62,438     $   25,655  $   36,104
  Net Realized Gain (Loss) on:
   Investment Securities Sold*............     43,315      40,753      20,254         21,533          4,191       4,345
   Foreign Currency Transactions..........         --          --         150           (449)           (94)       (309)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................    249,798     894,300      46,580        480,686         46,788     263,265
   Translation of Foreign Currency
    Denominated Amounts...................         --          --         (44)           267              2          82
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    326,105     994,578     147,630        564,475         76,542     303,487
                                           ----------  ----------  ----------      ----------    ----------  ----------
Distributions From:
  Net Investment Income...................    (30,768)    (58,615)    (60,930)       (64,636)       (16,753)    (37,052)
  Net Long-Term Gains.....................    (39,638)     (3,496)         --             --         (4,097)       (436)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Total Distributions..................    (70,406)    (62,111)    (60,930)       (64,636)       (20,850)    (37,488)
                                           ----------  ----------  ----------      ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    465,767     772,713     306,877        540,616        283,576     401,186
  Shares Issued in Lieu of Cash
   Distributions..........................     70,265      61,302      60,161         63,075         20,781      36,576
  Shares Redeemed.........................   (288,100)   (515,963)   (147,323)      (316,534)      (117,971)   (218,473)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    247,932     318,052     219,715        287,157        186,386     219,289
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    503,631   1,250,519     306,415        786,996        242,078     485,288
Net Assets
  Beginning of Period.....................  4,103,753   2,853,234   2,758,384      1,971,388      1,725,895   1,240,607
                                           ----------  ----------  ----------      ----------    ----------  ----------
  End of Period........................... $4,607,384  $4,103,753  $3,064,799     $2,758,384     $1,967,973  $1,725,895
                                           ==========  ==========  ==========      ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     35,138      70,037      19,059         37,954         27,730      42,914
  Shares Issued in Lieu of Cash
   Distributions..........................      5,440       5,642       3,735          4,452          2,072       3,951
  Shares Redeemed.........................    (21,847)    (47,040)     (9,153)       (22,556)       (11,575)    (23,452)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     18,731      28,639      13,641         19,850         18,227      23,413
                                           ==========  ==========  ==========      ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    8,772  $    6,550  $   25,334     $    5,574     $   13,041  $    4,137

----------
* Net of foreign capital gain taxes withheld of $0, $0, $2, $0, $2 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              Tax-Managed U.S. Marketwide Value Portfolio
                                      -----------------------------------------------------------------------------
                                         Six Months          Year           Year           Year           Year
                                            Ended           Ended          Ended          Ended          Ended
                                          April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                            2014             2013           2012           2011           2010
--------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period. $    22.35        $    16.76     $    14.42     $    13.78     $    11.61
                                      ----------        ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.17              0.32           0.28           0.22           0.16
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       1.68              5.60           2.33           0.63           2.17
                                      ----------        ----------     ----------     ----------     ----------
   Total from Investment
    Operations.......................       1.85              5.92           2.61           0.85           2.33
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.17)            (0.33)         (0.27)         (0.21)         (0.16)
                                      ----------        ----------     ----------     ----------     ----------
   Total Distributions...............      (0.17)            (0.33)         (0.27)         (0.21)         (0.16)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    24.03        $    22.35     $    16.76     $    14.42     $    13.78
===================================== ===========       ==========     ==========     ==========     ==========
Total Return.........................       8.32%(C)         35.71%         18.34%          6.15%         20.17%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $3,398,424        $3,110,436     $2,345,296     $2,063,119     $1,896,941
Ratio of Expenses to Average Net
 Assets..............................       0.37%(B)(D)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees)...............................       0.37%(B)(D)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Net Investment Income to
 Average Net Assets..................       1.44%(D)          1.66%          1.83%          1.45%          1.24%
Portfolio Turnover Rate..............        N/A               N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------

                                      -----------
                                           Year
                                          Ended
                                         Oct. 31,
                                           2009
-----------------------------------------------------

Net Asset Value, Beginning of Period. $    10.59
                                      ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.21
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       1.06
                                      ----------
   Total from Investment
    Operations.......................       1.27
-----------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.25)
                                      ----------
   Total Distributions...............      (0.25)
-----------------------------------------------------
Net Asset Value, End of Period....... $    11.61
===================================== ==========
Total Return.........................      12.54%
-----------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $1,618,256
Ratio of Expenses to Average Net
 Assets..............................       0.40%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees)...............................       0.40%(B)
Ratio of Net Investment Income to
 Average Net Assets..................       2.07%
Portfolio Turnover Rate..............        N/A
-----------------------------------------------------

                                                              Tax-Managed U.S. Equity Portfolio
                                      ------------------------------------------------------------------------------
                                       Six Months       Year        Year         Year           Year           Year
                                          Ended        Ended       Ended        Ended          Ended          Ended
                                        April 30,     Oct. 31,    Oct. 31,     Oct. 31,       Oct. 31,       Oct. 31,
                                          2014          2013        2012         2011           2010           2009
------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of Period. $    19.20     $    15.16  $    13.48  $    12.70    $    10.94     $    10.36
                                      ----------     ----------  ----------  ----------    ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.17           0.32        0.27        0.23          0.20           0.22
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       1.31           4.05        1.67        0.77          1.76           0.60
                                      ----------     ----------  ----------  ----------    ----------     ----------
   Total from Investment
    Operations.......................       1.48           4.37        1.94        1.00          1.96           0.82
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.16)         (0.33)      (0.26)      (0.22)        (0.20)         (0.24)
                                      ----------     ----------  ----------  ----------    ----------     ----------
   Total Distributions...............      (0.16)         (0.33)      (0.26)      (0.22)        (0.20)         (0.24)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    20.52     $    19.20  $    15.16  $    13.48    $    12.70     $    10.94
===================================== ===========    ==========  ==========  ==========    ==========     ==========
Total Return.........................       7.77%(C)      29.15%      14.57%       7.92%        18.10%          8.30%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,153,700     $1,991,461  $1,522,411  $1,364,068    $1,286,236     $1,141,449
Ratio of Expenses to Average Net
 Assets..............................       0.22%(D)       0.22%       0.22%       0.22%**       0.22%(B)       0.22%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees)...............................       0.22%(D)       0.22%       0.22%       0.23%**       0.23%(B)       0.26%(B)
Ratio of Net Investment Income to
 Average Net Assets..................       1.68%(D)       1.89%       1.87%       1.65%         1.70%          2.24%
Portfolio Turnover Rate..............          0%(C)          3%          7%         11%*         N/A            N/A
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and, for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Tax-Managed U.S. Targeted Value Portfolio
                                           -------------------------------------------------------------------------
                                            Six Months       Year        Year        Year        Year        Year
                                               Ended        Ended       Ended       Ended       Ended       Ended
                                             April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                               2014          2013        2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period...... $    31.06     $    22.89  $    20.02  $    19.09  $    14.96  $    14.41
                                           ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.12           0.33        0.21        0.14        0.11        0.14
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       2.13           8.69        2.85        0.93        4.13        0.60
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.......       2.25           9.02        3.06        1.07        4.24        0.74
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.14)         (0.34)      (0.19)      (0.14)      (0.11)      (0.19)
  Net Realized Gains......................      (0.82)         (0.51)         --          --          --          --
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions....................      (0.96)         (0.85)      (0.19)      (0.14)      (0.11)      (0.19)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    32.35     $    31.06  $    22.89  $    20.02  $    19.09  $    14.96
========================================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return..............................       7.37%(C)      40.60%      15.39%       5.58%      28.43%       5.41%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $3,402,917     $3,201,053  $2,378,567  $2,191,055  $2,145,546  $1,700,343
Ratio of Expenses to Average Net
 Assets...................................       0.43%(D)       0.44%       0.44%       0.44%       0.45%       0.47%
Ratio of Net Investment Income to Average
 Net Assets...............................       0.77%(D)       1.24%       0.98%       0.66%       0.63%       1.04%
Portfolio Turnover Rate...................          4%(C)          6%         12%         21%         26%         34%
----------------------------------------------------------------------------------------------------------------------

                                                             Tax-Managed U.S. Small Cap Portfolio
                                           -----------------------------------------------------------------------
                                            Six Months       Year        Year        Year        Year       Year
                                               Ended        Ended       Ended       Ended       Ended      Ended
                                             April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                               2014          2013        2012        2011        2010       2009
-------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period...... $    34.31     $    24.93  $    22.07  $    20.47  $    16.26  $  15.83
                                           ----------     ----------  ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.13           0.35        0.21        0.15        0.11      0.13
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       1.46           9.40        2.85        1.59        4.20      0.47
                                           ----------     ----------  ----------  ----------  ----------  --------
   Total from Investment Operations.......       1.59           9.75        3.06        1.74        4.31      0.60
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.14)         (0.37)      (0.20)      (0.14)      (0.10)    (0.17)
  Net Realized Gains......................         --             --          --          --          --        --
                                           ----------     ----------  ----------  ----------  ----------  --------
   Total Distributions....................      (0.14)         (0.37)      (0.20)      (0.14)      (0.10)    (0.17)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    35.76     $    34.31  $    24.93  $    22.07  $    20.47  $  16.26
========================================== ===========    ==========  ==========  ==========  ==========  ========
Total Return..............................       4.64%(C)      39.55%      13.95%       8.50%      26.61%     3.98%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $1,984,649     $1,872,935  $1,331,266  $1,212,285  $1,141,494  $957,145
Ratio of Expenses to Average Net
 Assets...................................       0.52%(D)       0.52%       0.53%       0.53%       0.53%     0.55%
Ratio of Net Investment Income to Average
 Net Assets...............................       0.71%(D)       1.20%       0.90%       0.64%       0.58%     0.88%
Portfolio Turnover Rate...................          3%(C)          7%         17%         22%         27%       28%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         T.A. U.S. Core Equity 2 Portfolio
                                     -------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year        Year        Year        Year      Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2014          2013        2012        2011        2010        2009         2014
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    12.78     $     9.75  $     8.63  $     8.18  $     6.83  $     6.31  $    15.99
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.10           0.19        0.16        0.12        0.11        0.11        0.45
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.88           3.04        1.11        0.45        1.35        0.52        0.36
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.98           3.23        1.27        0.57        1.46        0.63        0.81
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.09)         (0.19)      (0.15)      (0.12)      (0.11)      (0.11)      (0.34)
  Net Realized Gains................      (0.12)         (0.01)         --          --          --          --          --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.21)         (0.20)      (0.15)      (0.12)      (0.11)      (0.11)      (0.34)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    13.55     $    12.78  $     9.75  $     8.63  $     8.18  $     6.83  $    16.46
==================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       7.81%(C)      33.58%      14.82%       6.97%      21.49%      10.28%       5.11%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,607,384     $4,103,753  $2,853,234  $2,432,872  $2,014,584  $1,444,886  $3,064,799
Ratio of Expenses to Average Net
 Assets.............................       0.24%(D)       0.24%       0.24%       0.24%       0.25%       0.28%       0.53%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)..........       0.24%(D)       0.24%       0.24%       0.24%       0.25%       0.28%       0.53%(D)
Ratio of Net Investment Income to
 Average Net Assets.................       1.53%(D)       1.72%       1.71%       1.39%       1.45%       1.82%       5.65%(D)
Portfolio Turnover Rate.............          2%(C)          2%          6%          6%          5%          5%          7%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                      Tax-Managed DFA International Value Portfolio
                                     ------------------------------------------------------------
                                        Year        Year         Year        Year        Year
                                       Ended       Ended        Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                        2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    12.91  $    12.99  $    14.53   $    13.49  $    10.55
                                     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.39        0.42        0.46         0.31        0.32
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.09       (0.10)      (1.55)        1.03        3.00
                                     ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations......................       3.48        0.32       (1.09)        1.34        3.32
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.40)      (0.40)      (0.45)       (0.30)      (0.38)
  Net Realized Gains................         --          --          --           --          --
                                     ----------  ----------  ----------   ----------  ----------
   Total Distributions..............      (0.40)      (0.40)      (0.45)       (0.30)      (0.38)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    15.99  $    12.91  $    12.99   $    14.53  $    13.49
==================================== ==========  ==========  ==========   ==========  ==========
Total Return........................      27.39%       2.77%      (7.81)%      10.34%      32.27%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $2,758,384  $1,971,388  $1,843,496   $1,834,003  $1,637,834
Ratio of Expenses to Average Net
 Assets.............................       0.53%       0.55%       0.55%        0.55%       0.56%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)..........       0.53%       0.55%       0.55%        0.55%       0.56%
Ratio of Net Investment Income to
 Average Net Assets.................       2.70%       3.32%       3.16%        2.29%       2.92%
Portfolio Turnover Rate.............         12%         18%         16%          28%         24%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                          T.A. World ex U.S. Core Equity Portfolio
                           ----------------------------------------------------------------------
                            Six Months       Year        Year         Year       Year      Year
                               Ended        Ended       Ended        Ended      Ended     Ended
                             April 30,     Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,
                               2014          2013        2012         2011       2010      2009
--------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    10.25     $     8.56  $     8.39  $     9.31   $   8.13  $   5.85
                           ----------     ----------  ----------  ----------   --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.15           0.23        0.23        0.25       0.17      0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.27           1.70        0.16       (0.93)      1.17      2.27
                           ----------     ----------  ----------  ----------   --------  --------
   Total from Investment
    Operations............       0.42           1.93        0.39       (0.68)      1.34      2.43
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.10)         (0.24)      (0.22)      (0.24)     (0.16)    (0.15)
 Net Realized Gains.......      (0.02)            --          --          --         --        --
                           ----------     ----------  ----------  ----------   --------  --------
   Total Distributions....      (0.12)         (0.24)      (0.22)      (0.24)     (0.16)    (0.15)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    10.55     $    10.25  $     8.56  $     8.39   $   9.31  $   8.13
========================   ===========    ==========  ==========  ==========   ========  ========
Total Return..............       4.16%(C)      22.88%       4.90%      (7.55)%    16.78%    42.13%
--------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $1,967,973     $1,725,895  $1,240,607  $1,042,981   $966,999  $668,728
Ratio of Expenses to
 Average Net Assets.......       0.45%(D)       0.46%       0.49%       0.48%      0.48%     0.54%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees
 and Fees Paid
 Indirectly)..............       0.45%(D)       0.46%       0.49%       0.48%      0.48%     0.51%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.86%(D)       2.45%       2.77%       2.63%      2.00%     2.38%
Portfolio Turnover Rate...          3%(C)          2%          3%          5%         2%        5%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining seventy portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2014, the Feeder Fund owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2014, the T.A. World Ex US Core Equity Portfolio had significant transfers of securities with a total value of $29,065 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2014, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                 Administrative   Advisory
                                                 Services Fees  Services Fees
                                                 -------------- -------------
  Tax-Managed U.S. Marketwide Value Portfolio...      0.15%           --
  Tax-Managed U.S. Equity Portfolio*............      0.15%         0.05%
  Tax-Managed U.S. Targeted Value Portfolio.....        --          0.42%
  Tax-Managed U.S. Small Cap Portfolio..........        --          0.50%
  T.A. U.S. Core Equity 2 Portfolio.............        --          0.22%
  Tax-Managed DFA International Value Portfolio.        --          0.50%
  T.A. World ex U.S. Core Equity Portfolio......        --          0.40%

   Prior to February 28, 2014, the Portfolio was provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for the Portfolio was combined into an investment management agreement that provides for an investment management fee, equal to the Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2014, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                             Previously
                                                             Recovery       Waived Fees/
                                               Expense    of Previously   Expenses Assumed
                                              Limitation   Waived Fees/   Subject to Future
                                                Amount   Expenses Assumed     Recovery
                                              ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........    0.22%         $34              $173
T.A. U.S. Core Equity 2 Portfolio (2)........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3).    0.60%          --                --

   (1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $2
           T.A. World ex U.S. Core Equity Portfolio......      2

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid to the CCO by the Fund were $130 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio... $83
               Tax-Managed U.S. Equity Portfolio.............  96
               Tax-Managed U.S. Targeted Value Portfolio.....  87
               Tax-Managed U.S. Small Cap Portfolio..........  50
               T.A. U.S. Core Equity 2 Portfolio.............  83
               Tax-Managed DFA International Value Portfolio.  76
               T.A. World ex U.S. Core Equity Portfolio......  36

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 38,267  $  8,224
       Tax-Managed U.S. Targeted Value Portfolio.....  138,723   132,718
       Tax-Managed U.S. Small Cap Portfolio..........   99,482    50,822
       T.A. U.S. Core Equity 2 Portfolio.............  300,148    74,756
       Tax-Managed DFA International Value Portfolio.  402,348   198,348
       T.A. World ex U.S. Core Equity Portfolio......  233,668    48,106

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...         --          $  411        $  (411)
Tax-Managed U.S. Equity Portfolio.............         --              91            (91)
Tax-Managed U.S. Targeted Value Portfolio.....     $4,040           2,090         (6,130)
Tax-Managed U.S. Small Cap Portfolio..........         --             993           (993)
T.A. U.S. Core Equity 2 Portfolio.............      2,201            (884)        (1,317)
Tax-Managed DFA International Value Portfolio.         --              15            (15)
T.A. World ex U.S. Core Equity Portfolio......        825            (763)           (62)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2012........................................    $38,619                   $38,619
2013........................................     45,918          --        45,918

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- -------
Tax-Managed U.S. Equity Portfolio
2012..........................................    $26,579                   $26,579
2013..........................................     33,403             --     33,403
Tax-Managed U.S. Targeted Value Portfolio
2012..........................................     21,411        $ 3,466     24,877
2013..........................................     34,487         51,974     86,461
Tax-Managed U.S. Small Cap Portfolio
2012..........................................     10,665                    10,665
2013..........................................     19,758             --     19,758
T.A. U.S. Core Equity 2 Portfolio
2012..........................................     43,904            140     44,044
2013..........................................     58,615          3,496     62,111
Tax-Managed DFA International Value Portfolio
2012..........................................     60,106                    60,106
2013..........................................     64,636             --     64,636
T.A. World ex U.S. Core Equity Portfolio
2012..........................................     30,337             10     30,347
2013..........................................     37,052            436     37,488

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- ------
 Tax-Managed U.S. Targeted Value Portfolio.     $1,189        $2,851     $4,040
 T.A. U.S. Core Equity 2 Portfolio.........      1,315           886      2,201
 T.A. World ex U.S. Core Equity Portfolio..        746            80        826

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                               Total Net
                                     Net Investment                                            Distributable
                                       Income and   Undistributed                 Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                     -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.........................     $6,823             --      $(112,900)    $1,271,053    $1,164,976
Tax-Managed U.S. Equity Portfolio...      4,298             --       (392,788)       954,728       566,238
Tax-Managed U.S. Targeted Value
  Portfolio.........................      4,848        $83,814             --      1,312,318     1,400,980
Tax-Managed U.S. Small Cap
  Portfolio.........................      2,623             --         (1,518)       843,717       844,822
T.A. U.S. Core Equity 2 Portfolio...      6,680         39,411             --      1,598,207     1,644,298
Tax-Managed DFA International Value
  Portfolio.........................      5,723             --         (8,800)       399,221       396,144
T.A. World ex U.S. Core Equity
  Portfolio.........................      6,920          3,988             --        372,437       383,345

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    Expires on October 31,
                                                  --------------------------
                                                    2016     2017    Total
                                                  -------- -------- --------
   Tax-Managed U.S. Marketwide Value Portfolio...       -- $112,900 $112,900
   Tax-Managed U.S. Equity Portfolio............. $106,222  286,566  392,788
   Tax-Managed U.S. Small Cap Portfolio..........       --    1,518    1,518
   Tax-Managed DFA International Value Portfolio.       --    8,800    8,800

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio... $27,871
             Tax-Managed U.S. Equity Portfolio.............  31,253
             Tax-Managed U.S. Small Cap Portfolio..........  65,442
             Tax-Managed DFA International Value Portfolio.  21,417

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $1,904,123  $1,494,870          --     $1,494,870
Tax-Managed U.S. Equity Portfolio.............  1,188,933   1,100,158   $ (14,762)     1,085,396
Tax-Managed U.S. Targeted Value Portfolio.....  2,392,284   1,552,897     (82,480)     1,470,417
Tax-Managed U.S. Small Cap Portfolio..........  1,516,137     929,697     (39,944)       889,753
T.A. U.S. Core Equity 2 Portfolio.............  3,174,249   1,893,167     (45,162)     1,848,005
Tax-Managed DFA International Value Portfolio.  2,713,809     607,641    (161,962)       445,679
T.A. World ex U.S. Core Equity Portfolio......  1,591,430     538,207    (119,035)       419,172

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Tax-Managed U.S. Targeted Value Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended April 30, 2014 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Tax-Managed U.S. Targeted Value Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2014 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                  Derivatives Recognized in Income
                                                  ---------------------------------
                                                                     Equity
                                                      Total           Contracts
                                                  ---------       -------------
      Tax-Managed U.S. Targeted Value Portfolio*.  $(690)            $(690)

* As of April 30, 2014, there were no futures contracts outstanding. During the six months ended April 30, 2014, the Portfolio had limited activity in futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                       Weighted      Weighted    Number of   Interest Maximum Amount
                                        Average      Average        Days     Expense  Borrowed During
                                     Interest Rate Loan Balance Outstanding* Incurred   The Period
                                     ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Targeted Value
  Portfolio.........................     0.85%        $6,533         3          --        $ 6,533
T.A. U.S. Core Equity 2 Portfolio...     0.85%         1,075         3          --          1,075
Tax-Managed DFA International Value
  Portfolio.........................     0.83%         7,419         8         $ 1         12,007

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2014.

I. Securities Lending:

   As of April 30, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                          Market
                                                          Value
                                                          ------
                T.A. World ex U.S. Core Equity Portfolio. $6,570

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             86%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             96%
   Tax-Managed U.S. Small Cap Portfolio..........      3             94%
   T.A. U.S. Core Equity 2 Portfolio.............      3             92%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             90%

   On December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the Tax-Managed U.S. Equity Portfolio. The Investment Management Agreement became effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement are the same as under the Previous Agreements. As of February 28, 2014, the Portfolio pays the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by the Portfolio to the Advisor under the Previous Agreements.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      Six Months Ended April 30, 2014
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/13  04/30/14    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,084.10    0.21%    $1.09
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  17.8%
              Consumer Staples.............................   7.3%
              Energy.......................................  17.1%
              Financials...................................  18.7%
              Health Care..................................   9.9%
              Industrials..................................  14.3%
              Information Technology.......................   6.8%
              Materials....................................   3.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (16.9%)
    Comcast Corp. Class A.................. 3,446,875 $178,410,250            3.7%
    Comcast Corp. Special Class A.......... 1,088,341   55,538,041            1.2%
    General Motors Co......................   674,707   23,263,897            0.5%
*   Liberty Interactive Corp. Class A......   882,463   25,644,375            0.5%
    Time Warner Cable, Inc.................   693,942   98,165,035            2.1%
    Time Warner, Inc....................... 1,534,860  102,006,796            2.1%
    Twenty-First Century Fox, Inc. Class A. 1,287,383   41,222,004            0.9%
    Other Securities.......................            324,623,832            6.7%
                                                      ------------           -----
Total Consumer Discretionary...............            848,874,230           17.7%
                                                      ------------           -----
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co..............   813,476   35,573,306            0.8%
*   Constellation Brands, Inc. Class A.....   249,042   19,883,513            0.4%
    CVS Caremark Corp...................... 1,510,745  109,861,376            2.3%
    Mondelez International, Inc. Class A... 2,081,099   74,191,179            1.6%
    Other Securities.......................            111,314,721            2.2%
                                                      ------------           -----
Total Consumer Staples.....................            350,824,095            7.3%
                                                      ------------           -----
Energy -- (16.2%)
    Anadarko Petroleum Corp................   845,068   83,678,633            1.8%
    Apache Corp............................   289,715   25,147,262            0.5%
    Chevron Corp...........................   696,706   87,450,537            1.8%
    ConocoPhillips......................... 1,766,829  131,293,063            2.8%
    Exxon Mobil Corp.......................   510,224   52,252,040            1.1%
    Hess Corp..............................   378,130   33,714,071            0.7%
    Marathon Oil Corp......................   903,937   32,677,323            0.7%
    Marathon Petroleum Corp................   451,968   42,010,426            0.9%
    National Oilwell Varco, Inc............   250,948   19,706,946            0.4%
    Phillips 66............................   883,414   73,517,713            1.5%
    Valero Energy Corp.....................   605,899   34,639,246            0.7%
    Other Securities.......................            199,516,990            4.1%
                                                      ------------           -----
Total Energy...............................            815,604,250           17.0%
                                                      ------------           -----
Financials -- (17.8%)
    American International Group, Inc......   899,581   47,794,738            1.0%
    Bank of America Corp................... 6,542,656   99,055,812            2.1%
    Capital One Financial Corp.............   356,632   26,355,105            0.6%
    Citigroup, Inc......................... 2,248,344  107,718,161            2.3%
    CME Group, Inc.........................   414,385   29,168,560            0.6%
    Goldman Sachs Group, Inc. (The)........   143,685   22,963,737            0.5%
    JPMorgan Chase & Co.................... 1,591,818   89,109,972            1.9%
    MetLife, Inc........................... 1,125,923   58,942,069            1.2%
    Morgan Stanley......................... 1,476,248   45,660,351            1.0%
    Prudential Financial, Inc..............   497,625   40,148,385            0.9%
    Other Securities.......................            325,616,838            6.5%
                                                      ------------           -----
Total Financials...........................            892,533,728           18.6%
                                                      ------------           -----
Health Care -- (9.5%)
    Aetna, Inc.............................   558,462   39,902,110            0.8%
*   Express Scripts Holding Co.............   493,239   32,839,853            0.7%
    Humana, Inc............................   236,814   25,990,337            0.6%
    Pfizer, Inc............................ 3,950,849  123,582,557            2.6%
    Thermo Fisher Scientific, Inc..........   499,520   56,945,280            1.2%
    WellPoint, Inc.........................   504,640   50,807,155            1.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      Zoetis, Inc........................................    805,208 $   24,365,594            0.5%
      Other Securities...................................               120,754,284            2.4%
                                                                     --------------          ------
Total Health Care........................................               475,187,170            9.9%
                                                                     --------------          ------
Industrials -- (13.6%)
      CSX Corp...........................................  1,242,950     35,076,049            0.8%
      General Electric Co................................  5,021,489    135,027,839            2.8%
      Norfolk Southern Corp..............................    545,229     51,540,497            1.1%
      Northrop Grumman Corp..............................    337,038     40,953,487            0.9%
      Union Pacific Corp.................................    444,064     84,563,108            1.8%
      Other Securities...................................               337,071,373            6.9%
                                                                     --------------          ------
Total Industrials........................................               684,232,353           14.3%
                                                                     --------------          ------
Information Technology -- (6.5%)
      Corning, Inc.......................................  1,201,485     25,123,051            0.5%
*     Micron Technology, Inc.............................    758,908     19,822,677            0.4%
*     Yahoo!, Inc........................................  1,048,770     37,703,281            0.8%
      Other Securities...................................               242,269,358            5.1%
                                                                     --------------          ------
Total Information Technology.............................               324,918,367            6.8%
                                                                     --------------          ------
Materials -- (3.1%)
      International Paper Co.............................    493,615     23,027,140            0.5%
      Other Securities...................................               132,034,497            2.7%
                                                                     --------------          ------
Total Materials..........................................               155,061,637            3.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   169,393            0.0%
                                                                     --------------          ------
Telecommunication Services -- (4.3%)
      AT&T, Inc..........................................  4,065,906    145,152,844            3.0%
      Verizon Communications, Inc........................    644,888     30,135,616            0.6%
      Other Securities...................................                39,529,376            0.9%
                                                                     --------------          ------
Total Telecommunication Services.........................               214,817,836            4.5%
                                                                     --------------          ------

Utilities -- (0.3%)
      Other Securities...................................                16,769,702            0.4%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,778,992,761           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    21,150            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.074%. 11,873,516     11,873,516            0.2%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund..................... 19,872,417    229,923,863            4.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,914,575,678)...................................            $5,020,811,290          104.7%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  848,874,230           --   --    $  848,874,230
  Consumer Staples..............    350,824,095           --   --       350,824,095
  Energy........................    815,604,250           --   --       815,604,250
  Financials....................    892,527,152 $      6,576   --       892,533,728
  Health Care...................    475,127,397       59,773   --       475,187,170
  Industrials...................    684,232,141          212   --       684,232,353
  Information Technology........    324,918,367           --   --       324,918,367
  Materials.....................    155,061,637           --   --       155,061,637
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        169,393           --   --           169,393
  Telecommunication Services....    214,817,836           --   --       214,817,836
  Utilities.....................     16,769,702           --   --        16,769,702
Rights/Warrants.................             --       21,150   --            21,150
Temporary Cash Investments......     11,873,516           --   --        11,873,516
Securities Lending Collateral...             --  229,923,863   --       229,923,863
                                 -------------- ------------   --    --------------
TOTAL........................... $4,790,799,716 $230,011,574   --    $5,020,811,290
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $225,255 of securities on loan).......... $4,779,013
Temporary Cash Investments at Value & Cost...............................     11,874
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    229,924
Cash.....................................................................      1,055
Receivables:
  Investment Securities Sold.............................................        849
  Dividends and Interest.................................................      4,181
  Securities Lending Income..............................................         71
                                                                          ----------
     Total Assets........................................................  5,026,967
                                                                          ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................    229,924
  Due to Advisor.........................................................        781
Accrued Expenses and Other Liabilities...................................        228
                                                                          ----------
     Total Liabilities...................................................    230,933
                                                                          ----------
NET ASSETS............................................................... $4,796,034
                                                                          ==========
Investments at Cost...................................................... $2,672,778
                                                                          ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

   Investment Income
     Dividends..................................................... $ 40,992
     Interest......................................................        1
     Income from Securities Lending................................      388
                                                                    --------
        Total Investment Income....................................   41,381
                                                                    --------
   Expenses
     Investment Advisory Services Fees.............................    4,579
     Accounting & Transfer Agent Fees..............................      118
     Custodian Fees................................................       25
     Shareholders' Reports.........................................        8
     Directors'/Trustees' Fees & Expenses..........................       29
     Professional Fees.............................................       50
     Other.........................................................       13
                                                                    --------
        Total Expenses.............................................    4,822
                                                                    --------
     Net Expenses..................................................    4,822
                                                                    --------
     Net Investment Income (Loss)..................................   36,559
                                                                    --------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   18,006
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  315,510
                                                                    --------
     Net Realized and Unrealized Gain (Loss).......................  333,516
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $370,075
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         Six Months     Year
                                                                            Ended      Ended
                                                                          April 30,   Oct. 31,
                                                                            2014        2013
-                                                                        ----------- ----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   36,559  $   69,562
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     18,006      39,747
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    315,510   1,056,586
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    370,075   1,165,895
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    100,953     285,068
  Withdrawals...........................................................    (64,749)   (367,684)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     36,204     (82,616)
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    406,279   1,083,279
Net Assets
  Beginning of Period...................................................  4,389,755   3,306,476
                                                                         ----------  ----------
  End of Period......................................................... $4,796,034  $4,389,755
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                       Six Months       Year        Year        Year        Year        Year
                                                          Ended        Ended       Ended       Ended       Ended       Ended
                                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                          2014          2013        2012        2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------------
                                                       (Unaudited)
Total Return.........................................       8.41%(C)      35.92%      18.47%       6.33%      20.38%      12.76%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $4,796,034     $4,389,755  $3,306,476  $2,901,325  $2,670,673  $2,289,927
Ratio of Expenses to Average Net Assets..............       0.21%(D)       0.21%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income to Average Net Assets.       1.60%(D)       1.82%       1.99%       1.61%       1.40%       2.23%
Portfolio Turnover Rate..............................          1%(C)          5%         10%         20%         25%         28%
--------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the

Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At April 30, 2014, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $116 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the six months ended April 30, 2014, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2014, the total related amounts paid to the CCO by the Trust were $41 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- -------
        The Tax-Managed U.S. Marketwide Value Series. $115,281  $25,035

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                           Federal    Unrealized   Unrealized   Appreciation
                                           Tax Cost  Appreciation Depreciation (Depreciation)
                                          ---------- ------------ ------------ --------------
Tax Managed U.S. Marketwide Value Series. $2,915,227  $2,142,081    $(36,497)    $2,105,584

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2014.

G. Securities Lending:

   As of April 30, 2014, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

H. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined based on the Fund's investment strategies and the expectations of its shareholder base, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing and servicing the Advisor's unregistered clients, such as collective trusts, group trusts, and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043014-002S

                      THE DFA SHORT TERM INVESTMENT FUND

                              SEMI-ANNUAL REPORT

                        SIX MONTHS ENDED APRIL 30, 2014
                                  (UNAUDITED)

                               TABLE OF CONTENTS

              SCHEDULE OF PORTFOLIO HOLDINGS                    1

              SCHEDULE OF INVESTMENTS                           2

              STATEMENT OF ASSETS AND LIABILITIES               8

              STATEMENT OF OPERATIONS                           9

              STATEMENTS OF CHANGES IN NET ASSETS              10

              FINANCIAL HIGHLIGHTS                             11

              NOTES TO FINANCIAL STATEMENTS                    12

              SUPPLEMENTAL INFORMATION                         18

              BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT  21

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
April 30, 2014 (Unaudited)
--------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2014:

                                                    PERCENT OF
                 SECURITY ALLOCATION                INVESTMENTS
                 -------------------                -----------
                 Commercial Paper                       61.4%
                 Repurchase Agreements                  17.0
                 Yankee Certificates of Deposit          9.5
                 U.S. Treasury Obligations               4.2
                 U.S. Government Agency Securities       3.2
                 Corporate Bonds                         2.7
                 Yankee Bonds                            2.0
                                                       -----
                 TOTAL INVESTMENTS                     100.0%

                      See notes to financial statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited)
April 30, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        Rate  Maturity Face Amount $ Fair Value $
--------------------                        ----  -------- ------------- ------------
CORPORATE BONDS - 2.7%
(r)Bank of New York Mellon                  0.50% 07/28/14   13,620,000   13,629,888
(r)Berkshire Hathaway, Inc.                 0.94% 08/15/14   86,165,000   86,338,450
(r)General Electric Capital Corp.           0.37% 06/20/14    4,705,000    4,706,317
(r)General Electric Capital Corp.           0.49% 09/15/14   37,663,000   37,703,224
(r)Mellon Funding Corp.                     0.39% 05/15/14    5,600,000    5,600,202
(r)Toronto Dominion Bank NY                 0.42% 05/01/15   17,867,000   17,895,283
(r)Toyota Motor Credit Corp.                0.23% 06/11/14  150,000,000  150,003,601
(r)Toyota Motor Credit Corp.                0.23% 07/14/14   45,000,000   44,999,460
(r)Toyota Motor Credit Corp.                0.23% 07/14/14  125,000,000  124,998,500
(r)Toyota Motor Credit Corp.                0.25% 08/04/14   12,000,000   12,000,000
(r)Toyota Motor Credit Corp.                0.23% 01/14/15   90,000,000   89,990,100
                                                            -----------  -----------
TOTAL CORPORATE BONDS (Cost $587,893,845)                   587,620,000  587,865,025
                                                            -----------  -----------
YANKEE BONDS - 2.0%
(r)National Australia Bank Ltd.             1.18% 07/25/14   24,450,000   24,509,438
National Australia Bank Ltd.                3.75% 03/02/15   50,000,000   51,407,800
Rabobank Nederland                          4.20% 05/13/14   11,257,000   11,266,006
(r)Rabobank Nederland NV NY                 0.28% 02/25/15  100,000,000  100,008,300
(r)Rabobank Nederland NV NY                 0.27% 03/16/15  100,000,000   99,991,900
(r)Royal Bank of Canada NY                  0.92% 10/30/14   34,647,000   34,759,741
(r)Toronto Dominion Bank NY                 0.53% 07/14/14  100,312,000  100,384,927
                                                            -----------  -----------
TOTAL YANKEE BONDS (Cost $422,359,561)                      420,666,000  422,328,112
                                                            -----------  -----------
COMMERCIAL PAPER - 61.4%
(y)++ANZ National International Ltd.        0.05% 05/08/14   30,000,000   29,999,700
(y)++ANZ National International Ltd.        0.08% 05/28/14  100,000,000   99,994,000
(y)++ANZ National International Ltd.        0.18% 08/07/14  100,000,000   99,950,000
(y)++ANZ National International Ltd.        0.21% 10/16/14  100,000,000   99,903,000
(y)++Archer-Daniels-Midland                 0.11% 05/12/14   72,300,000   72,297,448
(y)++ASB Finance Ltd. London                0.14% 06/26/14   85,500,000   85,481,190
(y)++ASB Finance Ltd. London                0.14% 07/02/14   50,000,000   49,987,500
(y)++ASB Finance Ltd. London                0.21% 08/26/14  100,000,000   99,932,000
(y)++Australia & New Zealand Banking Group  0.05% 05/07/14   52,400,000   52,399,476
(y)++Australia & New Zealand Banking Group  0.15% 07/03/14   20,000,000   19,994,600
(y)++Australia & New Zealand Banking Group  0.16% 07/11/14   19,000,000   18,993,920
(y)++Australia & New Zealand Banking Group  0.17% 07/24/14   75,000,000   74,969,250
(y)++Bank Nederlandse Gemeenten NV          0.08% 05/30/14  100,000,000   99,993,000
(y)Bank Nederlandse Gemeenten NV            0.13% 06/30/14   99,000,000   98,978,220
(y)++Bank Nederlandse Gemeenten NV          0.13% 07/02/14   35,000,000   34,991,950
(y)++Bank Nederlandse Gemeenten NV          0.14% 08/06/14  100,000,000   99,961,000
(y)++Bank Nederlandse Gemeenten NV          0.15% 08/07/14  100,000,000   99,960,000
(y)++Bank Nederlandse Gemeenten NV          0.20% 10/10/14   34,000,000   33,969,060
(y)++Bank Nederlandse Gemeenten NV          0.22% 11/21/14   50,000,000   49,938,500
(y)Banque et Caisse d'Epargne de I'Etat     0.08% 05/09/14   50,000,000   49,999,000
(y)Banque et Caisse d'Epargne de I'Etat     0.11% 06/02/14  115,000,000  114,988,500
(y)Banque et Caisse d'Epargne de I'Etat     0.11% 06/05/14  125,000,000  124,986,250
(y)Banque et Caisse d'Epargne de I'Etat     0.11% 06/10/14   95,000,000   94,987,650
(y)Banque et Caisse d'Epargne de I'Etat     0.14% 06/27/14  100,000,000   99,978,000
(y)Banque et Caisse d'Epargne de I'Etat     0.14% 07/02/14   25,000,000   24,993,750
(y)Banque et Caisse d'Epargne de I'Etat     0.15% 07/11/14   50,000,000   49,985,000
(y)Banque et Caisse d'Epargne de I'Etat     0.18% 08/11/14   50,000,000   49,973,965
(y)++BNZ International Funding              0.18% 06/20/14   40,000,000   39,990,000
(y)++BNZ International Funding              0.19% 07/23/14   50,000,000   49,978,000
(y)++Caisse des Depots et Consignations     0.07% 05/15/14   50,000,000   49,998,500
(y)++Caisse des Depots et Consignations     0.09% 05/19/14  100,000,000   99,995,000
(y)++Caisse des Depots et Consignations     0.09% 05/27/14   50,000,000   49,996,500
(y)++Caisse des Depots et Consignations     0.12% 06/09/14   50,000,000   49,993,500
(y)++Caisse des Depots et Consignations     0.13% 06/20/14  100,000,000   99,982,000
(y)++Caisse des Depots et Consignations     0.14% 07/03/14   30,000,000   29,992,500

                      See notes to financial statements.

SECURITY DESCRIPTION                                   Rate  Maturity Face Amount $ Fair Value $
--------------------                                   ----  -------- ------------- ------------
COMMERCIAL PAPER - 61.4% (CONTINUED)
(y)++Caisse des Depots et Consignations                0.15% 07/15/14   90,000,000   89,971,200
(y)++Caisse des Depots et Consignations                0.16% 07/31/14   10,000,000    9,995,800
(y)++Caisse des Depots et Consignations                0.19% 08/18/14  100,000,000   99,941,000
(y)++Caisse des Depots et Consignations                0.21% 08/28/14   50,000,000   49,965,000
(y)++Coca-Cola Co.                                     0.05% 05/20/14   25,000,000   24,999,250
(y)++Coca-Cola Co.                                     0.08% 06/10/14   20,000,000   19,998,200
(y)++Coca-Cola Co.                                     0.08% 06/18/14   98,000,000   97,989,220
(y)++Coca-Cola Co.                                     0.09% 06/24/14   50,000,000   49,993,500
(y)++Coca-Cola Co.                                     0.11% 08/06/14   95,750,000   95,720,318
(y)++Coca-Cola Co.                                     0.12% 09/08/14   50,000,000   49,977,500
(y)++Commonwealth Bank of Australia                    0.14% 06/30/14  100,000,000   99,976,000
(y)++Commonwealth Bank of Australia                    0.14% 07/07/14  141,875,000  141,836,694
(y)++CPPIB Capital, Inc.                               0.06% 05/06/14   50,000,000   49,999,500
(y)++CPPIB Capital, Inc.                               0.06% 05/12/14  150,000,000  149,997,000
(y)++CPPIB Capital, Inc.                               0.08% 05/13/14   75,000,000   74,997,750
(y)++CPPIB Capital, Inc.                               0.12% 06/02/14   12,000,000   11,998,680
(y)++CPPIB Capital, Inc.                               0.13% 06/06/14   28,500,000   28,496,295
(y)++CPPIB Capital, Inc.                               0.14% 06/12/14   25,000,000   24,995,750
(y)++CPPIB Capital, Inc.                               0.15% 06/19/14   50,000,000   49,989,500
(y)++CPPIB Capital, Inc.                               0.17% 07/16/14   30,000,000   29,988,900
(y)++CPPIB Capital, Inc.                               0.18% 07/24/14   80,000,000   79,966,400
(y)++CPPIB Capital, Inc.                               0.18% 08/06/14   40,000,000   39,980,000
(y)++DBS Bank Ltd.                                     0.11% 06/03/14    5,750,000    5,749,425
(y)++DBS Bank Ltd.                                     0.15% 07/17/14   15,000,000   14,995,050
(y)++DBS Bank Ltd.                                     0.16% 07/22/14  100,000,000   99,964,000
(y)++DBS Bank Ltd.                                     0.19% 08/19/14  145,000,000  144,913,000
(y)++DBS Bank Ltd.                                     0.21% 08/26/14   27,690,000   27,671,171
(y)++DBS Bank Ltd.                                     0.22% 09/02/14   10,500,000   10,492,125
(y)++DBS Bank Ltd.                                     0.22% 09/04/14   44,830,000   44,795,481
(y)++DBS Bank Ltd.                                     0.22% 09/08/14  100,000,000   99,920,000
(y)++DBS Bank Ltd.                                     0.27% 10/23/14  100,000,000   99,870,000
(y)General Electric Capital Corp.                      0.09% 08/07/14   60,000,000   59,985,600
(y)General Electric Capital Corp.                      0.10% 08/14/14  100,000,000   99,970,000
(y)General Electric Capital Corp.                      0.13% 08/26/14   75,000,000   74,969,250
(y)General Electric Capital Corp.                      0.13% 09/08/14  175,000,000  174,914,249
(y)General Electric Capital Corp.                      0.14% 09/22/14  100,000,000   99,944,000
(y)++Hydro-Quebec                                      0.08% 05/09/14   25,000,000   24,999,500
(y)++Hydro-Quebec                                      0.14% 06/25/14   21,606,000   21,601,463
(y)++Hydro-Quebec                                      0.15% 07/08/14   50,000,000   49,986,000
(y)++John Deere Capital Corp.                          0.09% 06/05/14  100,000,000   99,990,800
(y)++Koch Resources LLC                                0.09% 05/08/14   50,000,000   49,999,000
(y)++Koch Resources LLC                                0.07% 05/15/14   25,000,000   24,999,250
(y)++Kreditanstalt Fur Wiederaufbau                    0.07% 05/05/14   66,000,000   65,999,340
(y)++Kreditanstalt Fur Wiederaufbau                    0.05% 05/23/14   19,000,000   18,999,430
(y)++Kreditanstalt Fur Wiederaufbau                    0.06% 05/28/14   75,000,000   74,996,250
(y)++Kreditanstalt Fur Wiederaufbau                    0.07% 05/30/14   25,000,000   24,998,500
(y)++Kreditanstalt Fur Wiederaufbau                    0.08% 06/09/14  100,000,000   99,991,000
(y)++Kreditanstalt Fur Wiederaufbau                    0.09% 06/10/14   62,000,000   61,993,800
(y)++Kreditanstalt Fur Wiederaufbau                    0.09% 06/13/14  160,000,000  159,982,400
(y)++Kreditanstalt Fur Wiederaufbau                    0.09% 06/19/14   80,000,000   79,989,600
(y)++Kreditanstalt Fur Wiederaufbau                    0.13% 07/25/14   50,000,000   49,985,000
(y)++L'Oreal USA, Inc.                                 0.06% 05/02/14   10,000,000   10,000,000
(y)++National Australia Funding                        0.12% 07/01/14   45,000,000   44,990,550
(y)++National Australia Funding                        0.14% 07/25/14   20,000,000   19,993,400
(y)++National Australia Funding                        0.15% 08/13/14  100,000,000   99,956,000
(y)National Rural Utilities Cooperative Finance Corp.  0.14% 06/10/14   17,000,000   16,997,193
(y)++Nederlandse Waterschaps                           0.12% 06/09/14   50,000,000   49,993,500
(y)++Nederlandse Waterschaps                           0.15% 07/07/14  100,000,000   99,971,000
(y)++Nederlandse Waterschaps                           0.17% 07/24/14  100,000,000   99,961,000
(y)++Nederlandse Waterschaps                           0.19% 08/18/14   50,000,000   49,971,000
(y)++Nestle Capital Corp.                              0.08% 08/11/14   98,500,000   98,476,360

                      See notes to financial statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
April 30, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   Rate  Maturity Face Amount $ Fair Value $
--------------------                   ----  -------- ------------- ------------
COMMERCIAL PAPER - 61.4% (CONTINUED)
(y)Nestle Finance International Ltd.   0.07% 05/08/14   80,000,000   80,000,000
(y)++NetJets, Inc.                     0.07% 05/07/14   25,000,000   24,999,660
(y)Nordea North America, Inc.          0.20% 05/02/14   30,000,000   30,000,000
(y)Nordea North America, Inc.          0.11% 06/02/14   45,069,000   45,064,493
(y)Nordea North America, Inc.          0.11% 06/03/14   20,000,000   19,998,000
(y)Nordea North America, Inc.          0.11% 06/05/14   80,000,000   79,991,200
(y)Nordea North America, Inc.          0.14% 06/23/14  100,000,000   99,979,000
(y)Nordea North America, Inc.          0.16% 07/18/14  100,000,000   99,964,000
(y)Nordea North America, Inc.          0.17% 08/01/14   69,600,000   69,569,376
(y)Nordea North America, Inc.          0.18% 08/21/14   80,000,000   79,953,600
(y)Nordea North America, Inc.          0.19% 08/22/14  100,000,000   99,941,000
(y)++NRW Bank AG                       0.09% 05/02/14   75,000,000   75,000,000
(y)++NRW Bank AG                       0.06% 05/06/14  100,000,000   99,999,000
(y)++NRW Bank AG                       0.09% 05/12/14  100,000,000   99,997,000
(y)++NRW Bank AG                       0.09% 05/23/14  200,000,000  199,987,999
(y)++NRW Bank AG                       0.11% 06/05/14  100,000,000   99,989,000
(y)Oesterreich Kontrollbank AG         0.07% 05/15/14  100,000,000   99,997,000
(y)Oesterreich Kontrollbank AG         0.15% 07/21/14  100,000,000   99,965,000
(y)Oesterreich Kontrollbank AG         0.20% 08/21/14   82,500,000   82,448,850
(y)Oesterreich Kontrollbank AG         0.24% 09/22/14  100,000,000   99,905,000
(y)Oversea-Chinese Banking Corp. Ltd.  0.13% 06/03/14   75,000,000   74,991,000
(y)Oversea-Chinese Banking Corp. Ltd.  0.13% 06/05/14  200,000,000  199,973,999
(y)Oversea-Chinese Banking Corp. Ltd.  0.19% 07/07/14   84,500,000   84,470,425
(y)Oversea-Chinese Banking Corp. Ltd.  0.19% 07/08/14   75,000,000   74,973,000
(y)Oversea-Chinese Banking Corp. Ltd.  0.19% 07/14/14   50,000,000   49,980,000
(y)Oversea-Chinese Banking Corp. Ltd.  0.21% 08/19/14   85,000,000   84,945,600
(y)++PepsiCo, Inc.                     0.03% 05/12/14  100,000,000   99,999,000
(y)++Pfizer, Inc.                      0.07% 05/14/14   90,000,000   90,000,000
(y)++Procter & Gamble Co.              0.02% 05/16/14   93,950,000   93,949,061
(y)++Procter & Gamble Co.              0.04% 06/10/14   93,100,000   93,095,345
(y)Province of Ontario                 0.05% 05/08/14   26,611,000   26,610,734
(y)Province of Ontario                 0.03% 05/12/14   26,211,000   26,210,738
(y)Province of Ontario                 0.05% 05/15/14  100,000,000   99,998,000
(y)Province of Ontario                 0.05% 05/20/14   36,300,000   36,298,911
(y)Province of Ontario                 0.08% 06/04/14  100,000,000   99,992,000
(y)Province of Ontario                 0.08% 06/13/14  100,000,000   99,990,000
(y)Province of Ontario                 0.11% 08/13/14  100,000,000   99,968,000
(y)Province of Ontario                 0.11% 08/22/14  100,000,000   99,965,000
(y)++Province of Quebec                0.09% 05/12/14  100,000,000   99,997,000
(y)++Province of Quebec                0.10% 05/22/14   75,000,000   74,995,500
(y)++Province of Quebec                0.10% 05/28/14   50,000,000   49,996,000
(y)++Province of Quebec                0.11% 06/10/14  100,000,000   99,987,000
(y)++Province of Quebec                0.15% 07/10/14   24,410,000   24,402,924
(y)++Province of Quebec                0.15% 07/14/14  100,000,000   99,968,750
(y)++Province of Quebec                0.16% 07/30/14  100,000,000   99,959,000
(y)++Roche Holdings, Inc.              0.06% 05/06/14   50,000,000   49,999,500
(y)++Sanofi-Aventis SA                 0.08% 05/06/14  288,000,000  287,999,999
(y)++Sanofi-Aventis SA                 0.09% 05/12/14   49,000,000   49,000,000
(y)++Siemens Capital Co. LLC           0.06% 05/06/14   56,750,000   56,749,433
(y)++Siemens Capital Co. LLC           0.11% 06/05/14  100,000,000   99,989,000
(y)++Standard Chartered Bank PLC       0.06% 05/06/14   25,400,000   25,399,746
(y)++Standard Chartered Bank PLC       0.15% 06/25/14   78,000,000   77,982,060
(y)++Standard Chartered Bank PLC       0.16% 07/09/14   42,500,000   42,486,825
(y)++Standard Chartered Bank PLC       0.16% 07/14/14   15,000,000   14,995,050
(y)++Standard Chartered Bank PLC       0.17% 07/21/14   68,300,000   68,274,046
(y)++Statoil ASA                       0.07% 05/02/14   87,775,000   87,774,658
(y)++Statoil ASA                       0.07% 05/05/14   97,590,000   97,589,024
(y)++Svenska Handelsbanken, Inc.       0.08% 05/14/14  100,000,000   99,997,000
(y)++Svenska Handelsbanken, Inc.       0.16% 06/26/14   40,000,000   39,990,000
(y)++Svenska Handelsbanken, Inc.       0.16% 07/09/14   20,000,000   19,993,600
(y)++Svenska Handelsbanken, Inc.       0.20% 09/10/14   40,000,000   39,970,800

                      See notes to financial statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
April 30, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                        Rate  Maturity Face Amount $   Fair Value $
--------------------                                        ----  -------- -------------- --------------
COMMERCIAL PAPER - 61.4% (CONTINUED)
(y)++Svenska Handelsbanken, Inc.                            0.21% 09/22/14     30,000,000     29,975,028
(y)++Svenska Handelsbanken, Inc.                            0.22% 10/21/14    100,000,000     99,895,000
(y)++Svenska Handelsbanken, Inc.                            0.22% 10/22/14     50,000,000     49,947,000
(y)++Svenska Handelsbanken, Inc.                            0.22% 10/29/14    100,000,000     99,888,000
(y)++Toronto Dominion Holdings                              0.05% 05/07/14     31,000,000     30,999,690
(y)++Toronto Dominion Holdings                              0.04% 05/09/14     86,750,000     86,749,133
(y)++Toronto Dominion Holdings                              0.05% 05/20/14     80,000,000     79,997,600
(y)++Toronto Dominion Holdings                              0.10% 07/09/14     25,000,000     24,995,000
(y)++Toronto Dominion Holdings                              0.11% 07/14/14     50,000,000     49,989,000
(y)++Toronto Dominion Holdings                              0.13% 08/07/14     30,000,000     29,989,500
(y)++Toronto Dominion Holdings                              0.18% 10/23/14     50,000,000     49,956,500
(y)++Total Capital Canada Ltd.                              0.15% 05/07/14     50,000,000     49,998,500
(y)++Total Capital Canada Ltd.                              0.13% 05/14/14     75,000,000     74,996,250
(y)++Total Capital Canada Ltd.                              0.13% 05/19/14    100,000,000     99,993,000
(y)++Total Capital Canada Ltd.                              0.16% 06/26/14    100,000,000     99,975,000
(y)Toyota Motor Credit Corp.                                0.05% 05/14/14     50,000,000     49,999,000
(y)Toyota Motor Credit Corp.                                0.05% 05/27/14     75,000,000     74,997,000
(y)Toyota Motor Credit Corp.                                0.08% 06/25/14     50,000,000     49,994,000
(y)Toyota Motor Credit Corp.                                0.09% 07/23/14     50,000,000     49,989,500
(y)++United Overseas Bank                                   0.09% 05/08/14    100,000,000     99,998,000
(y)++United Overseas Bank                                   0.09% 05/19/14      9,500,000      9,499,525
(y)++United Overseas Bank                                   0.10% 05/22/14     30,000,000     29,998,200
(y)++United Overseas Bank                                   0.10% 06/04/14    100,000,000     99,990,000
(y)++United Overseas Bank                                   0.15% 07/14/14     50,000,000     49,984,500
(y)++United Overseas Bank                                   0.22% 09/10/14     75,000,000     74,938,500
(y)++United Overseas Bank                                   0.27% 10/23/14    100,000,000     99,870,000
(y)++Wal-Mart Stores, Inc.                                  0.11% 05/05/14     96,600,000     96,600,000
(y)Wells Fargo & Co.                                        0.13% 06/03/14    150,000,000    149,982,000
(y)++Westpac Securities NZ Ltd.                             0.05% 05/16/14     71,000,000     70,998,580
(y)++Westpac Securities NZ Ltd.                             0.05% 05/21/14    100,000,000     99,997,000
(y)++Westpac Securities NZ Ltd.                             0.20% 09/26/14     21,150,000     21,132,657
                                                                           -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $13,343,951,904)                              13,347,767,000 13,344,229,642
                                                                           -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 9.5%
(r)Australia & New Zealand Banking Group                    0.48% 01/29/15      2,000,000      2,004,160
(r)National Australia Bank NY                               0.24% 08/14/14    100,000,000    100,017,400
(r)National Australia Bank NY                               0.22% 10/23/14    125,000,000    125,018,625
Nordea Bank Finland NY                                      0.19% 08/11/14     50,000,000     50,000,000
(r)Rabobank Nederland NV NY                                 0.27% 07/10/14    100,000,000    100,018,900
(r)Rabobank Nederland NV NY                                 0.27% 07/23/14    125,000,000    125,028,750
(r)Rabobank Nederland NV NY                                 0.28% 09/03/14    100,000,000    100,019,000
(r)Rabobank Nederland NV NY                                 0.24% 10/03/14     75,000,000     75,005,250
(r)Rabobank Nederland NV NY                                 0.29% 12/01/14     75,000,000     75,012,750
(r)Royal Bank of Canada NY                                  0.15% 09/18/14    100,000,000     99,993,000
(r)Royal Bank of Canada NY                                  0.25% 10/17/14     50,000,000     50,014,000
(r)Royal Bank of Canada NY                                  0.46% 01/06/15    220,450,000    220,789,493
(r)Royal Bank of Canada NY                                  0.23% 02/20/15    100,000,000     99,992,000
Svenska Handelsbanken NY                                    0.22% 08/25/14    105,000,000    105,008,400
(r)Svenska Handelsbanken NY                                 0.41% 10/06/14     32,000,000     32,017,280
(r)Toronto Dominion Bank NY                                 0.20% 06/17/14    100,000,000    100,008,300
(r)Toronto Dominion Bank NY                                 0.21% 11/18/14    100,000,000    100,011,000
(r)Westpac Banking Corp.                                    0.24% 08/15/14    100,000,000    100,020,000
(r)Westpac Banking Corp.                                    0.23% 08/28/14    100,000,000    100,021,000
(r)Westpac Banking Corp.                                    0.22% 03/19/15    200,000,000    199,966,000
(r)Westpac Banking Corp.                                    0.23% 04/02/15    100,000,000     99,983,000
                                                                           -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,059,852,145)                  2,059,450,000  2,059,948,308
                                                                           -------------- --------------
U.S. GOVERNMENT AGENCY SECURITIES - 3.2%
(y)Federal Home Loan Bank                                   0.02% 05/02/14     82,800,000     82,799,917
(y)Federal Home Loan Bank                                   0.03% 05/07/14    100,000,000     99,999,500
(y)Federal Home Loan Bank                                   0.03% 05/14/14    250,000,000    249,997,250
(y)Federal Home Loan Bank                                   0.03% 05/16/14    125,000,000    124,998,375

                      See notes to financial statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
April 30, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                          Rate  Maturity Face Amount $  Fair Value $
--------------------                                                          ----  -------- ------------- ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 3.2% (CONTINUED)
(y)Federal Home Loan Bank                                                     0.03% 05/21/14   100,000,000      99,998,300
(y)Federal Home Loan Mortgage Corp.                                           0.03% 06/09/14    33,700,000      33,698,888
                                                                                             ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $691,485,709)                                    691,500,000     691,492,230
                                                                                             ------------- ---------------
REPURCHASE AGREEMENTS - 17.0%
Barclays Capital Group LLC (Purchased on 04/30/14, Proceeds at maturity
  $800,000,889 collateralized by U.S. Treasury Securities, 0.00% - 2.25%,
  5/29/14 - 11/15/22, market value $816,000,075)                              0.04% 05/01/14   800,000,000     800,000,000
Deutsche Bank Securities, Inc. (Purchased on 04/30/14, Proceeds at maturity
  $800,001,111 collateralized by U.S. Treasury Securities, 0.00% - 7.13%,
  5/15/14 - 2/15/24, market value $816,000,016)                               0.05% 05/01/14   800,000,000     800,000,000
Deutsche Bank Securities, Inc. (Purchased on 04/30/14, Proceeds at maturity
  $150,000,208 collateralized by U.S. Government Agency Backed Securities,
  0.00% - 5.25%, 5/28/14 - 12/11/20, market value $153,000,531)               0.05% 05/01/14   150,000,000     150,000,000
Goldman Sachs & Co. (Purchased on 04/30/14, Proceeds at maturity
  $500,000,694 collateralized by U.S. Government Agency Backed Securities,
  1.63% - 8.00%, 5/15/14 - 4/20/44, market value $510,000,000)                0.05% 05/01/14   500,000,000     500,000,000
HSBC Securities (USA), Inc. (Purchased on 04/30/14, Proceeds at maturity
  $600,000,833 collateralized by U.S. Treasury Securities, 0.00% - 4.25%,
  5/31/14 - 4/30/21, market value $612,003,331)                               0.05% 05/01/14   600,000,000     600,000,000
JPMorgan Securities (Purchased on 04/30/14, Proceeds at maturity
  $100,000,111 collateralized by U.S. Government Agency Backed Securities,
  0.00% - 6.25%, 12/29/14 - 11/15/23, market value $102,002,202)              0.04% 05/01/14   100,000,000     100,000,000
RBC Capital Markets, LLC (Purchased on 04/30/14, Proceeds at maturity
  $100,000,111 collateralized by U.S. Treasury Securities, 0.13% - 8.13%,
  1/31/17 - 8/15/19, market value $102,000,010)                               0.04% 05/01/14   100,000,000     100,000,000
Toronto Dominion Bank NY (Purchased on 04/30/14, Proceeds at maturity
  $650,000,903 collateralized by U.S. Government Agency Backed Securities and U.S. Treasury Securities, 0.00% - 5.5%, 5/1/14 - 4/30/21, market value
  $663,000,754)                                                               0.05% 05/01/14   650,000,000     650,000,000
                                                                                             ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,700,000,000)                                            3,700,000,000   3,700,000,000
                                                                                             ------------- ---------------
U.S. TREASURY OBLIGATIONS - 4.2%
(y)U.S. Treasury Bill                                                         0.01% 05/15/14   100,000,000      99,999,600
(y)U.S. Treasury Bill                                                         0.01% 07/03/14   100,000,000      99,997,400
(y)U.S. Treasury Bill                                                         0.03% 08/21/14   200,000,000     199,981,400
(y)U.S. Treasury Bill                                                         0.03% 08/28/14   100,000,000      99,990,900
(y)U.S. Treasury Bill                                                         0.03% 09/04/14   100,000,000      99,989,500
(y)U.S. Treasury Bill                                                         0.03% 09/11/14   100,000,000      99,988,900
(y)U.S. Treasury Bill                                                         0.03% 09/18/14   100,000,000      99,988,300
(y)U.S. Treasury Bill                                                         0.03% 09/25/14   100,000,000      99,985,700
                                                                                             ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $899,816,697)                                            900,000,000     899,921,700
                                                                                             ------------- ---------------
TOTAL INVESTMENTS (Cost 21,705,359,861) - 100.0%                                                           $21,705,785,017
                                                                                                           ===============

                      See notes to financial statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
April 30, 2014
--------------------------------------------------------------------------------

AG--Aktiengesellschaft (German & Swiss stock corporation)
LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at April 30, 2014 was $9,488,473,589 which represented 43.7% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of 04/30/14.
(y)The rate shown is the effective yield.

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014
(UNAUDITED)

  ASSETS:
  Investments, at value                                        $18,005,785,017
  Repurchase agreements, at value                                3,700,000,000
                                                               ---------------
         Total Investments                                      21,705,785,017
                                                               ---------------
  Cash                                                             751,446,819
  Interest receivable                                                1,317,797
  Prepaid expenses                                                      22,737
                                                               ---------------
         Total Assets                                           22,458,572,370
                                                               ---------------
  LIABILITIES:
  Payable for investments purchased                                 12,903,622
  Distributions payable                                              1,479,072
  Accrued expenses and other payables:
     Investment Advisory Fees                                          939,641
     Director/Trustee Fees                                             302,166
     Administration Fees                                               131,812
     Professional Fees                                                 103,607
     CCO Fees                                                            2,154
     Other Expenses                                                     15,693
                                                               ---------------
         Total Liabilities                                          15,877,767
                                                               ---------------
  Net Assets                                                   $22,442,694,603
                                                               ===============
  NET ASSETS CONSIST OF:
  Capital                                                      $22,442,186,609
  Accumulated Net Realized Gains from Investment Transactions           82,837
  Net Unrealized Appreciation on Investments                           425,157
                                                               ---------------
  NET ASSETS                                                   $22,442,694,603
                                                               ===============
  Shares of Beneficial Interest (Unlimited Number of Shares
     Authorized, No Par value)                                   1,939,687,693
                                                               ===============
  Net Asset Value (Offering and Redemption Price Per Share)    $         11.57
                                                               ===============
  Investments at cost                                          $21,705,359,861

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014
(UNAUDITED)

     INVESTMENT INCOME:
     Interest                                                 $13,845,713
                                                              -----------
        Total Investment Income                                13,845,713
                                                              -----------
     EXPENSES:
     Investment Advisory Fees                                   5,154,818
     Administration Fees                                          721,727
     Professional Fees                                             53,555
     Director/Trustee Fees                                         88,098
     CCO Fees                                                      12,060
     Other Expenses                                                51,083
                                                              -----------
        Total Expenses Before Fee Reductions                    6,081,341
                                                              -----------
     Fees Paid Indirectly                                        (231,305)
                                                              -----------
        Net Expenses                                            5,850,036
                                                              -----------
     Net Investment Income                                      7,995,677
                                                              -----------
     REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
     Net Realized Gains from Investment Transactions               83,950
     Change in Unrealized Appreciation on Investments             188,281
                                                              -----------
     Net Realized/Unrealized Gains (Losses) from Investments      272,231
                                                              -----------
     CHANGE IN NET ASSETS RESULTING FROM OPERATIONS           $ 8,267,908
                                                              ===========

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX
                                                                            MONTHS         FOR THE YEAR
                                                                            ENDED             ENDED
                                                                        APRIL 30, 2014     OCTOBER 31,
                                                                         (UNAUDITED)           2013
                                                                       ----------------  ----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net Investment Income                                               $      7,995,677  $     18,770,688
   Net Realized Gains from Investment Transactions                               83,950           140,936
   Net Change in Unrealized Appreciation/Depreciation on Investments            188,281          (977,445)
                                                                       ----------------  ----------------
   Change in net assets resulting from operations                             8,267,908        17,934,179
                                                                       ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                     (8,051,976)      (18,714,389)
   Net Realized Gain                                                           (141,343)         (449,921)
                                                                       ----------------  ----------------
   Change in Net Assets from Distributions to Shareholders                   (8,193,319)      (19,164,310)
                                                                       ----------------  ----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                           43,002,448,068    74,923,851,815
   Dividends Reinvested                                                              --            11,708
   Cost of Shares Redeemed                                              (40,052,284,247)  (69,873,964,028)
                                                                       ----------------  ----------------
Change in Net Assets from Capital Transactions                            2,950,163,821     5,049,899,495
                                                                       ================  ================
Change in Net Assets                                                      2,950,238,410     5,048,669,364

NET ASSETS:
Beginning of Period                                                      19,492,456,193    14,443,786,829
                                                                       ----------------  ----------------
End of Period                                                          $ 22,442,694,603  $ 19,492,456,193
                                                                       ================  ================
Accumulated Net Investment Income                                      $             --  $         56,299
                                                                       ================  ================
SHARES TRANSACTIONS:
   Shares Issued                                                          3,716,719,798     6,475,700,245
   Reinvested                                                                        --             1,012
   Shares Redeemed                                                       (3,461,735,890)   (6,039,236,304)
                                                                       ----------------  ----------------
Change in Shares                                                            254,983,908       436,464,953
                                                                       ================  ================

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                                                 FOR THE
                                                             FOR THE          FOR THE          FOR THE           PERIOD
                                          FOR THE          YEAR ENDED       YEAR ENDED       YEAR ENDED           ENDED
                                        PERIOD ENDED       OCTOBER 31,      OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                       APRIL 30, 2014         2013             2012+            2011+            2010*+
                                      --------------     -----------      -----------      -----------      -----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD   $     11.57       $     11.57      $     11.57      $     11.57      $     11.57
                                       -----------       -----------      -----------      -----------      -----------

INVESTMENT ACTIVITIES:
   Net Investment Income                        --/(a)/         0.01             0.02             0.02             0.02
   Net Realized and Unrealized Gain/
     (Losses) on Investments                    --/(a)/           --/(a)/          --/(a)/          --/(a)/          --/(a)/
                                       -----------       -----------      -----------      -----------      -----------
Total from Investment Activities                --/(a)/         0.01             0.02             0.02             0.02
                                       -----------       -----------      -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                        --/(a)/        (0.01)           (0.02)           (0.02)           (0.02)
   Net Realized Gains                           --/(a)/           --/(a)/          --/(a)/          --/(a)/          --/(a)/
                                       -----------       -----------      -----------      -----------      -----------
TOTAL DISTRIBUTIONS                             --/(a)/        (0.01)           (0.02)           (0.02)           (0.02)
                                       -----------       -----------      -----------      -----------      -----------
Net Asset Value, End of Period         $     11.57       $     11.57      $     11.57      $     11.57      $     11.57
                                       ===========       ===========      ===========      ===========      ===========
Total Return                                  0.04%/(b)/        0.13%            0.21%            0.18%            0.17%/(b)/

SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S)      $22,442,695       $19,492,456      $14,443,787      $15,219,622      $13,815,049

Ratios to Average Net Assets:
Net Investment Income/(c)/                    0.08%             0.12%            0.21%            0.18%            0.23%
Gross Expenses/(c)/                           0.06%             0.06%            0.06%            0.06%            0.06%
Net Expenses/(c)(d)/                          0.06%             0.06%            0.06%            0.06%            0.06%

* For the Period February 1, 2010 (commencement of operations) to October 31, 2010.
+ As described in Note H, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(a)Amount less than $0.005.
(b)Not annualized.
(c)Annualized for periods less than one year.
(d)Ratio as disclosed reflects the impact of custody fee credits earned by the Fund on cash balances.

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited)
April 30, 2014

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven portfolios one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining operational portfolios are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Directors/Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated bid-side prices provided by one or more independent pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..  Level 1 - quoted prices in active markets for identical securities

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (continued)
April 30, 2014

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended April 30, 2014, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

For the six-months ended April 30, 2014, there were no transfers between Level 1 and Level 2, and no Level 3 investments held by the Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of April 30, 2014:

                                                                               LEVEL 3
                                                 LEVEL 1         LEVEL 2     INVESTMENTS
                                              INVESTMENTS IN   INVESTMENTS       IN
                                                SECURITIES    IN SECURITIES  SECURITIES
                                              -------------- --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                                 $--       $   587,865,025     $--
   Yankee Bonds                                     --           422,328,112      --
   Commercial Paper                                 --        13,344,229,642      --
   Yankee Certificates of Deposit                   --         2,059,948,308      --
   U.S. Government Agency Backed Securities         --           691,492,230      --
   Repurchase Agreements                            --         3,700,000,000      --
   U.S. Treasury Obligations                        --           899,921,700      --
                                                   ---       ---------------     ---
       Total Investments                           $--       $21,705,785,017     $--
                                                   ===       ===============     ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (continued)
April 30, 2014

designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2014, the Fund's total liability of $269,214 for deferred compensation to Trustees is included in "Director/Trustee Fees" payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount using the effective yield method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

4. ALLOCATIONS - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective funds in the Trust based upon relative net assets or on another reasonable basis.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2013 attributable to distribution redesignations.

As of April 30, 2014, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (continued)
April 30, 2014

The tax character of distributions paid to shareholders during the year ended October 31, 2013 was as follows:

                            DISTRIBUTIONS PAID FROM
                            -----------------------
                                           NET                     TOTAL
                                        INVESTMENT  TAX EXEMPT DISTRIBUTIONS
                                          INCOME      INCOME       PAID
                                        ----------- ---------- -------------
    The DFA Short Term Investment Fund  $19,164,310    $--      $19,164,310

As of October 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                   UNDISTRIBUTED                                                              TOTAL
                               ---------------------                           ACCUMULATED    UNREALIZED   ACCUMULATED
                                ORDINARY  TAX-EXEMPT ACCUMULATED DISTRIBUTIONS CAPITAL AND   APPRECIATION   EARNINGS
                                 INCOME     INCOME    EARNINGS      PAYABLE    OTHER LOSSES (DEPRECIATION)  (DEFICIT)
                               ---------- ---------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment
  Fund                         $1,814,964    $--     $1,814,964   $(1,339,034)     $--         $236,876     $712,806

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor (as defined below) has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Repurchase Agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (continued)
April 30, 2014

bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS - Certain officers of the Advisor are also officers of the Fund; however, such officers (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. Amounts paid to the Fund's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.007% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (concluded)
April 30, 2014

G. LINE OF CREDIT

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured line of credit effective January 10, 2014 with Citibank, N.A. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 9, 2015. There were no borrowings by the Fund under this line of credit during the six-month period ended April 30, 2014.

H. REVERSE SHARE SPLIT

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
April 30, 2014

EXPENSE EXAMPLE

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSES PAID   EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*   DURING PERIOD
                                      11/1/2013    04/30/2014   11/1/13-4/30/14 11/1/13-4/30/14
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,000.80        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2013 to April 30, 2014 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited) (continued)
April 30, 2014

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSES PAID   EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*   DURING PERIOD
                                      11/1/2013    04/30/2014   11/1/13-4/30/14 11/1/13-4/30/14
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,024.50        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2013 to April 30, 2014 divided by the number of days in the fiscal year.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on March 31, 2014. The Schedule of Portfolio Holdings for the Fund in this report is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited) (concluded)
April 30, 2014

Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.goc, or the Schedule may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Board of Trustees of the Trust (the "Board") considered the approval of the investment management agreement ("Advisory Agreement") for the Fund.

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund;
(ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was reasonable as compared with relevant performance standards, based on the Fund's investment strategies and the expectation of the shareholder base.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of the Fund were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 Name of Entity for which Schedule of
 Investments is Provided
 ------------------------------------
 The U.S. Large Cap Value Series

 The DFA International Value Series

 The Japanese Small Company Series

 The Asia Pacific Small Company Series

 The United Kingdom Small Company Series

 The Continental Small Company Series

 The Canadian Small Company Series

 The Emerging Markets Series

 The Emerging Markets Small Cap Series

 The Tax-Managed U.S. Marketwide Value Series

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations


   ADR      American Depository Receipt
   FNMA     Federal National Mortgage Association
   GDR      Global Depository Receipt
   NVDR     Non-Voting Depository Receipt
   P.L.C.   Public Limited Company
   REIT     Real Estate Investment Trust
   STRIP    Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes


   +     See Security Valuation Note within the Notes to Schedules of
         Investments.
   ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
   *     Non-Income Producing Securities.
   #     Total or Partial Securities on Loan.
   @     Security purchased with cash proceeds from securities on loan.
   (o)   Security is being fair valued as of April 30, 2013.
   --    Amounts designated as -- are either zero or rounded to zero.
   (S)   Affiliated Fund.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES       VALUE+
                                                          --------- --------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (11.6%)
#   Autoliv, Inc.                                            11,372 $    1,159,717
#   Best Buy Co., Inc.                                       18,980        492,151
    Carnival Corp.                                        2,381,323     93,609,807
    CBS Corp. Class A                                         7,236        420,773
    Comcast Corp. Class A                                 9,873,756    511,065,611
#   Comcast Corp. Special Class A                         3,813,064    194,580,656
    Dillard's, Inc. Class A                                 112,692     11,035,928
#   DR Horton, Inc.                                         379,593      8,457,332
#   GameStop Corp. Class A                                  598,147     23,734,473
    General Motors Co.                                    3,716,863    128,157,436
    Graham Holdings Co. Class B                              32,261     21,654,551
*   Hyatt Hotels Corp. Class A                               26,622      1,498,286
#   Kohl's Corp.                                            679,894     37,251,392
#*  Lands' End, Inc.                                        140,755      3,891,876
    Lear Corp.                                               57,952      4,813,493
#   Lennar Corp. Class A                                    203,031      7,834,966
    Lennar Corp. Class B                                      4,312        140,226
*   Liberty Global P.L.C. Class C                             5,034        193,457
*   Liberty Interactive Corp. Class A                     2,560,957     74,421,410
*   Liberty Media Corp. Class A                             156,789     20,337,101
*   Liberty Ventures Series A                               244,134     14,169,537
*   MGM Resorts International                             2,389,018     60,274,924
*   Mohawk Industries, Inc.                                 286,453     37,929,242
*   News Corp. Class A                                      290,667      4,947,152
#*  News Corp. Class B                                       31,823        526,352
    PVH Corp.                                                66,339      8,330,188
    Royal Caribbean Cruises, Ltd.                         1,051,952     55,890,210
#*  Sears Holdings Corp.                                    530,007     23,219,607
    Service Corp. International                             219,283      4,115,942
#   Staples, Inc.                                         1,585,772     19,822,150
    Target Corp.                                             41,634      2,570,900
    Time Warner Cable, Inc.                               1,876,119    265,395,794
    Time Warner, Inc.                                     5,052,904    335,816,000
#*  Toll Brothers, Inc.                                     329,804     11,292,489
*   TRW Automotive Holdings Corp.                               459         36,881
    Whirlpool Corp.                                          12,924      1,982,283
                                                                    --------------
Total Consumer Discretionary                                         1,991,070,293
                                                                    --------------
Consumer Staples -- (6.9%)
    Archer-Daniels-Midland Co.                            3,151,861    137,830,881
    Beam, Inc.                                               61,513      5,134,490
    Bunge, Ltd.                                             553,069     44,051,946
*   Constellation Brands, Inc. Class A                      462,850     36,953,944
    CVS Caremark Corp.                                    6,986,047    508,025,338
    Ingredion, Inc.                                          20,328      1,432,108
    JM Smucker Co. (The)                                    538,740     52,085,383
    Molson Coors Brewing Co. Class B                        763,563     45,790,873
    Mondelez International, Inc. Class A                  7,976,433    284,359,836
    Safeway, Inc.                                           196,076      6,678,349

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
Consumer Staples -- (Continued)
    Tyson Foods, Inc. Class A                             1,426,374 $   59,864,917
                                                                    --------------
Total Consumer Staples                                               1,182,208,065
                                                                    --------------
Energy -- (21.6%)
    Anadarko Petroleum Corp.                              2,644,697    261,877,897
    Apache Corp.                                          1,895,772    164,553,010
    Baker Hughes, Inc.                                    1,938,026    135,468,017
    Chesapeake Energy Corp.                               3,250,749     93,459,034
    Chevron Corp.                                         4,835,771    606,985,976
    Cimarex Energy Co.                                       44,110      5,254,383
    ConocoPhillips                                        6,993,622    519,696,051
#   Denbury Resources, Inc.                               1,413,859     23,781,108
    Devon Energy Corp.                                    1,721,246    120,487,220
    Exxon Mobil Corp.                                     1,502,573    153,878,501
#   Helmerich & Payne, Inc.                                 516,470     56,114,465
    Hess Corp.                                            1,628,606    145,206,511
#   HollyFrontier Corp.                                     459,148     24,146,593
    Marathon Oil Corp.                                    3,640,872    131,617,523
    Marathon Petroleum Corp.                              1,752,484    162,893,388
    Murphy Oil Corp.                                        728,510     46,209,389
    Nabors Industries, Ltd.                               1,355,841     34,601,062
    National Oilwell Varco, Inc.                          2,032,845    159,639,318
    Noble Corp. P.L.C.                                      721,779     22,238,011
    Occidental Petroleum Corp.                            2,152,468    206,098,811
    Patterson-UTI Energy, Inc.                              732,485     23,827,737
    Peabody Energy Corp.                                    307,711      5,849,586
    Phillips 66                                           2,926,797    243,568,046
    QEP Resources, Inc.                                     458,418     14,068,848
*   Rowan Cos. P.L.C. Class A                               580,491     17,948,782
    Superior Energy Services, Inc.                           56,288      1,853,001
    Tesoro Corp.                                            615,285     34,634,393
#   Tidewater, Inc.                                          61,917      3,153,433
#   Transocean, Ltd.                                      1,340,027     57,714,963
    Valero Energy Corp.                                   2,806,975    160,474,761
*   Weatherford International, Ltd.                       2,173,272     45,638,712
*   Whiting Petroleum Corp.                                 281,425     20,746,651
*   WPX Energy, Inc.                                         50,407      1,072,661
                                                                    --------------
Total Energy                                                         3,704,757,842
                                                                    --------------
Financials -- (22.0%)
    ACE, Ltd.                                                93,185      9,534,689
    Aflac, Inc.                                              14,310        897,523
*   Alleghany Corp.                                           1,128        460,201
    Allied World Assurance Co. Holdings AG                  185,434     19,969,387
    Allstate Corp. (The)                                    293,542     16,717,217
*   American Capital, Ltd.                                  802,500     12,029,475
    American Financial Group, Inc.                          487,279     28,471,712
    American International Group, Inc.                    6,143,899    326,425,354
    American National Insurance Co.                          70,112      7,881,290
#   Assurant, Inc.                                          386,198     26,033,607
    Assured Guaranty, Ltd.                                   76,092      1,819,360
    Axis Capital Holdings, Ltd.                             578,662     26,473,787

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                            SHARES       VALUE+
                                                          ---------- --------------
Financials -- (Continued)
    Bank of America Corp.                                 26,957,644 $  408,138,730
    Bank of New York Mellon Corp. (The)                    3,735,585    126,524,264
    BB&T Corp.                                               325,219     12,140,425
    Capital One Financial Corp.                            2,096,624    154,940,514
    Chubb Corp. (The)                                         41,343      3,806,863
    Cincinnati Financial Corp.                                16,670        812,496
    CIT Group, Inc.                                           19,151        824,451
    Citigroup, Inc.                                        7,932,413    380,041,907
    CME Group, Inc.                                        1,612,799    113,524,922
    CNA Financial Corp.                                      498,971     20,432,862
*   E*TRADE Financial Corp.                                   85,792      1,926,030
    Everest Re Group, Ltd.                                   157,323     24,861,754
    Fifth Third Bancorp                                      243,554      5,019,648
*   Genworth Financial, Inc. Class A                       2,374,310     42,381,433
    Goldman Sachs Group, Inc. (The)                          569,608     91,034,751
    Hartford Financial Services Group, Inc. (The)          2,344,221     84,087,207
    HCC Insurance Holdings, Inc.                               2,282        104,835
    Hudson City Bancorp, Inc.                                 71,664        713,773
    Huntington Bancshares, Inc.                              235,814      2,160,056
    JPMorgan Chase & Co.                                   9,265,436    518,679,107
    KeyCorp                                                   96,319      1,313,791
#   Legg Mason, Inc.                                         641,854     30,096,534
    Leucadia National Corp.                                  137,025      3,496,878
    Lincoln National Corp.                                 1,407,216     68,264,048
    Loews Corp.                                            2,035,540     89,502,694
#   M&T Bank Corp.                                             7,681        937,159
    MetLife, Inc.                                          4,300,949    225,154,680
    Morgan Stanley                                         6,887,527    213,031,210
#   NASDAQ OMX Group, Inc. (The)                             801,702     29,582,804
#   New York Community Bancorp, Inc.                          80,866      1,246,145
    Old Republic International Corp.                         632,434     10,473,107
    PartnerRe, Ltd.                                          193,939     20,441,171
#   People's United Financial, Inc.                          138,880      1,983,206
    PNC Financial Services Group, Inc. (The)                 355,317     29,860,841
    Principal Financial Group, Inc.                          130,706      6,122,269
    Protective Life Corp.                                      7,158        366,132
    Prudential Financial, Inc.                             1,944,264    156,863,220
    Regions Financial Corp.                                5,807,266     58,885,677
    Reinsurance Group of America, Inc.                       357,106     27,393,601
    State Street Corp.                                        43,801      2,827,793
    SunTrust Banks, Inc.                                   2,600,602     99,499,033
    Travelers Cos., Inc. (The)                               239,848     21,725,432
    Unum Group                                             1,374,339     45,655,542
    Validus Holdings, Ltd.                                   167,263      6,200,439
    Wells Fargo & Co.                                      1,770,826     87,903,803
    XL Group P.L.C.                                        1,434,888     44,983,739
#   Zions Bancorp.                                           754,482     21,819,619
                                                                     --------------
Total Financials                                                      3,774,500,197
                                                                     --------------
Health Care -- (9.3%)
    Aetna, Inc.                                            2,009,110    143,550,909
*   Bio-Rad Laboratories, Inc. Class A                         1,222        150,563

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                            SHARES       VALUE+
                                                          ---------- --------------
Health Care -- (Continued)
*   Boston Scientific Corp.                                6,629,529 $   83,598,361
*   CareFusion Corp.                                         907,569     35,449,645
    Cigna Corp.                                               67,632      5,413,265
*   Community Health Systems, Inc.                            12,853        487,000
*   Express Scripts Holding Co.                            3,072,578    204,572,243
*   Forest Laboratories, Inc.                                383,681     35,264,121
#*  Hologic, Inc.                                          1,211,606     25,425,552
    Humana, Inc.                                             707,042     77,597,860
#   Omnicare, Inc.                                           556,064     32,957,913
    Perrigo Co. P.L.C.                                        13,380      1,938,227
    Pfizer, Inc.                                          16,350,996    511,459,155
#   Teleflex, Inc.                                            91,713      9,362,980
    Thermo Fisher Scientific, Inc.                         1,947,634    222,030,276
    UnitedHealth Group, Inc.                                 667,282     50,072,841
    WellPoint, Inc.                                        1,674,297    168,568,222
                                                                     --------------
Total Health Care                                                     1,607,899,133
                                                                     --------------
Industrials -- (11.1%)
#   ADT Corp. (The)                                          686,732     20,766,776
    AGCO Corp.                                               279,803     15,585,027
#*  Avis Budget Group, Inc.                                   78,385      4,122,267
    CSX Corp.                                              5,604,703    158,164,719
    Eaton Corp. P.L.C.                                     2,273,922    165,177,694
#*  Engility Holdings, Inc.                                   31,860      1,390,370
    FedEx Corp.                                              828,737    112,915,416
    General Electric Co.                                  12,431,885    334,293,388
*   Genesee & Wyoming, Inc. Class A                            9,960        986,140
*   Hertz Global Holdings, Inc.                            1,345,507     38,306,584
*   Jacobs Engineering Group, Inc.                           175,921     10,150,642
#   Joy Global, Inc.                                          61,252      3,698,396
    KBR, Inc.                                                 76,803      1,948,492
#   Kennametal, Inc.                                           9,984        466,552
    L-3 Communications Holdings, Inc.                        413,892     47,750,720
    Manpowergroup, Inc.                                       17,135      1,393,761
    Norfolk Southern Corp.                                 1,681,939    158,993,694
    Northrop Grumman Corp.                                 1,364,645    165,818,014
    Oshkosh Corp.                                             36,950      2,051,094
    Owens Corning                                            579,048     23,654,111
    Pentair, Ltd.                                            496,227     36,864,704
*   Quanta Services, Inc.                                    554,686     19,569,322
    Regal-Beloit Corp.                                         6,550        489,482
    Republic Services, Inc.                                1,137,501     39,914,910
    Ryder System, Inc.                                        10,373        852,453
    Southwest Airlines Co.                                 3,905,821     94,403,694
    SPX Corp.                                                 22,870      2,329,081
    Stanley Black & Decker, Inc.                             596,088     51,197,998
    Trinity Industries, Inc.                                  60,075      4,509,229
#   Triumph Group, Inc.                                       29,704      1,925,116
    Union Pacific Corp.                                    1,891,022    360,107,319
#*  United Rentals, Inc.                                      73,167      6,865,260
#   URS Corp.                                                321,791     15,162,792

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                            SHARES       VALUE+
                                                          ---------- --------------
Industrials -- (Continued)
#*  WESCO International, Inc.                                 20,953 $    1,839,254
                                                                     --------------
Total Industrials                                                     1,903,664,471
                                                                     --------------
Information Technology -- (7.0%)
    Activision Blizzard, Inc.                              2,620,144     52,429,081
    Amdocs, Ltd.                                              17,878        831,863
*   Arrow Electronics, Inc.                                  568,882     32,284,054
    Avnet, Inc.                                              711,362     30,681,043
#*  Blackhawk Network Holdings, Inc. Class B                  32,213        741,865
    Broadcom Corp. Class A                                    19,195        591,398
*   Brocade Communications Systems, Inc.                      35,425        329,807
    Cisco Systems, Inc.                                      750,863     17,352,444
    Computer Sciences Corp.                                   13,000        769,340
    Corning, Inc.                                          5,762,032    120,484,089
    Fidelity National Information Services, Inc.           1,308,765     69,927,314
*   First Solar, Inc.                                        154,302     10,413,842
    Hewlett-Packard Co.                                    9,619,949    318,035,514
*   Ingram Micro, Inc. Class A                               725,997     19,572,879
    Intel Corp.                                            5,871,145    156,700,860
    Jabil Circuit, Inc.                                       21,310        367,811
*   Juniper Networks, Inc.                                   922,663     22,780,549
*   Lam Research Corp.                                       325,184     18,733,850
#   Leidos Holdings, Inc.                                     35,342      1,316,136
    Marvell Technology Group, Ltd.                           398,733      6,323,905
*   Micron Technology, Inc.                                3,654,213     95,448,044
#   NVIDIA Corp.                                             629,521     11,627,253
    Western Digital Corp.                                    564,843     49,779,614
    Xerox Corp.                                            5,691,007     68,804,275
*   Yahoo!, Inc.                                           2,644,444     95,067,762
                                                                     --------------
Total Information Technology                                          1,201,394,592
                                                                     --------------
Materials -- (3.2%)
    Alcoa, Inc.                                            5,353,379     72,110,015
    Ashland, Inc.                                            388,650     37,543,590
    Freeport-McMoRan Copper & Gold, Inc.                   4,647,012    159,717,802
    International Paper Co.                                2,043,676     95,337,485
#   MeadWestvaco Corp.                                       841,379     32,872,678
    Mosaic Co. (The)                                         407,332     20,382,893
    Newmont Mining Corp.                                     381,443      9,471,230
    Nucor Corp.                                              710,746     36,781,106
    Reliance Steel & Aluminum Co.                            359,269     25,443,431
    Rock-Tenn Co. Class A                                    104,397      9,981,397
    Steel Dynamics, Inc.                                     893,527     16,324,738
#   United States Steel Corp.                                 89,096      2,318,278
    Vulcan Materials Co.                                     576,239     37,184,703
                                                                     --------------
Total Materials                                                         555,469,346
                                                                     --------------
Telecommunication Services -- (4.0%)
    AT&T, Inc.                                            15,116,213    539,648,804
#   CenturyLink, Inc.                                      2,353,137     82,148,013
#   Frontier Communications Corp.                          2,036,486     12,117,092

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                            SHARES        VALUE+
                                                           ---------- ---------------
Telecommunication Services -- (Continued)
#*   Sprint Corp.                                           2,491,629 $    21,178,846
     T-Mobile US, Inc.                                        726,568      21,281,177
     Telephone & Data Systems, Inc.                           104,633       2,844,971
#    United States Cellular Corp.                             261,250      10,852,325
#    Windstream Holdings, Inc.                                331,755       3,009,018
                                                                      ---------------
Total Telecommunication Services                                          693,080,246
                                                                      ---------------
Utilities -- (0.3%)
     NRG Energy, Inc.                                       1,581,268      51,739,089
     UGI Corp.                                                 61,277       2,861,023
                                                                      ---------------
Total Utilities                                                            54,600,112
                                                                      ---------------
TOTAL COMMON STOCKS                                                    16,668,644,297
                                                                      ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     State Street Institutional Liquid Reserves, 0.074%    69,498,079      69,498,079
                                                                      ---------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)
                                                           ----------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@ DFA Short Term Investment Fund                        38,162,068     441,535,131
                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,925,873,386)                  $17,179,677,507
                                                                      ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 1,991,070,293           --   --    $ 1,991,070,293
   Consumer Staples               1,182,208,065           --   --      1,182,208,065
   Energy                         3,704,757,842           --   --      3,704,757,842
   Financials                     3,774,500,197           --   --      3,774,500,197
   Health Care                    1,607,899,133           --   --      1,607,899,133
   Industrials                    1,903,664,471           --   --      1,903,664,471
   Information Technology         1,201,394,592           --   --      1,201,394,592
   Materials                        555,469,346           --   --        555,469,346
   Telecommunication Services       693,080,246           --   --        693,080,246
   Utilities                         54,600,112           --   --         54,600,112
Temporary Cash Investments           69,498,079           --   --         69,498,079
Securities Lending Collateral                -- $441,535,131   --        441,535,131
                                --------------- ------------   --    ---------------
TOTAL                           $16,738,142,376 $441,535,131   --    $17,179,677,507
                                =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- ------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (4.6%)
#*  Alumina, Ltd.                                         4,595,906 $  5,773,124
*   Alumina, Ltd. Sponsored ADR                             172,484      855,521
    AMP, Ltd.                                               290,545    1,367,351
    Asciano, Ltd.                                         3,701,696   18,680,169
#   Bank of Queensland, Ltd.                                762,068    8,712,363
    Bendigo and Adelaide Bank, Ltd.                         989,346   10,603,436
*   BlueScope Steel, Ltd.                                   855,334    5,171,168
#   Boral, Ltd.                                           1,960,080   10,402,480
    Caltex Australia, Ltd.                                   18,966      393,703
    Downer EDI, Ltd.                                        337,397    1,575,075
    Echo Entertainment Group, Ltd.                        1,832,302    4,819,299
    GrainCorp, Ltd. Class A                                 367,914    3,034,353
#   Harvey Norman Holdings, Ltd.                          1,068,950    3,271,466
    Incitec Pivot, Ltd.                                   4,514,071   12,116,981
#   Leighton Holdings, Ltd.                                  96,754    1,720,498
    Lend Lease Group                                        869,454   10,508,212
    Macquarie Group, Ltd.                                   729,865   39,322,116
#   Metcash, Ltd.                                           579,881    1,498,020
    National Australia Bank, Ltd.                           178,885    5,890,213
#   New Hope Corp., Ltd.                                     69,375      201,629
#*  Newcrest Mining, Ltd.                                 1,061,347   10,351,508
    Origin Energy, Ltd.                                   2,782,880   38,659,472
    Primary Health Care, Ltd.                               701,130    3,064,448
#*  Qantas Airways, Ltd.                                  3,295,675    3,748,942
    QBE Insurance Group, Ltd.                               935,240   10,093,703
#   Rio Tinto, Ltd.                                         120,548    6,951,906
    Santos, Ltd.                                          4,099,271   52,558,232
    Seven Group Holdings, Ltd.                              361,999    2,772,925
    Seven West Media, Ltd.                                   46,084       80,073
#*  Sims Metal Management, Ltd.                             209,772    1,918,509
*   Sims Metal Management, Ltd. Sponsored ADR               124,013    1,118,597
    Suncorp Group, Ltd.                                   3,736,013   45,370,824
    Tabcorp Holdings, Ltd.                                2,076,000    7,194,711
    Tatts Group, Ltd.                                     3,911,620   11,001,721
    Toll Holdings, Ltd.                                   2,149,986   10,605,009
#   Treasury Wine Estates, Ltd.                           1,372,955    4,889,549
    Washington H Soul Pattinson & Co., Ltd.                  87,756    1,208,637
    Wesfarmers, Ltd.                                      2,586,337  102,933,877
    Woodside Petroleum, Ltd.                                423,192   16,086,002
#   WorleyParsons, Ltd.                                      38,859      609,369
                                                                    ------------
TOTAL AUSTRALIA                                                      477,135,191
                                                                    ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                     372,952   12,540,267
    OMV AG                                                   28,060    1,311,929
    Raiffeisen Bank International AG                         57,158    1,806,796
                                                                    ------------
TOTAL AUSTRIA                                                         15,658,992
                                                                    ------------
BELGIUM -- (1.2%)
    Ageas                                                   517,258   22,260,572

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
BELGIUM -- (Continued)
#   Belgacom SA                                              93,033 $  2,847,510
#   Delhaize Group SA                                       235,124   17,508,100
    Delhaize Group SA Sponsored ADR                         211,600    3,952,688
    KBC Groep NV                                            447,959   27,335,740
    Solvay SA                                               187,574   30,397,313
#   UCB SA                                                  292,847   24,021,241
                                                                    ------------
TOTAL BELGIUM                                                        128,323,164
                                                                    ------------
CANADA -- (8.0%)
    Bank of Montreal                                        101,569    7,002,167
    Barrick Gold Corp.                                    2,020,445   35,297,174
#   Bell Aliant, Inc.                                        62,911    1,549,744
#*  BlackBerry, Ltd.(09228F103)                             477,288    3,656,026
#*  BlackBerry, Ltd.(BCBHZ31)                               435,600    3,326,465
#   Bonavista Energy Corp.                                   22,016      345,893
    Cameco Corp.(13321L108)                                 112,600    2,397,254
    Cameco Corp.(2166160)                                   506,586   10,782,949
    Canadian Natural Resources, Ltd.(136385101)             736,891   30,043,046
#   Canadian Natural Resources, Ltd.(2171573)             1,849,320   75,352,978
#   Canadian Tire Corp., Ltd. Class A                       239,571   23,529,783
#   Crescent Point Energy Corp.                             362,740   14,757,152
#   Eldorado Gold Corp.(284902103)                          109,318      666,840
    Eldorado Gold Corp.(2307873)                            175,726    1,070,982
    Empire Co., Ltd.                                         65,500    4,143,164
#   Enerplus Corp.                                          407,098    9,029,289
    Ensign Energy Services, Inc.                            452,198    7,116,843
    Fairfax Financial Holdings, Ltd.                         54,622   23,816,298
#   First Quantum Minerals, Ltd.                            966,542   19,250,588
#   Genworth MI Canada, Inc.                                 85,424    2,996,718
    George Weston, Ltd.                                      34,410    2,592,562
    Goldcorp, Inc.(2676302)                               1,686,234   41,646,234
    Goldcorp, Inc.(380956409)                                23,874      590,165
#   Husky Energy, Inc.                                      846,066   27,650,275
    IAMGOLD Corp.(450913108)                                573,940    2,003,051
    IAMGOLD Corp.(2446646)                                  231,424      806,569
    Industrial Alliance Insurance & Financial Services,
    Inc.                                                    168,485    6,955,838
    Kinross Gold Corp.                                    3,868,295   15,705,408
#   Loblaw Cos., Ltd.                                       221,495    9,629,339
#*  Lundin Mining Corp.                                     737,610    3,768,638
    Magna International, Inc.                               295,060   28,907,023
    Manulife Financial Corp.                              3,287,435   61,726,575
*   MEG Energy Corp.                                         52,780    1,900,186
*   New Gold, Inc.                                           25,030      126,514
*   Osisko Mining Corp.                                       6,000       42,972
#   Pacific Rubiales Energy Corp.                           425,026    6,937,380
    Pan American Silver Corp.(697900108)                    118,576    1,536,745
    Pan American Silver Corp.(2669272)                      131,923    1,709,143
#   Pengrowth Energy Corp.                                  699,668    4,545,081
#   Penn West Petroleum, Ltd.                             1,034,275    9,351,458
    Precision Drilling Corp.                                763,106    9,921,318
#   Sun Life Financial, Inc.                              1,292,577   43,752,207
    Suncor Energy, Inc.(B3NB1P2)                          3,750,370  144,670,082

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
CANADA -- (Continued)
    Suncor Energy, Inc.(867224107)                           51,781 $  1,998,747
    Talisman Energy, Inc.                                 3,003,838   31,051,033
    Teck Resources, Ltd. Class A                              4,115       98,327
#   Teck Resources, Ltd. Class B                          1,483,730   33,815,588
#   Thomson Reuters Corp.                                 1,234,938   44,696,857
#   TransAlta Corp.                                         616,481    7,531,299
    Trican Well Service, Ltd.                                 6,065       86,876
#*  Turquoise Hill Resources, Ltd.(900435108)               127,382      496,790
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)                 273,114    1,061,508
    West Fraser Timber Co., Ltd.                             50,666    2,265,074
    Westjet Airlines, Ltd.                                    1,000       22,773
    Yamana Gold, Inc.                                     1,425,140   10,675,060
                                                                    ------------
TOTAL CANADA                                                         836,406,048
                                                                    ------------
DENMARK -- (1.6%)
    AP Moeller - Maersk A.S. Class A                          4,500   10,223,400
    AP Moeller - Maersk A.S. Class B                         19,275   46,014,397
    Carlsberg A.S. Class B                                  334,440   33,454,818
    Danske Bank A.S.                                      1,629,867   46,114,182
#   FLSmidth & Co. A.S.                                      23,118    1,237,682
    H Lundbeck A.S.                                         135,698    3,954,912
    Rockwool International A.S. Class B                       1,188      229,157
    TDC A.S.                                              1,531,086   14,378,243
*   Vestas Wind Systems A.S.                                169,081    7,509,069
                                                                    ------------
TOTAL DENMARK                                                        163,115,860
                                                                    ------------
FINLAND -- (0.9%)
#   Fortum Oyj                                              927,640   20,957,319
    Kesko Oyj Class A                                           662       26,444
    Kesko Oyj Class B                                       138,917    5,686,240
#   Neste Oil Oyj                                           110,779    2,278,251
*   Nokia Oyj                                             3,232,344   24,202,402
    Stora Enso Oyj Class R                                1,455,180   14,859,732
#   Stora Enso Oyj Sponsored ADR                             91,500      924,150
    UPM-Kymmene Oyj                                       1,403,467   24,580,035
    UPM-Kymmene Oyj Sponsored ADR                            69,300    1,204,434
                                                                    ------------
TOTAL FINLAND                                                         94,719,007
                                                                    ------------
FRANCE -- (9.5%)
    AXA SA                                                4,004,754  104,508,095
    AXA SA Sponsored ADR                                    140,900    3,536,590
    BNP Paribas SA                                        1,975,744  148,466,225
    Bollore SA(4572709)                                      20,798   13,255,812
*   Bollore SA(BDGTH22)                                          99       61,121
#   Bouygues SA                                             397,462   17,902,047
    Cap Gemini SA                                           213,324   15,072,127
    Casino Guichard Perrachon SA                            143,857   18,330,720
*   CGG SA                                                   89,108    1,541,728
#*  CGG SA Sponsored ADR                                    136,689    2,351,051
    Cie de St-Gobain                                      1,078,023   66,045,558
    Cie Generale des Etablissements Michelin                166,102   20,369,214

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
FRANCE -- (Continued)
    CNP Assurances                                          345,489 $  7,970,273
*   Credit Agricole SA                                    2,838,495   44,787,040
    Eiffage SA                                               25,808    1,950,878
    Electricite de France SA                                498,285   19,134,596
#   GDF Suez                                              3,247,971   81,859,990
    Groupe Eurotunnel SA                                    627,332    8,421,813
    Lafarge SA                                              505,082   46,214,412
    Lagardere SCA                                           221,491    9,282,805
    Natixis                                               2,034,211   14,440,161
    Orange SA                                             3,875,091   62,781,400
#*  Peugeot SA                                              159,012    2,813,391
    Renault SA                                              740,603   72,408,643
    Rexel SA                                                288,486    7,283,371
    SCOR SE                                                  72,412    2,649,755
    Societe Generale SA                                   1,296,228   80,725,428
    STMicroelectronics NV                                 1,542,301   14,707,677
    Vallourec SA                                            119,253    7,047,314
    Vivendi SA                                            3,686,124   99,034,179
                                                                    ------------
TOTAL FRANCE                                                         994,953,414
                                                                    ------------
GERMANY -- (7.4%)
#   Allianz SE                                              518,031   90,152,856
    Allianz SE ADR                                        2,811,910   49,067,830
    Bayerische Motoren Werke AG                             683,720   85,946,981
    Celesio AG                                              108,168    3,759,308
*   Commerzbank AG                                        1,293,711   23,068,364
    Daimler AG                                            2,088,586  194,445,529
    Deutsche Bank AG(5750355)                             1,058,443   46,619,620
#   Deutsche Bank AG(D18190898)                             464,576   20,455,281
#   Deutsche Lufthansa AG                                   475,764   11,947,777
#   Deutsche Telekom AG Sponsored ADR                       442,166    7,406,281
#   E.ON SE                                               3,638,090   69,687,054
    Fraport AG Frankfurt Airport Services Worldwide          37,336    2,761,261
#   HeidelbergCement AG                                     243,824   21,185,401
#   K+S AG                                                   82,279    2,883,065
*   Metro AG                                                 47,914    1,919,614
#   Muenchener Rueckversicherungs AG                        297,828   68,845,597
    RWE AG                                                1,358,567   51,844,377
    Volkswagen AG                                            62,518   16,764,107
                                                                    ------------
TOTAL GERMANY                                                        768,760,303
                                                                    ------------
HONG KONG -- (1.9%)
    Cathay Pacific Airways, Ltd.                          2,931,001    5,546,838
    Cheung Kong Holdings, Ltd.                              750,000   12,788,618
*   FIH Mobile, Ltd.                                      1,931,000    1,043,005
    Great Eagle Holdings, Ltd.                              794,324    2,836,916
    Hang Lung Group, Ltd.                                   150,000      814,614
    Henderson Land Development Co., Ltd.                  3,725,616   22,366,123
#   Hongkong & Shanghai Hotels (The)                      1,903,131    2,783,222
    Hopewell Holdings, Ltd.                               1,244,169    4,282,738
    Hutchison Whampoa, Ltd.                               5,076,000   69,640,150
*   Kerry Logistics Network, Ltd.                           325,000      478,223

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
HONG KONG -- (Continued)
    Kerry Properties, Ltd.                                   866,500 $  2,864,603
    MTR Corp., Ltd.                                          456,500    1,730,953
    New World Development Co., Ltd.                       14,811,625   15,343,288
    NWS Holdings, Ltd.                                       109,395      186,478
    Orient Overseas International, Ltd.                      488,000    2,334,437
    Shangri-La Asia, Ltd.                                    454,000      744,952
    Sino Land Co., Ltd.                                    1,597,872    2,395,991
    Sun Hung Kai Properties, Ltd.                            869,920   11,004,788
    Swire Pacific, Ltd. Class A                              362,000    4,178,583
    Swire Pacific, Ltd. Class B                               42,500       94,363
    Wharf Holdings, Ltd.                                   3,665,990   25,806,822
    Wheelock & Co., Ltd.                                   3,493,000   14,462,997
                                                                     ------------
TOTAL HONG KONG                                                       203,728,702
                                                                     ------------
IRELAND -- (0.2%)
*   Bank of Ireland                                        9,889,009    3,861,178
    CRH P.L.C.                                               295,666    8,607,890
    CRH P.L.C. Sponsored ADR                                 215,216    6,301,524
                                                                     ------------
TOTAL IRELAND                                                          18,770,592
                                                                     ------------
ISRAEL -- (0.3%)
#   Bank Hapoalim BM                                       3,220,797   18,194,258
*   Bank Leumi Le-Israel BM                                3,143,915   12,301,422
*   Israel Discount Bank, Ltd. Class A                       427,704      764,712
    Migdal Insurance & Financial Holding, Ltd.                10,788       17,671
    Mizrahi Tefahot Bank, Ltd.                                99,634    1,331,893
                                                                     ------------
TOTAL ISRAEL                                                           32,609,956
                                                                     ------------
ITALY -- (1.6%)
#*  Banca Monte dei Paschi di Siena SpA                   12,934,984    4,323,140
*   Banco Popolare SC                                        570,354   11,787,163
*   Finmeccanica SpA                                         769,930    7,125,266
    Intesa Sanpaolo SpA                                   10,630,153   36,376,691
#*  Telecom Italia SpA                                     9,373,960   12,045,802
    Telecom Italia SpA Sponsored ADR                       1,874,500   24,068,580
    UniCredit SpA                                          6,290,570   56,361,264
    Unione di Banche Italiane SCPA                         1,854,721   17,704,224
                                                                     ------------
TOTAL ITALY                                                           169,792,130
                                                                     ------------
JAPAN -- (18.3%)
    77 Bank, Ltd. (The)                                      737,372    3,328,885
#   Aeon Co., Ltd.                                         2,444,200   28,229,586
    Aisin Seiki Co., Ltd.                                    421,200   14,884,943
    Alfresa Holdings Corp.                                    89,400    5,565,761
    Amada Co., Ltd.                                          821,000    5,937,633
    Aoyama Trading Co., Ltd.                                  20,400      506,225
    Asahi Glass Co., Ltd.                                  3,971,000   22,513,110
    Asahi Kasei Corp.                                      4,731,000   32,165,111
    Asatsu-DK, Inc.                                           17,500      395,876
    Autobacs Seven Co., Ltd.                                 214,800    3,323,199
    Awa Bank, Ltd. (The)                                      65,600      351,278

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Azbil Corp.                                              23,600 $   535,547
    Bank of Kyoto, Ltd. (The)                               709,400   5,780,221
    Bank of Yokohama, Ltd. (The)                          1,939,000   9,745,599
#   Brother Industries, Ltd.                                194,500   2,720,564
#   Canon Marketing Japan, Inc.                             124,900   2,011,588
    Chiba Bank, Ltd. (The)                                1,189,000   7,557,772
    Chugoku Bank, Ltd. (The)                                391,800   5,193,839
    Citizen Holdings Co., Ltd.                              601,600   4,418,097
    Coca-Cola West Co., Ltd.                                153,707   2,675,133
    COMSYS Holdings Corp.                                   207,400   3,400,125
    Cosmo Oil Co., Ltd.                                   1,287,364   2,408,298
    Dai Nippon Printing Co., Ltd.                         1,815,000  16,348,348
    Dai-ichi Life Insurance Co., Ltd. (The)                 335,200   4,644,780
    Daicel Corp.                                            575,000   4,815,499
#   Daido Steel Co., Ltd.                                   594,000   2,904,292
    Denki Kagaku Kogyo K.K.                                 992,000   3,290,004
    Fuji Media Holdings, Inc.                               112,800   1,900,400
    FUJIFILM Holdings Corp.                               1,327,000  34,279,167
    Fukuoka Financial Group, Inc.                         1,800,000   7,351,211
#   Fukuyama Transporting Co., Ltd.                          85,000     497,435
#   Furukawa Electric Co., Ltd.                             633,000   1,425,174
    Glory, Ltd.                                             126,700   3,277,906
    Gunma Bank, Ltd. (The)                                  921,397   4,897,479
    H2O Retailing Corp.                                     269,000   2,030,019
    Hachijuni Bank, Ltd. (The)                              993,231   5,429,926
    Hakuhodo DY Holdings, Inc.                              452,000   3,506,236
    Hankyu Hanshin Holdings, Inc.                         1,858,000  10,182,904
    Higo Bank, Ltd. (The)                                   282,000   1,449,432
    Hiroshima Bank, Ltd. (The)                              624,000   2,567,284
    Hitachi Capital Corp.                                    47,000   1,158,429
    Hitachi Chemical Co., Ltd.                              191,100   2,811,395
#   Hitachi Construction Machinery Co., Ltd.                155,900   2,892,966
    Hitachi High-Technologies Corp.                         139,900   3,200,363
    Hitachi Transport System, Ltd.                          105,000   1,611,210
    Hokuhoku Financial Group, Inc.                        2,620,000   5,055,915
#   House Foods Group, Inc.                                 148,300   2,467,741
    Ibiden Co., Ltd.                                        344,300   6,214,656
    Idemitsu Kosan Co., Ltd.                                243,896   5,393,398
    Inpex Corp.                                           1,335,200  19,471,761
#   Isetan Mitsukoshi Holdings, Ltd.                        884,200  11,003,040
    ITOCHU Corp.                                          3,579,600  40,126,565
    Iyo Bank, Ltd. (The)                                    551,000   4,954,056
    J Front Retailing Co., Ltd.                           1,455,000   9,248,768
    JFE Holdings, Inc.                                    1,259,700  23,280,837
    Joyo Bank, Ltd. (The)                                 1,376,000   6,697,123
    JTEKT Corp.                                             365,200   5,328,446
    JX Holdings, Inc.                                     6,192,133  32,173,078
#   K's Holdings Corp.                                       41,100   1,192,737
    Kagoshima Bank, Ltd. (The)                              358,143   2,236,996
#   Kajima Corp.                                          1,900,000   7,234,259
#   Kamigumi Co., Ltd.                                      540,000   5,147,447
    Kaneka Corp.                                            790,542   4,636,779

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
JAPAN -- (Continued)
    Kawasaki Kisen Kaisha, Ltd.                            2,648,000 $  5,317,039
    Keiyo Bank, Ltd. (The)                                   418,000    1,839,862
    Kewpie Corp.                                              47,400      681,826
    Kinden Corp.                                             207,000    1,905,706
    Kobe Steel, Ltd.                                       9,305,000   12,214,301
    Konica Minolta, Inc.                                   1,634,700   15,232,338
    Kuraray Co., Ltd.                                      1,060,900   11,928,509
#   Kurita Water Industries, Ltd.                             13,500      284,311
    Kyocera Corp.                                            818,800   38,508,074
    Kyocera Corp. Sponsored ADR                               27,200    1,282,208
    Kyowa Hakko Kirin Co., Ltd.                              571,000    6,502,388
    Lintec Corp.                                               5,100       94,830
    LIXIL Group Corp.                                        201,900    5,350,334
    Mabuchi Motor Co., Ltd.                                   20,400    1,396,923
    Maeda Road Construction Co., Ltd.                         36,000      558,201
#   Marubeni Corp.                                         3,990,000   26,662,826
    Marui Group Co., Ltd.                                    542,642    4,820,083
    Maruichi Steel Tube, Ltd.                                 74,700    1,894,857
    Matsumotokiyoshi Holdings Co., Ltd.                        5,000      147,547
    Medipal Holdings Corp.                                   339,800    4,779,441
    MEIJI Holdings Co., Ltd.                                 102,195    6,271,383
    Mitsubishi Chemical Holdings Corp.                     5,501,500   22,017,152
    Mitsubishi Corp.                                       3,482,500   62,362,177
#   Mitsubishi Gas Chemical Co., Inc.                        948,000    5,473,266
#   Mitsubishi Logistics Corp.                               220,000    3,156,333
    Mitsubishi Materials Corp.                             3,761,000   10,908,907
    Mitsubishi Tanabe Pharma Corp.                           465,600    6,384,436
    Mitsubishi UFJ Financial Group, Inc.                  24,653,206  131,142,580
#   Mitsubishi UFJ Financial Group, Inc. ADR               4,781,372   25,580,340
    Mitsui & Co., Ltd.                                     4,220,700   59,859,529
    Mitsui & Co., Ltd. Sponsored ADR                          11,723    3,312,920
#   Mitsui Chemicals, Inc.                                 1,861,800    4,536,789
    Mitsui Engineering & Shipbuilding Co., Ltd.              651,000    1,263,089
    Mitsui Mining & Smelting Co., Ltd.                        69,030      171,170
    Mitsui OSK Lines, Ltd.                                 3,290,000   10,975,658
    Mizuho Financial Group, Inc.                          42,833,200   83,893,411
    Mizuho Financial Group, Inc. ADR                         205,757      804,510
    MS&AD Insurance Group Holdings                           915,353   20,533,331
    Nagase & Co., Ltd.                                       235,889    2,890,370
    Nanto Bank, Ltd. (The)                                   319,000    1,197,329
    NEC Corp.                                             10,253,101   28,841,930
    NHK Spring Co., Ltd.                                      66,800      604,666
    Nippo Corp.                                              117,000    1,787,701
    Nippon Electric Glass Co., Ltd.                          864,000    4,226,617
    Nippon Express Co., Ltd.                               2,172,238   10,268,853
    Nippon Meat Packers, Inc.                                429,536    7,444,449
#   Nippon Paper Industries Co., Ltd.                        287,500    5,254,265
    Nippon Shokubai Co., Ltd.                                266,000    3,069,181
    Nippon Steel & Sumitomo Metal Corp.                   19,029,940   49,927,655
    Nippon Television Holdings, Inc.                          72,400    1,079,304
#   Nippon Yusen K.K.                                      5,752,000   15,590,924
    Nishi-Nippon City Bank, Ltd. (The)                     1,412,569    3,213,024

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nissan Motor Co., Ltd.                                5,592,800 $48,258,010
    Nissan Shatai Co., Ltd.                                  11,500     175,198
#   Nisshin Seifun Group, Inc.                              464,199   5,400,761
    Nisshin Steel Co., Ltd.                                 143,100   1,469,694
    Nisshinbo Holdings, Inc.                                305,000   2,613,018
    NKSJ Holdings, Inc.                                     296,400   7,394,835
    NOK Corp.                                               212,020   3,466,270
*   NTN Corp.                                             1,546,000   5,291,062
#   NTT DOCOMO, Inc.                                      3,091,700  49,314,290
#   NTT DOCOMO, Inc. Sponsored ADR                            6,118      97,766
#   Obayashi Corp.                                        1,650,682  10,658,275
    Oji Holdings Corp.                                    2,787,000  11,709,551
#   Onward Holdings Co., Ltd.                               278,000   1,869,849
    Otsuka Holdings Co., Ltd.                               148,700   4,283,716
#   Pola Orbis Holdings, Inc.                                49,300   1,929,387
    Rengo Co., Ltd.                                         421,000   1,881,330
    Resona Holdings, Inc.                                 3,227,600  16,502,722
    Ricoh Co., Ltd.                                       2,859,100  32,945,604
    Rohm Co., Ltd.                                          233,700  11,175,972
    Sankyo Co., Ltd.                                         82,500   3,299,258
#   SBI Holdings, Inc.                                      399,300   4,566,370
    Seino Holdings Co., Ltd.                                315,000   3,113,376
    Sekisui Chemical Co., Ltd.                              125,000   1,266,775
    Sekisui House, Ltd.                                   1,499,800  18,002,995
    Shiga Bank, Ltd. (The)                                  451,185   2,467,199
    Shimizu Corp.                                         1,371,000   7,771,703
    Shizuoka Bank, Ltd. (The)                             1,051,000  10,042,310
#   Showa Denko K.K.                                      4,216,000   5,617,627
    Showa Shell Sekiyu K.K.                                 366,900   3,721,985
    SKY Perfect JSAT Holdings, Inc.                         358,300   1,926,625
    Sohgo Security Services Co., Ltd.                       101,200   2,145,543
    Sojitz Corp.                                          2,718,800   4,287,055
#   Sony Corp.                                              975,200  17,120,209
#   Sony Corp. Sponsored ADR                              1,801,665  31,781,371
    Sumitomo Bakelite Co., Ltd.                             347,000   1,321,536
    Sumitomo Chemical Co., Ltd.                           6,068,000  22,764,970
    Sumitomo Corp.                                        3,241,900  42,081,429
    Sumitomo Electric Industries, Ltd.                    2,606,700  36,079,787
#   Sumitomo Forestry Co., Ltd.                             343,000   3,488,574
#   Sumitomo Heavy Industries, Ltd.                       1,272,000   5,412,230
    Sumitomo Metal Mining Co., Ltd.                       1,441,000  21,765,603
    Sumitomo Mitsui Financial Group, Inc.                 1,688,300  66,739,011
    Sumitomo Mitsui Trust Holdings, Inc.                  1,987,629   8,190,419
    Sumitomo Osaka Cement Co., Ltd.                         196,000     779,516
    Sumitomo Rubber Industries, Ltd.                        162,700   2,261,182
    Suzuken Co., Ltd.                                       149,300   5,381,534
    Suzuki Motor Corp.                                      774,300  19,976,987
    T&D Holdings, Inc.                                    1,060,400  12,657,244
    Taisho Pharmaceutical Holdings Co., Ltd.                 49,199   3,626,340
    Taiyo Nippon Sanso Corp.                                 28,000     223,181
    Takashimaya Co., Ltd.                                   639,634   6,060,017
    Takata Corp.                                              1,900      44,768

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES      VALUE++
                                                          --------- --------------
JAPAN -- (Continued)
    TDK Corp.                                               487,600 $   20,791,981
    Teijin, Ltd.                                          3,063,450      7,530,119
#   Toho Holdings Co., Ltd.                                  12,800        258,026
    Tokai Rika Co., Ltd.                                     97,100      1,687,521
    Tokio Marine Holdings, Inc.                              15,400        453,775
    Tokyo Broadcasting System Holdings, Inc.                 85,300        926,617
#   Toppan Printing Co., Ltd.                             1,344,000      9,230,390
    Toshiba TEC Corp.                                        36,000        234,527
    Tosoh Corp.                                           1,275,000      4,865,278
    Toyo Seikan Group Holdings, Ltd.                        365,849      5,440,861
    Toyobo Co., Ltd.                                        664,000      1,072,262
    Toyoda Gosei Co., Ltd.                                   95,300      1,755,981
#   Toyota Boshoku Corp.                                     30,300        313,222
#   Toyota Tsusho Corp.                                     675,100     17,781,598
    Ube Industries, Ltd.                                  2,998,000      5,079,258
#   UNY Group Holdings Co., Ltd.                            393,050      2,536,571
    Ushio, Inc.                                              44,200        577,324
    Wacoal Holdings Corp.                                   179,000      1,765,700
#   Yamada Denki Co., Ltd.                                1,608,100      5,941,079
#   Yamaguchi Financial Group, Inc.                         492,148      4,538,493
    Yamaha Corp.                                            355,900      4,768,585
    Yamato Kogyo Co., Ltd.                                   86,600      2,497,389
    Yamazaki Baking Co., Ltd.                               263,000      3,213,417
                                                                    --------------
TOTAL JAPAN                                                          1,909,110,717
                                                                    --------------
NETHERLANDS -- (3.2%)
    Aegon NV                                              3,908,207     35,824,227
    Akzo Nobel NV                                           442,754     34,119,542
#   ArcelorMittal(B03XPL1)                                3,159,312     51,374,315
#   ArcelorMittal(B295F26)                                  553,547      8,995,139
*   ING Groep NV                                          6,479,202     92,619,251
#*  ING Groep NV Sponsored ADR                            1,297,167     18,549,488
    Koninklijke Ahold NV                                  1,258,998     24,338,805
    Koninklijke Boskalis Westminster NV                      22,312      1,264,570
    Koninklijke DSM NV                                      466,014     33,463,425
*   Koninklijke KPN NV                                      601,748      2,137,931
    Koninklijke Philips NV                                1,120,476     35,869,966
    TNT Express NV                                           72,118        649,894
                                                                    --------------
TOTAL NETHERLANDS                                                      339,206,553
                                                                    --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                    297,563      1,019,131
    Contact Energy, Ltd.                                  1,292,916      6,350,743
    Fletcher Building, Ltd.                                  83,384        709,041
                                                                    --------------
TOTAL NEW ZEALAND                                                        8,078,915
                                                                    --------------
NORWAY -- (0.7%)
#   Aker ASA Class A                                         68,150      2,308,416
#   DNB ASA                                               1,551,198     27,495,788
#   Norsk Hydro ASA                                       3,357,025     18,004,372
#   Norsk Hydro ASA Sponsored ADR                            59,900        322,262

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
NORWAY -- (Continued)
#   Orkla ASA                                                361,613 $  2,990,752
    Stolt-Nielsen, Ltd.                                        8,425      227,790
*   Storebrand ASA                                         1,082,306    6,075,377
    Subsea 7 SA                                              590,207   11,818,457
#   Wilh Wilhelmsen Holding ASA Class A                          212        6,726
#   Yara International ASA                                    19,098      902,790
                                                                     ------------
TOTAL NORWAY                                                           70,152,730
                                                                     ------------
PORTUGAL -- (0.1%)
#*  Banco Espirito Santo SA                                2,631,973    4,665,259
*   EDP Renovaveis SA                                        517,656    3,549,897
                                                                     ------------
TOTAL PORTUGAL                                                          8,215,156
                                                                     ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                       9,878,000   25,280,518
#   CapitaMalls Asia, Ltd.                                 1,267,000    2,232,549
    City Developments, Ltd.                                  179,000    1,550,857
    DBS Group Holdings, Ltd.                               1,172,308   15,881,446
    Golden Agri-Resources, Ltd.                           13,990,000    6,824,803
    Hutchison Port Holdings Trust                          4,848,000    3,299,340
    Keppel Land, Ltd.                                      1,214,000    3,358,465
#*  Neptune Orient Lines, Ltd.                             1,246,004    1,010,600
    Noble Group, Ltd.                                     10,011,000   10,308,120
#   Olam International, Ltd.                               2,567,000    4,580,599
#   OUE Hospitality Trust                                     67,498       46,852
#   OUE, Ltd.                                                405,000      734,302
    Singapore Airlines, Ltd.                               1,933,600   16,030,374
    United Industrial Corp., Ltd.                          2,152,000    5,755,030
    UOL Group, Ltd.                                        1,376,600    7,067,800
    Venture Corp., Ltd.                                      307,000    1,880,422
    Wheelock Properties Singapore, Ltd.                      861,000    1,291,083
    Wilmar International, Ltd.                             4,154,000   11,289,798
                                                                     ------------
TOTAL SINGAPORE                                                       118,422,958
                                                                     ------------
SPAIN -- (2.6%)
#   Acciona SA                                               101,533    8,259,282
#   Banco de Sabadell SA                                   5,355,403   18,220,588
    Banco Popular Espanol SA                               3,458,143   25,482,786
    Banco Santander SA                                     8,200,002   81,554,496
#   Banco Santander SA Sponsored ADR                       1,541,029   15,348,649
#   CaixaBank SA                                           3,079,847   18,770,826
    Iberdrola SA                                           9,376,631   65,500,776
    Repsol SA                                              1,248,100   33,604,404
                                                                     ------------
TOTAL SPAIN                                                           266,741,807
                                                                     ------------
SWEDEN -- (2.9%)
#   Boliden AB                                               612,180    9,349,391
    Holmen AB Class A                                          5,283      186,143
    Meda AB Class A                                          280,396    5,040,101
    Nordea Bank AB                                         5,366,449   77,763,053
    Skandinaviska Enskilda Banken AB Class A               3,481,813   48,093,995

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SWEDEN -- (Continued)
#   Skandinaviska Enskilda Banken AB Class C                 16,918 $    230,116
#*  SSAB AB Class A                                          51,620      450,684
    Svenska Cellulosa AB Class A                             66,476    1,859,037
    Svenska Cellulosa AB Class B                          1,348,669   37,915,170
    Svenska Handelsbanken AB Class A                         32,796    1,649,637
    Svenska Handelsbanken AB Class B                            252       12,303
    Swedbank AB Class A                                     674,237   18,043,872
    Tele2 AB Class B                                        127,737    1,632,365
    Telefonaktiebolaget LM Ericsson Class A                  28,098      323,887
    Telefonaktiebolaget LM Ericsson Class B               4,713,081   56,832,490
#   Telefonaktiebolaget LM Ericsson Sponsored ADR           952,162   11,416,422
    TeliaSonera AB                                        3,717,354   27,058,823
                                                                    ------------
TOTAL SWEDEN                                                         297,857,489
                                                                    ------------
SWITZERLAND -- (8.8%)
    ABB, Ltd.                                               820,669   19,758,495
    Adecco SA                                               358,259   30,076,577
#   Alpiq Holding AG                                          1,593      195,484
    Aryzta AG                                               189,423   17,509,404
    Baloise Holding AG                                      200,163   24,374,561
    Banque Cantonale Vaudoise                                   468      277,799
    Clariant AG                                             601,589   11,863,278
    Credit Suisse Group AG                                1,928,358   61,134,025
#   Credit Suisse Group AG Sponsored ADR                  1,022,581   32,385,140
    Givaudan SA                                               5,469    8,631,037
    Holcim, Ltd.                                            887,877   81,432,888
    Lonza Group AG                                            7,458      780,558
    Novartis AG                                           2,434,443  211,632,207
    Novartis AG ADR                                         681,571   59,255,783
    PSP Swiss Property AG                                     1,959      188,290
    Sulzer AG                                                50,596    7,807,080
    Swiss Life Holding AG                                   123,557   30,441,434
    Swiss Re AG                                           1,412,545  123,514,466
    UBS AG(B18YFJ4)                                       4,344,251   90,855,076
#   UBS AG(H89231338)                                       505,823   10,576,759
    Zurich Insurance Group AG                               321,452   92,179,146
                                                                    ------------
TOTAL SWITZERLAND                                                    914,869,487
                                                                    ------------
UNITED KINGDOM -- (15.5%)
    Anglo American P.L.C.                                 2,938,851   78,564,591
    Barclays P.L.C.                                       6,164,510   26,322,720
    Barclays P.L.C. Sponsored ADR                         5,037,005   86,183,156
    Barratt Developments P.L.C.                             410,298    2,566,070
    BP P.L.C.                                             1,867,967   15,771,454
    BP P.L.C. Sponsored ADR                               6,938,726  351,238,309
    Carnival P.L.C.                                         658,867   26,340,713
#   Carnival P.L.C. ADR                                     229,328    9,152,480
    Coca-Cola HBC AG ADR                                      4,761      119,930
    Glencore Xstrata P.L.C.                               9,442,477   50,949,377
    HSBC Holdings P.L.C.                                  4,447,299   45,440,771
#   HSBC Holdings P.L.C. Sponsored ADR                    1,892,534   97,124,844
    Investec P.L.C.                                       1,195,168   10,545,881

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES        VALUE++
                                                           ---------- ---------------
UNITED KINGDOM -- (Continued)
#    J Sainsbury P.L.C.                                     5,377,115 $    30,503,307
     Kingfisher P.L.C.                                      8,040,406      56,896,948
*    Lloyds Banking Group P.L.C.                           34,635,010      44,166,996
#*   Lloyds Banking Group P.L.C. ADR                        1,528,251       7,901,058
     Mondi P.L.C.                                              92,520       1,538,044
     Old Mutual P.L.C.                                     12,629,616      42,689,163
#    Pearson P.L.C. Sponsored ADR                           1,179,255      22,134,616
     Resolution, Ltd.                                       3,422,696      17,266,967
*    Royal Bank of Scotland Group P.L.C.                    3,847,507      19,493,190
*    Royal Bank of Scotland Group P.L.C. Sponsored ADR        400,166       4,065,687
#    Royal Dutch Shell P.L.C. ADR(780259107)                3,323,210     281,309,727
     Royal Dutch Shell P.L.C. ADR(780259206)                  755,142      59,459,881
     Royal Dutch Shell P.L.C. Class A                         568,985      22,494,366
     Royal Dutch Shell P.L.C. Class B                         255,146      10,833,751
     RSA Insurance Group P.L.C.                             6,814,831      11,315,453
#    Vedanta Resources P.L.C.                                 189,404       3,032,969
     Vodafone Group P.L.C.                                 19,078,000      72,431,667
     Vodafone Group P.L.C. Sponsored ADR                    2,056,797      78,076,025
     WM Morrison Supermarkets P.L.C.                        8,127,143      27,588,942
                                                                      ---------------
TOTAL UNITED KINGDOM                                                    1,613,519,053
                                                                      ---------------
TOTAL COMMON STOCKS                                                     9,450,148,224
                                                                      ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
     Porsche Automobil Holding SE                             254,382      28,133,374
                                                                      ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    Bank of Queensland, Ltd. Rights 05/09/14                  78,835              --
                                                                      ---------------
FRANCE -- (0.0%)
*    Peugeot SA Warrants 04/29/17                             159,012         304,214
                                                                      ---------------
HONG KONG -- (0.0%)
*    Sun Hung Kai Properties 04/22/16                          71,750          49,049
                                                                      ---------------
SPAIN -- (0.0%)
*    Banco Santander SA                                     8,200,002       1,734,756
                                                                      ---------------
TOTAL RIGHTS/WARRANTS                                                       2,088,019
                                                                      ---------------
                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)        VALUE+
                                                           ---------- ---------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@ DFA Short Term Investment Fund                        82,550,804     955,112,801
                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $8,605,115,658)                   $10,435,482,418
                                                                      ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia                   $    1,974,118 $  475,161,073   --    $   477,135,191
   Austria                                 --     15,658,992   --         15,658,992
   Belgium                          3,952,688    124,370,476   --        128,323,164
   Canada                         836,406,048             --   --        836,406,048
   Denmark                                 --    163,115,860   --        163,115,860
   Finland                          2,128,584     92,590,423   --         94,719,007
   France                           5,948,762    989,004,652   --        994,953,414
   Germany                         76,929,392    691,830,911   --        768,760,303
   Hong Kong                               --    203,728,702   --        203,728,702
   Ireland                          6,301,524     12,469,068   --         18,770,592
   Israel                                  --     32,609,956   --         32,609,956
   Italy                           24,068,580    145,723,550   --        169,792,130
   Japan                           62,859,115  1,846,251,602   --      1,909,110,717
   Netherlands                     27,544,627    311,661,926   --        339,206,553
   New Zealand                             --      8,078,915   --          8,078,915
   Norway                             322,262     69,830,468   --         70,152,730
   Portugal                                --      8,215,156   --          8,215,156
   Singapore                               --    118,422,958   --        118,422,958
   Spain                           15,348,649    251,393,158   --        266,741,807
   Sweden                          11,416,422    286,441,067   --        297,857,489
   Switzerland                    102,217,682    812,651,805   --        914,869,487
   United Kingdom                 996,765,713    616,753,340   --      1,613,519,053
Preferred Stocks
   Germany                                 --     28,133,374   --         28,133,374
Rights/Warrants
   Australia                               --             --   --                 --
   France                                  --        304,214   --            304,214
   Hong Kong                               --         49,049   --             49,049
   Spain                                   --      1,734,756   --          1,734,756
Securities Lending Collateral              --    955,112,801   --        955,112,801
                               -------------- --------------   --    ---------------
TOTAL                          $2,174,184,166 $8,261,298,252   --    $10,435,482,418
                               ============== ==============   ==    ===============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                          SHARES   VALUE++
                                                          ------- ----------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (17.8%)
#   Accordia Golf Co., Ltd.                               575,900 $7,387,781
    Adastria Holdings Co., Ltd.                            93,320  2,030,846
#   Aeon Fantasy Co., Ltd.                                 57,832    717,665
#*  Agora Hospitality Group Co., Ltd.                     339,000    149,616
#   Ahresty Corp.                                         115,300    981,471
*   Aigan Co., Ltd.                                        96,200    250,528
    Aisan Industry Co., Ltd.                              170,000  1,352,681
#   Akebono Brake Industry Co., Ltd.                      142,900    726,907
    Alpen Co., Ltd.                                        98,000  1,805,522
    Alpha Corp.                                            30,400    293,503
    Alpine Electronics, Inc.                              272,000  3,242,909
    Amiyaki Tei Co., Ltd.                                  23,500    660,193
    Amuse, Inc.                                            34,099    567,162
*   Anrakutei Co., Ltd.                                    22,000     85,063
    AOI Pro, Inc.                                          39,200    243,824
    AOKI Holdings, Inc.                                   194,200  2,646,011
    Aoyama Trading Co., Ltd.                              315,900  7,839,037
    Arata Corp.                                            91,000    290,979
    Arcland Sakamoto Co., Ltd.                             80,500  1,593,900
    Asahi Broadcasting Corp.                               28,200    165,017
    Asahi Co., Ltd.                                        78,200  1,040,353
    Asatsu-DK, Inc.                                       168,000  3,800,411
#*  Ashimori Industry Co., Ltd.                           319,000    386,566
#   ASKUL Corp.                                            46,600  1,162,856
#   Atom Corp.                                              6,300     32,069
#   Atsugi Co., Ltd.                                      858,000    950,249
    Autobacs Seven Co., Ltd.                              378,000  5,848,087
    Avex Group Holdings, Inc.                             191,300  3,543,233
    Belluna Co., Ltd.                                     193,100    937,398
    Best Bridal, Inc.                                      91,100    542,232
    Best Denki Co., Ltd.                                  396,500    539,451
#   Bic Camera, Inc.                                      497,600  3,629,391
#   Bookoff Corp.                                          48,800    405,513
    BRONCO BILLY Co., Ltd.                                    800     17,584
    Calsonic Kansei Corp.                                 903,000  4,448,303
#   Can Do Co., Ltd.                                       64,500    989,885
#   Central Sports Co., Ltd.                               27,000    406,260
#   Chiyoda Co., Ltd.                                     134,600  3,195,719
    Chofu Seisakusho Co., Ltd.                             88,800  2,229,658
    Chori Co., Ltd.                                        72,900    804,770
    Chuo Spring Co., Ltd.                                 202,000    610,675
#*  Clarion Co., Ltd.                                     101,000    190,035
    Cleanup Corp.                                         133,500  1,216,404
#   Colowide Co., Ltd.                                    179,500  1,801,020
#*  COOKPAD, Inc.                                          59,200  1,186,182
    Corona Corp.                                           80,400    812,355
#   Cross Plus, Inc.                                       22,000    165,567
*   DA Consortium, Inc.                                    33,700    135,700
    Daido Metal Co., Ltd.                                 172,000  1,827,772
#   Daidoh, Ltd.                                          126,100    769,690
#*  Daiei, Inc. (The)                                     685,650  1,924,744

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
    Daiichikosho Co., Ltd.                                  128,900 $3,714,342
    Daikoku Denki Co., Ltd.                                  41,500    741,760
    Daimaruenawin Co., Ltd.                                     400      2,845
    Dainichi Co., Ltd.                                       54,900    395,117
#   Daisyo Corp.                                             54,300    638,727
    DCM Holdings Co., Ltd.                                  491,600  3,325,810
#   Descente, Ltd.                                          240,000  1,819,101
    Doshisha Co., Ltd.                                      126,700  1,899,670
    Doutor Nichires Holdings Co., Ltd.                      173,686  3,113,028
#   Dunlop Sports Co., Ltd.                                  77,500    944,085
    Dynic Corp.                                             174,000    277,303
    Eagle Industry Co., Ltd.                                140,000  2,215,887
#   EDION Corp.                                             528,800  3,081,540
#   Exedy Corp.                                             179,600  4,805,145
#   F-Tech, Inc.                                             24,600    290,679
#   FCC Co., Ltd.                                           197,400  3,374,277
    Fields Corp.                                             78,500  1,055,026
*   Fine Sinter Co., Ltd.                                    49,000    152,720
    First Juken Co., Ltd.                                     4,900     68,612
#   Foster Electric Co., Ltd.                               129,400  1,567,385
#   France Bed Holdings Co., Ltd.                           672,000  1,210,969
#   Fuji Co., Ltd.                                          105,000  1,987,395
    Fuji Corp., Ltd.                                        127,000    745,114
#   Fuji Kiko Co., Ltd.                                     148,000    582,747
#   Fuji Kyuko Co., Ltd.                                     50,000    500,475
    Fuji Oozx, Inc.                                           6,000     25,339
#   Fujibo Holdings, Inc.                                   732,000  1,685,136
#   Fujikura Rubber, Ltd.                                    36,000    311,878
    Fujitsu General, Ltd.                                   330,000  3,808,173
    FuKoKu Co., Ltd.                                         32,100    291,922
#*  Funai Electric Co., Ltd.                                 84,200    904,190
#   Furukawa Battery Co., Ltd. (The)                         81,000    557,213
    Futaba Industrial Co., Ltd.                             315,800  1,414,706
    G-7 Holdings, Inc.                                       29,200    212,953
    G-Tekt Corp.                                             91,600  1,025,286
#   Gakken Holdings Co., Ltd.                               322,000    873,054
#   Genki Sushi Co., Ltd.                                    21,400    335,554
#   Geo Holdings Corp.                                      184,700  1,692,212
#   GLOBERIDE, Inc.                                         530,000    673,917
    Goldwin, Inc.                                           188,000    970,739
#   Gourmet Kineya Co., Ltd.                                 87,000    628,962
    GSI Creos Corp.                                         289,000    385,123
    Gulliver International Co., Ltd.                        314,400  2,573,155
    Gunze, Ltd.                                           1,111,000  3,033,770
    H-One Co., Ltd.                                          69,500    538,500
    H2O Retailing Corp.                                     560,000  4,226,062
#   Hagihara Industries, Inc.                                11,600    153,554
    Hakuyosha Co., Ltd.                                      65,000    153,686
    Happinet Corp.                                           76,400    775,597
    Hard Off Corp. Co., Ltd.                                 49,700    383,734
    Haruyama Trading Co., Ltd.                               47,900    335,136
    Heiwa Corp.                                             130,500  2,171,514

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
    HI-LEX Corp.                                             62,900 $1,555,319
#   Hiday Hidaka Corp.                                       56,664  1,304,812
#   Higashi Nihon House Co., Ltd.                           206,000    987,447
#   Himaraya Co., Ltd.                                       35,900    382,243
#   Hiramatsu, Inc.                                         138,500    921,368
#   HIS Co., Ltd.                                           203,600  5,646,445
#   Honeys Co., Ltd.                                         92,940    870,117
#   Hoosiers Holdings Co., Ltd.                             153,500    841,680
#   Ichibanya Co., Ltd.                                      37,500  1,517,095
#*  Ichikoh Industries, Ltd.                                294,000    392,902
#   Iida Group Holdings Co., Ltd.                            48,421    722,602
*   IJT Technology Holdings Co., Ltd.                       128,280    523,554
#   Ikyu Corp.                                               37,500    407,377
#   Imasen Electric Industrial                               77,900    977,002
    Imperial Hotel, Ltd.                                     14,200    307,604
#   Intage Holdings, Inc.                                    73,400    918,415
*   Izuhakone Railway Co., Ltd.                                 300         --
#*  Izutsuya Co., Ltd.                                      555,000    380,970
#*  Janome Sewing Machine Co., Ltd.                         822,000    659,825
#   Japan Vilene Co., Ltd.                                  154,000    848,440
    Japan Wool Textile Co., Ltd. (The)                      336,000  2,495,397
#   Jin Co., Ltd.                                            64,400  1,877,471
#   Joban Kosan Co., Ltd.                                   229,000    309,082
#   Joshin Denki Co., Ltd.                                  209,000  1,693,736
#   JP-Holdings, Inc.                                        66,600    294,156
#*  JVC Kenwood Corp.                                       874,630  1,848,881
    K's Holdings Corp.                                       22,600    655,860
#   Kadokawa Corp.                                          113,300  3,720,204
    Kasai Kogyo Co., Ltd.                                   141,000    924,062
#   Kawai Musical Instruments Manufacturing Co., Ltd.       446,000    794,808
    Keihin Corp.                                            260,200  3,776,126
#   Keiyo Co., Ltd.                                         181,300    835,760
    KFC Holdings Japan, Ltd.                                 77,000  1,588,334
#*  Kintetsu Department Store Co., Ltd.                      45,000    159,991
#   Kinugawa Rubber Industrial Co., Ltd.                    268,000  1,118,786
    Kitamura Co., Ltd.                                        2,000     12,527
#*  KNT-CT Holdings Co., Ltd.                               355,000    584,069
#   Kohnan Shoji Co., Ltd.                                  194,000  1,963,901
#*  Kojima Co., Ltd.                                        145,700    466,561
    Komatsu Seiren Co., Ltd.                                146,000    735,760
    Komeri Co., Ltd.                                        174,100  4,714,326
#   Konaka Co., Ltd.                                        122,960    864,016
#   Koshidaka Holdings Co., Ltd.                             19,300    572,124
    KU Holdings Co., Ltd.                                    68,200    755,284
    Kura Corp.                                               63,100  1,269,132
    Kurabo Industries, Ltd.                               1,272,000  2,166,689
    Kuraudia Co., Ltd.                                        5,700     63,279
    KYB Co., Ltd.                                           892,000  3,633,580
    Kyoritsu Maintenance Co., Ltd.                           55,660  1,901,020
    Kyoto Kimono Yuzen Co., Ltd.                             59,800    592,141
    LEC, Inc.                                                42,800    438,145
#   Look, Inc.                                              219,000    568,711

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
#   Mamiya-Op Co., Ltd.                                     285,000 $  552,504
#   Marche Corp.                                             23,000    185,410
#   Mars Engineering Corp.                                   48,400    903,946
*   Maruzen CHI Holdings Co., Ltd.                           29,800     91,928
    Maruzen Co., Ltd.                                        46,000    417,707
#   Matsuya Foods Co., Ltd.                                  48,200    865,941
    Meiko Network Japan Co., Ltd.                            75,800    819,361
    Meiwa Estate Co., Ltd.                                   56,900    224,693
    Mikuni Corp.                                            108,000    404,434
    Misawa Homes Co., Ltd.                                  150,900  1,852,149
#   Mitsuba Corp.                                           193,990  2,847,831
    Mitsui Home Co., Ltd.                                   170,000    783,550
#   Mizuno Corp.                                            564,000  3,077,643
    Monogatari Corp. (The)                                   17,600    634,596
#   MOS Food Services, Inc.                                  40,100    799,182
    Mr Max Corp.                                            119,000    381,234
    Murakami Corp.                                           11,000    158,923
#   Musashi Seimitsu Industry Co., Ltd.                     123,200  2,718,648
    Nafco Co., Ltd.                                          32,000    475,971
#   Nagawa Co., Ltd.                                          8,500    178,020
#*  Naigai Co., Ltd.                                      1,450,000  1,079,839
    Nakayamafuku Co., Ltd.                                    9,500     80,477
    Nice Holdings, Inc.                                     460,000    929,707
    Nifco, Inc.                                             277,500  7,750,861
    Nihon Eslead Corp.                                       10,800    109,829
#   Nihon Plast Co., Ltd.                                     1,600      9,420
    Nihon Tokushu Toryo Co., Ltd.                            56,000    311,620
    Nippon Felt Co., Ltd.                                    67,200    291,606
#   Nippon Piston Ring Co., Ltd.                            470,000    821,161
    Nippon Seiki Co., Ltd.                                  246,400  4,308,369
    Nishikawa Rubber Co., Ltd.                               15,000    247,360
    Nishimatsuya Chain Co., Ltd.                            290,300  2,080,904
    Nissan Tokyo Sales Holdings Co., Ltd.                   236,000    766,134
#   Nissin Kogyo Co., Ltd.                                  214,800  3,964,570
    Nittan Valve Co., Ltd.                                   82,800    248,227
    Ohashi Technica, Inc.                                    22,000    177,512
#   Ohsho Food Service Corp.                                 58,100  2,147,311
    Onward Holdings Co., Ltd.                               753,000  5,064,735
#   OPT, Inc.                                                55,600    423,887
    Otsuka Kagu, Ltd.                                        40,700    397,122
    Pacific Industrial Co., Ltd.                            213,100  1,490,576
#   Pal Co., Ltd.                                            61,100  1,165,977
    Paltac Corp.                                            189,534  2,341,217
    PanaHome Corp.                                          460,200  3,060,065
    Parco Co., Ltd.                                         103,600    829,661
    Paris Miki Holdings, Inc.                               164,400    818,116
    PIA Corp.                                                   100      1,691
    Piolax, Inc.                                             57,900  2,004,202
#*  Pioneer Corp.                                         1,903,400  4,112,657
    Plenus Co., Ltd.                                        120,400  2,747,709
    Press Kogyo Co., Ltd.                                   558,000  2,046,451
#   Pressance Corp.                                          30,800    764,010

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#   Proto Corp.                                            61,600 $  850,542
    Renaissance, Inc.                                      39,400    313,017
*   Renown, Inc.                                          326,600    377,790
    Resort Solution Co., Ltd.                             180,000    398,374
    Resorttrust, Inc.                                     401,216  6,295,018
    Rhythm Watch Co., Ltd.                                658,000    972,828
#   Riberesute Corp.                                       12,700     82,405
#   Right On Co., Ltd.                                     79,525    563,260
    Riken Corp.                                           512,000  2,094,805
#   Riso Kyoiku Co., Ltd.                                 153,610    334,671
    Roland Corp.                                           92,800  1,319,108
#   Round One Corp.                                       424,200  3,046,949
    Royal Holdings Co., Ltd.                              135,800  1,980,763
    Sagami Chain Co., Ltd.                                 16,000    145,079
#   Saizeriya Co., Ltd.                                   166,500  1,907,716
#   Sakai Ovex Co., Ltd.                                  307,000    529,997
    San Holdings, Inc.                                     14,000    186,008
#   Sanden Corp.                                          623,000  2,975,834
    Sanei Architecture Planning Co., Ltd.                  43,300    340,934
    Sangetsu Co., Ltd.                                    168,325  4,337,234
#   Sanko Marketing Foods Co., Ltd.                        30,400    272,491
    Sankyo Seiko Co., Ltd.                                188,700    651,763
    Sanoh Industrial Co., Ltd.                            140,500    867,416
    Sanyo Electric Railway Co., Ltd.                      118,000    544,180
    Sanyo Housing Nagoya Co., Ltd.                         51,800    490,068
    Sanyo Shokai, Ltd.                                    678,000  1,850,074
    Scroll Corp.                                          152,100    408,410
    Seiko Holdings Corp.                                  861,407  3,147,725
    Seiren Co., Ltd.                                      296,700  2,492,910
    Senshukai Co., Ltd.                                   183,700  1,562,998
#   Septeni Holdings Co., Ltd.                             78,600  1,005,389
#   Seria Co., Ltd.                                        95,700  3,742,738
#   Shidax Corp.                                           85,200    413,667
#   Shikibo, Ltd.                                         802,000    878,579
#   Shimachu Co., Ltd.                                    273,900  6,018,295
    Shimojima Co., Ltd.                                    23,800    242,528
    Shiroki Corp.                                         285,000    546,936
    Shobunsha Publications, Inc.                          279,800  1,728,436
#   Showa Corp.                                           320,400  3,523,412
#   SKY Perfect JSAT Holdings, Inc.                       892,200  4,797,474
    SNT Corp.                                             110,200    443,085
    Soft99 Corp.                                           70,600    458,323
    Sotoh Co., Ltd.                                        49,700    454,254
    SPK Corp.                                              17,200    316,486
#   St Marc Holdings Co., Ltd.                             45,300  2,146,948
#   Starbucks Coffee Japan, Ltd.                          134,600  1,431,480
    Starts Corp., Inc.                                     97,000  1,226,746
    Step Co., Ltd.                                         39,200    289,924
    Studio Alice Co., Ltd.                                 53,000    737,007
    Suminoe Textile Co., Ltd.                             342,000  1,035,388
    Sumitomo Forestry Co., Ltd.                           268,366  2,729,489
    Suncall Corp.                                          28,000    161,191

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
    T RAD Co., Ltd.                                         373,000 $  973,973
#   T-Gaia Corp.                                             41,000    361,048
#   Tachi-S Co., Ltd.                                       167,540  2,620,807
    Tachikawa Corp.                                          50,800    252,414
    Taiho Kogyo Co., Ltd.                                    98,300    929,453
    Taka-Q, Ltd.                                             22,500     49,159
    Takamatsu Construction Group Co., Ltd.                   90,500  1,551,619
    Take And Give Needs Co., Ltd.                            51,070    964,227
    Takihyo Co., Ltd.                                        76,000    301,826
#   Tamron Co., Ltd.                                         95,700  2,393,761
#   TBK Co., Ltd.                                           116,000    567,102
*   Ten Allied Co., Ltd.                                     50,000    147,743
    Tigers Polymer Corp.                                     59,000    239,518
#   Toa Corp.                                               103,000  1,036,752
#   Toabo Corp.                                             529,000    362,656
#   Toei Animation Co., Ltd.                                 22,500    587,815
    Toei Co., Ltd.                                          416,000  2,328,948
    Tohokushinsha Film Corp.                                 24,300    188,232
#   Tokai Rika Co., Ltd.                                    295,500  5,135,557
#   Tokai Rubber Industries, Ltd.                           225,500  2,332,519
#   Token Corp.                                              43,950  1,950,961
    Tokyo Derica Co., Ltd.                                   29,900    435,361
    Tokyo Dome Corp.                                      1,200,200  5,374,910
    Tokyo Soir Co., Ltd.                                      9,000     21,753
#   Tokyu Recreation Co., Ltd.                               79,000    462,711
    Tomy Co., Ltd.                                          379,793  1,802,248
    Topre Corp.                                             214,500  2,170,487
#   Toridoll.corp                                            94,600    935,364
#   Tosho Co., Ltd.                                          26,800    450,722
    Toyo Tire & Rubber Co., Ltd.                          1,040,000  7,755,129
    TPR Co., Ltd.                                           117,900  1,739,533
    TSI Holdings Co., Ltd.                                  516,595  3,483,724
    Tsukamoto Corp. Co., Ltd.                               190,000    247,596
    Tsutsumi Jewelry Co., Ltd.                               49,300  1,117,640
    Tv Tokyo Holdings Corp.                                  34,800    554,627
#   Tyo, Inc.                                               218,000    346,816
#   U-Shin, Ltd.                                            148,800    890,956
    Unipres Corp.                                           205,800  3,976,274
    United Arrows, Ltd.                                     103,100  3,987,691
*   Unitika, Ltd.                                           140,000     79,420
#*  Universal Entertainment Corp.                            66,800  1,187,222
#*  Usen Corp.                                              659,680  2,433,950
#   Village Vanguard Co., Ltd.                               25,800    303,193
#   VT Holdings Co., Ltd.                                   444,600  2,548,886
    Wacoal Holdings Corp.                                   477,000  4,705,246
#   Watabe Wedding Corp.                                     43,000    286,559
#   WATAMI Co., Ltd.                                        120,300  1,752,009
#   West Holdings Corp.                                      84,400  1,136,160
    Wowow, Inc.                                              28,300    950,835
    Xebio Co., Ltd.                                         145,500  2,690,893
    Yachiyo Industry Co., Ltd.                                8,800     60,715
    Yamato International, Inc.                               20,400     85,601

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
Consumer Discretionary -- (Continued)
    Yellow Hat, Ltd.                                       95,400 $  1,828,986
    Yomiuri Land Co., Ltd.                                128,000      494,375
    Yondoshi Holdings, Inc.                                99,820    1,777,317
    Yonex Co., Ltd.                                        40,000      236,230
    Yorozu Corp.                                           92,300    1,725,221
    Yutaka Giken Co., Ltd.                                  1,000       21,932
#   Zenrin Co., Ltd.                                      150,200    1,532,046
#   Zensho Holdings Co., Ltd.                             342,000    3,457,336
#   Zojirushi Corp.                                        83,000      296,777
                                                                  ------------
Total Consumer Discretionary                                       448,046,044
                                                                  ------------
Consumer Staples -- (8.4%)
#   Aderans Co., Ltd.                                      81,700    1,162,264
    Aeon Hokkaido Corp.                                   339,700    2,008,971
#   Ain Pharmaciez, Inc.                                   68,500    3,012,268
    Arcs Co., Ltd.                                        190,900    3,829,849
    Ariake Japan Co., Ltd.                                102,000    2,463,791
#   Artnature, Inc.                                        36,600    1,046,814
    Axial Retailing, Inc.                                  69,900    1,082,540
    Belc Co., Ltd.                                         40,300      796,357
    Cawachi, Ltd.                                          88,200    1,608,106
    Chubu Shiryo Co., Ltd.                                110,700      640,904
#   Chuo Gyorui Co., Ltd.                                  93,000      215,175
    Coca-Cola East Japan Co., Ltd.                         32,864      740,640
#   Cocokara fine, Inc.                                    88,460    2,508,026
    CREATE SD HOLDINGS Co., Ltd.                           37,700    1,244,558
#   Daikokutenbussan Co., Ltd.                             32,600      846,420
#   Dr Ci:Labo Co., Ltd.                                   74,100    2,371,765
#   Dydo Drinco, Inc.                                      49,800    2,023,487
    Ezaki Glico Co., Ltd.                                 379,000    4,991,566
#   Fancl Corp.                                           232,200    2,575,127
#*  First Baking Co., Ltd.                                183,000      218,219
    Fuji Oil Co., Ltd.                                    367,600    4,966,577
    Fujicco Co., Ltd.                                     117,600    1,374,696
#   Fujiya Co., Ltd.                                      240,000      439,150
    Hagoromo Foods Corp.                                   39,000      401,801
    Heiwado Co., Ltd.                                     176,800    2,502,849
    Hokkaido Coca-Cola Bottling Co., Ltd.                  87,000      429,624
#   Hokuto Corp.                                          130,400    2,619,552
#   House Foods Group, Inc.                               195,000    3,244,838
    Inageya Co., Ltd.                                     172,800    1,689,497
    Itochu-Shokuhin Co., Ltd.                              27,400      922,837
    Itoham Foods, Inc.                                    954,800    4,327,384
    Iwatsuka Confectionery Co., Ltd.                          300       16,422
#   Izumiya Co., Ltd.                                     447,000    2,120,612
#   J-Oil Mills, Inc.                                     512,000    1,368,820
#   Kagome Co., Ltd.                                      122,600    2,074,682
#   Kakiyasu Honten Co., Ltd.                              16,600      243,792
    Kameda Seika Co., Ltd.                                 70,500    2,004,597
    Kansai Super Market, Ltd.                              16,700      131,373
    Kasumi Co., Ltd.                                      234,300    1,653,065
    Kato Sangyo Co., Ltd.                                 113,200    2,354,413

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Staples -- (Continued)
    Kenko Mayonnaise Co., Ltd.                               39,800 $  342,097
    KEY Coffee, Inc.                                        101,600  1,566,286
    Kirindo Co., Ltd.                                        28,300    180,053
    Kose Corp.                                              176,000  5,849,699
    Kotobuki Spirits Co., Ltd.                               11,400    235,356
#   Kusuri No Aoki Co., Ltd.                                 25,100  1,679,672
    Kyodo Shiryo Co., Ltd.                                  408,000    431,160
#   Kyokuyo Co., Ltd.                                       431,000  1,113,970
#   Life Corp.                                              183,400  2,803,103
    Lion Corp.                                              494,000  2,706,234
#   Mandom Corp.                                            115,400  4,052,786
#   Marudai Food Co., Ltd.                                  534,000  1,589,443
#   Maruetsu, Inc. (The)                                    375,000  1,247,632
#*  Maruha Nichiro Corp.                                    231,507  3,668,423
    Matsumotokiyoshi Holdings Co., Ltd.                     175,300  5,173,013
#   Maxvalu Nishinihon Co., Ltd.                              2,400     31,362
#   Maxvalu Tokai Co., Ltd.                                  57,500    755,740
#   Medical System Network Co., Ltd.                         78,200    335,137
    Megmilk Snow Brand Co., Ltd.                            259,000  3,436,674
    Meito Sangyo Co., Ltd.                                   57,300    606,212
    Milbon Co., Ltd.                                         60,976  2,011,518
#   Ministop Co., Ltd.                                       86,700  1,313,068
#   Mitsubishi Shokuhin Co., Ltd.                            87,800  1,965,979
    Mitsui Sugar Co., Ltd.                                  529,850  2,198,442
    Miyoshi Oil & Fat Co., Ltd.                             375,000    503,306
    Morinaga & Co., Ltd.                                  1,075,000  2,369,500
    Morinaga Milk Industry Co., Ltd.                      1,066,000  3,979,170
    Morozoff, Ltd.                                          139,000    440,513
    Nagatanien Co., Ltd.                                    125,000  1,205,614
    Nakamuraya Co., Ltd.                                    189,000    734,950
    Natori Co., Ltd.                                         20,300    219,515
    Nichimo Co., Ltd.                                       170,000    303,045
    Nichirei Corp.                                        1,382,000  6,710,948
    Nihon Chouzai Co., Ltd.                                   6,780    188,283
    Niitaka Co., Ltd.                                         7,260     76,374
    Nippon Beet Sugar Manufacturing Co., Ltd.               619,000  1,164,728
    Nippon Flour Mills Co., Ltd.                            668,000  3,727,023
#   Nippon Formula Feed Manufacturing Co., Ltd.             477,000    579,155
*   Nippon Suisan Kaisha, Ltd.                            1,326,000  3,051,355
#   Nisshin Oillio Group, Ltd. (The)                        639,000  2,139,503
    Nissin Sugar Co., Ltd.                                   20,000    425,576
    Nitto Fuji Flour Milling Co., Ltd.                       64,000    198,007
    Noevir Holdings Co., Ltd.                                83,900  1,595,483
    Oenon Holdings, Inc.                                    316,000    800,296
#   OIE Sangyo Co., Ltd.                                     20,900    170,036
    Okuwa Co., Ltd.                                         120,000  1,095,400
    Olympic Group Corp.                                      64,900    584,972
    OUG Holdings, Inc.                                       29,000     59,038
    Pigeon Corp.                                            191,600  8,578,134
    Prima Meat Packers, Ltd.                                874,000  1,927,939
#   Qol Co., Ltd.                                            52,100    323,243
#   Riken Vitamin Co., Ltd.                                  79,200  1,877,928

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
Consumer Staples -- (Continued)
#   Rock Field Co., Ltd.                                     56,700 $  1,013,188
#   Rokko Butter Co., Ltd.                                   33,200      281,689
    S Foods, Inc.                                            77,762    1,037,876
#   S&B Foods, Inc.                                             499       18,513
    Sakata Seed Corp.                                       177,600    2,480,992
    San-A Co., Ltd.                                          91,800    2,645,709
    Sapporo Holdings, Ltd.                                1,874,000    7,945,790
#   Shoei Foods Corp.                                        44,000      342,293
    Showa Sangyo Co., Ltd.                                  524,000    1,691,558
    Sogo Medical Co., Ltd.                                   27,700    1,145,934
    ST Corp.                                                 78,900      764,978
#   Starzen Co., Ltd.                                       328,000      871,309
    Takara Holdings, Inc.                                   702,500    5,378,381
#   Tobu Store Co., Ltd.                                    205,000      527,216
    Toho Co., Ltd.                                          194,000      698,276
#   Tohto Suisan Co., Ltd.                                  143,000      278,952
    Torigoe Co., Ltd. (The)                                  86,600      587,034
    Toyo Sugar Refining Co., Ltd.                           157,000      149,021
#   UNY Group Holdings Co., Ltd.                          1,183,300    7,636,496
    Uoriki Co., Ltd.                                          2,400       33,433
    Valor Co., Ltd.                                         201,400    2,610,357
    Warabeya Nichiyo Co., Ltd.                               80,760    1,507,740
#   Welcia Holdings Co., Ltd.                                50,100    3,030,692
    Yaizu Suisankagaku Industry Co., Ltd.                    44,800      418,136
#   Yamatane Corp.                                          535,000      788,262
#   Yamaya Corp.                                             22,800      416,419
    Yaoko Co., Ltd.                                          43,500    1,971,827
    Yokohama Reito Co., Ltd.                                238,400    1,929,801
    Yomeishu Seizo Co., Ltd.                                100,000      932,763
    Yuasa Funashoku Co., Ltd.                               112,000      266,695
    Yutaka Foods Corp.                                        6,000      108,560
                                                                    ------------
Total Consumer Staples                                               210,105,411
                                                                    ------------
Energy -- (1.0%)
#   BP Castrol K.K.                                          66,500      360,245
    Cosmo Oil Co., Ltd.                                   2,650,000    4,957,408
    Fuji Kosan Co., Ltd.                                     33,100      205,629
#   Fuji Oil Co., Ltd.                                      293,100      907,881
    Itochu Enex Co., Ltd.                                   311,000    1,746,198
#   Japan Drilling Co., Ltd.                                 23,100      905,863
    Japan Oil Transportation Co., Ltd.                       84,000      186,728
#   Kyoei Tanker Co., Ltd.                                  111,000      222,751
    Mitsuuroko Group Holdings Co., Ltd.                     195,800    1,066,258
#   Modec, Inc.                                              69,400    1,537,857
    Nippon Coke & Engineering Co., Ltd.                   1,410,500    1,644,199
#   Nippon Gas Co., Ltd.                                    154,000    2,550,586
    Nippon Seiro Co., Ltd.                                   64,000      155,621
#   Sala Corp.                                              128,500      654,561
    San-Ai Oil Co., Ltd.                                    314,000    2,090,086
#   Shinko Plantech Co., Ltd.                               227,900    1,715,676
#   Sinanen Co., Ltd.                                       268,000    1,017,541
#   Toa Oil Co., Ltd.                                       427,000      655,475

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
#   Toyo Kanetsu K.K.                                       570,000 $ 1,356,851
                                                                    -----------
Total Energy                                                         23,937,414
                                                                    -----------
Financials -- (9.8%)
    77 Bank, Ltd. (The)                                     589,000   2,659,056
    Aichi Bank, Ltd. (The)                                   54,200   2,644,036
    Airport Facilities Co., Ltd.                            136,670     946,630
    Aizawa Securities Co., Ltd.                             179,600     992,448
    Akita Bank, Ltd. (The)                                1,120,400   3,116,019
    Anabuki Kosan, Inc.                                       6,000      18,717
#   Aomori Bank, Ltd. (The)                               1,136,000   3,124,420
    Asax Co., Ltd.                                            1,700      19,832
    Awa Bank, Ltd. (The)                                  1,095,000   5,863,553
#   Bank of Iwate, Ltd. (The)                               105,100   4,667,654
    Bank of Kochi, Ltd. (The)                               178,000     256,405
    Bank of Nagoya, Ltd. (The)                              955,297   3,589,764
#   Bank of Okinawa, Ltd. (The)                             110,300   4,624,621
    Bank of Saga, Ltd. (The)                                771,000   1,608,720
#   Bank of the Ryukyus, Ltd.                               226,180   2,993,941
*   Chiba Kogyo Bank, Ltd. (The)                            230,600   1,498,037
    Chukyo Bank, Ltd. (The)                                 676,000   1,150,916
    Daibiru Corp.                                           311,100   3,104,482
    Daiichi Commodities Co., Ltd.                            13,700      51,772
    Daiko Clearing Services Corp.                            43,000     224,552
    Daikyo, Inc.                                          1,959,000   3,819,405
    Daisan Bank, Ltd. (The)                                 750,000   1,255,867
    Daishi Bank, Ltd. (The)                               2,006,000   7,245,069
    Daito Bank, Ltd. (The)                                  898,000     956,570
#   Ehime Bank, Ltd. (The)                                  810,000   1,774,683
    Eighteenth Bank, Ltd. (The)                           1,093,000   2,441,407
#   FIDEA Holdings Co., Ltd.                                542,500   1,014,233
#   Financial Products Group Co., Ltd.                       56,800     549,944
    Fukui Bank, Ltd. (The)                                1,205,000   2,860,402
#   Fukushima Bank, Ltd. (The)                            1,368,000   1,124,739
    Fuyo General Lease Co., Ltd.                             84,100   2,893,936
#   GCA Savvian Corp.                                        54,600     421,673
    Goldcrest Co., Ltd.                                     102,890   2,153,899
    Grandy House Corp.                                        4,900      15,330
    Heiwa Real Estate Co., Ltd.                             252,000   3,956,181
    Higashi-Nippon Bank, Ltd. (The)                         832,000   2,086,538
    Higo Bank, Ltd. (The)                                 1,057,000   5,432,799
    Hokkoku Bank, Ltd. (The)                              1,620,000   5,424,709
    Hokuetsu Bank, Ltd. (The)                             1,206,000   2,466,789
    Hyakugo Bank, Ltd. (The)                              1,441,609   5,585,634
    Hyakujushi Bank, Ltd. (The)                           1,507,000   5,047,862
    IBJ Leasing Co., Ltd.                                    64,900   1,485,128
#   Ichigo Group Holdings Co., Ltd.                          59,100     175,248
#   Ichiyoshi Securities Co., Ltd.                           52,100     621,425
    Iwai Cosmo Holdings, Inc.                               112,200   1,092,859
    Jimoto Holdings, Inc.                                   196,700     389,227
    Jowa Holdings Co., Ltd.                                  37,700   1,309,836
    Juroku Bank, Ltd. (The)                               1,985,000   6,934,046

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Financials -- (Continued)
    kabu.com Securities Co., Ltd.                           377,900 $1,676,668
#   Kabuki-Za Co., Ltd.                                      39,000  1,817,099
    Kagoshima Bank, Ltd. (The)                              910,000  5,683,948
    Kansai Urban Banking Corp.                            1,090,000  1,367,112
    Keihanshin Building Co., Ltd.                           165,500    839,375
#   Keiyo Bank, Ltd. (The)                                1,190,000  5,237,885
    Kita-Nippon Bank, Ltd. (The)                             50,006  1,311,369
    Kiyo Bank, Ltd. (The)                                   382,290  4,498,409
#   Kyokuto Securities Co., Ltd.                             47,700    748,147
    Land Business Co., Ltd.                                  59,500    237,264
#*  Leopalace21 Corp.                                     1,247,000  6,449,102
    Marusan Securities Co., Ltd.                            385,500  2,697,970
#   Michinoku Bank, Ltd. (The)                              795,000  1,674,249
    Mie Bank, Ltd. (The)                                    440,000    947,353
    Minato Bank, Ltd. (The)                               1,076,000  1,831,263
#   Mito Securities Co., Ltd.                               274,000    957,189
    Miyazaki Bank, Ltd. (The)                               938,000  2,865,776
#   Monex Group, Inc.                                       191,500    642,006
#   Money Partners Group Co., Ltd.                           52,400    119,656
    Musashino Bank, Ltd. (The)                              196,000  6,280,815
#   Nagano Bank, Ltd. (The)                                 496,000    869,570
    Nanto Bank, Ltd. (The)                                  934,000  3,505,658
*   New Real Property K.K.                                   43,900         --
#   Nisshin Fudosan Co.                                     211,000    739,672
    North Pacific Bank, Ltd.                              1,255,400  5,085,219
    Ogaki Kyoritsu Bank, Ltd. (The)                       2,012,000  5,434,502
    Oita Bank, Ltd. (The)                                   973,900  3,545,878
    Okasan Securities Group, Inc.                           334,000  2,331,909
    Relo Holdings, Inc.                                      49,200  2,697,918
    Ricoh Leasing Co., Ltd.                                  97,500  2,544,941
    SAMTY Co., Ltd.                                          23,000    154,557
    San-In Godo Bank, Ltd. (The)                            961,000  6,342,751
    Sankyo Frontier Co., Ltd.                                 2,000     14,452
#   Sawada Holdings Co., Ltd.                               121,600  1,031,388
#   Senshu Ikeda Holdings, Inc.                           1,094,800  5,026,742
    Shiga Bank, Ltd. (The)                                  800,000  4,374,611
    Shikoku Bank, Ltd. (The)                              1,055,000  2,127,900
    SHIMANE BANK, Ltd. (The)                                 15,600    197,540
    Shimizu Bank, Ltd. (The)                                 46,300  1,131,427
    Sumitomo Real Estate Sales Co., Ltd.                     61,360  1,840,454
#   Sun Frontier Fudousan Co., Ltd.                         106,700  1,068,446
    Taiko Bank, Ltd. (The)                                  189,000    390,283
    Takagi Securities Co., Ltd.                             194,000    466,813
    Takara Leben Co., Ltd.                                   21,300     58,421
#   TOC Co., Ltd.                                           435,250  2,960,588
    Tochigi Bank, Ltd. (The)                                745,000  2,904,185
    Toho Bank, Ltd. (The)                                 1,306,200  4,374,792
    Tohoku Bank, Ltd. (The)                                 541,000    773,408
#   Tokyo Rakutenchi Co., Ltd.                              218,000  1,002,500
    Tokyo Theatres Co., Inc.                                391,000    532,090
#   Tokyo Tomin Bank, Ltd. (The)                            204,700  2,123,781
    Tomato Bank, Ltd.                                       476,000    786,640

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
Financials -- (Continued)
    TOMONY Holdings, Inc.                                   854,850 $  3,634,992
#   Tosei Corp.                                             167,400    1,012,789
    Tottori Bank, Ltd. (The)                                332,000      591,016
#   Towa Bank, Ltd. (The)                                 1,623,000    1,541,475
#   Toyo Securities Co., Ltd.                               431,000    1,187,320
    Tsukuba Bank, Ltd.                                      462,800    1,669,930
    Yachiyo Bank, Ltd. (The)                                 74,500    2,013,831
#   Yamagata Bank, Ltd. (The)                               805,500    3,447,716
    Yamanashi Chuo Bank, Ltd. (The)                         938,000    4,064,271
                                                                    ------------
Total Financials                                                     247,176,044
                                                                    ------------
Health Care -- (4.5%)
    As One Corp.                                             76,368    2,006,366
#   Asahi Intecc Co., Ltd.                                   54,300    1,987,353
    ASKA Pharmaceutical Co., Ltd.                           131,000    1,172,049
    Biofermin Pharmaceutical Co., Ltd.                        6,600      168,862
    BML, Inc.                                                63,900    2,441,113
#   CMIC Holdings Co., Ltd.                                  63,300    1,013,573
    Create Medic Co., Ltd.                                   28,000      262,928
#   Daiken Medical Co., Ltd.                                 22,000      345,494
    Daito Pharmaceutical Co., Ltd.                           44,100      640,883
    Eiken Chemical Co., Ltd.                                 91,000    1,475,274
#   EPS Corp.                                               160,600    1,534,419
    FALCO SD HOLDINGS Co., Ltd.                              38,700      437,989
    Fuji Pharma Co., Ltd.                                    36,500      711,642
    Fuso Pharmaceutical Industries, Ltd.                    427,000    1,373,147
    Hogy Medical Co., Ltd.                                   66,800    3,445,283
    Iwaki & Co., Ltd.                                       122,000      237,752
#   Japan Medical Dynamic Marketing, Inc.                    44,900      128,603
#   Jeol, Ltd.                                              297,000    1,102,997
    JMS Co., Ltd.                                           156,000      445,731
#   Kaken Pharmaceutical Co., Ltd.                          440,000    7,582,213
    Kawasumi Laboratories, Inc.                              67,700      404,105
    Kissei Pharmaceutical Co., Ltd.                         101,400    2,374,692
    KYORIN Holdings, Inc.                                   265,900    5,125,229
    Mani, Inc.                                               16,700      747,056
    Message Co., Ltd.                                        81,400    2,612,423
    Mochida Pharmaceutical Co., Ltd.                         69,899    4,925,285
    Nagaileben Co., Ltd.                                     58,000    1,116,318
    Nakanishi, Inc.                                          41,000    1,404,555
    Nichi-iko Pharmaceutical Co., Ltd.                      200,350    3,107,594
    Nichii Gakkan Co.                                       260,500    2,297,719
    Nihon Kohden Corp.                                      179,000    7,330,666
#   Nikkiso Co., Ltd.                                       350,000    3,922,851
    Nippon Chemiphar Co., Ltd.                              180,000      866,371
    Nippon Shinyaku Co., Ltd.                               269,000    4,738,680
#   Nipro Corp.                                             469,400    4,063,693
    Nissui Pharmaceutical Co., Ltd.                          70,500      727,889
#   Paramount Bed Holdings Co., Ltd.                         89,400    2,698,194
    Psc, Inc.                                                11,100      325,217
#   Rion Co., Ltd.                                           27,700      399,098
    Rohto Pharmaceutical Co., Ltd.                          382,100    6,740,824

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
Health Care -- (Continued)
    Seed Co., Ltd.                                              200 $      2,243
    Seikagaku Corp.                                         179,800    2,152,813
#   Ship Healthcare Holdings, Inc.                          193,400    6,595,411
    Shofu, Inc.                                              24,800      208,779
    Software Service, Inc.                                   11,200      397,227
#   Taiko Pharmaceutical Co., Ltd.                           50,700      738,299
    Techno Medica Co., Ltd.                                  18,000      354,000
#*  tella, Inc.                                              18,900      204,335
    Toho Holdings Co., Ltd.                                 271,900    5,481,027
    Tokai Corp/Gifu                                          44,500    1,131,308
    Torii Pharmaceutical Co., Ltd.                           65,200    1,852,184
#   Towa Pharmaceutical Co., Ltd.                            57,800    2,469,520
    Tsukui Corp.                                            170,000    1,908,835
#   Tsumura & Co.                                             8,700      206,790
    Vital KSK Holdings, Inc.                                184,400    1,305,734
#   Wakamoto Pharmaceutical Co., Ltd.                       107,000      282,731
#   ZERIA Pharmaceutical Co., Ltd.                          105,599    2,213,950
                                                                    ------------
Total Health Care                                                    111,947,316
                                                                    ------------
Industrials -- (25.7%)
#*  A&A Material Corp.                                      127,000      141,532
    Advan Co., Ltd.                                          96,200    1,021,073
    Advanex, Inc.                                            73,000      100,849
    Aeon Delight Co., Ltd.                                    9,600      211,761
#   Aica Kogyo Co., Ltd.                                    282,300    5,903,544
    Aichi Corp.                                             172,400      734,212
    Aida Engineering, Ltd.                                  302,300    2,885,684
    Alinco, Inc.                                             47,300      539,086
    Alps Logistics Co., Ltd.                                 50,700      523,602
#   Altech Corp.                                             43,850      426,134
    Anest Iwata Corp.                                       169,000    1,022,058
*   Arrk Corp.                                               79,400      182,953
    Asahi Diamond Industrial Co., Ltd.                      303,800    4,111,416
#   Asahi Kogyosha Co., Ltd.                                124,000      453,150
#*  Asanuma Corp.                                           501,000      672,598
    Asia Air Survey Co., Ltd.                                23,000       78,544
#   Asunaro Aoki Construction Co., Ltd.                     154,000      883,790
    Bando Chemical Industries, Ltd.                         452,000    1,739,180
    Benefit One, Inc.                                        98,200      857,068
    Bunka Shutter Co., Ltd.                                 284,000    1,657,504
    Central Glass Co., Ltd.                               1,125,000    3,689,235
    Central Security Patrols Co., Ltd.                       43,700      444,217
    Chiyoda Integre Co., Ltd.                                50,800      700,458
    Chudenko Corp.                                          130,500    1,866,857
#   Chugai Ro Co., Ltd.                                     384,000      825,915
    CKD Corp.                                               322,100    2,934,210
#   Cosel Co., Ltd.                                         127,900    1,458,081
    CTI Engineering Co., Ltd.                                60,700      646,248
    Dai-Dan Co., Ltd.                                       156,000      824,606
    Daido Kogyo Co., Ltd.                                   171,000      513,990
    Daifuku Co., Ltd.                                       505,000    5,822,461
#   Daihatsu Diesel Manufacturing Co., Ltd.                  74,000      486,625

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    Daihen Corp.                                            586,000 $2,220,840
#   Daiho Corp.                                              48,000    187,196
    Daiichi Jitsugyo Co., Ltd.                              238,000  1,001,927
#   Daiseki Co., Ltd.                                       200,163  3,189,073
    Daiseki Eco. Solution Co., Ltd.                           7,200    106,417
    Daiwa Industries, Ltd.                                  178,000  1,097,903
*   Danto Holdings Corp.                                    165,000    189,028
    Denyo Co., Ltd.                                          85,100  1,268,175
    Dijet Industrial Co., Ltd.                               80,000    112,656
    DMG Mori Seiki Co., Ltd.                                504,000  6,287,404
    DMW Corp.                                                 4,800     85,264
#   Duskin Co., Ltd.                                        261,900  4,841,300
    Ebara Jitsugyo Co., Ltd.                                 35,500    494,910
    Eidai Co., Ltd.                                          71,000    383,903
    Emori Group Holdings Co., Ltd.                           30,300    451,407
    en-japan, Inc.                                           49,800    877,784
#   Endo Lighting Corp.                                      54,300    863,142
*   Enshu, Ltd.                                             281,000    352,407
#   Freund Corp.                                              3,500     46,667
#   Fudo Tetra Corp.                                        842,500  1,881,520
    Fujikura, Ltd.                                        2,042,000  8,792,791
#*  Fujisash Co., Ltd.                                      307,800    470,903
    Fujitec Co., Ltd.                                       384,000  4,427,678
    Fukuda Corp.                                            508,000  2,359,029
    Fukushima Industries Corp.                               66,400    944,174
#   Fukuyama Transporting Co., Ltd.                         669,400  3,917,450
    Funai Consulting, Inc.                                  112,400    876,540
    Furukawa Co., Ltd.                                    1,300,000  2,358,053
#   Furukawa Electric Co., Ltd.                           3,973,000  8,945,051
    Furusato Industries, Ltd.                                50,600    515,084
    Futaba Corp.                                            154,300  2,425,061
    Gecoss Corp.                                            112,400  1,053,362
    Glory, Ltd.                                             305,500  7,903,712
    Hamakyorex Co., Ltd.                                     39,100  1,082,974
    Hanwa Co., Ltd.                                       1,084,000  4,239,791
#   Harmonic Drive Systems, Inc.                              8,000    227,165
#   Hazama Ando Corp.                                       796,000  3,513,079
#   Hibiya Engineering, Ltd.                                131,300  1,693,146
    Hisaka Works, Ltd.                                      115,000  1,021,017
#   Hitachi Koki Co., Ltd.                                  291,400  2,170,714
    Hitachi Metals Techno, Ltd.                              56,500    680,873
    Hitachi Transport System, Ltd.                          125,100  1,919,641
#   Hitachi Zosen Corp.                                     921,079  4,519,341
    Hokuetsu Industries Co., Ltd.                            85,000    461,473
    Hokuriku Electrical Construction Co., Ltd.               64,000    281,308
    Hosokawa Micron Corp.                                   166,000  1,001,986
    Howa Machinery, Ltd.                                     70,500    500,587
#   Ichiken Co., Ltd.                                        87,000    144,184
    ICHINEN HOLDINGS Co., Ltd.                              100,300    738,240
    Idec Corp.                                              149,200  1,311,325
    Iino Kaiun Kaisha, Ltd.                                 260,200  1,279,952
#   Inaba Denki Sangyo Co., Ltd.                            128,500  3,946,306

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    Inaba Seisakusho Co., Ltd.                               58,800 $  741,994
    Inabata & Co., Ltd.                                     317,300  2,986,046
    Inui Steamship Co., Ltd.                                128,800    396,386
#   Inui Warehouse Co., Ltd.                                 23,600    216,797
#   Iseki & Co., Ltd.                                     1,003,000  2,592,017
    Ishii Iron Works Co., Ltd.                               57,000    137,240
    Itoki Corp.                                             205,900  1,546,018
    Iwasaki Electric Co., Ltd.                              367,000    887,483
#   Iwatani Corp.                                         1,022,000  5,997,386
    Jalux, Inc.                                              40,800    428,594
#   Jamco Corp.                                              80,000  1,431,936
    Japan Airport Terminal Co., Ltd.                        120,400  2,778,120
#   Japan Foundation Engineering Co., Ltd.                  162,500    528,629
    Japan Pulp & Paper Co., Ltd.                            469,000  1,597,522
#   Japan Steel Works, Ltd. (The)                           158,000    667,571
    Japan Transcity Corp.                                   249,000    758,155
#   JK Holdings Co., Ltd.                                    92,540    479,241
#*  Juki Corp.                                              544,000  1,118,876
    Kamei Corp.                                             153,000  1,126,628
    Kanaden Corp.                                           116,000    815,849
    Kanagawa Chuo Kotsu Co., Ltd.                           192,000    937,476
#   Kanamoto Co., Ltd.                                      135,000  4,240,862
#   Kandenko Co., Ltd.                                      576,000  3,089,831
#   Kanematsu Corp.                                       2,253,625  3,468,061
*   Kanematsu-NNK Corp.                                     125,000    181,215
#   Katakura Industries Co., Ltd.                           132,100  1,698,356
    Kato Works Co., Ltd.                                    296,000  1,707,223
#   KAWADA TECHNOLOGIES, Inc.                                60,600  1,796,527
    Kawasaki Kinkai Kisen Kaisha, Ltd.                       99,000    291,823
    Keihin Co., Ltd.                                        245,000    350,973
*   KI Holdings Co., Ltd.                                    54,000    146,328
    King Jim Co., Ltd.                                       30,400    218,000
*   Kinki Sharyo Co., Ltd. (The)                            185,000    591,836
    Kintetsu World Express, Inc.                             84,200  3,341,648
    Kitagawa Iron Works Co., Ltd.                           502,000    817,568
    Kitano Construction Corp.                               242,000    598,083
    Kitazawa Sangyo Co., Ltd.                                19,900     34,710
    Kito Corp.                                               46,900    859,947
    Kitz Corp.                                              508,700  2,402,117
*   Kobe Electric Railway Co., Ltd.                           6,000     20,147
    Kobelco Eco-Solutions Co., Ltd.                           3,000     10,634
    Koike Sanso Kogyo Co., Ltd.                             149,000    312,688
    Kokusai Co., Ltd.                                        23,300    258,313
    Kokuyo Co., Ltd.                                        458,725  3,507,923
    KOMAIHALTEC, Inc.                                       213,000    595,944
    Komatsu Wall Industry Co., Ltd.                          48,300  1,036,029
    Komori Corp.                                            407,800  5,186,743
    Kondotec, Inc.                                          114,100    779,657
    Kosaido Co., Ltd.                                       275,700  1,252,452
#   KRS Corp.                                                37,200    368,191
#   Kuroda Electric Co., Ltd.                               174,000  2,795,493
    Kyodo Printing Co., Ltd.                                540,000  1,454,799

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    Kyokuto Boeki Kaisha, Ltd.                               58,000 $  114,206
    Kyokuto Kaihatsu Kogyo Co., Ltd.                        210,100  2,762,128
    Kyoritsu Printing Co., Ltd.                               5,400     13,867
    Kyosan Electric Manufacturing Co., Ltd.                 278,000    961,535
    Kyowa Exeo Corp.                                        482,300  6,238,888
    Kyudenko Corp.                                          225,000  1,940,199
#   Link And Motivation, Inc.                                27,300     49,342
#*  Lonseal Corp.                                           116,000    174,876
#   Maeda Corp.                                             845,000  6,288,202
#   Maeda Kosen Co., Ltd.                                    33,400    497,303
    Maeda Road Construction Co., Ltd.                       360,000  5,582,009
    Maezawa Industries, Inc.                                 35,700    108,234
    Maezawa Kasei Industries Co., Ltd.                       50,700    528,528
    Maezawa Kyuso Industries Co., Ltd.                       52,800    692,212
    Makino Milling Machine Co., Ltd.                        576,000  4,288,275
    Marubeni Construction Material Lease Co., Ltd.           75,000    150,714
#   Marufuji Sheet Piling Co., Ltd.                           7,000     23,999
    Maruka Machinery Co., Ltd.                               28,100    366,115
    Maruyama Manufacturing Co., Inc.                        237,000    503,119
#   Maruzen Showa Unyu Co., Ltd.                            309,000    969,358
    Matsuda Sangyo Co., Ltd.                                 82,582    917,866
    Matsui Construction Co., Ltd.                           128,600    545,842
    Max Co., Ltd.                                           197,000  2,161,269
#   Meidensha Corp.                                         989,050  4,094,516
#   Meiji Shipping Co., Ltd.                                114,200    443,565
    Meisei Industrial Co., Ltd.                             221,000  1,049,629
    Meitec Corp.                                            156,900  4,177,200
    Meito Transportation Co., Ltd.                           22,000    142,406
#   Meiwa Corp.                                             166,400    661,786
    Mesco, Inc.                                              22,000    149,142
    Mirait Holdings Corp.                                   377,085  3,316,862
    Mitani Corp.                                             64,700  1,457,568
#*  Mitsubishi Kakoki Kaisha, Ltd.                          369,000    560,095
#   Mitsubishi Nichiyu Forklift Co., Ltd.                   147,000  1,024,315
    Mitsubishi Pencil Co., Ltd.                             104,500  3,105,767
    Mitsuboshi Belting Co., Ltd.                            296,000  1,546,444
    Mitsui Engineering & Shipbuilding Co., Ltd.           4,170,000  8,090,757
#   Mitsui Matsushima Co., Ltd.                             761,000  1,103,077
#   Mitsui-Soko Co., Ltd.                                   453,000  1,797,279
    Mitsumura Printing Co., Ltd.                             93,000    240,084
#   Miura Co., Ltd.                                         157,300  4,468,277
#   Miyaji Engineering Group, Inc.                          332,175    741,467
#   MonotaRO Co., Ltd.                                      148,100  2,988,336
    Morita Holdings Corp.                                   239,000  1,990,565
#   Moshi Moshi Hotline, Inc.                               240,800  2,437,610
    NAC Co., Ltd.                                            50,800    749,434
    Nachi-Fujikoshi Corp.                                   913,000  5,646,641
    Nagase & Co., Ltd.                                      188,800  2,313,384
    Nakabayashi Co., Ltd.                                   217,000    426,549
    Nakano Corp.                                              5,500     12,445
#   Namura Shipbuilding Co., Ltd.                           182,100  1,371,196
    Narasaki Sangyo Co., Ltd.                                56,000    148,509

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    NDS Co., Ltd.                                           231,000 $  642,379
#   NEC Capital Solutions, Ltd.                              45,100    780,506
#   Nichias Corp.                                           553,000  3,745,812
    Nichiban Co., Ltd.                                      122,000    411,712
    Nichiden Corp.                                           24,500    586,571
    Nichiha Corp.                                           132,380  1,525,170
    Nichireki Co., Ltd.                                     138,000  1,349,510
    Nihon M&A Center, Inc.                                   57,900  1,353,657
    Nikkato Corp.                                               700      2,725
#   Nikko Co., Ltd.                                         149,000    640,918
    Nippo Corp.                                             315,000  4,813,041
#   Nippon Carbon Co., Ltd.                                 663,000  1,169,471
#   Nippon Conveyor Co., Ltd.                               170,000    213,743
#   Nippon Densetsu Kogyo Co., Ltd.                         211,000  3,131,362
    Nippon Filcon Co., Ltd.                                  70,900    292,841
    Nippon Hume Corp.                                       112,000    815,943
#   Nippon Jogesuido Sekkei Co., Ltd.                        29,500    358,334
    Nippon Kanzai Co., Ltd.                                  43,000    871,614
#   Nippon Koei Co., Ltd.                                   372,000  1,782,332
    Nippon Konpo Unyu Soko Co., Ltd.                        313,300  5,293,857
#   Nippon Parking Development Co., Ltd.                    879,100    935,097
    Nippon Rietec Co., Ltd.                                   7,000     51,395
    Nippon Road Co., Ltd. (The)                             395,000  2,010,827
    Nippon Seisen Co., Ltd.                                 103,000    407,176
#   Nippon Sharyo, Ltd.                                     391,000  1,402,495
#*  Nippon Sheet Glass Co., Ltd.                          5,424,000  6,957,041
    Nippon Steel & Sumikin Bussan Corp.                     882,599  3,118,123
#   Nippon Steel & Sumikin Texeng Co., Ltd.                 274,000  1,060,422
    Nippon Thompson Co., Ltd.                               375,000  1,709,028
    Nippon Tungsten Co., Ltd.                                62,000    102,145
    Nishi-Nippon Railroad Co., Ltd.                       1,036,000  3,984,348
    Nishimatsu Construction Co., Ltd.                     1,855,000  6,674,929
    Nishio Rent All Co., Ltd.                                84,700  3,116,406
#   Nissei ASB Machine Co., Ltd.                             30,600    486,921
    Nissei Corp.                                             37,900    358,125
    Nissei Plastic Industrial Co., Ltd.                     241,800  1,362,710
    Nisshinbo Holdings, Inc.                                839,000  7,187,941
    Nissin Corp.                                            377,000  1,063,040
#   Nissin Electric Co., Ltd.                               284,000  1,579,449
    Nitta Corp.                                             112,800  2,317,229
#*  Nitto Boseki Co., Ltd.                                  838,000  3,496,691
#   Nitto Kogyo Corp.                                       149,000  3,089,287
#   Nitto Kohki Co., Ltd.                                    68,300  1,243,546
    Nitto Seiko Co., Ltd.                                   138,000    398,271
#   Nittoc Construction Co., Ltd.                           154,100    551,572
#   Nittoku Engineering Co., Ltd.                            79,500    684,896
    Noda Corp.                                              158,100    649,233
#   Nomura Co., Ltd.                                        220,000  1,563,797
    Noritake Co., Ltd.                                      588,000  1,438,854
    Noritz Corp.                                            164,200  2,917,168
#   NS United Kaiun Kaisha, Ltd.                            574,000  1,289,822
    Obara Group, Inc.                                        62,600  2,351,678

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    Obayashi Road Corp.                                     175,000 $  970,926
    Odelic Co., Ltd.                                          1,400     38,041
#   Oiles Corp.                                             138,142  3,111,251
    Okabe Co., Ltd.                                         217,600  2,992,019
*   Okamoto Machine Tool Works, Ltd.                        166,000    161,150
    Okamura Corp.                                           364,900  3,121,399
    OKI Electric Cable Co., Ltd.                             90,000    147,358
#   OKK Corp.                                               419,000    538,327
#   OKUMA Corp.                                             792,000  6,779,020
    Okumura Corp.                                           951,400  4,346,750
    Onoken Co., Ltd.                                         75,600    796,047
    Organo Corp.                                            221,000  1,051,521
    OSG Corp.                                               401,700  6,474,736
#   Outsourcing, Inc.                                        37,400    468,738
    Oyo Corp.                                               109,600  1,520,338
#*  Pasco Corp.                                             101,000    388,859
    Pasona Group, Inc.                                       96,900    494,338
    Penta-Ocean Construction Co., Ltd.                    1,646,000  5,383,509
    Pilot Corp.                                              81,700  3,434,068
#   Prestige International, Inc.                             74,100    695,411
    Pronexus, Inc.                                          133,200    907,571
#   PS Mitsubishi Construction Co., Ltd.                     37,300    166,202
#   Raito Kogyo Co., Ltd.                                   286,500  2,467,055
#   Rheon Automatic Machinery Co., Ltd.                      64,000    356,799
    Ryobi, Ltd.                                             710,200  2,103,937
    Sakai Heavy Industries, Ltd.                            224,000    795,659
    Sakai Moving Service Co., Ltd.                           10,300    348,176
#*  Sanix, Inc.                                             115,800  1,370,878
    Sanki Engineering Co., Ltd.                             340,000  2,086,692
#   Sanko Metal Industrial Co., Ltd.                        136,000    310,613
    Sankyo Tateyama, Inc.                                   171,000  3,384,430
    Sankyu, Inc.                                          1,545,000  5,889,261
    Sanritsu Corp.                                            6,300     32,653
    Sanwa Holdings Corp.                                  1,215,000  7,422,723
    Sanyo Denki Co., Ltd.                                   223,000  1,502,028
    Sanyo Engineering & Construction, Inc.                   48,000    236,040
    Sanyo Industries, Ltd.                                   99,000    181,458
#*  Sasebo Heavy Industries Co., Ltd.                       701,000    783,137
#   Sata Construction Co., Ltd.                             384,000    440,640
#   Sato Holdings Corp.                                     115,100  2,498,153
    Sato Shoji Corp.                                         65,300    414,037
    SBS Holdings, Inc.                                        6,000    101,593
    Secom Joshinetsu Co., Ltd.                               33,900    829,793
    Seibu Electric Industry Co., Ltd.                        67,000    304,944
#   Seika Corp.                                             322,000    750,439
#*  Seikitokyu Kogyo Co., Ltd.                              713,000    875,624
    Seino Holdings Co., Ltd.                                512,000  5,060,472
    Sekisui Jushi Corp.                                     168,000  2,236,810
#   Senko Co., Ltd.                                         497,000  2,271,596
#   Senshu Electric Co., Ltd.                                37,300    477,922
    Shibusawa Warehouse Co., Ltd. (The)                     265,000    880,006
#   Shibuya Kogyo Co., Ltd.                                  44,900  1,213,437

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
#   Shima Seiki Manufacturing, Ltd.                         152,300 $2,541,653
    Shin Nippon Air Technologies Co., Ltd.                   88,780    543,397
    Shin-Keisei Electric Railway Co., Ltd.                  182,000    672,913
    Shinmaywa Industries, Ltd.                              473,000  4,177,037
    Shinnihon Corp.                                         194,800    572,448
    Shinsho Corp.                                           254,000    572,146
    Shinwa Co., Ltd.                                          8,400     97,128
    Shoko Co., Ltd.                                         390,000    519,762
#   Showa Aircraft Industry Co., Ltd.                        11,237    131,298
#   Sinfonia Technology Co., Ltd.                           574,000    882,952
#   Sinko Industries, Ltd.                                   87,000    827,105
    Sintokogio, Ltd.                                        259,800  1,866,932
    Soda Nikka Co., Ltd.                                     67,000    287,336
    Sodick Co., Ltd.                                        259,300    962,819
#   Sohgo Security Services Co., Ltd.                       245,800  5,211,210
    Sotetsu Holdings, Inc.                                  925,000  3,305,825
    Space Co., Ltd.                                          73,420    683,456
#   Srg Takamiya Co., Ltd.                                   16,900    235,941
#   Star Micronics Co., Ltd.                                221,600  2,735,851
    Subaru Enterprise Co., Ltd.                              59,000    193,936
    Sugimoto & Co., Ltd.                                     34,100    336,421
    Sumitomo Densetsu Co., Ltd.                              98,100  1,209,726
#*  Sumitomo Mitsui Construction Co., Ltd.                3,611,900  3,720,670
    Sumitomo Precision Products Co., Ltd.                   180,000    660,535
    Sumitomo Warehouse Co., Ltd. (The)                      754,000  3,656,000
#*  SWCC Showa Holdings Co., Ltd.                         1,732,000  1,662,176
    Tadano, Ltd.                                            213,579  3,019,964
    Taihei Dengyo Kaisha, Ltd.                              193,000  1,267,194
    Taiheiyo Kouhatsu, Inc.                                 353,000    328,076
#   Taikisha, Ltd.                                          162,300  3,511,648
    Takada Kiko Co., Ltd.                                    65,000    126,601
    Takano Co., Ltd.                                         51,100    254,733
#   Takaoka Toko Co., Ltd.                                   44,820    639,900
#   Takara Printing Co., Ltd.                                38,055    291,944
    Takara Standard Co., Ltd.                               509,000  3,635,617
#   Takasago Thermal Engineering Co., Ltd.                  328,800  3,214,688
#   Takashima & Co., Ltd.                                   192,000    420,110
#   Takeei Corp.                                             83,400    816,415
#   Takeuchi Manufacturing Co., Ltd.                         66,400  1,928,792
    Takigami Steel Construction Co., Ltd. (The)              50,000    237,730
    Takisawa Machine Tool Co., Ltd.                         349,000    488,815
    Takuma Co., Ltd.                                        392,000  3,171,448
    Tanseisha Co., Ltd.                                     137,800    522,221
#   Tatsuta Electric Wire and Cable Co., Ltd.               260,200  1,302,009
    TECHNO ASSOCIE Co., Ltd.                                 58,400    596,121
#   Techno Ryowa, Ltd.                                       71,390    325,905
#   Teikoku Electric Manufacturing Co., Ltd.                 41,500  1,182,207
    Teikoku Sen-I Co., Ltd.                                 119,000  1,704,014
#   Tekken Corp.                                            763,000  2,232,996
    Temp Holdings Co., Ltd.                                   3,400     86,493
    Teraoka Seisakusho Co., Ltd.                             53,600    207,521
#   Toa Corp.                                             1,060,000  1,994,042

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    TOA ROAD Corp.                                          246,000 $1,122,821
#*  Tobishima Corp.                                         913,000  1,333,772
    Tocalo Co., Ltd.                                         81,900  1,280,418
    Toda Corp.                                            1,143,000  4,005,747
    Toenec Corp.                                            212,000  1,026,300
    TOKAI Holdings Corp.                                    484,300  1,679,003
    Tokai Lease Co., Ltd.                                   154,000    276,038
    Tokyo Energy & Systems, Inc.                            143,000    745,614
#   Tokyo Keiki, Inc.                                       319,000    891,841
#*  Tokyo Kikai Seisakusho, Ltd.                            225,000    185,288
    Tokyo Sangyo Co., Ltd.                                   81,000    318,197
    Toli Corp.                                              252,000    486,369
#   Tomoe Corp.                                             150,100    650,287
    Tomoe Engineering Co., Ltd.                              36,200    570,965
    Tonami Holdings Co., Ltd.                               331,000    602,971
    Toppan Forms Co., Ltd.                                  280,000  2,572,715
#   Torishima Pump Manufacturing Co., Ltd.                  111,200  1,363,485
#   Toshiba Machine Co., Ltd.                               641,000  2,878,813
#   Toshiba Plant Systems & Services Corp.                  228,450  3,361,116
#   Tosho Printing Co., Ltd.                                243,000    931,977
#   Totetsu Kogyo Co., Ltd.                                 140,300  2,848,796
#   Toyo Construction Co., Ltd.                             340,800  1,208,018
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co.,
      Ltd.                                                  213,000    766,502
#   Toyo Engineering Corp.                                  653,400  2,883,101
    Toyo Machinery & Metal Co., Ltd.                         42,400    223,243
#   Toyo Tanso Co., Ltd.                                     68,900  1,658,832
#   Toyo Wharf & Warehouse Co., Ltd.                        317,000    635,545
    Trancom Co., Ltd.                                        40,000  1,406,565
    Trinity Industrial Corp.                                 19,000     81,634
    Trusco Nakayama Corp.                                   107,400  2,420,487
    Tsubakimoto Chain Co.                                   779,700  5,564,607
    Tsubakimoto Kogyo Co., Ltd.                             117,000    318,996
#*  Tsudakoma Corp.                                         272,000    361,387
#   Tsugami Corp.                                           368,000  2,090,870
    Tsukishima Kikai Co., Ltd.                              127,000  1,351,533
    Tsurumi Manufacturing Co., Ltd.                          94,000  1,148,156
    TTK Co., Ltd.                                            62,000    272,281
    Uchida Yoko Co., Ltd.                                   331,000    925,622
#   Ueki Corp.                                              364,000    712,890
    Union Tool Co.                                           64,700  1,516,756
    Ushio, Inc.                                             266,700  3,483,535
    Utoc Corp.                                               92,900    323,632
#   Wakachiku Construction Co., Ltd.                      1,204,000  1,837,449
    Wakita & Co., Ltd.                                      197,000  2,236,055
    Weathernews, Inc.                                        37,900    994,298
#   Yahagi Construction Co., Ltd.                           147,200  1,446,214
    YAMABIKO Corp.                                           35,182  1,310,117
    Yamato Corp.                                             82,000    272,822
    Yamaura Corp.                                            24,000     68,561
    Yamazen Corp.                                           305,500  1,973,627
    Yasuda Warehouse Co., Ltd. (The)                        100,100  1,035,408
    Yokogawa Bridge Holdings Corp.                          170,400  2,259,521

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
Industrials -- (Continued)
    Yondenko Corp.                                          132,800 $    471,798
#   Yuasa Trading Co., Ltd.                                 996,000    1,895,102
    Yuken Kogyo Co., Ltd.                                   183,000      373,912
#   Yumeshin Holdings Co., Ltd.                              55,900      479,808
    Yurtec Corp.                                            256,000    1,194,813
    Yusen Logistics Co., Ltd.                               103,200    1,188,480
#   Zuiko Corp.                                               8,800      489,993
                                                                    ------------
Total Industrials                                                    646,480,954
                                                                    ------------
Information Technology -- (9.9%)
    A&D Co., Ltd.                                            94,100      401,889
#   Ai Holdings Corp.                                       255,500    4,076,089
    Aichi Tokei Denki Co., Ltd.                             192,000      537,474
#   Aiphone Co., Ltd.                                        84,900    1,387,928
    Allied Telesis Holdings K.K.                            470,700      378,943
    Alpha Systems, Inc.                                      35,560      519,560
    Amano Corp.                                             351,700    3,386,439
#   Anritsu Corp.                                           606,100    6,787,474
    AOI Electronic Co., Ltd.                                 35,200      686,318
    Argo Graphics, Inc.                                      25,600      404,746
    Arisawa Manufacturing Co., Ltd.                         186,600      872,455
    Asahi Net, Inc.                                          74,000      339,315
#   Axell Corp.                                              43,600      677,099
    Azbil Corp.                                             178,400    4,048,375
#   Bit-isle, Inc.                                          112,900      735,810
    CAC Holdings Corp.                                       72,400      707,000
#   Canon Electronics, Inc.                                 127,100    2,148,223
#   Capcom Co., Ltd.                                        189,900    3,307,529
    Chino Corp.                                             165,000      349,335
#*  CMK Corp.                                               263,200      655,307
    Computer Engineering & Consulting, Ltd.                  69,400      409,921
#   CONEXIO Corp.                                           104,600      807,023
    Core Corp.                                               37,100      258,824
    Cresco, Ltd.                                             23,200      233,642
    Cybernet Systems Co., Ltd.                               12,000       41,553
    Cybozu, Inc.                                            115,700      398,191
#   Dai-ichi Seiko Co., Ltd.                                 53,200      676,361
#   Dainippon Screen Manufacturing Co., Ltd.                398,000    1,735,931
#   Daishinku Corp.                                         193,000      747,264
    Daito Electron Co., Ltd.                                  5,900       22,472
    Daiwabo Holdings Co., Ltd.                            1,152,000    1,983,620
#   Denki Kogyo Co., Ltd.                                   319,000    1,898,268
    DKK-Toa Corp.                                            38,200      178,359
    DTS Corp.                                               114,800    1,903,700
#   Dwango Co., Ltd.                                        103,400    2,884,496
    Eizo Corp.                                               99,300    2,692,282
    Elecom Co., Ltd.                                         43,500      785,661
    Elematec Corp.                                           39,871      681,452
#   EM Systems Co., Ltd.                                     11,500      234,480
#   Enplas Corp.                                             45,000    2,585,608
#   ESPEC Corp.                                             123,100      940,512
    Excel Co., Ltd.                                          36,400      385,478

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
Information Technology -- (Continued)
    Faith, Inc.                                            27,910 $  274,675
#*  FDK Corp.                                             246,000    287,255
#   Ferrotec Corp.                                        179,000    965,411
#   Fuji Electronics Co., Ltd.                             55,100    657,262
    Fuji Soft, Inc.                                       120,000  2,510,224
    Fujitsu Frontech, Ltd.                                 77,500    864,496
#   Furuno Electric Co., Ltd.                              86,500    583,688
#   Furuya Metal Co., Ltd.                                 10,800    279,975
    Future Architect, Inc.                                114,800    679,064
    GMO internet, Inc.                                    159,900  1,412,661
#   GMO Payment Gateway, Inc.                              11,700    366,753
#   Gurunavi, Inc.                                        166,200  2,166,249
    Hakuto Co., Ltd.                                       85,700    791,199
#   Hioki EE Corp.                                         45,400    714,575
    Hitachi Kokusai Electric, Inc.                        217,500  2,486,373
    Hochiki Corp.                                          97,000    518,343
#   Hokuriku Electric Industry Co., Ltd.                  398,000    529,442
#   Horiba, Ltd.                                          218,850  7,564,844
#   Hosiden Corp.                                         351,400  1,598,593
    I-Net Corp.                                            47,800    337,441
    Icom, Inc.                                             49,700  1,143,979
*   Ikegami Tsushinki Co., Ltd.                           268,000    264,854
    Imagica Robot Holdings, Inc.                            2,200      9,026
    Ines Corp.                                            202,300  1,329,194
#   Infocom Corp.                                          73,800    620,631
#   Infomart Corp.                                         49,800    788,871
    Information Services International-Dentsu, Ltd.        76,700    959,454
    Innotech Corp.                                         92,200    391,533
#   Internet Initiative Japan, Inc.                       167,100  3,877,007
#   Iriso Electronics Co., Ltd.                            45,400  2,285,115
    IT Holdings Corp.                                     448,301  6,949,558
    Itfor, Inc.                                            99,500    401,413
    Iwatsu Electric Co., Ltd.                             541,000    476,181
    Japan Aviation Electronics Industry, Ltd.             349,600  5,950,871
#   Japan Digital Laboratory Co., Ltd.                    117,300  1,709,046
*   Japan Radio Co., Ltd.                                 304,000  1,183,483
    Jastec Co., Ltd.                                       61,400    427,708
#   JBCC Holdings, Inc.                                    84,900    644,148
*   Justsystems Corp.                                     165,300  1,083,365
#   Kaga Electronics Co., Ltd.                            116,400  1,393,909
    Kanematsu Electronics, Ltd.                            83,100  1,109,764
    Koa Corp.                                             189,200  1,818,444
    Kyoden Co., Ltd.                                        1,300      2,287
    Kyowa Electronics Instruments Co., Ltd.                59,000    281,610
#   LAC Co., Ltd.                                          61,400    321,824
    Lasertec Corp.                                         52,400    521,355
#*  Livesense, Inc.                                        38,400    356,392
    Macnica, Inc.                                          57,900  1,716,793
    Marubun Corp.                                          98,500    543,716
    Maruwa Co., Ltd.                                       53,800  1,908,883
#   Marvelous AQL, Inc.                                   163,400  1,088,544
#*  Megachips Corp.                                       104,400  1,230,525

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Information Technology -- (Continued)
    Meiko Electronics Co., Ltd.                              70,200 $  413,373
#   Melco Holdings, Inc.                                     77,000  1,170,874
#   Micronics Japan Co., Ltd.                                46,700  1,285,237
    Mimasu Semiconductor Industry Co., Ltd.                  94,181    854,981
#   Miraial Co., Ltd.                                        33,800    527,247
    Miroku Jyoho Service Co., Ltd.                           99,500    389,299
    Mitsubishi Research Institute, Inc.                      23,300    494,580
    Mitsui High-Tec, Inc.                                   146,300    922,745
#   Mitsui Knowledge Industry Co., Ltd.                     364,300    534,920
#   Mitsumi Electric Co., Ltd.                              560,900  3,594,164
#   MTI, Ltd.                                                73,600    409,438
#   Mutoh Holdings Co., Ltd.                                101,000    440,661
    Nagano Keiki Co., Ltd.                                    5,500     36,143
    Nakayo Telecommunications, Inc.                         411,000  1,282,915
    NEC Networks & System Integration Corp.                 140,600  2,970,363
#   NET One Systems Co., Ltd.                               493,600  4,015,900
#*  New Japan Radio Co., Ltd.                                12,000     43,623
    Nichicon Corp.                                          302,300  2,242,302
#   Nidec Copal Electronics Corp.                            87,400    692,438
    NIFTY Corp.                                              47,400    672,362
#   Nihon Dempa Kogyo Co., Ltd.                             105,700    849,374
    Nihon Unisys, Ltd.                                      274,175  2,784,255
#   Nippon Ceramic Co., Ltd.                                 88,600  1,389,317
#*  Nippon Chemi-Con Corp.                                  781,000  2,496,506
    Nippon Kodoshi Corp.                                      6,200     62,663
    Nippon Signal Co., Ltd. (The)                           291,200  2,414,662
    Nippon Systemware Co., Ltd.                              27,900    127,828
    Nohmi Bosai, Ltd.                                       135,000  1,547,311
    Noritsu Koki Co., Ltd.                                  101,700    728,820
#   NS Solutions Corp.                                       97,800  2,446,901
    NSD Co., Ltd.                                           202,500  2,503,524
#   Nuflare Technology, Inc.                                 15,900    989,142
    OBIC Business Consultants, Ltd.                           3,200    103,689
    Ohara, Inc.                                              47,600    279,788
#   Oizumi Corp.                                             16,300    137,608
    Okaya Electric Industries Co., Ltd.                      73,000    267,461
#   Oki Electric Industry Co., Ltd.                       3,320,000  6,499,146
    ONO Sokki Co., Ltd.                                     114,000    518,195
    Optex Co., Ltd.                                          59,300    966,594
#   Origin Electric Co., Ltd.                               168,000    468,316
#   Osaki Electric Co., Ltd.                                173,000  1,047,212
    Panasonic Industrial Devices SUNX Co., Ltd.             110,800    501,684
    Panasonic Information Systems                            15,700    412,442
    PCA Corp.                                                 2,500     30,483
    Riken Keiki Co., Ltd.                                    82,300    797,427
    Riso Kagaku Corp.                                        91,800  2,264,539
    Roland DG Corp.                                           3,000    101,400
    Ryoden Trading Co., Ltd.                                173,000  1,167,010
    Ryosan Co., Ltd.                                        189,600  4,007,631
    Ryoyo Electro Corp.                                     113,200  1,360,017
    Sanken Electric Co., Ltd.                               610,000  4,249,523
    Sanshin Electronics Co., Ltd.                           154,200    967,844

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
Information Technology -- (Continued)
    Satori Electric Co., Ltd.                              79,080 $    500,474
    Saxa Holdings, Inc.                                   307,000      459,203
    Shibaura Electronics Co., Ltd.                         15,900      284,013
#   Shibaura Mechatronics Corp.                           199,000      499,916
#   Shindengen Electric Manufacturing Co., Ltd.           410,000    1,675,024
#*  Shinkawa, Ltd.                                         68,300      375,444
#   Shinko Electric Industries Co., Ltd.                  403,000    2,654,034
    Shinko Shoji Co., Ltd.                                125,200    1,153,515
    Shizuki Electric Co., Inc.                            103,000      404,520
    Siix Corp.                                             87,200    1,280,460
#   SMK Corp.                                             347,000    1,294,504
    SMS Co., Ltd.                                          35,200      750,087
#   Softbank Technology Corp.                              17,900      266,521
*   Softbrain Co., Ltd.                                     7,700        9,553
    Soshin Electric Co., Ltd.                               4,600       16,073
    SRA Holdings                                           51,300      736,620
    Sumida Corp.                                           86,249      520,138
    Sun-Wa Technos Corp.                                   16,500      142,394
    Systena Corp.                                         117,600      815,931
#   Tabuchi Electric Co., Ltd.                            102,000      673,591
    Tachibana Eletech Co., Ltd.                            63,300      844,819
#   Taiyo Yuden Co., Ltd.                                 619,100    7,654,809
    Tamura Corp.                                          422,000    1,006,473
#*  Teac Corp.                                            436,000      290,197
    Tecmo Koei Holdings Co., Ltd.                         146,230    1,746,871
    Teikoku Tsushin Kogyo Co., Ltd.                       215,000      353,817
    TKC Corp.                                             110,100    2,226,599
#   Tokyo Electron Device, Ltd.                            34,200      450,672
    Tokyo Seimitsu Co., Ltd.                              216,900    3,655,177
    Tomen Devices Corp.                                     2,400       39,875
    Tomen Electronics Corp.                                61,000      977,449
#   Topcon Corp.                                          202,900    3,538,509
    Tose Co., Ltd.                                         22,100      151,831
    Toshiba TEC Corp.                                     697,000    4,540,712
    Toukei Computer Co., Ltd.                              26,810      361,748
#   Towa Corp.                                            112,000      569,039
#   Toyo Corp.                                            153,600    1,700,280
#   Transcosmos, Inc.                                     137,700    2,567,167
    UKC Holdings Corp.                                     59,800      962,103
*   Ulvac, Inc.                                           238,300    4,516,299
#*  Uniden Corp.                                          377,000      874,266
#   UT Holdings Co., Ltd.                                 144,600      879,589
    Wacom Co., Ltd.                                        38,600      252,440
    Wellnet Corp.                                          31,500      503,762
    Y A C Co., Ltd.                                        37,700      216,113
#   Yamaichi Electronics Co., Ltd.                         75,700      304,317
    Yashima Denki Co., Ltd.                                 7,700       33,624
    Yokowo Co., Ltd.                                       84,300      419,431
#   Zappallas, Inc.                                        52,200      343,714
#   Zuken, Inc.                                            94,600      740,786
                                                                  ------------
Total Information Technology                                       247,986,792
                                                                  ------------

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Materials -- (9.8%)
    Achilles Corp.                                          874,000 $1,157,823
    ADEKA Corp.                                             494,600  5,434,197
    Agro-Kanesho Co., Ltd.                                   14,000     95,786
    Aichi Steel Corp.                                       587,000  2,164,759
    Alconix Corp.                                            25,700    516,914
    Arakawa Chemical Industries, Ltd.                        79,200    667,073
#   Araya Industrial Co., Ltd.                              276,000    443,899
#   Asahi Holdings, Inc.                                    139,150  2,197,439
    Asahi Organic Chemicals Industry Co., Ltd.              391,000    849,523
    Asahi Printing Co., Ltd.                                    800     17,827
#   C Uyemura & Co., Ltd.                                    17,800    823,565
    Carlit Holdings Co., Ltd.                                67,500    310,382
    Chuetsu Pulp & Paper Co., Ltd.                          568,000  1,069,424
#*  Chugai Mining Co., Ltd.                               1,012,400    326,796
#   Chugoku Marine Paints, Ltd.                             341,000  2,175,290
    Chuo Denki Kogyo Co., Ltd.                              100,100    319,291
#*  Co-Op Chemical Co., Ltd.                                159,000    188,370
    Dai Nippon Toryo Co., Ltd.                              683,000  1,016,401
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                    8,200    199,135
    Daiken Corp.                                            401,000    980,928
#   Daiki Aluminium Industry Co., Ltd.                      142,000    333,666
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                  376,000  1,589,102
#   Daio Paper Corp.                                        526,500  5,523,574
    Daiso Co., Ltd.                                         411,000  1,364,101
#   DC Co., Ltd.                                            113,900    600,299
    Denki Kagaku Kogyo K.K.                                 500,000  1,658,268
#   DKS Co., Ltd.                                           197,000    597,917
    Dynapac Co., Ltd.                                        25,000     63,863
    Earth Chemical Co., Ltd.                                 55,400  1,981,861
#   FP Corp.                                                136,000  4,229,759
    Fuji Seal International, Inc.                           121,900  3,966,141
    Fujikura Kasei Co., Ltd.                                138,000    754,217
    Fujimi, Inc.                                            108,700  1,256,943
    Fujimori Kogyo Co., Ltd.                                 69,200  1,942,748
    Fumakilla, Ltd.                                          45,000    129,549
    Fuso Chemical Co., Ltd.                                   2,900     78,573
    Godo Steel, Ltd.                                        899,000  1,265,872
#   Gun-Ei Chemical Industry Co., Ltd.                      276,000    996,364
    Harima Chemicals Group, Inc.                             73,300    315,406
#   Hodogaya Chemical Co., Ltd.                             289,000    567,861
    Hokkan Holdings, Ltd.                                   283,000    737,451
    Hokko Chemical Industry Co., Ltd.                        90,000    303,751
#   Hokuetsu Kishu Paper Co., Ltd.                          862,199  4,100,620
    Honshu Chemical Industry Co., Ltd.                       14,000     92,960
#   Ihara Chemical Industry Co., Ltd.                       211,000  1,648,892
    Ise Chemical Corp.                                       83,000    555,053
*   Ishihara Sangyo Kaisha, Ltd.                          1,854,500  1,764,109
    Ishizuka Glass Co., Ltd.                                119,000    230,740
    JCU Corp.                                                11,900    686,112
#   JSP Corp.                                               103,900  1,560,183
#*  Kanto Denka Kogyo Co., Ltd.                              91,000    217,778
    Katakura Chikkarin Co., Ltd.                             43,000    109,868

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Materials -- (Continued)
    Kawakin Holdings Co., Ltd.                               11,000 $   28,340
    Kawasaki Kasei Chemicals, Ltd.                           84,000    115,343
    Kimoto Co., Ltd.                                        204,200    643,295
    Koatsu Gas Kogyo Co., Ltd.                              163,493    842,367
    Kogi Corp.                                               30,000     54,262
    Kohsoku Corp.                                            61,900    546,317
    Konishi Co., Ltd.                                        87,400  1,563,662
    Krosaki Harima Corp.                                    260,000    543,131
    Kumiai Chemical Industry Co., Ltd.                      271,000  1,842,686
    Kureha Corp.                                            736,500  3,482,833
    Kurimoto, Ltd.                                          702,000  1,464,398
#   Kyoei Steel, Ltd.                                        95,200  1,650,224
    Kyowa Leather Cloth Co., Ltd.                            71,700    310,350
    Lintec Corp.                                            264,300  4,914,444
    MEC Co., Ltd.                                            76,500    647,697
    Mitani Sekisan Co., Ltd.                                 17,000    253,685
#*  Mitsubishi Paper Mills, Ltd.                          1,542,000  1,326,546
    Mitsubishi Steel Manufacturing Co., Ltd.                743,000  1,489,308
    Mitsui Mining & Smelting Co., Ltd.                    3,353,000  8,314,258
#   MORESCO Corp.                                            25,600    422,088
    Mory Industries, Inc.                                   156,000    588,374
*   Nakayama Steel Works, Ltd.                              422,000    314,014
    Neturen Co., Ltd.                                       154,500  1,059,993
#*  New Japan Chemical Co., Ltd.                            182,300    380,151
    Nichia Steel Works, Ltd.                                175,900    455,929
    Nihon Kagaku Sangyo Co., Ltd.                            78,000    528,245
#   Nihon Nohyaku Co., Ltd.                                 252,000  3,140,095
    Nihon Parkerizing Co., Ltd.                             271,000  5,906,762
    Nihon Yamamura Glass Co., Ltd.                          491,000    817,303
#   Nippon Carbide Industries Co., Inc.                     369,000    767,447
*   Nippon Chemical Industrial Co., Ltd.                    491,000    639,606
    Nippon Chutetsukan K.K.                                 113,000    243,282
#   Nippon Concrete Industries Co., Ltd.                    180,000    735,197
#   Nippon Denko Co., Ltd.                                  514,000  1,430,026
    Nippon Fine Chemical Co., Ltd.                           85,600    525,455
#   Nippon Kasei Chemical Co., Ltd.                         183,000    230,881
#*  Nippon Kinzoku Co., Ltd.                                264,000    333,434
*   Nippon Koshuha Steel Co., Ltd.                          458,000    408,708
#   Nippon Light Metal Holdings Co., Ltd.                 3,026,200  4,267,168
    Nippon Pillar Packing Co., Ltd.                         113,000    811,173
    Nippon Soda Co., Ltd.                                   785,000  4,361,425
    Nippon Synthetic Chemical Industry Co., Ltd. (The)      289,000  1,925,563
#   Nippon Valqua Industries, Ltd.                          465,000  1,237,828
    Nisshin Steel Co., Ltd.                                 453,992  4,662,679
#   Nitta Gelatin, Inc.                                       4,800     48,644
    Nittetsu Mining Co., Ltd.                               375,000  1,399,753
    Nitto FC Co., Ltd.                                       72,000    433,278
#   NOF Corp.                                               833,000  5,777,172
    Okamoto Industries, Inc.                                414,000  1,360,882
    Okura Industrial Co., Ltd.                              305,000    874,063
    Osaka Organic Chemical Industry, Ltd.                    66,000    281,960
    Osaka Steel Co., Ltd.                                    77,700  1,228,396

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Materials -- (Continued)
#   OSAKA Titanium Technologies Co., Ltd.                    81,600 $1,675,984
#*  Pacific Metals Co., Ltd.                                823,000  3,828,117
    Pack Corp. (The)                                         75,200  1,419,337
#*  Rasa Industries, Ltd.                                   430,000    526,539
    Rengo Co., Ltd.                                       1,219,000  5,447,366
    Riken Technos Corp.                                     203,000  1,051,058
    Sakai Chemical Industry Co., Ltd.                       535,000  1,507,934
    Sakata INX Corp.                                        242,000  2,134,477
    Sanyo Chemical Industries, Ltd.                         347,000  2,125,555
    Sanyo Special Steel Co., Ltd.                           592,300  2,310,152
    Sekisui Plastics Co., Ltd.                              235,000    627,278
    Shikoku Chemicals Corp.                                 239,000  1,638,120
    Shin-Etsu Polymer Co., Ltd.                             249,100    932,636
    Shinagawa Refractories Co., Ltd.                        246,000    489,269
    Shinko Wire Co., Ltd.                                   184,000    303,208
    Stella Chemifa Corp.                                     53,600    680,185
    Sumitomo Bakelite Co., Ltd.                           1,158,000  4,410,196
    Sumitomo Osaka Cement Co., Ltd.                       2,274,000  9,043,980
#   Sumitomo Seika Chemicals Co., Ltd.                      259,000  1,629,451
    T Hasegawa Co., Ltd.                                    122,900  1,823,317
    T&K Toka Co., Ltd.                                       34,100    707,279
#   Taisei Lamick Co., Ltd.                                  27,600    672,484
    Taiyo Holdings Co., Ltd.                                 86,400  2,611,395
#   Takasago International Corp.                            433,000  2,116,762
    Takiron Co., Ltd.                                       304,000  1,232,736
*   Tanaka Chemical Corp.                                     1,100      4,454
    Tayca Corp.                                             159,000    437,542
    Tenma Corp.                                              87,000  1,137,255
    Toagosei Co., Ltd.                                    1,252,000  5,238,961
#   Toda Kogyo Corp.                                        220,000    594,803
#*  Toho Titanium Co., Ltd.                                 132,500    826,611
    Toho Zinc Co., Ltd.                                     741,000  2,357,619
    Tokai Carbon Co., Ltd.                                1,202,000  3,856,335
    Tokushu Tokai Paper Co., Ltd.                           551,580  1,216,012
    Tokuyama Corp.                                        1,979,000  5,739,468
    Tokyo Ohka Kogyo Co., Ltd.                              176,300  4,032,002
#*  Tokyo Rope Manufacturing Co., Ltd.                      127,000    185,414
    Tokyo Steel Manufacturing Co., Ltd.                     654,900  3,201,895
    Tokyo Tekko Co., Ltd.                                   232,000    871,364
    Tomoegawa Co., Ltd.                                     125,000    238,504
    Tomoku Co., Ltd.                                        320,000    859,478
    Topy Industries, Ltd.                                 1,102,000  1,865,959
#   Toyo Ink SC Holdings Co., Ltd.                        1,076,000  4,389,383
    Toyo Kohan Co., Ltd.                                    286,000  1,385,314
    Toyobo Co., Ltd.                                      4,867,000  7,859,484
    TYK Corp.                                               138,000    270,792
#   UACJ Corp.                                            1,263,415  4,997,549
    Wood One Co., Ltd.                                      169,000    472,965
    Yodogawa Steel Works, Ltd.                              786,500  3,100,651
    Yuki Gosei Kogyo Co., Ltd.                               64,000    160,025

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES       VALUE++
                                                           ---------- --------------
Materials -- (Continued)
     Yushiro Chemical Industry Co., Ltd.                       60,000 $      605,161
                                                                      --------------
Total Materials                                                          246,658,358
                                                                      --------------
Telecommunication Services -- (0.0%)
#*   Japan Communications, Inc.                                24,400        105,357
#    Okinawa Cellular Telephone Co.                            36,400        929,586
                                                                      --------------
Total Telecommunication Services                                           1,034,943
                                                                      --------------
Utilities -- (0.5%)
#    Hokkaido Gas Co., Ltd.                                   265,000        705,862
     Hokuriku Gas Co., Ltd.                                    99,000        255,093
*    K&O Energy Group, Inc.                                    77,500      1,075,740
#    Kyoei Sangyo Co., Ltd.                                    97,000        166,997
     Okinawa Electric Power Co., Inc. (The)                    93,671      3,061,498
     Saibu Gas Co., Ltd.                                    1,668,000      4,182,101
     Shizuoka Gas Co., Ltd.                                   307,000      1,847,295
                                                                      --------------
Total Utilities                                                           11,294,586
                                                                      --------------
TOTAL COMMON STOCKS                                                    2,194,667,862
                                                                      --------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)       VALUE+
                                                           ---------- --------------
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@ DFA Short Term Investment Fund                        27,404,988    317,075,711
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,426,853,978)                   $2,511,743,573
                                                                      ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary               -- $  448,046,044   --    $  448,046,044
   Consumer Staples             $3,668,423    206,436,988   --       210,105,411
   Energy                               --     23,937,414   --        23,937,414
   Financials                    4,498,409    242,677,635   --       247,176,044
   Health Care                          --    111,947,316   --       111,947,316
   Industrials                          --    646,480,954   --       646,480,954
   Information Technology               --    247,986,792   --       247,986,792
   Materials                            --    246,658,358   --       246,658,358
   Telecommunication Services           --      1,034,943   --         1,034,943
   Utilities                            --     11,294,586   --        11,294,586
Securities Lending Collateral           --    317,075,711   --       317,075,711
                                ---------- --------------   --    --------------
TOTAL                           $8,166,832 $2,503,576,741   --    $2,511,743,573
                                ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (42.3%)
*   AAT Corp., Ltd.                                              99 $        --
*   ABM Resources NL                                      4,344,904      92,926
#   Acrux, Ltd.                                             249,513     241,032
    Adelaide Brighton, Ltd.                               2,293,533   8,359,967
#*  Aditya Birla Minerals, Ltd.                             884,599     193,121
*   AED Oil, Ltd.                                           363,401          --
    Ainsworth Game Technology, Ltd.                         501,079   1,938,218
#*  AJ Lucas Group, Ltd.                                    317,969     271,432
*   Alchemia, Ltd.                                          459,735     226,829
#*  Alkane Resources, Ltd.                                1,255,636     356,914
*   Alliance Resources, Ltd.                                399,488      85,554
#   Altium, Ltd.                                             40,913      85,326
*   Altona Mining, Ltd.                                   1,108,169     170,353
    AMA Group, Ltd.                                          15,236       3,757
    Amalgamated Holdings, Ltd.                              465,087   3,802,796
#   Amcom Telecommunications, Ltd.                        1,447,729   2,832,392
#   Ansell, Ltd.                                            474,660   7,993,784
#*  Antares Energy, Ltd.                                  1,115,748     415,548
    AP Eagers, Ltd.                                         235,789   1,108,211
#*  APN News & Media, Ltd.                                4,182,754   2,758,593
#*  Aquarius Platinum, Ltd.                               1,670,858     598,804
#*  Aquila Resources, Ltd.                                  473,521   1,104,571
*   Arafura Resources, Ltd.                               1,004,551      69,072
#   ARB Corp., Ltd.                                         384,140   4,362,723
    Aristocrat Leisure, Ltd.                              2,718,335  12,753,277
    Arrium, Ltd.                                          8,470,367   9,439,848
#*  ASG Group, Ltd.                                         642,515     215,041
*   Atlantic, Ltd.                                           21,276       3,459
#   Atlas Iron, Ltd.                                      5,310,349   4,503,831
#*  Aurora Oil & Gas, Ltd.                                2,641,857  10,038,097
#   Ausdrill, Ltd.                                        1,697,124   1,472,390
#   Ausenco, Ltd.                                           769,338     397,357
#*  Austal, Ltd.                                          1,105,762   1,079,654
#   Austbrokers Holdings, Ltd.                              195,625   1,849,160
#   Austin Engineering, Ltd.                                279,815     536,417
*   Austpac Resources NL                                    945,067      17,593
#*  Australian Agricultural Co., Ltd.                     2,227,049   2,649,946
#   Australian Infrastructure Fund, Ltd.                  3,606,473      15,100
#   Australian Pharmaceutical Industries, Ltd.            2,452,401   1,323,007
    Australian Vintage, Ltd.                              4,096,187   1,294,438
    Automotive Holdings Group, Ltd.                       1,213,325   4,523,149
*   Avanco Resources, Ltd.                                2,444,368     152,826
#   Aveo Group                                              316,190     598,196
*   AVJennings, Ltd.                                      7,259,050   3,897,457
*   AWE, Ltd.                                             3,039,146   4,439,734
#*  Bandanna Energy, Ltd.                                   452,591      42,210
    BC Iron, Ltd.                                           850,990   3,467,107
    Beach Energy, Ltd.                                    7,988,779  12,784,944
#   Bega Cheese, Ltd.                                       234,166   1,121,933
*   Berkeley Resources, Ltd.                                434,006     115,564
    Beyond International, Ltd.                               61,256      86,479

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#*  Billabong International, Ltd.                         3,581,890 $ 1,584,183
#*  Bionomics, Ltd.                                         284,880     124,900
    Bisalloy Steel Group, Ltd.                               40,518      12,443
#   Blackmores, Ltd.                                         80,675   2,015,264
#*  Blackthorn Resources, Ltd.                              135,173      20,777
*   BlueScope Steel, Ltd.                                 1,645,807   9,950,203
#*  Boart Longyear, Ltd.                                  2,737,139     728,073
*   Boom Logistics, Ltd.                                    916,361     137,000
*   Boulder Steel, Ltd.                                     165,585         923
#   Bradken, Ltd.                                         1,278,641   5,046,249
#   Breville Group, Ltd.                                    710,059   6,063,520
#   Brickworks, Ltd.                                        154,261   1,922,985
    BT Investment Management, Ltd.                          439,522   2,743,323
#*  Buccaneer Energy, Ltd.                                3,283,586      24,404
#*  Buru Energy, Ltd.                                       181,983     198,626
#   Cabcharge Australia, Ltd.                               802,479   2,896,674
    Calliden Group, Ltd.                                    389,687     137,806
*   Cape Lambert Resources, Ltd.                            373,413      34,744
*   Capral, Ltd.                                             58,499       7,891
#   Cardno, Ltd.                                            893,029   5,815,966
#*  Carnarvon Petroleum, Ltd.                             4,944,854     400,595
*   Carnegie Wave Energy, Ltd.                              563,165      28,313
    carsales.com, Ltd.                                    1,525,864  15,452,742
#   Cash Converters International, Ltd.                   1,895,463   1,923,838
*   CDS Technologies, Ltd.                                   13,276          --
#   Cedar Woods Properties, Ltd.                            274,613   1,849,543
*   Central Petroleum, Ltd.                                   8,079       3,778
*   Centrebet International, Ltd. Claim Units                81,336          --
#*  Ceramic Fuel Cells, Ltd.                              2,827,757      42,048
    Challenger, Ltd.                                        129,231     850,247
#   Chandler Macleod Group, Ltd.                            463,928     178,699
*   ChemGenex Pharmaceuticals, Ltd.                         115,291          --
*   Citigold Corp., Ltd.                                  3,765,806     140,140
*   Clinuvel Pharmaceuticals, Ltd.                           60,821      83,038
    Clover Corp., Ltd.                                      434,207     179,641
#*  Coal of Africa, Ltd.                                    668,800      46,217
#*  Coalspur Mines, Ltd.                                  1,239,823     207,840
#*  Cockatoo Coal, Ltd.                                   6,931,645     224,771
#   Codan, Ltd.                                             400,153     249,470
*   Coffey International, Ltd.                            1,048,636     220,320
#   Collection House, Ltd.                                1,955,258   3,266,294
    Collins Foods, Ltd.                                     227,248     403,050
*   Comet Ridge, Ltd.                                        15,204       2,405
*   Cooper Energy, Ltd.                                     336,842     156,918
#   Corporate Travel Management, Ltd.                        64,006     368,125
    Coventry Group, Ltd.                                    144,778     344,365
#   Credit Corp. Group, Ltd.                                110,382     924,817
#   Crowe Horwath Australasia, Ltd.                       1,330,506     457,431
#   CSG, Ltd.                                               740,785     602,826
    CSR, Ltd.                                             3,097,442  10,548,682
    CTI Logistics, Ltd.                                       7,200      13,325
#*  Cudeco, Ltd.                                            399,317     700,142

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
AUSTRALIA -- (Continued)
*   Cue Energy Resources, Ltd.                             1,378,665 $   154,105
#   Data#3, Ltd.                                             455,453     245,878
#   David Jones, Ltd.                                      4,278,429  15,673,354
#   Decmil Group, Ltd.                                       877,187   1,662,338
*   Deep Yellow, Ltd.                                      1,039,981      25,122
*   Devine, Ltd.                                             497,498     327,921
#*  Discovery Metals, Ltd.                                   563,781      13,618
#   Domino's Pizza Enterprises, Ltd.                         115,458   2,129,728
    Downer EDI, Ltd.                                       2,684,206  12,530,715
*   Dragon Mining, Ltd.                                       76,113      10,280
#*  Drillsearch Energy, Ltd.                               2,311,289   3,461,033
    DUET Group                                               589,863   1,191,120
    DuluxGroup, Ltd.                                       2,795,953  14,933,774
    DWS, Ltd.                                                382,927     384,503
    Echo Entertainment Group, Ltd.                         2,941,638   7,737,062
*   EHG Corp., Ltd.                                              482          --
#*  Elders, Ltd.                                           1,419,921     145,356
*   Elemental Minerals, Ltd.                                 388,188      72,023
#*  Emeco Holdings, Ltd.                                   3,530,669     859,965
*   Empire Oil & Gas NL                                      922,161       6,881
#*  Energy Resources of Australia, Ltd.                      930,709   1,146,674
#*  Energy World Corp., Ltd.                               4,263,928   1,132,290
    Envestra, Ltd.                                         7,569,682   8,215,136
#*  Equatorial Resources, Ltd.                               176,571      83,430
    ERM Power, Ltd.                                          160,798     274,095
    Ethane Pipeline Income Fund                              172,992     152,707
    Euroz, Ltd.                                               90,019     105,465
#   Evolution Mining, Ltd.                                 2,061,496   1,644,754
    Fairfax Media, Ltd.                                   12,512,986  11,432,785
#   Fantastic Holdings, Ltd.                                 335,900     584,322
#*  FAR, Ltd.                                              8,567,778     366,693
    Finbar Group, Ltd.                                       113,833     175,291
#   Fleetwood Corp., Ltd.                                    389,618     837,968
#   FlexiGroup, Ltd.                                         620,491   2,234,082
#*  Flinders Mines, Ltd.                                   7,896,335     154,556
#*  Focus Minerals, Ltd.                                  19,167,915     215,447
#   Forge Group, Ltd.                                        411,374          --
    Funtastic, Ltd.                                           14,936       1,668
#   G8 Education, Ltd.                                       513,557   2,239,845
*   Galaxy Resources, Ltd.                                   760,450      40,975
    Gazal Corp., Ltd.                                         75,960     203,614
#*  Geodynamics, Ltd.                                        876,839      48,865
#*  Gindalbie Metals, Ltd.                                 2,927,610     158,303
    Global Construction Services, Ltd.                         4,832       2,540
    Goodman Fielder, Ltd.                                 10,646,991   6,681,884
    GrainCorp, Ltd. Class A                                1,115,664   9,201,387
#   Grange Resources, Ltd.                                 1,485,766     361,112
    Greencross, Ltd.                                           7,711      56,466
#*  Greenland Minerals & Energy, Ltd.                        796,390     111,141
#*  Gryphon Minerals, Ltd.                                 1,931,531     244,660
#   GUD Holdings, Ltd.                                       574,544   2,861,441
#*  Gunns, Ltd.                                            2,872,620          --

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   GWA Group, Ltd.                                       1,697,724 $ 4,259,626
    Hansen Technologies, Ltd.                                 5,702       6,331
#   HFA Holdings, Ltd.                                      235,865     219,864
*   Highlands Pacific, Ltd.                               2,651,500     153,167
*   Hillgrove Resources, Ltd.                             1,601,169     101,463
    Hills, Ltd.                                           1,228,163   1,932,632
#*  Horizon Oil, Ltd.                                     6,888,387   2,439,642
*   Icon Energy, Ltd.                                     1,135,301     142,447
*   IDM International, Ltd.                                  23,969          --
#   iiNET, Ltd.                                             980,332   6,544,683
#   Imdex, Ltd.                                           1,203,514     824,782
#   IMF Australia, Ltd.                                     489,030     844,131
    Independence Group NL                                 1,588,661   6,440,449
*   Indophil Resources NL                                 3,118,946     406,827
#*  Infigen Energy                                        2,081,316     358,208
#   Infomedia, Ltd.                                       1,477,140     935,462
#   Integrated Research, Ltd.                               336,657     335,282
#*  Intrepid Mines, Ltd.                                  1,794,707     459,330
#   Invocare, Ltd.                                          761,399   7,548,493
    IOOF Holdings, Ltd.                                   1,448,038  11,448,962
#   Iress, Ltd.                                             953,472   7,356,247
#*  Iron Ore Holdings, Ltd.                                 336,216     294,061
#   JB Hi-Fi, Ltd.                                          856,886  15,398,204
    Jumbo Interactive, Ltd.                                  95,098     110,178
*   Jupiter Mines, Ltd.                                     405,443      30,509
    K&S Corp., Ltd.                                         245,710     306,603
#*  Kagara, Ltd.                                          1,945,393      41,567
*   Kangaroo Resources, Ltd.                                281,470       2,869
#*  Karoon Gas Australia, Ltd.                              759,802   1,746,098
#*  Kingsgate Consolidated, Ltd.                          1,688,470   1,411,551
*   Kingsrose Mining, Ltd.                                  760,046     286,184
*   Lednium, Ltd.                                           195,019          --
#*  Liquefied Natural Gas, Ltd.                             366,175     224,055
#   LogiCamms, Ltd.                                          38,305      30,496
*   Lonestar Resources, Ltd.                                819,137     217,701
    Lycopodium, Ltd.                                         80,228     243,182
#*  Lynas Corp., Ltd.                                     2,963,990     454,335
#   M2 Group, Ltd.                                        1,080,866   5,679,381
    MACA, Ltd.                                              481,156     961,497
*   Macmahon Holdings, Ltd.                               6,319,933     619,684
    Macquarie Atlas Roads Group                             426,206   1,236,531
    Macquarie Telecom Group, Ltd.                            35,019     260,626
#   Magellan Financial Group, Ltd.                          143,746   1,679,871
    Mastermyne Group, Ltd.                                    8,431       4,432
*   Matrix Composites & Engineering, Ltd.                   167,126     192,176
#*  Maverick Drilling & Exploration, Ltd.                   591,766     155,013
#   MaxiTRANS Industries, Ltd.                              942,578     841,020
#*  Mayne Pharma Group, Ltd.                              1,977,504   1,566,871
#   McMillan Shakespeare, Ltd.                              265,789   2,407,519
    McPherson's, Ltd.                                       473,986     515,170
#*  Medusa Mining, Ltd.                                   1,182,932   1,987,661
    Melbourne IT, Ltd.                                      454,822     610,833

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
*   MEO Australia, Ltd.                                     681,039 $    16,500
#   Mermaid Marine Australia, Ltd.                        2,135,296   4,253,689
#*  Mesoblast, Ltd.                                          99,585     432,103
*   Metals X, Ltd.                                          727,869     139,299
#   Metcash, Ltd.                                           131,945     340,857
*   Metgasco, Ltd.                                          641,952      51,944
*   Metminco, Ltd.                                          803,323      14,958
    Mincor Resources NL                                   1,004,969     753,292
#*  Mineral Deposits, Ltd.                                  466,063     866,986
    Mineral Resources, Ltd.                               1,031,955  11,204,592
#*  Mirabela Nickel, Ltd.                                 2,820,238         283
#*  Molopo Energy, Ltd.                                   1,186,993     182,475
#   Monadelphous Group, Ltd.                                707,732  11,539,053
*   Morning Star Gold NL                                    332,749      34,004
    Mortgage Choice, Ltd.                                   675,146   1,666,717
    Mount Gibson Iron, Ltd.                               4,066,762   2,777,300
#   Myer Holdings, Ltd.                                   3,842,110   7,959,500
    MyState, Ltd.                                           157,973     675,710
#*  Nanosonics, Ltd.                                        152,184     114,799
    Navitas, Ltd.                                         1,381,635   9,474,476
#*  Neon Energy, Ltd.                                       637,767       7,729
#*  Newsat, Ltd.                                          1,409,689     498,094
#*  Nexus Energy, Ltd.                                    6,106,883     113,466
#   NIB Holdings, Ltd.                                    2,258,140   5,780,909
    Nick Scali, Ltd.                                        170,701     430,110
#*  Nido Petroleum, Ltd.                                  6,093,154     215,474
#*  Noble Mineral Resources, Ltd.                           405,717          --
*   Northern Iron, Ltd.                                     692,729     122,185
    Northern Star Resources, Ltd.                         2,685,676   2,937,795
#   NRW Holdings, Ltd.                                    1,922,096   2,010,810
#   Nufarm, Ltd.                                          1,061,539   4,106,553
#   Oakton, Ltd.                                            394,790     532,693
*   OM Holdings, Ltd.                                        29,193       9,089
#*  Orocobre, Ltd.                                          334,757     695,151
#   OrotonGroup, Ltd.                                       122,389     467,608
*   Otto Energy, Ltd.                                     1,936,175     156,797
#   OZ Minerals, Ltd.                                     1,930,585   6,644,200
    Pacific Brands, Ltd.                                  5,493,700   2,586,585
#*  Paladin Energy, Ltd.                                  5,090,600   2,070,354
*   Pan Pacific Petroleum NL                              1,094,343     101,927
#   PanAust, Ltd.                                         3,208,104   4,824,459
*   Pancontinental Oil & Gas NL                           1,006,891      28,114
#   Panoramic Resources, Ltd.                             1,396,516     819,226
#*  PaperlinX, Ltd.                                       2,360,419      78,929
    Patties Foods, Ltd.                                      42,099      45,041
#*  Peet, Ltd.                                            1,471,836   1,763,982
*   Peninsula Energy, Ltd.                                5,178,834     154,365
    Perpetual, Ltd.                                         312,245  13,669,025
#*  Perseus Mining, Ltd.                                  3,096,293   1,013,695
#*  Pharmaxis, Ltd.                                         825,833      60,783
*   Phosphagenics, Ltd.                                   1,842,963     157,888
#*  Platinum Australia, Ltd.                              1,442,661       8,041

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
*   Pluton Resources, Ltd.                                   20,710 $       886
*   PMP, Ltd.                                             2,395,607     949,344
*   Poseidon Nickel, Ltd.                                   436,181      38,619
    Premier Investments, Ltd.                               529,430   4,889,860
#*  Prima Biomed, Ltd.                                    2,194,242      74,446
    Primary Health Care, Ltd.                             1,910,970   8,352,328
    Prime Media Group, Ltd.                               1,777,139   1,634,889
    Programmed Maintenance Services, Ltd.                   691,902   1,832,052
#*  Qantas Airways, Ltd.                                  2,816,195   3,203,517
*   QRxPharma, Ltd.                                          78,483       6,882
#   Qube Holdings, Ltd.                                     457,890     948,169
*   Quickstep Holdings, Ltd.                                462,355      84,404
#*  Ramelius Resources, Ltd.                              1,512,836     148,007
#*  Range Resources, Ltd.                                 1,456,711      16,245
    RCG Corp., Ltd.                                          82,970      57,541
#   RCR Tomlinson, Ltd.                                   1,072,079   2,730,068
    REA Group, Ltd.                                         115,581   5,040,780
#   Reckon, Ltd.                                            319,866     585,852
*   Red 5, Ltd.                                               9,022         588
#*  Red Fork Energy, Ltd.                                 2,658,133     259,520
    Redflex Holdings, Ltd.                                  377,855     360,346
    Reece Australia, Ltd.                                   238,257   6,749,710
#   Regis Resources, Ltd.                                 2,169,151   4,919,167
#   Reject Shop, Ltd. (The)                                 228,019   2,123,921
*   Resolute Mining, Ltd.                                 3,381,576   1,911,424
*   Resource Generation, Ltd.                               338,381      51,925
#   Retail Food Group, Ltd.                                 580,376   2,257,169
#*  Rex Minerals, Ltd.                                      469,315     146,313
    Ridley Corp., Ltd.                                    1,296,000   1,017,465
*   RiverCity Motorway Group                              1,563,354          --
#*  Roc Oil Co., Ltd.                                     6,490,268   2,898,735
*   RungePincockMinarco, Ltd.                                30,702      17,913
#   Ruralco Holdings, Ltd.                                  119,306     371,506
#   SAI Global, Ltd.                                      1,582,713   6,288,650
    Salmat, Ltd.                                            664,807   1,182,242
#*  Samson Oil & Gas, Ltd.                                7,175,499     124,028
*   Sandfire Resources NL                                   140,426     745,985
*   Saracen Mineral Holdings, Ltd.                        4,148,405   1,277,180
    Schaffer Corp., Ltd.                                     33,766     188,500
#   Sedgman, Ltd.                                           452,719     189,329
#   Select Harvests, Ltd.                                   330,208   1,936,646
*   Senex Energy, Ltd.                                    5,913,356   3,673,026
    Servcorp, Ltd.                                          301,327   1,299,883
    Service Stream, Ltd.                                  1,693,203     323,664
    Seven Group Holdings, Ltd.                              219,920   1,684,595
    Seven West Media, Ltd.                                3,396,453   5,901,485
    Sigma Pharmaceuticals, Ltd.                           6,888,660   4,649,010
*   Sihayo Gold, Ltd.                                       475,700      11,502
#*  Silex Systems, Ltd.                                     511,695     862,796
#   Silver Chef, Ltd.                                        61,474     292,379
#*  Silver Lake Resources, Ltd.                           2,339,822     895,373
#*  Sims Metal Management, Ltd.                           1,094,048  10,005,822

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
AUSTRALIA -- (Continued)
#   Sirtex Medical, Ltd.                                     309,228 $ 4,538,713
    Skilled Group, Ltd.                                    1,298,214   3,320,113
#   Slater & Gordon, Ltd.                                    579,133   2,540,961
#   SMS Management & Technology, Ltd.                        556,717   1,944,632
#   Southern Cross Electrical Engineering, Ltd.               21,171      11,114
#   Southern Cross Media Group, Ltd.                       3,233,213   3,871,868
    Spark Infrastructure Group                             7,787,168  12,796,582
    Specialty Fashion Group, Ltd.                            809,557     697,343
#*  St Barbara, Ltd.                                       2,671,044     536,906
#*  Starpharma Holdings, Ltd.                                352,601     232,970
*   Strike Energy, Ltd.                                    1,471,668     164,433
    Structural Systems, Ltd.                                  29,934      15,612
#   STW Communications Group, Ltd.                         2,033,418   2,671,030
#*  Sundance Energy Australia, Ltd.                        1,977,097   1,916,870
#*  Sundance Resources, Ltd.                               8,756,539     735,811
    Sunland Group, Ltd.                                      741,191   1,151,907
#   Super Retail Group, Ltd.                               1,291,875  12,227,993
    Swick Mining Services, Ltd.                              106,166      25,184
    Tabcorp Holdings, Ltd.                                   623,363   2,160,365
*   Tap Oil, Ltd.                                          1,450,696     560,161
    Tassal Group, Ltd.                                       733,552   2,830,462
#   Technology One, Ltd.                                   1,357,489   3,186,775
#*  Ten Network Holdings, Ltd.                             9,963,454   2,509,732
#   TFS Corp., Ltd.                                        1,477,948   2,340,861
    Thorn Group, Ltd.                                        398,461     793,365
*   Tiger Resources, Ltd.                                  4,840,443   1,609,912
*   Toro Energy, Ltd.                                         70,156       4,433
#   Tox Free Solutions, Ltd.                                 770,429   2,481,028
#   TPG Telecom, Ltd.                                      1,357,245   7,525,986
#*  Transfield Services, Ltd.                              2,864,375   2,564,977
*   Transpacific Industries Group, Ltd.                    7,269,623   7,559,759
    Treasury Group, Ltd.                                      21,218     193,168
    Treasury Wine Estates, Ltd.                              480,217   1,710,212
*   Tribune Resources, Ltd.                                    3,093       8,337
#*  Troy Resources, Ltd.                                     908,565     829,161
#   UGL, Ltd.                                              1,204,535   7,575,350
*   Unity Mining, Ltd.                                     2,433,889      36,191
#   UXC, Ltd.                                              1,611,117   1,265,877
*   Venture Minerals, Ltd.                                   412,390      53,622
    Villa World, Ltd.                                        110,045     204,372
#   Village Roadshow, Ltd.                                   855,994   5,619,892
#*  Virgin Australia Holdings, Ltd.                       10,380,644   3,572,701
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)            7,648,897           7
#*  Vision Eye Institute, Ltd.                               425,556     244,131
    Vocus Communications, Ltd.                               348,319   1,460,371
    Watpac, Ltd.                                             738,762     553,442
    WDS, Ltd.                                                375,342     381,296
#   Webjet, Ltd.                                             390,881     999,455
    Webster, Ltd.                                            180,921     179,773
#   Western Areas, Ltd.                                    1,305,899   5,040,802
#*  Western Desert Resources, Ltd.                           241,493     110,090
#*  White Energy Co., Ltd.                                   643,913     101,739

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
AUSTRALIA -- (Continued)
#*  Whitehaven Coal, Ltd.                                  3,426,821 $  4,669,711
#   Wide Bay Australia, Ltd.                                  86,677      481,676
#*  Windimurra Vanadium, Ltd.                                 67,179           --
*   Wollongong Coal, Ltd.                                    119,865        8,908
#   Wotif.com Holdings, Ltd.                                 756,981    1,883,791
*   YTC Resources, Ltd.                                      104,200       20,802
                                                                     ------------
TOTAL AUSTRALIA                                                       722,588,024
                                                                     ------------
CHINA -- (0.1%)
    Active Group Holdings, Ltd.                              184,000       18,112
*   Skyfame Realty Holdings, Ltd.                          1,925,625      224,392
*   Superb Summit International Group, Ltd.                9,072,600    1,206,638
    Tongda Group Holdings, Ltd.                            5,600,000      639,590
                                                                     ------------
TOTAL CHINA                                                             2,088,732
                                                                     ------------
HONG KONG -- (21.2%)
    Aeon Credit Service Asia Co., Ltd.                       580,000      490,796
#   Aeon Stores Hong Kong Co., Ltd.                          248,000      316,295
    Alco Holdings, Ltd.                                    1,426,000      248,752
    Allan International Holdings                             720,000      205,218
    Allied Group, Ltd.                                       683,200    2,967,757
#   Allied Properties HK, Ltd.                            12,297,857    2,161,758
*   Anxian Yuan China Holdings, Ltd.                       3,100,000       59,590
*   Apac Resources, Ltd.                                  13,300,000      288,159
#   APT Satellite Holdings, Ltd.                           1,961,500    2,462,150
    Arts Optical International Hldgs                         730,000      198,620
    Asia Financial Holdings, Ltd.                          2,474,908      999,742
    Asia Satellite Telecommunications Holdings, Ltd.         962,000    3,842,946
    Asia Standard Hotel Group, Ltd.                       11,777,218    1,263,125
#   Asia Standard International Group, Ltd.               13,425,937    3,382,056
#   ASM Pacific Technology, Ltd.                               5,600       62,228
    Associated International Hotels, Ltd.                    980,000    2,722,356
    Aupu Group Holding Co., Ltd.                           2,504,000      294,126
*   Bel Global Resources Holdings, Ltd.                    2,576,000           --
#   Bonjour Holdings, Ltd.                                10,366,000    1,782,790
    Bossini International Hldg                             3,807,500      319,770
#*  Brightoil Petroleum Holdings, Ltd.                     8,469,000    2,630,483
*   Brockman Mining, Ltd.                                 23,482,814    1,195,087
#*  Burwill Holdings, Ltd.                                25,014,960      955,976
#   Cafe de Coral Holdings, Ltd.                           1,670,000    5,262,460
    Century City International Holdings, Ltd.              6,419,460      471,609
    Champion Technology Holdings, Ltd.                    15,011,136      349,442
    Chen Hsong Holdings                                    1,212,000      362,982
    Cheuk Nang Holdings, Ltd.                                601,503      553,964
*   Cheung Wo International Holdings, Ltd.                   690,000       55,308
    Chevalier International Holdings, Ltd.                   786,834    1,279,803
*   China Billion Resources, Ltd.                          4,876,000           --
#*  China Daye Non-Ferrous Metals Mining, Ltd.             9,973,837      158,592
*   China Digicontent Co., Ltd.                            2,710,000           --
    China Electronics Corp. Holdings Co., Ltd.             3,608,250      723,642
*   China Energy Development Holdings, Ltd.               24,320,000      328,945
*   China Environmental Investment Holdings, Ltd.          7,470,000      164,971

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
HONG KONG -- (Continued)
    China Financial Services Holdings, Ltd.                  954,000 $    78,974
*   China Flavors & Fragrances Co., Ltd.                     156,137      25,361
*   China Gamma Group, Ltd.                                1,675,000      32,235
*   China Infrastructure Investment, Ltd.                  7,776,000     111,032
    China Metal International Holdings, Inc.               2,748,000     930,534
#   China Motor Bus Co., Ltd.                                 50,000     396,433
*   China Nuclear Industry 23 International Corp., Ltd.      828,000     140,348
*   China Renji Medical Group, Ltd.                       30,418,000     129,975
*   China Solar Energy Holdings, Ltd.                      1,669,500      14,535
    China Star Entertainment, Ltd.                        35,250,000     581,913
*   China Strategic Holdings, Ltd.                        12,585,000     266,848
    China Ting Group Holdings, Ltd.                        2,443,151     167,129
*   China Tycoon Beverage Holdings, Ltd.                   2,732,000       5,638
    China-Hongkong Photo Products Holdings, Ltd.           1,967,000     144,580
    Chinney Investment, Ltd.                               1,144,000     177,869
    Chong Hing Bank, Ltd.                                    323,600   1,131,126
#   Chow Sang Sang Holdings International, Ltd.            2,156,000   5,307,243
    Chu Kong Shipping Enterprise Group Co., Ltd.           2,188,000     509,090
    Chuang's China Investments, Ltd.                       3,700,938     236,641
    Chuang's Consortium International, Ltd.                5,686,730     689,820
    Chun Wo Development Holdings, Ltd.                     1,852,926     108,977
#   CITIC Telecom International Holdings, Ltd.            10,730,125   3,746,309
#   CK Life Sciences International Holdings, Inc.         20,500,000   2,065,542
    CNT Group, Ltd.                                        8,315,264     402,386
*   COL Capital, Ltd.                                      2,209,840     577,522
    Convenience Retail Asia, Ltd.                             42,000      28,341
*   Cosmos Machinery Enterprises, Ltd.                       281,000      18,533
*   CP Lotus Corp.                                        11,420,000     281,028
#   Cross-Harbour Holdings, Ltd. (The)                       679,520     566,086
    CSI Properties, Ltd.                                  32,156,383   1,122,685
*   CST Mining Group, Ltd.                                85,632,000     563,377
*   Culture Landmark Investment, Ltd.                        509,800      30,660
*   Culturecom Holdings, Ltd.                              1,120,000     153,986
*   Cw Group Holdings, Ltd.                                1,578,000     386,985
#   Dah Sing Banking Group, Ltd.                           3,333,116   4,982,044
    Dah Sing Financial Holdings, Ltd.                      1,059,744   4,696,680
    Dan Form Holdings Co., Ltd.                            3,668,260     332,035
    Dickson Concepts International, Ltd.                   1,258,000     758,813
*   Digital Domain Holdings, Ltd.                          7,865,655     105,739
*   Dingyi Group Investment, Ltd.                          4,852,500     303,230
    Dorsett Hospitality International, Ltd.                4,711,200     839,722
    Eagle Nice International Holdings, Ltd.                1,116,000     175,672
    EcoGreen Fine Chemicals Group, Ltd.                    1,202,000     278,028
*   EganaGoldpfeil Holdings, Ltd.                          4,121,757          --
    Emperor Capital Group, Ltd.                            1,962,000     100,043
    Emperor Entertainment Hotel, Ltd.                      4,075,000   1,775,643
    Emperor International Holdings                         7,984,753   1,783,878
    Emperor Watch & Jewellery, Ltd.                       26,410,000   1,946,296
*   ENM Holdings, Ltd.                                    15,112,000     902,356
*   Enviro Energy International Holdings, Ltd.             3,906,000      71,994
*   EPI Holdings, Ltd.                                    25,099,927     626,453
    Esprit Holdings, Ltd.                                 12,854,950  21,468,905

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ----------- ----------
HONG KONG -- (Continued)
*   eSun Holdings, Ltd.                                     4,472,000 $  518,875
*   Ezcom Holdings, Ltd.                                       72,576         --
    Fairwood Holdings, Ltd.                                   622,100  1,271,646
    Far East Consortium International, Ltd.                 6,191,772  2,248,446
*   FIH Mobile, Ltd.                                        2,385,000  1,288,227
*   Fountain SET Holdings, Ltd.                             4,898,000    588,650
    Four Seas Mercantile Holdings, Ltd.                       628,000    413,724
*   Frontier Services Group, Ltd.                             823,000     75,781
    Fujikon Industrial Holdings, Ltd.                         736,000    169,647
    Future Bright Holdings, Ltd.                            2,286,000  1,097,467
*   G-Resources Group, Ltd.                               145,569,600  4,013,958
    Get Nice Holdings, Ltd.                                22,008,000    982,092
#   Giordano International, Ltd.                            9,084,000  6,097,863
    Glorious Sun Enterprises, Ltd.                          2,702,000    592,823
    Gold Peak Industries Holding, Ltd.                      3,118,642    269,917
    Golden Resources Development International, Ltd.        3,330,500    180,404
#*  Goldin Financial Holdings, Ltd.                           480,000    210,641
#*  Goldin Properties Holdings, Ltd.                        3,044,000  1,378,363
*   Grande Holdings, Ltd. (The)                               882,000      8,760
    Great Eagle Holdings, Ltd.                                 70,160    250,575
    Guangnan Holdings, Ltd.                                 2,249,600    293,573
#   Guotai Junan International Holdings, Ltd.               3,543,000  1,833,587
#   Haitong International Securities Group, Ltd.            2,739,968  1,377,513
*   Hao Tian Development Group, Ltd.                       12,024,000    187,135
    Harbour Centre Development, Ltd.                          963,500  1,684,812
*   Heng Fai Enterprises, Ltd.                                440,000     24,095
    High Fashion International, Ltd.                          268,000    106,148
    HKR International, Ltd.                                 5,934,336  2,435,027
    Hon Kwok Land Investment Co., Ltd.                        314,800    104,881
*   Hong Fok Land, Ltd.                                     1,210,000         --
#   Hong Kong Aircraft Engineering Co., Ltd.                   78,800    916,584
    Hong Kong Ferry Holdings Co., Ltd.                        809,300    793,353
*   Hong Kong Television Network, Ltd.                      2,401,751    689,350
    Hongkong & Shanghai Hotels (The)                        1,124,000  1,643,787
    Hongkong Chinese, Ltd.                                  5,138,000  1,248,219
    Hop Hing Group Holdings, Ltd.                           1,292,000     37,828
    Hopewell Holdings, Ltd.                                 2,385,000  8,209,761
#   Hsin Chong Construction Group, Ltd.                     5,261,658    727,424
    Hung Hing Printing Group, Ltd.                          1,412,000    223,767
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.  10,664,000  3,495,069
*   I-CABLE Communications, Ltd.                            1,225,000    123,495
*   Imagi International Holdings, Ltd.                     50,616,000    569,099
*   Integrated Waste Solutions Group Holdings, Ltd.           952,000     57,858
*   International Standard Resources Holdings, Ltd.        15,176,250    247,328
    IPE Group, Ltd.                                         2,655,000    159,333
*   IRC, Ltd.                                               7,218,000    699,760
    IT, Ltd.                                                3,920,532  1,063,341
    ITC Corp., Ltd.                                           856,708     62,027
    ITC Properties Group, Ltd.                              3,590,186  1,605,969
*   Jinhui Holdings Co., Ltd.                                 121,000     26,567
*   JLF Investment Co., Ltd.                                1,623,500     75,073
    Johnson Electric Holdings, Ltd.                         6,293,000  6,027,342

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
HONG KONG -- (Continued)
#   K Wah International Holdings, Ltd.                     7,930,545 $ 5,296,841
    Ka Shui International Holdings, Ltd.                     550,000      93,121
    Kam Hing International Holdings, Ltd.                  1,830,000     130,463
    Kantone Holdings, Ltd.                                 9,925,145     132,180
    Karrie International Hldgs                             1,337,200      58,489
    Keck Seng Investments                                    904,600     735,147
*   King Pacific International Holdings, Ltd.              1,404,200          --
*   King Stone Energy Group, Ltd.                          7,296,000     241,485
    Kingmaker Footwear Holdings, Ltd.                      1,532,955     298,942
    Kingston Financial Group, Ltd.                        15,719,000   1,705,217
*   Ko Yo Chemical Group, Ltd.                            15,800,000     165,747
    Kowloon Development Co., Ltd.                          2,392,000   2,925,925
    Kwoon Chung Bus Holdings, Ltd.                           260,000      77,523
#   L'Occitane International SA                              587,750   1,446,518
*   Lai Sun Development                                   74,112,466   1,734,404
*   Lai Sun Garment International, Ltd.                    3,419,680     482,234
    Lam Soon Hong Kong, Ltd.                                 302,310     311,423
*   Landsea Green Properties Co., Ltd.                       812,000      66,274
*   Leading Spirit High-Tech Holdings Co., Ltd.            2,310,000          --
    Lee's Pharmaceutical Holdings, Ltd.                      520,000     584,285
    Lerado Group Holding Co., Ltd.                         1,968,000     254,680
    Lifestyle International Holdings, Ltd.                   843,000   1,647,961
    Lippo China Resources, Ltd.                           19,362,000     962,165
    Lippo, Ltd.                                            1,195,700     642,104
*   Lisi Group Holdings, Ltd.                              3,418,000     220,243
    Liu Chong Hing Investment, Ltd.                        1,015,200   1,950,437
    Luen Thai Holdings, Ltd.                               1,159,000     348,015
#   Luk Fook Holdings International, Ltd.                  2,487,000   7,061,737
    Luks Group Vietnam Holdings Co., Ltd.                    482,913     143,873
    Lung Kee Bermuda Holdings                              1,613,875     589,796
    Magnificent Estates                                   13,558,000     656,559
    Mainland Headwear Holdings, Ltd.                         195,600      17,680
#   Man Wah Holdings, Ltd.                                 2,644,400   4,342,922
    Man Yue Technology Holdings, Ltd.                        980,000     302,237
    Matrix Holdings, Ltd.                                  1,067,414     252,951
*   Mei Ah Entertainment Group, Ltd.                      11,040,000     209,146
    Melbourne Enterprises, Ltd.                               40,500     715,448
    Melco International Development, Ltd.                  4,358,000  13,383,642
#   Midland Holdings, Ltd.                                 5,334,000   2,241,651
    Ming Fai International Holdings, Ltd.                  1,765,000     171,186
*   Ming Fung Jewellery Group, Ltd.                       20,445,000     251,059
#   Miramar Hotel & Investment                               870,000   1,075,902
*   Mongolia Energy Corp., Ltd.                           10,603,000     223,064
#*  Mongolian Mining Corp.                                 9,183,500     759,657
    NagaCorp, Ltd.                                         3,252,000   2,967,463
    Nanyang Holdings, Ltd.                                   137,500     603,458
    National Electronic Hldgs                              2,498,000     280,336
    Natural Beauty Bio-Technology, Ltd.                    4,040,000     208,939
#*  Neo-Neon Holdings, Ltd.                                4,144,500     743,254
*   Neptune Group, Ltd.                                   21,690,000     586,168
    New Century Group Hong Kong, Ltd.                     13,351,464     256,130
#*  New Times Energy Corp., Ltd.                           1,297,600      66,154

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
#   Newocean Energy Holdings, Ltd.                         7,182,000 $4,752,320
*   Next Media, Ltd.                                       4,339,183    444,651
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                 6,729,706    441,731
#   Orient Overseas International, Ltd.                      951,500  4,551,674
*   Orient Power Holdings, Ltd.                              804,000         --
#   Oriental Watch Holdings                                3,160,800    714,656
    Pacific Andes International Holdings, Ltd.            11,385,378    463,866
    Pacific Basin Shipping, Ltd.                          12,828,000  7,535,656
    Pacific Textiles Holdings, Ltd.                        3,613,000  4,587,718
    Paliburg Holdings, Ltd.                                3,152,830  1,005,855
*   Pan Asia Environmental Protection Group, Ltd.             80,000     14,902
*   Paradise Entertainment, Ltd.                           2,748,000  2,051,066
    PCCW, Ltd.                                             7,933,000  4,229,830
#*  Peace Mark Holdings, Ltd.                              2,712,022         --
*   Pearl Oriental Oil, Ltd.                              11,918,400    327,764
    Pegasus International Holdings, Ltd.                     226,000     31,762
#   Pico Far East Holdings, Ltd.                           4,822,000  1,290,636
*   Ping Shan Tea Group, Ltd.                              2,633,325     38,809
    Playmates Holdings, Ltd.                                 658,000    891,810
*   Playmates Toys, Ltd.                                   3,040,000  1,283,281
    PNG Resources Holdings, Ltd.                          37,802,362    342,447
    Pokfulam Development Co.                                 234,000    356,439
*   Poly Capital Holdings, Ltd.                            1,154,000     20,133
    Polytec Asset Holdings, Ltd.                          10,878,526  1,586,918
    Public Financial Holdings, Ltd.                        3,194,000  1,514,508
    PYI Corp., Ltd.                                       24,859,973    542,373
*   Pyxis Group, Ltd.                                      1,936,000      7,991
    Raymond Industrial, Ltd.                                  30,400      3,618
#   Regal Hotels International Holdings, Ltd.              2,873,800  1,666,967
*   Richfield Group Holdings, Ltd.                         9,672,000    273,842
*   Rising Development Holdings, Ltd.                        486,000    263,205
    Rivera Holdings, Ltd.                                  5,710,000    245,625
#   SA SA International Holdings, Ltd.                     7,820,000  6,560,548
    Safety Godown Co., Ltd.                                  398,000    503,278
*   Same Time Holdings, Ltd.                                  28,000     33,716
*   Sandmartin International Holdings, Ltd.                   84,000      4,543
    SAS Dragon Hldg, Ltd.                                    484,000    320,362
#   SEA Holdings, Ltd.                                     1,158,000    650,663
#   Shenyin Wanguo HK, Ltd.                                1,937,500    700,159
*   Shougang Concord Technology Holdings                   5,733,809    241,446
*   Shun Ho Resources Holdings, Ltd.                         189,000     39,199
*   Shun Ho Technology Holdings, Ltd.                      1,037,452    206,525
    Shun Tak Holdings, Ltd.                               11,413,419  5,607,004
#*  Silver base Group Holdings, Ltd.                       4,977,677    652,251
*   Simsen International Corp., Ltd.                          40,000     12,841
*   Sing Pao Media Enterprises, Ltd.                         250,511         --
    Sing Tao News Corp., Ltd.                              1,974,000    269,754
    Singamas Container Holdings, Ltd.                     10,526,000  2,283,474
*   Sino-Tech International Holdings, Ltd.                29,380,000    151,899
*   Sinocan Holdings, Ltd.                                   350,000         --
    SIS International Holdings                                34,000     14,049
    Sitoy Group Holdings, Ltd.                               500,000    301,019

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
#   SmarTone Telecommunications Holdings, Ltd.             2,626,500 $2,710,753
#   SOCAM Development, Ltd.                                1,716,771  2,082,882
*   Solomon Systech International, Ltd.                    8,590,000    422,332
    Soundwill Holdings, Ltd.                                 420,000    727,097
*   South China China, Ltd.                                6,744,000    547,036
*   South China Land, Ltd.                                15,207,170    259,595
#   Stella International Holdings, Ltd.                      567,500  1,399,038
    Stelux Holdings International, Ltd.                    3,100,400    957,262
*   Success Universe Group, Ltd.                           5,948,000    277,124
    Sun Hing Vision Group Holdings, Ltd.                     358,000    108,607
#   Sun Hung Kai & Co., Ltd.                               3,319,429  2,318,844
*   Sunway International Holdings, Ltd.                       50,000      1,584
    TAI Cheung Holdings                                    2,019,000  1,395,686
    Tai Sang Land Development, Ltd.                          804,910    371,525
*   Talent Property Group, Ltd.                            4,701,420     63,427
#   Tan Chong International, Ltd.                          1,212,000    499,436
#   Tao Heung Holdings, Ltd.                                 517,000    333,542
#*  Taung Gold International, Ltd.                        14,590,000     56,456
*   Technovator International, Ltd.                          784,000    415,854
    Television Broadcasts, Ltd.                              930,000  5,815,875
*   Termbray Industries International Holdings, Ltd.       2,304,900    232,007
    Tern Properties Co., Ltd.                                 51,200     32,012
    Texwinca Holdings, Ltd.                                3,988,000  4,300,538
    Tian Teck Land                                         1,054,000  1,129,022
*   Titan Petrochemicals Group, Ltd.                      13,140,000      4,237
*   Topsearch International Holdings, Ltd.                   186,000      6,134
*   Town Health International Investment, Ltd.               211,165    142,448
    Tradelink Electronic Commerce, Ltd.                    4,622,000  1,133,543
    Transport International Holdings, Ltd.                 1,001,741  1,849,320
#   Trinity, Ltd.                                          7,266,000  1,869,002
    Tristate Holdings, Ltd.                                  188,000     77,504
*   TSC Group Holdings, Ltd.                               2,913,000  1,656,322
    Tse Sui Luen Jewellery International, Ltd.               256,000    102,216
#*  United Laboratories International Holdings, Ltd.
      (The)                                                4,142,000  2,680,936
*   Universal Technologies Holdings, Ltd.                  7,630,000    483,806
*   Universe International Holdings, Ltd.                  3,475,000     64,637
*   Up Energy Development Group, Ltd.                      3,205,000    311,999
*   Value Convergence Holdings, Ltd.                       1,756,000    288,829
#   Value Partners Group, Ltd.                             5,497,000  3,544,417
    Van Shung Chong Holdings, Ltd.                           789,335    129,759
    Vanke Property Overseas, Ltd.                             13,000     14,630
    Varitronix International, Ltd.                         1,917,293  2,126,025
    Vedan International Holdings, Ltd.                     3,272,000    177,337
    Victory City International Holdings, Ltd.              6,385,993    930,765
#   Vitasoy International Holdings, Ltd.                   4,365,000  5,967,359
    VST Holdings, Ltd.                                     4,917,600  1,253,575
#   VTech Holdings, Ltd.                                     234,000  3,240,882
    Wai Kee Holdings, Ltd.                                 7,864,738  2,235,229
    Wang On Group, Ltd.                                   29,171,286    687,770
*   Willie International Holdings, Ltd.                      600,000    112,989
    Win Hanverky Holdings, Ltd.                            1,812,000    240,593
    Wing Hang Bank, Ltd.                                     280,500  4,522,312

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
HONG KONG -- (Continued)
    Wing On Co. International, Ltd.                          781,000 $  2,178,790
#   Wing Tai Properties, Ltd.                              1,957,331    1,214,981
    Wong's International Hldgs                               737,641      226,659
    Wong's Kong King International                           120,000       10,147
    Xinyi Glass Holdings, Ltd.                            13,316,000   10,506,644
*   Xinyi Solar Holdings, Ltd.                            12,292,000    3,333,700
    Yangtzekiang Garment, Ltd.                               606,500      216,428
    Yau Lee Holdings, Ltd.                                   534,000      115,799
    Yeebo International Hldg                                 572,000       91,588
    YGM Trading, Ltd.                                        460,000    1,009,201
    YT Realty Group, Ltd.                                    749,000      237,540
*   Yugang International, Ltd.                            93,492,000      871,653
*   Zhuhai Holdings Investment Group, Ltd.                 2,558,000      430,435
                                                                     ------------
TOTAL HONG KONG                                                       362,658,426
                                                                     ------------
NEW ZEALAND -- (7.3%)
#*  a2 Milk Co., Ltd.                                        539,281      377,468
    Abano Healthcare Group, Ltd.                              29,547      168,122
    Air New Zealand, Ltd.                                  3,299,848    5,979,545
    Auckland International Airport, Ltd.                     319,815    1,095,341
#*  Bathurst Resources, Ltd.                               1,666,560       96,387
    Briscoe Group, Ltd.                                        2,235        4,592
    Cavalier Corp., Ltd.                                     283,674      380,155
    CDL Investments New Zealand, Ltd.                        163,215       75,553
#   Chorus, Ltd.                                           1,514,017    2,313,242
    Colonial Motor Co., Ltd. (The)                           148,846      693,456
    Contact Energy, Ltd.                                     249,203    1,224,073
#*  Diligent Board Member Services, Inc.                      82,102      322,390
#   Ebos Group, Ltd.                                         429,471    3,481,484
#   Fisher & Paykel Healthcare Corp., Ltd.                 3,763,394   13,265,637
#   Freightways, Ltd.                                        872,670    3,764,861
#   Hallenstein Glasson Holdings, Ltd.                       245,661      735,786
    Heartland New Zealand, Ltd.                              185,677      140,903
#   Hellaby Holdings, Ltd.                                   380,827    1,000,864
#   Infratil, Ltd.                                         2,999,537    5,953,086
    Kathmandu Holdings, Ltd.                                 351,142    1,104,159
    Mainfreight, Ltd.                                        494,839    5,718,691
    Methven, Ltd.                                             93,877       97,224
#   Metlifecare, Ltd.                                        256,045      908,785
    Michael Hill International, Ltd.                       1,534,152    1,749,115
    Millennium & Copthorne Hotels New Zealand, Ltd.        1,387,344      780,594
    New Zealand Oil & Gas, Ltd.                            2,036,646    1,362,039
    New Zealand Refining Co., Ltd. (The)                     591,259      958,206
    Northland Port Corp. NZ, Ltd.                            151,152      389,872
    Nuplex Industries, Ltd.                                1,143,593    3,455,801
#   NZX, Ltd.                                                960,063    1,036,979
#   Opus International Consultants, Ltd.                      12,925       21,793
#*  Pacific Edge, Ltd.                                       350,725      330,929
    PGG Wrightson, Ltd.                                      980,136      343,245
*   Pike River Coal, Ltd.                                    490,805           --
    Port of Tauranga, Ltd.                                   528,322    6,560,678
*   Pumpkin Patch, Ltd.                                      606,913      282,808

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
NEW ZEALAND -- (Continued)
#   Restaurant Brands New Zealand, Ltd.                     461,634 $  1,254,370
*   Richina Pacific, Ltd.                                   274,180       15,959
*   Rubicon, Ltd.                                         1,485,105      462,873
#   Ryman Healthcare, Ltd.                                2,086,942   15,589,741
    Sanford, Ltd.                                           393,618    1,416,200
    Scott Technology, Ltd.                                   38,136       51,645
#   Skellerup Holdings, Ltd.                                507,716      778,911
    Sky Network Television, Ltd.                          1,730,057    9,985,491
    SKYCITY Entertainment Group, Ltd.                     3,798,254   13,869,634
    Steel & Tube Holdings, Ltd.                             416,437    1,103,457
    Telecom Corp. of New Zealand, Ltd.                      440,138    1,051,472
    Tourism Holdings, Ltd.                                  274,867      273,446
    Tower, Ltd.                                             739,546    1,035,008
    Trade Me Group, Ltd.                                    940,020    3,207,808
#   TrustPower, Ltd.                                         68,345      394,789
#   Vector, Ltd.                                          1,217,365    2,691,161
#   Warehouse Group, Ltd. (The)                             655,357    1,916,939
#*  Xero, Ltd.                                              109,612    3,015,671
                                                                    ------------
TOTAL NEW ZEALAND                                                    124,288,438
                                                                    ------------
SINGAPORE -- (11.1%)
#*  Abterra, Ltd.                                           531,800      249,907
    Amara Holdings, Ltd.                                    950,000      406,409
#   Amtek Engineering, Ltd.                               1,297,000      642,408
    ASL Marine Holdings, Ltd.                               816,600      470,420
    Aspial Corp., Ltd.                                       69,680       26,415
#*  Ausgroup, Ltd.                                        3,653,000    1,332,181
#   Baker Technology, Ltd.                                1,272,000      330,413
#   Banyan Tree Holdings, Ltd.                            1,053,000      530,128
#   Biosensors International Group, Ltd.                  6,197,237    4,706,741
    Bonvests Holdings, Ltd.                                 978,000    1,054,457
    Boustead Singapore, Ltd.                              1,686,261    2,550,705
    Breadtalk Group, Ltd.                                   850,800      951,715
*   Broadway Industrial Group, Ltd.                       1,374,000      302,139
    Bukit Sembawang Estates, Ltd.                           614,003    2,863,125
    Bund Center Investment, Ltd.                          2,717,000      444,875
#   Centurion Corp., Ltd.                                   132,000       75,530
    CH Offshore, Ltd.                                     1,642,400      550,951
#   China Aviation Oil Singapore Corp., Ltd.              1,586,399    1,102,910
#   China Merchants Holdings Pacific, Ltd.                  813,000      625,962
    Chip Eng Seng Corp., Ltd.                             3,546,800    2,167,681
    Chuan Hup Holdings, Ltd.                              3,967,000      856,121
    Cityspring Infrastructure Trust                       1,268,000      481,270
#   Cosco Corp. Singapore, Ltd.                           7,006,000    4,034,723
    Creative Technology, Ltd.                               272,200      525,549
    CSC Holdings, Ltd.                                    2,495,000      169,428
#   CSE Global, Ltd.                                      3,382,000    1,606,079
    CWT, Ltd.                                             1,393,700    1,619,858
    Datapulse Technology, Ltd.                               89,000       11,854
#   Del Monte Pacific, Ltd.                                 773,000      380,018
*   Delong Holdings, Ltd.                                 1,361,000      416,536
    DMX Technologies Group, Ltd.                          2,096,000      335,071

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
#   Dyna-Mac Holdings, Ltd.                                2,015,000 $  660,164
#   Elec & Eltek International Co., Ltd.                     147,000    233,095
    Ellipsiz, Ltd.                                           123,000      8,724
    EnGro Corp., Ltd.                                        354,000    347,643
    Etika International Holdings, Ltd.                       575,000    190,807
    Eu Yan Sang International, Ltd.                          809,800    533,408
*   euNetworks Group, Ltd.                                     8,220      4,175
#   Ezion Holdings, Ltd.                                   1,024,800  1,862,933
#   Ezra Holdings, Ltd.                                    5,619,000  4,719,606
    Falcon Energy Group, Ltd.                              1,951,000    546,482
    Far East Orchard, Ltd.                                 1,070,598  1,599,045
    FJ Benjamin Holdings, Ltd.                             1,305,000    224,625
    Food Empire Holdings, Ltd.                             1,256,400    395,207
#*  Forterra Trust                                            98,000    138,825
    Fragrance Group, Ltd.                                  6,256,000  1,248,550
#*  Gallant Venture, Ltd.                                  5,073,000  1,216,472
    GK Goh Holdings, Ltd.                                  1,458,000    984,804
*   Global Yellow Pages, Ltd.                                299,000     18,418
#   GMG Global, Ltd.                                      18,238,000  1,309,915
#   Goodpack, Ltd.                                         1,620,000  3,103,412
    GP Batteries International, Ltd.                         235,000    104,066
    GP Industries, Ltd.                                    2,643,209    990,207
    GuocoLand, Ltd.                                          399,314    679,390
#   GuocoLeisure, Ltd.                                     3,364,000  2,594,063
*   Hanwell Holdings, Ltd.                                 1,823,419    378,268
*   Healthway Medical Corp., Ltd.                          8,042,776    410,491
    HG Metal Manufacturing, Ltd.                           1,768,000    132,560
    Hi-P International, Ltd.                               1,309,000    606,666
    Hiap Hoe, Ltd.                                           353,000    256,829
    Hiap Seng Engineering, Ltd.                              612,000    105,053
*   HLH Group, Ltd.                                        8,364,000    106,917
    Ho Bee Land, Ltd.                                      1,652,000  3,023,443
    Hong Fok Corp., Ltd.                                   3,323,640  2,150,886
    Hong Leong Asia, Ltd.                                    702,000    894,179
    Hotel Grand Central, Ltd.                              1,331,073  1,271,434
#   Hotel Properties, Ltd.                                 1,385,400  4,109,232
    Hour Glass, Ltd. (The)                                   622,744    845,618
    HTL International Holdings, Ltd.                       1,063,843    250,872
    HupSteel, Ltd.                                         1,572,875    263,003
    Hwa Hong Corp., Ltd.                                   2,186,000    532,197
#   Hyflux, Ltd.                                           3,243,500  3,105,574
    Indofood Agri Resources, Ltd.                          3,468,000  2,953,482
    InnoTek, Ltd.                                            950,000    242,472
*   International Healthway Corp., Ltd.                      594,656    144,527
#*  Interra Resources, Ltd.                                  235,000     72,316
    IPC Corp., Ltd.                                        4,265,000    510,905
    ISDN Holdings, Ltd.                                      211,000     72,743
    Isetan Singapore, Ltd.                                   122,500    458,994
    Jaya Holdings, Ltd.                                    2,513,000  1,598,318
#*  Jiutian Chemical Group, Ltd.                          10,128,000    590,739
#*  Jurong Technologies Industrial Corp., Ltd.             2,227,680         --
    K1 Ventures, Ltd.                                      4,793,500    754,828

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
    Keppel Infrastructure Trust                            1,330,000 $1,114,094
    Keppel Telecommunications & Transportation, Ltd.       1,409,600  2,009,441
    Koh Brothers Group, Ltd.                               1,432,000    354,383
*   Lafe Corp., Ltd.                                         500,000     23,925
    LCD Global Investments, Ltd.                           3,569,504    518,607
    Lee Kim Tah Holdings, Ltd.                             1,600,000  1,183,525
*   Li Heng Chemical Fibre Technologies, Ltd.              2,053,000    147,141
#   Lian Beng Group, Ltd.                                  1,945,000  1,087,990
#*  Linc Energy, Ltd.                                      1,982,517  1,865,892
#*  LionGold Corp., Ltd.                                   1,401,000    109,796
    Low Keng Huat Singapore, Ltd.                            878,000    487,237
    Lum Chang Holdings, Ltd.                               1,094,030    305,690
    M1, Ltd.                                               1,066,000  2,864,231
*   Manhattan Resources, Ltd.                                463,000    229,475
    Marco Polo Marine, Ltd.                                  963,000    288,578
    mDR, Ltd.                                              3,997,000     29,098
*   Mercator Lines Singapore, Ltd.                           555,000     44,803
#   Mermaid Maritime PCL                                   1,212,000    469,927
    Metro Holdings, Ltd.                                   2,085,792  1,532,682
    Mewah International, Inc.                              1,773,000    665,754
#   Midas Holdings, Ltd.                                   8,177,000  3,073,925
#   Nam Cheong Ltd                                         7,126,740  2,022,046
*   Neptune Orient Lines, Ltd.                               196,000    158,970
    New Toyo International Holdings, Ltd.                  1,624,000    407,736
    NSL, Ltd.                                                422,000    530,558
*   Oceanus Group, Ltd.                                   13,109,000    177,861
    OKP Holdings, Ltd.                                       180,000     44,892
#   OSIM International, Ltd.                               1,689,000  3,913,237
#*  Otto Marine, Ltd.                                     10,983,500    704,225
#   OUE Hospitality Trust                                    310,500    215,525
#   OUE, Ltd.                                              1,863,000  3,377,787
#   Oxley Holdings, Ltd.                                     760,000    471,595
    Pan-United Corp., Ltd.                                 2,006,000  1,659,049
    PEC, Ltd.                                                 47,000     20,444
*   Penguin International, Ltd.                              794,000    123,080
#   Petra Foods, Ltd.                                        804,000  2,277,643
    Popular Holdings, Ltd.                                 2,763,650    595,226
    QAF, Ltd.                                              1,184,483    851,045
#*  Raffles Education Corp., Ltd.                          4,104,710    967,755
#   Raffles Medical Group, Ltd.                              579,330  1,678,638
    Rickmers Maritime                                        888,000    205,839
    Rotary Engineering, Ltd.                               1,463,600    831,148
    Roxy-Pacific Holdings, Ltd.                              297,500    134,314
*   S I2I, Ltd.                                           17,004,000    108,789
    San Teh, Ltd.                                            999,087    254,571
*   Sapphire Corp., Ltd.                                     493,000     31,497
    SBS Transit, Ltd.                                        953,500    951,405
#   See Hup Seng, Ltd.                                     2,372,000    579,635
#   Sheng Siong Group, Ltd.                                1,176,000    596,453
    Sim Lian Group, Ltd.                                   2,281,855  1,598,895
#   Sinarmas Land, Ltd.                                    5,739,000  2,435,420
    Sing Holdings, Ltd.                                    1,134,000    344,287

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES      VALUE++
                                                          --------- --------------
SINGAPORE -- (Continued)
    Sing Investments & Finance, Ltd.                        297,675 $      318,562
    Singapore Post, Ltd.                                  8,837,120      9,983,859
    Singapore Reinsurance Corp., Ltd.                     1,514,530        332,809
    Singapore Shipping Corp., Ltd.                        1,689,000        317,330
    Singapura Finance, Ltd.                                 174,062        207,563
#*  Sino Grandness Food Industry Group, Ltd.              2,157,000      1,189,979
#   SMRT Corp., Ltd.                                      2,379,000      2,316,277
    Stamford Land Corp., Ltd.                             3,258,000      1,547,751
    Straco Corp., Ltd.                                      130,000         61,986
    Sunningdale Tech, Ltd.                                2,932,000        381,632
#*  SunVic Chemical Holdings, Ltd.                        2,038,000        782,114
#   Super Group, Ltd.                                     1,124,000      3,144,617
#   Swiber Holdings, Ltd.                                 3,974,000      2,033,473
    Swissco Holdings, Ltd.                                1,026,000        348,704
#   Tat Hong Holdings, Ltd.                               2,072,800      1,341,153
    Thakral Corp., Ltd.                                   5,601,000        125,101
#   Tiong Woon Corp. Holding, Ltd.                        2,152,250        558,981
#   Triyards holdings, Ltd.                                 348,900        177,090
#   Tuan Sing Holdings, Ltd.                              4,074,495      1,139,276
    UMS Holdings, Ltd.                                    1,368,000        939,074
#   United Engineers, Ltd.                                2,756,028      4,750,920
#   United Envirotech, Ltd.                               2,521,000      2,627,197
    United Overseas Insurance, Ltd.                         187,250        672,916
#   UOB-Kay Hian Holdings, Ltd.                           1,798,400      2,417,267
#   UPP Holdings, Ltd.                                    3,060,000        611,966
#*  Vard Holdings, Ltd.                                   4,053,000      3,131,297
    Venture Corp., Ltd.                                   1,650,000     10,106,502
    Vibrant Group, Ltd.                                   9,159,901        745,651
    Vicom, Ltd.                                             120,000        565,906
#   Wee Hur Holdings, Ltd.                                2,667,000        766,084
    Wheelock Properties Singapore, Ltd.                   1,210,000      1,814,414
#   Wing Tai Holdings, Ltd.                               2,843,567      4,548,056
    Xpress Holdings, Ltd.                                 1,281,000         22,107
    Yeo Hiap Seng, Ltd.                                     223,731        417,954
    YHI International, Ltd.                               1,174,000        220,090
#   Yongnam Holdings, Ltd.                                8,048,000      1,545,547
                                                                    --------------
TOTAL SINGAPORE                                                        190,265,125
                                                                    --------------
TOTAL COMMON STOCKS                                                  1,401,888,745
                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
#*  Aquarius Platinum, Ltd. Rights 05/14/14               3,341,716        357,012
*   Centrebet International, Ltd. Litigation Rights          81,336             --
*   Pluton Resources, Ltd. Rights 05/14/14                   20,710            193
                                                                    --------------
TOTAL AUSTRALIA                                                            357,205
                                                                    --------------
HONG KONG -- (0.0%)
*   Haitong International Securities Group, Ltd. Rights
      05/23/14                                            1,369,984         15,903
*   Sustainable Forest Holdings Rights 05/05/14              43,837            905
                                                                    --------------
TOTAL HONG KONG                                                             16,808
                                                                    --------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES       VALUE++
                                                           ---------- --------------
SINGAPORE -- (0.0%)
*    Falcon Energy Group, Ltd. Rights 06/18/16                195,100 $        4,980
*    Technics Oil & Gas, Ltd. Warrants 12/09/16                16,800          3,551
                                                                      --------------
TOTAL SINGAPORE                                                                8,531
                                                                      --------------
TOTAL RIGHTS/WARRANTS                                                        382,544
                                                                      --------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)       VALUE+
                                                           ---------- --------------
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@ DFA Short Term Investment Fund                        26,673,434    308,611,628
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,619,552,911)                   $1,710,882,917
                                                                      ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                               LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                               -------- -------------- ------- --------------
Common Stocks
   Australia                   $234,096 $  722,353,928   --    $  722,588,024
   China                             --      2,088,732   --         2,088,732
   Hong Kong                    255,437    362,402,989   --       362,658,426
   New Zealand                       --    124,288,438   --       124,288,438
   Singapore                         --    190,265,125   --       190,265,125
Rights/Warrants
   Australia                         --        357,205   --           357,205
   Hong Kong                         --         16,808   --            16,808
   Singapore                         --          8,531   --             8,531
Securities Lending Collateral        --    308,611,628   --       308,611,628
                               -------- --------------   --    --------------
TOTAL                          $489,533 $1,710,393,384   --    $1,710,882,917
                               ======== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                            SHARES     VALUE++
                                                          ---------- -----------
COMMON STOCKS -- (98.2%)
Consumer Discretionary -- (25.5%)
    4imprint Group P.L.C.                                     97,560 $ 1,113,543
    888 Holdings P.L.C.                                      936,528   2,326,361
*   Aga Rangemaster Group P.L.C.                             453,866   1,334,225
    Barratt Developments P.L.C.                            4,268,971  26,698,834
    Bellway P.L.C.                                           652,849  15,898,650
    Berkeley Group Holdings P.L.C.                           650,346  25,234,511
    Betfair Group P.L.C.                                     114,500   1,870,142
    Bloomsbury Publishing P.L.C.                             283,806     769,589
    Boot Henry P.L.C.                                        432,804   1,594,904
    Bovis Homes Group P.L.C.                                 875,787  11,711,836
#   Bwin.Party Digital Entertainment P.L.C.                2,880,414   6,200,533
*   Carpetright P.L.C.                                        11,229     111,005
#   Centaur Media P.L.C.                                     556,967     647,001
    Chime Communications P.L.C.                              327,139   1,928,482
    Cineworld Group P.L.C.                                   988,583   5,391,283
    Connect Group P.L.C.                                     998,228   3,039,354
    Creston P.L.C.                                            22,394      43,452
    Daily Mail & General Trust P.L.C.                      1,328,069  18,306,282
    Darty P.L.C.                                           1,015,868   1,760,679
    Debenhams P.L.C.                                       6,498,732   8,826,165
    Dignity P.L.C.                                           227,632   5,503,464
*   Dixons Retail P.L.C.                                  18,181,138  13,828,147
    Domino's Pizza Group P.L.C.                              440,599   3,828,312
    Dunelm Group P.L.C.                                      244,196   3,866,367
*   Enterprise Inns P.L.C.                                 2,687,428   6,203,667
    Euromoney Institutional Investor P.L.C.                  295,537   5,333,906
*   Findel P.L.C.                                            310,891   1,419,179
*   Forminster P.L.C.                                         43,333          --
    Fuller, Smith & Turner P.L.C.                            137,316   2,234,981
    Future P.L.C.                                          1,301,863     181,503
    Games Workshop Group P.L.C.                              101,889     984,947
    Greene King P.L.C.                                     1,421,372  21,399,005
    Halfords Group P.L.C.                                  1,072,399   8,046,993
    Headlam Group P.L.C.                                     337,290   2,751,161
    Home Retail Group P.L.C.                               4,196,363  14,499,738
*   Hornby P.L.C.                                            154,220     209,317
    Howden Joinery Group P.L.C.                            3,180,986  17,512,897
    Huntsworth P.L.C.                                        926,689     939,541
    Inchcape P.L.C.                                        2,319,770  25,200,127
    Informa P.L.C.                                         3,121,619  25,492,179
    ITE Group P.L.C.                                       1,144,948   4,452,675
    JD Sports Fashion P.L.C.                                 120,013   3,561,442
    JD Wetherspoon P.L.C.                                    490,410   6,986,851
    John Menzies P.L.C.                                      247,022   2,688,668
*   Johnston Press P.L.C.                                  1,039,980     443,829
    Ladbrokes P.L.C.                                       4,483,503  11,626,478
    Laura Ashley Holdings P.L.C.                           1,517,420     659,095
    Lookers P.L.C.                                         1,408,832   3,325,634
    Marston's P.L.C.                                       3,122,248   7,763,355
    Mecom Group P.L.C.                                       457,433   1,018,184
    Millennium & Copthorne Hotels P.L.C.                   1,048,561   9,843,435

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
Consumer Discretionary -- (Continued)
*   Mitchells & Butlers P.L.C.                             1,030,286 $  7,676,148
    MJ Gleeson Group P.L.C.                                  195,875    1,306,593
#*  Mothercare P.L.C.                                        266,771      842,817
    N Brown Group P.L.C.                                     874,754    7,581,542
*   Ocado Group P.L.C.                                       735,892    4,188,957
    Pendragon P.L.C.                                       4,395,240    2,308,010
*   Perform Group P.L.C.                                      65,502      238,467
*   Persimmon P.L.C.                                         904,357   20,069,472
    Photo-Me International P.L.C.                            270,353      616,202
*   Puma Brandenburg, Ltd.                                   119,000           --
*   Puma Brandenburg, Ltd. A Shares                          119,000           --
*   Punch Taverns P.L.C.                                   2,668,837      632,250
    Rank Group P.L.C.                                         99,802      271,484
    Redrow P.L.C.                                          1,505,347    7,285,489
    Restaurant Group P.L.C. (The)                            967,459   10,215,317
    Rightmove P.L.C.                                         466,340   18,998,360
    Spirit Pub Co. P.L.C.                                  3,103,818    4,114,849
*   Sportech P.L.C.                                          384,214      564,235
*   Sports Direct International P.L.C.                       301,064    3,992,004
    STV Group P.L.C.                                           4,868       29,948
*   SuperGroup P.L.C.                                        203,095    4,565,426
    Taylor Wimpey P.L.C.                                  15,614,170   27,768,941
    Ted Baker P.L.C.                                         145,679    4,552,983
*   Thomas Cook Group P.L.C.                               7,517,966   22,223,846
    Topps Tiles P.L.C.                                       829,659    1,805,186
*   Torotrak P.L.C.                                           50,953       23,782
*   Trinity Mirror P.L.C.                                  1,688,565    4,948,560
    TUI Travel P.L.C.                                        394,548    2,853,861
    UBM P.L.C.                                               826,641    9,195,435
    UTV Media P.L.C.                                         444,753    1,801,293
    Vitec Group P.L.C. (The)                                 164,847    1,714,640
    WH Smith P.L.C.                                          711,405   13,193,431
    William Hill P.L.C.                                    3,678,697   22,042,897
    Wilmington Group P.L.C.                                  346,234    1,329,086
                                                                     ------------
Total Consumer Discretionary                                          555,563,419
                                                                     ------------
Consumer Staples -- (4.1%)
    A.G. Barr P.L.C.                                         427,802    4,470,006
    Anglo-Eastern Plantations                                108,153    1,299,353
    Booker Group P.L.C.                                    7,511,637   18,685,793
    Britvic P.L.C.                                         1,240,873   15,197,635
    Cranswick P.L.C.                                         264,392    5,339,679
    Dairy Crest Group P.L.C.                                 747,197    5,829,694
    Devro P.L.C.                                             891,696    3,183,427
    Greencore Group P.L.C.                                 2,335,961   10,317,366
    Greggs P.L.C.                                            541,226    4,895,493
    Hilton Food Group P.L.C.                                  24,794      223,470
    McBride P.L.C.                                           855,515    1,420,909
*   Premier Foods P.L.C.                                   2,951,877    2,868,998
#   PZ Cussons P.L.C.                                      1,325,039    7,755,066
    REA Holdings P.L.C.                                       50,639      390,114
    Tate & Lyle P.L.C.                                       511,405    6,062,516

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
Consumer Staples -- (Continued)
#*  Thorntons P.L.C.                                        274,658 $    563,579
                                                                    ------------
Total Consumer Staples                                                88,503,098
                                                                    ------------
Energy -- (5.8%)
*   Afren P.L.C.                                          5,639,345   14,979,341
    AMEC P.L.C.                                           1,114,094   23,268,048
    Anglo Pacific Group P.L.C.                              472,317    1,520,697
*   Cairn Energy P.L.C.                                   2,601,577    8,103,316
*   Coalfield Resources P.L.C.                              268,451       28,333
*   EnQuest P.L.C.                                        3,568,831    8,283,191
*   Essar Energy P.L.C.                                   1,162,294    1,318,934
*   Exillon Energy P.L.C.                                   289,661      692,145
    Fortune Oil P.L.C.                                    6,238,485    1,369,297
*   Hardy Oil & Gas P.L.C.                                   74,781       85,860
*   Heritage Oil P.L.C.                                     972,858    5,193,319
    Hunting P.L.C.                                          639,376    9,153,559
    James Fisher & Sons P.L.C.                              216,358    4,718,222
#*  JKX Oil & Gas P.L.C.                                    456,676      421,066
    John Wood Group P.L.C.                                1,508,579   20,003,334
*   Lamprell P.L.C.                                         967,717    2,509,481
    Premier Oil P.L.C.                                    2,484,308   14,225,273
*   Salamander Energy P.L.C.                              1,063,663    2,409,697
    Soco International P.L.C.                             1,018,017    7,440,340
                                                                    ------------
Total Energy                                                         125,723,453
                                                                    ------------
Financials -- (14.4%)
    Amlin P.L.C.                                          2,613,209   19,757,633
#   Ashmore Group P.L.C.                                  1,839,927   10,928,914
    Bank of Georgia Holdings P.L.C.                         106,665    4,691,433
    Beazley P.L.C.                                        2,627,389   10,899,394
    Brewin Dolphin Holdings P.L.C.                        1,320,004    7,200,479
    Capital & Counties Properties P.L.C.                    474,174    2,674,761
    Capital & Regional P.L.C.                             1,493,345    1,159,433
    Catlin Group, Ltd.                                    1,812,653   16,189,202
    Charles Stanley Group P.L.C.                            126,349    1,013,205
    Charles Taylor P.L.C.                                   139,215      613,796
    Chesnara P.L.C.                                         578,859    3,215,901
    Close Brothers Group P.L.C.                             777,213   18,358,740
    Daejan Holdings P.L.C.                                   32,083    2,531,358
    Development Securities P.L.C.                           580,091    2,383,673
    F&C Asset Management P.L.C.                           2,273,162    4,587,260
    Hansard Global P.L.C.                                    16,468       29,335
    Helical Bar P.L.C.                                      668,916    4,104,332
    Henderson Group P.L.C.                                5,229,541   22,218,077
    Hiscox, Ltd.                                          1,645,320   19,629,497
    ICAP P.L.C.                                           2,874,272   20,133,934
    IG Group Holdings P.L.C.                              1,796,260   19,316,253
*   Industrial & Commercial Holdings P.L.C.                   5,000           --
    Intermediate Capital Group P.L.C.                       572,350    4,295,951
    International Personal Finance P.L.C.                   690,825    6,533,484
*   IP Group P.L.C.                                       1,306,305    3,790,467
    Jardine Lloyd Thompson Group P.L.C.                     591,880   10,561,763

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
Financials -- (Continued)
    Jupiter Fund Management P.L.C.                        1,343,222 $  8,826,584
    Lancashire Holdings, Ltd.                               912,700   10,791,673
    Liontrust Asset Management P.L.C.                        32,319      142,906
    LSL Property Services P.L.C.                            173,209    1,172,762
    Man Group P.L.C.                                      9,800,117   16,354,917
    Novae Group P.L.C.                                      276,081    2,527,212
    Phoenix Group Holdings                                  671,770    7,746,662
*   Quintain Estates & Development P.L.C.                 2,680,731    4,592,289
    Rathbone Brothers P.L.C.                                165,692    5,420,747
*   Raven Russia, Ltd.                                      878,299      965,045
*   Renovo Group P.L.C.                                      87,461       23,623
    S&U P.L.C.                                               21,140      671,622
    Savills P.L.C.                                          625,702    6,340,586
    St James's Place P.L.C.                                 899,349   11,720,916
    ST Modwen Properties P.L.C.                             957,652    6,013,320
    Tullett Prebon P.L.C.                                 1,098,479    5,904,447
    Unite Group P.L.C. (The)                              1,011,180    7,220,703
*   Waterloo Investment Holdings, Ltd.                        5,979          707
                                                                    ------------
Total Financials                                                     313,254,996
                                                                    ------------
Health Care -- (2.9%)
#*  Alizyme P.L.C.                                          660,805           --
    Bioquell P.L.C.                                          90,893      191,778
*   BTG P.L.C.                                            1,781,080   16,015,427
    Consort Medical P.L.C.                                  142,611    2,125,074
    Dechra Pharmaceuticals P.L.C.                           429,068    4,998,068
    Genus P.L.C.                                            281,441    4,812,967
    Hikma Pharmaceuticals P.L.C.                            713,706   18,728,962
*   Optos P.L.C.                                            109,965      297,627
#*  Oxford Biomedica P.L.C.                               2,821,652      105,958
*   Skyepharma P.L.C.                                        10,549       43,040
    Synergy Health P.L.C.                                   297,068    6,225,723
    UDG Healthcare P.L.C.                                   973,852    5,904,225
*   Vectura Group P.L.C.                                  1,829,761    4,353,162
*   Vernalis P.L.C.                                          19,974       11,388
                                                                    ------------
Total Health Care                                                     63,813,399
                                                                    ------------
Industrials -- (25.2%)
    Air Partner P.L.C.                                       39,319      329,586
    Alumasc Group P.L.C. (The)                              124,366      252,978
    Ashtead Group P.L.C.                                  2,326,314   34,467,088
    Avon Rubber P.L.C.                                       59,735      632,604
    Balfour Beatty P.L.C.                                 3,596,658   17,080,799
    BBA Aviation P.L.C.                                   2,792,163   14,648,757
    Berendsen P.L.C.                                        832,065   14,541,122
    Bodycote P.L.C.                                       1,253,236   15,464,310
    Braemar Shipping Services P.L.C.                         83,345      735,885
    Brammer P.L.C.                                          409,430    3,237,187
#   Camellia P.L.C.                                           2,481      416,268
    Cape P.L.C.                                             606,299    3,074,299
    Carillion P.L.C.                                      2,233,191   13,969,504
    Carr's Milling Industries P.L.C.                         35,419    1,107,250

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Castings P.L.C.                                         162,757 $ 1,267,433
    Chemring Group P.L.C.                                 1,217,006   4,606,102
    Clarkson P.L.C.                                          67,965   3,062,532
    Cobham P.L.C.                                         5,618,202  29,309,381
    Communisis P.L.C.                                     1,047,623   1,153,771
#   Costain Group P.L.C.                                    145,311     660,485
    DCC P.L.C.                                              431,941  22,147,399
    De La Rue P.L.C.                                        287,139   3,978,930
    Dialight P.L.C.                                          27,620     446,255
    Diploma P.L.C.                                          574,385   6,410,271
    easyJet P.L.C.                                          316,838   8,766,798
    Fenner P.L.C.                                           944,793   6,610,246
*   Firstgroup P.L.C.                                     5,473,650  11,960,866
    Galliford Try P.L.C.                                    339,416   6,832,230
    Go-Ahead Group P.L.C.                                   211,952   7,068,428
    Goodwin P.L.C.                                              383      26,579
    Grafton Group P.L.C.                                    479,421   4,715,555
    Harvey Nash Group P.L.C.                                 46,693      95,491
    Hays P.L.C.                                           7,041,541  17,964,367
    Helphire Group P.L.C.                                 1,564,658     161,990
    Hogg Robinson Group P.L.C.                              134,014     167,918
    Homeserve P.L.C.                                      1,341,396   7,652,269
    Hyder Consulting P.L.C.                                 178,009   1,418,594
    Interserve P.L.C.                                       664,484   7,446,955
    Keller Group P.L.C.                                     333,468   5,625,965
    Kentz Corp., Ltd.                                       154,134   1,878,070
    Kier Group P.L.C.                                       208,884   5,871,003
    Latchways P.L.C.                                         36,248     617,586
    Lavendon Group P.L.C.                                   787,112   3,016,254
    Management Consulting Group P.L.C.                    1,519,596     637,875
    Mears Group P.L.C.                                      476,231   4,036,405
    Meggitt P.L.C.                                          155,329   1,252,901
    Melrose Industries P.L.C.                             3,712,937  17,930,030
    Michael Page International P.L.C.                     1,282,180  10,184,147
    Mitie Group P.L.C.                                    1,851,006   9,970,725
    Morgan Advanced Materials P.L.C.                      1,439,437   8,146,976
    Morgan Sindall Group P.L.C.                             191,310   2,557,481
    National Express Group P.L.C.                         2,250,170  10,614,996
    Norcros P.L.C.                                          127,268      45,662
    Northgate P.L.C.                                        752,381   6,586,052
    PayPoint P.L.C.                                         165,538   3,184,396
    QinetiQ Group P.L.C.                                  3,181,899  11,336,241
    Regus P.L.C.                                          3,367,250  11,907,173
*   Renold P.L.C.                                           182,467     159,990
    Rentokil Initial P.L.C.                               7,336,389  14,782,500
    Ricardo P.L.C.                                          268,884   3,078,817
    Robert Walters P.L.C.                                   387,999   2,094,194
    Rotork P.L.C.                                           339,433  14,886,294
    RPS Group P.L.C.                                      1,266,580   6,334,658
    Senior P.L.C.                                         2,097,931  10,139,192
    Serco Group P.L.C.                                    1,965,238  11,201,290
*   Severfield-Rowen P.L.C.                               1,275,258   1,318,151

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
Industrials -- (Continued)
    Shanks Group P.L.C.                                   2,313,344 $  3,993,609
    SIG P.L.C.                                            3,046,866    9,874,590
    Speedy Hire P.L.C.                                    2,851,875    2,715,391
    Spirax-Sarco Engineering P.L.C.                         369,703   18,123,272
    St Ives P.L.C.                                          672,895    2,254,540
    Stagecoach Group P.L.C.                               2,248,039   14,097,073
    Sthree P.L.C.                                           355,059    2,425,633
    Stobart Group, Ltd.                                     339,542      786,232
    T Clarke P.L.C.                                         147,457      202,756
    Tarsus Group P.L.C.                                     208,165      793,993
    Tribal Group P.L.C.                                     156,581      530,580
    Trifast P.L.C.                                          443,600      692,507
    UK Mail Group P.L.C.                                    197,261    1,930,712
    Ultra Electronics Holdings P.L.C.                       351,758   10,086,417
    Vesuvius P.L.C.                                       1,449,566   10,224,607
#   Volex P.L.C.                                            233,149      407,341
    Vp P.L.C.                                               167,297    1,812,216
*   Wincanton P.L.C.                                        538,066    1,076,771
    WS Atkins P.L.C.                                        523,508   11,354,013
#   XP Power, Ltd.                                           74,294    2,057,429
                                                                    ------------
Total Industrials                                                    548,723,188
                                                                    ------------
Information Technology -- (7.7%)
    Acal P.L.C.                                             104,729      632,099
    Anite P.L.C.                                          1,253,216    1,741,494
    Aveva Group P.L.C.                                       68,708    2,449,787
    Computacenter P.L.C.                                    422,291    4,648,947
    CSR P.L.C.                                              916,815    8,908,169
    Domino Printing Sciences P.L.C.                         530,658    6,950,729
    E2V Technologies P.L.C.                                 519,836    1,464,033
    Electrocomponents P.L.C.                              2,186,053   10,775,955
    Fidessa Group P.L.C.                                    157,497    5,968,387
*   Filtronic P.L.C.                                          4,262        2,821
    Halma P.L.C.                                          1,878,529   17,847,458
#*  Imagination Technologies Group P.L.C.                   205,118      682,550
*   Innovation Group P.L.C.                               5,126,744    2,747,732
*   Kofax, Ltd.                                             203,720    1,530,400
    Laird P.L.C.                                          1,362,165    6,401,865
    Micro Focus International P.L.C.                        705,473    9,251,852
    Moneysupermarket.com Group P.L.C.                       785,635    2,423,598
    NCC Group P.L.C.                                        276,512      882,443
    Oxford Instruments P.L.C.                               167,558    3,651,237
    Pace P.L.C.                                           1,487,713    9,167,268
    Phoenix IT Group, Ltd.                                  204,614      381,084
    Playtech P.L.C.                                         488,746    5,516,269
    Premier Farnell P.L.C.                                1,808,088    6,802,131
    PV Crystalox Solar P.L.C.                               147,995       54,486
    Renishaw P.L.C.                                         188,423    5,795,232
    RM P.L.C.                                               318,062      744,117
    SDL P.L.C.                                              370,235    1,886,442
    Sepura P.L.C.                                           225,709      506,423
    Spectris P.L.C.                                         601,319   22,625,619

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
Information Technology -- (Continued)
    Spirent Communications P.L.C.                          2,633,737 $  4,239,832
    Telecity Group P.L.C.                                    656,941    7,967,643
    TT electronics P.L.C.                                    822,074    2,906,667
    Vislink P.L.C.                                           274,226      218,246
*   Wolfson Microelectronics P.L.C.                          504,759    2,004,058
    Xaar P.L.C.                                              275,443    3,669,448
    Xchanging P.L.C.                                       1,315,024    3,537,186
                                                                     ------------
Total Information Technology                                          166,983,707
                                                                     ------------
Materials -- (7.5%)
    African Barrick Gold P.L.C.                              504,945    2,118,256
    Alent P.L.C.                                           1,359,075    7,312,798
    AZ Electronic Materials SA                               897,834    6,111,566
    British Polythene Industries P.L.C.                      137,680    1,467,462
    Carclo P.L.C.                                            200,519      609,610
*   Centamin P.L.C.                                        5,044,171    5,512,838
    Croda International P.L.C.                               442,133   19,256,876
    DS Smith P.L.C.                                        4,875,734   25,983,032
    Elementis P.L.C.                                       2,403,235   11,281,730
    Essentra P.L.C.                                          951,657   12,908,306
*   Evraz P.L.C.                                             276,673      451,249
    Ferrexpo P.L.C.                                          955,423    2,356,621
*   Gem Diamonds, Ltd.                                       494,440    1,387,255
    Hill & Smith Holdings P.L.C.                             429,023    4,052,472
#   Hochschild Mining P.L.C.                                 657,160    1,834,102
*   International Ferro Metals, Ltd.                         447,220       70,550
#*  Kazakhmys P.L.C.                                         370,981    1,494,855
#*  Lonmin P.L.C.                                          2,202,370   10,566,439
    Low & Bonar P.L.C.                                     1,099,209    1,544,012
    Marshalls P.L.C.                                         860,843    2,577,176
    Mondi P.L.C.                                             446,421    7,421,260
*   New World Resources P.L.C. Class A                        10,343        6,760
*   Petra Diamonds, Ltd.                                   1,201,269    3,313,749
#   Petropavlovsk P.L.C.                                     842,130      969,253
    RPC Group P.L.C.                                         769,308    7,796,737
    Synthomer P.L.C.                                       1,200,019    5,349,189
#   Vedanta Resources P.L.C.                                 480,809    7,699,302
    Victrex P.L.C.                                           380,162   11,969,479
    Zotefoams P.L.C.                                          96,852      465,680
                                                                     ------------
Total Materials                                                       163,888,614
                                                                     ------------
Telecommunication Services -- (2.6%)
    Cable & Wireless Communications P.L.C.                10,300,226    9,198,339
*   Colt Group SA                                          1,437,706    3,181,687
    Inmarsat P.L.C.                                        2,296,017   28,251,173
    Kcom Group P.L.C.                                      3,032,026    4,823,294
    TalkTalk Telecom Group P.L.C.                          2,542,439   12,321,371
                                                                     ------------
Total Telecommunication Services                                       57,775,864
                                                                     ------------
Utilities -- (2.5%)
    Dee Valley Group P.L.C.                                   12,109      326,128

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES       VALUE++
                                                           ---------- --------------
Utilities -- (Continued)
     Drax Group P.L.C.                                      2,103,725 $   23,549,099
     Pennon Group P.L.C.                                    2,007,940     25,704,962
     Telecom Plus P.L.C.                                      215,589      5,643,892
                                                                      --------------
Total Utilities                                                           55,224,081
                                                                      --------------
TOTAL COMMON STOCKS                                                    2,139,453,819
                                                                      --------------
PREFERRED STOCKS -- (0.0%)
*    McBride P.L.C.                                        14,543,755         24,556
                                                                      --------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)       VALUE+
                                                           ---------- --------------
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@ DFA Short Term Investment Fund                         3,383,365     39,145,532
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,426,290,113)                   $2,178,623,907
                                                                      ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary               -- $  555,563,419   --    $  555,563,419
   Consumer Staples                     --     88,503,098   --        88,503,098
   Energy                       $1,369,297    124,354,156   --       125,723,453
   Financials                           --    313,254,996   --       313,254,996
   Health Care                          --     63,813,399   --        63,813,399
   Industrials                     141,153    548,582,035   --       548,723,188
   Information Technology               --    166,983,707   --       166,983,707
   Materials                            --    163,888,614   --       163,888,614
   Telecommunication Services           --     57,775,864   --        57,775,864
   Utilities                            --     55,224,081   --        55,224,081
Preferred Stocks                        --         24,556   --            24,556
Securities Lending Collateral           --     39,145,532   --        39,145,532
                                ---------- --------------   --    --------------
TOTAL                           $1,510,450 $2,177,113,457   --    $2,178,623,907
                                ========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                          SHARES    VALUE++
                                                          ------- -----------
COMMON STOCKS -- (83.4%)
AUSTRIA -- (2.1%)
*   A-TEC Industries AG                                    21,828 $        --
    Agrana Beteiligungs AG                                 17,354   2,008,716
    AMAG Austria Metall AG                                  2,133      73,393
    Atrium European Real Estate, Ltd.                     614,001   3,536,507
    Austria Technologie & Systemtechnik AG                 91,279   1,065,790
    BKS Bank AG                                             3,120      75,755
*   BUWOG AG                                                  768      14,102
    CA Immobilien Anlagen AG                              163,483   3,116,354
    Conwert Immobilien Invest SE                           96,813   1,394,869
    DO & CO AG                                             18,695   1,092,874
    EVN AG                                                164,083   2,286,649
#   Flughafen Wien AG                                      48,018   4,714,303
    Frauenthal Holding AG                                   4,212      53,374
    IMMOFINANZ AG                                          15,360      57,041
    Josef Manner & Co. AG                                     870      64,827
#   Kapsch TrafficCom AG                                   26,900   1,493,074
#   Lenzing AG                                             51,434   3,283,380
#   Mayr Melnhof Karton AG                                 45,831   5,835,317
    Oberbank AG                                            37,973   2,631,512
#   Oesterreichische Post AG                              159,507   8,151,995
#   Palfinger AG                                           58,212   2,154,168
    POLYTEC Holding AG                                     83,703     841,282
#   RHI AG                                                113,647   3,978,082
    Rosenbauer International AG                            17,256   1,627,725
    S IMMO AG                                             276,239   2,183,395
#   Schoeller-Bleckmann Oilfield Equipment AG              53,715   6,828,189
    Semperit AG Holding                                    50,274   2,806,807
    Strabag SE                                            102,680   2,870,294
    Telekom Austria AG                                    817,041   8,108,380
    UBM Realitaetenentwicklung AG                           2,880      69,841
    UNIQA Insurance Group AG                              361,548   4,618,397
#   Wienerberger AG                                       565,653  10,499,315
*   Wolford AG                                             11,252     296,926
    Zumtobel AG                                           161,140   3,350,515
                                                                  -----------
TOTAL AUSTRIA                                                      91,183,148
                                                                  -----------
BELGIUM -- (2.7%)
#*  Ablynx NV                                             227,939   2,721,461
    Ackermans & van Haaren NV                             118,073  15,268,356
*   AGFA-Gevaert NV                                       898,617   3,442,875
    Arseus NV                                             103,764   5,877,628
    Atenor Group                                            6,182     342,354
    Banque Nationale de Belgique                              970   4,682,383
#   Barco NV                                               60,150   4,482,757
    Cie d'Entreprises CFE                                  41,428   4,564,897
    Cie Immobiliere de Belgique SA                         12,863     735,503
    Cie Maritime Belge SA                                  66,098   1,964,170
    Co.Br.Ha Societe Commerciale de Brasserie SA              115     292,795
    D'ieteren SA                                          129,060   5,970,722
*   Deceuninck NV                                         364,236   1,251,151

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
BELGIUM -- (Continued)
#   Econocom Group                                        304,215 $  3,262,517
    Elia System Operator SA                               135,158    7,168,920
#*  Euronav NV                                            113,879    1,378,051
    EVS Broadcast Equipment SA                             60,843    3,852,791
    Exmar NV                                              132,340    2,208,836
*   Floridienne SA                                            868       84,551
    Gimv NV                                                13,949      723,159
*   Hamon & CIE SA                                          4,508       99,362
*   Ion Beam Applications                                  89,791    1,241,961
    Jensen-Group NV                                        13,482      261,740
    Kinepolis Group NV                                     19,582    3,833,629
    Lotus Bakeries                                          1,361    1,511,785
#*  MDxHealth                                             108,339      659,652
    Melexis NV                                             98,065    3,943,382
    Mobistar SA                                           103,511    2,020,003
#   NV Bekaert SA                                         190,167    7,739,416
#   Nyrstar NV                                            742,718    2,957,220
*   Picanol                                                29,777    1,183,033
*   RealDolmen NV                                             120           18
#*  RealDolmen NV/SA                                        8,137      230,639
    Recticel SA                                           101,580      914,734
*   Rentabiliweb Group                                     16,953      253,558
    Resilux                                                 4,724      700,329
*   RHJ International                                      54,210      265,302
*   Roularta Media Group NV                                10,263      183,053
*   Sapec                                                   2,832      179,829
    Sioen Industries NV                                    52,140      640,031
    Sipef SA                                               30,617    2,674,370
    TER Beke SA                                             2,260      184,014
    Tessenderlo Chemie NV                                 132,614    4,061,206
#*  ThromboGenics NV                                      155,245    4,946,168
    Van de Velde NV                                        36,644    1,950,448
*   Viohalco SA                                           603,593    3,781,798
                                                                  ------------
TOTAL BELGIUM                                                      116,692,557
                                                                  ------------
DENMARK -- (4.1%)
#   ALK-Abello A.S.                                        29,336    4,070,468
*   Alm Brand A.S.                                        484,611    2,353,824
#   Ambu A.S. Class B                                      29,756    1,989,680
    Arkil Holding A.S. Class B                                504       76,081
*   Atlantic Petroleum P/F                                  4,328       77,171
*   Auriga Industries A.S. Class B                         96,829    3,586,095
#*  Bang & Olufsen A.S.                                   173,002    1,786,883
    BankNordik P/F                                          1,753       38,227
#*  Bavarian Nordic A.S.                                  115,443    2,450,613
*   BoConcept Holding A.S. Class B                          5,365       96,772
    Brodrene Hartmann A.S.                                 13,977      496,088
    D/S Norden A.S.                                       110,869    4,434,466
    Dfds A.S.                                              19,411    1,534,901
    Djurslands Bank A.S.                                    8,970      332,692
    East Asiatic Co., Ltd. A.S.                            55,571      738,781
    FE Bording A.S.                                           426       64,609

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
DENMARK -- (Continued)
#   FLSmidth & Co. A.S.                                   201,458 $ 10,785,573
    Fluegger A.S. Class B                                   4,198      265,368
*   Genmab A.S.                                           186,552    6,949,726
    GN Store Nord A.S.                                    772,340   18,658,711
*   GPV Industri A.S. Series B                              2,200           --
*   Greentech Energy Systems A.S.                          12,775       28,982
#   Gronlandsbanken AB                                      1,125      131,610
*   H+H International A.S. Class B                         31,426      272,800
    Harboes Bryggeri A.S. Class B                          13,115      228,028
    IC Companys A.S.                                       35,278    1,053,284
#   Jeudan A.S.                                             4,800      541,134
*   Jyske Bank A.S.                                       301,282   16,564,443
    Lan & Spar Bank                                         5,150      353,164
    NKT Holding A.S.                                      110,421    6,966,577
    Nordjyske Bank A.S.                                    17,600      380,342
    Norresundby Bank A.S.                                   7,350      362,655
    Pandora A.S.                                              726       48,940
*   Parken Sport & Entertainment A.S.                      33,556      445,971
    PER Aarsleff A.S. Class B                               8,407    1,524,197
#   Ringkjoebing Landbobank A.S.                           19,475    4,456,056
    Roblon A.S. Class B                                     2,700      137,999
    Rockwool International A.S. Class B                    30,614    5,905,238
*   Royal UNIBREW                                          45,850    7,137,085
    Schouw & Co.                                           74,017    4,131,630
    SimCorp A.S.                                          194,860    7,481,402
    Solar A.S. Class B                                     26,420    1,827,362
    Spar Nord Bank A.S.                                   347,740    3,914,882
*   Sydbank A.S.                                          317,330    8,463,792
    Tivoli A.S.                                               969      547,447
#*  TK Development A.S.                                   374,839      645,540
*   Topdanmark A.S.                                       507,925   14,861,733
#*  TopoTarget A.S.                                       546,711      365,642
*   Topsil Semiconductor Matls                            886,257      118,634
#*  Torm A.S.                                             694,424      175,934
#   United International Enterprises                        9,266    1,852,457
*   Vestas Wind Systems A.S.                              533,999   23,715,469
*   Vestjysk Bank A.S.                                     35,584       59,556
#*  Zealand Pharma A.S.                                    39,325      486,163
                                                                  ------------
TOTAL DENMARK                                                      175,972,877
                                                                  ------------
FINLAND -- (5.7%)
    Afarak Group Oyj                                      604,909      318,054
    Ahlstrom Oyj                                           48,381      515,564
    Aktia Bank Oyj                                         43,055      539,196
#   Alma Media Oyj                                        277,852    1,018,277
    Amer Sports Oyj                                       566,687   11,716,635
    Apetit Oyj                                             19,402      519,713
    Aspo Oyj                                               83,365      691,089
    Atria P.L.C.                                           37,273      368,018
    Bank of Aland P.L.C. Class B                           22,078      269,981
#   BasWare Oyj                                            39,987    1,894,742
*   Biotie Therapies Oyj                                  955,389      306,382

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
FINLAND -- (Continued)
#   Cargotec Oyj                                             167,673 $ 7,495,426
    Caverion Corp.                                           484,202   5,379,426
    Citycon Oyj                                            1,345,638   5,049,077
    Comptel Oyj                                              337,600     271,491
    Cramo Oyj                                                148,755   3,323,775
    Digia P.L.C.                                              48,912     275,447
*   Efore Oyj                                                 49,703      48,989
#   Elektrobit Oyj                                           265,750     971,165
#   Elisa Oyj                                                702,558  20,996,081
    F-Secure Oyj                                             471,472   1,591,296
*   Finnair Oyj                                              427,233   1,782,619
*   Finnlines Oyj                                            124,906   1,354,338
    Fiskars Oyj Abp                                          196,766   5,338,899
*   GeoSentric Oyj                                           244,900          --
    HKScan Oyj Class A                                       120,587     639,773
    Huhtamaki Oyj                                            452,365  11,894,561
    Ilkka-Yhtyma Oyj                                          61,503     213,385
    Kemira Oyj                                               472,368   7,220,542
    Kesko Oyj Class B                                        315,046  12,895,665
    Konecranes Oyj                                           245,559   7,925,737
    Lassila & Tikanoja Oyj                                   152,571   2,970,872
*   Lemminkainen Oyj                                          26,333     510,209
    Metsa Board Oyj                                        1,549,706   7,254,333
#   Metso Oyj                                                499,824  20,117,792
    Munksjo Oyj                                               24,345     196,914
#   Neste Oil Oyj                                            609,759  12,540,136
    Okmetic Oyj                                               61,386     392,929
    Olvi Oyj Class A                                          70,665   2,382,934
*   Oriola-KD Oyj Class A                                      5,045      16,862
*   Oriola-KD Oyj Class B                                    507,715   1,683,224
    Orion Oyj Class A                                        130,940   4,015,514
    Orion Oyj Class B                                        388,956  11,871,978
#*  Outokumpu Oyj                                         21,047,785   6,439,907
#   Outotec Oyj                                              697,608   7,818,384
    PKC Group Oyj                                            109,715   3,639,460
    Ponsse Oy                                                 31,710     485,705
#*  Poyry Oyj                                                194,637   1,076,503
    Raisio P.L.C. Class V                                    541,284   3,540,391
    Ramirent Oyj                                             324,161   3,633,537
    Rapala VMC Oyj                                           113,258     809,285
*   Rautaruukki Oyj                                          439,221   5,471,879
    Revenio Group Oyj                                          7,363     163,941
    Saga Furs Oyj                                             11,324     446,843
#   Sanoma Oyj                                               355,701   2,395,166
    Sievi Capital P.L.C.                                     123,479     246,448
    SRV Group P.L.C.                                           9,181      48,577
    Stockmann Oyj Abp(5462371)                                43,914     628,098
#   Stockmann Oyj Abp(5462393)                               139,051   1,974,799
    Technopolis Oyj                                          384,441   2,340,260
    Teleste Oyj                                               53,559     328,125
    Tieto Oyj                                                305,721   8,366,134
    Tikkurila Oyj                                            175,018   4,343,629

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
FINLAND -- (Continued)
    Uponor Oyj                                              247,346 $  4,899,710
    Vacon P.L.C.                                             94,088    3,903,755
    Vaisala Oyj Class A                                      42,946    1,397,621
    Viking Line Abp                                          10,366      240,093
#   YIT Oyj                                                 500,865    5,151,899
                                                                    ------------
TOTAL FINLAND                                                        246,569,189
                                                                    ------------
FRANCE -- (10.8%)
    ABC Arbitrage                                            22,399      159,446
    Actia Group                                               3,198       24,382
#*  Air France-KLM                                          722,730   10,397,215
    Akka Technologies SA                                     21,419      776,083
    Albioma                                                  96,570    2,696,570
*   Alcatel-Lucent                                        4,446,911   17,635,210
    Altamir                                                  81,618    1,236,669
    Alten SA                                                 95,360    4,872,106
    Altran Technologies SA                                  676,432    7,374,660
    April                                                    76,998    1,840,531
    Assystem                                                 65,144    2,099,849
    Aubay                                                    10,285      166,909
*   Audika Groupe                                            22,298      409,027
    Aurea SA                                                  2,794       20,306
    Axway Software SA                                        29,721    1,024,790
    Bastide le Confort Medical                                1,571       33,025
#*  Beneteau SA                                             184,191    3,190,814
#*  Bigben Interactive                                       31,445      326,341
    BioMerieux                                               35,921    3,923,833
    Boiron SA                                                29,832    2,516,442
    Bonduelle SCA                                            77,754    2,255,088
#   Bongrain SA                                              34,266    2,996,119
#   Bourbon SA                                              216,060    7,129,694
*   Boursorama                                               92,227    1,544,916
*   Bull                                                    402,126    2,134,139
    Burelle SA                                                3,866    4,162,064
#   Catering International Services                           1,996       56,690
*   Cegedim SA                                               20,258      743,395
    Cegid Group                                              22,946      961,302
#*  CGG SA                                                  455,425    7,879,668
#*  Chargeurs SA                                             67,945      531,382
*   Cie des Alpes                                            22,452      504,082
    Cie Industrielle et Financiere D'Entreprises              1,200      109,824
    Ciments Francais SA                                      47,966    5,158,284
#*  Club Mediterranee SA                                    107,104    2,792,443
    Derichebourg SA                                         548,515    2,138,409
#   Devoteam SA                                              27,431      699,334
    Eiffage SA                                              155,651   11,765,972
#   Electricite de Strasbourg                                21,886    3,450,315
#   Eramet                                                    8,545    1,114,601
    Esso SA Francaise                                        11,770      644,968
    Etablissements Maurel et Prom                           419,398    7,483,020
    Euler Hermes SA                                          49,555    5,979,004
*   Euro Disney SCA                                          61,062      355,341

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Eurofins Scientific SE                                   29,921 $ 8,308,959
    Exel Industries Class A                                  10,680     938,409
    Faiveley Transport SA                                    35,342   2,911,222
*   Faurecia                                                229,733  10,340,884
    Fimalac                                                  31,490   2,682,686
#   Fleury Michon SA                                          4,694     403,870
*   GameLoft SE                                             315,552   3,135,555
    Gaumont SA                                               13,980     771,099
    GEA                                                       2,433     302,127
#*  GECI International                                       59,392          --
    Gevelot SA                                                3,584     516,619
    GL Events                                                48,302   1,216,631
#   Groupe Crit                                              24,255   1,617,917
    Groupe Eurotunnel SA                                    716,654   9,620,944
#   Groupe Flo                                               35,997     163,021
*   Groupe Fnac                                              12,200     583,492
#   Groupe Gorge                                             12,177     369,519
    Groupe Open                                              27,590     398,077
    Groupe Steria SCA                                       135,577   3,818,694
    Guerbet                                                  27,183   1,290,071
*   Haulotte Group SA                                        65,672   1,254,323
    Havas SA                                              1,237,953   9,853,127
#*  Hi-Media SA                                             173,905     504,636
#   Ingenico                                                157,666  13,758,146
    Interparfums SA                                          32,245   1,474,302
    Ipsen SA                                                147,762   6,560,639
    IPSOS                                                   159,746   6,204,625
    Jacquet Metal Service                                    55,520   1,190,248
    Korian-Medica                                           180,295   6,767,557
    L.D.C. SA                                                    19       3,506
    Lagardere SCA                                           498,840  20,906,648
    Lanson-BCC                                                8,266     484,919
    Laurent-Perrier                                          12,792   1,280,303
*   Le Noble Age                                              1,857      43,853
    Lectra                                                   94,714     998,082
    LISI                                                     17,353   2,814,514
    Maisons France Confort                                   15,380     751,289
    Manitou BF SA                                            48,911     925,327
    Manutan International                                    14,553   1,108,273
    Mersen                                                   72,883   2,333,742
    Metropole Television SA                                 236,930   5,077,819
    MGI Coutier                                               3,915     757,720
    Montupet                                                 30,887   2,556,602
    Mr Bricolage                                             30,731     613,221
#   Naturex                                                  25,746   2,259,792
#   Neopost SA                                              167,752  13,774,636
    Nexans SA                                               131,823   7,421,853
    Nexity SA                                               111,222   4,989,145
    NextRadioTV                                              12,421     415,188
    Norbert Dentressangle SA                                 20,989   3,598,272
*   NRJ Group                                                72,524     896,298
#*  Orco Property Group                                     167,788     144,813

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Orpea                                                   129,821 $ 9,443,820
#   Paris Orleans SA                                          3,127      77,752
*   Parrot SA                                                38,572   1,179,726
#*  Peugeot SA                                            1,076,690  19,049,823
*   Pierre & Vacances SA                                     24,300   1,024,552
    Plastic Omnium SA                                       324,906  11,055,037
    PSB Industries SA                                         8,438     497,567
    Rallye SA                                               106,948   5,439,720
#*  Recylex SA                                               83,164     312,812
    Remy Cointreau SA                                         4,223     371,204
    Robertet SA                                               3,167     729,679
#   Rubis SCA                                               157,540  11,217,427
    Saft Groupe SA                                          126,335   4,492,922
    Samse SA                                                  8,342   1,072,720
    Sartorius Stedim Biotech                                  8,849   1,682,026
    SEB SA                                                   61,473   5,670,336
    Seche Environnement SA                                    9,167     404,221
    Securidev SA                                              2,500     145,371
#*  Sequana SA                                               44,019     324,825
    Societe d'Edition de Canal +                            272,836   2,400,941
    Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco                                               46,150   2,587,103
    Societe Internationale de Plantations d'Heveas SA         7,778     502,254
#   Societe Marseillaise du Tunnel Prado-Carenage SA          3,148     128,360
    Societe pour l'Informatique Industrielle                 40,908     435,027
#   Societe Television Francaise 1                          567,362   9,661,040
#*  SOITEC                                                  826,614   2,497,068
#*  Solocal Group                                           630,719   1,440,021
#   Somfy SA                                                 21,738   7,550,190
#   Sopra Group SA                                           23,140   2,663,857
#*  Spir Communication SA                                     4,687      92,074
    Stallergenes SA                                             478      37,825
#*  Ste Industrielle d'Aviation Latecoere SA                 34,502     637,480
    Stef SA                                                  29,121   2,303,050
#*  Store Electronic                                         11,723     260,378
    Sword Group                                              30,562     802,538
    Synergie SA                                              71,102   2,058,006
*   Technicolor SA                                          706,408   5,281,578
    Teleperformance                                         275,593  15,805,902
    Tessi SA                                                  7,038     881,262
    TFF Group                                                 5,013     403,297
#*  Theolia SA                                              281,335     475,763
    Thermador Groupe                                         10,537   1,163,311
    Total Gabon                                               1,324     806,690
    Touax SA                                                  4,773     131,767
*   Trigano SA                                               42,749   1,184,383
*   UBISOFT Entertainment                                   459,542   8,575,838
    Union Financiere de France BQE SA                        16,679     480,710
*   Valneva SE(B9B2YX8)                                     114,605     969,499
#*  Valneva SE(B03KGM0)                                      16,357     136,814
#   Vetoquinol SA                                            10,360     565,209
    Vicat                                                    59,033   5,123,114
    VIEL & Cie SA                                           158,130     521,410

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
FRANCE -- (Continued)
#   Vilmorin & Cie SA                                      22,432 $  2,961,082
    Virbac SA                                              17,539    4,204,915
*   VM Materiaux SA                                         6,914      343,932
    Vranken-Pommery Monopole SA                            18,881      666,276
                                                                  ------------
TOTAL FRANCE                                                       465,358,980
                                                                  ------------
GERMANY -- (12.0%)
#*  AAP Implantate AG                                       1,361        5,816
*   Aareal Bank AG                                        423,110   19,232,324
    Adler Modemaerkte AG                                   37,209      607,546
*   ADVA Optical Networking SE                            189,709      851,106
#*  Air Berlin P.L.C.                                     167,708      403,899
*   Aixtron SE                                            409,853    6,525,557
*   Aligna AG                                             318,087           --
    Allgeier SE                                            26,582      636,565
    Amadeus Fire AG                                        23,218    2,019,736
    Analytik Jena AG                                        5,992      118,752
*   AS Creation Tapeten                                     7,109      322,951
    Aurubis AG                                            153,470    8,199,050
#   Balda AG                                              127,634      594,621
    Basler AG                                               1,420       69,927
    Bauer AG                                               45,945    1,193,623
    BayWa AG(5838068)                                         124        7,032
    BayWa AG(5838057)                                      59,344    3,366,352
    Bechtle AG                                             73,789    6,566,281
    Bertrandt AG                                           24,117    3,653,360
    Bijou Brigitte AG                                      19,079    1,857,460
    Bilfinger SE                                              290       34,575
#   Biotest AG                                             20,784    2,564,295
*   BKN International AG                                   33,408           --
    Borussia Dortmund GmbH & Co. KGaA                     274,295    1,430,481
#   CANCOM SE                                              63,917    2,818,357
    Carl Zeiss Meditec AG                                 102,720    3,127,461
    CAT Oil AG                                             83,051    1,742,474
    Celesio AG                                            212,397    7,381,720
    CENIT AG                                               37,037      611,384
    CENTROTEC Sustainable AG                               43,285    1,107,933
    Cewe Stiftung & Co. KGAA                               22,058    1,737,966
*   Colonia Real Estate AG                                 16,334      100,843
    Comdirect Bank AG                                     179,407    2,068,167
#   CompuGroup Medical AG                                  62,401    1,664,415
*   Constantin Medien AG                                  351,622      726,461
    CropEnergies AG                                       111,540      731,678
#   CTS Eventim AG                                        106,100    6,758,364
    DAB Bank AG                                           130,043      704,113
    Data Modul AG                                          11,455      312,279
    DEAG Deutsche Entertainment AG                          2,648       20,891
#   Delticom AG                                            25,992    1,237,670
*   Deufol SE                                              76,487       96,036
    Deutsche Beteiligungs AG                               29,148      785,316
#   Deutsche Wohnen AG(B0YZ0Z5)                           837,032   17,968,901
*   Deutsche Wohnen AG(BFLR888)                           436,450    9,143,172

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
*   Deutz AG                                                440,031 $ 3,679,534
*   Dialog Semiconductor P.L.C.                             310,004   7,853,131
    DIC Asset AG                                             13,115     129,267
    DMG MORI SEIKI AG                                       308,295   9,714,819
    Dr Hoenle AG                                             21,610     421,843
    Draegerwerk AG & Co. KGaA                                 6,249     641,749
    Drillisch AG                                            228,312   8,524,764
#   Duerr AG                                                116,560   9,222,898
    Eckert & Ziegler AG                                      17,884     621,466
    Elmos Semiconductor AG                                   49,157     990,280
    ElringKlinger AG                                        151,212   6,104,896
    Erlus AG                                                  2,970     210,217
#   Euromicron AG                                            33,718     618,109
#*  Evotec AG                                             1,165,338   5,827,558
    Fielmann AG                                              36,883   4,989,754
*   First Sensor AG                                          19,888     297,020
#*  Francotyp-Postalia Holding AG Class A                    53,729     357,738
    Freenet AG                                              498,012  17,247,703
#   Fuchs Petrolub SE                                        89,610   8,261,563
*   GAGFAH SA                                               281,532   4,452,749
#   Gerresheimer AG                                         151,437  10,280,571
#   Gerry Weber International AG                             95,222   5,029,201
    Gesco AG                                                 14,980   1,559,064
    GFK SE                                                   72,504   3,742,179
    GFT Technologies AG                                      79,714     951,999
    Grammer AG                                               59,024   3,261,928
#   Grenkeleasing AG                                         32,703   3,426,391
*   H&R AG                                                   50,783     503,974
#   Hamburger Hafen und Logistik AG                          84,770   2,055,805
#*  Hansa Group AG                                          146,815     271,069
#   Hawesko Holding AG                                       19,711   1,094,494
#*  Heidelberger Druckmaschinen AG                        1,168,180   3,705,141
#   Highlight Communications AG                              98,062     510,465
    Homag Group AG                                           25,971     758,833
    Hornbach Baumarkt AG                                        739      30,928
    Indus Holding AG                                        109,925   5,159,009
#   Init Innovation In Traffic Systems AG                    12,130     370,783
#*  Intershop Communications AG                              62,598     150,483
    Isra Vision AG                                           15,060   1,118,196
    Jenoptik AG                                             223,167   3,725,138
#*  Joyou AG                                                 18,024     310,740
#   K+S AG                                                   46,883   1,642,785
*   Kampa AG                                                  7,101         217
*   Kloeckner & Co. SE                                      520,355   7,886,561
    Koenig & Bauer AG                                        25,243     420,994
    Kontron AG                                              247,150   1,725,484
#   Krones AG                                                72,618   6,952,162
    KSB AG                                                    3,584   2,399,546
#   KUKA AG                                                 130,343   6,682,510
#   KWS Saat AG                                              16,490   5,893,746
    Leifheit AG                                              12,500     673,204
#   Leoni AG                                                160,146  11,937,205

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
    LPKF Laser & Electronics AG                           108,387 $ 2,437,772
#*  Manz AG                                                11,146   1,001,200
#*  MasterFlex SE                                          19,347     177,876
*   Mediclin AG                                           119,554     712,448
*   Medigene AG                                            23,760     158,787
    MLP AG                                                216,957   1,475,708
#   Mobotix AG                                             13,963     275,147
*   Morphosys AG                                           30,968   2,656,251
#   MTU Aero Engines AG                                   153,372  14,460,904
#   Muehlbauer Holding AG & Co. KGaA                       14,905     391,784
#   MVV Energie AG                                        114,055   3,643,390
    Nemetschek AG                                          24,668   2,147,555
    Nexus AG                                               42,453     660,091
*   Nordex SE                                             279,193   4,470,075
    Norma Group SE                                        152,537   8,005,185
    OHB AG                                                 35,659   1,006,451
*   Osram Licht AG                                          2,228     116,969
    P&I Personal & Informatik AG                           17,863   1,620,393
#*  Paion AG                                               27,833     124,163
*   Patrizia Immobilien AG                                160,052   1,892,599
    Pfeiffer Vacuum Technology AG                          43,249   5,144,478
#   PNE Wind AG                                           276,366   1,063,626
    Progress-Werk Oberkirch AG                              7,828     620,217
#   PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                              28,155     510,413
#   Puma SE                                                 7,647   2,259,098
    PVA TePla AG                                           46,019     200,163
*   QIAGEN NV                                             209,665   4,602,918
    QSC AG                                                484,191   2,491,622
#   R Stahl AG                                             15,459     917,776
#   Rational AG                                             9,600   3,066,181
#   Rheinmetall AG                                        195,657  13,034,596
    Rhoen Klinikum AG                                     500,406  16,157,728
    RIB Software AG                                        85,906   1,341,301
    SAF-Holland SA                                        223,137   3,338,628
#   Salzgitter AG                                         192,504   8,176,765
    Schaltbau Holding AG                                   21,609   1,536,099
#   Sektkellerei Schloss Wachenheim AG                      7,479     135,545
*   SER Systems AG                                          9,400          --
#   SGL Carbon SE                                         229,387   7,638,911
    SHW AG                                                 12,018     721,262
#*  Singulus Technologies AG                              236,814     774,000
    Sinner AG                                               1,089      20,426
    Sixt SE                                                81,198   3,283,247
#   SKW Stahl-Metallurgie Holding AG                       28,224     423,277
#   SMA Solar Technology AG                                51,689   2,164,393
#   SMT Scharf AG                                          18,717     461,446
    Softing AG                                             12,107     243,836
#   Software AG                                           315,948  11,900,513
*   Solarworld AG                                           1,334      59,058
    Stada Arzneimittel AG                                 298,237  13,004,803
#   STRATEC Biomedical AG                                   2,388     109,373
*   Stroeer Media AG                                      114,489   1,972,673

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
GERMANY -- (Continued)
    Surteco SE                                                2,018 $     79,495
#*  Suss Microtec AG                                         92,598      899,844
    Symrise AG                                              155,836    7,872,306
#   Syzygy AG                                                30,656      252,047
#   TAG Immobilien AG                                       455,809    5,795,139
#   Takkt AG                                                126,507    2,566,114
    Technotrans AG                                           29,535      332,429
#   Telegate AG                                              23,076      179,652
#   Tipp24 SE                                                30,567    2,205,433
#*  Tom Tailor Holding AG                                    93,383    1,816,423
#   Tomorrow Focus AG                                       118,269      682,114
#   TUI AG                                                  682,562   11,365,456
    UMS United Medical Systems International AG               3,304       53,876
#   USU Software AG                                           3,377       55,504
*   VBH Holding AG                                            9,415       36,616
*   Vereinigte BioEnergie AG                                    796        2,171
    Vossloh AG                                               37,975    3,753,404
    VTG AG                                                   49,169    1,086,936
    Wacker Chemie AG                                         12,207    1,434,939
    Wacker Neuson SE                                         85,451    1,624,440
    Washtec AG                                                5,625       96,491
    Wincor Nixdorf AG                                       143,454    9,397,419
    Wirecard AG                                             112,653    4,745,724
    XING AG                                                  11,101    1,422,299
                                                                    ------------
TOTAL GERMANY                                                        518,070,164
                                                                    ------------
GREECE -- (0.0%)
*   Alfa Alfa Energy SA                                       3,810           --
*   Alysida SA                                                2,376           --
*   Atlantic Supermarkets SA                                 34,730           --
    Autohellas SA                                             2,456       34,755
*   Babis Vovos International Construction SA                21,073           --
*   Balafas SA                                               15,200           --
*   Bank of Cyprus PCL                                    4,342,301           --
*   Elektroniki Athinon SA                                    7,497          936
*   Etma Rayon SA                                            11,242           --
*   Euromedica SA                                            13,696        6,298
*   Informatics SA                                            3,778           --
*   Ipirotiki Software & Publications SA                     22,110           --
*   Lan-Net SA                                               12,688           --
*   Neorion Holdings SA                                      14,991          487
*   Promota Hellas SA                                         8,860           --
*   T Bank SA                                               228,007           --
*   Themeliodomi SA                                          37,422           --
    Thessaloniki Port Authority SA                            2,794       97,970
                                                                    ------------
TOTAL GREECE                                                             140,446
                                                                    ------------
IRELAND -- (1.7%)
    Aer Lingus Group P.L.C.                                 752,359    1,585,773
    C&C Group P.L.C.(B010DT8)                               399,607    2,377,218
    C&C Group P.L.C.(B011Y09)                             1,058,477    6,297,644
    Dragon Oil P.L.C.                                       953,523   10,145,138

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
    FBD Holdings P.L.C.                                     125,728 $ 3,031,374
    Glanbia P.L.C.(0066950)                                 700,613  10,453,402
    Glanbia P.L.C.(4058629)                                  56,545     844,475
    IFG Group P.L.C.                                        271,865     645,901
*   Independent News & Media P.L.C.                         456,770      93,788
    Irish Continental Group P.L.C.(3333651)                  23,420     943,581
    Irish Continental Group P.L.C.(3339455)                  28,433   1,140,709
*   Kenmare Resources P.L.C.                              4,546,361     935,241
    Kingspan Group P.L.C.                                   564,338  10,635,091
    Paddy Power P.L.C.(4828974)                               6,799     524,589
    Paddy Power P.L.C.(0258810)                             175,221  13,563,627
    Smurfit Kappa Group P.L.C.                              511,812  11,401,989
                                                                    -----------
TOTAL IRELAND                                                        74,619,540
                                                                    -----------
ISRAEL -- (2.1%)
*   Africa Israel Investments, Ltd.                         455,369   1,000,072
*   Africa Israel Properties, Ltd.                           62,136   1,106,903
    Africa Israel Residences, Ltd.                              594       8,963
*   Airport City, Ltd.                                      160,481   1,640,236
*   AL-ROV Israel, Ltd.                                      17,858     754,991
    Albaad Massuot Yitzhak, Ltd.                                370       6,766
*   Allot Communications, Ltd.                               63,514     822,879
*   Alon Blue Square Israel, Ltd.                            76,012     285,107
*   Alrov Properties and Lodgings, Ltd.                      12,098     363,679
    Amot Investments, Ltd.                                  251,786     825,222
#*  AudioCodes, Ltd.                                        169,225     925,278
    Avgol Industries 1953, Ltd.                             420,938     459,560
#*  Azorim-Investment Development & Construction Co.,
      Ltd.                                                  380,820     375,196
#   Babylon, Ltd.                                           134,822     191,211
    Bayside Land Corp.                                        2,734     731,362
#   Big Shopping Centers 2004, Ltd.                           8,062     342,534
*   Bio-cell, Ltd.                                           15,003     106,858
#*  BioLine RX, Ltd.                                        596,298     121,380
    Blue Square Real Estate, Ltd.                             5,096     204,957
*   Brainsway, Ltd.                                          18,441     303,956
#   Cellcom Israel, Ltd.                                    246,360   3,123,387
*   Ceragon Networks, Ltd.                                   77,319     205,517
#*  Clal Biotechnology Industries, Ltd.                     174,162     512,054
    Clal Insurance Enterprises Holdings, Ltd.                88,615   1,732,012
*   Cohen Development & Industrial Buildings, Ltd.            1,348      46,742
*   Compugen, Ltd.                                          137,385   1,264,038
    Delek Automotive Systems, Ltd.                          145,079   1,468,044
#   Delta-Galil Industries, Ltd.                             47,407   1,452,996
    Direct Insurance Financial Investments, Ltd.             43,295     264,125
*   El Al Israel Airlines                                    77,144      16,408
    Elbit Systems, Ltd.                                      75,813   4,475,272
*   Electra Real Estate, Ltd.                                 6,881      21,234
    Electra, Ltd.                                             7,447   1,077,501
*   Elron Electronic Industries, Ltd.                        62,094     610,489
*   Equital, Ltd.                                             3,197      53,475
*   Evogene, Ltd.                                            61,494   1,081,499
#*  EZchip Semiconductor, Ltd.                              115,238   2,762,173

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
    First International Bank Of Israel, Ltd.                 98,118 $ 1,582,500
    FMS Enterprises Migun, Ltd.                              10,227     123,843
#   Formula Systems 1985, Ltd.                               36,549   1,107,075
#   Fox Wizel, Ltd.                                          14,609     402,043
    Frutarom Industries, Ltd.                               174,875   4,199,376
#*  Gilat Satellite Networks, Ltd.                          101,405     486,333
    Golf & Co., Ltd.                                         74,605     270,748
*   Hadera Paper, Ltd.                                       10,176     508,138
    Harel Insurance Investments & Financial Services,
      Ltd.                                                  474,019   2,705,819
#   Industrial Buildings Corp.                              347,656     728,403
*   Israel Discount Bank, Ltd. Class A                    2,805,708   5,016,459
    Israel Land Development Co., Ltd. (The)                  22,310     104,536
    Ituran Location and Control, Ltd.                        87,477   2,110,336
*   Jerusalem Oil Exploration                                39,888   1,718,209
#*  Kamada, Ltd.                                            123,192   1,789,385
    Kerur Holdings, Ltd.                                      2,133      43,482
    Maabarot Products, Ltd.                                  21,999     281,601
    Magic Software Enterprises, Ltd.                         78,574     632,942
    Matrix IT, Ltd.                                         182,457   1,124,203
    Maytronics, Ltd.                                          6,672      14,591
#*  Mazor Robotics, Ltd.                                    148,198   1,345,686
    Meitav DS Investments, Ltd.                              38,130     136,785
    Melisron, Ltd.                                           52,829   1,408,221
    Menorah Mivtachim Holdings, Ltd.                        120,564   1,448,242
    Migdal Insurance & Financial Holding, Ltd.            1,213,664   1,988,012
    Mivtach Shamir Holdings, Ltd.                            22,367     737,834
*   Naphtha Israel Petroleum Corp., Ltd.                    162,058   1,214,370
    Neto ME Holdings, Ltd.                                    5,411     302,186
*   Nitsba Holdings 1995, Ltd.                              129,055   1,979,940
*   Nova Measuring Instruments, Ltd.                         90,704     935,182
*   Oil Refineries, Ltd.                                  4,941,609   1,377,294
    Ormat Industries                                        293,852   2,190,293
    Osem Investments, Ltd.                                   66,533   1,580,045
#*  Partner Communications Co., Ltd.                        392,298   3,512,791
    Paz Oil Co., Ltd.                                        20,326   3,175,907
*   Perion Network, Ltd.                                     16,455     174,282
    Phoenix Holdings, Ltd. (The)                            245,951     913,898
    Plasson Industries, Ltd.                                 13,073     553,993
#   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.     33,735   1,747,188
*   Sapiens International Corp. NV                           25,045     194,543
    Shikun & Binui, Ltd.                                    929,458   2,421,035
    Shufersal, Ltd.                                         381,641   1,426,208
*   Space Communication, Ltd.                                17,611     329,038
    Strauss Group, Ltd.                                     128,977   2,334,344
*   Summit Real Estate Holdings, Ltd.                         6,712      25,679
#*  Tower Semiconductor, Ltd.                               126,903     987,569
*   Union Bank of Israel                                    130,630     612,165
                                                                    -----------
TOTAL ISRAEL                                                         90,746,828
                                                                    -----------
ITALY -- (8.5%)
#   A2A SpA                                               4,407,721   5,393,736
    ACEA SpA                                                280,731   4,028,610

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
ITALY -- (Continued)
#*  Acotel Group SpA                                           3,478 $    98,819
    Aeroporto di Firenze SpA                                  17,390     322,600
    Aeroporto di Venezia Marco Polo SpA - SAVE                75,847   1,434,545
    Alerion Cleanpower SpA                                    92,062     474,078
    Amplifon SpA                                             350,657   2,289,926
    Ansaldo STS SpA                                          481,426   5,351,974
#*  Arnoldo Mondadori Editore SpA                            521,400     964,730
    Ascopiave SpA                                            194,134     622,609
    Astaldi SpA                                              258,925   2,805,946
    Atlantia SpA                                              99,543   2,593,000
*   Autogrill SpA                                            492,715   4,729,707
    Azimut Holding SpA                                       491,069  15,330,070
#*  Banca Carige SpA                                       3,160,296   2,336,084
#   Banca Finnat Euramerica SpA                              637,043     460,431
    Banca Generali SpA                                       218,305   6,871,643
    Banca IFIS SpA                                           102,347   2,209,932
#*  Banca Monte dei Paschi di Siena SpA                    8,733,630   2,918,961
*   Banca Popolare dell'Emilia Romagna SC                  1,449,109  16,703,718
#*  Banca Popolare dell'Etruria e del Lazio                  823,916     958,598
#*  Banca Popolare di Milano SCRL                         13,321,904  13,472,478
#   Banca Popolare di Sondrio SCRL                         1,200,453   8,621,453
    Banca Profilo SpA                                        964,900     569,965
    Banco di Desio e della Brianza SpA                       232,296   1,053,034
#*  Banco Popolare SC                                      1,398,450  28,900,941
*   BasicNet SpA                                             128,628     428,724
#*  Beghelli SpA                                             403,187     272,630
*   Biesse SpA                                                54,004     483,913
    Brembo SpA                                               162,145   5,992,728
#*  Brioschi Sviluppo Immobiliare SpA                        174,780      28,711
#   Brunello Cucinelli SpA                                    68,381   1,967,936
#   Buzzi Unicem SpA                                         320,417   5,684,298
    Cairo Communication SpA                                  113,404     984,564
*   Caltagirone Editore SpA                                    6,277      11,619
#*  Carraro SpA                                              113,633     492,926
    Cembre SpA                                                40,330     642,480
    Cementir Holding SpA                                     336,239   3,203,598
*   CIR-Compagnie Industriali Riunite SpA                  1,837,842   2,833,738
    Credito Bergamasco SpA                                   129,374   3,698,688
    Credito Emiliano SpA                                     376,390   3,858,438
#*  Credito Valtellinese SCRL                              2,045,457   4,883,246
#   d'Amico International Shipping SA                        491,250     448,104
    Danieli & C Officine Meccaniche SpA                       58,967   2,117,810
    Datalogic SpA                                             65,558     870,467
    Davide Campari-Milano SpA                                716,437   6,227,729
    De'Longhi SpA                                            275,556   5,989,236
*   DeA Capital SpA                                          241,155     448,570
*   Delclima                                                 238,104     507,913
#   DiaSorin SpA                                              92,848   3,831,082
    Ei Towers SpA                                             39,294   2,235,582
    El.En. SpA                                                 2,255      72,126
    Elica SpA                                                  4,665      12,623
    Engineering SpA                                           20,358   1,418,745

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    ERG SpA                                                 242,145 $ 4,181,986
    Esprinet SpA                                            124,948   1,366,080
#*  Eurotech SpA                                            122,818     415,297
*   Falck Renewables SpA                                    518,528     989,722
*   Fiera Milano SpA                                          2,143      21,904
*   Finmeccanica SpA                                      1,838,316  17,012,572
    FNM SpA                                                 344,562     315,186
    Gas Plus SpA                                             14,596      97,137
#   Geox SpA                                                343,770   1,496,125
*   Gruppo Editoriale L'Espresso SpA                        670,242   1,547,535
    Gruppo MutuiOnline SpA                                   51,809     374,093
    Gtech Spa                                               208,797   6,128,639
    Hera SpA                                              2,996,036   8,828,874
*   IMMSI SpA                                               743,533     793,781
    Indesit Co. SpA                                         185,473   2,648,690
    Industria Macchine Automatiche SpA                       58,626   2,882,955
*   Intek Group SpA                                       1,654,192   1,071,066
    Interpump Group SpA                                     317,190   4,497,087
    Iren SpA                                              2,070,565   3,518,365
    Italcementi SpA                                         308,441   3,747,281
*   Italmobiliare SpA                                        46,873   2,131,092
*   Juventus Football Club SpA                            1,587,772     542,473
    La Doria SpA                                             16,790     143,162
*   Landi Renzo SpA                                         203,171     388,134
#*  Maire Tecnimont SpA                                     460,257   1,678,841
    MARR SpA                                                157,876   3,057,696
*   Mediaset SpA                                          2,027,009  11,217,809
    Nice SpA                                                 41,141     182,221
#   Piaggio & C SpA                                         736,724   3,048,174
*   Pininfarina SpA                                          32,677     193,129
*   Poltrona Frau SpA                                       238,473     978,935
#*  Prelios SpA                                             686,861     609,232
*   Prima Industrie SpA                                       5,062      98,099
    Prysmian SpA                                            364,872   9,502,985
#*  RCS MediaGroup SpA                                      181,313     416,838
#   Recordati SpA                                           408,182   7,145,299
#*  Reno de Medici SpA                                      230,093      99,086
    Reply SpA                                                18,077   1,633,468
#*  Retelit SpA                                             410,894     398,518
*   Richard-Ginori 1735 SpA                                   8,489          --
    Sabaf SpA                                                24,109     516,913
    SAES Getters SpA                                         30,068     347,668
*   Safilo Group SpA                                        149,871   3,422,587
#   Salini Impregilo SpA                                     98,452     628,929
#*  Saras SpA                                               946,607   1,642,405
    Servizi Italia SpA                                       34,833     257,813
#*  Snai SpA                                                117,457     358,900
    Societa Cattolica di Assicurazioni SCRL                 197,763   4,891,244
    Societa Iniziative Autostradali e Servizi SpA           244,650   2,909,260
#   Societa per la Bonifica dei Terreni Ferraresi e
      Imprese Agricole SpA                                   10,867     447,504
*   Sogefi SpA                                              220,168   1,399,312
    SOL SpA                                                 166,511   1,394,596

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
ITALY -- (Continued)
*   Sorin SpA                                             1,208,532 $  3,688,888
    Tamburi Investment Partners SpA                          37,478      141,191
#*  Telecom Italia Media SpA                                189,370       34,588
*   Tiscali SpA                                           3,467,783      355,011
    Tod's SpA                                                23,353    3,272,507
    Trevi Finanziaria Industriale SpA                       154,707    1,784,235
    TXT e-solutions SpA                                      15,342      205,197
*   Uni Land SpA                                             51,835           --
    Unione di Banche Italiane SCPA                          937,261    8,946,617
    Unipol Gruppo Finanziario SpA                           970,174    7,027,857
*   UnipolSai SpA                                         2,661,624    9,793,604
    Vianini Lavori SpA                                      175,180    1,506,465
    Vittoria Assicurazioni SpA                              121,346    1,782,749
*   World Duty Free SpA                                     492,715    6,619,330
*   Yoox SpA                                                183,930    6,604,876
    Zignago Vetro SpA                                       132,100    1,087,606
                                                                    ------------
TOTAL ITALY                                                          367,633,230
                                                                    ------------
NETHERLANDS -- (5.0%)
    Aalberts Industries NV                                  480,720   16,013,637
#   Accell Group                                            104,121    2,069,265
*   AFC Ajax NV                                              18,134      231,468
#*  AMG Advanced Metallurgical Group NV                     160,659    1,616,041
#   Amsterdam Commodities NV                                 81,787    2,032,719
*   APERAM                                                  262,538    6,830,866
#   Arcadis NV                                              301,048   10,699,875
    ASM International NV                                    238,444   10,435,116
*   Atag Group NV                                             4,630           --
#*  Ballast Nedam NV                                          8,076      103,764
#   BE Semiconductor Industries NV                          164,367    2,804,798
    Beter Bed Holding NV                                     92,587    2,188,112
    BinckBank NV                                            319,629    3,611,468
    Brunel International NV                                  53,003    3,590,501
    Corbion NV                                              197,494    4,580,409
    Delta Lloyd NV                                          982,406   25,854,916
    DOCdata NV                                               22,463      547,520
    Exact Holding NV                                         73,229    2,582,622
    Fugro NV                                                187,058   12,395,329
*   Galapagos NV                                            124,368    2,691,653
#*  Grontmij                                                313,343    1,676,614
#   Heijmans NV                                             107,655    1,931,322
    Hunter Douglas NV                                         8,819      442,927
    KAS Bank NV                                              70,897    1,047,445
    Kendrion NV                                              47,347    1,612,703
#   Koninklijke BAM Groep NV                              1,376,686    7,464,699
    Koninklijke Ten Cate NV                                 147,968    4,408,559
    Koninklijke Wessanen NV                                 423,423    2,501,610
#*  Macintosh Retail Group NV                                53,398      580,338
    Nederland Apparatenfabriek                               28,810    1,280,716
    Nutreco NV                                              359,256   16,724,497
#*  Ordina NV                                               414,015    1,196,928
*   PostNL NV                                             2,402,055   10,557,793

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
NETHERLANDS -- (Continued)
#*  Royal Imtech NV                                         841,253 $  1,640,141
*   SBM Offshore NV                                         962,257   17,613,428
    Sligro Food Group NV                                    105,780    4,427,272
#*  SNS Reaal NV                                            705,718           --
    Telegraaf Media Groep NV                                175,800    1,651,363
    TKH Group NV                                            184,381    6,425,866
    TNT Express NV                                        1,068,379    9,627,741
#*  TomTom NV                                               562,433    3,987,996
    USG People NV                                           389,997    6,747,523
*   Van Lanschot NV                                           4,807      125,595
                                                                    ------------
TOTAL NETHERLANDS                                                    214,553,155
                                                                    ------------
NORWAY -- (2.7%)
#   ABG Sundal Collier Holding ASA                        1,233,421    1,144,832
#   AF Gruppen ASA                                            2,718       35,089
#*  Agasti Holding ASA                                      154,905       34,648
#   Aker ASA Class A                                          1,221       41,372
#*  American Shipping ASA                                   164,255    1,237,022
*   Archer, Ltd.                                          1,090,830    1,487,872
    Arendals Fossekompani A.S.                                   90       24,679
#   Atea ASA                                                312,408    3,590,857
    Austevoll Seafood ASA                                   364,953    2,364,041
    Bakkafrost P/F                                          143,413    2,245,826
#*  Bionor Pharma ASA                                       529,166      176,516
*   Biotec Pharmacon ASA                                      9,412       27,734
    Bonheur ASA                                              68,100    1,324,099
    BW Offshore, Ltd.                                     1,547,023    2,023,145
*   BWG Homes ASA                                           346,255      682,070
#   Cermaq ASA                                              285,677    3,376,660
*   Deep Sea Supply P.L.C.                                  373,810      557,634
#*  Det Norske Oljeselskap ASA                              234,729    2,566,921
*   DNO International ASA                                 3,792,519   13,171,371
*   DOF ASA                                                 203,869      937,728
*   Dolphin Group A.S.                                      843,650      822,587
    Ekornes ASA                                             112,551    1,780,899
#*  Electromagnetic GeoServices A.S.                        680,932      815,322
#   Eltek ASA                                             1,292,456    1,773,477
    Evry ASA                                                267,383      462,060
    Farstad Shipping ASA                                     65,666    1,352,685
    Fred Olsen Energy ASA                                    17,797      567,705
#*  Frontline, Ltd.                                         271,149      884,938
    Ganger Rolf ASA                                          58,809    1,098,447
#   Golden Ocean Group, Ltd.                              1,351,910    2,397,468
*   Grieg Seafood ASA                                       154,146      628,694
*   Havila Shipping ASA                                      22,400      130,090
#   Hexagon Composites ASA                                  219,760    1,364,263
*   Hoegh LNG Holdings, Ltd.                                151,182    1,476,588
*   Hurtigruten ASA                                         915,208      676,718
#*  InterOil Exploration and Production ASA                 894,130      156,763
*   Kongsberg Automotive Holding ASA                      1,953,294    1,963,656
    Kvaerner ASA                                            807,447    1,617,372
    Leroy Seafood Group ASA                                  83,018    2,940,335

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
NORWAY -- (Continued)
#*  Nordic Semiconductor ASA                                 580,280 $  3,255,637
*   Norske Skogindustrier ASA                                660,997      501,142
    Northern Offshore, Ltd.                                  350,656      540,253
#*  Norwegian Air Shuttle A.S.                               130,053    5,177,617
*   Norwegian Energy Co. ASA                                 264,650        7,573
#*  Odfjell SE Class A                                       138,810      693,879
    Olav Thon Eiendomsselskap ASA                             12,852    2,374,412
    Opera Software ASA                                       372,883    4,819,888
*   Panoro Energy ASA                                      1,045,821      584,656
#   Petroleum Geo-Services ASA                                30,641      369,950
*   PhotoCure ASA                                             52,582      222,601
    Prosafe SE                                               795,270    7,009,472
*   Q-Free ASA                                               143,444      355,783
#*  REC Silicon ASA                                        8,331,075    4,659,935
*   REC Solar ASA                                            138,239    2,087,727
*   Salmar ASA                                                92,697    1,341,822
*   Sevan Drilling A.S.                                    1,103,557      584,147
*   Sevan Marine ASA                                         129,032      516,849
*   Siem Offshore, Inc.                                      606,183      917,519
    Solstad Offshore ASA                                      64,644    1,190,096
*   Songa Offshore                                           845,806      347,836
    SpareBank 1 SMN                                          145,274    1,290,156
#   SpareBank 1 SR Bank ASA                                  153,761    1,491,341
    Stolt-Nielsen, Ltd.                                       76,704    2,073,877
*   Storebrand ASA                                           319,415    1,792,992
#   Tomra Systems ASA                                        669,803    6,232,418
    TTS Group ASA                                            180,762      197,852
#   Veidekke ASA                                             336,593    3,611,169
#   Wilh Wilhelmsen ASA                                      138,972    1,345,139
#   Wilh Wilhelmsen Holding ASA Class A                       65,996    2,093,851
                                                                     ------------
TOTAL NORWAY                                                          117,647,772
                                                                     ------------
PORTUGAL -- (1.7%)
    Altri SGPS SA                                            597,102    2,029,165
#*  Banco BPI SA                                           2,123,556    5,450,638
#*  Banco Comercial Portugues SA                          44,641,579   13,566,339
*   Banco Espirito Santo SA                                4,777,921    8,469,023
#   Corticeira Amorim SGPS SA                                207,426      887,306
*   EDP Renovaveis SA                                        366,811    2,515,457
    Ibersol SGPS SA                                           20,401      245,491
#*  Impresa SGPS SA                                          187,798      473,065
    Mota-Engil SGPS SA                                       363,210    2,780,414
    Novabase SGPS SA                                          65,729      362,010
    Portucel SA                                              895,166    4,244,491
#   Portugal Telecom SGPS SA                               1,886,010    7,835,754
#   REN - Redes Energeticas Nacionais SGPS SA                914,989    3,441,173
    Semapa-Sociedade de Investimento e Gestao                315,847    4,734,761
    Sonae                                                  4,329,208    8,144,340
#*  Sonae Capital SGPS SA                                     57,619       37,252
*   Sonae Industria SGPS SA                                  443,755      376,394
*   Sumol + Compal SA                                         67,967      107,846
    Teixeira Duarte SA                                       734,737    1,130,336

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
PORTUGAL -- (Continued)
    ZON Optimus SGPS SA                                   1,060,020 $ 7,668,580
                                                                    -----------
TOTAL PORTUGAL                                                       74,499,835
                                                                    -----------
SPAIN -- (5.1%)
*   Abengoa SA(BLM7FQ6)                                       5,120      28,498
*   Abengoa SA(BLM7FS8)                                      28,146     125,385
    Abengoa SA(7174823)                                     199,714   1,111,186
#   Abengoa SA Class B                                      930,983   4,144,967
#   Acciona SA                                              104,622   8,510,559
#   Acerinox SA                                             460,110   8,045,805
    Adveo Group International SA                             53,002   1,261,774
#   Almirall SA                                             253,294   4,242,380
*   Atresmedia Corp de Medios de Comunicaion SA             312,481   4,496,312
*   Azkoyen SA                                               64,022     227,446
    Bankinter SA                                          1,451,934  11,116,681
*   Baron de Ley                                             13,910   1,463,459
#   Bolsas y Mercados Espanoles SA                          342,685  14,929,199
#*  Caja de Ahorros del Mediterraneo                        116,412          --
*   Campofrio Food Group SA                                 107,600   1,029,798
#*  Cementos Portland Valderrivas SA                         53,170     544,010
    Cie Automotive SA                                       141,536   1,802,541
    Construcciones y Auxiliar de Ferrocarriles SA             7,909   3,788,254
*   Deoleo SA                                             2,677,780   1,468,397
    Dinamia Capital Privado Sociedad de Capital Riesgo SA    20,438     224,415
#   Duro Felguera SA                                        251,747   1,717,630
    Ebro Foods SA                                           378,733   8,726,924
#   Elecnor SA                                              198,254   2,849,760
    Ence Energia y Celulosa SA                              962,189   2,834,007
#*  Ercros SA                                               483,625     322,668
    Faes Farma SA                                         1,245,416   3,858,960
    Fluidra SA                                              160,834     730,906
#*  Fomento de Construcciones y Contratas SA                217,082   4,788,594
*   Gamesa Corp. Tecnologica SA                           1,113,758  11,070,558
#   Grupo Catalana Occidente SA                             201,217   7,873,230
#*  Grupo Ezentis SA                                        498,747     816,966
    Iberpapel Gestion SA                                     26,401     518,884
#   Indra Sistemas SA                                       488,878   9,182,116
#*  Inmobiliaria Colonial SA                                108,920     101,423
*   Inmobiliaria del Sur SA                                   2,902      39,997
*   Jazztel P.L.C.                                        1,044,478  16,041,093
    Laboratorios Farmaceuticos Rovi SA                       70,934     972,003
#*  Mediaset Espana Comunicacion SA                         794,399   8,815,048
#   Melia Hotels International SA                           232,123   2,936,365
    Miquel y Costas & Miquel SA                              37,628   1,568,886
#*  Natra SA                                                160,272     422,598
*   NH Hoteles SA                                           542,107   3,463,441
#   Obrascon Huarte Lain SA                                 193,959   8,992,138
    Papeles y Cartones de Europa SA                         232,611   1,286,891
*   Pescanova SA                                             68,547          --
    Prim SA                                                  39,424     329,011
#*  Promotora de Informaciones SA Class A                 2,186,328   1,221,045
    Prosegur Cia de Seguridad SA                            875,740   5,863,936

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SPAIN -- (Continued)
#*  Quabit Inmobiliaria SA                                1,005,493 $    178,747
*   Realia Business SA                                      408,451      755,119
#*  Sacyr SA                                              1,283,635    8,454,534
*   Sociedad Nacional de Industrias Apicaciones Celulosa
      Espanola SA                                            75,494        7,751
#*  Solaria Energia y Medio Ambiente SA                     185,092      319,540
#   Tecnicas Reunidas SA                                    140,774    8,479,343
*   Telecomunicaciones y Energia                            146,125      350,845
#   Tubacex SA                                              520,966    2,554,855
    Tubos Reunidos SA                                       495,225    1,534,314
    Vidrala SA                                               77,869    4,121,587
#   Viscofan SA                                             213,526   11,126,944
*   Vocento SA                                              219,517      707,204
*   Zeltia SA                                               888,495    3,351,856
                                                                    ------------
TOTAL SPAIN                                                          217,848,783
                                                                    ------------
SWEDEN -- (8.8%)
    AarhusKarlshamn AB                                      115,202    7,714,298
    Acando AB                                               282,290      652,645
    AddNode Group AB                                         22,737      155,494
    AddTech AB Class B                                      263,102    4,033,427
    AF AB Class B                                           138,545    5,031,485
#*  Arise AB                                                 36,861      148,513
    Atrium Ljungberg AB Class B                              31,990      507,252
#   Avanza Bank Holding AB                                   69,072    2,593,155
    Axfood AB                                                94,702    5,046,425
#   Axis Communications AB                                  192,280    5,733,472
    B&B Tools AB Class B                                    107,878    1,979,545
#*  BE Group AB                                             215,340      419,493
#   Beijer AB G&L Class B                                    64,437    1,310,725
    Beijer Alma AB                                           91,817    2,596,751
    Beijer Electronics AB                                    55,826      544,625
    Betsson AB                                              152,884    5,589,159
    Bilia AB Class A                                        113,425    3,766,093
    BillerudKorsnas AB                                      689,767   10,080,472
    BioGaia AB Class B                                       61,692    1,853,906
#   Biotage AB                                              189,388      339,291
#   Bjoern Borg AB(BLP5VH0)                                  86,437      334,810
#*  Bjoern Borg AB(B8ZRVS6)                                  86,437       19,807
#   Bure Equity AB                                          326,825    1,443,368
    Byggmax Group AB                                        157,202    1,317,087
    Castellum AB                                            752,681   12,835,253
    Catena AB                                                55,547      918,341
#   Cavotec SA                                               16,457       78,353
#*  CDON Group AB                                            43,314      177,112
#   Clas Ohlson AB Class B                                  180,273    3,998,447
*   Cloetta AB Class B                                      324,318    1,071,352
#   Concentric AB                                           202,603    2,866,535
*   Concordia Maritime AB Class B                            78,854      161,825
#   Connecta AB                                              40,724      241,073
    Corem Property Group AB Class B                           2,226        8,555
*   CyberCom Group AB                                       385,158      160,133
#   Dios Fastigheter AB                                     171,208    1,390,729

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Doro AB                                                  94,731 $   619,372
    Duni AB                                                 174,631   2,917,018
#*  East Capital Explorer AB                                 47,726     383,300
#   Enea AB                                                  63,008     607,448
*   Eniro AB                                                447,545   3,581,024
    Fabege AB                                               590,552   8,296,014
#   Fagerhult AB                                             18,323     908,890
*   Fastighets AB Balder                                    279,717   3,588,537
    Fenix Outdoor AB                                          7,406     420,013
#   FinnvedenBulten AB                                       53,182     616,566
    Gunnebo AB                                              206,334   1,177,618
#   Haldex AB                                               226,180   2,901,231
    Heba Fastighets AB Class B                               43,722     573,101
    Hexpol AB                                               115,947  10,985,833
#   HIQ International AB(BLNMLM8)                           260,002   1,579,591
#*  HIQ International AB(B97F1H4)                           260,002     103,566
    HMS Networks AB                                           7,040     154,715
    Holmen AB Class B                                       273,916   9,681,018
    Hufvudstaden AB Class A                                 189,483   2,777,939
    Husqvarna AB Class A                                     37,223     308,081
    Husqvarna AB Class B                                  1,703,432  14,222,953
    ICA Gruppen AB                                           24,928     838,482
    Industrial & Financial Systems Class B                   89,522   2,568,061
#   Indutrade AB                                             66,548   2,895,946
#   Intrum Justitia AB                                      348,185  10,094,356
#   JM AB                                                   372,482  12,656,896
*   KappAhl AB                                              277,470   1,702,690
#*  Karolinska Development AB Class B                        90,079     344,538
    Klovern AB                                              387,861   2,132,976
#   KNOW IT AB                                               75,523     801,728
#   Kungsleden AB                                           697,243   5,695,104
    Lagercrantz AB Class B                                   79,921   1,609,750
*   Lindab International AB                                 330,563   4,121,076
    Loomis AB Class B                                       318,925   8,699,409
    Meda AB Class A                                         976,572  17,553,824
#*  Medivir AB Class B                                      157,903   2,802,956
#   Mekonomen AB                                             96,226   2,582,063
*   Micronic Mydata AB                                      390,070   1,108,844
#   Modern Times Group AB Class B                           248,542  11,089,250
    MQ Holding AB                                            90,336     373,417
    NCC AB Class A                                           24,456     870,708
    NCC AB Class B                                          373,389  13,081,870
    Nederman Holding AB                                       3,680      94,917
*   Net Entertainment AB                                    151,050      69,692
*   Net Entertainment AB B Shares                           151,050   3,635,589
*   Net Insight AB Class B                                1,189,130     329,259
    New Wave Group AB Class B                               205,564   1,398,181
#   Nibe Industrier AB Class B                              362,119  10,167,670
    Nobia AB                                                666,139   6,063,692
#   Nolato AB Class B                                       105,172   2,401,470
#   Nordnet AB Class B                                      401,993   1,978,463
#   OEM International AB Class B                             45,688     831,440

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SWEDEN -- (Continued)
*   Orexo AB                                                 10,057 $    163,282
#   Oriflame Cosmetics SA                                   117,418    3,006,723
#*  PA Resources AB                                          35,211       36,930
    Peab AB                                                 752,981    5,830,174
#*  Pricer AB Class B                                       452,718      409,821
    Proact IT Group AB                                       41,297      555,604
    Proffice AB Class B                                     262,115      955,626
#   Ratos AB Class B                                        880,217    8,979,592
#   ReadSoft AB Class B                                      87,941      236,780
#*  Rezidor Hotel Group AB                                  355,824    2,205,111
#*  rnb Retail and Brands AB                                 48,828       98,515
    Saab AB Class B                                         256,897    7,893,915
    Sagax AB Class B                                         48,648      232,457
#*  SAS AB                                                  643,871    1,384,654
    Sectra AB                                                34,851      417,254
    Securitas AB Class B                                    938,366   11,343,567
#   Semcon AB                                                85,074      918,822
    SkiStar AB                                              104,766    1,383,160
#*  SSAB AB Class A                                         834,811    7,288,566
#*  SSAB AB Class B                                         352,706    2,668,362
#   Sweco AB Class B                                        184,680    2,881,558
*   Swedish Orphan Biovitrum AB                             612,905    6,739,764
    Swedol AB Class B                                        37,176      125,728
    Systemair AB                                             29,872      486,808
*   TradeDoubler AB                                         202,211      451,200
*   Transcom WorldWide SA                                 1,397,448      310,355
#   Transmode AB                                             76,041    1,014,865
#   Trelleborg AB Class B                                   296,189    6,337,414
#   Tribona AB                                               65,020      370,425
    Unibet Group P.L.C.                                     135,490    7,298,906
    Uniflex AB                                               12,408       54,714
    VBG Group AB Class B                                        137        3,176
    Vitrolife AB                                             60,303    1,062,154
#   Wallenstam AB Class B                                   399,066    6,550,609
#   Wihlborgs Fastigheter AB                                289,738    5,586,141
                                                                    ------------
TOTAL SWEDEN                                                         379,399,883
                                                                    ------------
SWITZERLAND -- (10.4%)
*   Advanced Digital Broadcast Holdings SA                    2,179       34,411
    AFG Arbonia-Forster Holding AG                           79,104    2,637,037
    Allreal Holding AG                                       52,059    7,341,380
    Alpiq Holding AG                                          4,430      543,624
    ALSO Holding AG                                          16,195      925,308
    ams AG                                                   39,077    5,891,736
    APG SGA SA                                                7,504    2,579,556
    Ascom Holding AG                                        183,217    3,408,419
    Autoneum Holding AG                                      16,853    3,575,378
#   Bachem Holding AG Class B                                24,136    1,362,868
    Bank Coop AG                                             31,671    1,548,775
    Banque Cantonale de Geneve                                4,098    1,046,923
    Banque Cantonale du Jura                                  4,442      330,482
    Banque Cantonale Vaudoise                                 4,529    2,688,354

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Banque Privee Edmond de Rothschild SA                     157 $ 2,892,823
*   Basilea Pharmaceutica                                   1,346     141,031
#   Basler Kantonalbank                                     4,757     411,214
#   Belimo Holding AG                                       1,903   5,360,043
    Bell AG                                                   363     997,789
#   Bellevue Group AG                                      28,459     432,238
#   Berner Kantonalbank AG                                 23,232   5,699,568
    BKW AG                                                 39,384   1,446,878
*   Bobst Group SA                                         45,114   2,296,256
    Bossard Holding AG Class A                             30,406   4,188,280
    Bucher Industries AG                                   33,342  10,860,337
    Burckhardt Compression Holding AG                       9,520   4,934,385
    Burkhalter Holding AG                                  16,013   1,510,845
    Calida Holding AG                                      16,387     688,923
    Carlo Gavazzi Holding AG                                1,334     347,075
    Cham Paper Holding AG                                   1,836     516,616
*   Charles Voegele Holding AG                             43,316     713,180
    Cicor Technologies                                      5,893     239,462
    Cie Financiere Tradition SA                             9,139     497,506
    Clariant AG                                           425,521   8,391,234
    Coltene Holding AG                                     16,093   1,038,778
    Conzzeta AG                                             1,345   5,321,576
    Cosmo Pharmaceuticals SpA                               1,287     174,156
    Daetwyler Holding AG                                   29,754   4,704,546
#   DKSH Holding AG                                        11,453     945,163
*   Dufry AG                                               89,373  14,790,930
#   EFG International AG                                  242,627   3,074,337
*   Elma Electronic AG                                        267     121,660
    Emmi AG                                                13,244   4,859,560
#   Energiedienst Holding AG                               71,249   2,581,793
*   Evolva Holding SA                                     154,124     233,418
    Flughafen Zuerich AG                                   18,960  11,961,509
    Forbo Holding AG                                        6,983   7,228,097
#   Galenica AG                                            16,866  17,174,300
    GAM Holding AG                                        806,220  14,683,775
    Gategroup Holding AG                                  118,415   3,689,679
    Georg Fischer AG                                       18,366  14,569,839
    Gurit Holding AG                                        1,837     959,779
    Helvetia Holding AG                                    27,336  13,625,582
    Huber & Suhner AG                                      50,241   2,763,643
    Implenia AG                                            65,242   4,783,990
    Inficon Holding AG                                      8,083   2,895,046
    Interroll Holding AG                                    2,559   1,592,170
    Intershop Holdings AG                                   5,592   2,161,400
#   Jungfraubahn Holding AG                                 3,095     255,347
    Kaba Holding AG Class B                                12,166   5,860,478
    Kardex AG                                              30,563   1,565,636
    Komax Holding AG                                       15,293   2,367,146
    Kudelski SA                                           201,663   3,477,902
    Kuoni Reisen Holding AG                                15,477   6,834,839
    LEM Holding SA                                          3,667   3,029,031
    Liechtensteinische Landesbank AG                       19,985     989,296

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
*   LifeWatch AG                                             27,517 $   333,120
#   Logitech International SA                               693,935   9,411,623
    Lonza Group AG                                          255,221  26,711,567
#   Luzerner Kantonalbank AG                                 17,399   7,160,077
    MCH Group AG                                              1,404     101,408
    Metall Zug AG                                               701   2,113,864
#*  Meyer Burger Technology AG                              408,473   5,050,197
    Micronas Semiconductor Holding AG                       155,041   1,380,251
*   Mobilezone Holding AG                                   142,129   1,617,714
    Mobimo Holding AG                                        27,212   5,848,565
    Nobel Biocare Holding AG                                535,961   7,476,176
    OC Oerlikon Corp. AG                                    858,856  13,681,316
*   Orascom Development Holding AG                           48,908     761,815
#*  Orell Fuessli Holding AG                                  5,198     601,355
    Orior AG                                                 22,240   1,437,090
    Panalpina Welttransport Holding AG                       40,168   6,307,786
*   Parco Industriale e Immobiliare SA                          600          --
    Phoenix Mecano AG                                         3,100   1,994,690
    PSP Swiss Property AG                                   148,327  14,256,468
    PubliGroupe AG                                            8,975   1,798,070
    Rieter Holding AG                                        16,400   3,708,389
    Romande Energie Holding SA                                2,714   3,544,209
    Schaffner Holding AG                                      2,624     769,953
*   Schmolz + Bickenbach AG                               2,540,584   3,645,012
    Schweiter Technologies AG                                 4,466   3,375,901
    Schweizerische National-Versicherungs-Gesellschaft AG    59,799   4,144,122
    Siegfried Holding AG                                     16,598   3,110,309
    St Galler Kantonalbank AG                                10,381   4,458,801
    Straumann Holding AG                                     18,524   4,110,675
    Sulzer AG                                                11,622   1,793,301
    Swiss Life Holding AG                                    36,281   8,938,754
#*  Swisslog Holding AG                                   1,022,294   1,175,259
    Swissquote Group Holding SA                              47,450   1,870,432
    Tamedia AG                                               14,891   1,962,289
    Tecan Group AG                                           23,852   2,983,076
    Temenos Group AG                                        275,630   9,882,720
#*  Tornos Holding AG                                        38,028     270,136
    U-Blox AG                                                27,034   3,309,804
    Valartis Group AG                                           936      22,860
    Valiant Holding AG                                       64,441   7,134,791
    Valora Holding AG                                        14,281   4,038,189
    Vaudoise Assurances Holding SA Class B                    4,108   1,876,934
    Verwaltungs- und Privat-Bank AG                          17,235   1,718,309
    Vetropack Holding AG                                        877   1,689,445
#*  Von Roll Holding AG                                     258,978     503,268
#   Vontobel Holding AG                                     121,104   4,746,703
    Walliser Kantonalbank                                     1,440   1,220,846
*   Walter Meier AG                                          23,690   1,279,742
*   WM Technologie, Ltd.                                     23,690     565,265
#   Ypsomed Holding AG                                        3,079     329,300
#   Zehnder Group AG                                         45,677   1,991,868
*   Zueblin Immobilien Holding AG                           261,040     510,016

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES       VALUE++
                                                           ---------- --------------
SWITZERLAND -- (Continued)
     Zug Estates Holding AG                                       505 $      679,743
     Zuger Kantonalbank AG                                        627      3,391,406
                                                                      --------------
TOTAL SWITZERLAND                                                        449,589,314
                                                                      --------------
UNITED KINGDOM -- (0.0%)
     Grafton Group P.L.C.                                      38,479        378,477
                                                                      --------------
TOTAL COMMON STOCKS                                                    3,600,904,178
                                                                      --------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
*    Intercell AG                                             254,689             --
                                                                      --------------
FRANCE -- (0.1%)
*    Peugeot SA Warrants 04/29/17                           1,076,690      2,059,874
                                                                      --------------
ISRAEL -- (0.0%)
*    Africa Israel Investments, Ltd. Rights 05/01/14           12,649         10,893
                                                                      --------------
ITALY -- (0.0%)
#*   Seat Pagine Gialle SpA Warrants 08/31/14               2,988,837             --
                                                                      --------------
PORTUGAL -- (0.0%)
*    Mota-Engil SGPS SA Rights 12/31/49                       363,210        286,655
                                                                      --------------
SPAIN -- (0.0%)
#*   Inmobiliaria Colonial SA                                 108,920        471,463
                                                                      --------------
SWEDEN -- (0.0%)
#*   East Capital Explorer Rights 06/04/14                     47,726         11,193
*    Rezidor Hotel Group Rights 05/21/14                      355,824        165,083
*    Tribona Rights 05/22/14                                   65,020         17,250
                                                                      --------------
TOTAL SWEDEN                                                                 193,526
                                                                      --------------
TOTAL RIGHTS/WARRANTS                                                      3,022,411
                                                                      --------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)       VALUE+
                                                           ---------- --------------
SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@ DFA Short Term Investment Fund                        61,420,624    710,636,625
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,155,257,765)                   $4,314,563,214
                                                                      ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria                     $    14,102 $   91,169,046   --    $   91,183,148
   Belgium                              --    116,692,557   --       116,692,557
   Denmark                              --    175,972,877   --       175,972,877
   Finland                              --    246,569,189   --       246,569,189
   France                               --    465,358,980   --       465,358,980
   Germany                       9,143,389    508,926,775   --       518,070,164
   Greece                               --        140,446   --           140,446
   Ireland                          93,788     74,525,752   --        74,619,540
   Israel                               --     90,746,828   --        90,746,828
   Italy                                --    367,633,230   --       367,633,230
   Netherlands                   2,691,653    211,861,502   --       214,553,155
   Norway                               --    117,647,772   --       117,647,772
   Portugal                             --     74,499,835   --        74,499,835
   Spain                           153,883    217,694,900   --       217,848,783
   Sweden                        3,828,654    375,571,229   --       379,399,883
   Switzerland                          --    449,589,314   --       449,589,314
   United Kingdom                       --        378,477   --           378,477
Rights/Warrants
   Austria                              --             --   --                --
   France                               --      2,059,874   --         2,059,874
   Israel                               --         10,893   --            10,893
   Italy                                --             --   --                --
   Portugal                             --        286,655   --           286,655
   Spain                                --        471,463   --           471,463
   Sweden                               --        193,526   --           193,526
Securities Lending Collateral           --    710,636,625   --       710,636,625
                               ----------- --------------   --    --------------
TOTAL                          $15,925,469 $4,298,637,745   --    $4,314,563,214
                               =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                          SHARES    VALUE++
                                                          ------- -----------
COMMON STOCKS -- (80.1%)
Consumer Discretionary -- (7.7%)
    AutoCanada, Inc.                                       57,429 $ 3,667,743
*   Bauer Performance Sports, Ltd.                         76,531   1,059,934
#   BMTC Group, Inc. Class A                               17,481     251,198
*   Brookfield Residential Properties, Inc.                23,048     453,369
#   Cineplex, Inc.                                        271,135  10,219,047
#*  Coastal Contacts, Inc.                                 95,324   1,081,907
    Cogeco Cable, Inc.                                     78,287   4,285,589
    Cogeco, Inc.                                           16,173     847,568
#   Corus Entertainment, Inc. Class B                     369,716   8,304,738
#   DHX Media, Ltd.                                       167,978     755,560
    Dorel Industries, Inc. Class B                        127,520   4,570,034
    easyhome, Ltd.                                          3,600      57,643
    Gamehost, Inc.                                         19,981     272,903
    Glacier Media, Inc.                                   137,300     179,133
#   Glentel, Inc.                                          66,991     699,828
*   Great Canadian Gaming Corp.                           302,800   4,185,411
#*  Imax Corp.                                            229,046   5,870,081
    Indigo Books & Music, Inc.                              2,302      20,583
*   Le Chateau, Inc. Class A                               59,800     148,948
#   Leon's Furniture, Ltd.                                143,275   1,968,634
    Linamar Corp.                                         269,606  13,496,904
    Martinrea International, Inc.                         461,356   4,647,024
#*  MEGA Brands, Inc.                                      68,098   1,102,193
#*  Mood Media Corp.                                      182,874     100,109
    MTY Food Group, Inc.                                   17,676     488,648
    Pizza Pizza Royalty Corp.                               4,390      53,831
    Reitmans Canada, Ltd.                                  15,456      92,224
    Reitmans Canada, Ltd. Class A                         237,386   1,440,278
    RONA, Inc.                                            681,945   6,875,136
    Sears Canada, Inc.                                     38,569     564,785
#   Torstar Corp. Class B                                 265,514   1,581,868
*   TVA Group, Inc. Class B                                 7,000      55,882
    Uni-Select, Inc.                                       76,677   2,100,826
    Whistler Blackcomb Holdings, Inc.                      98,416   1,472,581
*   Yellow Media, Ltd.                                      1,300      27,292
                                                                  -----------
Total Consumer Discretionary                                       82,999,432
                                                                  -----------
Consumer Staples -- (2.7%)
    Alliance Grain Traders, Inc.                           75,204   1,257,688
    Andrew Peller, Ltd. Class A                             3,400      41,878
    Canada Bread Co., Ltd.                                  7,256     478,239
    Clearwater Seafoods, Inc.                              11,949      82,854
    Colabor Group, Inc.                                    92,227     292,824
    Corby Spirit and Wine, Ltd.                            71,728   1,431,222
    Cott Corp.                                            499,623   4,056,973
    High Liner Foods, Inc.                                 13,297     537,436
#   Liquor Stores N.A., Ltd.                              106,130   1,150,335
    Maple Leaf Foods, Inc.                                500,264   8,265,847
    North West Co., Inc. (The)                            232,610   5,144,351
#   Premium Brands Holdings Corp.                          90,243   1,741,380

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Staples -- (Continued)
#   Rogers Sugar, Inc.                                      367,159 $ 1,641,421
*   SunOpta, Inc.                                           269,191   3,126,501
                                                                    -----------
Total Consumer Staples                                               29,248,949
                                                                    -----------
Energy -- (23.7%)
*   Advantage Oil & Gas, Ltd.                             1,098,231   6,953,810
    Akita Drilling, Ltd. Class A                             42,000     673,655
#*  Alvopetro Energy, Ltd.                                  401,858     348,310
*   Anderson Energy, Ltd.                                   125,071      26,245
*   Antrim Energy, Inc.                                     271,991      16,130
    Arsenal Energy, Inc.                                     54,565     333,548
#*  Artek Exploration, Ltd.                                 242,032     942,910
#*  Athabasca Oil Corp.                                     187,200   1,390,272
*   Bankers Petroleum, Ltd.                               1,277,846   6,960,212
*   Bellatrix Exploration, Ltd.                             938,858   9,131,177
#*  Birchcliff Energy, Ltd.                                 441,234   5,116,632
#*  BlackPearl Resources, Inc.                            1,288,845   3,621,771
#*  BNK Petroleum, Inc.                                     486,714     928,089
#   Bonavista Energy Corp.                                  159,848   2,511,366
#   Bonterra Energy Corp.                                    81,072   4,228,718
    Calfrac Well Services, Ltd.                             159,947   5,538,058
*   Calvalley Petroleums, Inc. Class A                      226,068     325,886
*   Canacol Energy, Ltd.                                    137,542   1,036,534
#   Canadian Energy Services & Technology Corp.             180,083   5,310,235
    CanElson Drilling, Inc.                                 325,926   2,444,334
#   Canyon Services Group, Inc.                             215,570   2,965,919
    Cathedral Energy Services, Ltd.                         159,936     624,539
*   Cequence Energy, Ltd.                                   732,202   2,017,472
*   Chinook Energy, Inc.                                    189,450     331,868
*   Connacher Oil and Gas, Ltd.                           2,187,935     648,765
#*  Corridor Resources, Inc.                                367,780     748,277
*   Crew Energy, Inc.                                       542,884   6,151,744
*   Crocotta Energy, Inc.                                   301,642   1,034,783
*   DeeThree Exploration, Ltd.                              396,042   4,242,081
*   Delphi Energy Corp.                                     746,304   2,281,026
#*  Denison Mines Corp.                                   2,185,983   2,991,629
#   Enbridge Income Fund Holdings, Inc.                     227,285   5,524,267
    Enerflex, Ltd.                                          279,959   4,454,619
    Ensign Energy Services, Inc.                            207,192   3,260,857
#*  Epsilon Energy, Ltd.                                    240,165     876,475
#   Equal Energy, Ltd.                                      154,741     700,256
*   Essential Energy Services Trust                         622,141   1,623,396
#*  Forsys Metals Corp.                                     109,974      51,423
#*  Gasfrac Energy Services, Inc.                            70,322     128,319
*   Gran Tierra Energy, Inc.                              1,391,012   9,886,395
*   Ithaca Energy, Inc.                                   1,454,231   3,821,163
#*  Ivanhoe Energy, Inc.                                    348,882     175,070
*   Kelt Exploration, Ltd.                                  161,850   2,033,369
*   Legacy Oil + Gas, Inc.                                  745,800   5,804,182
#   Lightstream Resources, Ltd.                             863,190   5,189,931
#   Long Run Exploration, Ltd.                              509,335   2,574,441
#*  Marquee Energy, Ltd.                                     29,197      26,372

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
Energy -- (Continued)
    McCoy Corp.                                              23,656 $    135,973
*   Mega Uranium, Ltd.                                       55,000       11,040
*   MGM Energy Corp.                                         19,000        3,380
#   Mullen Group, Ltd.                                      458,025   12,419,600
#*  Niko Resources, Ltd.                                    178,719      335,898
    North American Energy Partners, Inc.                     68,049      534,558
*   NuVista Energy, Ltd.                                    606,009    6,048,755
*   Painted Pony Petroleum, Ltd.                             89,600      925,388
*   Parex Resources, Inc.                                   465,871    4,658,498
#   Parkland Fuel Corp.                                     353,327    6,543,988
#   Pason Systems, Inc.                                     292,560    8,125,110
#   Pengrowth Energy Corp.                                    4,252       27,621
#*  Perpetual Energy, Inc.                                  262,929      431,798
*   Petrobank Energy & Resources, Ltd.                      398,702      174,606
#   PHX Energy Services Corp.                                86,996    1,199,315
#*  Poseidon Concepts Corp.                                 165,977          398
#   Pulse Seismic, Inc.                                     277,580      926,913
#*  Questerre Energy Corp. Class A                          745,460      856,968
*   RMP Energy, Inc.                                        702,328    5,350,521
*   Rock Energy, Inc.                                       129,552      774,203
#   Savanna Energy Services Corp.                           454,705    3,688,087
    Secure Energy Services, Inc.                            437,854    7,853,848
*   Serinus Energy, Inc.                                     13,570       35,285
    ShawCor, Ltd.                                           125,996    5,612,084
*   Sonde Resources Corp.                                    51,130       23,325
#*  Southern Pacific Resource Corp.                       1,650,425      481,854
#*  SouthGobi Resources, Ltd.                               450,682      287,831
    Sprott Resource Corp.                                   471,290    1,087,873
#   Spyglass Resources Corp.                                590,352      974,899
    Strad Energy Services, Ltd.                              12,700       52,026
#   Surge Energy, Inc.                                      758,003    4,792,629
#*  TAG Oil, Ltd.                                           181,541      528,366
*   Tethys Petroleum, Ltd.                                  412,989      188,399
    TORC Oil & Gas, Ltd.                                    282,815    3,452,456
    Total Energy Services, Inc.                             135,278    2,665,941
*   Tourmaline Oil Corp.                                     16,393      848,769
*   TransGlobe Energy Corp.                                 348,961    2,718,970
    Trican Well Service, Ltd.                               643,185    9,213,087
    Trinidad Drilling, Ltd.                                 663,617    7,422,968
*   Tuscany International Drilling, Inc.                    176,042           --
#   Twin Butte Energy, Ltd.                               1,326,259    2,855,683
*   Uex Corp.                                               608,088      241,338
#   Veresen, Inc.                                           311,031    4,599,984
    Western Energy Services Corp.                           252,929    2,598,404
#   Whitecap Resources, Inc.                                848,168   11,189,735
*   Xtreme Drilling and Coil Services Corp.                 158,421      724,136
#   Zargon Oil & Gas, Ltd.                                  141,216    1,244,603
    ZCL Composites, Inc.                                     99,400      572,249
                                                                    ------------
Total Energy                                                         253,445,890
                                                                    ------------
Financials -- (6.2%)
#   AGF Management, Ltd. Class B                            421,354    4,693,885

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
Financials -- (Continued)
#   Alaris Royalty Corp.                                   52,216 $ 1,274,374
    Altus Group, Ltd.                                     113,899   2,021,199
    Brookfield Real Estate Services, Inc.                   8,075     108,448
#   Canaccord Genuity Group, Inc.                         444,569   3,841,128
    Canadian Western Bank                                 300,957  10,198,023
    Clairvest Group, Inc.                                   1,900      41,171
*   Counsel Corp.                                          20,413      32,592
    E-L Financial Corp., Ltd.                               1,467     985,663
    EGI Financial Holdings, Inc.                           14,650     176,367
    Equitable Group, Inc.                                  52,295   2,873,470
*   Equity Financial Holdings, Inc.                           800       6,861
    Fiera Capital Corp.                                    36,300     470,289
    Firm Capital Mortgage Investment Corp.                  2,494      27,487
    First National Financial Corp.                          3,873      84,135
    FirstService Corp.                                    138,348   6,828,728
*   Genesis Land Development Corp.                         71,917     265,740
#   Genworth MI Canada, Inc.                              149,254   5,235,907
    Gluskin Sheff + Associates, Inc.                       89,790   2,698,492
    GMP Capital, Inc.                                     298,487   2,263,060
    Guardian Capital Group, Ltd. Class A                   11,327     175,684
*   Heritage Global, Inc.                                   4,253       2,849
#   Home Capital Group, Inc.                              241,200  10,191,115
#   Killam Properties, Inc.                               270,271   2,576,828
*   Kingsway Financial Services, Inc.                      22,481     132,707
    Laurentian Bank of Canada                             147,250   6,325,013
*   Mainstreet Equity Corp.                                16,062     531,956
    Melcor Developments, Ltd.                              14,596     304,957
#   Sprott, Inc.                                          632,908   1,876,693
    TMX Group, Ltd.                                         6,593     347,320
                                                                  -----------
Total Financials                                                   66,592,141
                                                                  -----------
Health Care -- (1.8%)
    Amica Mature Lifestyles, Inc.                          36,241     259,561
*   Endo International P.L.C.                              87,493   5,484,827
#   Extendicare, Inc.                                     469,012   2,884,121
#*  Imris, Inc.                                            73,479      87,822
*   Knight Therapeutics, Inc.                              53,575     283,993
#   Leisureworld Senior Care Corp.                        150,832   1,681,645
#   Medical Facilities Corp.                               81,158   1,410,574
#*  Nordion, Inc.                                         464,108   5,364,945
#*  Oncolytics Biotech, Inc.                               91,887     140,842
    QLT, Inc.                                             226,610   1,310,805
#*  Resverlogix Corp.                                     111,820      68,354
*   Theratechnologies, Inc.                                10,101       5,253
*   Transition Therapeutics, Inc.                          43,914     220,361
*   TSO3, Inc.                                             74,206      31,482
*   Zenith Epigenetics Corp.                              111,820       8,264
                                                                  -----------
Total Health Care                                                  19,242,849
                                                                  -----------
Industrials -- (11.5%)
    Aecon Group, Inc.                                     318,911   5,356,646
#   AG Growth International, Inc.                          81,032   3,207,124

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
Industrials -- (Continued)
#*  Air Canada Class A                                    313,328 $  2,186,907
    Algoma Central Corp.                                   26,690      381,094
*   ATS Automation Tooling Systems, Inc.                  455,298    5,898,665
    Badger Daylighting, Ltd.                              148,114    5,162,132
#*  Ballard Power Systems, Inc.                           530,151    1,934,769
#   Bird Construction, Inc.                               122,290    1,573,185
#   Black Diamond Group, Ltd.                             199,089    6,259,392
#   CanWel Building Materials Group, Ltd.                 140,568      337,296
    Cervus Equipment Corp.                                  7,100      139,338
    Churchill Corp. Class A                                91,759      926,757
#   Clarke, Inc.                                           46,294      366,618
    Contrans Group, Inc. Class A                           97,789    1,282,976
#   DirectCash Payments, Inc.                              37,998      511,702
#   Exchange Income Corp.                                  39,176      663,746
    Exco Technologies, Ltd.                                76,543      645,977
*   GLV, Inc. Class A                                      93,231      341,094
#*  Heroux-Devtek, Inc.                                   119,947    1,254,133
#   HNZ Group, Inc.                                        23,888      490,815
    Horizon North Logistics, Inc.                         478,383    3,487,323
#   K-Bro Linen, Inc.                                      15,144      552,676
    MacDonald Dettwiler & Associates, Ltd.                 85,470    6,628,302
#   Magellan Aerospace Corp.                               11,600       91,864
#   Morneau Shepell, Inc.                                 198,937    2,911,317
#   New Flyer Industries, Inc.                            132,974    1,409,751
    Newalta Corp.                                         217,540    3,989,375
    Richelieu Hardware, Ltd.                               65,723    2,943,608
#   Ritchie Bros Auctioneers, Inc.                        347,194    8,676,286
    Rocky Mountain Dealerships, Inc.                       65,491      632,772
#   Russel Metals, Inc.                                   316,110    9,301,170
    Stantec, Inc.                                         228,285   13,529,851
#   Student Transportation, Inc.                          376,792    2,327,341
    Toromont Industries, Ltd.                              94,776    2,344,215
    Transcontinental, Inc. Class A                        333,758    4,863,022
    TransForce, Inc.                                      388,103    8,473,432
#   Vicwest, Inc.                                          44,258      385,221
#   Wajax Corp.                                            82,286    2,661,410
    WaterFurnace Renewable Energy, Inc.                    35,758      748,731
    WesternOne, Inc.                                       40,400      276,447
#   Westshore Terminals Investment Corp.                   65,534    2,129,758
    WSP Global, Inc.                                      189,353    6,480,207
                                                                  ------------
Total Industrials                                                  123,764,445
                                                                  ------------
Information Technology -- (4.8%)
*   5N Plus, Inc.                                         248,422    1,094,730
    Absolute Software Corp.                               219,888    1,378,250
*   AgJunction, Inc.                                       20,300       18,892
#*  Avigilon Corp.                                        115,293    2,714,942
    Calian Technologies, Ltd.                              20,165      348,640
*   Celestica, Inc.                                       949,607   10,535,305
*   COM DEV International, Ltd.                           396,424    1,320,148
    Computer Modelling Group, Ltd.                        117,101    3,192,352
#   Davis + Henderson Corp.                               380,812   11,027,757

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Information Technology -- (Continued)
*   Descartes Systems Group, Inc. (The)                     262,529 $ 3,556,914
#*  DragonWave, Inc.                                        162,023     224,693
#   Enghouse Systems, Ltd.                                   66,043   1,882,983
    Evertz Technologies, Ltd.                               135,381   2,013,330
#*  EXFO, Inc.                                              106,980     483,145
    Mediagrif Interactive Technologies, Inc.                  7,276     119,823
*   Mitel Networks Corp.                                    118,901   1,089,151
#*  Points International, Ltd.                               37,659     862,063
    Pure Technologies, Ltd.                                  26,910     173,581
#*  Redknee Solutions, Inc.                                 125,411     550,364
*   Sandvine Corp.                                          656,276   2,335,182
#*  Sierra Wireless, Inc.                                   157,015   3,389,421
*   Smart Technologies, Inc. Class A                          7,408      28,184
*   Solium Capital, Inc.                                     40,200     242,803
    Vecima Networks, Inc.                                     6,059      33,389
    Wi-Lan, Inc.                                            765,533   2,353,767
                                                                    -----------
Total Information Technology                                         50,969,809
                                                                    -----------
Materials -- (17.2%)
*   Aberdeen International, Inc.                            122,333      15,068
#   Acadian Timber Corp.                                     14,113     162,241
*   Ainsworth Lumber Co., Ltd.                              532,862   1,827,983
#   Alacer Gold Corp.                                       806,426   1,927,682
    Alamos Gold, Inc.                                       579,498   5,419,328
#*  Alexco Resource Corp.                                   278,307     365,642
#*  Almaden Minerals, Ltd.                                   98,343     136,382
#*  Altius Minerals Corp.                                   112,600   1,479,349
*   Amerigo Resources, Ltd.                                 553,854     247,606
#*  Argonaut Gold, Inc.                                     368,728   1,362,482
#*  Asanko Gold, Inc.                                       271,644     577,465
#*  Augusta Resource Corp.                                  308,545     878,300
#   AuRico Gold, Inc.                                     1,247,156   5,188,660
#*  Avalon Rare Metals, Inc.                                352,025     199,129
*   B2Gold Corp.                                          2,539,819   7,299,329
#*  Banro Corp.                                              14,500       6,218
    Canam Group, Inc. Class A                               218,124   2,790,108
#   Canexus Corp.                                           286,986   1,262,052
*   Canfor Corp.                                            118,977   2,698,570
    Canfor Pulp Products, Inc.                              206,615   2,296,036
*   Capstone Mining Corp.                                 1,560,656   4,115,046
    Cascades, Inc.                                          489,976   2,869,984
    CCL Industries, Inc. Class B                            111,467  10,135,305
    Centerra Gold, Inc.                                     324,851   1,665,675
*   Chaparral Gold Corp.                                     77,900      45,487
#*  China Gold International Resources Corp., Ltd.          727,257   1,871,142
*   Claude Resources, Inc.                                  861,200     141,431
#*  Copper Mountain Mining Corp.                            637,731   1,355,698
*   Dominion Diamond Corp.                                  385,640   4,844,909
#*  Duluth Metals, Ltd.                                     388,214     219,600
#*  Dundee Precious Metals, Inc.                            515,238   1,711,114
*   Dynasty Metals & Mining, Inc.                            39,369      48,491
#*  Eastern Platinum, Ltd.                                3,210,960     190,422

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
#*  Eastmain Resources, Inc.                                274,250 $    83,823
*   EcoSynthetix, Inc.                                        1,500       3,449
*   Endeavour Mining Corp.                                1,698,805   1,332,943
*   Endeavour Silver Corp.                                  389,940   1,782,400
#*  Energy Fuels, Inc.                                       47,970     372,887
#*  Entree Gold, Inc.                                       286,898      91,615
*   Excellon Resources, Inc.                                185,380     245,245
*   Exeter Resource Corp.                                    70,137      41,594
#*  First Majestic Silver Corp.                             446,870   4,240,181
#*  Fortress Paper, Ltd. Class A                             69,284     199,119
*   Fortuna Silver Mines, Inc.                              750,906   3,110,363
#*  Fortune Bay Corp.                                        91,231      24,971
#*  Fortune Minerals, Ltd.                                  146,172      46,677
#*  Golden Star Resources, Ltd.                           1,155,362     706,257
#*  Great Panther Silver, Ltd.                              708,280     775,454
#*  Guyana Goldfields, Inc.                                 441,183     966,050
*   Hanfeng Evergreen, Inc.                                  45,837      28,856
#   HudBay Minerals, Inc.                                   872,492   7,442,909
    IAMGOLD Corp.                                         1,253,817   4,369,856
*   Imperial Metals Corp.                                   207,318   2,638,644
*   International Forest Products, Ltd. Class A             338,095   5,126,718
#*  International Tower Hill Mines, Ltd.                    220,027     148,552
    Intertape Polymer Group, Inc.                           332,527   3,901,553
#*  Jaguar Mining, Inc.                                     274,437      13,771
#*  Katanga Mining, Ltd.                                  1,025,162     434,926
#*  Kirkland Lake Gold, Inc.                                247,980     699,109
#*  Lake Shore Gold Corp.                                 1,772,655   1,423,235
*   Lucara Diamond Corp.                                    376,861     656,726
*   MAG Silver Corp.                                         41,814     317,406
    Major Drilling Group International, Inc.                379,486   2,984,507
*   MBAC Fertilizer Corp.                                    72,595      36,428
*   McEwen Mining - Minera Andes Acquisition Corp.           26,863      63,968
*   Mercator Minerals, Ltd.                                 443,725      42,508
#*  Migao Corp.                                             169,168     223,798
*   Minco Base Metals Corp.                                   2,780          --
*   Minco Silver Corp.                                       40,069      29,246
*   Nautilus Minerals, Inc.                                  89,354      48,099
#*  Nevada Copper Corp.                                     160,491     341,174
    Nevsun Resources, Ltd.                                  978,216   3,543,194
*   New Gold, Inc.                                          125,348     633,573
*   New Millennium Iron Corp.                                55,528      20,771
    Norbord, Inc.                                           185,489   4,543,935
#*  North American Palladium, Ltd.                          565,789     163,896
#*  Northern Dynasty Minerals, Ltd.                         148,624     112,548
#*  Novagold Resources, Inc.                                569,999   2,007,387
*   OceanaGold Corp.                                      1,235,008   3,132,450
*   Orvana Minerals Corp.                                   292,952     171,059
*   Osisko Mining Corp.                                   1,551,415  11,111,361
#   Pan American Silver Corp.                               627,915   8,135,024
*   Petaquilla Minerals, Ltd.                               528,482     101,256
*   Phoscan Chemical Corp.                                  432,579     118,401
#*  Pilot Gold, Inc.                                         39,391      52,112

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
Materials -- (Continued)
#*  Platinum Group Metals, Ltd.                             241,887 $    249,379
#*  Polymet Mining Corp.                                    635,065      799,589
*   Primero Mining Corp.                                    581,299    3,675,379
#*  RB Energy, Inc.                                         396,013      249,304
#*  Richmont Mines, Inc.                                    114,244      146,968
#*  Rubicon Minerals Corp.                                  508,405      542,707
#*  Sabina Gold & Silver Corp.                              383,055      255,125
#*  San Gold Corp.                                        1,226,995      184,712
#*  Sandstorm Gold, Ltd.                                    215,954    1,195,968
*   Scorpio Mining Corp.                                    978,870      232,203
#*  Seabridge Gold, Inc.                                    115,135      920,198
#   SEMAFO, Inc.                                          1,217,341    4,553,714
    Sherritt International Corp.                          1,628,826    6,895,445
*   Shore Gold, Inc.                                        167,935       36,006
#*  Silver Standard Resources, Inc.                         340,397    3,369,652
*   St Andrew Goldfields, Ltd.                              774,028      229,514
    Stella-Jones, Inc.                                      139,017    3,799,963
#*  Stornoway Diamond Corp.                                 297,297      244,120
#*  Sulliden Gold Corp., Ltd.                               659,525      457,314
#*  Tanzanian Royalty Exploration Corp.                     344,717      742,240
*   Taseko Mines, Ltd.                                      972,023    2,101,815
#*  Tembec, Inc.                                            374,965      827,896
#*  Teranga Gold Corp.                                      644,545      423,405
#*  Thompson Creek Metals Co., Inc.                         902,518    2,420,878
*   Timminco, Ltd.                                           69,822           70
#*  Timmins Gold Corp.                                      869,574    1,221,791
*   US Silver & Gold, Inc.                                   45,433       21,969
*   Virginia Mines, Inc.                                     31,110      323,575
*   Wesdome Gold Mines, Ltd.                                325,464      246,462
    West Fraser Timber Co., Ltd.                              9,631      430,563
#   Western Forest Products, Inc.                           771,080    1,540,683
    Winpak, Ltd.                                             83,054    2,092,926
                                                                    ------------
Total Materials                                                      184,627,451
                                                                    ------------
Telecommunication Services -- (0.3%)
    Axia NetMedia Corp.                                     188,167      442,928
#   Manitoba Telecom Services, Inc.                          85,585    2,365,193
                                                                    ------------
Total Telecommunication Services                                       2,808,121
                                                                    ------------
Utilities -- (4.2%)
#   Algonquin Power & Utilities Corp.                       912,415    6,559,765
#*  Alterra Power Corp.                                   1,066,070      311,247
    Boralex, Inc. Class A                                   100,868    1,174,286
#   Capital Power Corp.                                     389,209    8,742,599
#   Capstone Infrastructure Corp.                           422,566    1,561,418
#   Innergex Renewable Energy, Inc.                         450,650    4,358,277
#   Just Energy Group, Inc.                                 675,567    5,368,540
#*  Maxim Power Corp.                                        92,234      252,875
#   Northland Power, Inc.                                   373,925    5,844,017
#   Superior Plus Corp.                                     653,197    7,872,572

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES       VALUE++
                                                          ---------- --------------
Utilities -- (Continued)
    Valener, Inc.                                            176,382 $    2,512,041
                                                                     --------------
Total Utilities                                                          44,557,637
                                                                     --------------
TOTAL COMMON STOCKS                                                     858,256,724
                                                                     --------------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)       VALUE+
                                                          ---------- --------------
SECURITIES LENDING COLLATERAL -- (19.9%)
(S)@ DFA Short Term Investment Fund                       18,400,940    212,898,875
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,078,682,448)                  $1,071,155,599
                                                                     ==============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                ------------ ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $ 82,999,432           --   --    $   82,999,432
   Consumer Staples               29,248,949           --   --        29,248,949
   Energy                        253,445,492 $        398   --       253,445,890
   Financials                     66,592,141           --   --        66,592,141
   Health Care                    19,234,585        8,264   --        19,242,849
   Industrials                   123,764,445           --   --       123,764,445
   Information Technology         50,969,809           --   --        50,969,809
   Materials                     184,584,754       42,697   --       184,627,451
   Telecommunication Services      2,808,121           --   --         2,808,121
   Utilities                      44,557,637           --   --        44,557,637
Securities Lending Collateral             --  212,898,875   --       212,898,875
                                ------------ ------------   --    --------------
TOTAL                           $858,205,365 $212,950,234   --    $1,071,155,599
                                ============ ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (88.9%)
BRAZIL -- (6.7%)
    AES Tiete SA                                             76,085 $   498,185
    ALL - America Latina Logistica SA                       508,831   2,015,014
    AMBEV SA                                                855,320   6,252,592
    AMBEV SA ADR                                          4,150,723  30,092,742
    Banco Bradesco SA                                       671,682  10,317,349
    Banco do Brasil SA                                      658,292   6,911,365
    Banco Santander Brasil SA                               431,700   2,884,776
    Banco Santander Brasil SA ADR                           726,366   4,830,334
    BM&FBovespa SA                                        2,441,108  12,480,606
    BR Malls Participacoes SA                               552,323   4,753,483
    Braskem SA Sponsored ADR                                153,394   2,086,158
    BRF SA                                                   97,000   2,196,883
    BRF SA ADR                                              539,479  12,192,225
    CCR SA                                                1,069,768   8,371,993
    Centrais Eletricas Brasileiras SA                       246,900     861,479
#   Centrais Eletricas Brasileiras SA ADR                    86,923     483,292
#   Centrais Eletricas Brasileiras SA Sponsored ADR         100,200     347,694
    CETIP SA - Mercados Organizados                         325,900   4,152,402
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      ADR                                                    85,830   4,082,075
    Cia de Saneamento Basico do Estado de Sao Paulo         287,000   2,718,439
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR     178,668   1,693,773
    Cia Energetica de Minas Gerais                           68,587     526,918
    Cia Hering                                              108,600   1,147,490
    Cia Paranaense de Energia                                23,000     226,931
#   Cia Paranaense de Energia Sponsored ADR                  57,783     829,186
    Cia Siderurgica Nacional SA                             633,652   2,432,587
#   Cia Siderurgica Nacional SA Sponsored ADR               524,621   2,030,283
    Cielo SA                                                743,950  13,179,074
    Cosan SA Industria e Comercio                           181,069   3,105,316
    CPFL Energia SA                                          83,360     706,957
    CPFL Energia SA ADR                                      63,516   1,064,528
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                         417,297   2,530,264
    Duratex SA                                              619,565   2,681,378
    EcoRodovias Infraestrutura e Logistica SA               221,877   1,326,436
    EDP - Energias do Brasil SA                             236,900   1,029,515
    Embraer SA                                              140,070   1,211,145
    Embraer SA ADR                                          133,319   4,586,174
    Estacio Participacoes SA                                279,018   2,988,205
#*  Fibria Celulose SA Sponsored ADR                        514,098   5,104,993
    Gerdau SA                                               146,632     710,883
    Gerdau SA Sponsored ADR                                 326,326   1,961,219
    Grendene SA                                              91,864     580,909
    Guararapes Confeccoes SA                                  8,056     375,748
    Hypermarcas SA                                          832,924   6,137,433
    Itau Unibanco Holding SA                                250,536   3,859,586
    JBS SA                                                1,052,281   3,633,844
    Klabin SA                                               744,877   3,908,537
    Kroton Educacional SA                                   206,884   4,431,340
    Localiza Rent a Car SA                                  158,860   2,372,480
    Lojas Americanas SA                                     148,110     946,549
    Lojas Renner SA                                         147,987   4,353,828

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ----------- ------------
BRAZIL -- (Continued)
    M Dias Branco SA                                           40,000 $  1,728,983
    Multiplan Empreendimentos Imobiliarios SA                  89,300    1,973,631
    Natura Cosmeticos SA                                      198,900    3,406,656
    Odontoprev SA                                               7,800       31,308
    Oi SA                                                     217,658      219,635
    Oi SA ADR(670851104)                                        7,319        7,245
#   Oi SA ADR(670851203)                                      107,889      100,196
    Petroleo Brasileiro SA                                    598,900    4,198,142
    Petroleo Brasileiro SA ADR                              1,308,418   18,160,842
    Porto Seguro SA                                           140,099    2,042,030
*   Qualicorp SA                                              162,500    1,579,269
    Raia Drogasil SA                                          229,600    1,956,453
    Souza Cruz SA                                             439,970    4,015,423
    Sul America SA                                             38,200      280,108
    Tim Participacoes SA                                      439,800    2,386,626
    Tim Participacoes SA ADR                                   63,679    1,713,602
    Totvs SA                                                  128,775    2,102,791
    Tractebel Energia SA                                      142,100    2,113,258
    Transmissora Alianca de Energia Eletrica SA               428,534    3,834,176
    Ultrapar Participacoes SA                                 136,914    3,437,357
#   Ultrapar Participacoes SA Sponsored ADR                   254,308    6,329,726
*   Usinas Siderurgicas de Minas Gerais SA                     39,100      140,460
    Vale SA                                                   137,800    1,816,939
#   Vale SA Sponsored ADR                                   1,238,400   16,371,648
    WEG SA                                                    323,525    3,904,499
                                                                      ------------
TOTAL BRAZIL                                                           284,053,598
                                                                      ------------
CHILE -- (1.5%)
    AES Gener SA                                            2,215,773    1,191,814
    Aguas Andinas SA Class A                                2,021,324    1,246,995
#   Banco de Chile ADR                                         36,105    2,793,444
    Banco de Credito e Inversiones                             35,349    1,954,600
    Banco Santander Chile ADR                                 184,741    4,483,664
    CAP SA                                                    122,726    1,840,058
    Cencosud SA                                             1,142,664    3,807,159
    Cencosud SA ADR                                             8,408       84,585
    CFR Pharmaceuticals SA                                  1,737,925      354,204
    Cia Cervecerias Unidas SA                                  23,702      279,759
    Cia Cervecerias Unidas SA ADR                              54,549    1,285,720
    Cia General de Electricidad SA                             26,559      124,733
    Colbun SA                                               6,902,135    1,707,751
    Corpbanca SA                                          123,319,143    1,420,589
#   Corpbanca SA ADR                                           26,066      460,065
    Embotelladora Andina SA Class A ADR                        22,244      429,754
#   Embotelladora Andina SA Class B ADR                        19,587      474,397
    Empresa Nacional de Electricidad SA Sponsored ADR         111,030    4,893,092
    Empresas CMPC SA                                        1,191,114    2,651,353
    Empresas COPEC SA                                         470,401    6,069,099
    Enersis SA Sponsored ADR                                  508,369    8,184,741
    ENTEL Chile SA                                            193,991    2,381,504
    Gasco SA                                                    4,891       42,907
    Inversiones Aguas Metropolitanas SA                       377,408      624,709

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
CHILE -- (Continued)
#   Latam Airlines Group SA Sponsored ADR                    320,098 $ 4,907,102
    Molibdenos y Metales SA                                   21,739     295,694
    Ripley Corp. SA                                          469,387     305,296
    SACI Falabella                                           686,100   5,836,510
    Sigdo Koppers SA                                         338,893     552,554
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       91,271   2,911,545
    Sonda SA                                                 482,159   1,115,130
                                                                     -----------
TOTAL CHILE                                                           64,710,527
                                                                     -----------
CHINA -- (13.1%)
    Agile Property Holdings, Ltd.                          1,754,000   1,422,437
    Agricultural Bank of China, Ltd. Class H              18,434,000   7,732,803
    Air China, Ltd. Class H                                1,866,000   1,063,756
#*  Aluminum Corp. of China, Ltd. ADR                        112,680   1,014,120
#*  Aluminum Corp. of China, Ltd. Class H                  1,192,000     427,365
*   Angang Steel Co., Ltd. Class H                         1,422,000     863,547
#   Anhui Conch Cement Co., Ltd. Class H                   1,017,500   3,785,898
    Bank of China, Ltd. Class H                           64,409,100  28,461,762
    Bank of Communications Co., Ltd. Class H               7,835,515   4,880,640
    BBMG Corp. Class H                                       987,000     692,220
    Beijing Capital International Airport Co., Ltd.
      Class H                                                198,000     138,334
    Beijing Enterprises Holdings, Ltd.                       668,972   5,799,838
#   Beijing Enterprises Water Group, Ltd.                    716,000     453,204
    Beijing Jingneng Clean Energy Co., Ltd. Class H           46,000      19,888
    Belle International Holdings, Ltd.                     3,431,000   3,576,518
    Biostime International Holdings, Ltd.                    138,000     917,976
    Brilliance China Automotive Holdings, Ltd.             1,934,000   2,963,939
#*  Byd Co., Ltd. Class H                                    381,886   2,066,462
    China BlueChemical, Ltd.                                 238,000     127,763
    China CITIC Bank Corp., Ltd. Class H                   6,922,928   4,135,478
#   China Coal Energy Co., Ltd. Class H                    4,318,777   2,328,861
    China Communications Construction Co., Ltd. Class H    4,945,000   3,225,091
    China Communications Services Corp., Ltd. Class H      2,892,000   1,463,899
    China Construction Bank Corp. Class H                 58,649,590  40,607,391
#*  China COSCO Holdings Co., Ltd. Class H                 2,263,000     897,542
*   China Eastern Airlines Corp., Ltd. ADR                     2,800      43,120
#*  China Eastern Airlines Corp., Ltd. Class H             1,510,000     466,652
    China Everbright International, Ltd.                   1,499,000   1,874,783
    China Gas Holdings, Ltd.                               2,200,000   3,569,787
    China Hongqiao Group, Ltd.                               309,000     211,940
    China International Marine Containers Group Co.,
      Ltd. Class H                                           338,700     674,533
#   China Life Insurance Co., Ltd. ADR                       321,472  12,563,126
    China Life Insurance Co., Ltd. Class H                   784,000   2,037,576
    China Longyuan Power Group Corp. Class H               1,745,000   1,795,094
    China Mengniu Dairy Co., Ltd.                            920,000   4,728,501
    China Merchants Bank Co., Ltd. Class H                 3,724,554   6,654,294
    China Merchants Holdings International Co., Ltd.       1,023,426   3,198,211
#   China Minsheng Banking Corp., Ltd. Class H             4,422,500   4,461,912
    China Mobile, Ltd.                                       179,500   1,708,566
#   China Mobile, Ltd. Sponsored ADR                         926,803  43,958,266
#   China Molybdenum Co., Ltd. Class H                       896,322     399,802
    China National Building Material Co., Ltd. Class H     2,981,916   2,817,163

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
    China Oilfield Services, Ltd. Class H                 1,350,000 $ 3,229,524
    China Overseas Land & Investment, Ltd.                3,260,000   8,016,644
    China Pacific Insurance Group Co., Ltd. Class H       1,922,000   6,018,124
#   China Petroleum & Chemical Corp. ADR                    138,191  12,281,008
    China Petroleum & Chemical Corp. Class H              8,186,800   7,246,661
    China Railway Construction Corp., Ltd. Class H        2,592,500   2,134,597
    China Railway Group, Ltd. Class H                     3,077,000   1,378,143
    China Resources Cement Holdings, Ltd.                 1,717,335   1,191,110
#   China Resources Enterprise, Ltd.                      1,081,000   3,071,192
    China Resources Gas Group, Ltd.                         640,000   1,898,458
    China Resources Land, Ltd.                            1,734,000   3,574,273
    China Resources Power Holdings Co., Ltd.              1,250,000   3,141,698
    China Shenhua Energy Co., Ltd. Class H                2,682,500   7,267,577
#*  China Shipping Container Lines Co., Ltd. Class H      4,653,000   1,096,329
    China Southern Airlines Co., Ltd. Class H             1,006,000     300,413
#   China Southern Airlines Co., Ltd. Sponsored ADR          10,900     164,154
    China State Construction International Holdings, Ltd. 1,318,000   2,197,855
*   China Taiping Insurance Holdings Co., Ltd.              536,800     853,067
#   China Telecom Corp., Ltd. ADR                            55,058   2,820,071
    China Telecom Corp., Ltd. Class H                     3,676,000   1,875,876
    China Unicom Hong Kong, Ltd. ADR                        483,030   7,404,850
    Chongqing Rural Commercial Bank Class H                 408,000     177,843
#   CITIC Pacific, Ltd.                                   1,669,000   2,922,665
    CITIC Securities Co., Ltd. Class H                      896,000   1,793,813
    CNOOC, Ltd.                                           3,105,000   5,108,074
#   CNOOC, Ltd. ADR                                         120,801  19,955,117
    COSCO Pacific, Ltd.                                   2,265,058   3,040,177
    Country Garden Holdings Co., Ltd.                     5,852,769   2,346,709
    CSPC Pharmaceutical Group, Ltd.                         276,000     228,176
    CSR Corp., Ltd.                                       1,471,000   1,082,311
    Datang International Power Generation Co., Ltd.
      Class H                                             2,250,000     836,206
#   Dongfang Electric Corp., Ltd. Class H                   290,200     452,372
    Dongfeng Motor Group Co., Ltd. Class H                2,302,000   3,071,542
    ENN Energy Holdings, Ltd.                               682,000   4,756,920
#   Evergrande Real Estate Group, Ltd.                    8,636,000   3,857,684
#   Fosun International, Ltd.                             1,717,441   2,080,041
#*  GCL-Poly Energy Holdings, Ltd.                        6,420,814   1,928,624
#   Geely Automobile Holdings, Ltd.                       3,655,000   1,270,608
#   Golden Eagle Retail Group, Ltd.                         150,000     194,015
#   Great Wall Motor Co., Ltd. Class H                      805,500   3,659,225
    Greentown China Holdings, Ltd.                          419,500     422,494
#   Guangdong Investment, Ltd.                            2,242,000   2,440,410
    Guangshen Railway Co., Ltd. Sponsored ADR                28,517     540,112
    Guangzhou Automobile Group Co., Ltd. Class H          1,996,259   2,015,274
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                          174,000     523,007
    Guangzhou R&F Properties Co., Ltd.                    1,799,600   2,348,323
    Haier Electronics Group Co., Ltd.                       675,000   1,656,920
    Haitian International Holdings, Ltd.                     79,000     158,951
#*  Hanergy Solar Group, Ltd.                             7,134,000   1,033,311
    Hengan International Group Co., Ltd.                    604,000   6,359,599
    Huadian Power International Corp., Ltd. Class H         856,000     465,212
    Huaneng Power International, Inc. Class H               602,000     589,290

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
CHINA -- (Continued)
#   Huaneng Power International, Inc. Sponsored ADR           34,452 $  1,353,275
    Industrial & Commercial Bank of China, Ltd. Class H   59,907,185   35,718,118
    Jiangsu Expressway Co., Ltd. Class H                   1,098,000    1,232,763
    Jiangxi Copper Co., Ltd. Class H                       1,478,000    2,441,232
#   Kingsoft Corp., Ltd.                                     225,000      697,313
    Kunlun Energy Co., Ltd.                                2,880,000    4,492,657
#   Lenovo Group, Ltd.                                     5,013,278    5,699,947
    Longfor Properties Co., Ltd.                           1,367,000    1,768,951
#*  Metallurgical Corp. of China, Ltd. Class H             2,646,000      502,361
*   New China Life Insurance Co., Ltd. Class H               490,700    1,444,478
    New World China Land, Ltd.                             2,554,000    2,116,949
#   Nine Dragons Paper Holdings, Ltd.                      1,905,000    1,253,484
    PetroChina Co., Ltd. ADR                                 143,410   16,538,041
    PetroChina Co., Ltd. Class H                           2,814,000    3,239,491
    PICC Property & Casualty Co., Ltd. Class H             2,357,920    3,116,789
    Ping An Insurance Group Co. of China, Ltd. Class H     1,408,000   10,432,134
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                              1,204,000    1,219,879
    Shanghai Electric Group Co., Ltd. Class H              2,502,000      971,610
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H    180,500      613,725
    Shanghai Industrial Holdings, Ltd.                       701,274    2,162,773
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H       569,500    1,044,671
    Shenzhou International Group Holdings, Ltd.              534,000    1,835,479
    Shimao Property Holdings, Ltd.                         1,892,371    3,742,593
    Sihuan Pharmaceutical Holdings Group, Ltd.               796,000      873,646
    Sino Biopharmaceutical, Ltd.                           1,716,000    1,344,460
#   Sino-Ocean Land Holdings, Ltd.                         2,338,192    1,230,112
    Sinopec Shanghai Petrochemical Co., Ltd. Class H       1,693,000      411,557
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR                                                      9,818      239,252
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H         671,999      149,572
    Sinopharm Group Co., Ltd. Class H                        834,400    2,192,564
    SOHO China, Ltd.                                       2,899,263    2,298,869
#   Sun Art Retail Group, Ltd.                             1,857,500    2,411,587
    Tencent Holdings, Ltd.                                   812,600   51,182,422
    Tingyi Cayman Islands Holding Corp.                    1,498,000    4,170,221
    Tsingtao Brewery Co., Ltd. Class H                       186,000    1,354,522
#   Uni-President China Holdings, Ltd.                       759,000      628,683
#   Want Want China Holdings, Ltd.                         4,746,000    7,435,815
    Weichai Power Co., Ltd. Class H                          428,200    1,493,266
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                                129,600      140,999
#   Yanzhou Coal Mining Co., Ltd. Class H                    928,000      695,206
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR              108,916      813,603
    Zhejiang Expressway Co., Ltd. Class H                  1,104,000      955,258
    Zhuzhou CSR Times Electric Co., Ltd. Class H             276,000      808,059
#   Zijin Mining Group Co., Ltd. Class H                   5,071,000    1,232,368
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd.                                                 1,205,600      809,572
#*  ZTE Corp. Class H                                        499,038    1,021,233
                                                                     ------------
TOTAL CHINA                                                           552,238,266
                                                                     ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA                                       222,056    3,382,596
    Banco de Bogota SA                                        26,315      949,831
    Bancolombia SA                                           118,695    1,630,346

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
COLOMBIA -- (Continued)
    Bancolombia SA Sponsored ADR                             89,105 $ 5,072,748
    Cementos Argos SA                                       383,731   2,140,012
*   Cemex Latam Holdings SA                                  76,527     706,558
    Ecopetrol SA                                          1,016,730   1,892,677
#   Ecopetrol SA Sponsored ADR                              220,479   8,265,758
    Empresa de Energia de Bogota SA ESP                     954,210     783,442
    Grupo Aval Acciones y Valores                           685,577     465,530
    Grupo de Inversiones Suramericana SA                      1,578      30,785
    Grupo Nutresa SA                                         41,332     580,098
    Interconexion Electrica SA ESP                          403,142   1,890,208
    Isagen SA ESP                                           886,164   1,448,283
                                                                    -----------
TOTAL COLOMBIA                                                       29,238,872
                                                                    -----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                                198,179   5,964,131
    Komercni Banka A.S.                                      15,596   3,596,060
    Philip Morris CR A.S.                                       397     209,558
    Telefonica Czech Republic A.S.                          175,288   2,657,414
*   Unipetrol A.S.                                           12,131      84,523
                                                                    -----------
TOTAL CZECH REPUBLIC                                                 12,511,686
                                                                    -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR          516,179   2,602,290
*   Egyptian Financial Group-Hermes Holding GDR                 676       2,321
*   Global Telecom Holding GDR                              428,641   1,597,038
                                                                    -----------
TOTAL EGYPT                                                           4,201,649
                                                                    -----------
GREECE -- (0.5%)
*   Alpha Bank AE                                         1,461,037   1,415,232
*   Folli Follie Group                                       38,413   1,333,348
    Hellenic Petroleum SA                                   102,964     884,001
*   Hellenic Telecommunications Organization SA             340,319   5,436,844
*   JUMBO SA                                                145,611   2,355,291
*   National Bank of Greece SA                              421,006   1,645,902
    OPAP SA                                                 238,216   3,804,319
*   Piraeus Bank SA                                         738,292   1,742,352
    Public Power Corp. SA                                   144,358   2,184,368
*   Titan Cement Co. SA                                      51,033   1,608,876
                                                                    -----------
TOTAL GREECE                                                         22,410,533
                                                                    -----------
HUNGARY -- (0.3%)
*   FHB Mortgage Bank P.L.C.                                  4,179      16,874
    Magyar Telekom Telecommunications P.L.C.                574,667     819,865
    MOL Hungarian Oil and Gas P.L.C.                         44,169   2,541,156
#   OTP Bank P.L.C.                                         302,824   5,782,734
    Richter Gedeon Nyrt                                     145,205   2,486,989
*   Tisza Chemical Group P.L.C.                              23,981     430,363
                                                                    -----------
TOTAL HUNGARY                                                        12,077,981
                                                                    -----------
INDIA -- (7.3%)
    ABB India, Ltd.                                          46,035     648,100

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    ACC, Ltd.                                                48,539 $ 1,052,997
    Adani Enterprises, Ltd.                                 217,318   1,522,056
    Adani Ports and Special Economic Zone, Ltd.             495,151   1,561,186
*   Adani Power, Ltd.                                       722,177     576,679
    Aditya Birla Nuvo, Ltd.                                  56,358   1,038,139
    Ambuja Cements, Ltd.                                    725,767   2,396,898
    Apollo Hospitals Enterprise, Ltd.                        92,224   1,369,225
    Asian Paints, Ltd.                                      313,359   2,627,494
    Aurobindo Pharma, Ltd.                                  164,305   1,569,117
    Axis Bank, Ltd.                                         270,273   6,832,279
    Bajaj Auto, Ltd.                                        103,111   3,271,218
    Bajaj Finserv, Ltd.                                      39,655     546,560
    Bajaj Holdings and Investment, Ltd.                      30,727     544,192
    Bank of Baroda                                           95,903   1,302,580
    Bank of India                                           232,954     907,503
    Berger Paints India, Ltd.                                41,763     168,636
    Bharat Electronics, Ltd.                                 17,301     347,206
    Bharat Heavy Electricals, Ltd.                          948,553   2,853,603
    Bharat Petroleum Corp., Ltd.                            153,491   1,158,807
    Bharti Airtel, Ltd.                                     702,394   3,824,380
    Bhushan Steel, Ltd.                                      68,315     503,083
    Bosch, Ltd.                                              11,757   2,048,119
    Britannia Industries, Ltd.                               31,023     445,675
    Cadila Healthcare, Ltd.                                  59,113     957,650
    Cairn India, Ltd.                                       781,206   4,343,033
    Canara Bank                                             123,779     588,578
    Cipla, Ltd.                                             443,033   2,917,071
    Colgate-Palmolive India, Ltd.                            46,572   1,113,017
    Container Corp. Of India                                 54,732     873,029
    Crompton Greaves, Ltd.                                  168,242     461,433
    Cummins India, Ltd.                                      74,807     680,120
    Dabur India, Ltd.                                       472,358   1,407,184
    Divi's Laboratories, Ltd.                                41,087     940,111
    DLF, Ltd.                                               612,132   1,421,086
    Dr Reddy's Laboratories, Ltd.                            39,086   1,752,087
#   Dr Reddy's Laboratories, Ltd. ADR                        81,229   3,660,991
    Eicher Motors, Ltd.                                       6,326     652,604
    Emami, Ltd.                                              63,025     498,226
*   Essar Oil, Ltd.                                         395,013     380,649
    Exide Industries, Ltd.                                  287,773     574,505
    Federal Bank, Ltd.                                      455,880     683,939
    GAIL India, Ltd.                                        217,415   1,334,957
    GAIL India, Ltd. GDR                                     28,791   1,071,134
    GlaxoSmithKline Consumer Healthcare, Ltd.                 8,388     580,157
    Glenmark Pharmaceuticals, Ltd.                          101,902   1,036,192
    GMR Infrastructure, Ltd.                                454,854     187,224
    Godrej Consumer Products, Ltd.                          117,644   1,559,706
    Godrej Industries, Ltd.                                  89,305     445,563
    Grasim Industries, Ltd.                                   6,300     275,421
    Havells India, Ltd.                                      47,385     732,615
    HCL Technologies, Ltd.                                  234,993   5,480,463
    HDFC Bank, Ltd.                                       1,530,953  18,415,560

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Hero MotoCorp, Ltd.                                      94,817 $ 3,491,006
    Hindalco Industries, Ltd.                             1,568,921   3,543,364
    Hindustan Petroleum Corp., Ltd.                          84,602     453,192
    ICICI Bank, Ltd.                                        219,984   4,559,699
    ICICI Bank, Ltd. Sponsored ADR                          208,679   8,904,333
    IDBI Bank, Ltd.                                         346,191     393,083
    Idea Cellular, Ltd.                                     805,036   1,817,754
    IDFC, Ltd.                                              601,656   1,119,393
    Indian Oil Corp., Ltd.                                  324,835   1,426,694
    IndusInd Bank, Ltd.                                     233,807   1,861,852
    Infosys, Ltd.                                           246,907  13,124,831
#   Infosys, Ltd. Sponsored ADR                             211,972  11,385,016
    ING Vysya Bank, Ltd.                                     25,010     236,010
    Ipca Laboratories, Ltd.                                  18,943     262,878
    ITC, Ltd.                                             2,345,449  13,243,148
    Jaiprakash Associates, Ltd.                           1,336,264   1,203,088
    Jindal Steel & Power, Ltd.                              437,143   1,855,834
    JSW Energy, Ltd.                                        592,161     521,959
    JSW Steel, Ltd.                                         147,966   2,674,106
*   Jubilant Foodworks, Ltd.                                 18,139     285,179
    Kotak Mahindra Bank, Ltd.                               354,265   4,735,135
    Larsen & Toubro, Ltd.                                   345,693   7,454,343
    Larsen & Toubro, Ltd. GDR                                 5,358     116,052
    LIC Housing Finance, Ltd.                                53,635     233,762
    Lupin, Ltd.                                             134,973   2,222,251
    Mahindra & Mahindra, Ltd.                               357,872   6,407,298
*   Mangalore Refinery & Petrochemicals, Ltd.               355,103     355,724
*   Marico Kaya Enterprises, Ltd.                             2,327       4,702
    Marico, Ltd.                                            131,105     447,605
    Maruti Suzuki India, Ltd.                                82,439   2,638,956
    Motherson Sumi Systems, Ltd.                            237,292   1,004,379
    Mphasis, Ltd.                                            73,800     508,514
    National Aluminium Co., Ltd.                            125,699      79,643
    Nestle India, Ltd.                                       16,603   1,310,857
    NHPC, Ltd.                                            3,201,628   1,006,596
    NTPC, Ltd.                                              924,696   1,782,152
    Oberoi Realty, Ltd.                                      13,876      47,829
    Oil & Natural Gas Corp., Ltd.                           699,873   3,794,212
    Oil India, Ltd.                                         100,495     801,422
*   Oracle Financial Services Software, Ltd.                 19,531     972,049
    Petronet LNG, Ltd.                                      201,679     482,647
    Pidilite Industries, Ltd.                               144,452     767,878
    Piramal Enterprises, Ltd.                                60,551     546,096
    Power Grid Corp. of India, Ltd.                       1,095,210   1,925,848
    Procter & Gamble Hygiene & Health Care, Ltd.              7,944     447,409
*   Ranbaxy Laboratories, Ltd.                              137,683   1,082,478
    Reliance Capital, Ltd.                                   97,310     574,441
    Reliance Communications, Ltd.                           700,196   1,429,315
    Reliance Industries, Ltd.                             1,443,896  22,451,283
    Reliance Infrastructure, Ltd.                           137,634   1,172,636
*   Reliance Power, Ltd.                                    807,301     916,789
    Rural Electrification Corp., Ltd.                        47,495     187,059

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
INDIA -- (Continued)
    Sesa Sterlite, Ltd.                                    1,599,539 $  4,934,524
    Shree Cement, Ltd.                                        10,489      992,985
    Shriram Transport Finance Co., Ltd.                       76,457      923,448
    Siemens, Ltd.                                            100,767    1,159,646
    SJVN, Ltd.                                               381,249      143,803
    State Bank of India                                      150,711    5,207,757
    Steel Authority of India, Ltd.                           346,711      391,450
    Sun Pharmaceutical Industries, Ltd.                      647,332    6,834,757
    Sun TV Network, Ltd.                                     120,543      748,523
    Tata Chemicals, Ltd.                                       6,064       28,646
    Tata Consultancy Services, Ltd.                          504,640   18,333,675
    Tata Global Beverages, Ltd.                              370,091      921,975
    Tata Motors, Ltd.                                        679,237    4,722,814
    Tata Motors, Ltd. Sponsored ADR                           80,428    3,009,616
    Tata Power Co., Ltd.                                   1,216,011    1,577,127
    Tata Steel, Ltd.                                         511,418    3,410,010
    Tech Mahindra, Ltd.                                      132,898    4,025,200
    Titan Co., Ltd.                                          207,778      875,956
    Ultratech Cement, Ltd.                                    52,355    1,766,944
    Union Bank of India                                      151,552      381,557
    United Breweries, Ltd.                                    66,842      873,336
    United Spirits, Ltd.                                      81,795    3,761,013
    Wipro, Ltd.                                              654,733    5,714,055
    Wockhardt, Ltd.                                            2,562       32,691
    Yes Bank, Ltd.                                           254,612    1,876,397
    Zee Entertainment Enterprises, Ltd.                      374,353    1,633,310
                                                                     ------------
TOTAL INDIA                                                           308,691,031
                                                                     ------------
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT                                   20,000,400    2,057,734
    AKR Corporindo Tbk PT                                  2,003,700      826,828
    Alam Sutera Realty Tbk PT                              8,757,000      403,567
    Astra Agro Lestari Tbk PT                                576,600    1,468,130
    Astra International Tbk PT                            20,701,010   13,337,497
    Bank Central Asia Tbk PT                              12,941,000   12,324,975
    Bank Danamon Indonesia Tbk PT                          3,779,279    1,339,764
    Bank Mandiri Persero Tbk PT                           10,999,217    9,397,907
    Bank Negara Indonesia Persero Tbk PT                   8,726,922    3,647,368
*   Bank Pan Indonesia Tbk PT                              7,175,000      540,422
    Bank Rakyat Indonesia Persero Tbk PT                  12,911,600   11,087,897
*   Bank Tabungan Pensiunan Nasional Tbk PT                  768,500      271,254
*   Bayan Resources Tbk PT                                    79,500       55,053
    Bumi Serpong Damai PT                                  8,847,600    1,198,595
    Charoen Pokphand Indonesia Tbk PT                      8,662,100    2,832,319
    Ciputra Development Tbk PT                             3,680,200      323,989
    Global Mediacom Tbk PT                                11,972,900    2,272,734
    Gudang Garam Tbk PT                                      544,700    2,668,626
    Holcim Indonesia Tbk PT                                2,051,600      505,224
    Indo Tambangraya Megah Tbk PT                            518,300    1,145,589
    Indocement Tunggal Prakarsa Tbk PT                     1,664,500    3,159,040
    Indofood CBP Sukses Makmur Tbk PT                      1,104,200      956,142
    Indofood Sukses Makmur Tbk PT                          5,283,200    3,231,902

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
INDONESIA -- (Continued)
    Indomobil Sukses Internasional Tbk PT                     22,000 $      9,421
    Indosat Tbk PT                                         1,444,600      489,353
    Indosat Tbk PT ADR                                         1,674       28,257
*   Inovisi Infracom Tbk PT                                  753,345       92,677
    Japfa Comfeed Indonesia Tbk PT                         1,657,100      181,790
    Jasa Marga Persero Tbk PT                              2,434,600    1,243,868
    Kalbe Farma Tbk PT                                    22,694,500    3,039,501
    Lippo Karawaci Tbk PT                                 31,811,500    2,950,432
    Mayora Indah Tbk PT                                      870,333    2,114,964
    Media Nusantara Citra Tbk PT                           4,959,900    1,169,364
    MNC Investama Tbk PT                                  13,972,500      371,552
    Pakuwon Jati Tbk PT                                   14,556,300      443,935
*   Panasia Indo Resources Tbk PT                             75,100        2,241
    Perusahaan Gas Negara Persero Tbk PT                  10,171,400    4,697,701
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  1,860,000      395,214
    Semen Indonesia Persero Tbk PT                         3,291,600    4,243,503
    Sinar Mas Agro Resources and Technology Tbk PT         1,116,500      645,127
    Sumber Alfaria Trijaya Tbk PT                             40,000        1,735
    Summarecon Agung Tbk PT                                3,805,100      366,761
    Surya Citra Media Tbk PT                               3,677,800    1,003,163
    Tambang Batubara Bukit Asam Persero Tbk PT             1,180,600    1,010,727
    Telekomunikasi Indonesia Persero Tbk PT               39,175,700    7,700,001
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR     10,358      411,213
    Tempo Scan Pacific Tbk PT                                 72,500       18,224
*   Tower Bersama Infrastructure Tbk PT                    1,684,800      949,041
*   Trada Maritime Tbk PT                                  4,280,400      681,762
    Unilever Indonesia Tbk PT                              1,693,400    4,302,204
    United Tractors Tbk PT                                 2,113,196    3,973,080
    Vale Indonesia Tbk PT                                  3,653,900    1,125,501
    XL Axiata Tbk PT                                       3,103,400    1,392,006
                                                                     ------------
TOTAL INDONESIA                                                       120,106,874
                                                                     ------------
MALAYSIA -- (4.2%)
    Aeon Co. M Bhd                                            80,000      360,865
    Affin Holdings Bhd                                       566,000      654,512
#   AirAsia Bhd                                            2,979,300    2,027,132
    Alliance Financial Group Bhd                           1,628,000    2,236,078
    AMMB Holdings Bhd                                      3,129,359    6,887,507
    Astro Malaysia Holdings Bhd                            1,000,000    1,020,575
#   Axiata Group Bhd                                       2,732,175    5,635,196
    Batu Kawan Bhd                                            92,000      551,841
    Berjaya Land Bhd                                          95,000       24,158
    Berjaya Sports Toto Bhd                                  759,076      904,367
#   BIMB Holdings Bhd                                        578,300      753,874
    Boustead Holdings Bhd                                    476,786      810,648
    British American Tobacco Malaysia Bhd                    148,900    2,792,406
*   Bumi Armada Bhd                                        1,350,800    1,656,667
#   CIMB Group Holdings Bhd                                5,534,976   12,750,320
    Dialog Group Bhd                                       1,832,400    2,017,850
    DiGi.Com Bhd                                           3,732,620    6,342,688
#   DRB-Hicom Bhd                                          1,263,300      967,940
    Fraser & Neave Holdings Bhd                               90,500      499,214

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
MALAYSIA -- (Continued)
#   Gamuda Bhd                                             1,929,900 $  2,727,947
    Genting Bhd                                            1,962,900    5,899,929
    Genting Malaysia Bhd                                   3,208,600    4,150,183
    Genting Plantations Bhd                                  282,600      961,525
    Guinness Anchor Bhd                                      135,200      596,756
#   HAP Seng Consolidated Bhd                                753,500      731,650
#   Hartalega Holdings Bhd                                   255,300      495,928
    Hong Leong Bank Bhd                                      627,560    2,692,446
    Hong Leong Financial Group Bhd                           264,429    1,240,520
#   IJM Corp. Bhd                                          2,456,981    4,807,540
#   IOI Corp. Bhd                                          3,256,605    4,983,134
*   IOI Properties Group Bhd                               1,536,552    1,263,291
    KPJ Healthcare Bhd                                         9,850        9,775
#   Kuala Lumpur Kepong Bhd                                  491,700    3,646,785
*   Kulim Malaysia Bhd                                       470,200      508,772
    Lafarge Malaysia Bhd                                     410,780    1,144,729
    Magnum Bhd                                                39,300       36,347
#   Malayan Banking Bhd                                    4,820,521   14,632,704
    Malaysia Airports Holdings Bhd                           823,924    2,032,540
#   Malaysia Marine and Heavy Engineering Holdings Bhd       414,500      502,450
#*  Malaysian Airline System Bhd                           4,055,900      286,845
#   Maxis Bhd                                              2,398,100    5,106,786
#*  MISC Bhd                                               1,386,198    2,769,503
    MMC Corp. Bhd                                          1,351,100    1,158,338
    Nestle Malaysia Bhd                                      189,300    3,974,128
#   Parkson Holdings Bhd                                     620,863      558,818
    Petronas Chemicals Group Bhd                           2,951,600    6,088,649
    Petronas Dagangan Bhd                                    263,600    2,449,545
    Petronas Gas Bhd                                         530,400    3,820,992
    PPB Group Bhd                                            661,400    3,337,954
    Public Bank Bhd                                        1,174,740    7,251,798
    RHB Capital Bhd                                          895,455    2,275,237
*   Sapurakencana Petroleum Bhd                            3,829,500    5,062,411
*   Shell Refining Co. Federation of Malaya Bhd              108,100      198,176
    Sime Darby Bhd                                         3,096,429    8,957,304
    SP Setia Bhd                                             623,400      576,188
    Sunway Bhd                                                69,700       66,322
    Telekom Malaysia Bhd                                     932,800    1,772,577
    Tenaga Nasional Bhd                                    2,536,450    9,246,017
    UEM Sunrise Bhd                                        2,131,737    1,505,181
    UMW Holdings Bhd                                         992,566    3,274,523
    United Plantations Bhd                                    56,300      435,957
    YTL Corp. Bhd                                          6,655,886    3,283,564
*   YTL Power International Bhd                            2,606,247    1,254,146
                                                                     ------------
TOTAL MALAYSIA                                                        176,669,748
                                                                     ------------
MEXICO -- (5.1%)
    Alfa S.A.B. de C.V. Class A                            4,080,319   10,778,760
    Alpek S.A. de C.V.                                        66,216      113,880
#   America Movil S.A.B. de C.V. Series L                 37,750,669   38,060,142
#   America Movil S.A.B. de C.V. Series L ADR                 22,528      452,362
#   Arca Continental S.A.B. de C.V.                          460,692    2,929,780

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
MEXICO -- (Continued)
#*  Cemex S.A.B. de C.V.                                  1,938,963 $  2,463,210
#*  Cemex S.A.B. de C.V. Sponsored ADR                    1,337,402   16,904,765
#   Coca-Cola Femsa S.A.B. de C.V. Series L                 298,900    3,348,896
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR             13,716    1,535,643
#   Controladora Comercial Mexicana S.A.B. de C.V.          628,374    2,353,025
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                            8,726        6,203
    El Puerto de Liverpool S.A.B. de C.V.                   181,160    1,869,239
    Fomento Economico Mexicano S.A.B. de C.V.             1,793,669   16,295,924
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR                                                    25,918    2,352,577
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR       34,897    4,266,158
#   Grupo Bimbo S.A.B. de C.V. Series A                   1,682,198    4,639,216
    Grupo Carso S.A.B. de C.V. Series A1                    816,105    4,158,266
#   Grupo Comercial Chedraui S.A. de C.V.                   320,456      984,436
    Grupo Elektra S.A.B. de C.V.                              7,227      206,904
#   Grupo Financiero Banorte S.A.B. de C.V.               2,819,018   18,722,705
#   Grupo Financiero Inbursa S.A.B. de C.V.               2,448,606    6,271,830
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                               665,864    1,590,510
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                           152,244    1,811,704
    Grupo Industrial Maseca S.A.B. de C.V. Class B           60,806       94,769
    Grupo Mexico S.A.B. de C.V. Series B                  4,225,397   12,725,202
*   Grupo Qumma S.A. de C.V. Series B                         1,591           --
    Grupo Televisa S.A.B. Series CPO                      2,556,698   16,751,841
    Grupo Televisa S.A.B. Sponsored ADR                     104,814    3,438,947
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                               2,373,426    5,462,449
#   Industrias Penoles S.A.B. de C.V.                       148,997    3,468,919
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A       1,823,400    4,758,241
    Mexichem S.A.B. de C.V.                               1,224,530    4,562,943
#*  Minera Frisco S.A.B. de C.V.                            783,633    1,432,765
*   OHL Mexico S.A.B. de C.V.                               761,383    2,025,272
#*  Organizacion Soriana S.A.B. de C.V. Class B           1,112,475    3,223,629
#*  Promotora y Operadora de Infraestructura S.A.B. de
      C.V.                                                  205,899    2,875,370
*   Savia SA Class A                                        120,000           --
#   Wal-Mart de Mexico S.A.B. de C.V. Series V            5,248,185   13,278,166
                                                                    ------------
TOTAL MEXICO                                                         216,214,648
                                                                    ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                6,659       60,264
    Cia de Minas Buenaventura SAA ADR                       139,674    1,815,762
    Credicorp, Ltd.                                          65,705    9,806,471
    Grana y Montero SA Sponsored ADR                         29,627      516,103
*   Rio Alto Mining, Ltd.                                    17,580       34,984
                                                                    ------------
TOTAL PERU                                                            12,233,584
                                                                    ------------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                         1,701,400    2,164,385
    Aboitiz Power Corp.                                   1,495,200    1,224,117
    Alliance Global Group, Inc.                           6,710,300    4,699,635
    Ayala Corp.                                             176,755    2,479,525
    Ayala Land, Inc.                                      5,722,818    3,878,189
    Bank of the Philippine Islands                          931,913    1,899,664
    BDO Unibank, Inc.                                     1,765,371    3,503,596
    China Banking Corp.                                       1,380        1,707

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
PHILIPPINES -- (Continued)
    DMCI Holdings, Inc.                                    1,329,440 $ 2,145,400
    Energy Development Corp.                               8,586,100   1,077,764
*   Fwbc Holdings, Inc.                                    2,006,957          --
    Globe Telecom, Inc.                                       38,630   1,436,282
    International Container Terminal Services, Inc.        1,078,460   2,620,467
    JG Summit Holdings, Inc.                               1,047,260   1,188,857
    Jollibee Foods Corp.                                     494,300   1,909,150
    LT Group, Inc.                                         1,869,700     770,394
    Manila Electric Co.                                      197,030   1,241,378
    Megaworld Corp.                                       18,982,000   1,987,423
    Metro Pacific Investments Corp.                       10,407,100   1,187,377
    Metropolitan Bank & Trust Co.                          1,146,499   2,183,509
    Philippine Long Distance Telephone Co.                    37,980   2,455,095
#   Philippine Long Distance Telephone Co. Sponsored ADR       7,240     466,980
*   Philippine National Bank                                 401,948     787,099
    Robinsons Land Corp.                                   2,175,300   1,091,617
    San Miguel Corp.                                         498,280     934,028
    Semirara Mining Corp.                                    118,900   1,097,373
    SM Investments Corp.                                     282,762   4,609,387
    SM Prime Holdings, Inc.                                8,563,010   3,143,506
*   Top Frontier Investment Holdings, Inc.                    42,789      89,814
    Universal Robina Corp.                                   879,930   2,889,481
                                                                     -----------
TOTAL PHILIPPINES                                                     55,163,199
                                                                     -----------
POLAND -- (1.9%)
*   Alior Bank SA                                              7,899     208,510
    Bank Handlowy w Warszawie SA                              49,096   1,826,931
#*  Bank Millennium SA                                       701,813   2,061,770
    Bank Pekao SA                                            144,199   9,254,750
#   Bank Zachodni WBK SA                                      25,887   3,182,897
*   Cyfrowy Polsat SA                                        118,752     807,023
    Enea SA                                                  126,247     639,199
    Eurocash SA                                               72,770     962,292
*   Getin Noble Bank SA                                    1,106,556   1,346,823
    Grupa Azoty SA                                            30,768     610,209
*   Grupa Lotos SA                                            16,781     216,402
    Grupa Zywiec SA                                           10,403   1,474,027
*   ING Bank Slaski SA                                        37,110   1,666,019
#   Jastrzebska Spolka Weglowa SA                             38,639     531,962
*   KGHM Polska Miedz SA                                     150,496   5,449,147
    LPP SA                                                       625   1,619,343
    Lubelski Wegiel Bogdanka SA                                   26       1,064
#   mBank                                                     17,078   2,794,599
    Orange Polska SA                                         768,752   2,626,679
    PGE SA                                                   977,835   6,794,780
    Polski Koncern Naftowy Orlen SA                          422,331   6,323,938
    Polskie Gornictwo Naftowe i Gazownictwo SA             1,617,383   2,513,899
    Powszechna Kasa Oszczednosci Bank Polski SA              967,168  13,272,814
    Powszechny Zaklad Ubezpieczen SA                          62,366   8,846,678
#   Synthos SA                                               516,152     813,518

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
POLAND -- (Continued)
    Tauron Polska Energia SA                              1,747,863 $  3,096,386
                                                                    ------------
TOTAL POLAND                                                          78,941,659
                                                                    ------------
RUSSIA -- (3.4%)
    Eurasia Drilling Co., Ltd. GDR                          132,758    3,271,104
    Gazprom OAO Sponsored ADR                             6,186,601   44,710,169
    Globaltrans Investment P.L.C. GDR                        67,227      640,717
    Lukoil OAO Sponsored ADR                                430,626   22,797,092
*   Magnitogorsk Iron & Steel Works GDR                     155,928      329,097
*   Mail.ru Group, Ltd. GDR                                  36,799    1,002,280
#*  Mechel Sponsored ADR                                    170,001      343,402
    MegaFon OAO GDR                                          50,719    1,322,669
    MMC Norilsk Nickel OJSC ADR                             424,637    7,677,083
    Novolipetsk Steel OJSC GDR                               97,820    1,140,470
    Novorossiysk Commercial Sea Port PJSC GDR                16,447       82,070
    O'Key Group SA GDR                                       33,136      292,530
    Phosagro OAO GDR                                         82,215      958,172
*   PIK Group GDR                                             2,241        5,163
    Rosneft OAO GDR                                       1,266,316    7,961,449
    Rostelecom OJSC Sponsored ADR                            59,257      771,853
    RusHydro JSC ADR                                      1,434,285    2,231,742
    Sberbank of Russia Sponsored ADR                      1,463,661   12,329,981
    Severstal OAO GDR                                       247,044    1,746,313
    Tatneft OAO Sponsored ADR                               309,269   10,637,777
    TMK OAO GDR                                              52,030      414,207
    Uralkali OJSC GDR                                       314,752    6,981,329
    VimpelCom, Ltd. Sponsored ADR                           581,995    4,888,758
    VTB Bank OJSC GDR                                     3,232,465    6,876,313
*   X5 Retail Group NV GDR                                  123,553    2,177,798
                                                                    ------------
TOTAL RUSSIA                                                         141,589,538
                                                                    ------------
SOUTH AFRICA -- (7.9%)
#   African Bank Investments, Ltd.                          709,671      841,536
    African Rainbow Minerals, Ltd.                          180,656    3,401,594
*   Anglo American Platinum, Ltd.                            80,583    3,836,963
#*  AngloGold Ashanti, Ltd. Sponsored ADR                   620,365   11,228,606
*   ArcelorMittal South Africa, Ltd.                        203,913      717,664
    Aspen Pharmacare Holdings, Ltd.                         368,286    9,816,052
    Assore, Ltd.                                             42,544    1,646,678
    AVI, Ltd.                                               294,307    1,623,897
    Barclays Africa Group, Ltd.                             395,609    5,795,302
    Barloworld, Ltd.                                        374,907    4,089,931
#   Bidvest Group, Ltd.                                     385,147   10,575,302
#   Capitec Bank Holdings, Ltd.                              53,150    1,150,296
    Coronation Fund Managers, Ltd.                          258,136    2,492,695
    Discovery, Ltd.                                         380,293    3,301,552
    Distell Group, Ltd.                                      30,883      367,091
#   Exxaro Resources, Ltd.                                  166,494    2,272,484
    FirstRand, Ltd.                                       3,475,911   12,789,231
#   Foschini Group, Ltd. (The)                              261,243    2,699,944
    Gold Fields, Ltd. Sponsored ADR                         979,444    4,143,048
    Impala Platinum Holdings, Ltd.                          756,929    8,533,074

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH AFRICA -- (Continued)
    Imperial Holdings, Ltd.                                 238,848 $  4,454,661
    Investec, Ltd.                                          361,913    3,185,350
#   Kumba Iron Ore, Ltd.                                     89,688    3,194,217
    Liberty Holdings, Ltd.                                  172,373    2,067,632
    Life Healthcare Group Holdings, Ltd.                  1,081,237    4,299,588
    Massmart Holdings, Ltd.                                 103,729    1,374,871
    Mediclinic International, Ltd.                          434,871    3,041,851
    MMI Holdings, Ltd.                                    1,850,766    4,653,139
    Mondi, Ltd.                                             212,776    3,543,062
    Mr Price Group, Ltd.                                    278,233    4,192,431
    MTN Group, Ltd.                                       1,869,995   37,515,477
    Nampak, Ltd.                                            917,727    3,423,728
    Naspers, Ltd. Class N                                   444,856   42,038,561
#   Nedbank Group, Ltd.                                     341,928    7,329,876
    Netcare, Ltd.                                         1,842,541    4,469,703
#   Pick n Pay Stores, Ltd.                                 279,886    1,599,246
    PPC, Ltd.                                                60,146      174,996
    PSG Group, Ltd.                                          61,341      607,556
    Sanlam, Ltd.                                          2,264,361   12,130,501
    Santam, Ltd.                                             36,574      738,444
    Sasol, Ltd.                                              35,602    1,995,289
    Sasol, Ltd. Sponsored ADR                               609,116   33,751,118
    Shoprite Holdings, Ltd.                                 503,929    8,430,119
    Spar Group, Ltd. (The)                                  171,619    2,016,406
    Standard Bank Group, Ltd.                             1,498,309   19,686,203
    Steinhoff International Holdings, Ltd.                2,068,052   10,746,303
    Tiger Brands, Ltd.                                      170,081    4,550,012
    Truworths International, Ltd.                           508,009    4,081,489
    Tsogo Sun Holdings, Ltd.                                288,868      755,157
#   Vodacom Group, Ltd.                                     418,672    4,996,495
    Woolworths Holdings, Ltd.                               788,404    5,365,653
                                                                    ------------
TOTAL SOUTH AFRICA                                                   331,732,074
                                                                    ------------
SOUTH KOREA -- (13.9%)
    Amorepacific Corp.                                        2,883    3,728,076
    AMOREPACIFIC Group                                        3,010    1,557,250
    BS Financial Group, Inc.                                238,870    3,657,339
#*  Celltrion, Inc.                                          56,704    2,644,166
    Cheil Industries, Inc.                                   51,812    3,308,638
*   Cheil Worldwide, Inc.                                    87,060    2,119,085
#   CJ CheilJedang Corp.                                      8,825    2,649,635
#   CJ Corp.                                                 25,178    3,049,376
#*  CJ Korea Express Co., Ltd.                                5,587      590,466
    Coway Co., Ltd.                                          50,818    4,016,732
    Daelim Industrial Co., Ltd.                              36,223    2,955,721
#*  Daewoo Engineering & Construction Co., Ltd.             133,508    1,107,539
#   Daewoo International Corp.                               43,083    1,511,127
#*  Daewoo Securities Co., Ltd.                             220,281    1,809,854
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.      109,830    3,187,570
    Dongbu Insurance Co., Ltd.                               46,663    2,579,006
    Doosan Corp.                                             13,034    1,680,048
    Doosan Heavy Industries & Construction Co., Ltd.         67,109    2,268,365

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH KOREA -- (Continued)
*   Doosan Infracore Co., Ltd.                            150,610 $ 1,821,193
    E-Mart Co., Ltd.                                       25,293   5,783,654
    Grand Korea Leisure Co., Ltd.                           7,100     296,902
#*  GS Engineering & Construction Corp.                    38,637   1,363,200
    GS Holdings                                            66,625   3,108,991
    Halla Visteon Climate Control Corp.                     4,410     184,526
    Hana Financial Group, Inc.                            316,379  11,163,769
    Hankook Tire Co., Ltd.                                 66,995   3,886,906
#   Hanwha Chemical Corp.                                  98,760   1,750,190
    Hanwha Corp.                                           47,620   1,388,075
#   Hanwha Life Insurance Co., Ltd.                       219,350   1,429,666
#   Hite Jinro Co., Ltd.                                   22,640     548,950
#   Hotel Shilla Co., Ltd.                                 29,607   2,493,245
    Hyosung Corp.                                          15,325   1,094,866
    Hyundai Department Store Co., Ltd.                     17,135   2,209,600
    Hyundai Engineering & Construction Co., Ltd.           77,500   4,195,836
    Hyundai Glovis Co., Ltd.                               11,990   2,828,124
    Hyundai Heavy Industries Co., Ltd.                     44,760   8,415,511
    Hyundai Marine & Fire Insurance Co., Ltd.              68,600   2,012,688
    Hyundai Mobis                                          67,404  19,256,211
#   Hyundai Motor Co.                                     151,763  33,838,057
#   Hyundai Steel Co.                                      79,803   5,229,037
    Hyundai Wia Corp.                                      14,396   2,373,621
    Industrial Bank of Korea                              252,200   3,106,418
    Kangwon Land, Inc.                                    114,660   3,316,538
    KB Financial Group, Inc.                              344,645  11,789,889
    KB Financial Group, Inc. ADR                           97,918   3,361,525
    KCC Corp.                                               6,039   3,011,501
#   KEPCO Engineering & Construction Co., Inc.              8,507     507,236
    KEPCO Plant Service & Engineering Co., Ltd.            12,199     792,598
    Kia Motors Corp.                                      270,079  14,984,572
    Korea Aerospace Industries, Ltd.                       34,130   1,089,329
    Korea Electric Power Corp.                            197,690   7,558,630
*   Korea Electric Power Corp. Sponsored ADR                2,700      51,678
*   Korea Gas Corp.                                        25,872   1,549,386
    Korea Investment Holdings Co., Ltd.                    32,780   1,204,014
    Korea Zinc Co., Ltd.                                    8,923   2,940,341
*   Korean Air Lines Co., Ltd.                              9,321     299,711
    KT Corp.                                               23,160     738,205
    KT Corp. Sponsored ADR                                  2,026      32,234
#   KT&G Corp.                                            100,502   8,054,435
#   Kumho Petro chemical Co., Ltd.                         15,006   1,272,424
    LG Chem, Ltd.                                          46,860  11,961,419
    LG Corp.                                              114,378   6,377,905
*   LG Display Co., Ltd.                                  143,050   3,809,951
#*  LG Display Co., Ltd. ADR                              498,050   6,629,046
#   LG Electronics, Inc.                                  118,452   7,889,609
#   LG Household & Health Care, Ltd.                        8,626   3,949,816
    LG Uplus Corp.                                        300,300   2,957,607
#   Lotte Chemical Corp.                                   21,503   3,403,974
    Lotte Confectionery Co., Ltd.                             321     550,373
    Lotte Shopping Co., Ltd.                               12,940   4,013,021

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
SOUTH KOREA -- (Continued)
    LS Corp.                                                  19,070 $  1,495,795
    Macquarie Korea Infrastructure Fund                      200,980    1,244,624
    Mando Corp.                                               10,816    1,301,141
    Naver Corp.                                               27,242   19,617,420
#   NCSoft Corp.                                              14,464    2,878,034
#*  OCI Co., Ltd.                                             16,339    2,871,114
#   Orion Corp.                                                3,321    2,537,363
    Paradise Co., Ltd.                                         5,829      217,151
    POSCO                                                     47,828   14,129,742
    POSCO ADR                                                 67,985    5,003,696
    S-1 Corp.                                                 15,382    1,169,998
#   S-Oil Corp.                                               47,441    2,776,390
    Samsung C&T Corp.                                        143,779    9,041,935
    Samsung Card Co., Ltd.                                    23,720      861,562
#   Samsung Electro-Mechanics Co., Ltd.                       81,053    5,209,385
    Samsung Electronics Co., Ltd.                             81,120  105,777,262
    Samsung Electronics Co., Ltd. GDR                         49,372   31,872,757
#*  Samsung Engineering Co., Ltd.                             27,417    2,058,100
    Samsung Fire & Marine Insurance Co., Ltd.                 37,748    8,966,310
#   Samsung Heavy Industries Co., Ltd.                       168,600    4,618,368
    Samsung Life Insurance Co., Ltd.                          59,292    5,518,326
    Samsung SDI Co., Ltd.                                     39,230    5,760,786
#   Samsung Securities Co., Ltd.                              70,938    2,710,896
#   Samsung Techwin Co., Ltd.                                 34,401    1,931,439
    Shinhan Financial Group Co., Ltd.                        374,876   16,362,733
#   Shinhan Financial Group Co., Ltd. ADR                     86,082    3,753,175
    Shinsegae Co., Ltd.                                        6,575    1,427,494
    SK C&C Co., Ltd.                                          19,871    2,727,634
    SK Holdings Co., Ltd.                                     37,523    6,655,836
*   SK Hynix, Inc.                                           512,610   19,988,432
    SK Innovation Co., Ltd.                                   69,006    7,905,282
*   SK Networks Co., Ltd.                                      5,020       46,283
    SK Telecom Co., Ltd.                                       8,002    1,656,853
*   Woori Finance Holdings Co., Ltd.                         419,590    4,602,902
#*  Woori Finance Holdings Co., Ltd. ADR                       1,223       40,365
    Woori Investment & Securities Co., Ltd.                  147,510    1,249,318
    Young Poong Corp.                                            176      202,709
                                                                     ------------
TOTAL SOUTH KOREA                                                     584,484,806
                                                                     ------------
TAIWAN -- (13.3%)
#*  Acer, Inc.                                             3,709,040    2,293,657
    Advanced Semiconductor Engineering, Inc.               6,951,929    8,095,259
#   Advanced Semiconductor Engineering, Inc. ADR              77,739      459,438
    Advantech Co., Ltd.                                      292,200    1,892,541
#   Airtac International Group                               105,000    1,129,331
    Asia Cement Corp.                                      3,097,802    4,075,454
#   Asustek Computer, Inc.                                   861,180    8,903,767
*   AU Optronics Corp.                                    15,243,873    5,795,209
*   AU Optronics Corp. Sponsored ADR                         326,626    1,228,114
#   Catcher Technology Co., Ltd.                             866,429    7,315,755
    Cathay Financial Holding Co., Ltd.                     8,568,048   12,115,089
    Cathay Real Estate Development Co., Ltd.                 839,000      486,854

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
    Chang Hwa Commercial Bank                              6,496,043 $ 3,776,676
    Cheng Shin Rubber Industry Co., Ltd.                   2,012,965   5,781,612
    Cheng Uei Precision Industry Co., Ltd.                   384,109     773,149
    Chicony Electronics Co., Ltd.                            639,574   1,665,553
*   China Airlines, Ltd.                                   5,286,536   1,769,329
    China Development Financial Holding Corp.             19,411,121   5,567,282
    China Life Insurance Co., Ltd.                         2,925,797   2,563,222
    China Motor Corp.                                        649,000     587,845
#   China Petrochemical Development Corp.                  2,243,613     884,634
#   China Steel Chemical Corp.                               148,000     853,935
#   China Steel Corp.                                     13,451,895  11,303,772
#   Chipbond Technology Corp.                                575,000     984,830
    Chunghwa Telecom Co., Ltd.                             1,193,000   3,730,572
#   Chunghwa Telecom Co., Ltd. ADR                           236,502   7,423,798
    Clevo Co.                                                550,075   1,013,983
    Compal Electronics, Inc.                               7,470,541   5,329,719
#   CTBC Financial Holding Co., Ltd.                      15,898,997   9,459,419
    CTCI Corp.                                               638,000   1,018,892
    Delta Electronics, Inc.                                1,992,366  12,232,479
*   E.Sun Financial Holding Co., Ltd.()                      623,678      67,122
    E.Sun Financial Holding Co., Ltd.(6433912)             6,846,651   4,141,266
    Eclat Textile Co., Ltd.                                  188,120   2,062,587
#   Epistar Corp.                                          1,230,000   2,691,676
*   Eva Airways Corp.                                      2,723,600   1,381,575
*   Evergreen Marine Corp. Taiwan, Ltd.                    2,443,249   1,389,055
    Far Eastern Department Stores, Ltd.                    1,529,993   1,425,273
    Far Eastern New Century Corp.                          4,044,335   4,144,046
    Far EasTone Telecommunications Co., Ltd.               2,054,000   4,441,128
    Farglory Land Development Co., Ltd.                      648,393   1,063,453
    Feng Hsin Iron & Steel Co.                               214,000     358,805
    Feng TAY Enterprise Co., Ltd.                            253,000     700,566
    First Financial Holding Co., Ltd.                      9,531,371   5,591,207
    Formosa Chemicals & Fibre Corp.                        3,755,518   9,094,260
    Formosa International Hotels Corp.                        31,460     370,011
    Formosa Petrochemical Corp.                            1,244,000   3,128,895
    Formosa Plastics Corp.                                 4,827,153  12,455,899
    Formosa Taffeta Co., Ltd.                                848,000     886,851
    Foxconn Technology Co., Ltd.                           1,290,237   3,210,396
    Fubon Financial Holding Co., Ltd.                      7,900,233  10,225,124
    Giant Manufacturing Co., Ltd.                            295,506   2,313,770
    Ginko International Co., Ltd.                             28,000     471,178
#   Gourmet Master Co., Ltd.                                  33,000     267,509
#*  HannStar Display Corp.                                 3,348,000   1,161,322
    Highwealth Construction Corp.                            530,200   1,183,786
#   Hiwin Technologies Corp.                                 187,173   1,782,738
    Hon Hai Precision Industry Co., Ltd.                  12,802,056  36,767,003
    Hotai Motor Co., Ltd.                                    278,000   3,261,971
#   HTC Corp.                                              1,028,235   5,287,848
    Hua Nan Financial Holdings Co., Ltd.                   7,280,828   4,101,780
#*  Innolux Corp.                                         16,126,341   5,570,849
#*  Inotera Memories, Inc.                                 3,117,000   3,201,736
    Inventec Corp.                                         3,189,551   2,941,039

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
    Kenda Rubber Industrial Co., Ltd.                        632,481 $ 1,471,042
    Kinsus Interconnect Technology Corp.                     552,000   2,087,145
    Largan Precision Co., Ltd.                               105,860   6,627,768
    LCY Chemical Corp.                                       434,123     446,833
    Lite-On Technology Corp.                               3,274,358   5,009,018
#   Lung Yen Life Service Corp.                              117,000     318,686
*   Macronix International                                   532,218     125,522
    MediaTek, Inc.                                         1,280,995  20,073,171
*   Medigen Biotechnology Corp.                               26,000     313,264
    Mega Financial Holding Co., Ltd.                      10,995,904   8,418,262
    Merida Industry Co., Ltd.                                210,750   1,412,953
*   Nan Kang Rubber Tire Co., Ltd.                           534,780     607,970
    Nan Ya Plastics Corp.                                  5,550,599  12,171,635
#   Novatek Microelectronics Corp.                           631,000   2,924,959
    Oriental Union Chemical Corp.                            248,000     246,603
    Pegatron Corp.                                         3,464,345   5,257,146
#   Phison Electronics Corp.                                 146,000     994,247
    Pou Chen Corp.                                         2,930,487   3,731,348
#   Powertech Technology, Inc.                               929,819   1,504,847
    President Chain Store Corp.                              696,831   5,185,199
    Quanta Computer, Inc.                                  2,622,000   7,194,188
#   Radiant Opto-Electronics Corp.                           730,170   2,943,874
    Realtek Semiconductor Corp.                              551,950   1,575,852
#   Ruentex Development Co., Ltd.                            945,351   1,675,334
    Ruentex Industries, Ltd.                                 828,182   1,969,602
#   Sanyang Industry Co., Ltd.                               776,000     710,602
#   ScinoPharm Taiwan, Ltd.                                  245,440     668,154
#   Shin Kong Financial Holding Co., Ltd.                 12,020,708   3,640,912
    Siliconware Precision Industries Co.                   3,473,324   5,146,662
    Siliconware Precision Industries Co. Sponsored ADR        67,173     498,424
    Simplo Technology Co., Ltd.                              419,000   2,182,809
    SinoPac Financial Holdings Co., Ltd.                   9,553,105   4,264,313
#   St Shine Optical Co., Ltd.                                52,000   1,104,025
#   Standard Foods Corp.                                     306,784     844,026
    Synnex Technology International Corp.                  1,493,756   2,324,667
    Taishin Financial Holding Co., Ltd.                   10,852,483   4,929,188
*   Taiwan Business Bank                                   4,885,871   1,425,597
    Taiwan Cement Corp.                                    4,294,720   6,824,040
    Taiwan Cooperative Financial Holding Co., Ltd.         8,088,371   4,302,749
    Taiwan FamilyMart Co., Ltd.                               33,000     229,804
#   Taiwan Fertilizer Co., Ltd.                            1,141,000   2,270,561
    Taiwan Glass Industry Corp.                            1,184,253   1,084,174
    Taiwan Mobile Co., Ltd.                                1,801,300   5,814,349
    Taiwan Secom Co., Ltd.                                    49,000     124,224
    Taiwan Semiconductor Manufacturing Co., Ltd.          25,188,808  98,975,776
#   Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                          223,463   4,491,606
    Teco Electric and Machinery Co., Ltd.                  2,803,000   3,048,149
#   Ton Yi Industrial Corp.                                  820,000     873,689
    Transcend Information, Inc.                              231,181     763,641
    Tripod Technology Corp.                                  482,870     951,760
    TSRC Corp.                                               633,300     929,963
    U-Ming Marine Transport Corp.                            551,860     929,299

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
TAIWAN -- (Continued)
    Uni-President Enterprises Corp.                        5,303,515 $  8,978,838
#   Unimicron Technology Corp.                             1,848,896    1,573,725
#   United Microelectronics Corp.                         18,189,000    7,930,679
    Vanguard International Semiconductor Corp.               999,000    1,369,019
*   Walsin Lihwa Corp.                                     3,769,000    1,238,117
    Wan Hai Lines, Ltd.                                    1,104,800      551,297
#*  Wintek Corp.                                           1,832,760      614,259
#   Wistron Corp.                                          4,093,444    3,420,498
    WPG Holdings, Ltd.                                     2,051,869    2,524,266
*   Yang Ming Marine Transport Corp.                       1,948,300      797,937
    Yuanta Financial Holding Co., Ltd.                    12,335,577    6,157,725
#   Yulon Motor Co., Ltd.                                  1,152,000    1,792,649
#   Zhen Ding Technology Holding, Ltd.                       359,700    1,044,574
                                                                     ------------
TOTAL TAIWAN                                                          559,286,107
                                                                     ------------
THAILAND -- (2.5%)
    Advanced Info Service PCL                              1,088,500    8,140,204
    Airports of Thailand PCL                                 423,700    2,553,198
    Bangkok Bank PCL(6077019)                                329,000    1,921,539
    Bangkok Bank PCL(6368360)                                575,500    3,352,341
    Bangkok Dusit Medical Services PCL                     5,300,000    2,423,980
    Bangkok Life Assurance PCL                               482,000    1,053,816
    Banpu PCL                                              1,479,200    1,371,323
    BEC World PCL                                            810,000    1,370,442
    Berli Jucker PCL                                         555,800      820,131
    Big C Supercenter PCL(6763932)                            24,600      144,438
    Big C Supercenter PCL(6368434)                           333,200    1,956,366
    Bumrungrad Hospital PCL                                  248,700      753,171
    Central Pattana PCL                                    1,308,100    1,829,157
    Central Plaza Hotel PCL                                  709,700      679,873
    Charoen Pokphand Foods PCL                             2,881,300    2,404,051
    CP ALL PCL                                             3,242,700    4,208,696
    Delta Electronics Thailand PCL                           480,400      846,193
    Electricity Generating PCL                               175,000      711,140
    Glow Energy PCL                                          445,700    1,070,864
    Home Product Center PCL                                3,844,917    1,063,412
    Indorama Ventures PCL                                  1,887,300    1,388,064
    Intouch Holdings PCL                                     488,100    1,176,508
    IRPC PCL                                              11,139,400    1,266,780
    Jasmine International PCL                              3,720,300      954,218
    Kasikornbank PCL(6364766)                                 52,000      307,726
    Kasikornbank PCL(6888794)                              1,146,600    6,962,512
    Krung Thai Bank PCL                                    6,579,087    3,679,897
    Land and Houses PCL(6581930)                             790,000      246,570
    Land and Houses PCL(6581941)                           2,961,500      906,021
    Minor International PCL                                1,542,100    1,172,301
    Pruksa Real Estate PCL                                 1,316,900      911,575
    PTT Exploration & Production PCL(B1359J0)              1,463,555    7,213,752
    PTT Exploration & Production PCL(B1359L2)                 65,409      322,396
    PTT Global Chemical PCL                                1,778,472    3,833,388
    PTT PCL                                                1,203,800   11,643,677
    Ratchaburi Electricity Generating Holding
      PCL(6362771)                                            74,600      122,758

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ---------- --------------
THAILAND -- (Continued)
    Ratchaburi Electricity Generating Holding
      PCL(6294249)                                           521,300 $      857,825
    Robinson Department Store PCL                            428,200        668,235
    Siam Cement PCL (The)(6609906)                           166,400      2,241,978
    Siam Cement PCL (The)(6609928)                           126,100      1,691,205
    Siam City Cement PCL                                     127,413      1,519,821
    Siam Commercial Bank PCL (The)                         1,203,066      6,152,887
    Siam Global House PCL                                  1,033,316        431,081
*   Thai Airways International PCL                           131,300         52,747
    Thai Oil PCL                                           1,007,500      1,626,758
    Thai Union Frozen Products PCL                           452,560        978,962
    Thaicom PCL                                              386,700        483,972
    TMB Bank PCL                                          19,412,000      1,379,716
    Total Access Communication PCL(B1YWK08)                  753,700      2,899,742
    Total Access Communication PCL(B231MK7)                  214,100        827,024
*   True Corp. PCL                                         5,807,400      1,211,371
                                                                     --------------
TOTAL THAILAND                                                          103,805,802
                                                                     --------------
TURKEY -- (1.7%)
    Akbank TAS                                             2,127,222      7,468,075
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S.              223,199      2,676,901
#   Arcelik A.S.                                             303,162      1,873,906
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                 97,871        435,788
    BIM Birlesik Magazalar A.S.                              236,317      5,470,397
    Coca-Cola Icecek A.S.                                     67,443      1,583,973
*   Dogan Yayin Holding A.S.                                       1             --
    Enka Insaat ve Sanayi A.S.                               458,239      1,392,934
#   Eregli Demir ve Celik Fabrikalari TAS                  2,104,839      2,928,833
    Ford Otomotiv Sanayi A.S.                                 77,123        872,677
#   KOC Holding A.S.                                         739,097      3,312,022
#   Koza Altin Isletmeleri A.S.                               48,987        491,229
#*  Migros Ticaret A.S.                                       33,309        301,090
*   Petkim Petrokimya Holding A.S.                            80,883        115,339
#   TAV Havalimanlari Holding A.S.                           172,250      1,383,023
    Tofas Turk Otomobil Fabrikasi A.S.                       144,924        889,513
    Tupras Turkiye Petrol Rafinerileri A.S.                  123,271      2,788,741
    Turk Hava Yollari                                      1,036,101      3,326,710
#   Turk Telekomunikasyon A.S.                               563,410      1,695,828
    Turk Traktor ve Ziraat Makineleri A.S.                    12,442        358,702
#*  Turkcell Iletisim Hizmetleri A.S.                        681,855      3,982,355
#*  Turkcell Iletisim Hizmetleri A.S. ADR                     73,838      1,069,174
    Turkiye Garanti Bankasi A.S.                           2,543,390      9,369,080
    Turkiye Halk Bankasi A.S.                                731,737      4,919,917
    Turkiye Is Bankasi                                     1,910,546      4,518,419
    Turkiye Sise ve Cam Fabrikalari A.S.                     711,487        893,097
#   Turkiye Vakiflar Bankasi Tao                           1,209,629      2,540,362
#   Ulker Biskuvi Sanayi A.S.                                121,920        934,313
#   Yapi ve Kredi Bankasi A.S.                             1,011,449      2,114,654
                                                                     --------------
TOTAL TURKEY                                                             69,707,052
                                                                     --------------
TOTAL COMMON STOCKS                                                   3,740,069,234
                                                                     --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.2%)
    AES Tiete SA                                            135,998 $  1,067,978
    Alpargatas SA                                            15,085       74,419
    Banco Bradesco SA                                     2,233,995   33,253,187
    Banco do Estado do Rio Grande do Sul SA Class B         200,100    1,122,660
    Braskem SA Class A                                       73,800      503,750
    Centrais Eletricas Brasileiras SA Class B               201,800    1,141,248
    Cia Brasileira de Distribuicao Grupo Pao de Acucar       95,700    4,528,019
    Cia de Gas de Sao Paulo Class A                          22,527      495,548
    Cia de Transmissao de Energia Eletrica Paulista          37,389      413,337
    Cia Energetica de Minas Gerais                          735,624    5,605,228
    Cia Energetica de Sao Paulo Class B                     229,010    2,714,535
    Cia Paranaense de Energia                                73,900    1,058,910
*   Empresa Nacional de Comercio Redito e Participacoes
      SA                                                        380        4,942
    Gerdau SA                                               836,068    5,013,221
    Itau Unibanco Holding SA                              2,568,240   42,386,470
    Itau Unibanco Holding SA ADR                            116,961    1,913,475
    Lojas Americanas SA                                     471,267    3,569,772
    Marcopolo SA                                            290,900      533,594
    Oi SA                                                   810,058      777,453
    Petroleo Brasileiro SA                                  935,300    6,950,520
    Petroleo Brasileiro SA Sponsored ADR                  1,981,166   29,321,257
    Suzano Papel e Celulose SA Class A                      419,600    1,368,087
    Telefonica Brasil SA                                    260,184    5,465,643
*   Usinas Siderurgicas de Minas Gerais SA Class A          609,817    2,384,843
    Vale SA                                               1,529,491   18,122,728
    Vale SA Sponsored ADR                                   483,572    5,740,000
                                                                    ------------
TOTAL BRAZIL                                                         175,530,824
                                                                    ------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                           9,255       37,233
                                                                    ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                      81,066      168,070
    Banco Davivienda SA                                     114,619    1,632,362
    Bancolombia SA                                           10,827      153,188
    Grupo Aval Acciones y Valores                         1,656,267    1,120,385
    Grupo de Inversiones Suramericana SA                     71,854    1,417,360
                                                                    ------------
TOTAL COLOMBIA                                                         4,491,365
                                                                    ------------
INDIA -- (0.0%)
    Zee Entertainment Enterprises, Ltd., 6.000%           8,184,078      104,480
                                                                    ------------
TOTAL PREFERRED STOCKS                                               180,163,902
                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   AMBEV SA Rights 05/27/14                                  1,197          134
*   Cia De Gas De Sao Paulo Comgas Rights 05/28/14              385           --
*   Klabin SA Rights 05/23/14                                22,582        1,013
                                                                    ------------
TOTAL BRAZIL                                                               1,147
                                                                    ------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES       VALUE++
                                                          ---------- --------------
HONG KONG -- (0.0%)
#*  Fosun International, Ltd. Rights 05/12/14                133,959 $          674
                                                                     --------------
PHILIPPINES -- (0.0%)
*   China Banking Corp. Rights 05/07/14                          156             19
                                                                     --------------
SOUTH KOREA -- (0.0%)
*   GS Engineering & Construction Corp. Rights 06/03/14       12,473        105,022
                                                                     --------------
THAILAND -- (0.0%)
*   LH W3 R Warrants 04/29/17                                592,300        117,142
*   LH W3 Warrants 04/29/17                                  158,000         32,225
                                                                     --------------
TOTAL THAILAND                                                              149,367
                                                                     --------------
TOTAL RIGHTS/WARRANTS                                                       256,229
                                                                     --------------
                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)       VALUE+
                                                          ---------- --------------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@ DFA Short Term Investment Fund                       24,744,687    286,296,034
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,075,524,424)                  $4,206,785,399
                                                                     ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil                      $  284,053,598             --   --    $  284,053,598
   Chile                           64,710,527             --   --        64,710,527
   China                          119,688,115 $  432,550,151   --       552,238,266
   Colombia                        29,238,872             --   --        29,238,872
   Czech Republic                          --     12,511,686   --        12,511,686
   Egypt                                   --      4,201,649   --         4,201,649
   Greece                                  --     22,410,533   --        22,410,533
   Hungary                                 --     12,077,981   --        12,077,981
   India                           26,959,956    281,731,075   --       308,691,031
   Indonesia                          441,711    119,665,163   --       120,106,874
   Malaysia                                --    176,669,748   --       176,669,748
   Mexico                         216,214,648             --   --       216,214,648
   Peru                            12,233,584             --   --        12,233,584
   Philippines                        466,980     54,696,219   --        55,163,199
   Poland                                  --     78,941,659   --        78,941,659
   Russia                           5,314,230    136,275,308   --       141,589,538
   South Africa                    49,122,772    282,609,302   --       331,732,074
   South Korea                     18,871,719    565,613,087   --       584,484,806
   Taiwan                          14,168,502    545,117,605   --       559,286,107
   Thailand                       103,805,802             --   --       103,805,802
   Turkey                           1,069,174     68,637,878   --        69,707,052
Preferred Stocks
   Brazil                         175,530,824             --   --       175,530,824
   Chile                               37,233             --   --            37,233
   Colombia                         4,491,365             --   --         4,491,365
   India                              104,480             --   --           104,480
Rights/Warrants
   Brazil                                  --          1,147   --             1,147
   Hong Kong                               --            674   --               674
   Philippines                             --             19   --                19
   South Korea                             --        105,022   --           105,022
   Thailand                                --        149,367   --           149,367
Securities Lending Collateral              --    286,296,034   --       286,296,034
                               -------------- --------------   --    --------------
TOTAL                          $1,126,524,092 $3,080,261,307   --    $4,206,785,399
                               ============== ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (87.9%)
BRAZIL -- (6.9%)
    Abril Educacao SA                                       256,449 $ 3,277,842
    Aliansce Shopping Centers SA                            790,850   6,526,123
    ALL - America Latina Logistica SA                     2,092,128   8,285,005
    Alpargatas SA                                            98,003     443,480
    Anhanguera Educacional Participacoes SA               2,379,735  14,728,262
    Arezzo Industria e Comercio SA                          397,935   4,452,732
    Autometal SA                                            304,359   2,525,234
*   B2W Cia Digital                                         629,960   7,000,968
    Banco Alfa de Investimento SA                               500       1,218
    Banco Mercantil do Brasil SA                              1,327       6,249
    Bematech SA                                             354,137   1,324,589
*   BHG SA - Brazil Hospitality Group                       185,702   1,157,645
    Brasil Brokers Participacoes SA                       1,147,111   2,253,323
    Brasil Insurance Participacoes e Administracao SA       572,226   2,556,058
    BrasilAgro - Co. Brasileira de Propriedades Agricolas    48,100     193,069
*   Brazil Pharma SA                                        711,000   1,160,686
*   Brookfield Incorporacoes SA                           1,364,667     875,198
    Cia de Locacao das Americas                             216,000     280,928
    Cia de Saneamento de Minas Gerais-COPASA                494,521   7,718,054
    Cia Hering                                            1,041,790  11,007,769
    Cia Providencia Industria e Comercio SA                  99,750     361,914
*   Contax Participacoes SA                                 176,335   1,328,592
*   CR2 Empreendimentos Imobiliarios SA                       9,400      12,858
    Cremer SA                                               114,546     857,907
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                          46,800     375,072
    Dimed SA Distribuidora da Medicamentos                      300      19,778
    Direcional Engenharia SA                                810,509   3,954,855
    EDP - Energias do Brasil SA                           2,249,598   9,776,255
*   Eneva SA                                                209,119     115,357
    Equatorial Energia SA                                 1,447,935  13,221,194
    Estacio Participacoes SA                              1,643,304  17,599,327
    Eternit SA                                              578,489   2,254,544
    Even Construtora e Incorporadora SA                   2,116,367   6,814,896
    Ez Tec Empreendimentos e Participacoes SA               519,358   6,375,077
*   Fertilizantes Heringer SA                               131,400     311,742
    Fleury SA                                               549,451   3,686,416
    Forjas Taurus SA                                         35,969      22,261
    Fras-Le SA                                               37,875      68,794
    Gafisa SA                                             2,762,200   4,496,821
#   Gafisa SA ADR                                         1,246,302   4,125,260
*   General Shopping Brasil SA                              168,117     520,995
*   Gol Linhas Aereas Inteligentes SA ADR                   195,800   1,272,700
    Grendene SA                                             513,934   3,249,902
    Guararapes Confeccoes SA                                 32,100   1,497,208
    Helbor Empreendimentos SA                             1,228,893   4,188,625
    Iguatemi Empresa de Shopping Centers SA                 667,200   6,633,849
*   Industria de Bebidas Antarctica Polar SA                 23,000          --
    Industrias Romi SA                                      163,600     370,526
    International Meal Co. Holdings SA                      492,394   3,897,636
    Iochpe-Maxion SA                                        690,508   6,246,237
    JHSF Participacoes SA                                   782,247   1,273,487

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
BRAZIL -- (Continued)
    Joao Fortes Engenharia SA                                 71,652 $   151,675
    JSL SA                                                   631,500   3,421,245
    Kepler Weber SA                                          118,346   1,926,655
    Light SA                                                 756,607   6,039,962
    Localiza Rent a Car SA                                    86,752   1,295,590
*   Log-in Logistica Intermodal SA                           382,250   1,369,740
    LPS Brasil Consultoria de Imoveis SA                     609,479   3,047,737
    Magnesita Refratarios SA                               1,296,871   2,756,887
    Mahle-Metal Leve SA Industria e Comercio                 363,800   3,591,092
    Marcopolo SA                                              28,000      50,230
*   Marfrig Global Foods SA                                1,809,559   3,376,058
    Marisa Lojas SA                                          395,564   2,675,235
    Mills Estruturas e Servicos de Engenharia SA             703,026   8,866,057
*   Minerva SA                                               875,969   3,936,410
*   MMX Mineracao e Metalicos SA                             269,962     313,578
    MRV Engenharia e Participacoes SA                      3,395,133  10,749,922
    Multiplus SA                                             432,484   5,533,700
    Odontoprev SA                                          2,549,265  10,232,502
*   Paranapanema SA                                        1,451,356   2,388,822
*   PDG Realty SA Empreendimentos e Participacoes         11,912,853   7,319,479
    Portobello SA                                            185,700     424,743
    Positivo Informatica SA                                  189,100     197,602
    Profarma Distribuidora de Produtos Farmaceuticos SA      152,663   1,218,702
    QGEP Participacoes SA                                    801,694   3,084,890
    Raia Drogasil SA                                         640,875   5,460,982
    Redentor Energia SA                                        7,800      18,890
    Restoque Comercio e Confeccoes de Roupas SA              771,308   2,141,225
    Rodobens Negocios Imobiliarios SA                        168,138     871,701
*   Rossi Residencial SA                                   3,233,729   2,320,424
    Santos Brasil Participacoes SA                           388,888   3,116,685
    Sao Carlos Empreendimentos e Participacoes SA             47,859     751,234
    Sao Martinho SA                                          456,762   6,841,956
    SLC Agricola SA                                          417,618   3,183,992
    Sonae Sierra Brasil SA                                   236,846   1,908,789
*   Springs Global Participacoes SA                          278,188     155,952
    Sul America SA                                         1,801,909  13,212,784
*   T4F Entretenimento SA                                    213,800     484,220
    Technos SA                                               203,400   1,191,346
    Tecnisa SA                                             1,078,756   3,352,743
    Tegma Gestao Logistica                                   210,735   1,762,623
    Tempo Participacoes SA                                   266,802     518,109
    Tereos Internacional SA                                  442,183     354,976
    Totvs SA                                                 604,100   9,864,461
    TPI - Triunfo Participacoes e Investimentos SA           321,701   1,255,207
    Trisul SA                                                 37,542      68,021
    UNICASA Industria de Moveis SA                           227,700     434,006
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                          434,550   6,733,357
*   Vanguarda Agro SA                                      1,679,236   2,394,874
    Via Varejo SA                                            205,862     655,509

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
BRAZIL -- (Continued)
*   Viver Incorporadora e Construtora SA                     329,889 $     23,672
                                                                     ------------
TOTAL BRAZIL                                                          333,750,768
                                                                     ------------
CHILE -- (1.2%)
    Banmedica SA                                           1,562,213    2,533,296
    Besalco SA                                             2,234,772    1,956,522
    Cementos BIO BIO SA                                      452,622      413,112
    CFR Pharmaceuticals SA                                 4,483,445      913,765
    Cia General de Electricidad SA                            44,656      209,725
*   Cia Pesquera Camanchaca SA                               194,645        9,966
*   Cia Sud Americana de Vapores SA                       38,854,946    1,845,464
    Cintac SA                                                324,650       67,835
    Clinica LAS Condes SA                                        349       26,225
    Cristalerias de Chile SA                                 156,836    1,153,502
    Cruz Blanca Salud SA                                     794,071      668,463
    E.CL SA                                                2,700,692    3,430,339
    Empresa Electrica Pilmaiquen                              46,897      212,770
*   Empresas AquaChile SA                                  1,222,257      833,965
    Empresas Hites SA                                      1,245,628      695,603
    Empresas Iansa SA                                     20,421,762      807,091
*   Empresas La Polar SA                                   4,856,212      481,959
    Enjoy SA                                               1,299,391      170,387
    Forus SA                                                 725,846    3,061,583
    Gasco SA                                                 128,026    1,123,125
    Grupo Security SA                                      1,563,887      546,004
    Inversiones Aguas Metropolitanas SA                    3,001,025    4,967,483
    Inversiones La Construccion SA                            27,654      363,897
    Invexans SA                                           27,288,748      489,428
    Latam Airlines Group SA                                  134,619    1,947,063
*   Madeco SA                                             27,288,748      113,894
    Masisa SA                                             14,224,085      705,841
    Molibdenos y Metales SA                                    5,009       68,132
*   Multiexport Foods SA                                   3,401,667      765,572
    Parque Arauco SA                                       5,518,473    9,876,927
    PAZ Corp. SA                                           1,149,956      644,010
    Ripley Corp. SA                                        5,102,934    3,319,026
    Salfacorp SA                                           2,133,718    1,834,017
    Sigdo Koppers SA                                         698,793    1,139,360
    Sociedad Matriz SAAM SA                               24,742,555    1,999,558
    Socovesa SA                                            2,895,998      538,905
    Sonda SA                                                 221,045      511,229
    Soquimich Comercial SA                                   367,478       81,639
    Vina Concha y Toro SA                                  3,824,015    7,996,983
#   Vina Concha y Toro SA Sponsored ADR                        2,025       84,848
    Vina San Pedro Tarapaca SA                            40,093,814      270,014
                                                                     ------------
TOTAL CHILE                                                            58,878,527
                                                                     ------------
CHINA -- (12.4%)
    361 Degrees International, Ltd.                        2,673,000      614,319
    Agile Property Holdings, Ltd.                          6,086,000    4,935,549
    Ajisen China Holdings, Ltd.                            1,988,000    1,678,611
    AMVIG Holdings, Ltd.                                   1,964,000      714,970

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
#*  Angang Steel Co., Ltd. Class H                         2,582,000 $1,567,987
    Anhui Expressway Co., Ltd. Class H                     2,418,000  1,323,778
#   Anta Sports Products, Ltd.                             3,936,000  5,749,235
#   Anton Oilfield Services Group                          4,904,000  3,256,698
#   Anxin-China Holdings, Ltd.                            11,211,000  1,766,350
    Asia Cement China Holdings Corp.                       2,176,500  1,582,411
*   Asia Energy Logistics Group, Ltd.                     26,160,000    249,643
#   Asian Citrus Holdings, Ltd.                            3,627,000    754,069
*   Ausnutria Dairy Corp., Ltd.                              365,000     12,900
*   AVIC International Holdings, Ltd.                        708,000    256,330
    AviChina Industry & Technology Co., Ltd. Class H       8,290,788  4,437,439
#   Baoxin Auto Group, Ltd.                                1,473,000  1,115,728
    Baoye Group Co., Ltd. Class H                          1,860,000  1,104,828
*   BaWang International Group Holding, Ltd.               1,658,000     84,653
    BBMG Corp. Class H                                     1,993,000  1,397,765
    Beijing Capital International Airport Co., Ltd.
      Class H                                              9,040,000  6,315,854
#   Beijing Capital Land, Ltd. Class H                     6,142,500  2,069,105
    Beijing Enterprises Water Group, Ltd.                 11,929,660  7,551,070
    Beijing Jingkelong Co., Ltd. Class H                      77,749     21,789
#   Beijing Jingneng Clean Energy Co., Ltd. Class H        2,708,000  1,170,807
    Beijing North Star Co., Ltd. Class H                   2,644,000    617,294
    Biostime International Holdings, Ltd.                     98,000    651,896
#   Bloomage Biotechnology Corp., Ltd.                       355,000    957,799
#   Boer Power Holdings, Ltd.                              1,317,000  1,728,744
#   Bosideng International Holdings, Ltd.                 12,146,000  1,792,589
*   BYD Electronic International Co., Ltd.                 3,864,815  2,382,220
    C C Land Holdings, Ltd.                                6,255,343  1,174,408
    C.banner International Holdings, Ltd.                     62,000     20,568
    Carrianna Group Holdings Co., Ltd.                     1,759,257    352,644
    Cecep Costin New Materials Grp, Ltd.                     299,000    142,975
    Central China Real Estate, Ltd.                        3,147,626    777,125
*   CGN Mining Co., Ltd.                                   2,905,000    300,568
#   Changshouhua Food Co., Ltd.                            1,493,000  1,516,788
#*  Chaoda Modern Agriculture Holdings, Ltd.               6,771,138    541,691
#   Chaowei Power Holdings, Ltd.                           2,069,000  1,065,593
*   Chigo Holding, Ltd.                                   22,234,000    505,555
    Chiho-Tiande Group, Ltd.                                  64,000     31,327
    China Aerospace International Holdings, Ltd.          10,430,500  1,052,847
    China Agri-Industries Holdings, Ltd.                   9,414,800  3,766,726
#   China All Access Holdings, Ltd.                        3,184,000  1,319,196
*   China Animal Healthcare, Ltd.                          1,752,000  1,149,493
    China Aoyuan Property Group, Ltd.                      5,325,000    907,384
    China Automation Group, Ltd.                           3,231,000    575,148
    China BlueChemical, Ltd.                               5,842,000  3,136,086
*   China Chengtong Development Group, Ltd.                1,562,000     48,242
    China Communications Services Corp., Ltd. Class H      9,838,000  4,979,890
#   China Datang Corp. Renewable Power Co., Ltd. Class H   9,709,000  1,281,618
#   China Dongxiang Group Co.                             13,246,985  2,348,721
*   China Dredging Environment Protection Holdings, Ltd.   1,676,000    577,205
*   China Energine International Holdings, Ltd.            4,080,000    358,589
    China Everbright International, Ltd.                   4,843,800  6,058,088
    China Everbright, Ltd.                                 3,554,000  4,762,869

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    China Fiber Optic Network System Group, Ltd.           2,300,000 $  538,761
#*  China Foods, Ltd.                                      3,764,000  1,273,719
*   China Glass Holdings, Ltd.                             3,590,000    431,842
*   China Green Holdings, Ltd.                             1,212,000     76,148
#*  China Haidian Holdings, Ltd.                           8,160,000  1,033,781
*   China High Precision Automation Group, Ltd.            1,289,000    202,836
#*  China High Speed Transmission Equipment Group Co.,
      Ltd.                                                 5,250,000  3,670,078
#   China Hongqiao Group, Ltd.                             3,378,000  2,316,935
*   China Household Holdings, Ltd.                         3,730,000    108,249
*   China Huiyuan Juice Group, Ltd.                        2,661,500  1,743,201
#   China ITS Holdings Co., Ltd.                           3,756,000    709,586
*   China Jiuhao Health Industry Corp., Ltd.               5,800,000    292,064
    China Lesso Group Holdings, Ltd.                       3,782,000  2,014,640
#   China Lilang, Ltd.                                     2,204,000  1,423,254
#   China Lumena New Materials Corp.                      14,530,000  2,342,657
#   China Medical System Holdings, Ltd.                    4,204,500  4,981,992
#*  China Metal Recycling Holdings, Ltd.                   2,401,686    547,686
*   China Mining Resources Group, Ltd.                     5,666,000     63,952
#*  China Modern Dairy Holdings, Ltd.                      5,468,000  2,361,227
    China Molybdenum Co., Ltd. Class H                       116,000     51,741
#   China National Materials Co., Ltd.                     3,927,000    761,690
#*  China New Town Development Co., Ltd.                   6,403,148    480,736
#   China Oil & Gas Group, Ltd.                           17,240,000  2,853,344
    China Outfitters Holdings, Ltd.                           24,000      3,704
    China Overseas Grand Oceans Group, Ltd.                3,221,500  1,916,725
#   China Power International Development, Ltd.           11,088,000  3,992,364
#*  China Power New Energy Development Co., Ltd.          29,180,000  1,530,016
#*  China Precious Metal Resources Holdings Co., Ltd.     14,492,318  1,441,099
*   China Properties Group, Ltd.                           2,464,000    554,489
    China Qinfa Group, Ltd.                                2,656,000    113,158
#*  China Rare Earth Holdings, Ltd.                        5,968,000    762,663
#*  China Rongsheng Heavy Industries Group Holdings, Ltd. 15,127,500  2,604,516
*   China Ruifeng Renewable Energy Holdings, Ltd.          3,376,000    701,291
#   China Sanjiang Fine Chemicals Co., Ltd.                2,889,000  1,265,286
#   China SCE Property Holdings, Ltd.                      4,341,200    941,465
    China Shanshui Cement Group, Ltd.                      8,790,000  3,411,568
    China Shineway Pharmaceutical Group, Ltd.              1,376,200  2,404,281
#*  China Shipping Container Lines Co., Ltd. Class H       6,987,000  1,646,261
#*  China Shipping Development Co., Ltd. Class H           8,656,000  4,744,909
#   China Singyes Solar Technologies Holdings, Ltd.        2,426,200  3,560,843
#   China South City Holdings, Ltd.                        8,764,000  3,680,862
    China Southern Airlines Co., Ltd. Class H              2,850,000    851,070
    China Southern Airlines Co., Ltd. Sponsored ADR            2,821     42,484
    China Starch Holdings, Ltd.                            6,470,000    166,475
#   China Suntien Green Energy Corp., Ltd. Class H         8,092,000  2,741,090
    China Taifeng Beddings Holdings, Ltd.                  1,500,000    166,873
*   China Taiping Insurance Holdings Co., Ltd.             3,573,600  5,679,064
#*  China Tian Lun Gas Holdings, Ltd.                        573,000    528,635
    China Tianyi Holdings, Ltd.                            1,876,000    252,481
*   China Tontine Wines Group, Ltd.                        1,610,000     69,598
*   China Traditional Chinese Medicine Co., Ltd.           2,158,000    921,320
    China Travel International Inv HK                     14,349,900  2,890,497

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
*   China Vanadium Titano - Magnetite Mining Co., Ltd.     5,311,000 $  665,451
#   China Water Affairs Group, Ltd.                        5,682,000  1,922,953
#*  China Water Industry Group, Ltd.                       1,524,000    250,484
*   China WindPower Group, Ltd.                           22,054,964  1,431,104
#*  China Yurun Food Group, Ltd.                           6,590,000  3,185,376
#*  China ZhengTong Auto Services Holdings, Ltd.           3,793,500  2,067,859
#*  China Zhongwang Holdings, Ltd.                         6,878,400  2,149,951
#*  Chinasoft International, Ltd.                          4,186,000  1,210,213
#*  ChinaVision Media Group, Ltd.                         12,460,000  2,397,930
*   Chinese People Holdings Co., Ltd.                      8,028,000    212,301
*   Chongqing Iron & Steel Co., Ltd. Class H               2,247,400    321,797
    Chongqing Machinery & Electric Co., Ltd. Class H       5,110,000    661,064
    Chongqing Rural Commercial Bank Class H                2,011,000    876,574
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                       2,353,000    714,498
    CIMC Enric Holdings, Ltd.                              2,094,000  3,026,937
*   Citic 21CN Co., Ltd.                                   5,303,200  2,957,861
*   CITIC Dameng Holdings, Ltd.                              274,000     19,519
*   CITIC Resources Holdings, Ltd.                        11,574,600  1,689,879
    Clear Media, Ltd.                                        243,000    243,027
*   Coastal Greenland, Ltd.                                5,154,000    161,376
#*  Comba Telecom Systems Holdings, Ltd.                   3,908,077    995,250
*   Comtec Solar Systems Group, Ltd.                       3,378,000    538,164
    Coolpad Group, Ltd.                                    5,732,000  2,488,290
#   Cosco International Holdings, Ltd.                     2,703,000  1,127,280
    COSCO Pacific, Ltd.                                      544,000    730,161
*   Coslight Technology International Group, Ltd.            484,000    337,843
    CP Pokphand Co., Ltd.                                 19,994,594  2,214,656
#   CPMC Holdings, Ltd.                                    1,830,000  1,448,574
    CSPC Pharmaceutical Group, Ltd.                        3,553,877  2,938,075
*   DaChan Food Asia, Ltd.                                 1,725,955    204,824
#   Dah Chong Hong Holdings, Ltd.                          3,445,000  2,183,833
    Dalian Port PDA Co., Ltd. Class H                      4,986,000  1,178,759
#   Daphne International Holdings, Ltd.                    5,192,000  2,084,506
#   Dawnrays Pharmaceutical Holdings, Ltd.                 1,366,943  1,028,874
#*  DBA Telecommunication Asia Holdings, Ltd.              2,108,000    103,593
    Digital China Holdings, Ltd.                           3,529,800  3,269,317
    Dongfang Electric Corp., Ltd. Class H                    137,400    214,183
#   Dongjiang Environmental Co., Ltd. Class H                210,000    761,172
#   Dongyue Group, Ltd.                                    5,390,000  2,162,921
#*  Dynasty Fine Wines Group, Ltd.                         1,614,000     56,208
    Embry Holdings, Ltd.                                     473,000    276,148
    EVA Precision Industrial Holdings, Ltd.                4,534,435    761,479
*   EverChina International Holdings Co., Ltd.            17,180,000    765,128
    Evergreen International Holdings, Ltd.                 1,246,000    149,751
*   Extrawell Pharmaceutical Holdings, Ltd.                6,867,921    333,113
    Fantasia Holdings Group Co., Ltd.                      8,451,000  1,126,837
#   First Tractor Co., Ltd. Class H                        3,351,176  1,962,553
#   Franshion Properties China, Ltd.                      15,840,300  4,954,331
#   Fufeng Group, Ltd.                                     5,262,600  2,005,194
#   Geely Automobile Holdings, Ltd.                       21,785,000  7,573,243
*   Global Bio-Chem Technology Group Co., Ltd.             9,644,800    330,860
*   Global Sweeteners Holdings, Ltd.                         770,951     43,034

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
*   Glorious Property Holdings, Ltd.                      13,214,501 $1,894,228
    Goldbond Group Holdings, Ltd.                            210,000     10,183
#   Golden Eagle Retail Group, Ltd.                        2,608,000  3,373,279
    Golden Meditech Holdings, Ltd.                         9,470,368    819,568
#   Goldlion Holdings, Ltd.                                1,017,962    466,165
#   GOME Electrical Appliances Holding, Ltd.              43,306,000  8,119,841
    Good Friend International Holdings, Inc.                 404,667    125,466
#   Goodbaby International Holdings, Ltd.                  2,969,000  1,625,852
*   Great Wall Technology Co., Ltd. Class H                2,212,950    861,633
    Greatview Aseptic Packaging Co., Ltd.                  1,740,000  1,061,706
    Greenland Hong Kong Holdings, Ltd.                     1,309,000    598,944
    Greentown China Holdings, Ltd.                         2,827,148  2,847,328
    Guangdong Land Holdings, Ltd.                          4,396,800    868,032
#   Guangshen Railway Co., Ltd. Class H                    5,688,000  2,148,853
    Guangshen Railway Co., Ltd. Sponsored ADR                  5,067     95,969
    Guangzhou Shipyard International Co., Ltd. Class H       159,400    281,260
#   Guodian Technology & Environment Group Co., Ltd.
      Class H                                              2,383,000    594,480
    Hainan Meilan International Airport Co., Ltd. Class H    720,000    683,623
#   Haitian International Holdings, Ltd.                   2,189,000  4,404,348
#*  Hanergy Solar Group, Ltd.                             42,960,000  6,222,463
    Harbin Electric Co., Ltd. Class H                      3,219,413  1,900,666
    Henderson Investment, Ltd.                               596,000     46,193
*   Heng Tai Consumables Group, Ltd.                      14,673,193    268,707
#   Hengdeli Holdings, Ltd.                               11,125,399  2,139,991
*   Hi Sun Technology China, Ltd.                            711,000    152,722
#*  Hidili Industry International Development, Ltd.        5,079,000    586,746
#   Hilong Holding, Ltd.                                   2,898,000  1,510,461
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H    1,906,000  2,252,752
*   HKC Holdings, Ltd.                                    17,896,447    485,375
#   Honghua Group, Ltd.                                    5,221,000  1,228,640
    Hopefluent Group Holdings, Ltd.                          355,670    116,573
#   Hopewell Highway Infrastructure, Ltd.                  3,981,000  1,946,729
#*  Hopson Development Holdings, Ltd.                      3,476,000  3,415,815
    HOSA International, Ltd.                                 238,000     73,996
#   Hua Han Bio-Pharmaceutical Holdings, Ltd.              9,070,277  1,894,930
*   Hua Lien International Holding Co., Ltd.                 998,000     41,182
#   Huabao International Holdings, Ltd.                    8,548,014  4,048,834
    Huadian Power International Corp., Ltd. Class H        4,506,000  2,448,885
    Huaneng Renewables Corp., Ltd. Class H                10,100,000  3,139,755
*   Huili Resources Group, Ltd.                              458,000     90,397
#*  Hunan Nonferrous Metal Corp., Ltd. Class H             9,038,000  2,623,280
    Hutchison Harbour Ring, Ltd.                           7,098,000    540,573
    Inspur International, Ltd.                             2,056,000    360,969
    Intime Retail Group Co., Ltd.                          4,317,500  4,240,067
#*  Jinchuan Group International Resources Co., Ltd.       2,754,000    318,200
    Jingwei Textile Machinery Class H                      1,272,000  1,116,367
#   Ju Teng International Holdings, Ltd.                   3,786,000  2,807,206
*   Kai Yuan Holdings, Ltd.                               11,240,000    208,712
#   Kaisa Group Holdings, Ltd.                             8,774,000  2,780,099
*   Kasen International Holdings, Ltd.                       222,000     47,358
    Kingboard Chemical Holdings, Ltd.                      3,127,921  5,978,058
    Kingboard Laminates Holdings, Ltd.                     4,331,000  1,680,480

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
#*  Kingdee International Software Group Co., Ltd.         3,315,200 $  995,735
#   Kingsoft Corp., Ltd.                                   2,937,000  9,102,261
    KWG Property Holding, Ltd.                             5,363,950  2,982,857
#   Labixiaoxin Snacks Group, Ltd.                         1,764,000    682,579
    Lai Fung Holdings, Ltd.                               26,020,440    554,934
    Le Saunda Holdings, Ltd.                               1,364,000    651,651
    Lee & Man Chemical Co., Ltd.                             934,785    446,883
    Lee & Man Paper Manufacturing, Ltd.                    7,511,000  4,073,571
#*  Li Ning Co., Ltd.                                      1,301,250    908,408
#   Lianhua Supermarket Holdings Co., Ltd. Class H         1,714,600    950,592
*   Lifetech Scientific Corp.                                152,000    219,306
    Lijun International Pharmaceutical Holding Co., Ltd.   6,948,000  2,840,202
    Lingbao Gold Co., Ltd. Class H                         1,424,000    252,798
*   LK Technology Holdings, Ltd.                             837,500    100,956
*   Lonking Holdings, Ltd.                                10,823,000  2,004,634
*   Loudong General Nice Resources China Holdings, Ltd.    7,842,140    556,334
*   Maanshan Iron & Steel Co., Ltd. Class H                7,700,000  1,614,085
*   Madex International Holdings, Ltd.                    11,760,000    185,335
    Maoye International Holdings, Ltd.                     5,611,000    804,947
#   Microport Scientific Corp.                             1,897,000  1,290,011
#   MIE Holdings Corp.                                     3,484,000    656,518
    MIN XIN Holdings, Ltd.                                   418,000    215,783
#*  Mingfa Group International Co., Ltd.                   5,260,000  1,316,977
*   Mingyuan Medicare Development Co., Ltd.                  510,000     10,799
#   Minmetals Land, Ltd.                                   5,756,000    647,329
#   Minth Group, Ltd.                                      2,667,000  4,202,671
#*  MMG, Ltd.                                              7,542,000  1,756,247
*   MOBI Development Co., Ltd.                               551,000    122,508
*   Nan Hai Corp., Ltd.                                   25,550,000    164,822
    Nanjing Panda Electronics Co., Ltd. Class H              608,000    360,740
    Nature Flooring Holding Co., Ltd.                        453,000     84,766
#   NetDragon Websoft, Inc.                                  741,544  1,267,681
    New World China Land, Ltd.                               430,000    356,417
    New World Department Store China, Ltd.                 2,189,462  1,025,214
*   Newton Resources, Ltd.                                   300,000     27,949
#   Nine Dragons Paper Holdings, Ltd.                      9,283,000  6,108,185
*   North Mining Shares Co., Ltd.                         19,560,000    909,413
#   NVC Lighting Holdings, Ltd.                            5,649,000  1,411,016
    O-Net Communications Group, Ltd.                       1,308,000    340,412
    Overseas Chinese Town Asia Holdings, Ltd.                764,183    267,617
#   Pacific Online, Ltd.                                   1,606,365    871,728
#   Parkson Retail Group, Ltd.                             4,454,000  1,305,943
#*  PAX Global Technology, Ltd.                            1,141,000    597,186
    Peak Sport Products Co., Ltd.                          2,750,000    771,249
*   PetroAsian Energy Holdings, Ltd.                       3,192,000     50,613
#   Phoenix Satellite Television Holdings, Ltd.            5,384,000  1,927,093
#   Poly Property Group Co., Ltd.                          8,759,000  3,803,012
#   Ports Design, Ltd.                                     1,600,000    761,473
*   Pou Sheng International Holdings, Ltd.                 6,659,806    283,655
#   Powerlong Real Estate Holdings, Ltd.                   5,740,000    867,306
#   Prince Frog International Holdings, Ltd.               1,747,000    501,067
*   Prosperity International Holdings HK, Ltd.             5,020,000    171,625

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
CHINA -- (Continued)
    Qingling Motors Co., Ltd. Class H                      1,694,000 $   520,037
    Qunxing Paper Holdings Co., Ltd.                         669,913     174,370
*   Real Gold Mining, Ltd.                                   300,500      10,194
    Real Nutriceutical Group, Ltd.                         3,484,000     741,895
    Regent Manner International Holdings, Ltd.             2,844,000     498,886
#*  Renhe Commercial Holdings Co., Ltd.                   52,418,000   3,008,074
#   REXLot Holdings, Ltd.                                 36,501,502   3,824,853
#   Road King Infrastructure, Ltd.                         1,173,000   1,079,351
    Samson Holding, Ltd.                                   3,499,000     460,773
#   Sany Heavy Equipment International Holdings Co., Ltd.  4,149,000     964,142
    Sateri Holdings, Ltd.                                    119,500      22,184
#*  Semiconductor Manufacturing International Corp.       94,444,000   7,763,254
    Shandong Chenming Paper Holdings, Ltd. Class H         1,597,500     706,253
    Shandong Molong Petroleum Machinery Co., Ltd. Class H    670,962     185,016
    Shanghai Industrial Holdings, Ltd.                     1,571,000   4,845,061
*   Shanghai Industrial Urban Development Group, Ltd.      6,934,000   1,325,535
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                         4,348,000   1,080,931
    Shanghai Prime Machinery Co., Ltd. Class H             4,298,000     648,003
*   Shanghai Zendai Property, Ltd.                         8,390,000     132,216
    Shengli Oil & Gas Pipe Holdings, Ltd.                  4,506,000     229,814
#   Shenguan Holdings Group, Ltd.                          4,814,000   2,061,891
    Shenzhen Expressway Co., Ltd. Class H                  3,298,400   1,496,481
    Shenzhen International Holdings, Ltd.                  4,442,428   5,397,182
    Shenzhen Investment, Ltd.                             12,530,912   4,111,693
    Shenzhou International Group Holdings, Ltd.            1,252,000   4,303,408
*   Shougang Concord International Enterprises Co., Ltd.  22,396,000   1,043,511
#   Shougang Fushan Resources Group, Ltd.                 21,052,000   6,254,317
    Shui On Land, Ltd.                                    17,840,143   4,749,998
*   Shunfeng Photovoltaic International, Ltd.              3,236,000   4,183,566
    Sichuan Expressway Co., Ltd. Class H                   4,094,000   1,226,492
    Sihuan Pharmaceutical Holdings Group, Ltd.             4,429,000   4,861,028
*   Sijia Group Co.                                        1,076,350      35,680
    Silver Grant International Industries, Ltd.            4,750,000     600,437
*   SIM Technology Group, Ltd.                               510,000      23,437
    Sino Biopharmaceutical, Ltd.                          13,536,000  10,605,251
*   Sino Oil And Gas Holdings, Ltd.                       42,847,766   1,190,289
#   Sino-Ocean Land Holdings, Ltd.                        11,470,851   6,034,761
#   Sinofert Holdings, Ltd.                               11,291,327   1,387,023
#*  Sinolink Worldwide Holdings, Ltd.                     10,218,800     793,431
    SinoMedia Holding, Ltd.                                  832,000     730,564
#   Sinopec Kantons Holdings, Ltd.                         1,632,000   1,522,806
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H       3,558,001     791,934
    Sinotrans Shipping, Ltd.                               5,646,086   1,633,469
    Sinotrans, Ltd. Class H                                7,980,000   4,394,095
    Sinotruk Hong Kong, Ltd.                               2,735,000   1,455,374
#   SITC International Holdings Co., Ltd.                  2,474,000   1,098,564
#   Skyworth Digital Holdings, Ltd.                        9,088,892   4,348,475
*   SMI Corp., Ltd.                                       10,556,066     382,281
*   Solargiga Energy Holdings, Ltd.                        7,799,000     388,489
*   Sparkle Roll Group, Ltd.                               6,616,000     451,959
#   Springland International Holdings, Ltd.                2,089,000     821,846
#   SPT Energy Group, Inc.                                 2,954,000   1,615,254

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
*   SRE Group, Ltd.                                       16,652,346 $  483,944
*   Sun King Power Electronics Group                         132,000     10,925
    Sunac China Holdings, Ltd.                             6,448,000  3,283,052
#   Sunny Optical Technology Group Co., Ltd.               3,003,000  3,514,414
*   Superb Summit International Group, Ltd.                  170,000     22,610
    TCC International Holdings, Ltd.                       4,185,098  2,052,563
    TCL Communication Technology Holdings, Ltd.            2,285,198  2,446,375
#*  TCL Multimedia Technology Holdings, Ltd.               2,874,510    971,667
*   Tech Pro Technology Development, Ltd.                  1,282,000    636,981
    Tenfu Cayman Holdings Co., Ltd.                           87,000     43,792
#   Texhong Textile Group, Ltd.                            1,177,500    869,809
    Tian An China Investment                               1,383,000  1,083,974
    Tian Shan Development Holding, Ltd.                    1,196,000    466,389
#   Tiangong International Co., Ltd.                       5,884,000  1,024,565
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H                                         1,572,000    832,515
#*  Tianjin Development Hldgs, Ltd.                        2,116,000  1,720,707
    Tianjin Jinran Public Utilities Co., Ltd. Class H      1,210,000    207,667
    Tianjin Port Development Holdings, Ltd.                8,938,800  1,398,845
#   Tianneng Power International, Ltd.                     3,320,048  1,159,881
#   Tibet 5100 Water Resources Holdings, Ltd.              4,745,000  1,881,915
#   Tomson Group, Ltd.                                     1,060,443    312,923
#   Tong Ren Tang Technologies Co., Ltd. Class H           1,138,000  3,315,689
    Tongda Group Holdings, Ltd.                            9,170,000  1,047,329
    Tonly Electronics Holdings, Ltd.                         287,451    218,703
    Towngas China Co., Ltd.                                3,915,000  4,460,036
#   TPV Technology, Ltd.                                   3,401,964    561,834
    Travelsky Technology, Ltd. Class H                     3,840,090  2,928,939
#   Trigiant Group, Ltd.                                   1,990,000    621,868
*   Trony Solar Holdings Co., Ltd.                         1,757,000     26,742
#   Truly International Holdings, Ltd.                     5,555,573  3,762,470
#   Uni-President China Holdings, Ltd.                     3,115,000  2,580,169
*   United Energy Group, Ltd.                             13,030,450  1,983,406
#*  VODone, Ltd.                                          13,697,600  1,188,591
*   Wanda Commercial Properties Group Co., Ltd.              674,000    237,667
    Wanguo International Mining Group, Ltd.                  102,000     47,238
#   Wasion Group Holdings, Ltd.                            2,256,000  1,609,877
    Weiqiao Textile Co. Class H                            2,212,000  1,235,425
    Welling Holding, Ltd.                                  4,474,000  1,403,893
    West China Cement, Ltd.                               12,022,000  1,291,490
*   Winsway Coking Coal Holdings, Ltd.                     6,108,000    272,953
    World Wide Touch Technology Holdings, Ltd.             3,216,000    164,434
    Wumart Stores, Inc. Class H                            1,644,000  1,601,705
    Xiamen International Port Co., Ltd. Class H            5,166,000    767,863
    Xiao Nan Guo Restaurants Holdings, Ltd.                  250,000     38,716
    Xingda International Holdings, Ltd.                    4,284,000  1,884,729
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                                307,103    194,615
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                              1,852,800  2,015,761
#*  Xinjiang Xinxin Mining Industry Co., Ltd. Class H      3,167,598    575,037
    Xiwang Property Holdings Co., Ltd.                     3,103,178    157,186
    Xiwang Special Steel Co., Ltd.                           985,000    119,602
    XTEP International Holdings, Ltd.                      2,976,500  1,203,379
#*  Yanchang Petroleum International, Ltd.                21,090,000  1,051,621

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
CHINA -- (Continued)
    Yantai North Andre Juice Co. Class H                     306,000 $     76,883
#   Yingde Gases Group Co., Ltd.                           3,681,500    3,712,574
#   Yip's Chemical Holdings, Ltd.                          1,332,000      944,155
    Youyuan International Holdings, Ltd.                   1,081,700      286,104
    Yuanda China Holdings, Ltd.                            5,726,000      525,665
    Yuexiu Property Co., Ltd.                             22,347,432    4,337,923
    Yuexiu Transport Infrastructure, Ltd.                  3,064,018    1,568,555
    Yuzhou Properties Co., Ltd.                            4,016,120      922,874
    Zall Development Group, Ltd.                           2,094,000      728,850
#   Zhaojin Mining Industry Co., Ltd.                      3,611,500    2,178,631
    Zhejiang Expressway Co., Ltd. Class H                  5,900,000    5,105,094
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                                611,000      333,047
#*  Zhong An Real Estate, Ltd.                             3,536,400      840,173
#   Zhongsheng Group Holdings, Ltd.                        2,620,000    3,164,787
    Zhuzhou CSR Times Electric Co., Ltd. Class H           1,824,000    5,340,215
                                                                     ------------
TOTAL CHINA                                                           602,246,158
                                                                     ------------
COLOMBIA -- (0.0%)
    Constructora Conconcreto SA                              293,150      217,224
    Empresa de Telecomunicaciones de Bogota                  679,989      152,566
*   Fabricato SA                                          13,706,296      122,089
    Grupo Odinsa SA(B06MW70)                                  38,440      157,803
*   Grupo Odinsa SA(BKKXCQ8)                                   1,159          111
    Mineros SA                                               102,961      153,651
                                                                     ------------
TOTAL COLOMBIA                                                            803,444
                                                                     ------------
GREECE -- (1.0%)
*   Aegean Airlines SA                                        82,127      849,124
*   Astir Palace Hotel SA                                     73,995      400,810
    Athens Water Supply & Sewage Co. SA (The)                232,594    3,002,993
*   Attica Bank                                              999,549      189,422
    Bank of Greece                                           142,930    2,949,534
*   Corinth Pipeworks SA                                       6,729       16,824
*   Diagnostic & Therapeutic Center of Athens Hygeia SA       62,561       34,720
*   Ellaktor SA                                              909,399    4,803,571
*   Elval - Hellenic Aluminium Industry SA                    61,004      161,826
*   Fourlis Holdings SA                                      283,268    2,286,316
*   Frigoglass SA                                            167,513      970,971
*   GEK Terna Holding Real Estate Construction SA            475,188    2,483,925
    Hellenic Exchanges - Athens Stock Exchange SA Holding    536,300    6,322,777
*   Iaso SA                                                  234,070      466,636
*   Intracom Holdings SA                                     686,768      777,440
    Intralot SA-Integrated Lottery Systems & Services        865,039    2,512,920
*   J&P-Avax SA                                              242,137      571,607
*   Lamda Development SA                                       5,435       45,244
*   Marfin Investment Group Holdings SA                    6,320,159    4,378,593
    Metka SA                                                 185,058    3,316,537
    Motor Oil Hellas Corinth Refineries SA                   418,059    5,277,256
*   Mytilineos Holdings SA                                   579,170    5,175,659
    Piraeus Port Authority                                    38,468      999,395
    Sarantis SA                                               95,423      941,122
*   Sidenor Steel Products Manufacturing Co. SA               90,590      220,537

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
    Terna Energy SA                                         257,713 $ 1,539,813
    Thessaloniki Water Supply & Sewage Co. SA                15,807     108,094
                                                                    -----------
TOTAL GREECE                                                         50,803,666
                                                                    -----------
HUNGARY -- (0.0%)
*   Danubius Hotel and SpA P.L.C.                            42,708   1,083,872
*   FHB Mortgage Bank P.L.C.                                 27,009     109,055
*   PannErgy                                                139,592     201,094
                                                                    -----------
TOTAL HUNGARY                                                         1,394,021
                                                                    -----------
INDIA -- (8.1%)
*   3M India, Ltd.                                            5,470     340,616
    Aban Offshore, Ltd.                                     122,757   1,057,494
*   ABG Shipyard, Ltd.                                      174,417     662,645
*   Advanta, Ltd.                                           142,847     430,094
    Agro Tech Foods, Ltd.                                    54,133     437,974
    AIA Engineering, Ltd.                                    94,218     960,197
    Ajanta Pharma, Ltd.                                     103,292   1,700,524
    Akzo Nobel India, Ltd.                                   67,372     971,369
    Alembic Pharmaceuticals, Ltd.                           490,590   2,413,042
    Allahabad Bank                                        1,087,083   1,807,196
    Alok Industries, Ltd.                                 5,490,403     646,976
    Alstom India, Ltd.                                      123,147     918,916
    Amara Raja Batteries, Ltd.                              470,856   3,242,619
    Amtek Auto, Ltd.                                        691,784   1,998,774
    Amtek India, Ltd.                                       309,570     396,839
*   Anant Raj, Ltd.                                       1,147,745   1,056,920
    Andhra Bank                                             975,330   1,082,235
    Apollo Hospitals Enterprise, Ltd.                        64,709     960,717
    Apollo Tyres, Ltd.                                    1,563,412   4,147,792
    Arvind, Ltd.                                          1,340,968   4,077,288
*   Asahi India Glass, Ltd.                                 257,301     231,388
    Ashok Leyland, Ltd.                                   7,784,580   2,901,410
    Asian Hotels East, Ltd.                                   4,536      11,671
    Atul, Ltd.                                               47,893     429,401
    Aurobindo Pharma, Ltd.                                1,129,123  10,783,152
    Automotive Axles, Ltd.                                   17,459     103,944
    Bajaj Corp., Ltd.                                       197,393     688,008
    Bajaj Electricals, Ltd.                                 210,674   1,023,452
    Bajaj Finance, Ltd.                                      62,702   1,936,084
    Bajaj Finserv, Ltd.                                     120,632   1,662,656
*   Bajaj Hindusthan, Ltd.                                  582,277     172,673
    Bajaj Holdings and Investment, Ltd.                      92,719   1,642,104
    Balkrishna Industries, Ltd.                             166,123   1,458,312
    Ballarpur Industries, Ltd.                            1,135,420     272,189
    Balmer Lawrie & Co., Ltd.                                56,620     319,186
    Balrampur Chini Mills, Ltd.                           1,004,579     958,311
    Bank Of Maharashtra                                     849,337     542,204
    Bannari Amman Sugars, Ltd.                               15,663     236,500
    BASF India, Ltd.                                         52,960     656,332
    Bata India, Ltd.                                        145,561   2,583,276
    BEML, Ltd.                                               32,611     209,166

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    Berger Paints India, Ltd.                               789,434 $3,187,685
    Bharat Forge, Ltd.                                      737,890  5,023,303
    Bhushan Steel, Ltd.                                     393,995  2,901,447
    Biocon, Ltd.                                            508,356  3,976,629
    Birla Corp., Ltd.                                       107,350    515,473
    Blue Dart Express, Ltd.                                  23,938  1,296,874
    Blue Star, Ltd.                                         157,634    551,488
    Bombay Burmah Trading Co.                                43,374     74,787
    Bombay Dyeing & Manufacturing Co., Ltd.                 785,565    762,996
*   Bombay Rayon Fashions, Ltd.                              14,855     44,065
    Brigade Enterprises, Ltd.                                11,396     13,867
    Britannia Industries, Ltd.                              230,022  3,304,488
    Capital First, Ltd.                                      68,029    195,147
    Carborundum Universal, Ltd.                             329,688    771,556
    Central Bank Of India                                   785,159    694,851
    Century Plyboards India, Ltd.                            67,108     42,732
    Century Textiles & Industries, Ltd.                     356,772  1,989,033
    CESC, Ltd.                                              546,678  4,120,833
    Chambal Fertilizers & Chemicals, Ltd.                   925,327    621,934
*   Chennai Petroleum Corp., Ltd.                           204,192    272,440
    Cholamandalam Investment and Finance Co., Ltd.           71,956    343,222
    City Union Bank, Ltd.                                 1,261,325  1,230,746
    Clariant Chemicals India, Ltd.                           44,477    504,060
    Claris Lifesciences, Ltd.                                95,636    243,876
    CMC, Ltd.                                                60,897  1,446,845
    Coromandel International, Ltd.                          514,179  1,869,964
    Corp. Bank                                              216,216  1,050,242
    Cox & Kings, Ltd.                                       291,231    730,109
    Crompton Greaves, Ltd.                                2,205,917  6,050,110
    Dalmia Bharat, Ltd.                                      60,681    240,145
    DB Corp., Ltd.                                           43,770    213,311
*   DB Realty, Ltd.                                         815,914    943,623
*   DCB Bank, Ltd.                                        1,459,229  1,469,341
    DCM Shriram, Ltd.                                       213,725    339,271
    Deepak Fertilisers & Petrochemicals Corp., Ltd.         147,728    326,238
    Delta Corp., Ltd.                                       535,652    816,547
*   DEN Networks, Ltd.                                      343,697    998,197
    Dena Bank                                               923,752    969,679
    Dewan Housing Finance Corp., Ltd.                        27,941    105,120
*   Dish TV India, Ltd.                                   3,087,132  2,409,216
    Dredging Corp. Of India, Ltd.                            18,780     91,519
    eClerx Services, Ltd.                                    58,028  1,170,708
    Edelweiss Financial Services, Ltd.                      350,535    199,487
*   Educomp Solutions, Ltd.                                 125,968     53,685
    Eicher Motors, Ltd.                                      48,396  4,992,636
*   EID Parry India, Ltd.                                   333,058    841,193
    EIH, Ltd.                                               490,782    618,103
*   Elder Pharmaceuticals, Ltd.                              18,824     67,230
    Electrosteel Castings, Ltd.                             126,195     48,493
    Elgi Equipments, Ltd.                                   224,474    368,515
    Emami, Ltd.                                             123,047    972,717
    Engineers India, Ltd.                                   395,610  1,498,570

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    Entertainment Network India, Ltd.                        48,584 $  293,240
*   Era Infra Engineering, Ltd.                             461,515    128,811
*   Eros International Media, Ltd.                          199,846    545,529
    Escorts, Ltd.                                           523,565  1,101,484
    Ess Dee Aluminium, Ltd.                                 125,607  1,296,730
*   Essar Oil, Ltd.                                       2,063,648  1,988,607
    Essar Ports, Ltd.                                       417,957    412,532
*   Essar Shipping, Ltd.                                    112,311     29,561
    Essel Propack, Ltd.                                     100,852    114,163
    Exide Industries, Ltd.                                  258,596    516,257
    FAG Bearings India, Ltd.                                 28,675  1,005,332
    FDC, Ltd.                                               381,518    836,063
    Federal Bank, Ltd.                                    3,805,760  5,709,633
*   Federal-Mogul Goetze India, Ltd.                         61,495    186,579
    Financial Technologies India, Ltd.                      124,447    651,947
    Finolex Cables, Ltd.                                    349,692    798,527
    Finolex Industries, Ltd.                                318,549  1,183,076
*   Firstsource Solutions, Ltd.                           1,173,150    623,328
*   Fortis Healthcare, Ltd.                                 706,957  1,168,906
*   Future Consumer Enterprise, Ltd.                        651,339     75,715
*   Future Lifestyle Fashions, Ltd.                          21,868     29,676
    Future Retail, Ltd.                                      24,979     54,800
*   Gammon India, Ltd.                                      105,203     29,801
    Gateway Distriparks, Ltd.                               294,291    870,911
    Gillette India, Ltd.                                     14,470    455,567
*   Gitanjali Gems, Ltd.                                    126,872    131,485
    GMR Infrastructure, Ltd.                              9,412,702  3,874,402
    Godfrey Phillips India, Ltd.                              4,304    237,671
    Godrej Industries, Ltd.                                 212,412  1,059,771
    Godrej Properties, Ltd.                                 283,850  1,042,078
*   Gokul Refoils & Solvent, Ltd.                            27,697      6,970
    Graphite India, Ltd.                                    281,800    394,965
    Great Eastern Shipping Co., Ltd. (The)                  407,286  2,269,913
    Greaves Cotton, Ltd.                                    497,355    691,536
    Grindwell Norton, Ltd.                                   18,171     93,460
    Gruh Finance, Ltd.                                      111,195    613,602
*   GTL Infrastructure, Ltd.                              1,158,583     38,415
    Gujarat Alkalies & Chemicals, Ltd.                      178,029    520,068
    Gujarat Fluorochemicals, Ltd.                           156,927    831,158
    Gujarat Gas Co., Ltd.                                    52,080    327,846
    Gujarat Industries Power Co., Ltd.                        6,329      7,269
    Gujarat Mineral Development Corp., Ltd.                 511,825  1,122,275
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.    198,781    267,541
*   Gujarat NRE Coke, Ltd.                                1,625,158    286,675
*   Gujarat Pipavav Port, Ltd.                              270,004    372,169
    Gujarat State Fertilisers & Chemicals, Ltd.             698,544    643,225
    Gujarat State Petronet, Ltd.                          1,097,043  1,326,970
    Gulf Oil Corp., Ltd.                                    137,034    276,544
*   GVK Power & Infrastructure, Ltd.                      5,583,655  1,136,501
*   Hathway Cable & Datacom, Ltd.                           298,526  1,208,044
    Havells India, Ltd.                                     371,251  5,739,879
*   HCL Infosystems, Ltd.                                   626,484    470,510

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    HEG, Ltd.                                                60,181 $  228,815
*   HeidelbergCement India, Ltd.                            348,433    241,803
*   Hexa Tradex, Ltd.                                        73,518     25,943
    Hexaware Technologies, Ltd.                           1,467,575  3,728,573
*   Himachal Futuristic Communications, Ltd.              2,461,986    373,699
    Hinduja Global Solutions, Ltd.                           30,903    271,073
    Hinduja Ventures, Ltd.                                   36,075    153,798
*   Hindustan Construction Co., Ltd.                      1,572,759    502,213
*   Hindustan Oil Exploration Co., Ltd.                      69,160     53,779
    Hindustan Petroleum Corp., Ltd.                         682,702  3,657,068
    Honeywell Automation India, Ltd.                         13,295    694,474
*   Hotel Leela Venture, Ltd.                               540,246    165,606
*   Housing Development & Infrastructure, Ltd.            2,154,402  2,452,246
    HSIL, Ltd.                                               84,508    209,119
    HT Media, Ltd.                                          172,938    264,347
    ICRA, Ltd.                                               14,252    441,350
    IDBI Bank, Ltd.                                       1,235,384  1,402,720
    IIFL Holdings, Ltd.                                   1,083,761  1,443,527
    IL&FS Transportation Networks, Ltd.                      80,383    176,151
    India Cements, Ltd. (The)                             1,541,032  1,760,780
    Indiabulls Housing Finance, Ltd.                        357,294  1,782,569
    Indian Bank                                             387,960    825,951
    Indian Hotels Co., Ltd.                               2,387,814  2,860,800
    Indian Overseas Bank                                  1,554,951  1,607,059
    Indo Rama Synthetics India                               21,768      5,862
    Indoco Remedies, Ltd.                                   190,301    419,887
    Indraprastha Gas, Ltd.                                  468,548  2,238,779
    Info Edge India, Ltd.                                   134,956  1,322,853
    Infotech Enterprises, Ltd.                              215,396  1,108,573
    ING Vysya Bank, Ltd.                                     21,126    199,358
    Ingersoll-Rand India, Ltd.                               38,417    287,086
*   International Paper APPM, Ltd.                           57,705    223,036
    Ipca Laboratories, Ltd.                                 370,908  5,147,200
    IRB Infrastructure Developers, Ltd.                   1,021,009  1,948,667
    Jagran Prakashan, Ltd.                                  402,007    699,430
    Jai Corp., Ltd.                                          99,240    115,011
    Jain Irrigation Systems, Ltd.                         1,831,218  2,493,535
    Jaiprakash Associates, Ltd.                           7,015,959  6,316,729
*   Jaiprakash Power Ventures, Ltd.                       6,325,569  1,550,062
    Jammu & Kashmir Bank, Ltd. (The)                        165,268  4,600,055
    Jaypee Infratech, Ltd.                                2,045,161    832,348
    JB Chemicals & Pharmaceuticals, Ltd.                     31,979     82,175
    JBF Industries, Ltd.                                    121,529    169,400
*   Jet Airways India, Ltd.                                  37,216    154,084
    Jindal Drilling & Industries, Ltd.                       13,908     44,715
    Jindal Poly Films, Ltd.                                  61,477    150,370
*   Jindal Poly Investments and Finance Co., Ltd.            22,502     22,309
    Jindal Saw, Ltd.                                      1,019,001    958,200
*   Jindal Stainless, Ltd.                                  282,767    181,038
    JK Cement, Ltd.                                         111,995    418,307
    JK Lakshmi Cement, Ltd.                                 240,107    474,239
    JM Financial, Ltd.                                    2,073,645    966,906

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    JSW Energy, Ltd.                                      2,053,448 $1,810,009
    JSW Steel, Ltd.                                          28,661    517,969
*   Jubilant Foodworks, Ltd.                                278,198  4,373,790
    Jubilant Life Sciences, Ltd.                            347,828    963,915
    Jyothy Laboratories, Ltd.                               390,764  1,233,097
    Kajaria Ceramics, Ltd.                                  181,862  1,351,489
*   Kakinada Fertilizers, Ltd.                              632,948     22,058
    Kalpataru Power Transmission, Ltd.                      164,793    316,049
    Kansai Nerolac Paints, Ltd.                              10,598    222,866
    Karnataka Bank, Ltd.                                  1,085,634  2,215,890
    Karur Vysya Bank, Ltd.                                  240,376  1,551,824
    Kaveri Seed Co., Ltd.                                   174,871  1,832,023
    KEC International, Ltd.                                 467,468    586,227
    Kesoram Industries, Ltd.                                135,165    141,227
    Kewal Kiran Clothing, Ltd.                                1,598     32,843
    Kirloskar Brothers, Ltd.                                    817      2,534
    Kirloskar Oil Engines, Ltd.                             218,179    726,394
    KPIT Technologies, Ltd.                                 851,895  2,435,567
    KSB Pumps, Ltd.                                          27,708    153,420
*   KSK Energy Ventures, Ltd.                                53,677     62,378
    Lakshmi Machine Works, Ltd.                              19,503    962,054
    Lakshmi Vilas Bank, Ltd.                                238,720    333,900
*   Lanco Infratech, Ltd.                                 4,921,870    614,322
*   Mahanagar Telephone Nigam                               361,078    106,139
    Maharashtra Seamless, Ltd.                              108,527    385,678
    Mahindra & Mahindra Financial Services, Ltd.            352,731  1,445,218
    Mahindra Holidays & Resorts India, Ltd.                  49,624    193,132
    Mahindra Lifespace Developers, Ltd.                      61,546    406,353
    Man Infraconstruction, Ltd.                              25,035     39,474
    Mandhana Industries, Ltd.                                54,218    206,837
*   Mangalore Refinery & Petrochemicals, Ltd.               197,899    198,245
*   Marico Kaya Enterprises, Ltd.                             6,469     13,072
    Marico, Ltd.                                            169,784    579,659
    MAX India, Ltd.                                         834,633  2,973,332
    McLeod Russel India, Ltd.                               298,850  1,336,798
*   Mercator, Ltd.                                          612,469    316,726
    Merck, Ltd.                                              20,801    230,078
    MindTree, Ltd.                                          124,407  2,939,753
    MOIL, Ltd.                                              158,280    676,199
    Monnet Ispat & Energy, Ltd.                              58,491     81,637
    Monsanto India, Ltd.                                     30,714    886,573
    Motherson Sumi Systems, Ltd.                          1,229,584  5,204,423
    Motilal Oswal Financial Services, Ltd.                    4,879      8,478
    Mphasis, Ltd.                                           250,401  1,725,373
    MRF, Ltd.                                                 9,265  3,159,676
*   Nagarjuna Oil Refinery, Ltd.                            575,408     35,302
    Nahar Capital and Financial Services, Ltd.                6,766      5,465
*   Nahar Polyfilms, Ltd.                                    24,000      4,757
    Natco Pharma, Ltd.                                       94,555  1,272,266
    National Aluminium Co., Ltd.                             56,609     35,868
    Nava Bharat Ventures, Ltd.                               13,117     35,540
    Navneet Education, Ltd.                                 383,995    382,496

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    NCC, Ltd.                                             1,258,711 $1,056,997
    NESCO, Ltd.                                              38,589    560,112
    NIIT Technologies, Ltd.                                 251,992  1,707,492
    NIIT, Ltd.                                              167,888     91,830
    Nitin Fire Protection Industries, Ltd.                  618,739    596,014
    Noida Toll Bridge Co., Ltd.                             158,808     74,324
    Oberoi Realty, Ltd.                                     160,148    552,010
    OCL India, Ltd.                                          51,578    148,943
    OMAXE, Ltd.                                             450,427    954,549
*   Orchid Chemicals & Pharmaceuticals, Ltd.                 44,500     39,881
    Orient Cement, Ltd.                                     351,095    284,452
    Orient Paper & Industries, Ltd.                          14,822      5,371
    Oriental Bank of Commerce                               598,876  2,465,046
    Orissa Minerals Development Co., Ltd.                     6,645    259,268
*   Oswal Chemicals & Fertilizers                            29,723     12,822
    Page Industries, Ltd.                                    20,340  1,954,506
*   Panacea Biotec, Ltd.                                     39,463    103,801
*   Pantaloons Fashions and Retail, Ltd.                        515      1,039
*   Parsvnath Developers, Ltd.                              602,762    247,860
    Peninsula Land, Ltd.                                    559,353    303,081
    Persistent Systems, Ltd.                                 81,500  1,354,586
    Petronet LNG, Ltd.                                      331,282    792,806
    Pfizer, Ltd.                                             27,555    581,894
    Phoenix Mills, Ltd.                                     158,394    658,368
    PI Industries, Ltd.                                     117,792    486,709
    Pidilite Industries, Ltd.                               535,479  2,846,498
*   Pipavav Defence & Offshore Engineering Co., Ltd.      1,532,809  1,217,962
    Piramal Enterprises, Ltd.                               237,828  2,144,916
*   Plethico Pharmaceuticals, Ltd.                           68,473     47,517
    Polaris Financial Technology, Ltd.                      431,602  1,293,799
    Praj Industries, Ltd.                                    78,749     69,212
    Prestige Estates Projects, Ltd.                         571,530  1,618,782
*   Prime Focus, Ltd.                                       113,893     53,450
*   Prism Cement, Ltd.                                      594,068    456,086
    Procter & Gamble Hygiene & Health Care, Ltd.              4,185    235,701
    PTC India Financial Services, Ltd.                      583,539    166,735
    PTC India, Ltd.                                       1,613,379  1,782,145
*   Punj Lloyd, Ltd.                                      1,344,331    654,272
    Punjab & Sind Bank                                      252,456    201,486
    Puravankara Projects, Ltd.                                3,622      4,366
    Radico Khaitan, Ltd.                                    493,729    886,527
    Rain Industries, Ltd.                                   546,486    358,490
    Rajesh Exports, Ltd.                                    106,849    203,497
    Rallis India, Ltd.                                      595,300  1,804,606
    Ramco Cements, Ltd. (The)                               423,183  1,516,530
    Raymond, Ltd.                                           249,192  1,282,794
    Redington India, Ltd.                                   884,218  1,299,961
    REI Agro, Ltd.                                        3,369,565    257,475
    Rolta India, Ltd.                                       724,825    902,806
    Ruchi Soya Industries, Ltd.                             516,585    310,148
    S Mobility, Ltd.                                         70,822     32,402
    Sadbhav Engineering, Ltd.                               115,302    251,826

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    Sanofi India, Ltd.                                       24,992 $1,230,530
*   Schneider Electric Infrastructure, Ltd.                 252,369    385,083
*   Shipping Corp. of India, Ltd.                         1,026,945    727,611
    Shoppers Stop, Ltd.                                     155,785    944,073
    Shree Renuka Sugars, Ltd.                             3,517,973  1,278,606
    Sintex Industries, Ltd.                               1,531,929  1,164,515
*   SITI Cable Network, Ltd.                                246,036     76,900
    SJVN, Ltd.                                              530,895    200,248
    SKF India, Ltd.                                          78,886  1,063,988
    Sobha Developers, Ltd.                                  353,600  2,183,965
    Solar Industries India, Ltd.                             25,815    459,907
    South Indian Bank, Ltd.                               2,020,693    771,837
    SREI Infrastructure Finance, Ltd.                       223,216    123,334
    SRF, Ltd.                                               115,329    740,273
    Star Ferro and Cement, Ltd.                             137,796     53,220
    State Bank of Bikaner & Jaipur                           68,999    401,970
*   Sterling Biotech, Ltd.                                  305,767     43,683
    Sterlite Technologies, Ltd.                             745,823    380,492
    Strides Arcolab, Ltd.                                   338,221  2,927,447
    Styrolution ABS India, Ltd.                              23,441    178,909
*   Sun Pharma Advanced Research Co., Ltd.                  683,215  1,941,669
    Sundaram Finance, Ltd.                                   34,562    414,589
    Sundaram-Clayton, Ltd.                                    3,890     46,222
    Sundram Fasteners, Ltd.                                 283,916    350,664
    Supreme Industries, Ltd.                                179,999  1,360,588
    Supreme Petrochem, Ltd.                                 103,075    106,015
*   Surana Industries, Ltd.                                  14,879     14,772
*   Suzlon Energy, Ltd.                                   7,128,765  1,551,723
    Swaraj Engines, Ltd.                                      3,100     37,326
    Syndicate Bank                                        1,199,412  2,057,915
    Tata Chemicals, Ltd.                                    421,074  1,989,129
    Tata Communications, Ltd.                               663,303  3,110,145
    Tata Elxsi, Ltd.                                        155,165  1,422,812
    Tata Global Beverages, Ltd.                           1,925,124  4,795,889
    Tata Investment Corp., Ltd.                              20,266    159,648
*   Tata Teleservices Maharashtra, Ltd.                   2,741,071    406,231
    Tech Mahindra, Ltd.                                     170,401  5,161,078
    Techno Electric & Engineering Co., Ltd.                  55,792    157,183
    Texmaco Rail & Engineering, Ltd.                        108,580    119,647
    Thermax, Ltd.                                           214,137  2,603,591
    Time Technoplast, Ltd.                                   99,668     62,917
    Timken India, Ltd.                                       42,048    143,272
    Torrent Pharmaceuticals, Ltd.                           364,010  3,464,828
    Torrent Power, Ltd.                                     488,808    847,488
    Trent, Ltd.                                              44,342    725,043
    Triveni Turbine, Ltd.                                   179,367    206,158
    TTK Prestige, Ltd.                                       31,862  1,613,642
    Tube Investments of India, Ltd.                         428,458  1,358,698
*   TV18 Broadcast, Ltd.                                  3,543,321  1,481,885
    TVS Motor Co., Ltd.                                   1,379,292  2,193,313
    UCO Bank                                              1,711,048  2,178,282
    Uflex, Ltd.                                              11,351     16,132

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ----------- ------------
INDIA -- (Continued)
    Unichem Laboratories, Ltd.                                234,424 $    848,137
    Union Bank of India                                       794,314    1,999,817
*   Unitech, Ltd.                                          12,550,150    3,308,211
    United Bank of India                                      418,885      221,840
    UPL, Ltd.                                               2,016,992    8,959,003
    Usha Martin, Ltd.                                         643,299      396,732
*   Uttam Galva Steels, Ltd.                                   95,387      107,430
    V-Guard Industries, Ltd.                                   84,617      670,095
    VA Tech Wabag, Ltd.                                        22,023      290,523
    Vakrangee, Ltd.                                           405,409      661,814
*   Vardhman Special Steels, Ltd.                              15,258        6,797
    Vardhman Textiles, Ltd.                                    79,246      436,112
    Vesuvius India, Ltd.                                        1,802       15,260
    Videocon Industries, Ltd.                                 577,596    1,552,204
    Vijaya Bank                                             1,144,972      783,098
    VIP Industries, Ltd.                                      259,180      388,246
    Voltas, Ltd.                                              993,937    2,643,264
    VST Industries, Ltd.                                       15,968      515,384
    WABCO India, Ltd.                                           8,387      308,856
    Welspun Corp., Ltd.                                       706,339      953,647
*   Welspun Infra Enterprises, Ltd.                            35,317        8,783
    Wockhardt, Ltd.                                           137,617    1,755,974
    Wyeth, Ltd.                                                39,587      559,852
    Zensar Technologies, Ltd.                                 104,999      627,493
    Zuari Agro Chemicals, Ltd.                                 42,970       94,140
    Zuari Global, Ltd.                                         32,457       41,886
    Zydus Wellness, Ltd.                                       67,180      594,402
                                                                      ------------
TOTAL INDIA                                                            395,991,613
                                                                      ------------
INDONESIA -- (3.5%)
    Ace Hardware Indonesia Tbk PT                          32,168,700    2,074,819
    Adhi Karya Persero Tbk PT                               9,983,100    2,584,714
    Agung Podomoro Land Tbk PT                             40,361,000      921,249
    AKR Corporindo Tbk PT                                  11,773,200    4,858,217
    Alam Sutera Realty Tbk PT                              81,359,500    3,749,463
    Aneka Tambang Persero Tbk PT                           32,303,800    3,293,715
    Arwana Citramulia Tbk PT                               21,078,200    1,798,383
    Asahimas Flat Glass Tbk PT                                983,000      596,085
    Astra Graphia Tbk PT                                    2,211,000      382,894
*   Bakrie and Brothers Tbk PT                            319,498,500    1,381,735
*   Bakrie Sumatera Plantations Tbk PT                     69,505,000      300,415
*   Bakrie Telecom Tbk PT                                  80,514,398      348,200
*   Bakrieland Development Tbk PT                         204,925,750      283,387
    Bank Bukopin Tbk PT                                    29,287,966    1,622,890
*   Bank Pan Indonesia Tbk PT                              16,708,000    1,258,448
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT   18,834,900    1,571,541
*   Bank Permata Tbk PT                                       293,000       34,004
    Bank Tabungan Negara Persero Tbk PT                    34,158,549    3,417,634
*   Barito Pacific Tbk PT                                  11,044,500      301,267
*   Benakat Integra Tbk PT                                109,436,600    1,319,799
*   Berau Coal Energy Tbk PT                               34,734,400      369,985
*   Berlian Laju Tanker Tbk PT                             35,106,366           --

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ----------- ----------
INDONESIA -- (Continued)
    Bisi International PT                                   9,272,000 $  494,974
*   Borneo Lumbung Energi & Metal Tbk PT                   26,226,700    256,938
*   Budi Starch & Sweetener Tbk PT                          5,947,000     59,272
*   Bumi Resources Minerals Tbk PT                         17,008,500    321,874
    BW Plantation Tbk PT                                   13,009,600  1,584,000
*   Central Proteinaprima Tbk PT                           21,920,000     94,789
*   Chandra Asri Petrochemical Tbk PT                          13,500      2,918
    Charoen Pokphand Indonesia Tbk PT                       3,868,000  1,264,752
    Ciputra Development Tbk PT                             63,915,780  5,626,876
    Ciputra Property Tbk PT                                21,221,700  1,335,855
    Ciputra Surya Tbk PT                                    6,946,000  1,370,812
*   Citra Marga Nusaphala Persada Tbk PT                   12,391,100  3,718,776
    Clipan Finance Indonesia Tbk PT                         1,482,000     51,913
*   Darma Henwa Tbk PT                                     72,303,600    112,569
*   Davomas Abadi Tbk PT                                   37,629,500         --
*   Delta Dunia Makmur Tbk PT                              15,433,000    247,879
    Elnusa Tbk PT                                          19,526,700    862,642
*   Energi Mega Persada Tbk PT                            229,631,000  1,872,838
*   Erajaya Swasembada Tbk PT                               8,844,300    920,743
*   Ever Shine Textile Tbk PT                               3,654,640     69,543
*   Exploitasi Energi Indonesia Tbk PT                     50,011,000    983,034
*   Fajar Surya Wisesa Tbk PT                                 672,500     98,675
    Gajah Tunggal Tbk PT                                   12,688,400  2,107,399
*   Garda Tujuh Buana Tbk PT                                  214,000      9,244
*   Garuda Indonesia Persero Tbk PT                        31,709,749  1,265,355
*   Golden Eagle Energy Tbk PT                                802,100    415,260
*   Gozco Plantations Tbk PT                               12,307,700    114,055
*   Hanson International Tbk PT                            55,064,300  2,955,580
    Harum Energy Tbk PT                                     6,251,700  1,280,728
    Hexindo Adiperkasa Tbk PT                               1,326,000    435,579
    Holcim Indonesia Tbk PT                                 5,012,000  1,234,249
*   Indah Kiat Pulp & Paper Corp. Tbk PT                   20,848,200  2,441,913
    Indika Energy Tbk PT                                   12,594,300    677,413
*   Indo-Rama Synthetics Tbk PT                               485,000     32,729
    Indomobil Sukses Internasional Tbk PT                      33,000     14,132
*   Inovisi Infracom Tbk PT                                 2,713,367    333,798
    Intiland Development Tbk PT                            35,871,832  1,412,249
    Japfa Comfeed Indonesia Tbk PT                         24,581,500  2,696,677
    Jaya Real Property Tbk PT                               9,837,500    782,598
    Kawasan Industri Jababeka Tbk PT                      151,840,245  3,360,312
*   Krakatau Steel Persero Tbk PT                          12,389,100    534,235
*   Lippo Cikarang Tbk PT                                   3,276,700  2,169,005
    Malindo Feedmill Tbk PT                                 7,671,000  1,988,959
    Matahari Putra Prima Tbk PT                            12,819,128  3,078,438
    Mayora Indah Tbk PT                                     3,284,750  7,982,149
    Medco Energi Internasional Tbk PT                      11,147,500  2,657,002
    Mitra Adiperkasa Tbk PT                                 7,948,300  4,390,157
*   Mitra International Resources Tbk PT                    4,604,500     20,356
    MNC Investama Tbk PT                                  138,858,300  3,692,478
    Modern Internasional Tbk PT                             4,017,800    231,168
*   Modernland Realty Tbk PT                               40,130,100  1,526,784
    Multipolar Tbk PT                                      50,640,400  2,944,147

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ----------- ------------
INDONESIA -- (Continued)
*   Multistrada Arah Sarana Tbk PT                          6,875,500 $    186,564
    Nippon Indosari Corpindo Tbk PT                         6,196,100      585,679
*   Nusantara Infrastructure Tbk PT                        78,200,000    1,592,070
    Pabrik Kertas Tjiwi Kimia Tbk PT                          557,500       77,054
    Pakuwon Jati Tbk PT                                    81,293,100    2,479,260
*   Pan Brothers Tbk PT                                     2,401,500       89,080
*   Panasia Indo Resources Tbk PT                              79,000        2,357
*   Panin Financial Tbk PT                                108,718,900    2,469,756
    Panin Insurance Tbk PT                                  8,124,500      489,363
    Panin Sekuritas Tbk PT                                     31,500       12,831
    Pembangunan Perumahan Persero Tbk PT                   23,207,900    3,720,596
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  23,130,400    4,914,763
    Petrosea Tbk PT                                         3,520,500      419,275
*   Polaris Investama Tbk PT                                2,730,500      324,061
*   Polychem Indonesia Tbk PT                               5,091,000       88,317
*   PT Texmaco Jaya Tbk                                        93,000           --
    Ramayana Lestari Sentosa Tbk PT                        25,093,200    2,782,140
    Resource Alam Indonesia Tbk PT                          2,489,000      374,101
    Salim Ivomas Pratama Tbk PT                            18,744,600    1,625,288
*   Samindo Resources Tbk PT                                  475,750       23,869
    Sampoerna Agro PT                                       5,317,000    1,127,152
    Samudera Indonesia Tbk PT                                  37,700        9,987
    Selamat Sempurna Tbk PT                                 5,481,000    1,715,818
*   Sentul City Tbk PT                                    216,989,600    3,241,453
*   Sigmagold Inti Perkasa Tbk PT                          12,930,500      505,640
    Sinar Mas Agro Resources and Technology Tbk PT          1,037,460      599,457
*   Sugih Energy Tbk PT                                    82,910,500    3,245,182
    Summarecon Agung Tbk PT                                70,456,064    6,791,026
*   Sunson Textile Manufacturer Tbk PT                      2,325,500       15,312
*   Surabaya Agung Industri Pulp & Kertas Tbk PT               64,500          209
*   Surya Dumai Industri Tbk                                3,298,500           --
    Surya Semesta Internusa Tbk PT                         30,722,000    2,216,774
*   Suryainti Permata Tbk PT                                7,252,000           --
    Tiga Pilar Sejahtera Food Tbk                          15,893,000    3,032,277
    Timah Persero Tbk PT                                   24,752,714    3,219,957
*   Tiphone Mobile Indonesia Tbk PT                        13,577,200    1,018,295
    Total Bangun Persada Tbk PT                            11,120,000      894,471
*   Trada Maritime Tbk PT                                  19,281,413    3,071,052
    Trias Sentosa Tbk PT                                   37,122,100    1,029,136
*   Trimegah Securities Tbk PT                              9,740,000       70,717
*   Truba Alam Manunggal Engineering PT                    21,316,500        9,219
    Tunas Baru Lampung Tbk PT                              11,087,000      490,107
    Tunas Ridean Tbk PT                                    13,838,000      808,556
*   Ultrajaya Milk Industry & Trading Co. Tbk PT            3,635,800    1,342,170
    Unggul Indah Cahaya Tbk PT                                 48,239        7,959
*   Visi Media Asia Tbk PT                                 21,901,100      537,866
    Wijaya Karya Persero Tbk PT                            20,249,600    3,981,294
                                                                      ------------
TOTAL INDONESIA                                                        167,842,174
                                                                      ------------
ISRAEL -- (0.0%)
*   Feuchtwanger Investments, Ltd.                              4,200           --
*   Knafaim Holdings, Ltd.                                      7,307       16,234

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
ISRAEL -- (Continued)
*   Metis Capital, Ltd.                                          919 $       --
                                                                     ----------
TOTAL ISRAEL                                                             16,234
                                                                     ----------
MALAYSIA -- (5.8%)
*   Adventa Bhd                                                4,600      1,583
    Aeon Co. M Bhd                                         1,081,300  4,877,540
    Aeon Credit Service M Bhd                                 46,800    208,060
    Affin Holdings Bhd                                     1,147,100  1,326,485
#   Alam Maritim Resources Bhd                             3,550,800  1,613,057
    Allianz Malaysia Bhd                                       3,600     11,358
    Amway Malaysia Hldgs Bhd                                 399,300  1,455,759
*   Ann Joo Resources Bhd                                  1,116,650    410,839
*   Anson Perdana Bhd                                         10,000         --
    APM Automotive Holdings Bhd                              424,200    787,942
    Benalec Holdings Bhd                                   3,915,600  1,080,426
    Berjaya Assets Bhd                                       810,100    211,058
    Berjaya Corp. Bhd                                     20,740,900  3,178,436
    Berjaya Land Bhd                                       3,734,000    949,520
    BIMB Holdings Bhd                                      2,256,908  2,942,114
    Bintulu Port Holdings Bhd                                 25,900     59,373
    BLD Plantation Bhd                                        21,400     57,645
    Bonia Corp. Bhd                                          130,000    199,018
*   Borneo Aqua Harvest Bhd                                  764,000    257,451
*   Boustead Heavy Industries Corp. Bhd                        5,400      4,200
    Boustead Holdings Bhd                                    999,572  1,699,506
#   Bursa Malaysia Bhd                                     3,632,100  8,447,507
#   Cahya Mata Sarawak Bhd                                 1,079,000  3,156,309
    Can-One Bhd                                              497,700    467,935
#   Carlsberg Brewery Malaysia Bhd Class B                 1,144,000  4,403,457
*   Carotech Bhd                                             230,650        283
    CB Industrial Product Holding Bhd                      1,348,620  1,943,155
    Chin Teck Plantations Bhd                                 33,000     98,504
#   Coastal Contracts Bhd                                  1,749,466  2,685,885
    CSC Steel Holdings Bhd                                   564,800    231,918
*   Cycle & Carriage Bintang Bhd                              15,000     10,889
    Cypark Resources Bhd                                   1,493,300  1,327,202
*   D&O Green Technologies Bhd                               149,900     13,327
    Daibochi Plastic & Packaging Industry Bhd                 46,200     63,656
*   Datuk Keramik Holdings Bhd                                24,000         --
    Daya Materials Bhd                                    15,996,000  1,644,181
    Dayang Enterprise Holdings Bhd                         2,409,196  2,739,936
    DKSH Holdings Malaysia Bhd                               133,500    331,015
#   DRB-Hicom Bhd                                          7,280,700  5,578,470
    Dutch Lady Milk Industries Bhd                           140,200  1,993,172
#   Eastern & Oriental Bhd                                 6,142,200  4,466,317
*   ECM Libra Financial Group Bhd                            367,466    111,606

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Eng Kah Corp. Bhd                                         21,890 $   17,051
    Engtex Group Bhd                                         451,700    266,106
*   Evergreen Fibreboard Bhd                               1,239,400    199,559
    Eversendai Corp. Bhd                                   1,278,200    434,575
    Faber Group Bhd                                        1,767,200  1,611,141
    FAR East Holdings Bhd                                     61,500    143,327
*   Fountain View Development Bhd                            808,200         --
    George Kent Malaysia BHD                                  34,200     17,724
    Globetronics Technology Bhd                            1,731,760  1,913,257
    Glomac Bhd                                             2,791,500    941,051
*   Golden Plus Holding Bhd                                  216,000         --
*   Goldis Bhd                                               604,277    402,250
*   Green Packet Bhd                                       3,430,800    426,680
    Guan Chong Bhd                                           212,100     91,701
    Guinness Anchor Bhd                                      845,000  3,729,728
    GuocoLand Malaysia Bhd                                 1,354,300    478,455
    Hai-O Enterprise Bhd                                     722,380    553,234
#   HAP Seng Consolidated Bhd                              5,702,940  5,537,568
    Hap Seng Plantations Holdings Bhd                      1,686,900  1,449,283
    Hartalega Holdings Bhd                                 1,461,900  2,839,786
    Hiap Teck Venture Bhd                                    668,100    161,753
*   Ho Wah Genting Bhd                                     1,947,000    116,552
    Hock Seng LEE BHD                                      1,253,616    733,952
    Hong Leong Industries Bhd                                605,900  1,232,132
    Hovid Bhd                                                279,300     30,851
    Hua Yang Bhd                                           1,360,000    779,377
    Hup Seng Industries Bhd                                  129,333     46,417
    Hwang Capital Malaysia Bhd                               476,900    270,787
#   IGB Corp. Bhd                                          5,809,555  4,926,118
    IJM Land Bhd                                           3,522,000  3,259,069
#   IJM Plantations Bhd                                    1,683,700  1,826,207
*   Inch Kenneth Kajang Rubber                             1,045,300    266,008
    Insas Bhd                                              4,478,281  1,663,420
    Integrated Logistics Bhd                                  65,084     15,648
    Integrax Bhd                                             191,900    126,279
    Iris Corp. Bhd                                         9,726,800  1,373,160
*   JAKS Resources Bhd                                     3,430,900    577,999
    Jaya Tiasa Holdings Bhd                                2,723,627  2,270,860
    JCY International Bhd                                  4,164,400    945,739
    JT International Bhd                                     554,100  1,316,325
*   K&N Kenanga Holdings Bhd                               1,399,360    334,770
*   Karambunai Corp. Bhd                                   4,654,100    128,919
    Keck Seng Malaysia Bhd                                   828,150  1,784,946
    Kian JOO CAN Factory Bhd                               1,893,880  1,979,146
    Kim Loong Resources Bhd                                  292,760    252,981
    Kimlun Corp. Bhd                                         813,900    401,390
*   Kinsteel Bhd                                           1,427,600     79,027
    KLCC Property Holdings Bhd                               874,200  1,781,372
*   KNM Group Bhd                                         11,072,950  2,820,993
#   Kossan Rubber Industries                               3,543,700  4,450,273
#   KPJ Healthcare Bhd                                     6,458,025  6,408,657
*   Kretam Holdings Bhd                                    2,992,000    550,122

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
*   KSL Holdings Bhd                                       2,036,466 $1,341,212
*   KUB Malaysia Bhd                                       1,353,500    203,603
*   Kulim Malaysia Bhd                                     2,845,300  3,078,708
*   Kumpulan Europlus Bhd                                  2,223,500    893,462
    Kumpulan Fima Bhd                                        897,450    640,908
    Kumpulan Perangsang Selangor Bhd                       2,317,900  1,080,151
    Kwantas Corp. Bhd                                        390,200    268,838
*   Land & General Bhd                                     7,240,100  1,264,688
*   Landmarks Bhd                                          1,458,600    497,147
    LBS Bina Group Bhd                                     2,206,100  1,204,064
    Lingkaran Trans Kota Holdings Bhd                        999,500  1,192,839
    Lion Industries Corp. Bhd                              3,189,100    640,748
    LPI Capital Bhd                                          110,680    576,476
    Magnum Bhd                                             3,785,200  3,500,799
#   Mah Sing Group Bhd                                     7,451,024  5,163,695
    Malayan Flour Mills Bhd                                1,623,850    786,409
#   Malaysia Building Society Bhd                          2,011,950  1,393,656
#*  Malaysian Airline System Bhd                          31,866,900  2,253,723
    Malaysian Bulk Carriers Bhd                            3,246,700  1,892,170
    Malaysian Pacific Industries Bhd                         562,313    721,081
#   Malaysian Resources Corp. Bhd                         10,516,349  5,061,274
*   Mancon Bhd                                                12,000         --
    MBM Resources Bhd                                      1,208,296  1,193,224
    Media Chinese International, Ltd.                      3,632,300  1,087,178
    Media Prima Bhd                                        6,973,103  5,318,179
    Mega First Corp. Bhd                                     472,600    330,437
*   MEMS Technology Bhd                                    1,917,000         --
    MHC Plantations Bhd                                       22,300      7,993
    MK Land Holdings Bhd                                   1,541,400    241,152
    MKH Bhd                                                1,241,992  1,666,603
    MNRB Holdings Bhd                                        778,600    905,064
    Muda Holdings Bhd                                        340,300    198,169
    Mudajaya Group Bhd                                     1,826,566  1,449,825
    Muhibbah Engineering M Bhd                             3,118,350  2,775,376
*   Mulpha International Bhd                              12,935,100  1,707,378
    My EG Services Bhd                                     2,910,000  2,459,361
    Naim Holdings Bhd                                      1,269,000  1,553,525
    NCB Holdings Bhd                                       1,147,200  1,079,819
*   Nikko Electronics Bhd                                     36,600         --
    NTPM Holdings Bhd                                      1,963,580    520,529
    Oldtown Bhd                                            1,818,250  1,158,942
    Oriental Holdings Bhd                                    182,700    436,525
    OSK Holdings Bhd                                       3,616,670  1,839,305
    Pacific & Orient Bhd                                     231,100     98,438
    Padini Holdings Bhd                                    3,437,000  2,107,648
    Panasonic Manufacturing Malaysia Bhd                     159,584  1,084,964
*   Panglobal Bhd                                             14,000         --
    Pantech Group Holdings Bhd                             1,037,200    313,699
    Paramount Corp. Bhd                                      310,100    158,531
#   Parkson Holdings Bhd                                   3,095,988  2,786,595
#*  Perdana Petroleum Bhd                                  4,471,741  2,590,604
#*  Perisai Petroleum Teknologi Bhd                        7,311,700  3,519,631

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Perusahaan Sadur Timah Malaysia Bhd                        5,000 $    7,123
    Pharmaniaga Bhd                                          308,060    443,397
    Pie Industrial Bhd                                       145,600    365,904
    PJ Development Holdings Bhd                            2,247,800  1,054,256
    Pos Malaysia Bhd                                       2,861,100  3,948,728
    Press Metal Bhd                                        1,190,100  1,267,343
    Prestariang Bhd                                        2,107,600  1,306,126
*   Prime Utilities Bhd                                        3,000         --
    Protasco Bhd                                             949,100    552,989
#   Puncak Niaga Holding Bhd                               1,353,220  1,212,445
    QL Resources Bhd                                       3,954,330  3,794,700
    RCE Capital Bhd                                        1,535,850    146,131
    Rimbunan Sawit Bhd                                     3,335,900    822,987
    Salcon Bhd                                             4,438,500  1,006,779
    Sarawak Oil Palms Bhd                                    471,360    940,417
    Sarawak Plantation Bhd                                   106,600     86,528
    Scientex Bhd                                             475,162    844,521
#*  Scomi Energy Services Bhd                              3,824,700  1,134,128
*   Scomi Group Bhd                                       10,047,900  1,312,329
    SEG International Bhd                                     85,100     39,077
    Selangor Dredging Bhd                                  1,118,200    366,347
    Selangor Properties Bhd                                  151,500    246,078
    Shangri-La Hotels Malaysia Bhd                           357,100    723,721
*   Shell Refining Co. Federation of Malaya Bhd               30,000     54,998
    SHL Consolidated Bhd                                     277,400    191,290
    Southern Acids Malaysia Bhd                               41,000     63,545
    Star Publications Malaysia Bhd                         1,567,700  1,241,729
    Subur Tiasa Holdings Bhd                                 326,885    225,997
    Sunway Bhd                                             5,805,060  5,523,747
#   Supermax Corp. Bhd                                     5,402,500  4,052,580
    Suria Capital Holdings Bhd                               715,500    570,670
    Syarikat Takaful Malaysia Bhd                            443,800  1,710,916
*   Symphony Life Bhd                                        999,926    315,741
    Ta Ann Holdings Bhd                                    1,007,508  1,296,353
    TA Enterprise Bhd                                      9,078,000  2,254,430
    TA Global Bhd                                          5,903,240    560,597
    TAHPS Group Bhd                                            4,000      9,025
    Tambun Indah Land Bhd                                    886,200    540,440
    TAN Chong Motor Holdings Bhd                           1,992,000  3,474,547
*   Tanjung Offshore Bhd                                   2,906,700    526,419
    Tasek Corp. Bhd                                           75,900    371,020
    TDM Bhd                                                6,981,400  2,075,876
*   Tebrau Teguh Bhd                                       3,000,600  1,252,173
#*  TH Heavy Engineering Bhd                               6,433,100  1,776,672
    TH Plantations Bhd                                     1,639,960  1,019,132
*   Time dotCom Bhd                                        1,821,888  2,228,225
    Tiong NAM Logistics Holdings                           1,927,200    791,626
#   Top Glove Corp. Bhd                                    3,212,160  4,728,082
    TRC Synergy Bhd                                          155,520     26,225
    Tropicana Corp. Bhd                                    3,132,500  1,478,427
    TSH Resources Bhd                                      2,469,400  2,534,090
    Uchi Technologies Bhd                                  1,476,400    656,355

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
MALAYSIA -- (Continued)
    Unisem M Bhd                                          4,669,690 $  1,690,152
    United Malacca Bhd                                      396,150      865,013
    United Plantations Bhd                                  502,000    3,887,220
    UOA Development Bhd                                   2,995,600    2,157,994
    Uzma Bhd                                                217,000      406,756
    VS Industry Bhd                                         344,026      170,801
    Wah Seong Corp. Bhd                                   2,471,638    1,491,133
#   WCT Holdings Bhd                                      6,572,140    4,533,672
    Wellcall Holdings Bhd                                    45,000       19,811
    Wing Tai Malaysia Bhd                                   620,000      410,547
    WTK Holdings Bhd                                      3,019,100    1,232,258
    Yinson Holdings Bhd                                     722,900    1,888,338
    YNH Property Bhd                                      2,143,398    1,294,413
    YTL E-Solutions Bhd                                   3,485,600      657,389
*   YTL Land & Development Bhd                            1,286,200      370,414
    Zhulian Corp. Bhd                                     1,171,233    1,041,225
                                                                    ------------
TOTAL MALAYSIA                                                       282,544,281
                                                                    ------------
MEXICO -- (4.6%)
#   Alpek S.A. de C.V.                                    1,094,899    1,883,031
#   Alsea S.A.B. de C.V.                                  4,006,952   13,859,057
    Arca Continental S.A.B. de C.V.                         581,787    3,699,886
#*  Axtel S.A.B. de C.V.                                  8,265,993    2,748,434
#   Banregio Grupo Financiero S.A.B. de C.V.              1,487,396    8,616,670
#*  Bio Pappel S.A.B. de C.V.                               541,526    1,156,917
#   Bolsa Mexicana de Valores S.A.B. de C.V.              3,680,840    7,554,264
#   Cia Minera Autlan S.A.B. de C.V. Series B               876,451      917,802
#   Compartamos S.A.B. de C.V.                            3,957,362    6,902,754
#*  Consorcio ARA S.A.B. de C.V. Series *                 7,305,844    3,216,576
#   Controladora Comercial Mexicana S.A.B. de C.V.          281,025    1,052,333
#   Corp. Actinver S.A.B. de C.V.                           142,072      157,463
#*  Corp. GEO S.A.B. de C.V. Series B                     3,194,830       47,922
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.               1,458,058    2,964,541
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                          960,372      682,690
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.             1,323          574
    Corp. Moctezuma S.A.B. de C.V. Series *                 861,300    2,633,391
    Corporativo Fragua S.A.B. de C.V.                             3           53
    Corporativo GBM S.A.B. de C.V.                           22,477       17,352
#*  Desarrolladora Homex S.A.B. de C.V.                     781,820      127,697
*   Empaques Ponderosa S.A. de C.V.                         206,000           --
#*  Empresas ICA S.A.B. de C.V.                           3,496,823    6,259,815
*   Empresas ICA S.A.B. de C.V. Sponsored ADR               761,355    5,489,370
*   Financiera Independencia S.A.B. de C.V.                 199,935       78,857
#*  Genomma Lab Internacional S.A.B. de C.V. Class B      7,354,004   18,679,066
*   Gruma S.A.B. de C.V. Class B                          1,690,397   14,949,375
#*  Gruma S.A.B. de C.V. Sponsored ADR                       33,070    1,164,725
#*  Grupo Aeromexico S.A.B. de C.V.                       1,050,275    1,705,937
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.   1,767,812    6,477,912
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
      ADR                                                     3,642      107,220
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR      74,739    4,506,762
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                             2,116,469   12,739,824
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR       98,029   11,984,045

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
MEXICO -- (Continued)
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B                                                713,342 $  8,730,060
    Grupo Cementos de Chihuahua S.A.B. de C.V.               822,000    2,449,774
#   Grupo Comercial Chedraui S.A. de C.V.                  1,184,162    3,637,727
*   Grupo Famsa S.A.B. de C.V. Class A                     1,682,548    2,302,086
#   Grupo Financiero Interacciones S.A. de C.V.              160,284      967,873
#   Grupo Herdez S.A.B. de C.V. Series *                   1,132,308    3,384,958
    Grupo Industrial Maseca S.A.B. de C.V. Class B           592,181      922,938
    Grupo Industrial Saltillo S.A.B. de C.V.                 214,861      459,850
#   Grupo KUO S.A.B. de C.V. Series B                        699,333    1,399,441
#*  Grupo Pochteca S.A.B. de C.V.                            547,728      682,423
    Grupo Posadas S.A.B. de C.V.                             198,900      368,678
*   Grupo Qumma S.A. de C.V. Series B                        105,334           --
#   Grupo Sanborns S.A.B. de C.V.                            225,221      374,429
#*  Grupo Simec S.A.B. de C.V. Series B                      922,430    3,473,897
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                   5,180       60,295
*   Grupo Sports World S.A.B. de C.V.                        319,144      492,764
    Industrias Bachoco S.A.B. de C.V. ADR                     18,444      813,380
#   Industrias Bachoco S.A.B. de C.V. Series B               606,275    2,224,395
#*  Industrias CH S.A.B. de C.V. Series B                  1,696,510    8,999,468
*   Inmuebles Carso S.A.B. de C.V.                           340,447      354,948
#*  Maxcom Telecomunicaciones S.A.B. de C.V.               1,589,646      394,898
    Megacable Holdings S.A.B. de C.V.                        757,872    2,996,673
#*  Minera Frisco S.A.B. de C.V.                              74,838      136,831
*   OHL Mexico S.A.B. de C.V.                                621,477    1,653,123
#   Organizacion Cultiba S.A.B. de C.V.                      693,791    1,146,530
#*  Promotora y Operadora de Infraestructura S.A.B. de
      C.V.                                                 1,698,488   23,719,307
#   Qualitas Controladora S.A.B. de C.V.                     120,278      349,818
*   Sanluis Corp. S.A.B. de C.V.                               4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B                       4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A                  3,300           --
*   Savia SA Class A                                         610,700           --
    TV Azteca S.A.B. de C.V.                               8,258,735    4,513,574
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                2,371,991          949
    Value Grupo Financiero S.A.B. de CV                        2,800       16,589
*   Vitro S.A.B. de C.V. Series A                            753,331    1,996,368
                                                                     ------------
TOTAL MEXICO                                                          221,406,359
                                                                     ------------
PHILIPPINES -- (1.4%)
    A Soriano Corp.                                        3,430,211      541,304
    Alsons Consolidated Resources, Inc.                    3,647,000      143,400
    Atlas Consolidated Mining & Development                4,108,900    1,369,167
*   Belle Corp.                                           29,739,600    3,994,118
    Cebu Air, Inc.                                         1,101,140    1,296,868
    Cebu Holdings, Inc.                                    3,291,900      377,428
    Century Properties Group, Inc.                        15,126,000      503,943
    China Banking Corp.                                      657,192      812,945
    COL Financial Group, Inc.                                130,900       50,899
*   East West Banking Corp.                                  584,100      400,220
    EEI Corp.                                              3,567,700      952,965
*   Empire East Land Holdings, Inc.                       20,479,000      459,997
    Energy Development Corp.                              10,102,600    1,268,122
    Filinvest Development Corp.                            3,314,322      369,042

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
PHILIPPINES -- (Continued)
    Filinvest Land, Inc.                                  97,563,577 $ 3,490,938
    First Gen Corp.                                       10,461,500   4,459,843
    First Philippine Holdings Corp.                        2,105,270   3,353,194
*   Ginebra San Miguel, Inc.                                 598,000     254,831
*   Global-Estate Resorts, Inc.                           14,869,000     658,750
    Lafarge Republic, Inc.                                 1,946,382     439,505
    Leisure & Resorts World Corp.                          1,442,140     254,574
*   Lepanto Consolidated Mining Co.                       38,640,000     356,773
    Lopez Holdings Corp.                                  13,093,200   1,339,612
    Macroasia Corp.                                          331,500      15,756
    Manila Water Co., Inc.                                 6,700,000   4,010,514
*   Megawide Construction Corp.                              971,000     287,365
    Megaworld Corp.                                       24,510,000   2,566,207
*   Metro Pacific Corp. Series A                           1,827,193          --
    Metro Pacific Investments Corp.                        5,032,000     574,116
    Pepsi-Cola Products Philippines, Inc.                 10,227,900   1,148,636
    Petron Corp.                                           1,678,200     463,195
*   Philex Petroleum Corp.                                   287,100      59,135
*   Philippine Bank of Communications                         14,726      19,552
*   Philippine National Bank                               1,485,125   2,908,190
*   Philippine National Construction Corp.                   173,000       3,566
    Philippine Savings Bank                                  356,863   1,097,159
    Philippine Stock Exchange, Inc. (The)                    113,232     753,875
*   Philippine Townships, Inc.                               318,732       2,066
    Philodrill Corp. (The)                                43,500,000      37,095
*   Philtown Properties, Inc.                                111,562         723
    Philweb Corp.                                          3,070,740     352,033
    Phinma Corp.                                             135,549      33,837
    Phoenix Petroleum Philippines, Inc.                      892,880     120,306
    RFM Corp.                                              8,845,668   1,290,994
    Rizal Commercial Banking Corp.                         2,390,340   2,576,108
    Robinsons Land Corp.                                  10,511,205   5,274,770
    San Miguel Pure Foods Co., Inc.                           63,200     333,332
    Security Bank Corp.                                    1,547,208   4,169,113
    Semirara Mining Corp.                                    403,920   3,727,929
    Shang Properties, Inc.                                 1,069,970      75,115
    SM Prime Holdings, Inc.                                2,055,545     754,597
    Trans-Asia Oil & Energy Development Corp.              9,793,000     513,650
    Union Bank Of Philippines, Inc.                          732,480   2,091,892
*   Universal Rightfield Property Holdings, Inc.           1,062,000          --
    Universal Robina Corp.                                   847,425   2,782,742
    Vista Land & Lifescapes, Inc.                         31,761,900   4,301,945
                                                                     -----------
TOTAL PHILIPPINES                                                     69,493,951
                                                                     -----------
POLAND -- (2.3%)
    ABC Data SA                                               40,550      52,871
    Action SA                                                 19,311     304,152
*   Agora SA                                                 279,183     959,528
*   Alchemia SA                                              380,695     632,743
*   Alior Bank SA                                             55,953   1,476,990
    Amica Wronki SA                                            9,826     305,800
*   AmRest Holdings SE                                        58,462   1,580,219

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
POLAND -- (Continued)
    Apator SA                                                54,682 $   661,285
    Asseco Poland SA                                        620,582   9,240,662
    ATM SA                                                   64,541     270,265
*   Bioton SA                                                21,940      49,652
*   Boryszew SA                                           1,238,905   1,804,384
    Budimex SA                                               87,849   4,085,111
    CCC SA                                                  122,410   5,143,931
#*  CD Projekt SA                                           727,757   3,606,616
*   Ciech SA                                                295,749   3,168,580
    ComArch SA                                                2,740      79,161
*   Cyfrowy Polsat SA                                         8,504      57,792
    Dom Development SA                                        4,673      71,696
#*  Eko Export SA                                            44,595     575,325
    Elektrobudowa SA                                          8,568     254,886
    Emperia Holding SA                                       78,969   1,749,237
    Enea SA                                                 135,577     686,438
    Eurocash SA                                             199,667   2,640,347
    Fabryki Mebli Forte SA                                   94,248   1,370,574
*   Famur SA                                                350,412     508,473
*   Farmacol SA                                              50,868     849,297
    Firma Oponiarska Debica SA                               29,862     893,039
    Getin Holding SA                                      2,669,020   2,813,691
*   Getin Noble Bank SA                                   1,445,197   1,758,993
*   Global City Holdings NV                                  53,690     622,205
    Grupa Azoty SA                                          125,347   2,485,944
    Grupa Kety SA                                            45,590   3,283,830
*   Grupa Lotos SA                                          645,490   8,324,023
#*  Hawe SA                                                 846,548     823,929
*   Impexmetal SA                                           925,041     789,589
*   Integer.pl SA                                             6,879     604,727
*   Inter Cars SA                                            20,438   1,275,367
#   Jastrzebska Spolka Weglowa SA                           113,004   1,555,780
*   Kernel Holding SA                                       236,823   2,200,980
    Kopex SA                                                214,308     918,073
*   KRUK SA                                                  23,662     651,866
*   LC Corp. SA                                             150,655      96,670
    Lentex SA                                               203,837     565,009
    LPP SA                                                      933   2,417,355
    Lubelski Wegiel Bogdanka SA                             272,426  11,151,681
*   MCI Management SA                                       225,220     663,613
*   Midas SA                                              1,891,867     394,154
*   Mostostal Zabrze Holding SA                             338,878     205,977
*   Netia SA                                              1,984,276   3,548,337
    Neuca SA                                                 16,095   1,258,530
    Orbis SA                                                132,247   1,712,513
    Pelion SA                                                47,515   1,209,227
*   Pfleiderer Grajewo SA                                    26,312     221,792
*   Polimex-Mostostal SA                                  3,287,314      98,014
*   Polnord SA                                              214,937     643,697
*   Polski Koncern Miesny Duda SA                         1,614,871     341,655
*   PZ Cormay SA                                            141,320     319,814
*   Rafako SA                                               320,028     573,613

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
POLAND -- (Continued)
*   Rovese SA                                             2,276,863 $  1,054,664
*   Stalexport Autostrady SA                                205,192      196,608
    Stalprodukt SA                                            8,713      691,210
*   Sygnity SA                                               54,489      309,649
#   Synthos SA                                            1,256,884    1,981,001
#*  Trakcja SA                                            2,159,366      929,924
    TVN SA                                                1,410,788    7,687,109
*   Vistula Group SA                                        818,623      452,202
    Warsaw Stock Exchange                                   171,071    2,137,260
    Wawel SA                                                    381      163,537
    Zaklady Chemiczne Police SA                              76,751      522,045
*   Zespol Elektrowni Patnow Adamow Konin SA                 10,346       79,056
                                                                    ------------
TOTAL POLAND                                                         112,813,967
                                                                    ------------
SOUTH AFRICA -- (7.4%)
#   Adcock Ingram Holdings, Ltd.                            945,633    5,479,310
    Adcorp Holdings, Ltd.                                   498,315    1,515,512
    Advtech, Ltd.                                         1,951,742    1,600,100
    Aeci, Ltd.                                              856,959    9,571,562
#   African Bank Investments, Ltd.                        5,287,877    6,270,429
#   African Oxygen, Ltd.                                    853,971    1,678,448
    Allied Electronics Corp., Ltd.                          194,270      449,313
*   ArcelorMittal South Africa, Ltd.                        934,251    3,288,060
    Argent Industrial, Ltd.                                  37,236       17,349
#   Astral Foods, Ltd.                                      272,865    2,477,825
*   Aveng, Ltd.                                           3,212,008    6,901,346
    AVI, Ltd.                                             2,687,799   14,830,459
    Barloworld, Ltd.                                        859,133    9,372,443
    Basil Read Holdings, Ltd.                               325,585      285,997
    Bell Equipment, Ltd.                                    158,539      262,935
    Blue Label Telecoms, Ltd.                             2,599,582    2,252,703
*   Brait SE                                                498,180    2,684,510
    Business Connexion Group, Ltd.                        1,486,408      798,496
#   Capitec Bank Holdings, Ltd.                             129,311    2,798,605
#   Cashbuild, Ltd.                                         174,734    2,089,643
    Caxton and CTP Publishers and Printers, Ltd.            286,266      434,594
    City Lodge Hotels, Ltd.                                 261,898    3,070,007
    Clicks Group, Ltd.                                    2,275,094   13,872,087
    Clover Industries, Ltd.                                 695,022    1,282,190
*   Consolidated Infrastructure Group, Ltd.                 109,248      297,693
    Coronation Fund Managers, Ltd.                        1,346,747   13,004,885
*   Corpgro, Ltd.                                           241,136           --
    Cullinan Holdings, Ltd.                                 197,115       44,941
    Datacentrix Holdings, Ltd.                              641,400      256,321
    DataTec, Ltd.                                         1,309,341    6,580,136
    Distell Group, Ltd.                                     233,656    2,777,357
    Distribution and Warehousing Network, Ltd.              258,997      251,097
    DRDGOLD, Ltd.                                         2,685,729      855,219
    EOH Holdings, Ltd.                                      742,567    5,935,820
    Eqstra Holdings, Ltd.                                 1,839,705    1,277,219
*   Evraz Highveld Steel and Vanadium, Ltd.                 147,184      127,871
#   Famous Brands, Ltd.                                     382,245    3,834,284

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
#   Foschini Group, Ltd. (The)                              414,640 $ 4,285,300
    Grand Parade Investments, Ltd.                          775,034     397,937
    Grindrod, Ltd.                                        3,318,188   7,857,620
    Group Five, Ltd.                                        831,120   3,418,647
*   Harmony Gold Mining Co., Ltd.                           375,047   1,232,582
*   Harmony Gold Mining Co., Ltd. Sponsored ADR           1,944,139   6,396,217
    Holdsport, Ltd.                                          86,443     321,796
    Hudaco Industries, Ltd.                                 229,223   2,285,072
*   Hulamin, Ltd.                                           590,108     409,657
    Iliad Africa, Ltd.                                      233,033     141,966
    Illovo Sugar, Ltd.                                    1,763,937   4,864,142
    Invicta Holdings, Ltd.                                   29,809     339,887
*   JCI, Ltd.                                             3,131,151          --
#   JD Group, Ltd.                                        1,087,397   2,841,289
    JSE, Ltd.                                               688,163   6,313,522
    KAP Industrial Holdings, Ltd.                         2,005,719     781,709
#   Lewis Group, Ltd.                                       816,195   4,845,082
*   Merafe Resources, Ltd.                                5,799,431     612,017
    Metair Investments, Ltd.                                875,026   3,536,860
    Mpact, Ltd.                                           1,152,900   3,048,670
*   Murray & Roberts Holdings, Ltd.                       3,176,473   7,438,127
    Mustek, Ltd.                                            740,975     487,651
    Nampak, Ltd.                                          2,490,646   9,291,754
*   Northam Platinum, Ltd.                                2,145,957   8,376,688
    Nu-World Holdings, Ltd.                                  28,894      53,556
    Oceana Group, Ltd.                                      364,172   3,119,971
    Octodec Investments, Ltd.                                10,288      19,820
    Omnia Holdings, Ltd.                                    513,646  11,042,991
    Peregrine Holdings, Ltd.                                799,785   1,468,045
    Petmin, Ltd.                                          1,215,428     313,926
#   Pick n Pay Stores, Ltd.                                 856,714   4,895,194
#   Pinnacle Holdings, Ltd.                               1,141,564   1,418,650
    Pioneer Foods, Ltd.                                     593,188   5,299,472
    PPC, Ltd.                                             4,213,403  12,258,981
    Premium Properties, Ltd.                                 34,094      56,738
#   PSG Group, Ltd.                                         782,739   7,752,687
    Raubex Group, Ltd.                                      792,251   1,637,666
*   RCL Foods, Ltd.                                         490,053     717,365
    Resilient Property Income Fund, Ltd.                    424,175   2,323,563
    Reunert, Ltd.                                         1,274,935   8,378,275
*   Royal Bafokeng Platinum, Ltd.                           321,034   2,075,217
    Santam, Ltd.                                            109,552   2,211,900
#*  Sappi, Ltd.                                           4,391,943  13,922,148
    Sibanye Gold, Ltd.                                    2,745,959   7,092,899
    Sibanye Gold, Ltd. Sponsored ADR                        611,009   6,311,723
    Spar Group, Ltd. (The)                                1,016,062  11,938,034
    Spur Corp., Ltd.                                        555,255   1,583,716
*   Stefanutti Stocks Holdings, Ltd.                        524,569     433,431
    Sun International, Ltd.                                 813,283   8,038,794
*   Super Group, Ltd.                                     2,559,672   6,896,834
*   Telkom SA SOC, Ltd.                                   2,225,764   7,964,044
    Times Media Group, Ltd.                                  82,884     166,334

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH AFRICA -- (Continued)
    Tongaat Hulett, Ltd.                                    744,400 $  8,850,235
    Trencor, Ltd.                                           848,617    6,014,401
    Value Group, Ltd.                                       363,719      185,041
    Wilson Bayly Holmes-Ovcon, Ltd.                         447,982    5,793,165
    Zeder Investments, Ltd.                               2,955,007    1,230,431
                                                                    ------------
TOTAL SOUTH AFRICA                                                   359,516,205
                                                                    ------------
SOUTH KOREA -- (13.6%)
#*  3S Korea Co., Ltd.                                       45,293      245,341
#   Able C&C Co., Ltd.                                       39,551    1,135,672
#*  Actoz Soft Co., Ltd.                                     23,002      754,853
#*  Advanced Nano Products Co., Ltd.                          8,317      175,637
#*  Advanced Process Systems Corp.                           98,230      829,390
#   Aekyung Petrochemical Co., Ltd.                           6,167      408,415
#   AfreecaTV Co., Ltd.                                      44,376    1,049,300
#   Agabang&Company                                         106,295      557,334
    Ahnlab, Inc.                                              2,096      107,773
#*  AJ Rent A Car Co., Ltd.                                  39,940      641,536
#   AK Holdings, Inc.                                        12,678      654,955
#*  Aminologics Co., Ltd.                                    99,300      143,435
#*  Amotech Co., Ltd.                                        29,846      397,630
    Anapass, Inc.                                            37,905      422,786
    Asia Cement Co., Ltd.                                     8,724      931,339
    ASIA Holdings Co., Ltd,                                   4,881      685,911
#   Asia Paper Manufacturing Co., Ltd.                       23,570      437,180
*   Asiana Airlines, Inc.                                   493,070    2,352,475
    AtlasBX Co., Ltd.                                        35,973    1,462,263
*   AUK Corp.                                               199,140      438,306
#   Autech Corp.                                             45,433      324,126
#*  Avaco Co., Ltd.                                          44,746      216,396
#   Baiksan Co., Ltd.                                        58,310      290,747
#   Basic House Co., Ltd. (The)                              37,960      863,362
#*  BH Co., Ltd.                                             57,838      560,951
#   BHI Co., Ltd.                                            22,560      384,086
#   Binggrae Co., Ltd.                                       26,150    2,381,833
#   Bioland, Ltd.                                            45,866      660,775
#   Biospace Co., Ltd.                                       48,097      505,027
#*  Biotoxtech Co., Ltd.                                      4,621       23,752
#   Bluecom Co., Ltd.                                        39,300      608,457
*   Bongshin Co., Ltd.                                            2           --
    Bookook Securities Co., Ltd.                              7,410       88,354
#*  Boryung Medience Co., Ltd.                               28,638      172,856
#   Boryung Pharmaceutical Co., Ltd.                         23,013      858,117
    Bukwang Pharmaceutical Co., Ltd.                         81,519    1,149,967
    BYC Co., Ltd.                                               710      160,865
#   Byucksan Corp.                                          160,170      484,709
#   CammSys Corp.                                           176,838      498,473
#*  Capro Corp.                                             114,600      516,496
#*  Celltrion Pharm, Inc.                                    60,194      700,481
#*  Chabio & Diostech Co., Ltd.                             208,424    3,267,656
#*  Charm Engineering Co., Ltd.                              42,800       84,555
    Chemtronics Co., Ltd.                                    37,574      578,154

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#*  Chin Hung International, Inc.                         199,911 $  291,499
#*  China Great Star International, Ltd.                  266,117    809,549
#*  China Ocean Resources Co., Ltd.                       342,790    790,644
*   Choa Pharmaceutical Co.                                53,419    205,792
    Chokwang Paint, Ltd.                                    3,710     34,889
    Chong Kun Dang Pharmaceutical Corp.                    34,126  2,428,968
#   Chongkundang Holdings Corp.                            13,205    637,613
#   Choong Ang Vaccine Laboratory                          16,852    188,946
    Chosun Refractories Co., Ltd.                           2,777    255,505
#   Chungdahm Learning, Inc.                               17,619    206,735
#   CJ CGV Co., Ltd.                                       63,320  2,952,137
*   CJ E&M Corp.                                           94,096  4,594,543
#*  CJ Freshway Corp.                                       8,711    238,231
#*  CJ Korea Express Co., Ltd.                             28,793  3,043,008
    CJ O Shopping Co., Ltd.                                 6,462  2,284,402
#*  CJ Seafood Corp.                                       91,710    225,152
    CKD Bio Corp.                                          13,490    194,082
#*  CNK International Co., Ltd.                            59,774    136,652
#*  Com2uSCorp                                             33,128  1,214,787
#   Cosmax BTI, Inc.                                       16,671    682,386
#*  Cosmax, Inc.                                           32,665  2,197,056
#*  CosmoAM&T Co., Ltd.                                    32,360    196,211
#*  Cosmochemical Co., Ltd.                                47,000    321,563
#   Credu Corp.                                            11,472    527,220
#   Crown Confectionery Co., Ltd.                           3,089    884,214
*   CrucialTec Co., Ltd.                                    7,099     79,536
#*  CTC BIO, Inc.                                          69,173  1,208,934
#*  CUROCOM Co., Ltd.                                     182,360    175,065
#*  D.I Corp.                                              87,180    965,410
#*  D.ID Corp.                                             68,169    230,445
    Dae Dong Industrial Co., Ltd.                          58,180    523,259
    Dae Han Flour Mills Co., Ltd.                           5,340    765,455
#   Dae Hyun Co., Ltd.                                    108,890    252,344
    Dae Won Kang Up Co., Ltd.                             113,914    728,522
#*  Dae Young Packaging Co., Ltd.                         329,600    250,746
#   Dae-Il Corp.                                           45,790    199,440
#*  Daea TI Co., Ltd.                                     304,300    519,423
#*  Daechang Co., Ltd.                                    311,170    285,363
#   Daeduck Electronics Co.                               168,597  1,245,313
#   Daeduck GDS Co., Ltd.                                  92,186  1,527,149
    Daegu Department Store                                 41,120    933,530
#*  Daehan New Pharm Co., Ltd.                             38,721    269,106
#   Daehan Steel Co., Ltd.                                 62,680    419,436
*   Daeho International Corp.                                 543         --
#   Daehwa Pharmaceutical Co., Ltd.                        63,319    424,509
    Daekyo Co., Ltd.                                       72,780    468,972
#*  Daekyung Machinery & Engineering Co., Ltd.            139,260    273,342
    Daelim Trading Co., Ltd.                                8,890     35,248
#   Daesang Corp.                                         116,870  4,623,120
    Daesang Holdings Co., Ltd.                             68,612    847,082
    Daesung Holdings Co., Ltd.                             18,044    183,794
    Daewon Pharmaceutical Co., Ltd.                        54,481    650,192
    Daewon San Up Co., Ltd.                                24,557    221,007

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Daewoong Co., Ltd.                                      3,947 $   149,285
    Daewoong Pharmaceutical Co., Ltd.                      23,245   1,578,055
*   Dahaam E-Tec Co., Ltd.                                  2,100       6,859
    Daishin Securities Co., Ltd.                          198,340   1,794,807
#*  Danal Co., Ltd.                                         4,730      46,429
#   Daou Data Corp.                                        57,148     309,811
    Daou Technology, Inc.                                 167,950   2,348,727
#*  Dasan Networks, Inc.                                   79,038     474,358
#   Daum Communications Corp.                              55,806   4,050,638
    Dawonsys Co., Ltd.                                     15,098     124,093
#   Dayou Automotive Seat Technology Co., Ltd.            315,450     485,061
#*  Deutsch Motors, Inc.                                   18,677      86,036
    DGB Financial Group, Inc.                             682,483  10,353,694
    Digital Chosun Co., Ltd.                                4,745       9,240
#   Digital Power Communications Co., Ltd.                 50,540     160,860
#*  Digitech Systems Co., Ltd.                             68,918     141,398
#*  DIO Corp.                                              66,510     527,702
    Dong Ah Tire & Rubber Co., Ltd.                        23,935     444,594
#*  Dong Yang Gang Chul Co., Ltd.                         135,820     302,489
    Dong-A Socio Holdings Co., Ltd.                        10,893   1,371,532
#   Dong-Ah Geological Engineering Co., Ltd.               30,200     247,839
    Dong-Il Corp.                                           3,402     247,378
#   Dongaone Co., Ltd.                                    111,180     306,568
    Dongbang Agro Co.                                       4,600      28,153
#   Dongbang Transport Logistics Co., Ltd.                 75,370     172,868
*   Dongbu CNI Co., Ltd.                                   20,390      86,468
#*  Dongbu Corp.                                           41,240     102,000
#*  Dongbu HiTek Co., Ltd.                                140,433     947,895
    Dongbu Securities Co., Ltd.                           129,391     464,336
#*  Dongbu Steel Co., Ltd.                                140,616     423,675
    Dongil Industries Co., Ltd.                             4,963     248,484
#   Dongjin Semichem Co., Ltd.                            133,403     502,163
#*  Dongkook Industrial Co., Ltd.                         124,790     387,601
#   DongKook Pharmaceutical Co., Ltd.                      17,428     572,382
#   Dongkuk Steel Mill Co., Ltd.                          188,990   1,817,969
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.           111,922     604,954
    Dongsuh Co., Inc.                                      28,699     439,967
#   Dongsung Chemical Co., Ltd.                             8,700     152,394
#   Dongsung Holdings Co., Ltd.                           101,790     575,563
#   Dongsung Pharmaceutical Co., Ltd.                      35,980     142,108
#   Dongwha Pharm Co., Ltd.                               107,890     628,194
    Dongwon F&B Co., Ltd.                                   6,814   1,329,714
    Dongwon Industries Co., Ltd.                            5,912   1,857,272
*   Dongwon Systems Corp.                                   4,921      46,140
*   Dongwoo Co., Ltd.                                       9,399      48,235
    Dongyang E&P, Inc.                                     20,474     396,129
#   Dongyang Mechatronics Corp.                           125,881   1,214,373
#*  Doosan Engine Co., Ltd.                               118,280     995,077
#*  Doosan Engineering & Construction Co., Ltd.            21,410     310,631
#*  Doosan Infracore Co., Ltd.                            183,280   2,216,243
#*  Dragonfly GF Co., Ltd.                                 32,142     185,155
#   DRB Holding Co., Ltd.                                  57,798     606,545

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#*  Duksan Hi-Metal Co., Ltd.                              66,011 $1,227,227
#   DuzonBIzon Co., Ltd.                                  109,890  1,300,829
#   e-LITECOM Co., Ltd.                                    34,066    619,612
    E1 Corp.                                               15,150  1,030,409
#   Eagon Industries Co., Ltd.                             24,640    423,191
#   Easy Bio, Inc.                                        180,267    992,179
#*  Ecopro Co., Ltd.                                       49,386    368,371
#   EG Corp.                                               20,136    465,852
#*  ELK Corp.                                              73,233    460,755
#*  EMKOREA Co., Ltd.                                      20,391    133,846
#   ENF Technology Co., Ltd.                               41,230    367,170
#   Eo Technics Co., Ltd.                                  21,995  1,472,253
#   Estechpharma Co., Ltd.                                 37,423    345,211
#*  ESTsoft Corp.                                           7,299    116,076
    Eugene Corp.                                          184,043    680,918
*   Eugene Investment & Securities Co., Ltd.              247,273    629,158
#   Eugene Technology Co., Ltd.                            72,878  1,576,830
    EVERDIGM Corp.                                          1,798     14,119
#*  Farmsco                                                10,730    135,295
    Fila Korea, Ltd.                                       46,332  4,034,303
#*  Finetex EnE, Inc.                                      86,393    207,075
#   Firstec Co., Ltd.                                     164,190    364,207
#*  Flexcom, Inc.                                          53,658    586,149
#*  Foosung Co., Ltd.                                     142,799    467,985
    Fursys, Inc.                                           14,315    398,023
#*  Gamevil, Inc.                                          28,066  1,904,573
    Gaon Cable Co., Ltd.                                   16,004    472,944
#*  GeneOneLifeScience, Inc.                               46,810     44,344
#*  Genexine Co., Ltd.                                      3,715    119,654
#*  Genic Co., Ltd.                                        21,399    385,096
    GIIR, Inc.                                             10,990     85,551
    Global & Yuasa Battery Co., Ltd.                       28,740  1,380,103
#*  GNCO Co., Ltd.                                        206,634    264,625
#   Golfzon Co., Ltd.                                      63,123  1,151,276
#   Grand Korea Leisure Co., Ltd.                         150,160  6,279,265
    Green Cross Corp.                                      33,326  4,118,797
    Green Cross Holdings Corp.                            102,550  1,412,037
*   Green Non-Life Insurance Co., Ltd.                     22,357         --
#*  GS Engineering & Construction Corp.                   168,880  5,958,465
#   GS Global Corp.                                        64,716    604,120
    GS Home Shopping, Inc.                                  8,182  1,850,782
    GS retail Co., Ltd.                                   107,800  3,002,371
#   Gwangju Shinsegae Co., Ltd.                             3,400    782,934
    Haesung Industrial Co., Ltd.                            4,725    273,397
#*  Halla Corp.                                            78,972    553,905
#   Halla Visteon Climate Control Corp.                    51,440  2,152,384
#   Han Kuk Carbon Co., Ltd.                              138,853    995,828
#*  Hana Micron, Inc.                                      43,721    255,768
    Hana Tour Service, Inc.                                14,842    952,354
#*  Hanall Biopharma Co., Ltd.                             92,648    383,784
    Handok Pharmaceuticals Co., Ltd.                       12,498    265,362
#   Handsome Co., Ltd.                                     69,759  1,766,180

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Hanil Cement Co., Ltd.                                 20,147 $2,326,352
#   Hanil E-Hwa Co., Ltd.                                 111,930  2,290,140
#*  Hanjin Heavy Industries & Construction Co., Ltd.      239,542  2,829,460
#   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd.                                                 66,020    671,590
#*  Hanjin P&C Co., Ltd.                                  110,818    117,730
#*  Hanjin Shipping Co., Ltd.                             426,928  2,503,040
*   Hanjin Shipping Holdings Co., Ltd.                     74,594    484,609
#   Hanjin Transportation Co., Ltd.                        48,021  1,180,695
    Hankook Shell Oil Co., Ltd.                             3,445  1,561,602
    Hankook Synthetics, Inc.                                  550         --
*   Hankuk Glass Industries, Inc.                          11,460    224,845
    Hankuk Paper Manufacturing Co., Ltd.                   11,500    283,431
*   Hanmi Pharm Co., Ltd.                                  27,841  3,142,528
#*  Hanmi Science Co., Ltd.                                88,600  1,277,850
#   Hanmi Semiconductor Co., Ltd.                          53,050    766,857
#   Hansae Co., Ltd.                                       79,796  1,659,373
    Hansae Yes24 Holdings Co., Ltd.                        56,991    386,841
#   Hansol Chemical Co., Ltd.                              48,160  1,385,621
#   Hansol CSN Co., Ltd.                                  205,620    586,832
#*  Hansol HomeDeco Co., Ltd.                             276,470    628,085
    Hansol Paper Co.                                      203,390  2,240,176
#*  Hansol Technics Co., Ltd.                              53,475  1,138,845
#   Hanssem Co., Ltd.                                      49,360  4,038,469
    Hanwha Corp.                                          189,030  5,510,034
#*  Hanwha General Insurance Co., Ltd.                    173,490    857,111
*   Hanwha Investment & Securities Co., Ltd.              293,301  1,061,121
    Hanwha Timeworld Co., Ltd.                              8,190    254,300
    Hanyang Eng Co., Ltd.                                  41,788    279,784
    Hanyang Securities Co., Ltd.                           15,710    104,639
#*  Harim Holdings Co., Ltd.                               46,560    234,799
#   Heung-A Shipping Co., Ltd.                            447,027    592,249
*   Heungkuk Fire & Marine Insurance Co., Ltd.             74,867    299,132
    High Tech Pharm Co., Ltd.                              18,898    266,822
#   Hite Jinro Co., Ltd.                                  140,668  3,410,763
    Hitejinro Holdings Co., Ltd.                           38,160    483,090
    HMC Investment Securities Co., Ltd.                    90,880    960,786
    Hotel Shilla Co., Ltd.                                104,723  8,818,864
    HS R&A Co., Ltd.                                        3,460     83,500
#   Huchems Fine Chemical Corp.                           109,178  2,304,893
    Humax Co., Ltd.                                        69,592    843,810
#   Huons Co., Ltd.                                        31,243  1,382,406
#   Husteel Co., Ltd.                                      20,200    397,569
    Huvis Corp.                                            63,290    706,064
#   Huvitz Co., Ltd.                                       35,481    429,118
#   Hwa Shin Co., Ltd.                                     87,220  1,023,470
    Hwacheon Machine Tool Co., Ltd.                         4,979    256,552
    HwaSung Industrial Co., Ltd.                            8,420     82,076
    Hy-Lok Corp.                                           39,193  1,142,150
    Hyosung Corp.                                         121,019  8,645,977
*   Hyundai BNG Steel Co., Ltd.                            51,160  1,074,644
    Hyundai Corp.                                          58,941  1,799,951
#   Hyundai Development Co.                               299,750  8,593,993
#*  Hyundai Elevator Co., Ltd.                             64,859  2,510,691

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#   Hyundai Engineering Plastics Co., Ltd.                 93,890 $  674,602
#   Hyundai Greenfood Co., Ltd.                           232,990  3,917,925
    Hyundai Home Shopping Network Corp.                    28,927  4,344,302
    Hyundai Hy Communications & Networks Co., Ltd.        130,910    655,155
    Hyundai Livart Co., Ltd.                               47,160    809,410
    Hyundai Marine & Fire Insurance Co., Ltd.              27,130    795,980
#*  Hyundai Merchant Marine Co., Ltd.                     248,032  2,494,189
#   Hyundai Mipo Dockyard                                   2,711    370,118
#*  Hyundai Securities Co., Ltd.                          590,660  3,982,263
#*  Hyunjin Materials Co., Ltd.                            65,164    357,594
#   HyVision System, Inc.                                  54,040    522,622
*   ICD Co., Ltd.                                          26,262    291,892
#*  IHQ, Inc.                                             102,820    291,559
#   Il Dong Pharmaceutical Co., Ltd.                       46,965    608,542
#   Iljin Electric Co., Ltd.                               85,089    693,785
#   Iljin Holdings Co., Ltd.                               34,940    212,078
#*  Iljin Materials Co., Ltd.                              66,150    714,588
    Ilshin Spinning Co., Ltd.                               7,626    993,984
#   Ilsung Pharmaceuticals Co., Ltd.                        2,864    215,466
    Ilyang Pharmaceutical Co., Ltd.                         8,108    197,617
#*  IM Co., Ltd.                                           65,996    260,977
#   iMarketKorea, Inc.                                     88,230  2,670,879
#   iMBC Co., Ltd.                                          8,746     46,919
#*  Infinitt Healthcare Co., Ltd.                          18,639    143,103
#*  Infopia Co., Ltd.                                      36,952    489,146
#*  Infraware, Inc.                                        76,102    668,900
#*  InkTec Co., Ltd.                                       30,500    610,049
    Innochips Technology, Inc.                             19,183    252,963
#*  InnoWireless, Inc.                                     21,995    287,596
*   Innox Corp.                                            46,676  1,050,556
*   Insun ENT Co., Ltd.                                    43,247    161,378
#   Intelligent Digital Integrated Securities Co., Ltd.    12,769    235,518
#*  Interflex Co., Ltd.                                    43,389    905,303
    Intergis Co., Ltd.                                      5,610     47,193
#   Interojo Co., Ltd.                                     34,343    686,779
#   Interpark Corp.                                       158,768  1,782,046
    INTOPS Co., Ltd.                                       34,086    799,754
#   Inzi Controls Co., Ltd.                                45,990    255,093
    INZI Display Co., Ltd.                                 64,622    115,970
#*  IS Dongseo Co., Ltd.                                   52,132  1,181,620
#   ISU Chemical Co., Ltd.                                 57,600    780,589
#   IsuPetasys Co., Ltd.                                  144,360    800,667
#   Jahwa Electronics Co., Ltd.                            62,700  1,123,878
    JB Financial Group Co., Ltd.                          402,950  2,972,015
*   Jcontentree Corp.                                      96,061    370,927
#   Jeil Pharmaceutical Co.                                29,490    535,076
#*  Jeju Semiconductor Corp.                               33,053    120,507
    Jinro Distillers Co., Ltd.                                615     12,961
#   Jinsung T.E.C.                                         70,489    470,488
#   JNK Heaters Co., Ltd.                                  11,537     83,497
#*  JoyCity Corp.                                          33,920    845,395
*   Joymax Co., Ltd.                                       21,192    719,481

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#*  Jusung Engineering Co., Ltd.                          105,346 $  546,391
#*  JVM Co., Ltd.                                          15,235    804,023
    JW Holdings Co., Ltd.                                 175,620    499,932
    JW Pharmaceutical Corp.                                43,765    740,505
#   JW Shinyak Corp.                                       13,505     66,544
#*  JYP Entertainment Corp.                                16,344     81,823
    KB Capital Co., Ltd.                                   55,498  1,104,521
#   KC Cottrell Co., Ltd.                                  28,203    234,280
#   KC Green Holdings Co., Ltd.                            45,690    357,163
#   KC Tech Co., Ltd.                                     123,092    943,693
*   KCO Energy, Inc.                                          120         --
#   KCP Co., Ltd.                                          47,433    567,077
*   Keangnam Enterprises, Ltd.                              5,833     19,145
#*  KEC Corp.                                             101,438     82,585
#   KEPCO Engineering & Construction Co., Inc.             17,746  1,058,117
    KEPCO Plant Service & Engineering Co., Ltd.            21,566  1,401,194
#   Keyang Electric Machinery Co., Ltd.                   116,340    449,020
    KG Chemical Corp.                                      26,470    497,790
#   Kginicis Co., Ltd.                                     48,564    742,872
#   KGMobilians Co., Ltd.                                  50,860    788,272
#   KH Vatec Co., Ltd.                                     54,402  1,016,913
#   KISCO Corp.                                            18,970    515,276
    KISCO Holdings Co., Ltd.                                2,292    102,215
    Kishin Corp.                                           49,420    368,225
    KISWIRE, Ltd.                                          25,959    933,447
#   KIWOOM Securities Co., Ltd.                            60,791  2,992,188
*   KMH Co., Ltd.                                          42,510    369,802
#*  KMW Co., Ltd.                                          40,282    687,437
#   Koentec Co., Ltd.                                     194,086    709,554
#   Koh Young Technology, Inc.                             63,733  1,519,996
#   Kolao Holdings                                        125,563  3,127,499
#   Kolon Corp.                                            34,739    728,792
#*  Kolon Global Corp.                                    174,260    434,259
#   Kolon Industries, Inc.                                 85,903  5,700,018
#   Kolon Life Science, Inc.                               18,540    943,770
#*  Komipharm International Co., Ltd.                      61,998    529,189
#   KONA I Co., Ltd.                                       38,594  1,441,517
    Kook Je Electric Korea Co., Ltd.                       21,581    371,495
#   Kook Soon Dang Brewery Co., Ltd.                       30,858    189,644
    Korea Airport Service Co., Ltd.                         4,550    112,761
#   Korea Cast Iron Pipe Industries Co., Ltd.               8,530     31,924
#   Korea Circuit Co., Ltd.                                51,766    642,830
#   Korea District Heating Corp.                           15,021  1,051,237
    Korea Electric Terminal Co., Ltd.                      29,320  1,236,927
    Korea Export Packaging Industrial Co., Ltd.             4,840    102,031
    Korea Flange Co., Ltd.                                 10,590    149,590
#*  Korea Info & Comm                                      56,303    366,623
    Korea Investment Holdings Co., Ltd.                   171,470  6,298,117
#   Korea Kolmar Co., Ltd.                                 69,030  2,275,221
#   Korea Kolmar Holdings Co., Ltd.                        33,913    599,290
    Korea Petrochemical Ind Co., Ltd.                      14,789    893,273
#   Korea United Pharm, Inc.                               50,081    588,354

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
SOUTH KOREA -- (Continued)
*   Korean Air Lines Co., Ltd.                               90,680 $2,915,758
    Korean Reinsurance Co.                                  458,855  4,535,038
#   Kortek Corp.                                             42,574    636,423
#   KPF                                                      42,149    242,365
    KPX Chemical Co., Ltd.                                    6,479    401,915
#*  KR Motors Co., Ltd.                                     188,180    227,513
#*  KSCB Co., Ltd.                                            7,972     27,554
*   KT Hitel Co., Ltd.                                       34,702    266,354
    KT Skylife Co., Ltd.                                     89,320  2,091,474
#*  KTB Investment & Securities Co., Ltd.                   279,130    696,324
    Kukdo Chemical Co., Ltd.                                 18,632    916,416
#   Kumho Electric Co., Ltd.                                 18,040    426,276
*   Kumho Industrial Co., Ltd.                                  901     10,351
*   Kumho Tire Co., Inc.                                    280,529  3,536,684
    Kumkang Kind Co., Ltd.                                    4,800    194,858
*   Kun Wha Pharmaceutical Co., Ltd.                          7,580    133,186
    Kunsul Chemical Industrial Co., Ltd.                     15,410    656,373
    Kwang Dong Pharmaceutical Co., Ltd.                     194,647  1,740,401
#*  Kwang Myung Electric Engineering Co., Ltd.              192,960    420,117
*   Kyeryong Construction Industrial Co., Ltd.               10,030    135,789
*   Kyobo Securities Co.                                     98,440    657,805
#   Kyung Dong Navien Co., Ltd.                              28,750    692,053
#   Kyung-In Synthetic Corp.                                 95,840    483,874
    Kyungbang, Ltd.                                           2,961    381,956
    Kyungchang Industrial Co., Ltd.                          29,756    333,220
    KyungDong City Gas Co., Ltd.                             11,201  1,268,093
    Kyungdong Pharm Co., Ltd.                                27,254    491,033
#   L&F Co., Ltd.                                            37,532    253,525
#*  LB Semicon, Inc.                                        158,270    322,036
#   LEENO Industrial, Inc.                                   50,300  1,450,950
#   LF Corp.                                                 97,025  2,522,609
#   LG Hausys, Ltd.                                          32,510  5,739,338
#*  LG Innotek Co., Ltd.                                     55,586  6,151,655
    LG International Corp.                                  156,201  4,628,163
#*  LG Life Sciences, Ltd.                                   51,993  1,801,701
    LIG Insurance Co., Ltd.                                 199,300  5,842,394
#   LMS Co., Ltd.                                            24,098    516,958
#   Lock & Lock Co., Ltd.                                   132,290  2,008,294
#*  Logistics Energy Korea Co., Ltd.                        134,570    286,437
    Lotte Chilsung Beverage Co., Ltd.                         3,160  4,786,185
    Lotte Confectionery Co., Ltd.                             2,641  4,528,149
    Lotte Food Co., Ltd.                                      3,776  2,831,297
#   LOTTE Himart Co., Ltd.                                   35,877  2,522,360
*   Lotte Non-Life Insurance Co., Ltd.                      113,024    415,804
    LS Corp.                                                 18,353  1,439,555
#   LS Industrial Systems Co., Ltd.                          72,572  4,641,795
#*  Lumens Co., Ltd.                                        180,215  2,424,074
    Macquarie Korea Infrastructure Fund                   1,514,061  9,376,240
#*  Macrogen, Inc.                                           26,706  1,090,647
#   Maeil Dairy Industry Co., Ltd.                           40,992  1,551,814
#   Mando Corp.                                              60,934  7,330,224
#*  Medifron DBT Co., Ltd.                                  101,295    296,265

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
SOUTH KOREA -- (Continued)
#*  Medipost Co., Ltd.                                        3,841 $  257,121
    Medy-Tox, Inc.                                           20,205  2,993,339
    MegaStudy Co., Ltd.                                      23,359  1,579,275
#*  Melfas, Inc.                                             80,390    730,383
    Meritz Financial Group, Inc.                            104,872    754,382
    Meritz Fire & Marine Insurance Co., Ltd.                249,565  3,107,680
#   Meritz Securities Co., Ltd.                           1,043,095  2,293,906
    Mi Chang Oil Industrial Co., Ltd.                         2,078    144,167
    Mirae Asset Securities Co., Ltd.                        125,804  5,168,950
#*  Mirae Corp.                                             436,967    102,393
*   Miwon Chemicals Co., Ltd.                                 1,890     66,028
*   Miwon Commercial Co., Ltd.                                  716    120,942
*   Miwon Specialty Chemical Co., Ltd.                        1,041    319,705
    MK Electron Co., Ltd.                                    86,407    456,845
#*  MNTech Co., Ltd.                                         86,871    572,564
#   Modetour Network, Inc.                                   53,178  1,185,406
#*  Monalisa Co., Ltd.                                       68,050    167,661
    Moorim P&P Co., Ltd.                                    133,920    647,094
    Moorim Paper Co., Ltd.                                   98,440    265,314
    Motonic Corp.                                            56,730    659,702
#*  Muhak Co., Ltd.                                          17,919    526,523
    Namhae Chemical Corp.                                   120,134  1,130,908
    Namyang Dairy Products Co., Ltd.                          1,390  1,233,332
    National Plastic Co.                                     56,060    358,941
#*  Neowiz Games Corp.                                       65,519  1,039,373
#*  NEOWIZ HOLDINGS Corp.                                    24,844    303,791
#*  NEPES Corp.                                              94,472    863,030
#   Nexen Corp.                                              33,168  2,475,877
#   Nexen Tire Corp.                                        161,910  2,222,021
#*  Nexolon Co., Ltd.                                        29,760     30,578
#*  Nexon GT Co., Ltd.                                       49,781    393,616
    NH Investment & Securities Co., Ltd.                    126,810    823,244
    NICE Holdings Co., Ltd.                                  60,190    814,217
    NICE Information Service Co., Ltd.                       55,095    192,274
#*  NK Co., Ltd.                                             93,370    369,377
#   Nong Shim Holdings Co., Ltd.                              8,976    877,429
    NongShim Co., Ltd.                                       17,374  5,171,538
    Noroo Holdings Co., Ltd.                                  5,710    115,341
#   OCI Materials Co., Ltd.                                  32,432  1,113,124
#*  OPTRON-TEC, Inc.                                         75,216    554,373
#*  Orientbio, Inc.                                         218,393    114,506
*   OSANGJAIEL Co., Ltd.                                     45,028    455,867
#*  Osstem Implant Co., Ltd.                                 53,389  1,329,660
#*  Osung LST Co., Ltd.                                      11,679     47,244
    Ottogi Corp.                                              5,962  2,365,167
*   Paik Kwang Industrial Co., Ltd.                          63,931    159,545
#*  Pan Ocean Co., Ltd.                                      17,111     57,085
#   Pan-Pacific Co., Ltd.                                    90,666    311,461
#*  PaperCorea, Inc.                                        147,900     96,156
#   Partron Co., Ltd.                                       194,543  2,641,364
#*  Pharmicell Co., Ltd.                                    129,934    497,585
    Poongsan Corp.                                          104,011  2,567,015

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#   Poongsan Holdings Corp.                                18,297 $  552,654
#   POSCO Chemtech Co., Ltd.                                9,949  1,437,147
*   POSCO Coated & Color Steel Co., Ltd.                    4,130     71,259
#   Posco ICT Co., Ltd.                                   217,383  1,807,893
#   Posco M-Tech Co., Ltd.                                 82,983    363,250
#*  Posco Plantec Co., Ltd.                                39,761    157,306
#*  Power Logics Co., Ltd.                                112,474    496,841
#   PSK, Inc.                                              58,750    780,759
    Pulmuone Co., Ltd.                                      4,811    438,609
#   Pyeong Hwa Automotive Co., Ltd.                        59,253  1,210,037
#*  Redrover Co., Ltd.                                     58,137    396,282
    Reyon Pharmaceutical Co., Ltd.                         12,340    227,750
#   RFsemi Technologies, Inc.                              30,415    272,658
    RFTech Co., Ltd.                                       16,282    172,302
#   Romanson Co., Ltd.                                     29,944    281,960
    S&T Corp.                                               5,003     83,148
    S&T Dynamics Co., Ltd.                                129,682  1,501,295
#   S&T Holdings Co., Ltd.                                 21,808    319,446
    S&T Motiv Co., Ltd.                                    50,410  1,361,716
    S-1 Corp.                                              43,247  3,289,488
#   S-Energy Co., Ltd.                                     37,010    411,599
#   S-MAC Co., Ltd.                                        78,277    665,950
#   Saeron Automotive Corp.                                 2,640     27,000
#*  Sajo Industries Co., Ltd.                              11,014    373,310
    Sam Young Electronics Co., Ltd.                        63,000    701,135
#   Sam Yung Trading Co., Ltd.                             54,602  1,037,713
    Samchully Co., Ltd.                                    15,646  2,350,283
    Samho Development Co., Ltd.                            20,870     63,767
#   SAMHWA Paints Industrial Co., Ltd.                     38,900    579,966
#   Samick Musical Instruments Co., Ltd.                  257,520    711,659
#   Samick THK Co., Ltd.                                   35,630    270,699
#   Samjin Pharmaceutical Co., Ltd.                        59,596  1,074,760
    Samkwang Glass                                         17,041    807,849
#   Samlip General Foods Co., Ltd.                          9,750    702,507
#   Samsung Fine Chemicals Co., Ltd.                       93,648  3,741,021
#*  SAMT Co., Ltd.                                         70,907    140,662
#   Samyang Foods Co., Ltd.                                17,230    532,843
    Samyang Holdings Corp.                                 20,208  1,409,269
    Samyang Tongsang Co., Ltd.                              1,760     57,152
#*  Samyoung Chemical Co., Ltd.                           173,170    383,780
#*  Sangbo Corp.                                           50,696    592,247
#*  Sapphire Technology Co., Ltd.                           8,161    328,836
    Satrec Initiative Co., Ltd.                             5,805    111,906
    SAVEZONE I&C Corp.                                     30,770    184,995
    SBS Contents Hub Co., Ltd.                             21,793    394,600
    SBS Media Holdings Co., Ltd.                          195,940    831,090
#*  SBW                                                   340,780    222,253
    Seah Besteel Corp.                                     65,015  1,756,402
    SeAH Holdings Corp.                                     4,622    486,608
    SeAH Steel Corp.                                       10,931  1,302,598
    Sebang Co., Ltd.                                       51,495    892,302
#*  Seegene, Inc.                                          35,613  1,952,912

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
SOUTH KOREA -- (Continued)
#   Sejong Industrial Co., Ltd.                              48,360 $  812,519
    Sempio Foods Co.                                          7,350    187,586
#*  Seobu T&D                                                44,362    845,351
#   Seohan Co., Ltd.                                        277,691    513,033
#*  Seohee Construction Co., Ltd.                           728,878    426,566
    Seoul Semiconductor Co., Ltd.                            36,969  1,488,089
*   Seowon Co., Ltd.                                         15,830     24,090
#   SEOWONINTECH Co., Ltd.                                   45,291    682,006
#*  Sewon Cellontech Co., Ltd.                              124,121    338,031
    Sewon Precision Industry Co., Ltd.                        1,680     43,196
#   SEWOONMEDICAL Co., Ltd.                                  95,161    509,807
    SFA Engineering Corp.                                    43,987  1,901,707
#*  SG Corp.                                                660,590    392,548
#   SH Energy & Chemical Co., Ltd.                          375,570    304,956
    Shin Poong Pharmaceutical Co., Ltd.                     138,450    614,017
*   Shine Co., Ltd.                                          10,794    104,466
#*  Shinil Industrial Co., Ltd.                             228,580    477,383
    Shinsegae Co., Ltd.                                      35,692  7,749,076
    Shinsegae Information & Communication Co., Ltd.           3,544    261,645
#   Shinsegae International Co., Ltd.                         9,971    715,662
#*  Shinsung Solar Energy Co., Ltd.                         255,452    367,774
#*  Shinsung Tongsang Co., Ltd.                             349,750    434,192
*   Shinwha Intertek Corp.                                    8,310     24,968
*   Shinwon Corp.                                            19,980     34,693
    Shinyoung Securities Co., Ltd.                           14,050    550,834
#*  Signetics Corp.                                         166,628    338,006
#*  SIGONG TECH Co., Ltd.                                    67,831    212,076
#   Silicon Works Co., Ltd.                                  48,203  1,076,365
#   Silla Co., Ltd.                                          36,700    882,791
#*  Simm Tech Co., Ltd.                                     114,351    661,284
#   SIMPAC, Inc.                                             73,030    516,388
    Sindoh Co., Ltd.                                         10,939    718,018
#   SJM Co., Ltd.                                            38,370    388,690
*   SK Broadband Co., Ltd.                                  726,646  3,013,848
#   SK Chemicals Co., Ltd.                                   72,371  4,220,864
#*  SK Communications Co., Ltd.                              79,814    578,166
    SK Gas, Ltd.                                             18,599  1,708,852
*   SK Networks Co., Ltd.                                   660,780  6,092,148
*   SK Securities Co., Ltd.                               1,344,790    963,595
#   SKC Co., Ltd.                                           103,527  3,432,781
#   SL Corp.                                                 70,320  1,212,746
#*  SM Culture & Contents Co., Ltd.                          59,505    248,837
#*  SM Entertainment Co.                                     77,229  3,658,321
#*  Solborn, Inc.                                            33,748    127,085
*   Solco Biomedical Co., Ltd.                               56,341     32,209
#   Songwon Industrial Co., Ltd.                             74,660    734,982
#*  Sonokong Co., Ltd.                                       86,999    222,283
#   Soulbrain Co., Ltd.                                      41,770  1,668,072
*   Ssangyong Cement Industrial Co., Ltd.                    99,641    911,729
#*  Steel Flower Co., Ltd.                                   29,816    140,674
#*  STS Semiconductor & Telecommunications                  119,249    272,627
#*  STX Corp. Co., Ltd.                                      83,769    102,147

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#*  STX Engine Co., Ltd.                                  115,112 $  391,022
#   Suheung Co., Ltd.                                      32,370  1,200,814
    Sun Kwang Co., Ltd.                                    15,705    278,532
    Sung Kwang Bend Co., Ltd.                              62,624  1,468,670
#*  Sungchang Enterprise Holdings, Ltd.                    23,520    465,598
#*  Sungshin Cement Co., Ltd.                              91,380  1,010,777
    Sungwoo Hitech Co., Ltd.                              128,611  2,077,451
    Sunjin Co., Ltd.                                       25,055    741,611
#*  Sunny Electronics Corp.                                60,140    180,571
#*  Suprema, Inc.                                          57,629  1,429,947
#*  Synopex, Inc.                                         261,562    467,467
    Tae Kyung Industrial Co., Ltd.                         33,700    167,208
    Taekwang Industrial Co., Ltd.                           1,928  2,484,412
#*  Taewoong Co., Ltd.                                     45,326  1,095,651
*   Taeyoung Engineering & Construction Co., Ltd.         200,500  1,254,593
#*  Taihan Electric Wire Co., Ltd.                        113,742    233,447
    Tailim Packaging Industrial Co., Ltd.                 141,790    274,382
#   TCC Steel                                              38,096    135,866
#   TES Co., Ltd.                                          25,170    308,038
#*  Theall Medi Bio                                        29,510     65,961
#*  Theragen Etex Co., Ltd.                                43,667    313,182
#*  TK Chemical Corp.                                     222,222    488,421
#   Tong Yang Moolsan Co., Ltd.                            22,590    216,546
    Tongyang Life Insurance                               192,400  1,873,007
    TONGYANG Securities, Inc.                              12,966     28,895
#*  Top Engineering Co., Ltd.                              43,811    189,858
#   Toptec Co., Ltd.                                       39,069    506,274
#*  Toray Chemical Korea, Inc.                            121,710  1,708,953
#   Tovis Co., Ltd.                                        59,929    475,717
#*  Trais Co., Ltd.                                        59,456    169,530
*   Trigem Computer, Inc.                                       1         --
#   TS Corp.                                               18,630    569,121
*   TSM Tech Co., Ltd.                                      6,518     45,406
#*  UBCare Co., Ltd.                                       51,297    156,883
    Ubiquoss, Inc.                                         49,604    399,143
#*  Ubivelox, Inc.                                         15,537    249,957
#   UI Display Co., Ltd.                                   34,401    357,434
#   Uju Electronics Co., Ltd.                              31,398    557,719
    Unid Co., Ltd.                                         17,354  1,118,850
#   Union Steel                                             8,052    109,827
#*  Uniquest Corp.                                         16,050    217,086
#*  Unison Co., Ltd.                                       99,851    198,405
    Value Added Technologies Co., Ltd.                     39,778    636,708
#   Vieworks Co., Ltd.                                     37,657    953,321
#   Visang Education, Inc.                                 29,722    306,370
#*  Webzen, Inc.                                           31,367    208,171
#*  WeMade Entertainment Co., Ltd.                         33,045  1,440,618
#   Whanin Pharmaceutical Co., Ltd.                        43,130    617,098
#*  WillBes & Co. (The)                                   269,780    301,012
#*  WiSoL Co., Ltd.                                        53,318    693,516
#*  WONIK CUBE Corp.                                       20,753     46,357
#*  Wonik IPS Co., Ltd.                                   162,920  1,631,659

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
#   Woojeon & Handan Co., Ltd.                               63,601 $    396,696
#*  Woongjin Energy Co., Ltd.                               212,230      480,232
*   Woongjin Holdings Co., Ltd.                              19,691       41,988
#*  Woongjin Thinkbig Co., Ltd.                              74,779      583,642
#   Wooree ETI Co., Ltd.                                    139,474      381,468
    Woori Investment & Securities Co., Ltd.                 617,082    5,226,301
#*  Woori Investment Bank                                 1,643,150      722,549
#   WooSung Feed Co., Ltd.                                   86,370      254,234
#   Y G-1 Co., Ltd.                                          70,378      785,240
    YESCO Co., Ltd.                                          13,100      480,454
#   YG Entertainment, Inc.                                   30,279    1,814,091
#   Yoosung Enterprise Co., Ltd.                             64,900      305,293
    YooSung T&S Co., Ltd.                                    16,136       23,892
    Youlchon Chemical Co., Ltd.                              59,750      817,352
#   Young Heung Iron & Steel Co., Ltd.                       55,480      119,695
    Young Poong Corp.                                         2,389    2,751,542
*   Young Poong Mining & Construction Corp.                   1,580           --
    Young Poong Precision Corp.                              35,929      338,152
#   Youngone Corp.                                          104,914    4,288,203
#   Youngone Holdings Co., Ltd.                              28,420    2,025,857
#   Yuhan Corp.                                              44,525    7,832,089
    YuHwa Securities Co., Ltd.                               13,060      153,057
#*  Yungjin Pharmaceutical Co., Ltd.                        469,292      836,630
*   ZeroOne Interactive Co., Ltd.                             3,200           --
                                                                    ------------
TOTAL SOUTH KOREA                                                    660,301,981
                                                                    ------------
TAIWAN -- (13.1%)
#   A-DATA Technology Co., Ltd.                           1,078,000    2,574,946
    Ability Enterprise Co., Ltd.                          1,749,076    1,103,705
#   AcBel Polytech, Inc.                                  1,849,599    2,430,351
#   Accton Technology Corp.                               2,461,763    1,466,109
#   Ace Pillar Co., Ltd.                                    254,008      205,223
    ACES Electronic Co., Ltd.                               421,000      486,590
    ACHEM Technology Corp.                                  868,860      628,999
#   Acter Co., Ltd.                                         180,000      692,364
*   Action Electronics Co., Ltd.                            761,635      152,009
#   Actron Technology Corp.                                 263,150    1,113,906
#   Adlink Technology, Inc.                                 473,985      874,160
#   Advanced Ceramic X Corp.                                222,000    1,098,507
    Advanced International Multitech Co., Ltd.              425,000      435,342
#   Advancetek Enterprise Co., Ltd.                         638,917      698,201
#*  AGV Products Corp.                                    2,428,801      765,739
#   AimCore Technology Co., Ltd.                            245,589      268,017
#   Alcor Micro Corp.                                       379,000      516,717
    ALI Corp.                                             1,479,000    1,537,430
    Allis Electric Co., Ltd.                                 54,000       17,057
    Alltop Technology Co., Ltd.                              54,000       46,365
    Alpha Networks, Inc.                                  1,582,763    1,255,629
#   Altek Corp.                                           1,893,637    1,912,294
#   Ambassador Hotel (The)                                1,385,000    1,277,960
    AMPOC Far-East Co., Ltd.                                450,444      381,536
    AmTRAN Technology Co., Ltd.                           4,067,951    2,817,077
#   Anpec Electronics Corp.                                 577,000      470,519

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
#   Apacer Technology, Inc.                                 541,576 $  536,547
#   APCB, Inc.                                              719,000    492,918
#   Apex Biotechnology Corp.                                465,483  1,005,950
#   Apex International Co., Ltd.                            255,000    335,599
#   Apex Medical Corp.                                      325,500    379,068
    Apex Science & Engineering                              140,907     86,882
#   Arcadyan Technology Corp.                               105,581    165,748
#   Ardentec Corp.                                        1,433,992  1,218,748
*   Arima Communications Corp.                              911,719    538,067
#*  Asia Optical Co., Inc.                                1,143,000  1,140,838
#   Asia Plastic Recycling Holding, Ltd.                    289,726    614,548
#   Asia Polymer Corp.                                    1,439,484  1,116,192
    Asia Vital Components Co., Ltd.                       1,548,058    990,468
#   ASROCK, Inc.                                            192,000    731,693
    Aten International Co., Ltd.                            430,479  1,356,159
#   Audix Corp.                                             519,000    501,232
#   AURAS Technology Co., Ltd.                               99,585     81,875
#   Aurora Corp.                                            541,499    999,184
    AV Tech Corp.                                           198,000    535,202
    Avermedia Technologies                                  701,446    289,308
*   Avision, Inc.                                           729,000    247,016
#   AVY Precision Technology, Inc.                          235,000    356,002
#   Awea Mechantronic Co., Ltd.                             137,200    250,123
    Bank of Kaohsiung                                     1,946,054    613,187
    Basso Industry Corp.                                    581,000    721,936
*   BenQ Materials Corp.                                    751,000    922,207
#   BES Engineering Corp.                                 6,859,750  1,801,955
#   Bin Chuan Enterprise Co., Ltd.                          172,542    124,350
    Bionet Corp.                                            191,000    286,056
    Biostar Microtech International Corp.                   865,975    353,103
#   Boardtek Electronics Corp.                              783,000    881,172
*   Bright Led Electronics Corp.                            601,520    313,933
    C Sun Manufacturing, Ltd.                               698,221    666,462
#   Cameo Communications, Inc.                            1,147,818    340,556
#   Capella Microsystems Taiwan, Inc.                       161,598    617,756
#   Capital Securities Corp.                              8,209,142  2,815,680
#   Career Technology MFG. Co., Ltd.                      1,388,000  1,959,723
#   Carnival Industrial Corp.                             1,753,000    468,608
    Cathay Chemical Works                                    30,000     16,639
    Cathay Real Estate Development Co., Ltd.              3,801,000  2,205,642
#   Celxpert Energy Corp.                                   164,000     88,654
    Central Reinsurance Co., Ltd.                           867,410    463,799
#   ChainQui Construction Development Co., Ltd.             360,083    302,133
#   Chaintech Technology Corp.                              173,241    246,902
*   Champion Building Materials Co., Ltd.                 1,757,851    623,522
#   Chang Wah Electromaterials, Inc.                        206,673    542,514
    Channel Well Technology Co., Ltd.                        53,000     28,336
#   Charoen Pokphand Enterprise                             867,000    766,470
#   Chaun-Choung Technology Corp.                           330,000    877,804
#   CHC Resources Corp.                                     329,348    766,981
    Chen Full International Co., Ltd.                       152,000    154,812
#   Chenbro Micom Co., Ltd.                                 294,000    451,834

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Cheng Loong Corp.                                      4,169,383 $1,810,390
#   Cheng Uei Precision Industry Co., Ltd.                 1,982,331  3,990,109
#*  Chenming Mold Industry Corp.                             610,437    757,399
#   Chia Chang Co., Ltd.                                     547,000    649,155
#*  Chia Hsin Cement Corp.                                 2,128,121  1,117,083
    Chien Kuo Construction Co., Ltd.                       1,436,312    650,212
    Chilisin Electronics Corp.                               505,572    388,503
    Chime Ball Technology Co., Ltd.                          143,000    424,561
    Chimei Materials Technology Corp.                        698,000    812,948
#   Chin-Poon Industrial Co., Ltd.                         1,754,207  3,292,658
    China Chemical & Pharmaceutical Co., Ltd.              1,394,000  1,028,653
#   China Ecotek Corp.                                       187,000    470,549
    China Electric Manufacturing Corp.                     1,435,900    604,733
    China General Plastics Corp.                           1,636,640    827,523
    China Glaze Co., Ltd.                                    654,139    334,133
*   China Man-Made Fiber Corp.                             5,236,879  1,772,476
#   China Metal Products                                   1,312,003  1,513,361
    China Motor Corp.                                        586,609    531,333
    China Petrochemical Development Corp.                  3,687,000  1,453,747
    China Steel Chemical Corp.                               543,554  3,136,214
    China Steel Structure Co., Ltd.                          655,000    722,408
    China Synthetic Rubber Corp.                           2,303,563  2,205,036
*   China United Trust & Investment Corp.                    164,804         --
*   China Wire & Cable Co., Ltd.                             592,000    233,522
#   Chinese Maritime Transport, Ltd.                         543,850    640,933
    Chipbond Technology Corp.                              1,543,000  2,642,770
#   Chong Hong Construction Co.                              657,646  1,816,642
*   Chou Chin Industrial Co., Ltd.                               825         --
#   Chroma ATE, Inc.                                       1,531,821  3,951,300
*   Chun YU Works & Co., Ltd.                              1,148,000    484,147
    Chun Yuan Steel                                        1,955,529    819,864
#   Chung Hsin Electric & Machinery Manufacturing Corp.    1,995,000  1,343,325
*   Chung Hung Steel Corp.                                 3,863,979    997,261
*   Chung Hwa Pulp Corp.                                   2,616,031    782,084
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.          256,000    362,171
*   Chunghwa Picture Tubes, Ltd.                          16,151,000  1,003,496
*   Chyang Sheng Dyeing & Finishing Co., Ltd.                 45,000     21,787
#   Cleanaway Co., Ltd.                                      173,000    978,411
    Clevo Co.                                              2,044,200  3,768,185
#*  CMC Magnetics Corp.                                   13,033,960  2,009,959
#   CoAsia Microelectronics Corp.                            472,500    235,400
    Collins Co., Ltd.                                        565,431    210,778
    Compeq Manufacturing Co., Ltd.                         4,826,000  3,164,599
*   Concord Securities Corp.                               1,491,000    384,967
    Continental Holdings Corp.                             1,959,067    743,488
#   Coretronic Corp.                                       3,332,000  3,979,115
*   Cosmo Electronics Corp.                                  184,137    228,695
*   Cosmos Bank Taiwan                                     1,044,926    515,479
#   Coxon Precise Industrial Co., Ltd.                       525,000    888,794
    Creative Sensor, Inc.                                     85,000     71,299
#*  Crystalwise Technology, Inc.                             592,302    595,514
    CSBC Corp. Taiwan                                      1,909,610  1,159,224

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CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    CTCI Corp.                                              134,000 $  213,999
    Cub Elecparts, Inc.                                       7,000     62,094
    CviLux Corp.                                            353,039    486,133
#   Cyberlink Corp.                                         413,697  1,271,118
#   CyberPower Systems, Inc.                                211,000    528,146
    CyberTAN Technology, Inc.                               921,779    899,121
    D-Link Corp.                                          2,875,665  1,884,222
#   DA CIN Construction Co., Ltd.                           910,711    847,822
#*  Da-Li Construction Co., Ltd.                            459,220    511,657
    Dafeng TV, Ltd.                                         265,540    455,201
    Darfon Electronics Corp.                              1,333,550    927,979
#   Davicom Semiconductor, Inc.                             351,888    404,038
    Daxin Materials Corp.                                   192,000    343,640
    De Licacy Industrial Co., Ltd.                           70,000     27,718
    Delpha Construction Co., Ltd.                           991,931    553,061
    Depo Auto Parts Ind Co., Ltd.                           497,000  2,001,974
*   Der Pao Construction Co., Ltd.                          476,000         --
#   DFI, Inc.                                               164,524    205,145
    Dimerco Express Corp.                                   373,000    225,067
#   DYNACOLOR, Inc.                                         224,000    583,362
*   Dynamic Electronics Co., Ltd.                         1,275,321    478,831
#   Dynapack International Technology Corp.                 607,000  1,583,689
#*  E Ink Holdings, Inc.                                  3,975,000  2,649,256
#   E-Lead Electronic Co., Ltd.                             307,942    737,126
    E-LIFE MALL Corp.                                       362,000    765,099
#*  E-Ton Solar Tech Co., Ltd.                            2,396,209  1,482,096
*   Eastern Media International Corp.                     2,058,889    896,413
#   Edimax Technology Co., Ltd.                             850,108    410,633
#   Edison Opto Corp.                                       435,000    518,077
#   Edom Technology Co., Ltd.                               172,776    106,836
#   eGalax_eMPIA Technology, Inc.                           220,255    624,267
#   Elan Microelectronics Corp.                           1,655,715  3,066,529
#   Elite Advanced Laser Corp.                              360,000  1,351,666
#   Elite Material Co., Ltd.                              1,353,350  1,210,317
#   Elite Semiconductor Memory Technology, Inc.           1,242,200  2,265,268
    Elitegroup Computer Systems Co., Ltd.                 1,987,833  1,473,240
#   eMemory Technology, Inc.                                328,000  2,316,476
#   ENG Electric Co., Ltd.                                  671,580    547,181
    EnTie Commercial Bank                                 1,833,603    814,095
*   Episil Technologies, Inc.                               873,000    340,488
#   Eternal Chemical Co., Ltd.                            3,361,794  3,510,200
*   Etron Technology, Inc.                                1,395,000    756,807
*   Everest Textile Co., Ltd.                             1,017,562    376,671
    Evergreen International Storage & Transport Corp.     2,516,000  1,544,146
    Everlight Chemical Industrial Corp.                   1,737,933  1,595,967
#   Everlight Electronics Co., Ltd.                       1,685,000  3,948,597
#*  Everspring Industry Co., Ltd.                           501,000    715,740
    Excelsior Medical Co., Ltd.                             487,654    910,569
#   Far Eastern International Bank                        6,959,820  2,444,454
    Faraday Technology Corp.                              1,679,648  2,289,498
#*  Farglory F T Z Investment Holding Co., Ltd.             142,000    110,420
    Federal Corp.                                         2,183,666  1,560,143

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CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
#   Feedback Technology Corp.                               172,000 $  313,931
#   Feng Hsin Iron & Steel Co.                            1,688,100  2,830,370
#   Feng TAY Enterprise Co., Ltd.                         1,164,806  3,225,388
    Fine Blanking & Tool Co., Ltd.                           13,000     21,825
*   First Copper Technology Co., Ltd.                       929,000    325,057
    First Hotel                                             720,212    456,989
#   First Insurance Co., Ltd.                             1,054,179    657,245
    First Steamship Co., Ltd.                             1,788,218  1,043,698
#   FLEXium Interconnect, Inc.                              812,839  2,212,719
    Flytech Technology Co., Ltd.                            418,838  1,611,393
    Forhouse Corp.                                        1,902,635    773,564
    Formosa Advanced Technologies Co., Ltd.                 604,000    464,918
#*  Formosa Epitaxy, Inc.                                 1,937,811  1,113,056
    Formosa International Hotels Corp.                      158,243  1,861,144
#   Formosa Oilseed Processing                              304,567    130,267
    Formosa Optical Technology Co., Ltd.                    239,000    816,118
    Formosan Rubber Group, Inc.                           2,028,000  1,899,218
#   Formosan Union Chemical                               1,222,218    595,303
#   Fortune Electric Co., Ltd.                              502,078    272,805
    Founding Construction & Development Co., Ltd.           895,317    558,092
#   Foxlink Image Technology Co., Ltd.                      619,000    458,236
*   Froch Enterprise Co., Ltd.                              843,000    296,603
    FSP Technology, Inc.                                    810,887    871,106
    Fullerton Technology Co., Ltd.                          505,600    455,951
#*  Fulltech Fiber Glass Corp.                            1,411,083    580,520
    Fwusow Industry Co., Ltd.                               750,186    377,889
#   G Shank Enterprise Co., Ltd.                          1,056,013    795,504
#   G Tech Optoelectronics Corp.                            798,000    913,285
*   Gallant Precision Machining Co., Ltd.                    21,000      8,661
#*  Gamania Digital Entertainment Co., Ltd.                 604,000    721,197
    GEM Terminal Industrial Co., Ltd.                        23,386      9,409
#   Gemtek Technology Corp.                               1,447,219  1,308,156
#   General Plastic Industrial Co., Ltd.                    137,553    160,300
#*  Genesis Photonics, Inc.                               1,081,712    731,966
#   Genius Electronic Optical Co., Ltd.                     243,427    836,753
#   GeoVision, Inc.                                         223,527  1,217,694
    Getac Technology Corp.                                2,105,360  1,122,271
#*  Giantplus Technology Co., Ltd.                          204,900     87,605
#   Giga Solar Materials Corp.                               87,400  2,024,895
#   Giga Solution Tech Co., Ltd.                            525,446    303,166
#   Gigabyte Technology Co., Ltd.                         2,532,800  3,955,977
#*  Gigastorage Corp.                                     1,377,561  1,673,886
#*  Gintech Energy Corp.                                  1,205,936  1,241,222
*   Global Brands Manufacture, Ltd.                       1,376,359    463,072
    Global Lighting Technologies, Inc.                      248,000    295,418
    Global Mixed Mode Technology, Inc.                      381,000  1,200,458
#   Global Unichip Corp.                                    398,000  1,108,681
*   Globe Union Industrial Corp.                            809,944    535,422
#   Gloria Material Technology Corp.                      2,195,565  1,780,986
#*  Gold Circuit Electronics, Ltd.                        2,165,227    594,361
    Goldsun Development & Construction Co., Ltd.          6,500,722  2,295,174
    Good Will Instrument Co., Ltd.                          200,703    133,055

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Gourmet Master Co., Ltd.                                 202,000 $1,637,480
    Grand Pacific Petrochemical                            5,492,000  3,496,831
#   Grape King Bio, Ltd.                                     460,000  2,062,646
    Great China Metal Industry                               754,000    980,001
    Great Taipei Gas Co., Ltd.                             1,467,000  1,150,192
    Great Wall Enterprise Co., Ltd.                        1,939,057  2,008,967
#*  Green Energy Technology, Inc.                            977,457    813,132
#*  GTM Corp.                                                679,000    434,393
    Hannstar Board Corp.                                   1,493,049    540,185
#*  HannStar Display Corp.                                10,217,495  3,544,145
*   HannsTouch Solution, Inc.                              3,934,130  1,078,620
*   Harvatek Corp.                                           728,623    435,135
#   Hey Song Corp.                                         1,407,750  1,478,768
#   Hi-Clearance, Inc.                                       104,000    321,227
    Hiroca Holdings, Ltd.                                     12,100     44,885
*   HiTi Digital, Inc.                                       117,935     75,637
#   Hitron Technology, Inc.                                  991,213    615,432
*   Hiyes International Co., Ltd.                              5,043      9,187
    Ho Tung Chemical Corp.                                 3,549,191  1,583,753
#*  Hocheng Corp.                                          1,275,700    429,718
    Hold-Key Electric Wire & Cable Co., Ltd.                 205,908     64,833
#   Holiday Entertainment Co., Ltd.                          248,800    315,856
#   Holtek Semiconductor, Inc.                               829,000  1,492,731
#   Holy Stone Enterprise Co., Ltd.                        1,020,728  1,377,642
    Hong Ho Precision Textile Co., Ltd.                       40,000     37,702
    Hong TAI Electric Industrial                           1,201,000    414,021
    Hong YI Fiber Industry Co.                                75,652     30,237
    Horizon Securities Co., Ltd.                           1,910,000    564,243
#   Hota Industrial Manufacturing Co., Ltd.                  859,471  1,378,644
*   Howarm Construction Co., Ltd.                            683,811    597,650
#   Hsin Kuang Steel Co., Ltd.                             1,317,443    838,069
#   Hsin Yung Chien Co., Ltd.                                151,000    466,019
    Hsing TA Cement Co.                                      620,000    294,260
#   Hu Lane Associate, Inc.                                  257,866    856,631
    HUA ENG Wire & Cable                                   2,359,565    914,848
*   Hua Yu Lien Development Co., Ltd.                          3,701      5,872
    Huaku Development Co., Ltd.                            1,128,816  2,766,174
    Huang Hsiang Construction Co.                            568,800    865,385
#   Hung Ching Development & Construction Co., Ltd.          449,000    239,947
    Hung Poo Real Estate Development Corp.                 1,293,185  1,157,729
    Hung Sheng Construction, Ltd.                          2,545,400  1,649,991
#   Huxen Corp.                                              268,244    442,074
*   Hwa Fong Rubber Co., Ltd.                                759,010    527,439
#   I-Chiun Precision Industry Co., Ltd.                     924,313    667,797
#   I-Sheng Electric Wire & Cable Co., Ltd.                  547,000    821,112
#   Ibase Technology, Inc.                                   433,719    842,313
#   Ichia Technologies, Inc.                               1,679,000  2,061,996
#   IEI Integration Corp.                                    950,565  1,366,920
#   ILI Technology Corp.                                     302,383    594,591
    Infortrend Technology, Inc.                              864,163    542,410
*   Inotera Memories, Inc.                                 2,521,000  2,589,534
    Insyde Software Corp.                                    107,000    209,486

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
#   Integrated Memory Logic, Ltd.                           263,001 $  720,418
    International Games System Co., Ltd.                    299,000    853,241
    ITE Technology, Inc.                                    619,095    680,633
    ITEQ Corp.                                            1,193,614  1,378,125
#*  J Touch Corp.                                           601,000    458,845
*   Janfusun Fancyworld Corp.                               823,564    142,598
*   Jenn Feng New Energy Co., Ltd.                          286,000     95,462
#   Jentech Precision Industrial Co., Ltd.                  290,868    978,924
    Jess-Link Products Co., Ltd.                            776,900    733,630
    Jih Sun Financial Holdings Co., Ltd.                  2,960,142    800,122
    Johnson Health Tech Co., Ltd.                           294,221    716,316
    K Laser Technology, Inc.                                228,000    122,171
#   Kang Na Hsiung Enterprise Co., Ltd.                     489,020    235,022
    Kao Hsing Chang Iron & Steel                            509,600    219,914
#   Kaori Heat Treatment Co., Ltd.                          341,210    815,046
#   Kaulin Manufacturing Co., Ltd.                          664,330    584,945
#   KD Holding Corp.                                         40,000    233,111
#   KEE TAI Properties Co., Ltd.                          1,903,473  1,296,676
#*  Kenmec Mechanical Engineering Co., Ltd.                 842,000    388,999
    Kerry TJ Logistics Co., Ltd.                          1,609,000  1,934,459
    Keysheen Cayman Holdings Co., Ltd.                        2,000      3,403
    King Slide Works Co., Ltd.                              241,550  3,150,008
#   King Yuan Electronics Co., Ltd.                       5,488,979  4,191,603
#   King's Town Bank                                      4,036,701  3,748,316
*   King's Town Construction Co., Ltd.                      929,210    775,838
#   Kingdom Construction Co.                              1,646,000  1,701,648
#   Kinik Co.                                               594,000  1,636,832
#   Kinko Optical Co., Ltd.                                 747,000    688,169
    Kinpo Electronics                                     5,249,157  1,958,455
#   KMC Kuei Meng International, Inc.                       143,875    630,496
#   KS Terminals, Inc.                                      407,482    679,979
#   Kung Long Batteries Industrial Co., Ltd.                308,000  1,010,477
#   Kung Sing Engineering Corp.                           1,486,000    674,515
#   Kuo Toong International Co., Ltd.                       649,000  1,102,795
#   Kuoyang Construction Co., Ltd.                        2,228,384  1,133,305
#   Kwong Fong Industries                                 1,305,760    852,141
    KYE Systems Corp.                                     1,372,903    592,646
    L&K Engineering Co., Ltd.                               623,048    555,917
    LAN FA Textile                                          826,933    255,772
    Laser Tek Taiwan Co., Ltd.                               46,504     28,274
#   LCY Chemical Corp.                                      723,383    744,561
    Leader Electronics, Inc.                                653,000    301,144
#   Leadtrend Technology Corp.                              162,086    243,089
#   Lealea Enterprise Co., Ltd.                           3,260,542  1,145,546
#   Ledtech Electronics Corp.                               207,000    133,225
    LEE CHI Enterprises Co., Ltd.                           886,000    497,150
#*  Leofoo Development Co.                                1,394,000    526,871
    LES Enphants Co., Ltd.                                  850,754    573,906
#   Lextar Electronics Corp.                              1,179,500  1,154,670
#*  Li Peng Enterprise Co., Ltd.                          2,720,388  1,272,672
#   Lian HWA Food Corp.                                     312,289    404,274
    Lien Hwa Industrial Corp.                             2,446,676  1,548,102

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CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Lingsen Precision Industries, Ltd.                     1,727,506 $1,139,966
    Lite-On Semiconductor Corp.                            1,454,730  1,068,545
#   Long Bon International Co., Ltd.                       1,495,945    930,351
#   Long Chen Paper Co., Ltd.                              2,107,239    921,900
#   Longwell Co.                                             539,000    713,974
    Lotes Co., Ltd.                                          273,778    890,289
#*  Lucky Cement Corp.                                       677,000    195,239
#   Lumax International Corp., Ltd.                          448,769  1,062,907
    Lung Yen Life Service Corp.                               98,000    266,934
#   Macroblock, Inc.                                         141,000    370,056
#*  Macronix International                                17,113,481  4,036,155
    MacroWell OMG Digital Entertainment Co., Ltd.             38,000    106,691
    Mag Layers Scientific-Technics Co., Ltd.                   7,337      9,659
#   Makalot Industrial Co., Ltd.                             683,202  3,592,655
    Marketech International Corp.                            612,000    444,307
    Masterlink Securities Corp.                            4,448,000  1,452,936
    Mayer Steel Pipe Corp.                                   842,567    382,204
#   Maywufa Co., Ltd.                                        170,322     83,759
    Meiloon Industrial Co.                                   393,809    232,412
#   Mercuries & Associates, Ltd.                           1,478,991    979,851
#   Merry Electronics Co., Ltd.                              966,169  5,253,250
    Micro-Star International Co., Ltd.                     3,332,075  3,651,715
#*  Microbio Co., Ltd.                                     1,664,607  1,700,677
#*  Microelectronics Technology, Inc.                        739,019    393,841
    Microlife Corp.                                          167,600    454,979
#   MIN AIK Technology Co., Ltd.                             674,316  3,654,473
#   Mirle Automation Corp.                                   698,009    634,572
*   Mitac Holdings Corp.                                   2,729,000  2,208,087
*   Mosel Vitelic, Inc.                                    1,924,014    383,041
#*  Motech Industries, Inc.                                1,592,000  2,698,063
#   MPI Corp.                                                320,000    787,016
    Nak Sealing Technologies Corp.                           248,954  1,131,070
#   Namchow Chemical Industrial Co., Ltd.                    760,000  1,465,468
*   Nan Kang Rubber Tire Co., Ltd.                         2,218,952  2,522,635
*   Nan Ren Lake Leisure Amusement Co., Ltd.                 917,000    369,675
#*  Nan Ya Printed Circuit Board Corp.                     1,197,000  1,690,216
    Nantex Industry Co., Ltd.                              1,232,844    774,003
*   Nanya Technology Corp.                                   457,000     74,983
    National Petroleum Co., Ltd.                             763,824    682,992
#*  Neo Solar Power Corp.                                  2,859,187  3,395,205
#   Netronix, Inc.                                           319,000    832,738
    New Asia Construction & Development Corp.                732,835    190,070
    New Era Electronics Co., Ltd.                            380,000    469,767
#*  Newmax Technology Co., Ltd.                              370,009    819,832
    Nexcom International Co., Ltd.                           232,257    210,248
    Nichidenbo Corp.                                         451,340    449,623
#   Nien Hsing Textile Co., Ltd.                           1,173,436  1,157,893
#   Nishoku Technology, Inc.                                 124,000    183,188
#   Nuvoton Technology Corp.                                 308,000    321,486
    O-TA Precision Industry Co., Ltd.                         17,000     11,851
#*  Ocean Plastics Co., Ltd.                                 812,200  1,089,886
    OptoTech Corp.                                         2,758,886  1,332,233

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
*   Orient Semiconductor Electronics, Ltd.                 2,708,000 $  764,831
#   Oriental Union Chemical Corp.                          2,859,267  2,843,155
    Orise Technology Co., Ltd.                               343,000    619,251
    P-Two Industries, Inc.                                    49,000     22,193
    Pacific Construction Co.                                 950,921    281,447
#*  Pan Jit International, Inc.                            1,533,541    697,574
#   Pan-International Industrial Corp.                     1,761,331  1,298,550
    Parade Technologies, Ltd.                                 50,401    431,106
#   Paragon Technologies Co., Ltd.                           371,246  1,014,276
    PChome Online, Inc.                                      262,000  1,801,275
*   PharmaEngine, Inc.                                       159,755  1,339,184
    Phihong Technology Co., Ltd.                           1,170,901    784,623
    Phison Electronics Corp.                                 136,000    926,148
#   Phoenix Tours International, Inc.                        273,000    452,461
#*  Phytohealth Corp.                                        236,929    288,892
*   Pihsiang Machinery Manufacturing Co., Ltd.               465,534    471,532
#   Pixart Imaging, Inc.                                     666,150  1,305,443
    Plotech Co., Ltd.                                        115,000     45,793
#   Polytronics Technology Corp.                             280,027    668,164
    Portwell, Inc.                                           457,000    492,074
    Posiflex Technologies, Inc.                               86,940    452,536
*   Potrans Electrical Corp.                                 228,000         --
#*  Power Quotient International Co., Ltd.                   796,600    369,570
*   Powercom Co., Ltd.                                       867,140    135,001
#   Powertech Industrial Co., Ltd.                           367,000    262,848
#   Poya Co., Ltd.                                           254,520  1,588,310
    President Securities Corp.                             3,460,488  1,898,394
    Prime Electronics Satellitics, Inc.                      670,822    480,137
#   Prince Housing & Development Corp.                     5,008,276  2,318,259
*   Prodisc Technology, Inc.                               1,707,199         --
#   Promate Electronic Co., Ltd.                             732,000    858,764
#   Promise Technology, Inc.                                 638,286    844,808
*   Protop Technology Co., Ltd.                              192,000         --
#*  Qisda Corp.                                            6,881,900  2,236,902
#   Qualipoly Chemical Corp.                                 275,000    227,963
#   Quanta Storage, Inc.                                     723,000    903,984
#*  Quintain Steel Co., Ltd.                               1,777,824    393,011
#   Radium Life Tech Co., Ltd.                             2,615,235  2,049,689
#   Ralec Electronic Corp.                                   103,209    197,554
    Realtek Semiconductor Corp.                              487,644  1,392,254
#   Rechi Precision Co., Ltd.                              1,169,448  1,257,046
#*  Rexon Industrial Corp., Ltd.                              94,392     35,403
#   Rich Development Co., Ltd.                             2,669,036  1,255,984
#   Richtek Technology Corp.                                 654,000  3,757,807
#*  Ritek Corp.                                           13,129,387  2,057,073
#   Rotam Global Agrosciences, Ltd.                           12,000     21,498
    Ruentex Engineering & Construction Co.                    35,000     81,154
#   Run Long Construction Co., Ltd.                          380,000    363,924
*   Sainfoin Technology Corp.                                131,260         --
#   Sampo Corp.                                            2,833,327  1,089,615
    San Fang Chemical Industry Co., Ltd.                     612,632    599,502
#   San Shing Fastech Corp.                                  248,040    725,233

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Sanyang Industry Co., Ltd.                            2,947,628 $2,699,214
#   SCI Pharmtech, Inc.                                     136,091    297,744
#   SDI Corp.                                               601,000    890,804
    Senao International Co., Ltd.                           445,541  1,173,567
#   Sercomm Corp.                                           839,000  1,691,909
    Sesoda Corp.                                            692,212    721,762
    Shan-Loong Transportation Co., Ltd.                      29,000     24,923
#   Sheng Yu Steel Co., Ltd.                                605,980    453,893
#   ShenMao Technology, Inc.                                441,891    591,067
#   Shih Her Technologies, Inc.                              95,000    226,627
    Shih Wei Navigation Co., Ltd.                           996,183    670,472
    Shihlin Electric & Engineering Corp.                  1,301,000  1,572,750
*   Shihlin Paper Corp.                                     527,000    746,597
    Shin Hai Gas Corp.                                        1,113      1,568
#   Shin Zu Shing Co., Ltd.                                 615,144  1,669,883
#*  Shining Building Business Co., Ltd.                   1,208,770    966,159
    Shinkong Insurance Co., Ltd.                          1,052,131    817,992
    Shinkong Synthetic Fibers Corp.                       7,179,395  2,311,505
    Shinkong Textile Co., Ltd.                            1,068,542  1,347,279
    Shiny Chemical Industrial Co., Ltd.                     243,000    427,642
#   Shuttle, Inc.                                         1,381,152    540,863
    Sigurd Microelectronics Corp.                         1,698,974  1,691,578
*   Silicon Integrated Systems Corp.                      2,908,820    826,974
#   Silicon Power Computer & Communications, Inc.           228,000    311,196
#   Silitech Technology Corp.                               459,848    623,292
#   Sinbon Electronics Co., Ltd.                            934,000  1,392,648
    Sincere Navigation Corp.                              1,460,786  1,272,180
#   Singatron Enterprise Co., Ltd.                          437,000    229,114
#*  Sinkang Industries Co., Ltd.                            153,521     60,598
#   Sinmag Equipment Corp.                                  138,810    773,330
#*  Sino-American Silicon Products, Inc.                  2,409,000  4,042,130
#   Sinon Corp.                                           1,748,510  1,022,139
#   Sinphar Pharmaceutical Co., Ltd.                        572,588    970,326
#   Sinyi Realty Co.                                        832,286  1,484,025
#   Sirtec International Co., Ltd.                          603,000  1,097,025
#   Sitronix Technology Corp.                               524,879  1,042,041
#*  Siward Crystal Technology Co., Ltd.                     536,000    311,782
    Soft-World International Corp.                          550,000  1,909,495
    Solar Applied Materials Technology Co.                1,603,581  1,425,636
#*  Solartech Energy Corp.                                  283,616    213,131
    Solomon Technology Corp.                                142,723     91,284
#*  Solytech Enterprise Corp.                               974,000    329,241
    Sonix Technology Co., Ltd.                              806,000  1,515,994
    Southeast Cement Co., Ltd.                            1,053,700    559,050
    Spirox Corp.                                             66,000     31,677
#   Sporton International, Inc.                             188,829    831,237
    St Shine Optical Co., Ltd.                              177,000  3,757,931
    Standard Chemical & Pharmaceutical Co., Ltd.            461,571    626,104
    Stark Technology, Inc.                                  598,860    576,465
    Sunonwealth Electric Machine Industry Co., Ltd.         662,487    511,851
#*  Sunplus Technology Co., Ltd.                          1,808,000    687,058
    Sunrex Technology Corp.                                 914,736    408,338

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
#   Sunspring Metal Corp.                                   221,000 $  447,662
    Super Dragon Technology Co., Ltd.                       159,382    108,859
#   Supreme Electronics Co., Ltd.                           939,579    515,364
#   Swancor Ind Co., Ltd.                                   211,000    794,682
    Sweeten Construction Co., Ltd.                          577,206    376,127
    Syncmold Enterprise Corp.                               525,000    913,283
#   Sysage Technology Co., Ltd.                             352,800    425,240
#   Systex Corp.                                            242,388    479,960
    TA Chen Stainless Pipe                                2,808,248  1,563,929
*   Ta Chong Bank, Ltd.                                   7,611,897  2,536,367
#*  Ta Chong Securities Co., Ltd.                           209,000     70,209
    Ta Ya Electric Wire & Cable                           2,645,306    645,345
#   Ta Yih Industrial Co., Ltd.                             194,000    548,299
#   TA-I Technology Co., Ltd.                               774,972    427,624
    Tah Hsin Industrial Co., Ltd.                           474,000    451,004
    TAI Roun Products Co., Ltd.                             239,000     80,392
#   Tai Tung Communication Co., Ltd.                        123,727    210,399
    Taichung Commercial Bank                              9,445,069  3,146,718
#   TaiDoc Technology Corp.                                 184,000    544,739
#   Taiflex Scientific Co., Ltd.                            865,000  1,681,436
#   Taimide Tech, Inc.                                      446,000    462,604
#   Tainan Enterprises Co., Ltd.                            643,370    681,009
#   Tainan Spinning Co., Ltd.                             4,952,172  3,331,841
#*  Taisun Enterprise Co., Ltd.                           1,425,428    604,302
*   Taita Chemical Co., Ltd.                                741,951    249,679
#   Taiwan Acceptance Corp.                                 390,480    990,083
#   Taiwan Calsonic Co., Ltd.                                33,000     29,562
#   Taiwan Chinsan Electronic Industrial Co., Ltd.          378,000    727,624
#   Taiwan Cogeneration Corp.                             1,625,566  1,079,489
    Taiwan Fire & Marine Insurance Co.                    1,055,338    820,572
*   Taiwan Flourescent Lamp Co., Ltd.                       176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd.                    670,000    690,253
#   Taiwan Hon Chuan Enterprise Co., Ltd.                 1,216,814  2,510,066
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.          795,120    644,468
*   Taiwan Kolin Co., Ltd.                                1,356,000         --
*   Taiwan Land Development Corp.                         3,367,798  1,239,176
*   Taiwan Life Insurance Co., Ltd.                       1,897,586  1,460,018
    Taiwan Line Tek Electronic                              404,529    383,938
    Taiwan Mask Corp.                                     1,038,412    354,355
    Taiwan Navigation Co., Ltd.                             697,777    513,388
#   Taiwan Paiho, Ltd.                                    1,274,287  1,675,222
#   Taiwan PCB Techvest Co., Ltd.                         1,040,238  1,480,632
#   Taiwan Prosperity Chemical Corp.                        483,000    472,672
#*  Taiwan Pulp & Paper Corp.                             1,940,980    730,043
#   Taiwan Sakura Corp.                                   1,398,003  1,003,582
    Taiwan Sanyo Electric Co., Ltd.                         458,400    522,441
    Taiwan Secom Co., Ltd.                                1,069,332  2,710,953
    Taiwan Semiconductor Co., Ltd.                        1,215,000  1,340,953
#   Taiwan Sogo Shin Kong SEC                               997,278  1,349,367
#*  Taiwan Styrene Monomer                                2,424,961  1,364,293
    Taiwan Surface Mounting Technology Co., Ltd.          1,061,550  1,587,521
#*  Taiwan TEA Corp.                                      3,021,897  1,874,287

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Taiwan Union Technology Corp.                            798,000 $  779,853
    Taiyen Biotech Co., Ltd.                                 696,883    593,356
*   Tang Eng Iron Works Co., Ltd.                             60,000     54,111
#*  Tatung Co., Ltd.                                      10,752,015  3,407,325
#   Te Chang Construction Co., Ltd.                          392,840    395,947
*   Tecom Co., Ltd.                                          108,114     11,134
#*  Tekcore Co., Ltd.                                        326,000    153,741
#   Ten Ren Tea Co., Ltd.                                    187,980    302,019
#   Test Research, Inc.                                      757,821  1,272,071
    Test-Rite International Co., Ltd.                      1,680,495  1,206,731
#   ThaiLin Semiconductor Corp.                              226,000    156,956
#   Thinking Electronic Industrial Co., Ltd.                 403,204    669,039
#   Thye Ming Industrial Co., Ltd.                           873,669  1,006,891
    Ton Yi Industrial Corp.                                1,338,644  1,426,292
#   Tong Hsing Electronic Industries, Ltd.                   625,963  3,365,472
#   Tong Yang Industry Co., Ltd.                           1,818,741  2,610,326
    Tong-Tai Machine & Tool Co., Ltd.                        932,599    944,570
    Topco Scientific Co., Ltd.                               691,572  1,291,784
#   Topco Technologies Corp.                                 114,000    291,436
#   Topoint Technology Co., Ltd.                             725,776    521,205
#   Toung Loong Textile Manufacturing                        373,000  1,067,762
#   Trade-Van Information Services Co.                       239,000    206,080
#   Transasia Airways Corp.                                  578,000    224,929
    Transcend Information, Inc.                               22,651     74,821
    Tsann Kuen Enterprise Co., Ltd.                          514,686    727,591
#   TSC Auto ID Technology Co., Ltd.                          63,000    512,060
    TSRC Corp.                                               246,000    361,236
    Ttet Union Corp.                                         270,000    679,029
    TTFB Co., Ltd.                                             9,000     88,640
#   TTY Biopharm Co., Ltd.                                   851,902  2,666,748
    Tung Ho Steel Enterprise Corp.                         4,014,000  3,426,107
#   Tung Ho Textile Co., Ltd.                                598,000    192,298
#   Tung Thih Electronic Co., Ltd.                           298,600  1,221,335
#   TURVO International Co., Ltd.                            114,400    522,589
#   TXC Corp.                                              1,349,053  1,949,206
*   TYC Brother Industrial Co., Ltd.                         573,980    364,318
#*  Tycoons Group Enterprise                               2,368,182    419,829
*   Tyntek Corp.                                           1,563,393    527,652
    TZE Shin International Co., Ltd.                         275,425    101,842
#   Ubright Optronics Corp.                                  149,500    355,395
    Unic Technology Corp.                                     72,723     29,548
#*  Union Bank Of Taiwan                                   3,518,043  1,253,292
    Unitech Computer Co., Ltd.                               281,804    151,824
#*  Unitech Printed Circuit Board Corp.                    2,859,370  1,115,398
    United Integrated Services Co., Ltd.                   1,093,439  1,195,052
#   Unity Opto Technology Co., Ltd.                        1,413,500  1,747,634
    Universal Cement Corp.                                 1,746,191  1,672,893
*   Unizyx Holding Corp.                                   1,809,430  1,004,533
    UPC Technology Corp.                                   3,551,447  1,577,849
#   Userjoy Technology Co., Ltd.                              74,000    150,638
#   USI Corp.                                              3,932,734  2,489,157
    Ve Wong Corp.                                            503,696    385,382

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
*   Via Technologies, Inc.                                   190,500 $  137,155
#   Viking Tech Corp.                                         54,815     48,652
    Visual Photonics Epitaxy Co., Ltd.                       806,696    858,936
#   Vivotek, Inc.                                            243,225  1,171,265
#*  Wafer Works Corp.                                      1,310,580    670,530
#   Wah Hong Industrial Corp.                                331,021    336,587
#   Wah Lee Industrial Corp.                                 819,000  1,567,713
*   Walsin Lihwa Corp.                                     3,797,000  1,247,315
#*  Walsin Technology Corp.                                2,427,873    725,277
#*  Walton Advanced Engineering, Inc.                      1,443,197    599,051
    Wan Hai Lines, Ltd.                                    1,934,000    965,069
    WAN HWA Enterprise Co.                                   633,992    309,063
    Waterland Financial Holdings Co., Ltd.                 5,334,504  1,672,389
#   Ways Technical Corp., Ltd.                               295,000    463,404
*   WEI Chih Steel Industrial Co., Ltd.                      433,000     68,903
#   Wei Chuan Foods Corp.                                  1,836,000  2,731,791
#*  Wei Mon Industry Co., Ltd.                             1,682,282    532,858
#   Weikeng Industrial Co., Ltd.                             957,100    753,444
#   Well Shin Technology Co., Ltd.                           328,000    600,497
    Weltrend Semiconductor                                    40,450     37,382
    Wha Yu Industrial Co., Ltd.                               40,000     21,447
#   Win Semiconductors Corp.                               2,659,000  2,377,209
#*  Winbond Electronics Corp.                             14,866,138  4,479,928
#*  Wintek Corp.                                           8,975,000  3,008,018
#   Wisdom Marine Lines Co., Ltd.                            792,120    952,651
    Wistron NeWeb Corp.                                    1,133,021  2,647,354
#   WT Microelectronics Co., Ltd.                          1,366,879  1,866,410
    WUS Printed Circuit Co., Ltd.                          1,582,000    840,841
    X-Legend Entertainment Co., Ltd.                          10,500     56,976
#   XAC Automation Corp.                                     241,000    355,942
#   Xxentria Technology Materials Corp.                      587,000  1,662,114
    Yageo Corp.                                            6,829,200  3,251,839
*   Yang Ming Marine Transport Corp.                         925,000    378,839
#   YC Co., Ltd.                                           1,667,642  1,212,834
    YC INOX Co., Ltd.                                      1,562,171  1,450,656
#   YeaShin International Development Co., Ltd.              940,508    661,833
    YFY, Inc.                                              6,150,212  2,711,474
#*  Yi Jinn Industrial Co., Ltd.                             735,312    207,217
#*  Yieh Phui Enterprise Co., Ltd.                         4,730,338  1,462,403
    Yonyu Plastics Co., Ltd                                   89,000    112,196
#   Young Fast Optoelectronics Co., Ltd.                     617,872    601,334
#   Young Optics, Inc.                                       264,111    524,275
#   Youngtek Electronics Corp.                               485,245  1,030,188
    Yufo Electronics Co., Ltd.                                98,000     64,285
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.         333,869    885,364
#   Yungshin Construction & Development Co.                   39,000     99,411
    YungShin Global Holding Corp.                            800,300  1,467,713
#   Yungtay Engineering Co., Ltd.                          1,597,000  4,711,729
#   Zeng Hsing Industrial Co., Ltd.                          259,107  1,461,587
    Zenitron Corp.                                           902,000    533,445
#*  Zig Sheng Industrial Co., Ltd.                         2,268,732    692,305
#   Zinwell Corp.                                          1,425,586  1,466,245

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ----------- ------------
TAIWAN -- (Continued)
#   Zippy Technology Corp.                                    581,948 $  1,064,535
#   ZongTai Real Estate Development Co., Ltd.                 352,800      309,572
                                                                      ------------
TOTAL TAIWAN                                                           637,407,713
                                                                      ------------
THAILAND -- (3.9%)
    AAPICO Hitech PCL                                         964,380      438,084
    Aeon Thana Sinsap Thailand PCL                            142,500      400,726
*   AJ Plast PCL                                            1,601,288      492,361
    Amarin Printing & Publishing PCL                           77,660       39,598
    Amata Corp. PCL                                         5,111,800    2,480,076
    AP Thailand PCL                                        11,253,560    1,982,240
*   Apex Development PCL                                        3,536           --
*   Asia Green Energy PCL                                   1,555,700      118,264
    Asia Plus Securities PCL                               10,379,800    1,122,661
    Asian Insulators PCL                                    2,273,500      864,155
    Bangchak Petroleum PCL (The)                            4,817,500    4,763,906
    Bangkok Aviation Fuel Services PCL                      1,389,217    1,352,297
    Bangkok Chain Hospital PCL                              8,664,937    1,968,087
    Bangkok Expressway PCL                                  2,873,100    3,040,905
    Bangkok Insurance PCL                                     180,181    1,920,966
    Bangkok Land PCL                                       81,318,070    4,096,059
    Bangkok Life Assurance PCL                                996,600    2,178,908
*   Bangkok Metro PCL                                      63,007,805    1,752,380
*   Bangkok Rubber PCL                                         14,600           --
    Bumrungrad Hospital PCL                                 1,004,200    3,041,150
    Cal-Comp Electronics Thailand PCL                      13,593,216    1,083,761
*   Central Paper Industry P.L.C.                                  20           --
    Central Plaza Hotel PCL                                 4,356,900    4,173,792
    CH Karnchang PCL                                        5,788,200    3,309,076
    Charoong Thai Wire & Cable PCL                          1,317,400      376,574
    Christiani & Nielsen Thai                                 941,400      149,821
    Country Group Securities PCL                            6,720,500      284,521
    CS Loxinfo PCL                                          1,759,200      559,943
    Delta Electronics Thailand PCL                          2,678,000    4,717,120
    Demco PCL                                               1,675,200      471,085
    Dhipaya Insurance PCL                                     619,200      774,957
    Diamond Building Products PCL                           3,074,800      574,862
    DSG International Thailand PCL                          2,870,600    1,011,274
    Dynasty Ceramic PCL                                     1,353,400    2,195,720
    Eastern Water Resources Development and Management
      PCL                                                   4,333,100    1,472,933
    Electricity Generating PCL                                217,400      883,439
    Erawan Group PCL (The)                                 11,173,270    1,318,971
*   Esso Thailand PCL                                      12,141,400    2,344,986
*   G J Steel PCL                                         130,617,600      242,183
*   G Steel PCL                                            27,015,300      125,225
    GFPT PCL                                                4,603,000    2,005,633
*   GMM Grammy PCL                                          1,746,660      885,205
*   Golden Land Property Development PCL                    2,034,000      449,416
    Grand Canal Land PCL                                    2,615,400      281,261
    Gunkul Engineering PCL                                  1,104,933      460,958
    Hana Microelectronics PCL                               2,487,496    2,479,040
    Hemaraj Land and Development PCL                       33,959,700    3,735,987

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
    ICC International PCL                                    204,600 $  249,744
*   Italian-Thai Development PCL                          19,673,827  2,237,320
*   ITV PCL                                                2,785,600         --
    Jay Mart PCL                                           1,655,125    772,323
    Jubilee Enterprise PCL                                   159,300    131,683
    Kang Yong Electric PCL                                    23,900    207,537
    KCE Electronics PCL                                    1,786,218  1,931,942
    KGI Securities Thailand PCL                            9,781,400    876,578
    Khon Kaen Sugar Industry PCL                           4,863,800  2,104,240
    Kiatnakin Bank PCL                                     3,023,300  4,017,364
    Laguna Resorts & Hotels PCL                              197,000    188,721
    Lanna Resources PCL                                    1,894,350    755,164
    LH Financial Group PCL                                26,770,146  1,489,069
    Loxley PCL                                             7,850,565    970,404
    LPN Development PCL(B00PXK5)                             411,500    221,264
    LPN Development PCL(B00Q643)                           4,549,000  2,446,001
    Major Cineplex Group PCL                               3,105,500  1,842,571
    Maybank Kim Eng Securities Thailand PCL                  385,100    253,481
    MBK PCL                                                5,547,000  2,605,513
    MCOT PCL                                               2,352,600  2,071,975
    Modernform Group PCL                                     413,900    120,231
    Muang Thai Insurance PCL                                  43,788    146,140
    Muramoto Electron Thailand PCL                            14,000    106,860
    Nation Multimedia Group PCL                           14,377,900    613,149
*   Natural Park PCL                                      51,018,000     94,595
    Nava Nakorn PCL                                        1,715,500    116,629
    Noble Development PCL                                    621,200    222,680
    Polyplex Thailand PCL                                  2,300,700    707,415
    Precious Shipping PCL                                  3,208,300  2,726,460
    Premier Marketing PCL                                    494,500    142,115
    President Rice Products PCL                                3,375      4,745
    Property Perfect PCL                                  21,874,700    635,421
    Pruksa Real Estate PCL                                 7,222,300  4,999,367
    Quality Houses PCL                                    33,698,108  3,394,803
*   Raimon Land PCL                                       21,994,800  1,101,099
*   Regional Container Lines PCL                           2,243,400    436,756
    Rojana Industrial Park PCL                             5,372,000  1,195,253
    RS PCL                                                 3,358,700    877,040
    Saha Pathana Inter-Holding PCL                           680,300    468,810
    Saha-Union PCL                                           746,600    870,956
*   Sahaviriya Steel Industries PCL                       80,435,700    894,835
    Samart Corp. PCL                                       3,498,300  2,226,977
    Samart I-Mobile PCL                                   12,701,000  1,334,468
    Samart Telcoms PCL                                     2,212,100  1,093,745
    Sansiri PCL                                           33,810,908  1,995,638
    SC Asset Corp PCL                                     14,046,225  1,493,171
*   Siam Commercial Samaggi Insurance PCL (The)               65,700     55,325
    Siam Future Development PCL                            7,221,961  1,249,783
    Siam Global House PCL                                  4,788,680  1,997,750
    Siamgas & Petrochemicals PCL                           2,832,300  1,820,514
    Singer Thailand PCL                                      193,700    102,955
    Sino Thai Engineering & Construction PCL               5,251,500  3,018,476

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
THAILAND -- (Continued)
    SNC Former PCL                                           869,400 $    454,044
    Somboon Advance Technology PCL                         1,715,637      917,198
*   SPCG PCL                                               2,848,000    1,865,810
    Sri Ayudhya Capital PCL                                   27,000       23,571
    Sri Trang Agro-Industry PCL                            4,616,690    2,111,465
    Srithai Superware PCL                                  1,113,500      868,847
    STP & I PCL                                            5,087,440    3,348,655
    Supalai PCL                                            5,976,633    3,601,494
    Susco PCL                                                849,100       80,817
    SVI PCL                                                8,178,900    1,112,088
    Symphony Communication PCL                               578,800      320,164
*   Tata Steel Thailand PCL                               18,704,100      450,840
*   Thai Airways International PCL(6888868)                6,713,400    2,696,978
*   Thai Airways International PCL(6364971)                  141,400       56,805
*   Thai Carbon Black PCL                                    504,600      417,121
    Thai Central Chemical PCL                                194,300      163,618
    Thai Factory Development PCL                           2,819,380      596,809
    Thai Metal Trade PCL                                     629,300      202,247
    Thai Rayon PCL                                             9,400       10,094
*   Thai Reinsurance PCL                                   4,283,400      428,869
    Thai Rung Union Car PCL                                  655,100      140,697
    Thai Stanley Electric PCL                                206,600    1,359,883
    Thai Steel Cable PCL                                       3,400        1,544
    Thai Vegetable Oil PCL                                 2,939,475    2,170,997
    Thai Wacoal PCL                                           78,000      119,314
    Thai-German Ceramic Industry PCL                       3,855,000      369,299
    Thaicom PCL                                            3,837,200    4,802,429
    Thanachart Capital PCL                                 4,752,800    5,103,826
    Thitikorn PCL                                            742,400      228,272
*   Thoresen Thai Agencies PCL                             4,868,396    3,114,209
    Ticon Industrial Connection PCL                        4,853,487    2,399,746
    Tipco Asphalt PCL                                        684,790    1,158,599
*   TIPCO Foods PCL                                        1,278,482      314,089
    Tisco Financial Group PCL(B3KFW10)                       677,900      832,711
    Tisco Financial Group PCL(B3KFW76)                     2,247,400    2,760,635
    Toyo-Thai Corp. PCL(B5ML0B6)                             411,928      483,723
    Toyo-Thai Corp. PCL(B5ML0D8)                           1,350,871    1,586,313
    TPI Polene PCL                                         7,578,660    2,786,961
    TTW PCL                                               13,650,100    4,218,201
*   Tycoons Worldwide Group Thailand PCL                     764,600       65,213
    Union Mosaic Industry PCL (The)                        3,273,200      829,426
    Unique Engineering & Construction PCL                  3,441,400      776,336
    Univanich Palm Oil PCL                                   939,000      301,780
    Univentures PCL                                        7,086,000    1,718,946
*   Vanachai Group PCL                                     3,287,866      406,411
    Vibhavadi Medical Center PCL                           4,111,920    1,677,297
    Vinythai PCL                                           2,792,934      923,498
*   Workpoint Entertainment PCL                              839,900      694,293
                                                                     ------------
TOTAL THAILAND                                                        191,129,803
                                                                     ------------
TURKEY -- (2.7%)
    Adana Cimento Sanayii TAS Class A                        489,462      948,365

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TURKEY -- (Continued)
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                   22,672 $  577,988
*   Adese Alisveris Merkezleri Ticaret A.S.                 110,463    910,856
    Akcansa Cimento A.S.                                    429,680  2,510,525
#*  Akenerji Elektrik Uretim A.S.                         1,914,223  1,172,923
#   Akfen Holding A.S.                                      885,501  1,858,228
*   AKIS Gayrimenkul Yatirimi A.S.                           45,283     70,578
    Aksa Akrilik Kimya Sanayii                              843,653  2,942,270
    Aksigorta A.S.                                          995,287  1,372,553
*   Aktas Elektrik Ticaret A.S.                                 370         --
    Alarko Holding A.S.                                     682,424  1,571,828
    Albaraka Turk Katilim Bankasi A.S.                    2,591,157  2,057,262
#   Alkim Alkali Kimya A.S.                                   6,300     44,163
#*  Anadolu Anonim Tuerk Sigorta Sirketi                  1,936,423  1,332,496
#   Anadolu Cam Sanayii A.S.                              1,073,372    963,446
#   Anadolu Hayat Emeklilik A.S.                            737,241  1,547,432
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.           105,289  1,182,356
#*  Asya Katilim Bankasi A.S.                             5,934,411  4,580,748
#   Aygaz A.S.                                              124,525    515,541
#*  Bagfas Bandirma Gubre Fabrik                             54,144  1,094,244
#*  Banvit Bandirma Vitaminli Yem Sanayii ASA               297,934    336,081
#*  Baticim Bati Anadolu Cimento Sanayii A.S.               274,709    788,303
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.      885,060    869,786
#   Bizim Toptan Satis Magazalari A.S.                      181,001  1,717,959
    Bolu Cimento Sanayii A.S.                               514,692    622,904
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.          511,465  1,670,231
#*  Bosch Fren Sistemleri                                       989     60,647
*   Boyner Buyuk Magazacilik                                107,290    298,423
#*  Boyner Perakende Ve Tekstil Yatirimlari AS              110,344  2,804,873
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.        457,826  1,365,110
    Bursa Cimento Fabrikasi A.S.                            229,830    458,713
    Celebi Hava Servisi A.S.                                 45,555    346,707
    Cimsa Cimento Sanayi VE Tica                            505,224  2,951,097
#*  Deva Holding A.S.                                       683,187    574,272
#*  Dogan Sirketler Grubu Holding A.S.                    6,403,075  2,191,161
#*  Dogan Yayin Holding A.S.                              4,683,342  1,135,391
    Dogus Otomotiv Servis ve Ticaret A.S.                   595,613  2,263,644
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.             541,645    437,315
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.        265,518    553,032
#   Eczacibasi Yatirim Holding Ortakligi A.S.               354,065    893,786
    EGE Seramik Sanayi ve Ticaret A.S.                      822,424  1,125,510
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                              1,950,686  2,138,291
#*  Fenerbahce Futbol A.S.                                   84,383  1,339,989
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.      81,766    896,022
    Gentas Genel Metal Sanayi ve Ticaret A.S.               500,763    316,067
#   Global Yatirim Holding A.S.                           2,051,887  1,206,637
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.          8,540        158
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.     62,751  1,640,535
    Goodyear Lastikleri TAS                                  37,464  1,189,366
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.          389,125    503,311
#*  GSD Holding                                           2,604,393  1,855,986
*   Gubre Fabrikalari TAS                                   900,985  1,794,025
*   Gunes Sigorta                                           330,927    298,545

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TURKEY -- (Continued)
#*  Hurriyet Gazetecilik A.S.                             1,277,435 $  364,141
#*  Ihlas Holding A.S.                                    7,530,182  1,214,725
#*  Ihlas Madencilik A.S.                                   148,484    148,317
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                           82,829    156,321
*   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.           1,329,455  1,686,967
    Is Finansal Kiralama A.S.                               951,417    441,852
    Is Yatirim Menkul Degerler A.S. Class A                 254,710    149,629
*   Isiklar Yatirim Holding A.S.                                 --         --
#*  Izmir Demir Celik Sanayi A.S.                           819,232  1,112,436
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                             1,448,775  1,640,240
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                               692,748  1,070,017
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                             6,197,721  4,451,599
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.               1,639,695    810,039
#   Kartonsan Karton Sanayi ve Ticaret A.S.                  12,685  1,445,381
#*  Kerevitas Gida Sanayi ve Ticaret A.S.                     5,801    105,944
#   Konya Cimento Sanayii A.S.                                8,645  1,098,136
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S.                                        70,351    135,167
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.        1,427,863  1,722,941
    Mardin Cimento Sanayii ve Ticaret A.S.                  288,609    634,861
#*  Marshall Boya ve Vernik                                  37,108    662,842
*   Menderes Tekstil Sanayi ve Ticaret A.S.                 249,561     66,434
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.          2,278,836    714,496
#*  Migros Ticaret A.S.                                     220,582  1,993,904
*   Milpa                                                   134,673     65,773
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.         149,549     71,704
*   Mudurnu Tavukculuk A.S.                                   1,740         --
*   Nergis Holding A.S.                                       1,785          7
#   NET Holding A.S.                                      1,444,578  1,637,396
#   Netas Telekomunikasyon A.S.                             216,273    745,322
    Nuh Cimento Sanayi A.S.                                 339,327  1,613,144
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                  107,742  2,676,074
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.                                                  618,340  1,158,363
#*  Petkim Petrokimya Holding A.S.                        4,300,646  6,132,721
    Pinar Entegre Et ve Un Sanayi A.S.                      139,619    655,033
    Pinar SUT Mamulleri Sanayii A.S.                        132,554  1,147,282
*   Raks Elektronik Sanayi ve Ticaret A.S.                    2,730         --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.     306,566    446,862
*   Sasa Polyester Sanayi A.S.                              756,712    449,204
#*  Sekerbank TAS                                         2,836,236  2,653,529
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.             1,294,214  1,222,783
    Soda Sanayii A.S.                                     1,283,326  1,900,326
*   Tat Gida Sanayi A.S.                                    729,258    748,304
#   Tekfen Holding A.S.                                   1,393,413  3,528,521
    Teknosa Ic Ve Dis Ticaret A.S.                          152,377    868,616
#*  Tekstil Bankasi A.S.                                  1,337,315  1,233,371
    Tofas Turk Otomobil Fabrikasi A.S.                            1          6
    Trakya Cam Sanayi A.S.                                2,590,405  2,954,530
#   Turcas Petrol A.S.                                      685,172    837,442
    Turk Traktor ve Ziraat Makineleri A.S.                  124,115  3,578,224
#   Turkiye Sinai Kalkinma Bankasi A.S.                   6,571,388  5,969,701
    Ulker Biskuvi Sanayi A.S.                                 9,136     70,015
*   Vestel Beyaz Esya Sanayi ve Ticaret A.S.                486,427    840,675

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ---------- --------------
TURKEY -- (Continued)
*   Vestel Elektronik Sanayi ve Ticaret A.S.               1,090,031 $      980,692
#*  Zorlu Enerji Elektrik Uretim A.S.                      1,738,991        940,795
                                                                     --------------
TOTAL TURKEY                                                            130,850,483
                                                                     --------------
TOTAL COMMON STOCKS                                                   4,277,191,348
                                                                     --------------
PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.1%)
    Alpargatas SA                                            998,118      4,924,004
    Banco ABC Brasil SA                                      602,834      3,528,191
    Banco Alfa de Investimento SA                              2,600          6,693
    Banco Daycoval SA                                        381,327      1,539,160
    Banco do Estado do Rio Grande do Sul SA Class B          943,865      5,295,549
    Banco Industrial e Comercial SA                          484,320      1,735,494
*   Banco Indusval SA                                          8,960         14,587
    Banco Mercantil do Brasil SA                               8,069         24,137
*   Banco Panamericano SA                                  1,027,100      1,708,954
    Banco Pine SA                                            244,003        796,656
    Banco Sofisa SA                                           75,000         98,049
*   Bombril SA                                                 3,900          8,098
    Centrais Eletricas de Santa Catarina SA                   79,600        560,118
    Cia de Gas de Sao Paulo Class A                          128,087      2,817,655
    Cia de Saneamento do Parana                              185,001        479,563
*   Cia de Tecidos do Norte de Minas - Coteminas                   2              2
    Cia de Transmissao de Energia Eletrica Paulista          224,100      2,477,437
    Cia Energetica de Sao Paulo Class B                      161,200      1,910,760
    Cia Energetica do Ceara Class A                           87,839      1,378,794
    Cia Ferro Ligas da Bahia - Ferbasa                       295,849      1,685,069
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA                                                   1,219,300      4,981,645
    Empresa Metropolitana de Aguas e Energia SA               23,900         62,329
    Energisa SA                                                7,800          6,961
    Eucatex SA Industria e Comercio                          223,327        535,845
    Forjas Taurus SA                                         577,332        269,279
*   Gol Linhas Aereas Inteligentes SA                         88,700        568,460
*   Inepar SA Industria e Construcoes                        248,468         59,060
    Marcopolo SA                                           3,477,600      6,378,914
    Parana Banco SA                                           52,900        250,295
    Randon Participacoes SA                                1,468,157      4,740,769
    Saraiva SA Livreiros Editores                            167,673      1,191,890
    Schulz SA                                                  9,000         38,547
*   Sharp SA                                              30,200,000             --
    Unipar Carbocloro SA Class B                           2,790,948        575,776
    Whirlpool SA                                              48,316         86,242
                                                                     --------------
TOTAL BRAZIL                                                             50,734,982
                                                                     --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                               8,190         15,095
                                                                     --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                      851,271      1,764,896
                                                                     --------------
TOTAL PREFERRED STOCKS                                                   52,514,973
                                                                     --------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES       VALUE++
                                                          ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia De Gas De Sao Paulo Comgas Rights 05/28/14             2,189 $           --
                                                                     --------------
CHILE -- (0.0%)
*   Invexans SA Rights 06/30/14                           55,150,560             --
                                                                     --------------
INDIA -- (0.0%)
*   IL&FS Transportation Networks, Ltd. Rights 05/12/14       21,703         11,605
                                                                     --------------
MALAYSIA -- (0.0%)
*   BIMB Holdings Bhd Warrants 12/04/23                      237,308         45,420
*   Malaysian Resources Corp. Bhd Warrants 09/16/18               --             --
*   Symphony Life Bhd Warrants 11/11/20                        3,482            426
                                                                     --------------
TOTAL MALAYSIA                                                               45,846
                                                                     --------------
PHILIPPINES -- (0.0%)
*   China Banking Corp. Rights 05/07/14                       74,393          9,262
                                                                     --------------
SOUTH AFRICA -- (0.0%)
*   Resilient Property Income Fund Rights 05/16/14            27,968         12,893
                                                                     --------------
SOUTH KOREA -- (0.0%)
*   GS Engineering & Construction Corp. Rights 06/03/14       54,521        459,043
#*  L&F Co., Ltd.                                              6,068          7,605
*   STS Semiconductor & Telecommunications Rights
      05/23/14                                                48,887         31,462
*   Sunny Electronics Corp. Rights 06/17/14                   17,306         19,596
                                                                     --------------
TOTAL SOUTH KOREA                                                           517,706
                                                                     --------------
TAIWAN -- (0.0%)
*   YeaShin International Development Co., Ltd. Rights
      05/13/14                                                38,637            895
                                                                     --------------
THAILAND -- (0.0%)
*   Lanna Resources PCL Rights 06/30/14                      378,870          3,513
*   LH Financial Group Rights 05/26/14                       892,338         22,060
*   Samart Corp. PCL Rights 05/31/14                          69,526             --
*   Thoresen Thai Agencies PCL Warrant 02/28/17              260,704         48,338
*   Ticon Industrial Connection PCL Rights 04/28/14          970,697         29,997
                                                                     --------------
TOTAL THAILAND                                                              103,908
                                                                     --------------
TURKEY -- (0.0%)
*   Gozde Girisim Sermayesi Yatiri Rights 05/12/14           389,125        591,552
                                                                     --------------
TOTAL RIGHTS/WARRANTS                                                     1,293,667
                                                                     --------------
                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)       VALUE+
                                                          ---------- --------------
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@ DFA Short Term Investment Fund                       46,389,128    536,722,214
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,396,701,201)                  $4,867,722,202
                                                                     ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil                      $333,750,768             --   --    $  333,750,768
   Chile                         58,878,527             --   --        58,878,527
   China                            138,453 $  602,107,705   --       602,246,158
   Colombia                         803,444             --   --           803,444
   Greece                                --     50,803,666   --        50,803,666
   Hungary                               --      1,394,021   --         1,394,021
   India                            908,836    395,082,777   --       395,991,613
   Indonesia                      1,931,582    165,910,592   --       167,842,174
   Israel                                --         16,234   --            16,234
   Malaysia                              --    282,544,281   --       282,544,281
   Mexico                       221,229,791        176,568   --       221,406,359
   Philippines                           --     69,493,951   --        69,493,951
   Poland                                --    112,813,967   --       112,813,967
   South Africa                  12,889,367    346,626,838   --       359,516,205
   South Korea                    2,197,056    658,104,925   --       660,301,981
   Taiwan                                --    637,407,713   --       637,407,713
   Thailand                     190,762,395        367,408   --       191,129,803
   Turkey                                --    130,850,483   --       130,850,483
Preferred Stocks
   Brazil                        50,734,982             --   --        50,734,982
   Chile                             15,095             --   --            15,095
   Colombia                       1,764,896             --   --         1,764,896
Rights/Warrants
   Brazil                                --             --   --                --
   Chile                                 --             --   --                --
   India                                 --         11,605   --            11,605
   Malaysia                              --         45,846   --            45,846
   Philippines                           --          9,262   --             9,262
   South Africa                          --         12,893   --            12,893
   South Korea                       19,596        498,110   --           517,706
   Taiwan                               895             --   --               895
   Thailand                              --        103,908   --           103,908
   Turkey                                --        591,552   --           591,552
Securities Lending Collateral            --    536,722,214   --       536,722,214
                               ------------ --------------   --    --------------
TOTAL                          $876,025,683 $3,991,696,519   --    $4,867,722,202
                               ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (16.9%)
*   1-800-Flowers.com, Inc. Class A                          44,330 $    241,599
    Aaron's, Inc.                                             4,830      142,340
#   AH Belo Corp. Class A                                    14,556      167,540
#*  ALCO Stores, Inc.                                           700        7,063
#   Arctic Cat, Inc.                                          3,436      140,498
#*  Ascent Capital Group, Inc. Class A                        8,564      588,946
#   Autoliv, Inc.                                             9,404      959,020
*   Ballantyne Strong, Inc.                                   9,030       40,816
#*  Barnes & Noble, Inc.                                     12,200      200,080
    Bassett Furniture Industries, Inc.                        2,900       39,991
#   Beasley Broadcasting Group, Inc. Class A                  9,471       72,927
*   Beazer Homes USA, Inc.                                   12,516      237,303
#   bebe stores, Inc.                                        19,551       98,733
    Best Buy Co., Inc.                                      197,800    5,128,954
    Big 5 Sporting Goods Corp.                                8,501      103,797
*   Biglari Holdings, Inc.                                    1,953      837,876
#   Bob Evans Farms, Inc.                                    52,387    2,455,379
#   Bon-Ton Stores, Inc. (The)                                2,986       32,846
*   Books-A-Million, Inc.                                    14,887       35,133
    Brown Shoe Co., Inc.                                     74,697    1,762,102
*   Build-A-Bear Workshop, Inc.                              25,874      290,306
#*  Cabela's, Inc.                                           53,051    3,480,676
#*  Cache, Inc.                                              26,610       70,783
#   Callaway Golf Co.                                       122,359    1,065,747
#*  Cambium Learning Group, Inc.                             37,733       84,522
*   Canterbury Park Holding Corp.                             2,755       30,994
    Carnival Corp.                                          489,649   19,248,102
#   Carriage Services, Inc.                                  20,916      336,538
*   Cavco Industries, Inc.                                    7,600      592,420
    CBS Corp. Class A                                        28,263    1,643,493
    CBS Corp. Class B                                       201,625   11,645,860
*   Christopher & Banks Corp.                                56,231      350,881
    Churchill Downs, Inc.                                     7,682      674,710
*   Citi Trends, Inc.                                         3,415       58,021
*   Coast Distribution System, Inc. (The)                       547        1,750
    Columbia Sportswear Co.                                   4,317      371,176
    Comcast Corp. Class A                                 3,446,875  178,410,250
    Comcast Corp. Special Class A                         1,088,341   55,538,041
#*  Conn's, Inc.                                             25,450    1,125,653
    Core-Mark Holding Co., Inc.                              24,059    1,937,712
#*  Corinthian Colleges, Inc.                                36,345       41,797
    CSS Industries, Inc.                                     13,050      312,809
#   CST Brands, Inc.                                         50,181    1,637,406
    Culp, Inc.                                               10,036      181,150
#*  dELiA*s, Inc.                                            22,143       18,711
#*  Delta Apparel, Inc.                                       7,532      114,712
    Destination Maternity Corp.                                 200        4,932
#*  Destination XL Group, Inc.                               15,601       84,245
    DeVry Education Group, Inc.                               8,757      394,328
    Dillard's, Inc. Class A                                 120,300   11,780,979
*   Discovery Communications, Inc. Class B                    3,762      282,601

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Dixie Group, Inc. (The)                                11,800 $   177,826
#*  Dorman Products, Inc.                                  20,712   1,191,976
*   Dover Downs Gaming & Entertainment, Inc.                5,935       8,606
    Dover Motorsports, Inc.                                15,098      35,329
#   DR Horton, Inc.                                       208,125   4,637,025
#*  DreamWorks Animation SKG, Inc. Class A                 46,429   1,115,689
#*  Education Management Corp.                             13,202      52,412
#   Educational Development Corp.                           1,679       6,515
    Escalade, Inc.                                            277       4,077
#*  EW Scripps Co. Class A                                 41,061     703,375
*   Federal-Mogul Holdings Corp.                           38,585     664,434
#*  Flanigan's Enterprises, Inc.                              865      12,067
    Flexsteel Industries, Inc.                              2,068      70,974
    Foot Locker, Inc.                                      15,700     730,521
    Fred's, Inc. Class A                                   47,275     861,350
    Frisch's Restaurants, Inc.                                600      14,208
#*  FTD Cos., Inc.                                         24,893     755,254
#*  Fuel Systems Solutions, Inc.                            3,398      35,611
*   Full House Resorts, Inc.                                2,574       5,135
#*  G-III Apparel Group, Ltd.                              11,394     817,747
*   Gaiam, Inc. Class A                                     5,988      44,191
#   GameStop Corp. Class A                                104,752   4,156,559
#*  Gaming Partners International Corp.                       500       4,225
    Gannett Co., Inc.                                     119,639   3,250,592
    General Motors Co.                                    674,707  23,263,897
#*  Genesco, Inc.                                           7,056     538,867
    Graham Holdings Co. Class B                             5,780   3,879,709
#*  Gray Television, Inc.                                  46,874     527,333
#   Group 1 Automotive, Inc.                               57,936   4,178,924
*   Hallwood Group, Inc. (The)                                296       3,629
    Harte-Hanks, Inc.                                      12,432      99,953
*   Hastings Entertainment, Inc.                              300         885
    Haverty Furniture Cos., Inc.                           33,479     855,054
*   Helen of Troy, Ltd.                                    64,389   4,037,190
#*  hhgregg, Inc.                                          36,388     313,665
*   Hollywood Media Corp.                                  19,037      23,796
#   Hooker Furniture Corp.                                 14,814     205,174
*   Hyatt Hotels Corp. Class A                             14,601     821,744
#*  Iconix Brand Group, Inc.                               95,618   4,063,765
    International Speedway Corp. Class A                   24,844     781,095
*   Isle of Capri Casinos, Inc.                            15,434     104,951
#   JAKKS Pacific, Inc.                                    13,103     114,782
*   Jarden Corp.                                          162,075   9,262,586
#*  JC Penney Co., Inc.                                    85,215     726,032
#   Johnson Outdoors, Inc. Class A                         15,588     326,257
*   Journal Communications, Inc. Class A                   77,674     622,945
#   KB Home                                                30,800     508,508
    Kohl's Corp.                                           14,353     786,401
    La-Z-Boy, Inc.                                         56,332   1,364,924
*   Lakeland Industries, Inc.                              11,757      83,475
#*  Lands' End, Inc.                                       21,055     582,171
#*  Lee Enterprises, Inc.                                  38,128     153,275

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#   Lennar Corp. Class A                                  224,100 $ 8,648,019
    Lennar Corp. Class B                                    7,868     255,867
*   Liberty Interactive Corp. Class A                     882,463  25,644,375
#*  Liberty Interactive Corp. Class B                      35,706   1,075,643
*   Liberty Media Corp. Class A                            96,383  12,501,839
*   Liberty Media Corp. Class B                             7,622     956,142
*   Liberty Ventures Series A                              76,802   4,457,588
*   Liberty Ventures Series B                               3,570     212,754
#*  Life Time Fitness, Inc.                                13,317     639,216
    Lifetime Brands, Inc.                                  16,431     313,832
    Lithia Motors, Inc. Class A                            34,933   2,594,823
*   Live Nation Entertainment, Inc.                       145,347   3,034,845
*   Loral Space & Communications, Inc.                     26,050   1,875,339
    Lowe's Cos., Inc.                                     139,546   6,406,557
#*  Luby's, Inc.                                           44,415     240,729
*   M/I Homes, Inc.                                        37,930     844,701
*   Madison Square Garden Co. (The) Class A                29,558   1,613,867
    Marcus Corp. (The)                                     18,899     316,180
*   MarineMax, Inc.                                        29,164     468,374
*   Marriott Vacations Worldwide Corp.                        662      36,066
*   Martha Stewart Living Omnimedia, Inc. Class A             980       3,832
#   Matthews International Corp. Class A                    3,202     129,201
#*  McClatchy Co. (The) Class A                            60,603     332,104
#   MDC Holdings, Inc.                                     18,400     507,840
#*  Media General, Inc. Class A                            25,196     386,003
    Men's Wearhouse, Inc. (The)                            52,860   2,504,507
#   Meredith Corp.                                         32,676   1,440,031
*   Meritage Homes Corp.                                   28,156   1,086,258
*   MGM Resorts International                             251,100   6,335,253
*   Modine Manufacturing Co.                               14,650     241,432
*   Mohawk Industries, Inc.                                98,740  13,074,163
*   Monarch Casino & Resort, Inc.                           1,103      17,692
*   Motorcar Parts of America, Inc.                        13,074     358,751
    Movado Group, Inc.                                     36,900   1,449,432
*   MTR Gaming Group, Inc.                                 24,536     124,152
*   Multimedia Games Holding Co., Inc.                     23,224     678,141
*   Murphy USA, Inc.                                       47,356   2,012,630
    NACCO Industries, Inc. Class A                          6,832     366,127
*   New York & Co., Inc.                                    6,926      29,020
*   News Corp. Class A                                    402,247   6,846,244
#*  News Corp. Class B                                     99,903   1,652,396
#*  Office Depot, Inc.                                    181,609     742,781
*   Orient-Express Hotels, Ltd. Class A                    75,198     985,094
#*  Pacific Sunwear of California, Inc.                    43,900     126,432
*   Penn National Gaming, Inc.                             63,446     708,057
    Penske Automotive Group, Inc.                          43,845   2,010,732
*   Pep Boys-Manny, Moe & Jack (The)                       75,098     767,502
*   Perfumania Holdings, Inc.                                 537       3,560
*   Perry Ellis International, Inc.                        21,492     324,529
#*  Pinnacle Entertainment, Inc.                           71,930   1,673,811
    PulteGroup, Inc.                                      143,221   2,633,834
    PVH Corp.                                              31,964   4,013,719

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CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Discretionary -- (Continued)
#*  Quiksilver, Inc.                                         74,010 $    475,144
#*  Radio One, Inc. Class D                                  13,955       63,077
#*  RadioShack Corp.                                         46,847       66,991
*   Red Lion Hotels Corp.                                     8,907       51,215
#*  Red Robin Gourmet Burgers, Inc.                          31,175    2,119,276
#   Regis Corp.                                              54,292      713,397
#   Rent-A-Center, Inc.                                      76,435    2,232,666
#*  Rick's Cabaret International, Inc.                       12,026      121,463
    Rocky Brands, Inc.                                        8,729      127,793
    Royal Caribbean Cruises, Ltd.                           322,500   17,134,425
#*  Ruby Tuesday, Inc.                                       70,361      542,483
#   Saga Communications, Inc. Class A                         8,693      385,100
#   Salem Communications Corp. Class A                       10,922       96,223
#   Scholastic Corp.                                         30,900    1,016,919
*   Scientific Games Corp. Class A                           41,635      498,787
#*  Sears Holdings Corp.                                     70,001    3,066,744
    Service Corp. International                             274,069    5,144,275
#*  Shiloh Industries, Inc.                                  24,793      489,414
    Shoe Carnival, Inc.                                      33,450      763,998
*   Sizmek, Inc.                                              8,748       83,806
*   Skechers U.S.A., Inc. Class A                            49,610    2,033,514
    Spartan Motors, Inc.                                     16,820       89,314
#   Speedway Motorsports, Inc.                               52,187      949,282
*   Sport Chalet, Inc. Class A                                  875          989
*   Sport Chalet, Inc. Class B                                  299          380
#   Stage Stores, Inc.                                       53,575    1,027,568
    Standard Motor Products, Inc.                            37,342    1,418,623
*   Stanley Furniture Co., Inc.                              15,798       46,130
#   Staples, Inc.                                           497,525    6,219,062
*   Starz                                                    84,255    2,718,909
*   Starz Class B                                             7,622      246,267
    Stein Mart, Inc.                                         22,915      286,438
*   Steiner Leisure, Ltd.                                     2,225       96,053
*   Stoneridge, Inc.                                         19,361      206,969
    Strattec Security Corp.                                   5,224      349,015
#   Superior Industries International, Inc.                  37,089      784,061
#   Superior Uniform Group, Inc.                              8,978      145,982
#*  Systemax, Inc.                                           11,750      203,158
#*  Tandy Leather Factory, Inc.                                 500        4,895
    Time Warner Cable, Inc.                                 693,942   98,165,035
    Time Warner, Inc.                                     1,534,860  102,006,796
*   Toll Brothers, Inc.                                     203,299    6,960,958
#   Trans World Entertainment Corp.                           5,781       18,904
#*  Tuesday Morning Corp.                                    60,500      845,790
    Twenty-First Century Fox, Inc. Class A                1,287,383   41,222,004
    Twenty-First Century Fox, Inc. Class B                  550,972   17,256,443
*   Unifi, Inc.                                              43,422      961,363
*   Universal Electronics, Inc.                               3,206      119,744
    Vail Resorts, Inc.                                       11,600      803,068
#*  Valuevision Media, Inc. Class A                           3,998       18,711
#*  VOXX International Corp.                                 24,496      287,828
    Walt Disney Co. (The)                                    26,220    2,080,295

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CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Discretionary -- (Continued)
#   Wendy's Co. (The)                                       242,704 $  2,016,870
*   West Marine, Inc.                                        26,468      283,208
#*  Wet Seal, Inc. (The) Class A                             13,619       15,389
    Whirlpool Corp.                                          30,049    4,608,916
    Wyndham Worldwide Corp.                                 144,114   10,281,093
#*  Zale Corp.                                               23,799      509,061
                                                                    ------------
Total Consumer Discretionary                                         848,874,230
                                                                    ------------
Consumer Staples -- (7.0%)
#   Alico, Inc.                                                 960       33,523
*   Alliance One International, Inc.                         35,084       90,166
#   Andersons, Inc. (The)                                    23,660    1,473,781
    Archer-Daniels-Midland Co.                              813,476   35,573,306
    Beam, Inc.                                              131,553   10,980,729
#*  Boulder Brands, Inc.                                     76,099    1,123,221
    Bunge, Ltd.                                             121,368    9,666,961
    CCA Industries, Inc.                                      8,323       25,219
#*  Central Garden and Pet Co.                               25,184      204,746
*   Central Garden and Pet Co. Class A                       54,453      450,326
*   Chiquita Brands International, Inc.                      69,284      795,380
*   Constellation Brands, Inc. Class A                      249,042   19,883,513
*   Constellation Brands, Inc. Class B                       12,715    1,003,341
#*  Craft Brew Alliance, Inc.                                 9,754      146,017
    CVS Caremark Corp.                                    1,510,745  109,861,376
#*  Farmer Bros. Co.                                          6,695      131,959
#   Fresh Del Monte Produce, Inc.                            39,437    1,139,335
#   Griffin Land & Nurseries, Inc.                            1,500       43,800
#*  Hain Celestial Group, Inc. (The)                         43,646    3,754,429
    Ingles Markets, Inc. Class A                             11,437      262,937
    Ingredion, Inc.                                          62,117    4,376,143
    JM Smucker Co. (The)                                    108,204   10,461,163
#   John B. Sanfilippo & Son, Inc.                           10,428      240,365
    Kraft Foods Group, Inc.                                 209,706   11,923,883
#*  Mannatech, Inc.                                             717       11,666
#   MGP Ingredients, Inc.                                     4,788       27,962
#   Molson Coors Brewing Co. Class A                          1,908      114,289
    Molson Coors Brewing Co. Class B                        186,550   11,187,404
    Mondelez International, Inc. Class A                  2,081,099   74,191,179
*   Nutraceutical International Corp.                        14,615      364,206
#   Oil-Dri Corp. of America                                  5,047      169,125
*   Omega Protein Corp.                                      25,852      293,679
*   Pantry, Inc. (The)                                       22,475      338,024
*   Post Holdings, Inc.                                      50,201    2,623,504
    Safeway, Inc.                                           157,807    5,374,906
#   Sanderson Farms, Inc.                                    16,100    1,324,547
*   Seaboard Corp.                                            1,812    4,417,656
*   Seneca Foods Corp. Class A                                6,301      178,948
*   Seneca Foods Corp. Class B                                  300        9,162
#   Snyder's-Lance, Inc.                                     28,337      752,631
    Spartan Stores, Inc.                                     34,281      738,413
    Spectrum Brands Holdings, Inc.                           46,130    3,544,168
#*  Susser Holdings Corp.                                    12,360      956,417

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CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Staples -- (Continued)
*   TreeHouse Foods, Inc.                                    24,190 $  1,810,380
    Tyson Foods, Inc. Class A                               405,030   16,999,109
#   Universal Corp.                                          22,290    1,216,365
#   Weis Markets, Inc.                                       11,602      534,736
                                                                    ------------
Total Consumer Staples                                               350,824,095
                                                                    ------------
Energy -- (16.2%)
    Adams Resources & Energy, Inc.                            6,004      432,648
    Alon USA Energy, Inc.                                    33,484      545,454
#*  Alpha Natural Resources, Inc.                           170,794      734,414
    Anadarko Petroleum Corp.                                845,068   83,678,633
    Apache Corp.                                            289,715   25,147,262
#*  Approach Resources, Inc.                                  6,883      142,822
#   Arch Coal, Inc.                                          60,743      278,203
*   Atwood Oceanics, Inc.                                     4,600      227,976
    Baker Hughes, Inc.                                       84,672    5,918,573
*   Barnwell Industries, Inc.                                 8,038       24,717
#*  Bill Barrett Corp.                                       51,500    1,219,520
    Bolt Technology Corp.                                     9,574      161,609
#   Bristow Group, Inc.                                      43,589    3,347,635
#*  C&J Energy Services, Inc.                                37,416    1,124,725
    Cabot Oil & Gas Corp.                                       568       22,311
*   Callon Petroleum Co.                                     13,214      121,305
    Chesapeake Energy Corp.                                 624,655   17,958,831
    Chevron Corp.                                           696,706   87,450,537
*   Cloud Peak Energy, Inc.                                  33,115      652,034
#   Comstock Resources, Inc.                                 32,421      901,304
    ConocoPhillips                                        1,766,829  131,293,063
*   Contango Oil & Gas Co.                                    1,064       51,115
#   Dawson Geophysical Co.                                   17,055      481,974
    Delek US Holdings, Inc.                                  52,256    1,671,669
#   Denbury Resources, Inc.                                 289,460    4,868,717
    Devon Energy Corp.                                       42,463    2,972,410
#*  Emerald Oil, Inc.                                        32,065      226,700
#*  Endeavour International Corp.                             4,300       14,792
    EOG Resources, Inc.                                      12,090    1,184,820
*   EPL Oil & Gas, Inc.                                      27,489    1,075,919
*   Era Group, Inc.                                          36,653    1,046,443
#*  Escalera Resources Co.                                    7,844       21,414
#   Exterran Holdings, Inc.                                  69,200    2,976,984
    Exxon Mobil Corp.                                       510,224   52,252,040
#   Green Plains Renewable Energy, Inc.                      26,534      793,367
    Gulf Island Fabrication, Inc.                            15,018      301,261
    Gulfmark Offshore, Inc. Class A                          35,505    1,598,080
#*  Harvest Natural Resources, Inc.                          48,645      219,389
*   Helix Energy Solutions Group, Inc.                      103,010    2,476,360
    Helmerich & Payne, Inc.                                 108,670   11,806,995
#*  Hercules Offshore, Inc.                                 107,413      480,136
    Hess Corp.                                              378,130   33,714,071
*   HKN, Inc.                                                   564       35,253
    HollyFrontier Corp.                                      26,505    1,393,898
#*  Hornbeck Offshore Services, Inc.                         29,719    1,231,258

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
*   Key Energy Services, Inc.                              49,745 $   499,440
    Knightsbridge Tankers, Ltd.                            14,861     177,589
#*  Magnum Hunter Resources Corp.                          82,198     698,683
    Marathon Oil Corp.                                    903,937  32,677,323
    Marathon Petroleum Corp.                              451,968  42,010,426
#*  Matador Resources Co.                                   6,400     183,808
*   Matrix Service Co.                                     15,423     477,650
#*  McDermott International, Inc.                          63,698     460,537
    Murphy Oil Corp.                                      189,426  12,015,291
    Nabors Industries, Ltd.                               272,782   6,961,397
    National Oilwell Varco, Inc.                          250,948  19,706,946
*   Natural Gas Services Group, Inc.                       15,026     461,148
*   Newfield Exploration Co.                               48,506   1,641,928
#*  Newpark Resources, Inc.                                97,395   1,172,636
    Noble Corp. P.L.C.                                     74,243   2,287,427
    Noble Energy, Inc.                                    133,794   9,603,733
#*  Northern Oil and Gas, Inc.                             16,372     252,620
    Occidental Petroleum Corp.                            114,368  10,950,736
#*  Overseas Shipholding Group, Inc.                        2,355      13,424
*   Parker Drilling Co.                                   142,573     945,259
    Patterson-UTI Energy, Inc.                            152,325   4,955,132
*   PDC Energy, Inc.                                       24,103   1,534,638
#*  Penn Virginia Corp.                                    35,279     587,043
*   PHI, Inc. Non-Voting                                   21,843     978,566
#*  PHI, Inc. Voting                                        1,099      46,488
    Phillips 66                                           883,414  73,517,713
*   Pioneer Energy Services Corp.                          98,221   1,470,368
    Pioneer Natural Resources Co.                          88,400  17,085,068
    QEP Resources, Inc.                                    33,043   1,014,090
*   Renewable Energy Group, Inc.                            2,882      33,921
*   REX American Resources Corp.                            4,050     264,708
*   Rex Energy Corp.                                       35,100     739,206
*   Rowan Cos. P.L.C. Class A                             121,858   3,767,849
#*  SEACOR Holdings, Inc.                                  36,653   3,056,494
#   SemGroup Corp. Class A                                  4,727     301,961
#   Ship Finance International, Ltd.                       40,467     713,433
*   Stone Energy Corp.                                      1,115      54,691
    Superior Energy Services, Inc.                         75,686   2,491,583
#*  Swift Energy Co.                                       34,900     430,317
    Teekay Corp.                                           37,720   2,116,469
#*  Tesco Corp.                                             3,745      74,900
    Tesoro Corp.                                          168,807   9,502,146
*   TETRA Technologies, Inc.                               25,510     318,875
*   TGC Industries, Inc.                                    1,787       9,042
    Tidewater, Inc.                                        49,127   2,502,038
#   Transocean, Ltd.                                      274,265  11,812,594
#*  Triangle Petroleum Corp.                                7,779      74,834
*   Unit Corp.                                             57,000   3,759,150
    Valero Energy Corp.                                   605,899  34,639,246
*   Weatherford International, Ltd.                       281,383   5,909,043
#   Western Refining, Inc.                                 68,485   2,979,098
*   Whiting Petroleum Corp.                                16,007   1,180,036

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CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Energy -- (Continued)
*   Willbros Group, Inc.                                     18,620 $    206,868
                                                                    ------------
Total Energy                                                         815,604,250
                                                                    ------------
Financials -- (17.8%)
    1st Source Corp.                                         41,187    1,214,605
#   1st United Bancorp, Inc.                                    863        6,317
    ACE, Ltd.                                                46,348    4,742,327
    Alexander & Baldwin, Inc.                                66,838    2,493,726
*   Alleghany Corp.                                           2,626    1,071,355
    Allied World Assurance Co. Holdings AG                   25,477    2,743,618
    Allstate Corp. (The)                                    157,339    8,960,456
*   American Capital, Ltd.                                  422,803    6,337,817
#   American Equity Investment Life Holding Co.              88,700    2,068,484
    American Financial Group, Inc.                          173,596   10,143,214
*   American Independence Corp.                                 173        1,891
    American International Group, Inc.                      899,581   47,794,738
    American National Insurance Co.                          37,287    4,191,432
*   Ameris Bancorp                                           12,022      255,708
    AmeriServ Financial, Inc.                                33,075      115,101
    Argo Group International Holdings, Ltd.                  42,675    1,895,623
    Aspen Insurance Holdings, Ltd.                          102,623    4,698,081
#   Associated Banc-Corp                                     31,434      551,667
#   Assurant, Inc.                                           65,820    4,436,926
    Assured Guaranty, Ltd.                                  122,989    2,940,667
*   Asta Funding, Inc.                                        7,527       61,496
    Astoria Financial Corp.                                  19,344      256,501
#*  Atlanticus Holdings Corp.                                19,218       46,700
#*  AV Homes, Inc.                                           15,767      270,089
    Axis Capital Holdings, Ltd.                                 800       36,600
#   Baldwin & Lyons, Inc. Class A                               300        7,089
    Baldwin & Lyons, Inc. Class B                             6,556      170,522
    Banc of California, Inc.                                    810       10,182
*   Bancorp, Inc.                                               459        7,261
    Bank Mutual Corp.                                        51,232      308,417
    Bank of America Corp.                                 6,542,656   99,055,812
    Bank of New York Mellon Corp. (The)                     491,755   16,655,742
#   BankFinancial Corp.                                      39,867      392,291
    Banner Corp.                                              7,943      314,066
    BCB Bancorp, Inc.                                         1,059       14,085
    Berkshire Hills Bancorp, Inc.                            25,980      608,711
*   BofI Holding, Inc.                                        8,208      661,647
*   Capital Bank Financial Corp. Class A                        233        5,557
#   Capital City Bank Group, Inc.                            16,844      234,132
    Capital One Financial Corp.                             356,632   26,355,105
    Capital Southwest Corp.                                  27,628      969,743
    Cathay General Bancorp                                   17,730      418,428
    Centerstate Banks, Inc.                                     747        8,195
#   Century Bancorp, Inc. Class A                               495       16,582
    Chicopee Bancorp, Inc.                                    1,000       17,330
    CIT Group, Inc.                                          39,411    1,696,644
    Citigroup, Inc.                                       2,248,344  107,718,161
    Citizens Community Bancorp, Inc.                         10,355       83,151

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    CME Group, Inc.                                       414,385 $29,168,560
    CNA Financial Corp.                                   277,671  11,370,627
    CNO Financial Group, Inc.                             301,264   5,196,804
    Codorus Valley Bancorp, Inc.                              126       2,690
*   Community West Bancshares                                 400       2,772
*   Cowen Group, Inc. Class A                              15,961      65,600
    Donegal Group, Inc. Class A                            27,472     405,487
#   Donegal Group, Inc. Class B                               300       6,474
*   E*TRADE Financial Corp.                                89,699   2,013,743
    East West Bancorp, Inc.                                   671      23,156
*   Eastern Virginia Bankshares, Inc.                         307       2,072
    EMC Insurance Group, Inc.                              18,341     605,070
#*  Encore Capital Group, Inc.                                627      27,099
    Endurance Specialty Holdings, Ltd.                     76,288   3,876,956
    Enterprise Financial Services Corp.                     3,235      57,809
#   ESB Financial Corp.                                       432       5,452
    ESSA Bancorp, Inc.                                      8,217      85,375
    Evans Bancorp, Inc.                                     1,681      37,949
    Everest Re Group, Ltd.                                 34,913   5,517,301
#*  Farmers Capital Bank Corp.                                302       6,309
    FBL Financial Group, Inc. Class A                      24,660   1,102,549
#   Federal Agricultural Mortgage Corp. Class A               177       4,872
    Federal Agricultural Mortgage Corp. Class C             9,200     327,336
    Federated National Holding Co.                         13,665     265,511
    Fidelity National Financial, Inc. Class A              46,321   1,490,610
#   Fidelity Southern Corp.                                 7,213      95,284
*   First Acceptance Corp.                                 39,006      93,224
#   First American Financial Corp.                         61,982   1,648,721
    First Bancorp                                          16,138     277,735
#*  First BanCorp.                                          7,500      38,550
*   First Bancshares, Inc.                                    400       3,300
    First Business Financial Services, Inc.                   482      21,791
    First Citizens BancShares, Inc. Class A                 8,627   1,940,126
#   First Commonwealth Financial Corp.                     30,547     262,399
    First Community Bancshares, Inc.                          183       2,710
    First Defiance Financial Corp.                         10,880     293,978
#   First Federal of Northern Michigan Bancorp, Inc.          900       4,473
    First Financial Holdings, Inc.                          8,549     491,311
#   First Financial Northwest, Inc.                        25,371     258,784
    First Merchants Corp.                                  46,827     993,669
    First Midwest Bancorp, Inc.                             7,168     117,340
    First Niagara Financial Group, Inc.                    77,106     687,785
#   First South Bancorp, Inc.                               2,278      18,292
    Fox Chase Bancorp, Inc.                                   351       5,855
*   Genworth Financial, Inc. Class A                       34,964     624,107
#   German American Bancorp, Inc.                           7,459     194,232
#   GFI Group, Inc.                                         2,875      10,695
#*  Gleacher & Co., Inc.                                      450       5,175
*   Global Indemnity P.L.C.                                 8,282     221,958
    Goldman Sachs Group, Inc. (The)                       143,685  22,963,737
    Great Southern Bancorp, Inc.                            1,616      46,331
#   Guaranty Bancorp                                       15,867     199,765

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Guaranty Federal Bancshares, Inc.                         1,684 $    21,286
*   Hallmark Financial Services, Inc.                        25,666     215,594
#   Hampden Bancorp, Inc.                                     5,886      95,647
    Hanover Insurance Group, Inc. (The)                      88,829   5,192,055
    Hartford Financial Services Group, Inc. (The)           308,762  11,075,293
    HCC Insurance Holdings, Inc.                             17,700     813,138
    Heartland Financial USA, Inc.                               465      11,299
    Heritage Commerce Corp.                                  14,483     117,602
    HF Financial Corp.                                          400       5,480
*   Hilltop Holdings, Inc.                                   26,171     584,660
#   Hingham Institution for Savings                             500      34,755
*   HMN Financial, Inc.                                       3,456      38,500
#*  Home Bancorp, Inc.                                          719      14,560
    Home Federal Bancorp, Inc.                                9,420     141,771
    HopFed Bancorp, Inc.                                      6,781      77,168
    Horace Mann Educators Corp.                              58,206   1,750,254
    Hudson City Bancorp, Inc.                                28,191     280,782
*   ICG Group, Inc.                                           1,184      24,130
#*  Imperial Holdings, Inc.                                   2,882      19,281
#   Independence Holding Co.                                 24,172     315,686
    Infinity Property & Casualty Corp.                       15,800   1,013,886
    IntercontinentalExchange Group, Inc.                      1,479     302,367
    International Bancshares Corp.                              800      18,368
#*  Intervest Bancshares Corp. Class A                        2,078      15,730
*   Investment Technology Group, Inc.                        23,677     488,693
#   Investors Title Co.                                       1,169      82,718
#   Janus Capital Group, Inc.                                24,840     301,309
    JPMorgan Chase & Co.                                  1,591,818  89,109,972
    Kemper Corp.                                             67,002   2,640,549
#   Kentucky First Federal Bancorp                            2,800      24,052
    KeyCorp                                                 526,210   7,177,504
    Lakeland Bancorp, Inc.                                    8,324      86,903
#   Landmark Bancorp, Inc.                                    1,968      38,022
#   Legg Mason, Inc.                                         93,283   4,374,040
    Lincoln National Corp.                                  378,093  18,341,291
    LNB Bancorp, Inc.                                        13,395     152,435
    Loews Corp.                                             243,798  10,719,798
#   Louisiana Bancorp, Inc.                                   5,606     109,317
#   Macatawa Bank Corp.                                      18,892      92,004
*   Magyar Bancorp, Inc.                                        500       4,135
#   Maiden Holdings, Ltd.                                     5,792      68,346
    MainSource Financial Group, Inc.                         45,000     743,850
    Marlin Business Services Corp.                           14,241     244,518
    MB Financial, Inc.                                       19,678     528,157
#*  MBIA, Inc.                                               82,267     997,076
#*  MBT Financial Corp.                                      24,724     121,889
#   MCG Capital Corp.                                        11,930      40,085
#   Meadowbrook Insurance Group, Inc.                        26,353     147,577
#   Medallion Financial Corp.                                 9,550     129,880
#   Mercantile Bank Corp.                                     4,422      86,273
#   Meta Financial Group, Inc.                                1,083      45,389
    MetLife, Inc.                                         1,125,923  58,942,069

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Metro Bancorp, Inc.                                      26,598 $   543,131
#*  MGIC Investment Corp.                                    72,733     625,504
    MicroFinancial, Inc.                                      5,900      46,433
    MidWestOne Financial Group, Inc.                            346       8,522
#   Montpelier Re Holdings, Ltd.                             38,746   1,184,853
    Morgan Stanley                                        1,476,248  45,660,351
    MutualFirst Financial, Inc.                               2,300      43,240
    NASDAQ OMX Group, Inc. (The)                             42,129   1,554,560
    National Western Life Insurance Co. Class A                 900     209,925
*   Navigators Group, Inc. (The)                              3,685     209,934
*   New Century Bancorp, Inc.                                   600       4,446
#   New Hampshire Thrift Bancshares, Inc.                     3,667      54,088
*   NewBridge Bancorp                                        11,413      87,766
#*  NewStar Financial, Inc.                                  41,166     470,116
*   North Valley Bancorp                                        907      20,498
    Northeast Community Bancorp, Inc.                        18,190     132,423
    Northrim BanCorp, Inc.                                    5,734     137,559
    OFG Bancorp                                              30,191     515,058
    Old Republic International Corp.                        280,714   4,648,624
*   Old Second Bancorp, Inc.                                  4,874      23,200
    Oppenheimer Holdings, Inc. Class A                        3,097      78,850
*   Pacific Mercantile Bancorp                               16,236     106,346
    PacWest Bancorp                                           1,076      42,362
    Park Sterling Corp.                                       3,253      21,242
    PartnerRe, Ltd.                                          52,224   5,504,410
#   People's United Financial, Inc.                          68,700     981,036
    Peoples Bancorp of North Carolina, Inc.                     250       4,300
    Peoples Bancorp, Inc.                                    17,608     459,041
#*  PHH Corp.                                                91,804   2,182,181
#*  Phoenix Cos., Inc. (The)                                  2,631     115,817
    Pinnacle Financial Partners, Inc.                        23,924     827,053
*   Piper Jaffray Cos.                                          312      13,684
    Platinum Underwriters Holdings, Ltd.                     21,715   1,361,748
*   Popular, Inc.                                            56,536   1,746,962
*   Porter Bancorp, Inc.                                      1,737       1,876
#*  Portfolio Recovery Associates, Inc.                      28,203   1,611,801
    Premier Financial Bancorp, Inc.                           4,434      63,406
    Principal Financial Group, Inc.                         217,722  10,198,098
    Protective Life Corp.                                    98,037   5,014,593
    Provident Financial Holdings, Inc.                          544       7,654
    Provident Financial Services, Inc.                       21,059     366,005
    Prudential Financial, Inc.                              497,625  40,148,385
    Pulaski Financial Corp.                                   4,550      47,001
    Radian Group, Inc.                                      161,945   2,263,991
    Regions Financial Corp.                               1,302,555  13,207,908
    Reinsurance Group of America, Inc.                      169,166  12,976,724
#   Renasant Corp.                                           42,102   1,146,016
#*  Republic First Bancorp, Inc.                              2,174       9,609
#   Resource America, Inc. Class A                           21,051     179,144
*   Riverview Bancorp, Inc.                                  15,319      53,310
    Safety Insurance Group, Inc.                             11,042     593,066
    Sandy Spring Bancorp, Inc.                                9,125     219,456

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
     Selective Insurance Group, Inc.                        45,200 $  1,036,888
     SI Financial Group, Inc.                                5,661       66,800
(o)* Southern Community Financial Corp.                     29,890        6,576
*    Southern First Bancshares, Inc.                         1,216       16,611
     Southwest Bancorp, Inc.                                16,974      283,466
     StanCorp Financial Group, Inc.                         15,636      955,360
     State Auto Financial Corp.                             56,823    1,162,599
     Sterling Bancorp                                       70,552      843,802
#    Stewart Information Services Corp.                     12,271      374,265
*    Stratus Properties, Inc.                                3,069       50,945
#*   Suffolk Bancorp                                           205        4,496
#*   Sun Bancorp, Inc.                                       4,075       15,485
     SunTrust Banks, Inc.                                  491,691   18,812,098
     Susquehanna Bancshares, Inc.                           97,547    1,010,587
     Symetra Financial Corp.                                20,319      419,791
     Synovus Financial Corp.                               159,578      512,245
     Teche Holding Co.                                         600       43,740
     TF Financial Corp.                                        630       19,757
     Timberland Bancorp, Inc.                                2,500       26,625
     Travelers Cos., Inc. (The)                             28,000    2,536,240
#*   Tree.com, Inc.                                          5,635      163,866
#    Trustmark Corp.                                         4,194       95,917
     Umpqua Holdings Corp.                                  34,932      580,919
#*   Unico American Corp.                                    1,900       25,099
     Union Bankshares Corp.                                 37,042      947,905
     United Bankshares, Inc.                                12,121      354,539
     United Financial Bancorp, Inc.                          6,824      120,375
     United Fire Group, Inc.                                38,612    1,074,186
*    United Security Bancshares                                396        2,233
     Unity Bancorp, Inc.                                     3,306       28,266
     Unum Group                                            517,445   17,189,523
     Validus Holdings, Ltd.                                  4,399      163,071
     Washington Federal, Inc.                                1,243       26,824
     Waterstone Financial, Inc.                              1,426       14,845
     WesBanco, Inc.                                         31,462      951,411
#    West Bancorporation, Inc.                              13,957      202,516
#    Westfield Financial, Inc.                              10,811       74,055
     Wintrust Financial Corp.                               24,224    1,085,720
     XL Group P.L.C.                                       240,766    7,548,014
*    Yadkin Financial Corp.                                  5,570      106,665
     Zions Bancorp.                                         53,325    1,542,159
*    ZipRealty, Inc.                                        10,028       33,293
                                                                   ------------
Total Financials                                                    892,533,728
                                                                   ------------
Health Care -- (9.5%)
*    Addus HomeCare Corp.                                    2,044       44,191
     Aetna, Inc.                                           558,462   39,902,110
#*   Affymetrix, Inc.                                       42,297      314,267
#*   Albany Molecular Research, Inc.                        34,587      555,467
#*   Alere, Inc.                                            74,130    2,475,942
*    Allied Healthcare Products, Inc.                        1,000        2,160
#*   Allscripts Healthcare Solutions, Inc.                 187,470    2,853,293

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*  Alphatec Holdings, Inc.                                   5,644 $     7,619
#*  Amedisys, Inc.                                           19,727     268,879
*   AMN Healthcare Services, Inc.                             8,600     107,328
*   Amsurg Corp.                                             30,743   1,331,479
    Analogic Corp.                                            2,988     224,339
*   AngioDynamics, Inc.                                      44,530     598,483
*   Anika Therapeutics, Inc.                                 14,671     627,039
*   Arrhythmia Research Technology, Inc.                      1,200       5,820
#*  Baxano Surgical, Inc.                                     5,997       5,098
#*  BioScrip, Inc.                                           36,570     253,064
*   BioTelemetry, Inc.                                        5,328      42,304
*   Boston Scientific Corp.                               1,204,199  15,184,949
*   Cambrex Corp.                                            43,567     892,688
#*  Capital Senior Living Corp.                              54,559   1,349,244
*   CareFusion Corp.                                        207,163   8,091,787
#*  Celldex Therapeutics, Inc.                                4,759      71,385
    Cigna Corp.                                              42,954   3,438,038
*   Community Health Systems, Inc.                          105,314   3,990,348
    CONMED Corp.                                             43,239   2,003,263
    Cooper Cos., Inc. (The)                                  13,956   1,840,936
*   Cross Country Healthcare, Inc.                           28,968     205,383
    CryoLife, Inc.                                           17,502     158,918
#*  Cumberland Pharmaceuticals, Inc.                         23,319     103,770
*   Cutera, Inc.                                             23,864     246,038
*   Cynosure, Inc. Class A                                   34,622     849,624
#   Daxor Corp.                                                 545       4,529
    Digirad Corp.                                            29,111      92,573
*   Emergent Biosolutions, Inc.                               8,678     228,752
#*  Endo International P.L.C.                                54,588   3,436,042
*   Enzo Biochem, Inc.                                       47,997     201,587
*   Exactech, Inc.                                            3,390      75,326
*   Express Scripts Holding Co.                             493,239  32,839,853
*   Five Star Quality Care, Inc.                             28,953     139,843
*   Forest Laboratories, Inc.                                78,471   7,212,270
*   Gentiva Health Services, Inc.                            31,640     238,249
*   Greatbatch, Inc.                                         41,672   1,918,162
*   Hanger, Inc.                                             16,897     585,819
#*  Harvard Apparatus Regenerative Technology, Inc.           8,026      69,425
#*  Harvard Bioscience, Inc.                                 32,107     135,492
*   Health Net, Inc.                                         44,958   1,543,408
#*  Healthways, Inc.                                         46,297     833,346
#*  Hologic, Inc.                                           305,036   6,401,181
    Humana, Inc.                                            236,814  25,990,337
*   Impax Laboratories, Inc.                                  4,700     122,905
    Invacare Corp.                                           30,851     487,446
    Kewaunee Scientific Corp.                                 1,631      27,319
    Kindred Healthcare, Inc.                                 59,114   1,483,761
*   Lannett Co., Inc.                                         3,649     126,000
*   LCA-Vision, Inc.                                            700       3,752
    LeMaitre Vascular, Inc.                                   5,100      41,871
#*  LHC Group, Inc.                                           1,418      29,466
*   LifePoint Hospitals, Inc.                                82,208   4,597,071

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
Health Care -- (Continued)
*    Magellan Health Services, Inc.                           17,899 $  1,033,130
(o)* Maxygen, Inc.                                            43,105        1,293
*    MedAssets, Inc.                                          44,682    1,020,090
(o)* MedCath Corp.                                            29,240       58,480
*    Medical Action Industries, Inc.                          24,509      157,103
#*   Merit Medical Systems, Inc.                              13,395      172,394
*    Misonix, Inc.                                             4,083       24,498
#*   Molina Healthcare, Inc.                                  24,941      932,793
#    National Healthcare Corp.                                 6,484      354,869
*    Natus Medical, Inc.                                      15,698      389,781
*    NuVasive, Inc.                                            2,045       68,937
     Omnicare, Inc.                                          197,388   11,699,187
*    Omnicell, Inc.                                           35,405      937,524
*    PDI, Inc.                                                14,978       70,696
     PerkinElmer, Inc.                                        76,500    3,210,705
     Pfizer, Inc.                                          3,950,849  123,582,557
*    PharMerica Corp.                                         33,305      905,563
*    Prestige Brands Holdings, Inc.                          111,489    3,737,111
#*   Repligen Corp.                                           21,271      337,145
*    RTI Surgical, Inc.                                       73,086      314,270
#*   Sciclone Pharmaceuticals, Inc.                           13,028       62,274
     Select Medical Holdings Corp.                            42,204      589,168
#*   Skilled Healthcare Group, Inc. Class A                    9,380       48,401
#*   SunLink Health Systems, Inc.                              1,750        2,643
*    SurModics, Inc.                                           5,593      121,704
*    Symmetry Medical, Inc.                                   77,051      636,441
#    Teleflex, Inc.                                           37,223    3,800,096
     Thermo Fisher Scientific, Inc.                          499,520   56,945,280
*    Triple-S Management Corp. Class B                        20,684      309,846
     UnitedHealth Group, Inc.                                 89,716    6,732,289
#    Universal American Corp.                                 84,328      604,632
*    VCA Antech, Inc.                                         69,140    2,117,758
*    WellCare Health Plans, Inc.                              18,375    1,239,761
     WellPoint, Inc.                                         504,640   50,807,155
*    Wright Medical Group, Inc.                               32,357      884,964
     Zoetis, Inc.                                            805,208   24,365,594
                                                                     ------------
Total Health Care                                                     475,187,170
                                                                     ------------
Industrials -- (13.6%)
#    AAR Corp.                                                32,906      852,265
     ABM Industries, Inc.                                     64,500    1,747,305
     Aceto Corp.                                              31,686      693,290
#    Acme United Corp.                                         1,030       17,335
     Actuant Corp. Class A                                    44,986    1,523,226
*    Adept Technology, Inc.                                   20,476      244,893
#    ADT Corp. (The)                                         197,193    5,963,116
*    AECOM Technology Corp.                                   23,177      751,398
#*   Aegion Corp.                                             83,805    2,136,189
#*   Aerovironment, Inc.                                      35,065    1,184,145
     AGCO Corp.                                               58,973    3,284,796
*    Air Transport Services Group, Inc.                        6,308       49,392
     Alamo Group, Inc.                                        22,751    1,208,533

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Industrials -- (Continued)
     Alaska Air Group, Inc.                                   52,626 $ 4,951,054
     Albany International Corp. Class A                       20,551     739,425
     Allegion P.L.C.                                          71,036   3,505,627
     Alliant Techsystems, Inc.                                38,805   5,596,457
(o)* Allied Defense Group, Inc.                                2,645         212
     AMERCO                                                   29,431   7,360,987
#*   Ameresco, Inc. Class A                                      981       6,288
#    American Railcar Industries, Inc.                        20,003   1,389,008
*    AMREP Corp.                                               1,159       6,317
#    Apogee Enterprises, Inc.                                 36,374   1,155,602
*    ArcBest Corp.                                            12,135     478,362
     Argan, Inc.                                                  21         562
#*   Ascent Solar Technologies, Inc.                           1,951         985
     Astec Industries, Inc.                                   22,925     915,854
#*   Atlas Air Worldwide Holdings, Inc.                       36,746   1,285,743
*    Avis Budget Group, Inc.                                  94,608   4,975,435
     Baltic Trading, Ltd.                                         40         240
     Barnes Group, Inc.                                       36,400   1,402,128
     Barrett Business Services, Inc.                          12,955     653,062
#*   BlueLinx Holdings, Inc.                                  17,052      22,338
     Brady Corp. Class A                                      38,500     992,915
#    Briggs & Stratton Corp.                                  41,033     876,875
#*   Builders FirstSource, Inc.                               12,182      95,629
#*   CAI International, Inc.                                  17,082     371,534
*    Casella Waste Systems, Inc. Class A                      14,362      73,246
#*   CBIZ, Inc.                                               38,149     326,937
     CDI Corp.                                                39,837     610,303
#    Ceco Environmental Corp.                                  3,773      59,953
     Celadon Group, Inc.                                      24,642     567,012
#    Chicago Rivet & Machine Co.                                 700      27,125
     CIRCOR International, Inc.                                6,849     556,207
*    Columbus McKinnon Corp.                                  17,542     464,688
     Comfort Systems USA, Inc.                                44,560     668,400
#    Compx International, Inc.                                   500       4,600
     Courier Corp.                                             8,245     119,800
     Covanta Holding Corp.                                    94,292   1,739,687
*    Covenant Transportation Group, Inc. Class A               7,080      72,570
#*   CPI Aerostructures, Inc.                                  4,626      62,312
*    CRA International, Inc.                                   7,613     165,735
     CSX Corp.                                             1,242,950  35,076,049
     Curtiss-Wright Corp.                                     46,353   2,963,811
*    DigitalGlobe, Inc.                                       21,971     654,296
     Douglas Dynamics, Inc.                                   30,234     510,048
*    Ducommun, Inc.                                           16,645     403,974
*    Dycom Industries, Inc.                                   39,867   1,251,824
     Dynamic Materials Corp.                                   1,436      29,007
     Eastern Co. (The)                                        10,193     172,160
     Eaton Corp. P.L.C.                                       78,508   5,702,821
     Ecology and Environment, Inc. Class A                       900       8,631
     EMCOR Group, Inc.                                        50,540   2,324,335
     Encore Wire Corp.                                        19,966     972,943
#*   Energy Recovery, Inc.                                     1,783       9,111

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Industrials -- (Continued)
#*  EnerNOC, Inc.                                            13,197 $    311,449
#   EnerSys, Inc.                                            43,239    2,922,092
#*  Engility Holdings, Inc.                                   7,988      348,596
#   Ennis, Inc.                                              48,483      725,306
#*  EnPro Industries, Inc.                                   17,635    1,255,788
    ESCO Technologies, Inc.                                  17,601      588,225
#   Espey Manufacturing & Electronics Corp.                   1,671       44,449
*   Esterline Technologies Corp.                             44,968    4,902,411
    Exelis, Inc.                                             73,253    1,358,111
*   Federal Signal Corp.                                     65,358      992,134
    FedEx Corp.                                             142,324   19,391,645
    Fortune Brands Home & Security, Inc.                    149,626    5,962,596
*   Franklin Covey Co.                                        3,046       61,742
    FreightCar America, Inc.                                  9,404      246,949
*   FTI Consulting, Inc.                                     25,736      882,745
*   Furmanite Corp.                                          31,044      325,341
    G&K Services, Inc. Class A                               29,714    1,573,059
    GATX Corp.                                               65,445    4,295,155
#*  Genco Shipping & Trading, Ltd.                            7,630       12,590
*   Gencor Industries, Inc.                                   8,766       91,955
    General Cable Corp.                                       8,357      214,106
    General Dynamics Corp.                                   28,674    3,138,369
    General Electric Co.                                  5,021,489  135,027,839
*   Genesee & Wyoming, Inc. Class A                           1,200      118,812
*   Gibraltar Industries, Inc.                               42,111      719,256
*   GP Strategies Corp.                                      18,583      488,361
#   Granite Construction, Inc.                               27,179    1,015,951
*   Great Lakes Dredge & Dock Corp.                          69,820      602,547
#*  Greenbrier Cos., Inc. (The)                              22,451    1,177,330
#   Griffon Corp.                                            67,323      716,317
*   H&E Equipment Services, Inc.                             59,629    2,298,698
    Hardinge, Inc.                                           19,132      255,604
    Harsco Corp.                                             54,094    1,294,469
*   Hawaiian Holdings, Inc.                                  18,070      261,112
    Heidrick & Struggles International, Inc.                 18,234      343,711
*   Hertz Global Holdings, Inc.                             278,411    7,926,361
*   Hill International, Inc.                                 27,154      182,475
*   Hudson Global, Inc.                                      15,880       56,374
    Huntington Ingalls Industries, Inc.                      47,666    4,909,598
    Hurco Cos., Inc.                                          7,910      210,881
*   Huron Consulting Group, Inc.                              4,001      284,871
    Hyster-Yale Materials Handling, Inc.                     12,246    1,180,392
*   ICF International, Inc.                                  31,660    1,233,790
    Ingersoll-Rand P.L.C.                                   213,109   12,743,918
    Insteel Industries, Inc.                                 17,578      361,755
#   International Shipholding Corp.                          11,354      305,877
#   Intersections, Inc.                                      26,279      147,688
#*  JetBlue Airways Corp.                                   324,893    2,568,279
    Kadant, Inc.                                              5,786      201,064
    KAR Auction Services, Inc.                               18,100      539,018
    KBR, Inc.                                                 3,600       91,332
    Kelly Services, Inc. Class A                             41,722      878,665

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   Kennametal, Inc.                                        1,000 $    46,730
*   Key Technology, Inc.                                    3,199      39,444
    Kimball International, Inc. Class B                    31,258     523,884
*   Korn/Ferry International                               33,148     962,949
#*  Kratos Defense & Security Solutions, Inc.               2,711      19,573
    L-3 Communications Holdings, Inc.                     100,470  11,591,224
#*  Lawson Products, Inc.                                   8,847     148,187
#*  Layne Christensen Co.                                  31,561     549,793
    LB Foster Co. Class A                                   6,682     316,393
#*  LMI Aerospace, Inc.                                    13,807     188,328
    LS Starrett Co. (The) Class A                           4,097      63,995
    LSI Industries, Inc.                                   27,715     210,911
*   Lydall, Inc.                                           14,605     341,903
    Manpowergroup, Inc.                                    22,886   1,861,547
    Marten Transport, Ltd.                                 47,782   1,120,966
#   Matson, Inc.                                           62,316   1,476,266
#   McGrath RentCorp                                       17,552     554,292
*   Metalico, Inc.                                         27,024      41,617
*   Mfri, Inc.                                              8,900      96,921
    Miller Industries, Inc.                                20,099     389,318
    Mobile Mini, Inc.                                      54,461   2,406,087
*   Moog, Inc. Class A                                     35,339   2,312,938
    Mueller Industries, Inc.                               30,912     894,593
    Mueller Water Products, Inc. Class A                  185,957   1,695,928
#   Multi-Color Corp.                                         308      10,734
*   MYR Group, Inc.                                        19,582     459,394
#   National Presto Industries, Inc.                          571      41,260
*   Navigant Consulting, Inc.                              12,297     206,590
#   NL Industries, Inc.                                    51,251     514,048
    NN, Inc.                                               18,396     360,010
    Norfolk Southern Corp.                                545,229  51,540,497
    Northrop Grumman Corp.                                337,038  40,953,487
*   Northwest Pipe Co.                                      8,801     314,812
#*  Ocean Power Technologies, Inc.                          8,400      22,680
*   On Assignment, Inc.                                    53,951   1,888,285
*   Orbital Sciences Corp.                                 39,656   1,165,886
*   Orion Energy Systems, Inc.                              1,043       5,528
    Oshkosh Corp.                                          14,466     803,008
    Owens Corning                                         149,300   6,098,905
*   PAM Transportation Services, Inc.                      19,428     483,563
    Pentair, Ltd.                                         117,934   8,761,317
*   Pike Corp.                                             22,013     211,325
    Powell Industries, Inc.                                 7,529     476,736
#*  PowerSecure International, Inc.                        19,459     432,574
#   Providence and Worcester Railroad Co.                     850      14,824
    Quad/Graphics, Inc.                                     2,390      51,744
#   Quanex Building Products Corp.                         21,431     403,760
*   Quanta Services, Inc.                                 168,307   5,937,871
    Raytheon Co.                                           96,954   9,257,168
*   RCM Technologies, Inc.                                 20,293     137,587
    Regal-Beloit Corp.                                     16,070   1,200,911
*   Republic Airways Holdings, Inc.                        48,736     404,996

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Republic Services, Inc.                               429,755 $15,080,103
    Resources Connection, Inc.                             25,955     353,248
#*  Roadrunner Transportation Systems, Inc.                   879      21,650
    RR Donnelley & Sons Co.                                19,825     348,920
#*  Rush Enterprises, Inc. Class A                         32,603   1,046,556
#*  Rush Enterprises, Inc. Class B                         18,522     523,802
    Ryder System, Inc.                                     89,844   7,383,380
*   Saia, Inc.                                              8,925     367,442
    Schawk, Inc.                                           44,631     892,620
    SIFCO Industries, Inc.                                  6,623     217,566
    SkyWest, Inc.                                          38,506     446,670
*   SL Industries, Inc.                                       300       8,247
    Southwest Airlines Co.                                645,761  15,608,043
*   Sparton Corp.                                           9,132     248,025
    SPX Corp.                                              12,803   1,303,858
#*  Standard Register Co. (The)                             6,086      44,184
    Standex International Corp.                            22,341   1,326,385
    Stanley Black & Decker, Inc.                          154,919  13,305,993
    Steelcase, Inc. Class A                                55,469     914,129
#*  Sterling Construction Co., Inc.                        18,633     143,101
*   Supreme Industries, Inc. Class A                        1,433       8,125
    Sypris Solutions, Inc.                                  8,460      25,634
#   TAL International Group, Inc.                          24,053   1,014,556
#*  Tecumseh Products Co. Class A                          12,600      75,726
*   Tecumseh Products Co. Class B                           1,400       8,176
    Terex Corp.                                            27,578   1,193,852
#*  Tetra Tech, Inc.                                       45,222   1,296,515
#*  Titan Machinery, Inc.                                   2,883      50,856
#*  TRC Cos., Inc.                                         28,708     170,238
    Trinity Industries, Inc.                               91,907   6,898,539
    Triumph Group, Inc.                                    57,456   3,723,723
*   Tutor Perini Corp.                                     33,844   1,001,782
#   Twin Disc, Inc.                                           900      26,037
    Tyco International, Ltd.                              240,619   9,841,317
*   Ultralife Corp.                                        10,710      38,556
    UniFirst Corp.                                         18,705   1,800,169
    Union Pacific Corp.                                   444,064  84,563,108
    United Stationers, Inc.                                24,021     901,508
#   Universal Forest Products, Inc.                        31,800   1,605,582
#   URS Corp.                                              84,698   3,990,970
#*  USA Truck, Inc.                                        15,105     251,649
#   UTi Worldwide, Inc.                                    16,157     158,177
*   Versar, Inc.                                            5,526      21,330
    Viad Corp.                                             27,114     624,978
*   Virco Manufacturing Corp.                              12,601      27,659
#   VSE Corp.                                                 305      19,053
    Waste Connections, Inc.                                 2,800     125,048
    Watts Water Technologies, Inc. Class A                 53,615   2,852,318
#   Werner Enterprises, Inc.                               34,105     873,088
#*  Wesco Aircraft Holdings, Inc.                           6,228     126,179
#*  WESCO International, Inc.                              11,687   1,025,885
*   Willdan Group, Inc.                                     1,000       4,670

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Industrials -- (Continued)
*   Willis Lease Finance Corp.                                6,713 $    135,334
#*  XPO Logistics, Inc.                                      12,216      331,542
                                                                    ------------
Total Industrials                                                    684,232,353
                                                                    ------------
Information Technology -- (6.5%)
    Activision Blizzard, Inc.                               982,162   19,653,062
*   Acxiom Corp.                                              7,769      219,397
*   Advanced Energy Industries, Inc.                         47,985    1,049,912
*   Agilysys, Inc.                                           16,899      211,913
*   Alpha & Omega Semiconductor, Ltd.                           419        3,017
*   Amtech Systems, Inc.                                      8,571       73,282
#*  ANADIGICS, Inc.                                          33,721       42,151
*   AOL, Inc.                                               105,592    4,520,394
*   ARRIS Group, Inc.                                       140,787    3,673,133
*   Arrow Electronics, Inc.                                 182,170   10,338,147
    Astro-Med, Inc.                                           6,285       79,002
#*  Aviat Networks, Inc.                                     44,931       67,846
    Avnet, Inc.                                             139,400    6,012,322
    AVX Corp.                                               172,540    2,303,409
#*  Aware, Inc.                                              14,326       79,366
*   Axcelis Technologies, Inc.                               17,951       32,132
*   AXT, Inc.                                                20,506       44,293
*   Bankrate, Inc.                                            4,453       78,017
    Bel Fuse, Inc. Class A                                    4,174       84,983
    Bel Fuse, Inc. Class B                                   18,286      397,903
*   Benchmark Electronics, Inc.                              93,903    2,176,672
    Black Box Corp.                                          26,448      562,284
#*  Blackhawk Network Holdings, Inc. Class B                 25,926      597,076
#*  Blucora, Inc.                                            81,156    1,562,253
*   Brocade Communications Systems, Inc.                    461,513    4,296,686
    Brooks Automation, Inc.                                  50,847      520,165
*   Bsquare Corp.                                             4,065       13,008
*   BTU International, Inc.                                   1,600        4,688
#*  CACI International, Inc. Class A                         24,830    1,729,409
#*  Calix, Inc.                                              16,027      141,198
*   Cascade Microtech, Inc.                                  24,071      257,078
*   Ceva, Inc.                                                3,580       58,103
*   Checkpoint Systems, Inc.                                 27,235      347,791
*   CIBER, Inc.                                              85,855      370,894
    Cisco Systems, Inc.                                     117,637    2,718,591
    Cohu, Inc.                                               40,815      420,394
    Communications Systems, Inc.                             12,612      152,479
    Computer Sciences Corp.                                 205,559   12,164,982
#   Comtech Telecommunications Corp.                         15,569      494,316
    Concurrent Computer Corp.                                13,740      115,279
    Convergys Corp.                                         197,364    4,251,221
*   CoreLogic, Inc.                                          96,545    2,706,156
    Corning, Inc.                                         1,201,485   25,123,051
#*  Cray, Inc.                                               12,866      369,383
#   CSP, Inc.                                                 2,414       18,298
    CTS Corp.                                                66,936    1,190,791
#*  CyberOptics Corp.                                         9,134       68,688

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Datalink Corp.                                          1,412 $    18,130
#*  Dataram Corp.                                           1,257       3,369
*   Digi International, Inc.                               31,089     275,449
*   Digital River, Inc.                                    22,145     338,597
*   Diodes, Inc.                                            4,709     124,176
*   DSP Group, Inc.                                        46,713     371,835
    EarthLink Holdings Corp.                               83,735     285,536
*   EchoStar Corp. Class A                                 23,551   1,058,853
*   Edgewater Technology, Inc.                             13,603      96,309
    Electro Rent Corp.                                     40,561     655,060
    Electro Scientific Industries, Inc.                    36,298     307,807
*   Electronics for Imaging, Inc.                          58,110   2,195,977
*   Emcore Corp.                                              744       3,594
*   Emulex Corp.                                           52,269     373,723
*   Entegris, Inc.                                            300       3,327
*   Entropic Communications, Inc.                           3,600      13,284
    EPIQ Systems, Inc.                                     23,453     299,964
*   ePlus, Inc.                                             8,745     437,600
*   Euronet Worldwide, Inc.                                23,278   1,070,555
#*  Exar Corp.                                             51,341     555,510
*   Fabrinet                                                4,055      87,588
*   Fairchild Semiconductor International, Inc.           118,008   1,502,242
    Fidelity National Information Services, Inc.          151,857   8,113,720
#*  Finisar Corp.                                          61,526   1,608,905
*   First Solar, Inc.                                      28,266   1,907,672
*   FormFactor, Inc.                                       30,568     175,766
*   Frequency Electronics, Inc.                            16,953     180,634
*   GSE Systems, Inc.                                      17,638      30,866
#*  GSI Technology, Inc.                                    9,236      58,649
    Hackett Group, Inc. (The)                              53,321     319,926
*   Harmonic, Inc.                                         35,712     251,055
    Hewlett-Packard Co.                                   443,760  14,670,706
#*  Hutchinson Technology, Inc.                            22,425      62,341
    IAC/InterActiveCorp                                   125,298   8,304,751
#*  ID Systems, Inc.                                       17,291      97,348
*   Identive Group, Inc.                                   10,175       8,649
#*  Imation Corp.                                          28,996     125,263
*   Ingram Micro, Inc. Class A                            277,679   7,486,226
*   Insight Enterprises, Inc.                              42,100   1,099,652
*   Integrated Device Technology, Inc.                    177,893   2,076,011
*   Integrated Silicon Solution, Inc.                      42,178     609,894
    Intel Corp.                                           176,618   4,713,934
#*  Internap Network Services Corp.                        32,386     217,634
*   International Rectifier Corp.                          79,000   2,057,160
#*  Interphase Corp.                                        2,999      16,345
    Intersil Corp. Class A                                119,798   1,478,307
*   Intevac, Inc.                                           7,954      64,030
*   IntraLinks Holdings, Inc.                               3,070      28,090
*   IntriCon Corp.                                          2,835      18,739
#*  Itron, Inc.                                            33,397   1,269,086
    IXYS Corp.                                              3,055      32,963
*   Juniper Networks, Inc.                                212,100   5,236,749

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#*  Kemet Corp.                                             2,700 $    13,527
*   Key Tronic Corp.                                       17,623     184,689
*   Kulicke & Soffa Industries, Inc.                       71,688   1,054,530
*   KVH Industries, Inc.                                   35,149     474,863
*   Lattice Semiconductor Corp.                           108,469     913,309
#   Leidos Holdings, Inc.                                  10,850     404,054
#   Lexmark International, Inc. Class A                    35,849   1,541,507
*   Limelight Networks, Inc.                               18,463      38,218
*   LTX-Credence Corp.                                     20,165     194,189
#   ManTech International Corp. Class A                    12,385     369,445
    Marchex, Inc. Class B                                  32,883     304,168
    Marvell Technology Group, Ltd.                        166,418   2,639,389
#*  Maxwell Technologies, Inc.                              2,521      37,966
#*  Measurement Specialties, Inc.                             251      16,152
    Mentor Graphics Corp.                                  35,620     737,334
*   Mercury Systems, Inc.                                   2,055      28,688
    Methode Electronics, Inc.                              79,272   2,199,005
*   Micron Technology, Inc.                               758,908  19,822,677
    MKS Instruments, Inc.                                  61,200   1,722,780
#*  ModusLink Global Solutions, Inc.                       68,955     278,578
#*  Nanometrics, Inc.                                      13,265     215,689
*   NCI, Inc. Class A                                         686       6,839
*   NETGEAR, Inc.                                             428      13,824
*   Newport Corp.                                          64,756   1,209,642
#*  Novatel Wireless, Inc.                                 22,113      40,025
*   OmniVision Technologies, Inc.                          37,132     725,188
*   Oplink Communications, Inc.                            38,456     659,136
    Optical Cable Corp.                                    10,793      40,905
*   PAR Technology Corp.                                   22,705     109,665
#   Park Electrochemical Corp.                              1,642      43,776
    PC Connection, Inc.                                    39,267     785,733
    PC-Tel, Inc.                                           33,870     279,427
*   PCM, Inc.                                              10,471     109,108
    Perceptron, Inc.                                        8,428      99,450
*   Pericom Semiconductor Corp.                            37,284     300,882
*   Photronics, Inc.                                       79,712     691,900
#*  Planar Systems, Inc.                                    3,449       7,588
*   Plexus Corp.                                           10,626     445,442
*   PMC-Sierra, Inc.                                      102,988     704,438
*   Polycom, Inc.                                          36,977     454,817
*   Qualstar Corp.                                         12,400      18,724
*   Qumu Corp.                                                800      10,760
#*  Radisys Corp.                                           9,762      31,238
#*  Rambus, Inc.                                            1,069      12,924
*   RealNetworks, Inc.                                     30,402     229,231
#*  Reis, Inc.                                             13,511     222,391
#   RF Industries, Ltd.                                     2,823      17,249
#   Richardson Electronics, Ltd.                           24,525     245,740
*   Rofin-Sinar Technologies, Inc.                          4,978     110,512
*   Rogers Corp.                                            7,543     452,731
*   Rosetta Stone, Inc.                                     1,466      17,460
*   Rovi Corp.                                             19,000     423,510

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc.                               45,996 $    419,024
    SanDisk Corp.                                            13,097    1,112,852
*   Sanmina Corp.                                            39,846      806,881
*   ScanSource, Inc.                                         14,745      566,355
    Science Applications International Corp.                  6,199      241,761
*   Seachange International, Inc.                            39,044      365,842
*   ShoreTel, Inc.                                            3,200       24,160
*   Sigma Designs, Inc.                                      11,784       44,426
*   Smith Micro Software, Inc.                                  500          830
#*  SMTC Corp.                                                1,200        1,836
*   Sonus Networks, Inc.                                     33,110      108,270
*   Spansion, Inc. Class A                                   21,173      377,515
*   Speed Commerce, Inc.                                        336        1,109
*   SS&C Technologies Holdings, Inc.                         25,793    1,003,864
*   StarTek, Inc.                                            27,060      188,067
#*  SunEdison, Inc.                                         154,224    2,965,728
#*  SunPower Corp.                                           18,322      612,321
*   Super Micro Computer, Inc.                                5,886      119,839
#*  support.com, Inc.                                        25,400       62,738
*   Sykes Enterprises, Inc.                                  20,292      401,579
*   SYNNEX Corp.                                             55,900    3,766,542
*   Tech Data Corp.                                          82,952    5,183,670
*   TeleCommunication Systems, Inc. Class A                  54,047      137,820
*   Telenav, Inc.                                             9,865       60,472
#*  Teradyne, Inc.                                           26,789      473,362
#   Tessco Technologies, Inc.                                 8,689      285,781
#   Tessera Technologies, Inc.                               48,635    1,066,566
    TheStreet, Inc.                                          35,273       90,652
*   TriQuint Semiconductor, Inc.                             59,493      843,611
*   TSR, Inc.                                                   550        1,667
#*  TTM Technologies, Inc.                                   62,635      494,190
    United Online, Inc.                                      17,780      210,693
#*  Veeco Instruments, Inc.                                  15,978      590,707
#*  Viasystems Group, Inc.                                   11,376      136,740
*   Vicon Industries, Inc.                                    5,787       16,898
*   Video Display Corp.                                         600        2,082
*   Virtusa Corp.                                            30,064      991,210
#   Vishay Intertechnology, Inc.                            228,349    3,247,123
*   Vishay Precision Group, Inc.                             24,277      394,016
*   Westell Technologies, Inc. Class A                       16,329       53,233
    Western Digital Corp.                                   212,781   18,752,390
    Xerox Corp.                                           1,188,277   14,366,269
*   XO Group, Inc.                                            6,284       66,736
*   Yahoo!, Inc.                                          1,048,770   37,703,281
*   Zygo Corp.                                               18,732      360,404
#*  Zynga, Inc. Class A                                     170,882      692,072
                                                                    ------------
Total Information Technology                                         324,918,367
                                                                    ------------
Materials -- (3.1%)
    A Schulman, Inc.                                         32,960    1,183,923
    Alcoa, Inc.                                             888,828   11,972,513
#   Allegheny Technologies, Inc.                             22,777      938,412

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
#*  AM Castle & Co.                                        36,370 $   446,624
    Ampco-Pittsburgh Corp.                                  4,007      80,260
    Ashland, Inc.                                         112,560  10,873,296
#   Axiall Corp.                                           26,423   1,231,312
    Bemis Co., Inc.                                        24,092     969,462
    Cabot Corp.                                            46,280   2,674,984
*   Century Aluminum Co.                                   15,822     217,553
*   Chemtura Corp.                                         49,368   1,100,906
*   Clearwater Paper Corp.                                 16,822   1,032,703
#   Cliffs Natural Resources, Inc.                         35,738     633,277
*   Coeur Mining, Inc.                                    128,160   1,109,866
    Commercial Metals Co.                                  85,208   1,635,994
*   Continental Materials Corp.                               100       1,851
*   Core Molding Technologies, Inc.                        11,847     142,283
    Cytec Industries, Inc.                                 64,700   6,167,204
    Domtar Corp.                                           30,917   2,886,411
    Dow Chemical Co. (The)                                 14,000     698,600
*   Ferro Corp.                                            42,247     548,366
    Freeport-McMoRan Copper & Gold, Inc.                  147,916   5,083,873
    Friedman Industries, Inc.                              16,110     138,224
#   FutureFuel Corp.                                        6,104     122,507
*   Graphic Packaging Holding Co.                         154,000   1,580,040
    Greif, Inc. Class A                                     4,885     264,718
*   Headwaters, Inc.                                       23,663     295,314
#   Hecla Mining Co.                                      203,366     624,334
#*  Horsehead Holding Corp.                                49,015     764,144
    Huntsman Corp.                                         50,242   1,258,562
    International Paper Co.                               493,615  23,027,140
#   Kaiser Aluminum Corp.                                  27,181   1,913,542
*   KapStone Paper and Packaging Corp.                     80,984   2,136,358
*   Kraton Performance Polymers, Inc.                       5,435     141,582
#   Kronos Worldwide, Inc.                                  4,331      67,780
*   Landec Corp.                                           37,056     439,484
#*  Louisiana-Pacific Corp.                               173,457   2,842,960
    LyondellBasell Industries NV Class A                   71,793   6,640,853
    Materion Corp.                                         18,497     622,424
    MeadWestvaco Corp.                                    188,451   7,362,781
*   Mercer International, Inc.                             21,725     179,883
    Minerals Technologies, Inc.                            34,280   2,039,317
    Myers Industries, Inc.                                 64,720   1,210,264
    Neenah Paper, Inc.                                      7,684     387,043
*   Northern Technologies International Corp.               3,035      64,190
    Nucor Corp.                                            83,945   4,344,154
#   Olin Corp.                                             62,261   1,749,534
    Olympic Steel, Inc.                                     9,986     263,231
#   OM Group, Inc.                                         42,299   1,238,938
#*  Penford Corp.                                          26,122     329,137
    PH Glatfelter Co.                                      50,600   1,291,312
    PolyOne Corp.                                           8,983     336,593
    Reliance Steel & Aluminum Co.                          93,801   6,642,987
*   Resolute Forest Products, Inc.                          1,817      32,415
    Rock-Tenn Co. Class A                                  26,305   2,515,021

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
Materials -- (Continued)
*    RTI International Metals, Inc.                           50,032 $  1,408,901
#    Schnitzer Steel Industries, Inc. Class A                 14,397      404,124
     Sealed Air Corp.                                         46,499    1,595,381
     Sensient Technologies Corp.                              38,101    2,059,359
     Steel Dynamics, Inc.                                     94,919    1,734,170
*    Stillwater Mining Co.                                    59,549      939,683
*    SunCoke Energy, Inc.                                     62,210    1,298,323
#    Synalloy Corp.                                            5,144       79,732
#*   Texas Industries, Inc.                                   33,762    2,927,165
     Tredegar Corp.                                           40,177      836,083
     Tronox, Ltd. Class A                                      1,600       39,200
#*   Universal Stainless & Alloy Products, Inc.                9,093      326,348
     Vulcan Materials Co.                                     58,246    3,758,614
#    Wausau Paper Corp.                                       13,070      156,317
     Westlake Chemical Corp.                                 158,152   11,260,422
     Worthington Industries, Inc.                             47,320    1,741,376
                                                                     ------------
Total Materials                                                       155,061,637
                                                                     ------------
Other -- (0.0%)
(o)* Gerber Scientific, Inc. Escrow Shares                    47,409           --
(o)* Petrocorp, Inc. Escrow Shares                               900           --
                                                                     ------------
Total Other                                                                    --
                                                                     ------------
Real Estate Investment Trusts -- (0.0%)
     Geo Group, Inc. (The)                                     5,052      169,393
                                                                     ------------
Telecommunication Services -- (4.3%)
     AT&T, Inc.                                            4,065,906  145,152,844
     Atlantic Tele-Network, Inc.                                  84        4,970
*    Cbeyond, Inc.                                            11,274      111,500
#    CenturyLink, Inc.                                       510,163   17,809,790
#    Frontier Communications Corp.                           696,949    4,146,847
*    General Communication, Inc. Class A                      45,867      478,851
#*   Iridium Communications, Inc.                             14,800       98,716
     Lumos Networks Corp.                                        500        6,605
*    ORBCOMM, Inc.                                            44,499      279,009
*    Premiere Global Services, Inc.                            2,000       25,440
#    Shenandoah Telecommunications Co.                         3,026       84,819
#*   Sprint Corp.                                            824,326    7,006,771
     T-Mobile US, Inc.                                       113,786    3,332,792
     Telephone & Data Systems, Inc.                          154,629    4,204,362
#    United States Cellular Corp.                             33,568    1,394,415
     USA Mobility, Inc.                                       12,522      214,502
     Verizon Communications, Inc.                            644,888   30,135,616
*    Vonage Holdings Corp.                                    85,934      329,987
                                                                     ------------
Total Telecommunication Services                                      214,817,836
                                                                     ------------
Utilities -- (0.3%)
*    Calpine Corp.                                            62,921    1,442,778
#    Consolidated Water Co., Ltd.                              6,656       77,343
*    Genie Energy, Ltd. Class B                                5,000       40,500
     NRG Energy, Inc.                                        367,799   12,034,383

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                             SHARES        VALUE+
                                                            ---------- --------------
Utilities -- (Continued)
      Ormat Technologies, Inc.                                  20,134 $      537,175
#     SJW Corp.                                                  6,569        178,874
      UGI Corp.                                                 52,659      2,458,649
                                                                       --------------
Total Utilities                                                            16,769,702
                                                                       --------------
TOTAL COMMON STOCKS                                                     4,778,992,761
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
(o)*  Leap Wireless International, Inc. Contingent Value
        Rights                                                   8,393         21,150
(o)#* Magnum Hunter Resources Corp. Warrants 04/15/16            8,220             --
                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                          21,150
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.074%    11,873,516     11,873,516
                                                                       --------------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                              (000)
                                                            ----------
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@ DFA Short Term Investment Fund                         19,872,417    229,923,863
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,914,575,678)                    $5,020,811,290
                                                                       ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  848,874,230           --   --    $  848,874,230
   Consumer Staples                   350,824,095           --   --       350,824,095
   Energy                             815,604,250           --   --       815,604,250
   Financials                         892,527,152 $      6,576   --       892,533,728
   Health Care                        475,127,397       59,773   --       475,187,170
   Industrials                        684,232,141          212   --       684,232,353
   Information Technology             324,918,367           --   --       324,918,367
   Materials                          155,061,637           --   --       155,061,637
   Other                                       --           --   --                --
   Real Estate Investment Trusts          169,393           --   --           169,393
   Telecommunication Services         214,817,836           --   --       214,817,836
   Utilities                           16,769,702           --   --        16,769,702
Rights/Warrants                                --       21,150   --            21,150
Temporary Cash Investments             11,873,516           --   --        11,873,516
Securities Lending Collateral                  --  229,923,863   --       229,923,863
                                   -------------- ------------   --    --------------
TOTAL                              $4,790,799,716 $230,011,574   --    $5,020,811,290
                                   ============== ============   ==    ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: July 1, 2014

By:  /s/ David R. Martin
     --------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: July 1, 2014